================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: November 30, 2005

================================================================================

Item 1. Reports to Stockholders

VALIC Company I, Semi-Annual Report at November 30, 2005.

                                                                VALIC Company I


                                                             Semi-Annual Report

                                                              November 30, 2005

            VALIC COMPANY I - SEMI-ANNUAL REPORT NOVEMBER 30, 2005

TABLE OF CONTENTS


President's Letter.........................................................
                                                                              1

Expense Example............................................................
                                                                              2

Schedule of Investments:

   Asset Allocation Fund...................................................   4
   Blue Chip Growth Fund...................................................  16
   Capital Conservation Fund...............................................  19
   Core Equity Fund........................................................  26
   Government Securities Fund..............................................  29
   Growth & Income Fund....................................................  31
   Health Sciences Fund....................................................  33
   Income & Growth Fund....................................................  39
   Inflation Protected Fund................................................  42
   International Equities Fund.............................................  44
   International Government Bond Fund......................................  56
   International Growth I Fund.............................................  60
   Large Cap Growth Fund...................................................  64
   Large Capital Growth Fund...............................................  66
   Mid Cap Index Fund......................................................  69
   Mid Cap Strategic Growth Fund...........................................  75
   Money Market I Fund.....................................................  78
   Nasdaq-100(R) Index Fund................................................  81
   Science & Technology Fund...............................................  84
   Small Cap Fund..........................................................  87
   Small Cap Index Fund....................................................  95
   Social Awareness Fund................................................... 113
   Stock Index Fund........................................................ 117
   Value Fund.............................................................. 124

Statements of Assets and Liabilities....................................... 126

Statements of Operations...................................................
                                                                            129

Statements of Changes in Net Assets........................................
                                                                            132

Notes to Financial Statements..............................................
                                                                            138

Financial Highlights.......................................................
                                                                            152

Approval of Advisory Agreements............................................
                                                                            165

Directors and Officers Information.........................................
                                                                            174

--------------------------------------------------------------------------------

                             PRESIDENT'S LETTER                       1

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the period ending November 30, 2005.

Our team of experienced investment professionals continually monitors the funds offered in VALIC Company I. In addition to reviewing performance information and risk factors relating to the funds, the team measures the style consistency of each of the funds. When certain asset classes are under pressure, it is important to confirm that the investment managers continue to stick to their disciplines. Style consistency is critical to successful asset allocation and asset allocation is critical to successful long-term investing.

We believe that the biggest risk that investors face is losing focus and taking their eyes off their long-term investment strategies. In order to plan for the future, you should prepare yourself and your portfolio to weather both up and down markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company I, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

Additionally, once you have a plan in place based on your individual retirement goals -- stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                                  /s/ Evelyn M. Curran
                                          Evelyn M. Curran, President
                                          VALIC Company I

2          VALIC COMPANY I - EXPENSE EXAMPLE (Unaudited)         November 30, 2005

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company I ("VC I"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2005 and held until November 30, 2005. Shares of VC I are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC I and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended November 30, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended November 30, 2005" column and the "Expense Ratio as of
November 30, 2005" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended November 30, 2005" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended November 30, 2005" column and the "Expense Ratio as of November 30, 2005" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended November 30, 2005" column would have been higher and the "Ending Account Value" column would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your variable contract prospectus or plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

November 30, 2005  VALIC COMPANY I - EXPENSE EXAMPLE (Unaudited) - CONTINUED   3

                                                Actual                                   Hypothetical
                              ------------------------------------------ --------------------------------------------
                                                                                          Ending
                                                                                       Account Value
                                               Ending                                     Using a
                                            Account Value Expenses Paid                Hypothetical   Expenses Paid
                                Beginning   Using Actual  During the Six   Beginning    5% Assumed      During the
                              Account Value   Return at    Months Ended  Account Value   Return at   Six Months Ended
                               at June 1,   November 30,   November 30,   at June 1,   November 30,    November 30,
Fund                              2005          2005          2005*          2005          2005           2005*
----                          ------------- ------------- -------------- ------------- ------------- ----------------
Asset Allocation.............   $1,000.00     $1,035.39       $3.47        $1,000.00     $1,021.66        $3.45
Blue Chip Growth#@...........   $1,000.00     $1,081.73       $5.43        $1,000.00     $1,019.85        $5.27
Capital Conservation.........   $1,000.00     $  994.47       $4.05        $1,000.00     $1,021.01        $4.10
Core Equity#@................   $1,000.00     $1,045.62       $4.36        $1,000.00     $1,020.81        $4.31
Government Securities........   $1,000.00     $  993.60       $3.30        $1,000.00     $1,021.76        $3.35
Growth & Income#.............   $1,000.00     $1,023.48       $4.31        $1,000.00     $1,020.81        $4.31
Health Sciences@.............   $1,000.00     $1,159.12       $6.22        $1,000.00     $1,019.30        $5.82
Income & Growth#.............   $1,000.00     $1,051.14       $4.27        $1,000.00     $1,020.91        $4.20
Inflation Protected#.........   $1,000.00     $  983.60       $3.23        $1,000.00     $1,021.81        $3.29
International Equities.......   $1,000.00     $1,131.46       $3.05        $1,000.00     $1,022.21        $2.89
International Government Bond   $1,000.00     $  992.71       $3.55        $1,000.00     $1,021.51        $3.60
International Growth I#......   $1,000.00     $1,114.05       $5.35        $1,000.00     $1,020.00        $5.11
Large Cap Growth#............   $1,000.00     $1,054.77       $4.94        $1,000.00     $1,020.26        $4.86
Large Capital Growth#........   $1,000.00     $1,075.13       $4.32        $1,000.00     $1,020.91        $4.20
Mid Cap Index................   $1,000.00     $1,100.34       $2.00        $1,000.00     $1,023.16        $1.93
Mid Cap Strategic Growth#....   $1,000.00     $1,134.40       $4.55        $1,000.00     $1,020.81        $4.31
Money Market I#..............   $1,000.00     $1,015.35       $2.78        $1,000.00     $1,022.31        $2.79
Nasdaq-100(R) Index..........   $1,000.00     $1,081.78       $3.08        $1,000.00     $1,022.11        $2.99
Science & Technology@........   $1,000.00     $1,048.80       $5.19        $1,000.00     $1,020.00        $5.11
Small Cap#...................   $1,000.00     $1,106.27       $5.02        $1,000.00     $1,020.31        $4.81
Small Cap Index..............   $1,000.00     $1,103.23       $2.32        $1,000.00     $1,022.86        $2.23
Social Awareness.............   $1,000.00     $1,051.84       $3.24        $1,000.00     $1,021.91        $3.19
Stock Index..................   $1,000.00     $1,056.91       $1.91        $1,000.00     $1,023.21        $1.88
Value#.......................   $1,000.00     $1,059.99       $4.91        $1,000.00     $1,020.31        $4.81





                                Expense
                                 Ratio
                                 as of
                              November 30,
Fund                             2005*
----                          ------------
Asset Allocation.............     0.68%
Blue Chip Growth#@...........     1.04%
Capital Conservation.........     0.81%
Core Equity#@................     0.85%
Government Securities........     0.66%
Growth & Income#.............     0.85%
Health Sciences@.............     1.15%
Income & Growth#.............     0.83%
Inflation Protected#.........     0.65%
International Equities.......     0.57%
International Government Bond     0.71%
International Growth I#......     1.01%
Large Cap Growth#............     0.96%
Large Capital Growth#........     0.83%
Mid Cap Index................     0.38%
Mid Cap Strategic Growth#....     0.85%
Money Market I#..............     0.55%
Nasdaq-100(R) Index..........     0.59%
Science & Technology@........     1.01%
Small Cap#...................     0.95%
Small Cap Index..............     0.44%
Social Awareness.............     0.63%
Stock Index..................     0.37%
Value#.......................     0.95%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                       Actual                                   Hypothetical
                     ------------------------------------------ --------------------------------------------
                                                                                 Ending
                                                                              Account Value
                                      Ending                                     Using a
                                   Account Value Expenses Paid                Hypothetical   Expenses Paid     Expense
                       Beginning   Using Actual  During the Six   Beginning    5% Assumed      During the       Ratio
                     Account Value   Return at    Months Ended  Account Value   Return at   Six Months Ended    as of
                      at June 1,   November 30,   November 30,   at June 1,   November 30,    November 30,   November 30,
Fund                     2005          2005          2005*          2005          2005           2005*          2005*
----                 ------------- ------------- -------------- ------------- ------------- ---------------- ------------
Blue Chip Growth#...   $1,000.00     $1,081.73       $5.43        $1,000.00     $1,019.85        $5.27           1.04%
Core Equity#........   $1,000.00     $1,045.62       $4.31        $1,000.00     $1,020.86        $4.26           0.84%
Health Sciences.....   $1,000.00     $1,159.12       $6.17        $1,000.00     $1,019.35        $5.77           1.14%
Science & Technology   $1,000.00     $1,048.80       $5.08        $1,000.00     $1,020.10        $5.01           0.99%

4      ASSET ALLOCATION FUND - PORTFOLIO PROFILE (Unaudited)     November 30, 2005

Industry Allocation*

                   Financial Services................ 14.40%
                   Government Agencies............... 10.89%
                   Oil & Gas.........................  6.40%
                   Government Obligations............  5.45%
                   Insurance.........................  5.27%
                   Repurchase Agreements.............  5.05%
                   Banks.............................  4.21%
                   Telecommunications................  3.97%
                   Conglomerates.....................  3.39%
                   Utilities -- Electric.............  3.33%
                   Drugs.............................  2.62%
                   Retail............................  2.48%
                   Information Processing -- Software  2.27%
                   Information Processing -- Hardware  2.22%
                   Semiconductors....................  1.90%
                   Leisure & Tourism.................  1.75%
                   Multimedia........................  1.66%
                   Hospital Supplies.................  1.61%
                   Beverages.........................  1.53%
                   Household Products................  1.42%
                   Medical -- Biomedical/Gene........  1.18%
                   Broadcasting......................  1.10%
                   Information Processing -- Services  1.06%
                   Electronics/Electrical Equipment..  1.03%
                   Chemical..........................  0.98%
                   Tobacco...........................  0.87%
                   Commercial Services...............  0.85%
                   Foods.............................  0.83%
                   Medical Technology................  0.81%
                   Aerospace/Defense.................  0.79%
                   Automotive........................  0.69%
                   Freight...........................  0.67%
                   Apparel & Products................  0.66%
                   Metals............................  0.62%
                   Savings & Loan....................  0.56%
                   Utilities -- Communication........  0.53%
                   Paper/Forest Products.............  0.52%
                   Railroads & Equipment.............  0.52%
                   Machinery.........................  0.41%
                   Airlines..........................  0.32%
                   Pollution Control.................  0.31%
                   Therapeutics......................  0.30%
                   Real Estate Investment Trusts.....  0.27%
                   Building Materials................  0.23%
                   Hospital Management...............  0.23%
                   Healthcare........................  0.21%
                   Publishing........................  0.18%
                   Utilities -- Gas, Pipeline........  0.15%
                   Home Builders.....................  0.14%
                   Schools...........................  0.13%
                   Mining............................  0.11%
                   Advertising.......................  0.09%
                   Real Estate.......................  0.09%
                   Heavy Duty Trucks/Parts...........  0.08%
                   Foreign Government Bonds..........  0.06%
                   Euro Time Deposit.................  0.06%
                   Utilities -- Gas, Distribution....  0.04%
                   Funeral Services..................  0.03%
                   Hardware & Tools..................  0.02%
                   Appliances/Furnishings............  0.01%
                   Human Resources...................  0.01%
                   Photography.......................  0.01%
                                                      -----
                                                      99.58%
                                                      =====

*  Calculated as a percentage of Net Assets.

November 30, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  5



                                                           Value
                                                  Shares  (Note 2)
             ------------------------------------------------------
             COMMON STOCK -- 57.53%
             Advertising -- 0.06%
               Interpublic Group of Cos., Inc.+..  5,530 $   51,540
               Omnicom Group, Inc................    540     45,662
                                                         ----------
                                                             97,202
                                                         ----------
             Aerospace/Defense -- 0.67%
               Boeing Co.........................  4,420    301,400
               General Dynamics Corp.............    440     50,292
               Goodrich Corp.....................    270     10,400
               Honeywell International, Inc......  4,640    169,546
               L-3 Communications Holdings, Inc..    260     19,370
               Lockheed Martin Corp..............    790     47,874
               Northrop Grumman Corp.............  6,570    376,921
               Raytheon Co.......................    980     37,652
               Rockwell Collins, Inc.............    390     17,823
               United Technologies Corp..........  2,210    118,986
                                                         ----------
                                                          1,150,264
                                                         ----------
             Airlines -- 0.02%
               Southwest Airlines Co.............  2,090     34,485
                                                         ----------
             Apparel & Products -- 0.66%
               Chico's FAS, Inc.+................  1,300     57,343
               Coach, Inc.+......................  3,474    119,610
               Jones Apparel Group, Inc..........    260      7,478
               Liz Claiborne, Inc................    240      8,371
               Nike, Inc., Class B...............  3,423    291,982
               Reebok International, Ltd.........    120      6,910
               TJX Cos., Inc..................... 27,640    619,412
               VF Corp...........................    510     28,891
                                                         ----------
                                                          1,139,997
                                                         ----------
             Appliances/Furnishings -- 0.01%
               Leggett & Platt, Inc..............    410      9,627
               Maytag Corp.......................    180      3,200
               Whirlpool Corp....................    150     12,278
                                                         ----------
                                                             25,105
                                                         ----------
             Automotive -- 0.61%
               Advance Auto Parts, Inc.+.........  9,921    420,055
               AutoNation, Inc.+.................    400      8,288
               AutoZone, Inc.+...................    700     62,342
               Cooper Tire & Rubber Co...........    140      2,059
               Danaher Corp......................  4,900    271,950
               Ford Motor Co..................... 19,380    157,560
               General Motors Corp...............  1,220     26,718
               Genuine Parts Co..................    380     16,838
               Goodyear Tire & Rubber Co.+.......    390      6,681
               Lear Corp.........................    910     25,334
               TRW Automotive Holdings Corp.+....  1,870     47,124
               Visteon Corp.+....................    280      1,893
                                                         ----------
                                                          1,046,842
                                                         ----------
             Banks -- 3.24%
               AmSouth Bancorp................... 10,410    276,802
               Bank of America Corp.............. 37,080  1,701,601
               Bank of New York Co., Inc......... 25,782    835,337
               BB&T Corp.........................  3,980    169,349
               Cathay General Bancorp............  1,820     69,160
               Comerica, Inc.....................    370     21,338
               Compass Bancshares, Inc...........    270     13,084
               Fifth Third Bancorp...............  4,050    163,093
               First Horizon National Corp.......    280     10,898
               Fulton Financial Corp.............    410      7,126
               Huntington Bancshares, Inc........  7,710    184,732
               KeyCorp...........................  2,730     90,527
               M&T Bank Corp.....................    180     19,480
               Marshall & Ilsley Corp............    450     19,341
               Mellon Financial Corp.............    910     30,612

                                                                Value
                                                       Shares  (Note 2)

        ----------------------------------------------------------------
        Banks (continued)
          National City Corp..........................  1,240 $   42,048
          North Fork Bancorp., Inc....................  1,040     28,080
          Northern Trust Corp.........................  1,870     98,530
          PNC Financial Services Group................    630     40,175
          Regions Financial Corp......................  1,000     33,690
          State Street Bank & Trust Co................    720     41,537
          SunTrust Banks, Inc.........................    790     57,465
          Synovus Financial Corp......................  9,640    271,366
          TD Banknorth, Inc...........................    380     11,278
          U.S. Bancorp................................  6,457    195,518
          Wachovia Corp...............................  3,410    182,094
          Wells Fargo & Co............................ 15,028    944,510
          Zions Bancorp...............................    200     15,126
                                                              ----------
                                                               5,573,897
                                                              ----------
        Beverages -- 1.31%
          Anheuser-Busch Cos., Inc....................  7,870    344,234
          Brown-Forman Corp., Class B.................    180     12,395
          Coca-Cola Co................................ 24,340  1,039,074
          Coca-Cola Enterprises, Inc..................  5,230    100,520
          Constellation Brands, Inc., Class A+........    430     10,157
          Molson Coors Brewing Co.....................    130      8,657
          Pepsi Bottling Group, Inc...................    310      9,145
          PepsiCo, Inc................................ 12,452    737,158
                                                              ----------
                                                               2,261,340
                                                              ----------
        Broadcasting -- 0.28%
          Clear Channel Communications, Inc...........  3,920    127,635
          Comcast Corp., Class A+.....................  5,440    143,616
          Liberty Media Corp.+........................    530      4,070
          Univision Communications, Inc., Class A+....  4,710    142,383
          Westwood One, Inc...........................    260      4,717
          XM Satellite Radio Holdings, Inc., Class A+.  2,250     65,835
                                                              ----------
                                                                 488,256
                                                              ----------
        Building Materials -- 0.23%
          American Standard Cos., Inc.................  4,010    152,701
          Masco Corp..................................  5,940    176,834
          Sherwin-Williams Co.........................    250     10,960
          USG Corp.+..................................    540     33,048
          Vulcan Materials Co.........................    230     15,341
                                                              ----------
                                                                 388,884
                                                              ----------
        Chemical -- 0.71%
          Air Products & Chemicals, Inc...............    490     28,993
          Ashland, Inc................................    170      9,478
          Dow Chemical Co.............................  6,170    279,192
          E.I. du Pont de Nemours and Co..............  3,970    169,718
          Eastman Chemical Co.........................  1,240     68,609
          Ecolab, Inc.................................    400     13,308
          Engelhard Corp..............................    270      7,965
          Hercules, Inc.+.............................    250      2,940
          Monsanto Co.................................  2,000    146,540
          PPG Industries, Inc.........................    370     22,470
          Praxair, Inc................................    710     36,920
          Rohm & Haas Co..............................  9,730    426,174
          Sigma-Aldrich Corp..........................    150      9,906
                                                              ----------
                                                               1,222,213
                                                              ----------
        Commercial Services -- 0.27%
          Ball Corp...................................    240      9,893
          Cendant Corp................................ 11,460    203,644
          Cintas Corp.................................    300     13,416
          Convergys Corp.+............................    310      5,146
          Deluxe Corp.................................    210      6,811
          Fluor Corp..................................    190     14,079
          Moody's Corp................................  2,200    132,330

6   ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2005
                            - CONTINUED


                                                               Value
                                                     Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Commercial Services (continued)
           Paychex, Inc.............................     720 $   30,535
           Weight Watchers International, Inc.+.....   1,010     48,278
                                                             ----------
                                                                464,132
                                                             ----------
         Conglomerates -- 3.17%
           3M Co....................................   9,335    732,611
           Eaton Corp...............................     320     20,390
           General Electric Co.@.................... 115,764  4,135,090
           ITT Industries, Inc......................     210     22,840
           Loews Corp...............................     300     28,974
           Textron, Inc.............................     290     22,881
           Tyco International, Ltd..................  17,400    496,248
                                                             ----------
                                                              5,459,034
                                                             ----------
         Drugs -- 2.38%
           Abbott Laboratories......................  12,426    468,585
           Allergan, Inc............................     280     28,000
           Bristol-Myers Squibb Co..................   4,230     91,326
           Caremark Rx, Inc.+.......................   6,200    318,618
           Eli Lilly & Co...........................   8,310    419,655
           Forest Laboratories, Inc.+...............     730     28,521
           King Pharmaceuticals, Inc.+..............   3,030     47,662
           Kos Pharmaceuticals, Inc.+...............     530     35,287
           Merck & Co., Inc.........................  21,488    631,747
           Mylan Laboratories, Inc..................     480     10,027
           OSI Pharmaceuticals, Inc.+...............     660     16,005
           Pfizer, Inc.@............................  75,615  1,603,038
           Schering-Plough Corp.....................  11,220    216,770
           Watson Pharmaceuticals, Inc.+............   1,780     59,381
           Wyeth....................................   2,900    120,524
                                                             ----------
                                                              4,095,146
                                                             ----------
         Electronics/Electrical Equipment -- 1.00%
           Agilent Technologies, Inc.+..............   1,580     56,343
           American Power Conversion Corp...........     380      8,516
           Applera Corp. - Applied Biosystems Group.     430     11,859
           Arrow Electronics, Inc.+.................   1,740     53,940
           Comverse Technology, Inc.+...............     440     11,532
           Emerson Electric Co......................   5,532    418,274
           Fisher Scientific International, Inc.+...     270     17,410
           Jabil Circuit, Inc.+.....................   6,672    220,977
           JDS Uniphase Corp.+......................   3,570      9,175
           Johnson Controls, Inc....................     420     29,169
           Millipore Corp.+.........................     460     29,376
           Molex, Inc...............................   3,400     91,086
           NVIDIA Corp.+............................     360     13,021
           Parker Hannifin Corp.....................   2,360    161,448
           Perkinelmer, Inc.........................     290      6,615
           Pitney Bowes, Inc........................     500     20,830
           PMC-Sierra, Inc.+........................     400      3,148
           Sanmina-SCI Corp.+.......................   8,710     36,059
           Solectron Corp.+.........................  13,580     48,752
           Symbol Technologies, Inc.................     540      6,172
           Tektronix, Inc...........................     190      4,862
           Thermo Electron Corp.+...................     360     11,106
           Trimble Navigation, Ltd.+................   1,060     34,535
           W. W. Grainger, Inc......................     170     11,939
           Waters Corp.+............................     240      9,415
           Xerox Corp.+.............................  27,374    388,711
                                                             ----------
                                                              1,714,270
                                                             ----------
         Financial Services -- 5.40%
           A.G. Edwards, Inc........................   2,300    101,361
           Allied Capital Corp......................   3,610    109,202
           American Capital Strategies, Ltd.........   4,940    189,498
           American Express Co......................  11,360    584,131
           Ameriprise Financial, Inc................   1,558     65,514

                                                             Value
                                                    Shares  (Note 2)

           ----------------------------------------------------------
           Financial Services (continued)
             Ameritrade Holding Corp.+.............    660 $   15,418
             Bear Stearns Cos., Inc................    250     27,748
             Capital One Financial Corp............  4,230    351,344
             Charles Schwab Corp...................  2,250     34,313
             CIT Group, Inc........................    430     21,285
             Citigroup, Inc........................ 62,599  3,039,181
             CompuCredit Corp.+....................    720     28,130
             Countrywide Financial Corp............  1,280     44,557
             E*TRADE Group, Inc.+..................    880     17,178
             Equifax, Inc..........................    290     11,107
             Fannie Mae............................  4,440    213,342
             Federated Investors, Inc., Class B....  2,096     76,588
             Franklin Resources, Inc...............    330     30,650
             Freddie Mac........................... 10,600    661,970
             Goldman Sachs Group, Inc..............  3,039    391,909
             H & R Block, Inc......................  5,900    144,196
             Instinet Group, Inc.+.................  6,520     33,056
             Janus Capital Group, Inc..............    490      9,393
             JPMorgan Chase & Co................... 19,222    735,241
             Lehman Brothers Holdings, Inc.........    580     73,080
             MBNA Corp............................. 25,140    672,998
             Merrill Lynch & Co., Inc..............  2,000    132,840
             Morgan Stanley........................ 21,720  1,216,972
             Principal Financial Group, Inc........    610     30,909
             SLM Corp..............................    900     47,295
             Student Loan Corp.....................     40      8,444
             T. Rowe Price Group, Inc..............    290     20,866
             Webster Financial Corp................  3,160    151,238
                                                           ----------
                                                            9,290,954
                                                           ----------
           Foods -- 0.77%
             Archer-Daniels-Midland Co.............  7,940    187,146
             Campbell Soup Co......................    410     12,386
             ConAgra Foods, Inc....................  1,130     24,295
             Dean Foods Co.+.......................  1,400     53,466
             General Mills, Inc....................  8,040    382,141
             H J Heinz Co..........................    740     25,693
             Hershey Foods Corp....................    400     21,688
             Kellogg Co............................    560     24,679
             Kraft Foods, Inc., Class A............  5,400    156,276
             McCormick & Co., Inc..................  1,790     55,884
             Sara Lee Corp.........................  1,700     30,702
             Seaboard Corp.........................     10     17,200
             Sysco Corp............................  8,860    286,355
             Tyson Foods, Inc., Class A............    830     13,969
             Wm. Wrigley Jr. Co....................    390     26,750
                                                           ----------
                                                            1,318,630
                                                           ----------
           Freight -- 0.60%
             FedEx Corp............................  1,670    163,025
             JB Hunt Transport Services, Inc.......    420      9,404
             Ryder System, Inc.....................    140      5,940
             United Parcel Service, Inc., Class B.. 11,000    856,900
                                                           ----------
                                                            1,035,269
                                                           ----------
           Hardware & Tools -- 0.02%
             Black & Decker Corp...................    180     15,806
             Snap-on, Inc..........................    130      4,858
             Stanley Works.........................    160      7,680
                                                           ----------
                                                               28,344
                                                           ----------
           Healthcare -- 0.13%
             Bausch & Lomb, Inc....................    120      9,751
             Laboratory Corp. of America Holdings+.    300     15,567
             Manor Care, Inc.......................    180      7,097
             McKesson Corp.........................  2,110    106,133
             Medco Health Solutions, Inc.+.........    650     34,873

November 30, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  7
                                          - CONTINUED


                                                                Value
                                                       Shares  (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Healthcare (continued)
          Patterson Cos., Inc.+.......................    300 $   10,482
          Universal Health Services, Inc., Class B....    990     47,441
                                                              ----------
                                                                 231,344
                                                              ----------
        Heavy Duty Trucks/Parts -- 0.04%
          Dana Corp...................................    330      2,300
          Navistar International Corp.+...............  1,320     37,448
          PACCAR, Inc.................................    380     27,307
                                                              ----------
                                                                  67,055
                                                              ----------
        Home Builders -- 0.14%
          Centex Corp.................................    270     19,400
          DR Horton, Inc..............................    580     20,555
          KB Home.....................................    430     30,001
          Lennar Corp.................................    300     17,304
          NVR, Inc.+..................................    110     75,597
          Pulte Homes, Inc............................    460     19,150
          Ryland Group, Inc...........................    890     63,671
                                                              ----------
                                                                 245,678
                                                              ----------
        Hospital Management -- 0.16%
          HCA, Inc....................................  2,700    137,673
          Health Management Associates, Inc., Class A.  5,880    137,710
          Tenet Healthcare Corp.+.....................  1,020      7,976
                                                              ----------
                                                                 283,359
                                                              ----------
        Hospital Supplies -- 1.58%
          AmerisourceBergen Corp......................  2,170    174,360
          Becton, Dickinson and Co....................    540     31,444
          Cardinal Health, Inc........................  7,090    453,405
          CR Bard, Inc................................    230     14,920
          Henry Schein, Inc.+.........................    300     12,795
          Hospira, Inc.+..............................    350     15,453
          Johnson & Johnson........................... 22,683  1,400,675
          Medtronic, Inc..............................  2,620    145,593
          St. Jude Medical, Inc.+.....................  7,370    352,065
          Stryker Corp................................  2,540    109,982
                                                              ----------
                                                               2,710,692
                                                              ----------
        Household Products -- 1.42%
          Alberto-Culver Co., Class B.................    170      7,392
          American Greetings Corp., Class A...........    590     15,458
          Avon Products, Inc..........................  1,010     27,624
          Church & Dwight Co., Inc....................    220      7,308
          Clorox Co...................................  2,490    135,157
          Colgate-Palmolive Co........................  7,983    435,233
          Fortune Brands, Inc.........................    320     24,947
          International Flavors & Fragrances, Inc.....    180      5,857
          Kimberly-Clark Corp.........................  6,930    408,731
          Newell Rubbermaid, Inc......................  5,610    129,423
          Procter & Gamble Co......................... 21,658  1,238,621
                                                              ----------
                                                               2,435,751
                                                              ----------
        Human Resources -- 0.01%
          Robert Half International, Inc..............    360     13,774
                                                              ----------
        Information Processing - Hardware -- 2.22%
          Apple Computer, Inc.+.......................  5,240    355,377
          Dell, Inc.+................................. 28,099    847,466
          Diebold, Inc................................    680     26,425
          EMC Corp.+.................................. 15,960    222,323
          Gateway, Inc.+..............................    580      1,763
          Hewlett-Packard Co.......................... 24,590    729,585
          International Business Machines Corp........ 13,789  1,225,842
          Juniper Networks, Inc.+..................... 11,300    254,137
          Lexmark International, Inc., Class A+.......    250     11,905
          Network Appliance, Inc.+....................    790     23,005
          Sandisk Corp.+..............................  1,190     60,761

                                                                 Value
                                                        Shares  (Note 2)

      -------------------------------------------------------------------
      Information Processing - Hardware (continued)
        Seagate Technology+............................  1,780 $   33,677
        Sun Microsystems, Inc.+........................  7,380     27,823
                                                               ----------
                                                                3,820,089
                                                               ----------
      Information Processing - Services -- 0.97%
        3Com Corp.+....................................  2,770     10,027
        Affiliated Computer Services, Inc., Class A+...    280     15,618
        CACI International, Inc., Class A+.............    340     18,823
        Cognizant Technology Solutions Corp., Class A+.  1,190     57,822
        Computer Sciences Corp.+.......................  2,370    119,045
        DST Systems, Inc.+.............................    610     36,277
        eBay, Inc.+....................................  7,620    341,452
        Electronic Data Systems Corp...................  1,120     25,816
        First Data Corp................................  1,670     72,261
        Fiserv, Inc.+..................................  2,920    132,889
        Google, Inc.+..................................    470    190,345
        Monster Worldwide, Inc.+.......................  1,630     63,407
        NCR Corp.+.....................................    410     13,920
        Symantec Corp.+................................ 10,705    189,157
        Total Systems Services, Inc....................    260      5,606
        Unisys Corp.+..................................    740      4,551
        Yahoo!, Inc.+..................................  9,400    378,162
                                                               ----------
                                                                1,675,178
                                                               ----------
      Information Processing - Software -- 2.26%
        Adobe Systems, Inc.............................  1,882     61,372
        Autodesk, Inc..................................    490     20,443
        Automatic Data Processing, Inc.................  8,677    407,819
        BEA Systems, Inc.+.............................  1,740     15,260
        BMC Software, Inc.+............................    470      9,630
        Citrix Systems, Inc.+..........................    370     10,042
        Computer Associates International, Inc.........  1,650     47,041
        Compuware Corp.+...............................  1,450     13,383
        Global Payments, Inc...........................    800     35,024
        IMS Health, Inc................................    490     11,981
        Intuit, Inc.+..................................  2,100    112,497
        Mercury Interactive Corp.+.....................    190      5,282
        Microsoft Corp.@............................... 93,415  2,588,530
        Novell, Inc.+..................................    830      6,457
        Oracle Corp.+.................................. 34,660    435,676
        Parametric Technology Corp.+...................    590      3,452
        Red Hat, Inc.+.................................  1,090     25,691
        SEI Investments Co.............................  1,680     68,628
        Siebel Systems, Inc............................  1,130     11,865
        Sybase, Inc.+..................................    230      5,164
                                                               ----------
                                                                3,895,237
                                                               ----------
      Insurance -- 4.43%
        ACE, Ltd.......................................  3,830    212,565
        Aetna, Inc.....................................  9,126    844,064
        AFLAC, Inc.....................................  1,460     70,080
        Allstate Corp..................................  9,546    535,531
        AMBAC Financial Group, Inc.....................    240     18,406
        American International Group, Inc.(2).......... 25,250  1,695,285
        Aon Corp.......................................    690     25,123
        Assurant, Inc..................................  1,660     73,239
        Chubb Corp.....................................  5,615    543,757
        CIGNA Corp.....................................  1,270    142,900
        Cincinnati Financial Corp......................  3,071    136,752
        CNA Financial Corp.+...........................    520     17,706
        Coventry Health Care, Inc.+....................    345     20,552
        Hartford Financial Services Group, Inc.........  3,228    282,030
        Humana, Inc.+..................................    350     16,040
        Jefferson-Pilot Corp...........................    300     16,665
        Lincoln National Corp..........................  6,478    336,726
        Marsh & McLennan Cos., Inc.....................  1,150     35,523
        MBIA, Inc......................................    300     18,534
        MetLife, Inc...................................  4,720    242,797

8   ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2005
                            - CONTINUED


                                                                   Value
                                                          Shares  (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Insurance (continued)
      MGIC Investment Corp...............................    210 $   13,671
      Nationwide Financial Services, Inc., Class A.......    980     41,307
      Progressive Corp...................................  3,010    370,200
      Protective Life Corp...............................    970     42,855
      Prudential Financial, Inc..........................  1,110     85,914
      Safeco Corp........................................    730     41,062
      Sierra Health Services, Inc.+......................    780     61,012
      St. Paul Travelers Cos., Inc....................... 14,720    684,921
      Torchmark Corp.....................................  2,810    152,077
      UnitedHealth Group, Inc............................  9,910    593,212
      UnumProvident Corp.................................    650     14,300
      W.R. Berkley Corp..................................    580     27,040
      WellPoint, Inc.+...................................  1,320    101,416
      Xl Capital, Ltd., Class A..........................  1,560    103,553
                                                                 ----------
                                                                  7,616,815
                                                                 ----------
    Leisure & Tourism -- 1.55%
      Brunswick Corp.....................................    220      8,644
      Carnival Corp......................................  3,330    181,452
      Darden Restaurants, Inc............................  2,880    103,046
      Electronic Arts, Inc.+.............................    650     36,634
      Harley-Davidson, Inc...............................  3,210    172,891
      Harrah's Entertainment, Inc........................    390     26,555
      Hasbro, Inc........................................    390      7,964
      Hilton Hotels Corp.................................    710     15,563
      International Game Technology......................    730     21,426
      Las Vegas Sands Corp.+.............................  1,940     80,917
      Marriott International, Inc., Class A.............. 10,310    666,129
      Mattel, Inc........................................    880     14,652
      McDonald's Corp.................................... 12,956    438,561
      Panera Bread Co., Class A+.........................    550     37,400
      Penn National Gaming, Inc.+........................    870     28,858
      Royal Caribbean Cruises, Ltd.......................  9,820    450,345
      Sabre Holdings Corp., Class A......................    290      6,632
      SCP Pool Corp......................................    730     28,419
      Sonic Corp.+.......................................     80      2,367
      Starbucks Corp.+...................................  1,660     50,547
      Starwood Hotels & Resorts Worldwide, Inc., Class B.    470     28,435
      Wendy's International, Inc.........................    260     13,203
      Yum! Brands, Inc...................................  4,970    242,486
                                                                 ----------
                                                                  2,663,126
                                                                 ----------
    Machinery -- 0.38%
      Caterpillar, Inc...................................  1,460     84,359
      Cooper Industries, Ltd., Class A...................    210     15,276
      Cummins, Inc.......................................    110      9,790
      Deere & Co.........................................    520     36,062
      Dover Corp.........................................    440     17,798
      IDEX Corp..........................................    280     12,359
      Illinois Tool Works, Inc...........................  1,580    139,467
      Ingersoll-Rand Co., Class A........................    740     29,326
      Pall Corp..........................................    270      7,495
      Rockwell Automation, Inc...........................  5,289    298,458
                                                                 ----------
                                                                    650,390
                                                                 ----------
    Medical - Biomedical/Gene -- 1.02%
      Affymetrix, Inc.+..................................    410     20,188
      Amgen, Inc.+....................................... 13,085  1,058,969
      Biogen Idec, Inc.+.................................  1,350     57,794
      Genentech, Inc.+...................................  2,653    253,680
      Genzyme Corp.+.....................................    550     40,887
      Invitrogen Corp.+..................................  1,760    117,304
      MedImmune, Inc.+...................................    540     19,391
      Protein Design Labs, Inc.+.........................  2,410     67,119
      Vertex Pharmaceuticals, Inc.+......................  4,420    112,710
                                                                 ----------
                                                                  1,748,042
                                                                 ----------

                                                                 Value
                                                        Shares  (Note 2)

       ------------------------------------------------------------------
       Medical Technology -- 0.81%
         Baxter International, Inc.....................  5,140 $  199,895
         Biomet, Inc...................................    540     19,235
         Boston Scientific Corp.+...................... 11,430    302,666
         Chiron Corp.+.................................    240     10,632
         Guidant Corp..................................  5,120    315,802
         Nektar Therapeutics+..........................    950     15,979
         Quest Diagnostics, Inc........................    370     18,533
         Zimmer Holdings, Inc.+........................  8,070    505,747
                                                               ----------
                                                                1,388,489
                                                               ----------
       Metals -- 0.43%
         Alcoa, Inc....................................  1,880     51,531
         Allegheny Technologies, Inc...................    190      6,266
         Crown Holdings, Inc.+.........................  1,240     22,990
         Freeport-McMoRan Copper & Gold, Inc., Class B.  4,770    248,565
         Nucor Corp....................................  1,860    124,769
         Phelps Dodge Corp.............................  1,550    210,288
         United States Steel Corp......................  1,670     79,492
                                                               ----------
                                                                  743,901
                                                               ----------
       Mining -- 0.03%
         Newmont Mining Corp...........................    960     44,275
                                                               ----------
       Multimedia -- 1.47%
         Belo Corp.....................................    390      8,502
         Gannett Co., Inc..............................  1,550     95,511
         McGraw-Hill Cos., Inc.........................    810     42,970
         Meredith Corp.................................    100      5,100
         News Corp., Class A........................... 19,290    285,685
         Time Warner, Inc.............................. 38,106    685,146
         Viacom, Inc., Class B......................... 22,659    756,811
         Walt Disney Co................................ 26,217    653,590
                                                               ----------
                                                                2,533,315
                                                               ----------
       Oil & Gas -- 5.45%
         Amerada Hess Corp.............................    170     20,828
         Anadarko Petroleum Corp.......................  3,330    301,731
         Apache Corp...................................    710     46,349
         Baker Hughes, Inc.............................    740     42,439
         BJ Services Co................................  6,530    239,324
         Burlington Resources, Inc.....................  5,090    367,752
         ChevronTexaco Corp............................ 24,970  1,431,031
         ConocoPhillips................................  4,580    277,136
         Cooper Cameron Corp.+.........................  7,320    582,892
         Devon Energy Corp.............................  5,710    343,742
         El Paso Corp..................................  1,420     15,606
         EOG Resources, Inc............................    520     37,310
         Equitable Resources, Inc......................  3,430    128,248
         Exxon Mobil Corp.@............................ 67,761  3,932,171
         Grant Prideco, Inc.+..........................  2,540     97,511
         Halliburton Co................................  1,100     70,015
         Kerr-McGee Corp...............................    250     21,612
         Kinder Morgan, Inc............................  1,550    140,430
         Marathon Oil Corp.............................    792     46,958
         Murphy Oil Corp...............................  1,350     66,771
         Nabors Industries, Ltd.+......................  1,180     82,612
         National-Oilwell Varco, Inc.+.................    370     22,429
         Noble Corp....................................  1,719    123,888
         Occidental Petroleum Corp.....................    860     68,198
         Peoples Energy Corp...........................     90      3,234
         Rowan Cos., Inc...............................    240      8,611
         Schlumberger, Ltd.............................  1,270    121,577
         Sunoco, Inc...................................    290     22,388
         Transocean, Inc.+.............................    710     45,326
         UGI Corp......................................    420      9,240
         Valero Energy Corp............................  1,300    125,060
         Vintage Petroleum, Inc........................     20      1,048

November 30, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  9
                                          - CONTINUED


                                                                 Value
                                                        Shares  (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Oil & Gas (continued)
        Weatherford International, Ltd.+...............  7,060 $  490,741
        XTO Energy, Inc................................    780     31,738
                                                               ----------
                                                                9,365,946
                                                               ----------
      Paper/Forest Products -- 0.36%
        Avery Dennison Corp............................  1,228     72,194
        Bemis Co., Inc.................................    240      6,612
        Georgia-Pacific Corp...........................    570     26,955
        International Paper Co.........................  7,760    244,673
        Louisiana-Pacific Corp.........................    510     13,755
        Meadwestvaco Corp..............................  5,080    142,189
        Pactiv Corp.+..................................  1,100     22,264
        Plum Creek Timber Co., Inc.....................    400     15,584
        Sealed Air Corp.+..............................    180      9,308
        Smurfit-Stone Container Corp.+.................  1,120     14,190
        Temple-Inland, Inc.............................    250     10,468
        Weyerhaeuser Co................................    540     35,807
                                                               ----------
                                                                  613,999
                                                               ----------
      Photography -- 0.01%
        Eastman Kodak Co...............................    620     14,861
                                                               ----------
      Pollution Control -- 0.26%
        Allied Waste Industries, Inc.+.................    480      4,037
        Republic Services, Inc., Class A...............  2,520     90,342
        Waste Management, Inc.......................... 11,880    355,331
                                                               ----------
                                                                  449,710
                                                               ----------
      Publishing -- 0.18%
        Dow Jones & Co., Inc...........................    130      4,434
        John Wiley & Sons, Inc., Class A...............  1,020     42,157
        Knight-Ridder, Inc.............................    160      9,664
        New York Times Co., Class A....................    320      8,800
        R. R. Donnelley & Sons Co......................    470     16,074
        Tribune Co.....................................  7,190    229,864
                                                               ----------
                                                                  310,993
                                                               ----------
      Railroads & Equipment -- 0.22%
        Burlington Northern Santa Fe Corp..............    800     52,944
        CSX Corp.......................................  4,970    241,741
        Norfolk Southern Corp..........................    870     38,489
        Union Pacific Corp.............................    580     44,393
                                                               ----------
                                                                  377,567
                                                               ----------
      Real Estate Investment Trusts -- 0.24%
        Apartment Investment & Management Co., Class A.  2,290     88,692
        Archstone-Smith Trust..........................    460     19,233
        Camden Property Trust..........................    760     44,840
        Equity Office Properties Trust.................  3,290    102,582
        Equity Residential.............................    630     25,679
        Health Care Property Investors, Inc............  1,680     44,133
        ProLogis.......................................    540     24,494
        Public Storage, Inc............................    180     12,708
        Simon Property Group, Inc......................    400     30,924
        Vornado Realty Trust...........................    260     22,191
                                                               ----------
                                                                  415,476
                                                               ----------
      Retail -- 2.36%
        Albertson's, Inc...............................  4,650    109,275
        Amazon.com, Inc.+..............................    670     32,468
        American Eagle Outfitters, Inc.................  1,950     44,382
        Bed Bath & Beyond, Inc.+.......................    640     27,302
        Best Buy Co., Inc..............................  3,649    176,028
        Big Lots, Inc.+................................    250      3,073
        Burlington Coat Factory Warehouse Corp.........    580     22,991
        Circuit City Stores, Inc.......................    360      7,535
        Costco Wholesale Corp..........................  1,810     90,464
        CVS Corp....................................... 11,940    322,619
        Dillard's, Inc., Class A.......................    140      2,936

                                                              Value
                                                     Shares  (Note 2)

          ------------------------------------------------------------
          Retail (continued)
            Dollar General Corp.....................  6,510 $  123,104
            Express Scripts, Inc., Class A+.........    950     80,237
            Family Dollar Stores, Inc...............    340      7,653
            Federated Department Stores, Inc........  1,866    120,226
            Gap, Inc................................  7,700    133,826
            Home Depot, Inc.........................  7,340    306,665
            J.C. Penney Co., Inc....................    540     28,334
            Kohl's Corp.+...........................    740     34,040
            Kroger Co.+.............................  9,150    178,059
            Limited Brands, Inc.....................    750     16,688
            Lowe's Cos., Inc........................  3,740    252,375
            Nordstrom, Inc..........................    470     17,334
            Office Depot, Inc.+.....................    680     20,182
            OfficeMax, Inc..........................    160      4,669
            RadioShack Corp.........................    300      6,843
            Rite Aid Corp.+......................... 11,200     41,328
            Ross Stores, Inc........................  1,460     40,150
            Safeway, Inc............................  5,610    130,432
            Saks, Inc.+.............................    250      4,133
            Sears Holdings Corp.+...................    220     25,304
            Staples, Inc............................  4,255     98,290
            SUPERVALU, Inc..........................    300      9,816
            Target Corp.............................  9,380    501,924
            Tiffany & Co............................    310     12,617
            Wal-Mart Stores, Inc.................... 18,906    918,075
            Walgreen Co.............................  2,210    100,953
                                                            ----------
                                                             4,052,330
                                                            ----------
          Savings & Loan -- 0.10%
            Golden West Financial Corp..............    560     36,282
            Sovereign Bancorp, Inc..................  1,770     38,692
            Washington Mutual, Inc..................  2,152     88,641
                                                            ----------
                                                               163,615
                                                            ----------
          Schools -- 0.04%
            Apollo Group, Inc., Class A+............    310     22,072
            Career Education Corp.+.................  1,120     41,776
                                                            ----------
                                                                63,848
                                                            ----------
          Semiconductors -- 1.90%
            Advanced Micro Devices, Inc.+...........    860     22,515
            Altera Corp.+...........................    810     14,791
            Analog Devices, Inc.....................  5,850    221,832
            Applied Materials, Inc..................  3,510     63,566
            Applied Micro Circuits Corp.+...........    670      1,769
            Broadcom Corp., Class A+................  3,844    178,900
            Freescale Semiconductor, Inc., Class B+.    870     22,446
            Intel Corp.............................. 67,421  1,798,792
            KLA-Tencor Corp.........................  3,460    177,117
            Linear Technology Corp..................    810     30,221
            LSI Logic Corp.+........................  1,190      9,770
            Maxim Integrated Products, Inc..........  1,280     46,784
            Micron Technology, Inc.+................  1,330     18,966
            National Semiconductor Corp.............    740     19,151
            Novellus Systems, Inc.+.................  2,470     60,935
            QLogic Corp.+...........................    180      5,951
            Teradyne, Inc.+.........................    430      6,291
            Texas Instruments, Inc.................. 13,040    423,539
            Xilinx, Inc.............................  5,228    138,228
                                                            ----------
                                                             3,261,564
                                                            ----------
          Telecommunications -- 2.59%
            ADC Telecommunications, Inc.+...........    342      6,987
            Alltel Corp.............................    820     54,801
            Andrew Corp.+...........................    360      3,935
            Avaya, Inc.+............................  3,748     44,676
            BellSouth Corp..........................  4,680    127,577
            CenturyTel, Inc.........................  4,470    147,957

10  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2005
                            - CONTINUED


                                                               Value
                                                      Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Telecommunications (continued)
           Ciena Corp.+.............................. 12,700 $   37,973
           Cisco Systems, Inc.+...................... 45,560    799,122
           Citizens Communications Co................  9,990    130,369
           Corning, Inc.+............................  6,170    124,942
           Lucent Technologies, Inc.+................  9,620     26,840
           MCI, Inc..................................     80      1,589
           Motorola, Inc.............................  5,340    128,640
           Nokia Oyj Sponsored ADR................... 19,950    340,746
           NTL, Inc.+................................    820     47,749
           QUALCOMM, Inc............................. 22,217  1,010,207
           Qwest Communications International, Inc.+.  3,300     17,292
           Scientific-Atlanta, Inc...................    330     13,966
           Telephone and Data Systems, Inc...........    740     27,047
           Telewest Global, Inc.+....................  2,900     64,641
           Tellabs, Inc.+............................    960      9,850
           Verizon Communications, Inc............... 40,450  1,293,591
                                                             ----------
                                                              4,460,497
                                                             ----------
         Therapeutics -- 0.30%
           Gilead Sciences, Inc.+.................... 10,310    522,614
                                                             ----------
         Tobacco -- 0.80%
           Altria Group, Inc......................... 15,120  1,100,585
           Loews Corp. - Carolina Group..............    810     32,602
           Reynolds American, Inc....................    190     16,914
           UST, Inc..................................  6,040    233,023
                                                             ----------
                                                              1,383,124
                                                             ----------
         Utilities - Communication -- 0.53%
           AT&T, Inc................................. 21,464    534,668
           Sprint Corp............................... 14,706    368,238
                                                             ----------
                                                                902,906
                                                             ----------
         Utilities - Electric -- 1.67%
           AES Corp.+................................  2,480     39,110
           Allegheny Energy, Inc.+...................    350      9,741
           Allete, Inc...............................  2,150     99,438
           Ameren Corp...............................    450     23,607
           American Electric Power Co., Inc.......... 14,820    541,523
           Calpine Corp.+............................  1,230        627
           CenterPoint Energy, Inc...................  4,950     65,439
           Cinergy Corp..............................    440     18,075
           CMS Energy Corp.+.........................  5,580     78,008
           Consolidated Edison, Inc..................    530     24,136
           Constellation Energy Group, Inc...........    390     20,666
           Dominion Resources, Inc...................    730     55,444
           DTE Energy Co.............................  2,220     96,881
           Duke Energy Corp.......................... 16,856    452,752
           Dynegy, Inc., Class A+....................    660      3,161
           Edison International, Inc................. 11,106    501,103
           Entergy Corp..............................  3,140    219,800
           Exelon Corp...............................  1,450     75,458
           FirstEnergy Corp..........................    720     33,811
           FPL Group, Inc............................    860     36,455
           NiSource, Inc.............................    600     12,918
           NRG Energy, Inc.+.........................  2,210     96,511
           PG&E Corp.................................    740     27,217
           Pinnacle West Capital Corp................    220      9,128
           PPL Corp..................................    830     24,402
           Progress Energy, Inc......................    550     24,629
           Public Service Enterprise Group, Inc......    510     31,987
           SCANA Corp................................    370     14,659
           Southern Co...............................  1,620     56,230
           TECO Energy, Inc..........................    460      8,045
           TXU Corp..................................  1,450    148,813
           Wisconsin Energy Corp.....................    330     12,524
           Xcel Energy, Inc..........................    880     16,289
                                                             ----------
                                                              2,878,587
                                                             ----------

                                                              Shares/
                                                             Principal    Value
                                                              Amount     (Note 2)

-----------------------------------------------------------------------------------
Utilities - Gas, Distribution -- 0.04%
  Keyspan Corp..............................................      1,380 $    46,313
  Nicor, Inc................................................        100       4,010
  Sempra Energy.............................................        560      24,612
                                                                        -----------
                                                                             74,935
                                                                        -----------
Utilities - Gas, Pipeline -- 0.02%
  National Fuel Gas Co......................................        320      10,320
  Williams Cos., Inc........................................      1,230      26,445
                                                                        -----------
                                                                             36,765
                                                                        -----------
Total Common Stock
   (Cost $87,996,973).......................................             98,950,111
                                                                        -----------
PREFERRED STOCK -- 0.38%
Financial Services -- 0.27%
  Fannie Mae 7.00%(3).......................................      2,010     111,756
  Freddie Mac 5.70%.........................................      1,870      89,105
  General Electric Capital Corp. 8.00%(4)...................     11,000     255,200
                                                                        -----------
                                                                            456,061
                                                                        -----------
Insurance -- 0.11%
  Endurance Specialty Holdings, Ltd. 7.75%..................      8,000     190,800
                                                                        -----------
Total Preferred Stock
   (Cost $674,687)..........................................                646,861
                                                                        -----------
ASSET-BACKED SECURITIES -- 1.58%
Financial Services -- 1.58%
  American Express Credit Account Master Trust,
   Series 2005-7, Class B:
   4.39% due 03/16/15(3).................................... $   70,000      69,827
  Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
   4.59% due 05/25/15.......................................    100,000      97,475
  Commerical Mtg. Certificates, Series 2004-LB2A
   Pass Through:
   4.22% due 03/10/39(6)....................................  1,775,000   1,702,184
  Granite Mtg. PLC, Series 2003-3, Class 1A3:
   4.37% due 01/20/44(3)(7).................................    150,000     150,389
  Morgan Stanley Capital I, Series 2005-HQ7, Series D
   Pass Through:
   5.21% due 11/14/42(1)(6).................................    150,000     149,068
  Morgan Stanley Capital I, Series 2005-HQ7, Series G
   Pass Through:
   3.86% due 11/14/42(1)(6).................................    200,000     195,540
  Residential Funding Mtg. Securities II, Inc.,
   Series 2005-HS2, Class AI4:
   5.66% due 11/25/35(1)....................................    150,000     149,943
  Residential Funding Mtg. Securities II, Inc.,
   Series 2005-HS2, Class AI5:
   5.47% due 11/25/35(1)....................................    200,000     199,988
                                                                        -----------
Total Asset-Backed Securities
   (Cost $2,722,702)........................................              2,714,414
                                                                        -----------
CORPORATE BONDS -- 12.99%
Advertising -- 0.03%
  Affinity Group, Inc.:
   9.00% due 02/15/12.......................................     50,000      49,875
                                                                        -----------
Aerospace/Defense -- 0.12%
  Raytheon Co.:
   6.75% due 08/15/07.......................................    195,000     200,103
                                                                        -----------
Airlines -- 0.30%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11.......................................    175,000     163,313
  Atlas Air, Inc., Series 1999-A1 Pass Through:
   7.20% due 01/02/19.......................................    326,325     324,026
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 03/15/11.......................................      9,075       7,530
  Delta Air Lines, Inc.:
   8.30% due 12/15/29(9)(10)................................     50,000      10,250
   10.00% due 08/15/08(9)(10)...............................     75,000      15,187
                                                                        -----------
                                                                            520,306
                                                                        -----------

November 30, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  11
                                          - CONTINUED


                                                      Principal   Value
                                                       Amount    (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Automotive -- 0.08%
        Cooper-Standard Automotive, Inc.:
         8.38% due 12/15/14.......................... $ 25,000  $   18,750
        DaimlerChrysler North America Holding Corp.:
         4.88% due 06/15/10..........................   59,000      57,378
        Ford Motor Co.:
         7.45% due 07/16/31..........................   80,000      56,400
                                                                ----------
                                                                   132,528
                                                                ----------
      Banks -- 0.77%
        BankBoston Captial Trust IV:
         4.39% due 06/08/28(3).......................  140,000     135,751
        Capital One Bank:
         5.13% due 02/15/14..........................   25,000      24,395
        Chemical Bank:
         6.13% due 11/01/08..........................  117,000     120,289
        First Maryland Capital II:
         5.10% due 02/01/27(3).......................  124,000     121,333
        HSBC Bank USA:
         5.63% due 08/15/35..........................  130,000     123,612
        Key Bank NA:
         7.00% due 02/01/11..........................   86,000      93,070
        PNC Bank NA:
         4.88% due 09/21/17..........................  110,000     104,357
        PNC Funding Corp.:
         5.75% due 08/01/06..........................  179,000     180,060
        Popular North America, Inc.:
         4.25% due 04/01/08..........................  201,000     197,633
        US Bank NA:
         3.90% due 08/15/08..........................   26,000      25,391
        Wachovia Corp.:
         5.50% due 08/01/35..........................  130,000     123,268
        Wells Fargo & Co.:
         3.97% due 09/15/09(3).......................   67,000      67,074
                                                                ----------
                                                                 1,316,233
                                                                ----------
      Beverages -- 0.22%
        Anheuser-Busch Cos., Inc.:
         5.00% due 03/01/19..........................  121,000     116,676
        Coca-Cola Enterprises, Inc.:
         8.50% due 02/01/22..........................  159,000     205,980
        Foster's Finance Corp.:
         6.88% due 06/15/11*.........................   55,000      59,088
                                                                ----------
                                                                   381,744
                                                                ----------
      Broadcasting -- 0.74%
        Chancellor Media Corp.:
         8.00% due 11/01/08..........................  150,000     159,514
        Charter Communications Holdings LLC:
         11.13% due 01/15/11.........................  105,000      63,525
        Clear Channel Communications, Inc.:
         6.88% due 06/15/18..........................  130,000     130,072
        Comcast Corp.:...............................
         6.50% due 11/15/35..........................   65,000      65,408
        Cox Communications, Inc.:
         7.63% due 06/15/25..........................   76,000      84,390
         7.75% due 11/01/10..........................  239,000     258,950
        Nexstar Finance, Inc.:
         7.00% due 01/15/14..........................   40,000      35,800
        Paxson Communications Corp.:
         12.14% due 01/15/09(4)......................  205,000     210,894
        Viacom, Inc.:
         6.63% due 05/15/11..........................  134,000     138,903
        Young Broadcasting, Inc.:
         10.00% due 03/01/11.........................  125,000     117,500
                                                                ----------
                                                                 1,264,956
                                                                ----------
      Chemical -- 0.27%
        BCI US Finance Corp.:
         9.65% due 07/15/10*(3)......................  150,000     152,437

                                                                Principal   Value
                                                                 Amount    (Note 2)

------------------------------------------------------------------------------------
Chemical (continued)
  Cytec Industries, Inc.:
   6.00% due 10/01/15.......................................... $110,000  $  104,740
  E.I. du Pont de Nemours and Co.:
   4.13% due 04/30/10..........................................   26,000      25,080
  ICI North America, Inc.:
   8.88% due 11/15/06..........................................  121,000     125,035
  Lubrizol Corp.:
   4.63% due 10/01/09..........................................   55,000      53,677
                                                                          ----------
                                                                             460,969
                                                                          ----------
Commercial Services -- 0.58%
  Hertz Corp.:
   4.70% due 10/02/06..........................................  162,000     161,517
   7.40% due 03/01/11..........................................  221,000     214,370
   7.63% due 06/01/12..........................................  222,000     215,340
  Monitronics International, Inc.:
   11.75% due 09/01/10.........................................   70,000      69,038
  PHH Corp.:
   6.00% due 03/01/08..........................................  179,000     181,365
  Rent-Way, Inc.:
   11.88% due 06/15/10.........................................  151,000     163,080
                                                                          ----------
                                                                           1,004,710
                                                                          ----------
Conglomerates -- 0.19%
  Tyco International Group SA:
   6.75% due 02/15/11..........................................  315,000     330,346
                                                                          ----------
Drugs -- 0.16%
  American Home Products Corp.:
   6.70% due 03/15/11..........................................   93,000     100,094
  Merck & Co., Inc.:
   2.50% due 03/30/07..........................................  108,000     104,607
  Wyeth:
   6.00% due 02/15/36*.........................................   65,000      65,549
                                                                          ----------
                                                                             270,250
                                                                          ----------
Electronics/Electrical Equipment -- 0.03%
  Avnet, Inc.:
   6.00% due 09/01/15..........................................   55,000      52,953
                                                                          ----------
Financial Services -- 2.66%
  Allstate Life Global Funding Trust:
   3.85% due 01/25/08..........................................   55,000      53,854
  American Express Credit Corp.:
   5.30% due 12/02/15..........................................  110,000     109,646
  Ameriprise Financial, Inc.:
   5.35% due 11/15/10..........................................  132,000     132,477
  BAE Systems Holdings, Inc.:
   4.75% due 08/15/10*.........................................  241,000     235,921
   5.20% due 08/15/15*.........................................  179,000     174,331
   6.40% due 12/15/11*.........................................  240,000     252,305
  Barrick Gold Finance Co.:
   5.80% due 11/15/34..........................................   65,000      61,774
  Bear Stearns Cos., Inc.:
   5.30% due 10/30/15..........................................   55,000      54,500
  Consolidated Communications Illinois / Texas Holdings, Inc.:
   9.75% due 04/01/12..........................................  100,000     104,250
  Fidelity National Financial, Inc.:
   5.25% due 03/15/13..........................................   55,000      51,009
  Ford Motor Credit Co.:
   5.70% due 01/15/10..........................................   83,000      72,802
   5.80% due 01/12/09..........................................  117,000     104,376
   6.38% due 11/05/08..........................................  157,000     144,385
   8.63% due 11/01/10..........................................   65,000      62,177
  General Electric Capital Corp.:
   2.80% due 01/15/07..........................................  187,000     182,990
   5.38% due 03/15/07..........................................  179,000     180,291
   6.75% due 03/15/32..........................................  200,000     229,909
  General Motors Acceptance Corp.:
   8.00% due 11/01/31..........................................  525,000     514,831

12  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2005
                            - CONTINUED


                                                         Principal   Value
                                                          Amount    (Note 2)
  ---------------------------------------------------------------------------
  CORPORATE BONDS (continued)
  Financial Services (continued)
    Household Finance Corp.:
     7.00% due 05/15/12................................. $110,000  $  119,853
    HSBC Finance Capital Trust IX:
     5.91% due 11/30/35.................................  100,000     100,000
    ING USA Global Funding Trust:
     4.50% due 10/01/10.................................  110,000     107,478
    JPMorgan Chase & Co.:
     5.15% due 10/01/15.................................   13,000      12,736
    Lehman Brothers Holdings, Inc.:
     4.50% due 07/26/10.................................  110,000     107,284
    MBNA America Bank NA:
     7.13% due 11/15/12.................................   55,000      61,144
    MBNA Corp.:
     4.63% due 09/15/08.................................  192,000     190,443
    Merrill Lynch & Co., Inc.:
     4.79% due 08/04/10.................................   88,000      86,739
    Morgan Stanley:.....................................
     5.38% due 10/15/15.................................  110,000     109,217
    National Rural Utilities Cooperative Finance Corp.:
     3.88% due 02/15/08.................................  146,000     142,881
    Pricoa Global Funding I:
     4.63% due 06/25/12*................................   65,000      62,915
    Principal Life Global Funding:
     5.13% due 06/28/07*................................  100,000     100,034
    Residential Capital Corp.:
     6.38% due 06/30/10.................................  250,000     251,998
     6.88% due 06/30/15.................................  123,000     128,737
    Salomon Smith Barney Holdings, Inc.:
     5.88% due 03/15/06.................................   26,000      26,097
    Transamerica Finance Corp.:
     6.40% due 09/15/08.................................   67,000      69,522
    Xlliac Global Funding:
     4.80% due 08/10/10*................................  175,000     172,255
                                                                   ----------
                                                                    4,571,161
                                                                   ----------
  Foods -- 0.06%
    ConAgra Foods, Inc.:
     6.00% due 09/15/06.................................   98,000      98,797
                                                                   ----------
  Freight -- 0.07%
    Ryder System, Inc.:
     5.00% due 06/15/12.................................  119,000     112,528
                                                                   ----------
  Funeral Services -- 0.03%
    Service Corp. International:
     6.75% due 04/01/16.................................   60,000      58,800
                                                                   ----------
  Healthcare -- 0.08%
    CDRV Investors, Inc.:
     9.63% due 01/01/15(4)..............................   70,000      42,000
    Psychiatric Solutions, Inc.:
     7.75% due 07/15/15.................................   85,000      87,975
                                                                   ----------
                                                                      129,975
                                                                   ----------
  Heavy Duty Trucks/Parts -- 0.04%
    Dana Corp.:
     5.85% due 01/15/15.................................   60,000      42,600
    Dura Operating Corp.:
     8.63% due 04/15/12.................................   36,000      29,880
                                                                   ----------
                                                                       72,480
                                                                   ----------
  Hospital Management -- 0.07%
    HCA, Inc.:
     6.95% due 05/01/12.................................  125,000     128,438
                                                                   ----------
  Hospital Supplies -- 0.03%
    Universal Hospital Services, Inc.:
     10.13% due 11/01/11................................   55,000      56,375
                                                                   ----------
  Information Processing - Services -- 0.09%
    Computer Sciences Corp.:
     3.50% due 04/15/08.................................   55,000      52,560

                                                     Principal   Value
                                                      Amount    (Note 2)

       ------------------------------------------------------------------
       Information Processing - Services (continued)
         SunGard Data Systems, Inc.:
          10.25% due 08/15/15*...................... $ 65,000  $   65,650
         Unisys Corp.:
          8.00% due 10/15/12........................   35,000      31,675
                                                               ----------
                                                                  149,885
                                                               ----------
       Information Processing - Software -- 0.01%
         Activant Solutions, Inc.:
          10.05% due 04/01/10*(3)...................   25,000      25,625
                                                               ----------
       Insurance -- 0.68%
         Allstate Corp.:
          5.55% due 05/09/35........................   65,000      62,072
         AMBAC, Inc.:
          5.95% due 12/05/35........................  130,000     130,000
         Americo Life, Inc.:
          7.88% due 05/01/13*.......................  102,000     104,807
         Assurant, Inc.:
          6.75% due 02/15/34........................   65,000      69,063
         Chubb Corp.:
          6.00% due 11/15/11........................   77,000      80,591
         ING Security Life Institutional Funding:
          2.70% due 02/15/07*.......................  141,000     136,800
         Kingsway America, Inc.:
          7.50% due 02/01/14........................   78,000      79,896
         Metropolitan Life Global Funding I:
          4.25% due 07/30/09*.......................  121,000     118,446
          4.63% due 08/19/10*.......................   55,000      53,915
         MIC Financing Trust I:
          8.38% due 02/01/27*.......................   57,000      58,512
         Ohio Casualty Corp.:
          7.30% due 06/15/14........................  127,000     134,847
         Selective Insurance Group, Inc.:
          6.70% due 11/01/35*(1)....................   65,000      65,205
         St. Paul Travelers Cos., Inc.:
          5.50% due 12/01/15........................   77,000      76,589
                                                               ----------
                                                                1,170,743
                                                               ----------
       Leisure & Tourism -- 0.20%
         Brunswick Corp.:
          5.00% due 06/01/11........................   87,000      85,224
         Hilton Hotels Corp.:
          7.20% due 12/15/09........................   63,000      65,645
         MGM Mirage, Inc.:
          5.88% due 02/27/14........................  125,000     118,438
         Riviera Holdings Corp.:
          11.00% due 06/15/10(2)....................   70,000      75,600
                                                               ----------
                                                                  344,907
                                                               ----------
       Medical - Biomedical/Gene -- 0.16%
         Genentech Inc:
          5.25% due 07/15/15........................  286,000     268,843
                                                               ----------
       Metals -- 0.11%
         Crown Cork & Seal Co., Inc.:
          8.00% due 04/15/23........................   50,000      47,625
         Phelps Dodge Corp.:
          6.13% due 03/15/34........................  138,000     133,929
                                                               ----------
                                                                  181,554
                                                               ----------
       Mining -- 0.04%
         Newmont Mining Corp.:
          8.63% due 05/15/11........................   55,000      63,319
                                                               ----------
       Multimedia -- 0.19%
         News America, Inc.:
          7.30% due 04/30/28........................   65,000      70,296
         Time Warner Entertainment Co. LP:
          8.38% due 03/15/23........................  157,000     184,871
         Time Warner, Inc.:
          6.63% due 05/15/29........................   65,000      66,109
                                                               ----------
                                                                  321,276
                                                               ----------

November 30, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  13
                                          - CONTINUED


                                                 Principal   Value
                                                  Amount    (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS (continued)
          Oil & Gas -- 0.71%
            El Paso Production Holding Co.:
             7.75% due 06/01/13................. $265,000  $  271,625
            Encore Acquisition Co.:
             6.00% due 07/15/15.................   38,000      34,960
             6.25% due 04/15/14.................   22,000      20,955
            Enterprise Products Operating LP:
             6.88% due 03/01/33.................  150,000     156,136
            Hanover Compressor Co.:
             9.00% due 06/01/14.................   75,000      81,375
            Hilcorp Energy LP:
             10.50% due 09/01/10*...............   49,000      54,267
            KeySpan Corp.:
             4.90% due 05/16/08.................  313,000     312,559
            PTT PLC:
             5.88% due 08/03/35*................   80,000      74,824
            Seitel, Inc.:
             11.75% due 07/15/11................   75,000      82,875
            Southern California Gas Co.:
             5.75% due 11/15/35.................  130,000     129,958
                                                           ----------
                                                            1,219,534
                                                           ----------
          Paper/Forest Products -- 0.12%
            Georgia-Pacific Corp.:
             8.00% due 01/15/14.................   60,000      66,525
            Packaging Corp. of America:
             5.75% due 08/01/13.................   82,000      77,871
            Pliant Corp.:
             11.13% due 09/01/09(12)(13)........   79,000      68,335
                                                           ----------
                                                              212,731
                                                           ----------
          Pollution Control -- 0.05%
            Republic Services, Inc.:
             6.09% due 03/15/35.................   95,000      94,938
                                                           ----------
          Railroads & Equipment -- 0.30%
            Burlington Northern Santa Fe Corp.:
             7.29% due 06/01/36.................   76,000      91,829
             8.13% due 04/15/20.................  231,000     288,009
            Norfolk Southern Corp.:
             5.59% due 05/17/25.................  147,000     145,122
                                                           ----------
                                                              524,960
                                                           ----------
          Real Estate -- 0.09%
            Brascan Corp.:
             8.13% due 12/15/08.................  141,000     152,577
                                                           ----------
          Real Estate Investment Trusts -- 0.03%
            Commercial Net Lease Realty:
             6.15% due 12/15/15.................   55,000      55,266
                                                           ----------
          Retail -- 0.08%
            May Department Stores Co.:
             6.65% due 07/15/24.................  130,000     133,494
                                                           ----------
          Savings & Loan -- 0.46%
            Charter One Bank FSB:
             6.38% due 05/15/12.................  313,000     334,653
            Sovereign Bancorp, Inc.:
             4.80% due 09/01/10*................  166,000     162,169
            World Savings Bank FSB:
             4.13% due 12/15/09.................  309,000     299,899
                                                           ----------
                                                              796,721
                                                           ----------
          Schools -- 0.09%
            Tulane University of Louisiana:
             5.17% due 11/15/12(1)(3)...........  150,000     150,000
                                                           ----------
          Telecommunications -- 1.19%
            Alltel Corp.:
             4.66% due 05/17/07.................  141,000     140,287
            American Cellular Corp.:
             10.00% due 08/01/11................  225,000     243,563

                                                  Principal   Value
                                                   Amount    (Note 2)

         -------------------------------------------------------------
         Telecommunications (continued)
           AT&T Wireless Services, Inc.:
            7.88% due 03/01/11................... $1368,000 $  412,129
           Corning, Inc.:
            6.85% due 03/01/29...................    63,000     62,629
           GTE Northwest, Inc.:
            5.55% due 10/15/08...................    60,000     59,798
           ICO North America, Inc.:
            7.50% due 08/15/09(1)(8).............    20,000     20,600
           LCI International, Inc.:
            7.25% due 06/15/07...................   475,000    473,812
           New England Telgraph & Telegraph Co.:
            7.88% due 11/15/29...................    65,000     71,783
           New York Telephone Co.:
            7.00% due 06/15/13...................    81,000     85,107
           Sprint Capital Corp.:
            6.88% due 11/15/28...................   132,000    141,775
           Triton PCS, Inc.:
            8.50% due 06/01/13...................    25,000     23,625
           Verizon New York, Inc.:
            6.88% due 04/01/12...................    54,000     56,082
           Verizon New York, Inc., Series B:
            7.38% due 04/01/32...................   252,000    258,584
                                                            ----------
                                                             2,049,774
                                                            ----------
         Tobacco -- 0.07%
           Alliance One International, Inc.:
            12.75% due 11/15/12*.................   160,000    123,200
                                                            ----------
         Utilities - Electric -- 1.66%
           AES Corp.:
            7.75% due 03/01/14...................   150,000    155,625
           Calpine Corp.:
            4.75% due 11/15/23(12)(13)...........   525,000    126,656
            8.75% due 07/15/13*(12)(13)..........   350,000    262,500
           Carolina Power & Light Co.:
            5.25% due 12/15/15...................   110,000    108,750
           Centerpoint Energy, Inc.:
            5.88% due 06/01/08...................   130,000    131,838
           Cleco Power LLC:
            6.50% due 12/01/35...................   130,000    128,311
           Consolidated Edison, Inc.:
            3.63% due 08/01/08...................   120,000    116,109
           Consolidated Natural Gas Co.:
            5.38% due 11/01/06...................    82,000     82,323
           Dominion Resources, Inc.:
            5.95% due 06/15/35...................    75,000     71,964
           Entergy Louisiana, Inc.:
            5.83% due 11/01/10...................   165,000    164,299
           Georgia Power Co.:
            6.20% due 02/01/06...................   150,000    150,392
           Indianapolis Power & Light Co.:
            6.60% due 01/01/34*..................    38,000     41,614
           Indiantown Cogeneration, LP:
            9.26% due 12/15/10...................    64,675     69,673
           Old Dominion Electric Cooperative:
            5.68% due 12/01/28...................    50,000     50,546
           Pepco Holding, Inc.:
            5.50% due 08/15/07...................   111,000    111,687
           PSEG Power LLC:
            5.50% due 12/01/15...................    55,000     53,974
            7.75% due 04/15/11...................    55,000     60,678
           PSI Energy, Inc.:
            6.12% due 10/15/35...................    65,000     64,888
            7.85% due 10/15/07...................   180,000    188,604
           Puget Sound Energy, Inc.:
            5.20% due 10/01/15...................   183,000    180,483
           Reliant Resources, Inc.:
            9.50% due 07/15/13...................   100,000    102,000

14  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2005
                            - CONTINUED


                                                  Principal   Value
                                                   Amount    (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS (continued)
         Utilities - Electric (continued)
           Southern Energy Corp.:
            7.90% due 07/15/09*+(9)(10).......... $125,000  $   152,187
           Virginia Electric and Power Co.:
            4.10% due 12/15/08...................  144,000      140,083
            5.75% due 03/31/06...................  137,000      137,445
                                                            -----------
                                                              2,852,629
                                                            -----------
         Utilities - Gas, Pipeline -- 0.13%
           NGC Corp. Capital Trust I:
            8.32% due 06/01/27...................  125,000      110,000
           Reliant Energy Resources Corp.:
            7.75% due 02/15/11...................  110,000      121,739
                                                            -----------
                                                                231,739
                                                            -----------
         Total Corporate Bonds
            (Cost $22,968,532)...................            22,337,242
                                                            -----------
         FOREIGN BONDS & NOTES -- 1.58%
         Banks -- 0.20%
           HBOS Treasury Services PLC:
            3.50% due 11/30/07*..................  233,000      227,115
           NIB Capital Bank NV:
            5.82% due 12/31/49*(3)...............  120,000      117,896
                                                            -----------
                                                                345,011
                                                            -----------
         Broadcasting -- 0.08%
           Telenet Group Holding NV:
            11.50% due 06/15/14*(4)..............  164,000      133,250
                                                            -----------
         Conglomerates -- 0.03%
           Tyco International Group SA:
            6.88% due 01/15/29...................   52,000       55,609
                                                            -----------
         Drugs -- 0.08%
           Elan Finance PLC/ Elan Finance Corp.:
            7.75% due 11/15/11...................  140,000      128,450
                                                            -----------
         Financial Services -- 0.42%
           FBG Finance, Ltd.:
            5.88% due 06/15/35*..................   75,000       72,383
           HBOS Capital Funding LP:
            6.85% due 03/29/49...................  163,000      163,815
           Nationwide Building Society:
            2.63% due 01/30/07*..................  141,000      137,536
           Nell AF SARL:
            8.38% due 08/15/15*..................  125,000      122,500
           SovRisc BV:
            4.63% due 10/31/08*..................  113,000      112,613
           UFJ Finance Aruba AEC:
            6.75% due 07/15/13...................  110,000      119,401
                                                            -----------
                                                                728,248
                                                            -----------
         Government Agencies -- 0.06%
           Government of United Kingdom:
            2.25% due 07/08/08*..................  110,000      104,172
                                                            -----------
         Insurance -- 0.05%
           Fairfax Financial Holdings, Ltd.:
            8.25% due 10/01/15...................  100,000       91,250
                                                            -----------
         Machinery -- 0.03%
           Atlas Copco AB:
            6.50% due 04/01/08*..................   56,000       57,436
                                                            -----------
         Metals -- 0.08%
           Inco, Ltd.:
            7.20% due 09/15/32...................   81,000       87,058
           Noranda, Inc.:
            6.00% due 10/15/15...................   55,000       55,003
                                                            -----------
                                                                142,061
                                                            -----------

                                                  Principal    Value
                                                   Amount     (Note 2)

         --------------------------------------------------------------
         Mining -- 0.04%
           Teck Cominco, Ltd.:
            6.13% due 10/01/35................... $   65,000 $   62,360
                                                             ----------
         Oil & Gas -- 0.24%
           ChevronTexaco Capital Co.:
            3.50% due 09/17/07...................     75,000     73,450
           EnCana Corp.:
            6.50% due 08/15/34...................     25,000     27,497
           Nexen, Inc.:
            5.88% due 03/10/35...................    144,000    138,790
           Petro-Canada:
            7.00% due 11/15/28...................    152,000    168,729
                                                             ----------
                                                                408,466
                                                             ----------
         Paper/Forest Products -- 0.04%
           Abitibi-Cons., Inc.:
            8.55% due 08/01/10...................     60,000     61,350
                                                             ----------
         Retail -- 0.04%
           Jean Coutu Group, Inc.:
            8.50% due 08/01/14...................     80,000     74,200
                                                             ----------
         Telecommunications -- 0.19%
           British Telecommunications PLC:
            7.88% due 12/15/05...................     26,000     26,021
           Telus Corp.:
            7.50% due 06/01/07...................    243,000    251,367
            8.00% due 06/01/11...................     50,000     56,165
                                                             ----------
                                                                333,553
                                                             ----------
         Total Foreign Bonds & Notes
            (Cost $2,750,378)....................             2,725,416
                                                             ----------
         UNITED STATES GOVERNMENT BONDS -- 15.72%
         Government Agencies -- 10.89%
           Federal Home Loan Bank:
            3.88% due 12/20/06...................    370,000    366,959
            4.50% due 09/08/08...................    390,000    387,626
           Federal Home Loan Mtg. Corp.:
            3.63% due 02/15/07...................    164,000    161,941
            4.35% due 06/02/08...................    124,000    122,518
            4.45% due 03/06/08...................    370,000    367,356
            4.50% due 11/01/18...................    352,182    341,692
            4.50% due 07/01/19...................    344,312    333,637
            5.00% due 03/01/19...................    323,471    318,963
            5.00% due 07/01/19...................    680,197    670,718
            5.00% due 10/01/33...................     32,451     31,324
            5.00% due 03/01/34...................    718,764    692,914
            5.00% due 11/01/35...................  1,299,870  1,250,452
            5.50% due 10/01/33...................     18,499     18,287
            5.50% due 01/01/35...................    776,534    766,050
            6.00% due 07/01/35...................    449,318    452,800
            6.50% due 11/01/33...................     91,799     93,938
            6.88% due 09/15/10...................    257,000    279,831
            7.00% due 06/01/32...................    170,129    177,260
            7.50% due 04/01/31...................    234,883    246,934
            8.00% due 04/01/30...................     15,509     16,524
            8.00% due 04/01/30...................     14,858     15,830
            8.00% due 07/01/30...................        308        328
            8.00% due 12/01/30...................     73,635     78,453
           Federal National Mtg. Assoc.:
            3.00% due 03/02/07...................    600,000    587,759
            4.50% due 02/01/18...................    350,881    340,307
            4.50% due 06/01/18...................    145,786    141,393
            5.00% due 10/01/18...................    325,631    321,417
            5.00% due 11/01/33...................     34,422     33,237
            5.00% due 03/01/34...................  2,807,123  2,706,963
            5.50% due 03/01/18...................    312,016    313,763
            5.50% due 06/01/20...................    392,347    394,204

November 30, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)  15
                                          - CONTINUED


                                                  Principal     Value
                                                   Amount      (Note 2)
       ------------------------------------------------------------------
       UNITED STATES GOVERNMENT BONDS (continued)
       Government Agencies (continued)
          5.50% due 12/01/33..................... $1,360,573 $  1,343,318
          5.50% due 05/01/34.....................  1,097,618    1,083,698
          6.00% due 05/15/11.....................    375,000      395,746
          6.00% due 12/01/16.....................    231,071      236,106
          6.00% due 05/01/17.....................    154,216      157,573
          6.00% due 12/01/33.....................    608,253      611,923
          6.00% due 08/01/34.....................    934,473      940,131
          6.00% due 06/01/35.....................    598,290      601,991
          6.50% due 02/01/17.....................    148,513      153,143
          6.50% due 08/01/31.....................    167,188      171,480
          6.50% due 07/01/32.....................    230,285      236,142
          7.00% due 09/01/31.....................    126,542      132,192
          7.50% due 06/01/15.....................     38,406       40,406
         Government National Mtg. Assoc.:
          6.00% due 02/15/29.....................     10,320       10,489
          6.00% due 04/15/29.....................     65,000       66,067
          6.00% due 06/15/29.....................     53,857       54,754
          6.50% due 02/15/29.....................    185,139      192,668
          6.50% due 04/15/31.....................    127,111      132,114
         Tennessee Valley Auth.:
          4.65% due 06/15/35.....................    149,000      137,925
                                                             ------------
                                                               18,729,244
                                                             ------------
       Government Obligations -- 4.83%
         United States Treasury Bonds:
          5.38% due 02/15/31.....................  2,082,000    2,287,597
          6.25% due 08/15/23.....................    342,000      400,180
          6.88% due 08/15/25.....................    190,000      239,497
          7.25% due 08/15/22.....................     89,000      113,767
         United States Treasury Notes:
          0.88% due 04/15/10 TIPS(11)............    138,463      131,502
          2.00% due 05/15/06.....................     29,000       28,701
          2.00% due 01/15/14 TIPS(11)............    258,113      255,542
          2.38% due 08/15/06.....................     83,000       81,843
          2.50% due 10/31/06.....................     39,000       38,336
          2.63% due 05/15/08.....................     66,000       63,290
          3.25% due 08/15/08.....................     70,000       67,955
          3.38% due 11/15/08.....................     72,000       69,955
          3.88% due 05/15/10.....................     27,000       26,393
          3.88% due 09/15/10.....................     79,000       77,087
          4.25% due 10/15/10.....................    110,000      109,080
          4.25% due 08/15/15.....................    177,000      173,004
          4.50% due 11/15/10.....................     55,000       55,178
          4.50% due 11/15/15.....................     23,000       23,004
          5.00% due 08/15/11.....................     19,000       19,538
          6.88% due 05/15/06.....................  4,000,000    4,045,468
                                                             ------------
                                                                8,306,917
                                                             ------------
       Total United States Government Bonds
          (Cost $27,420,216).....................              27,036,161
                                                             ------------
       Total Long-Term Investment Securities
          (Cost $144,533,488)....................             154,410,205
                                                             ------------
       SHORT-TERM INVESTMENT SECURITIES -- 4.75%
       Commercial Paper -- 4.07%
         UBS Finance, Inc.:
          4.02% due 12/01/05@....................  7,000,000    7,000,000
                                                             ------------
       Government Obligations -- 0.62%
         United States Treasury Bills:
          3.52% due 12/01/05@....................     20,000       20,000
          3.55% due 12/08/05@....................    350,000      349,760
          3.71% due 12/01/05@....................    100,000      100,000

                                                             Principal     Value
                                                              Amount      (Note 2)

------------------------------------------------------------------------------------
Government Obligations (continued)
   3.71% due 12/01/05@..................................... $  575,000  $    575,000
   3.84% due 12/22/05@.....................................     15,000        14,966
                                                                        ------------
                                                                           1,059,726
                                                                        ------------
Time Deposit -- 0.06%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.40% due 12/01/05@.....................................    106,000       106,000
                                                                        ------------
Total Short-Term Investment Securities
   (Cost $8,165,726).......................................                8,165,726
                                                                        ------------
REPURCHASE AGREEMENTS -- 5.05%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $6,500,664 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.13%, due 10/19/07 and having an approximate value
   of $6,666,305@..........................................  6,500,000     6,500,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $803,082 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.38%, due 9/17/10 and having an approximate value of
   $823,752@...............................................    803,000       803,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $1,381,141 and collateralized
   by Federal National Mtg. Assoc., bearing interest at
   4.25%, due 05/15/09 and having an approximate value
   of $1,411,753@..........................................  1,381,000     1,381,000
                                                                        ------------
Total Repurchase Agreements
   (Cost $8,684,000).......................................                8,684,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $161,383,214)(14).................................      99.58%  171,259,931
Other assets less liabilities..............................       0.42%      722,740
                                                            ----------  ------------
NET ASSETS --                                                   100.00% $171,982,671
                                                            ==========  ============

--------
TIPS--Treasury Inflation Protected Security
PassThrough -- Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $3,859,857 representing 2.21% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Fair valued security (see Note 2)
(2)Security represents an investment in an affiliated company (see Note 3).
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2005.
(4)"Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(5)Variable rate security -- the rate reflected is as of November 30, 2005; maturity date reflects next reset date.
(6)Commercial Mortgage-Backed Security
(7)Collateralized Mortgage Obligation
(8)Illiquid security
(9)Bond in default
(10)Company has filed for Chapter 11 bankruptcy protection.
(11)Principal amount of security is adjusted for inflation.
(12)Bond in default subsequent to November 30, 2005.
(13)Company has filed for Chapter 11 subsequent to November 30, 2005.
(14)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
----------------------------------------------------------------------------------
                                                                      Unrealized
Number of                Expiration    Value at      Value as of     Appreciation
Contracts  Description      Date      Trade Date  November 30, 2005 (Depreciation)
----------------------------------------------------------------------------------
 55 Long  S&P 500 Index December 2005 $17,093,938    $17,202,625       $108,687
  3 Long  S&P 500 Index December 2005     938,187        938,325            138
  5 Long  S&P 500 Index December 2005   1,547,950      1,563,875         15,925
                                                                       --------
                                                                        124,750
                                                                       ========

See Notes to Financial Statements

16     BLUE CHIP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     November 30, 2005

Industry Allocation*

                   Financial Services................  11.85%
                   Insurance.........................   7.59%
                   Retail............................   6.82%
                   Oil & Gas.........................   6.80%
                   Information Processing -- Software   6.15%
                   Semiconductors....................   5.98%
                   Banks.............................   4.91%
                   Information Processing -- Services   4.88%
                   Telecommunications................   4.58%
                   Conglomerates.....................   4.19%
                   Hospital Supplies.................   3.93%
                   Leisure & Tourism.................   3.92%
                   Drugs.............................   3.15%
                   Medical -- Biomedical/Gene........   3.14%
                   Information Processing -- Hardware   2.93%
                   Collective Investment Pool........   2.79%
                   Multimedia........................   2.30%
                   Automotive........................   2.10%
                   Household Products................   1.65%
                   Aerospace/Defense.................   1.46%
                   Beverages.........................   1.38%
                   Registered Investment Companies...   1.12%
                   Schools...........................   1.09%
                   Therapeutics......................   1.09%
                   Commercial Services...............   1.04%
                   Chemical..........................   0.97%
                   Machinery.........................   0.83%
                   Electronics/Electrical Equipment..   0.75%
                   Metals............................   0.70%
                   Broadcasting......................   0.53%
                   Medical Technology................   0.49%
                   Utilities -- Communication........   0.47%
                   Advertising.......................   0.42%
                   Tobacco...........................   0.40%
                   Foods.............................   0.39%
                   Freight...........................   0.23%
                   Railroads & Equipment.............   0.01%
                                                      ------
                                                      103.03%
                                                      ======

*  Calculated as a percentage of net assets.

November 30, 2005 BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  17


                                                                    Value
                                                           Shares  (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK -- 99.12%
    Advertising -- 0.42%
      Omnicom Group, Inc..................................  2,800 $  236,768
                                                                  ----------
    Aerospace/Defense -- 1.46%
      General Dynamics Corp...............................  2,200    251,460
      Honeywell International, Inc........................ 10,900    398,286
      Lockheed Martin Corp................................  1,900    115,140
      Rockwell Collins, Inc...............................  1,400     63,980
                                                                  ----------
                                                                     828,866
                                                                  ----------
    Automotive -- 2.10%
      Danaher Corp........................................ 21,440  1,189,920
                                                                  ----------
    Banks -- 4.91%
      Mellon Financial Corp...............................  7,000    235,480
      Northern Trust Corp................................. 10,700    563,783
      State Street Bank & Trust Co........................ 18,800  1,084,572
      UBS AG(2)...........................................  4,600    422,078
      Wells Fargo & Co....................................  7,600    477,660
                                                                  ----------
                                                                   2,783,573
                                                                  ----------
    Beverages -- 1.38%
      Coca-Cola Co........................................  5,330    227,538
      PepsiCo, Inc........................................  9,340    552,928
                                                                  ----------
                                                                     780,466
                                                                  ----------
    Broadcasting -- 0.53%
      Rogers Communications, Inc..........................  7,900    301,859
                                                                  ----------
    Chemical -- 0.97%
      Monsanto Co.........................................  7,500    549,525
                                                                  ----------
    Commercial Services -- 1.04%
      Accenture, Ltd., Class A............................ 11,400    324,216
      Cintas Corp.........................................  1,800     80,496
      Paychex, Inc........................................  4,400    186,604
                                                                  ----------
                                                                     591,316
                                                                  ----------
    Conglomerates -- 4.19%
      General Electric Co................................. 55,450  1,980,674
      Tyco International, Ltd............................. 13,900    396,428
                                                                  ----------
                                                                   2,377,102
                                                                  ----------
    Drugs -- 3.15%
      Caremark Rx, Inc.+..................................  9,100    467,649
      Novartis AG(2)......................................  3,800    198,255
      Pfizer, Inc......................................... 14,120    299,344
      Roche Holding AG(2).................................  1,000    149,644
      Schering-Plough Corp................................  2,100     40,572
      Sepracor, Inc.+.....................................  4,200    230,916
      Teva Pharmaceutical Industries, Ltd. Sponsored ADR#.  3,100    126,728
      Wyeth...............................................  6,620    275,127
                                                                  ----------
                                                                   1,788,235
                                                                  ----------
    Electronics/Electrical Equipment -- 0.75%
      Garmin, Ltd.#.......................................  2,100    115,710
      Harman International Industries, Inc................  2,000    195,000
      Samsung Electronics Co., Ltd.(2)....................    200    115,190
                                                                  ----------
                                                                     425,900
                                                                  ----------
    Financial Services -- 11.85%
      American Express Co................................. 13,800    709,596
      Ameriprise Financial, Inc...........................  3,240    136,242
      Ameritrade Holding Corp.+#.......................... 17,800    415,808
      Charles Schwab Corp................................. 27,900    425,475
      Citigroup, Inc...................................... 31,586  1,533,500
      E*TRADE Group, Inc.+................................ 13,000    253,760
      Franklin Resources, Inc.............................  8,900    826,632
      Goldman Sachs Group, Inc............................  4,100    528,736
      Legg Mason, Inc.....................................  6,300    772,695
      Merrill Lynch & Co., Inc............................  9,400    624,348
      SLM Corp............................................  9,300    488,715
                                                                  ----------
                                                                   6,715,507
                                                                  ----------

                                                              Value
                                                     Shares  (Note 2)

          ------------------------------------------------------------
          Foods -- 0.39%
            Sysco Corp..............................  6,850 $  221,392
                                                            ----------
          Freight -- 0.23%
            United Parcel Service, Inc., Class B....  1,630    126,977
                                                            ----------
          Hospital Supplies -- 3.93%
            Cardinal Health, Inc....................  2,300    147,085
            Johnson & Johnson.......................  9,970    615,648
            Medtronic, Inc.......................... 14,000    777,980
            St. Jude Medical, Inc.+.................  9,020    430,885
            Stryker Corp............................  5,900    255,470
                                                            ----------
                                                             2,227,068
                                                            ----------
          Household Products -- 1.65%
            Fortune Brands, Inc.....................  1,700    132,532
            Procter & Gamble Co..................... 14,076    805,006
                                                            ----------
                                                               937,538
                                                            ----------
          Information Processing - Hardware -- 2.93%
            Apple Computer, Inc.+...................    200     13,564
            Dell, Inc.+............................. 28,790    868,307
            EMC Corp.+.............................. 31,600    440,188
            Juniper Networks, Inc.+................. 15,070    338,924
                                                            ----------
                                                             1,660,983
                                                            ----------
          Information Processing - Services -- 4.88%
            eBay, Inc.+.............................  9,240    414,044
            First Data Corp.........................  9,800    424,046
            Fiserv, Inc.+...........................  3,850    175,214
            Google, Inc.+...........................  2,200    890,978
            IAC/InterActiveCorp+....................  3,950    109,060
            Yahoo!, Inc.+........................... 18,740    753,910
                                                            ----------
                                                             2,767,252
                                                            ----------
          Information Processing - Software -- 6.15%
            Adobe Systems, Inc......................  8,420    274,576
            Automatic Data Processing, Inc.......... 12,500    587,500
            ChoicePoint, Inc.+......................  1,800     77,814
            Intuit, Inc.+...........................  3,600    192,852
            Microsoft Corp.......................... 67,030  1,857,401
            Oracle Corp.+........................... 39,650    498,401
                                                            ----------
                                                             3,488,544
                                                            ----------
          Insurance -- 7.59%
            Aetna, Inc..............................    800     73,992
            AFLAC, Inc..............................  2,200    105,600
            American International Group, Inc.(1)...  3,000    201,420
            Hartford Financial Services Group, Inc..  6,400    559,168
            Marsh & McLennan Cos., Inc.............. 13,100    404,659
            UnitedHealth Group, Inc................. 34,580  2,069,959
            WellPoint, Inc.+........................ 10,560    811,325
            Willis Group Holdings, Ltd..............  2,100     78,309
                                                            ----------
                                                             4,304,432
                                                            ----------
          Leisure & Tourism -- 3.92%
            Carnival Corp........................... 11,600    632,084
            Electronic Arts, Inc.+..................  1,300     73,268
            Harrah's Entertainment, Inc.............  3,300    224,697
            International Game Technology........... 12,700    372,745
            Marriott International, Inc., Class A...  4,300    277,823
            McDonald's Corp.........................  4,600    155,710
            Starbucks Corp.+........................  2,400     73,080
            Wynn Resorts, Ltd.+#....................  7,400    413,142
                                                            ----------
                                                             2,222,549
                                                            ----------
          Machinery -- 0.83%
            Deere & Co..............................  4,000    277,400
            Illinois Tool Works, Inc................  2,200    194,194
                                                            ----------
                                                               471,594
                                                            ----------

18  BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2005
                            - CONTINUED


                                                          Value
                                                 Shares  (Note 2)
              ----------------------------------------------------
              COMMON STOCK (continued)
              Medical - Biomedical/Gene -- 3.14%
                Amgen, Inc.+.................... 13,120 $1,061,801
                Genentech, Inc.+................  7,490    716,194
                                                        ----------
                                                         1,777,995
                                                        ----------
              Medical Technology -- 0.49%
                Biomet, Inc.....................  1,400     49,868
                Quest Diagnostics, Inc..........  4,500    225,405
                                                        ----------
                                                           275,273
                                                        ----------
              Metals -- 0.70%
                BHP Billiton, Ltd.(2)........... 11,000    176,939
                Nucor Corp......................  3,300    221,364
                                                        ----------
                                                           398,303
                                                        ----------
              Multimedia -- 2.30%
                E.W. Scripps Co., Class A#......  6,400    296,640
                McGraw-Hill Cos., Inc...........  4,700    249,335
                Time Warner, Inc................ 23,200    417,136
                Viacom, Inc., Class B........... 10,228    341,615
                                                        ----------
                                                         1,304,726
                                                        ----------
              Oil & Gas -- 6.80%
                Baker Hughes, Inc............... 10,900    625,115
                BJ Services Co..................  6,000    219,900
                Exxon Mobil Corp................ 10,000    580,300
                Murphy Oil Corp.................  2,800    138,488
                Schlumberger, Ltd............... 11,000  1,053,030
                Smith International, Inc........ 17,200    649,988
                Total SA Sponsored ADR..........  2,100    261,849
                Transocean, Inc.+...............  3,600    229,824
                XTO Energy, Inc.................  2,400     97,656
                                                        ----------
                                                         3,856,150
                                                        ----------
              Railroads & Equipment -- 0.01%
                Union Pacific Corp..............    100      7,654
                                                        ----------
              Retail -- 6.82%
                Amazon.com, Inc.+#..............  4,800    232,608
                Best Buy Co., Inc...............  8,110    391,226
                CVS Corp........................  6,800    183,736
                Home Depot, Inc................. 19,150    800,087
                Kohl's Corp.+................... 13,300    611,800
                Target Corp..................... 13,425    718,372
                Wal-Mart Stores, Inc............ 19,160    930,410
                                                        ----------
                                                         3,868,239
                                                        ----------
              Schools -- 1.09%
                Apollo Group, Inc., Class A+....  8,682    618,158
                                                        ----------
              Semiconductors -- 5.98%
                Analog Devices, Inc............. 13,420    508,886
                Intel Corp...................... 31,170    831,616

                                                                Value
                                                   Shares      (Note 2)

       ------------------------------------------------------------------
       Semiconductors (continued)
         Linear Technology Corp.................     6,300   $   235,053
         Marvell Technology Group, Ltd.+........     5,900       327,686
         Maxim Integrated Products, Inc.........    15,350       561,043
         Texas Instruments, Inc.................    13,010       422,565
         Xilinx, Inc............................    18,930       500,509
                                                             -----------
                                                               3,387,358
                                                             -----------
       Telecommunications -- 4.58%
         America Movil SA de CV ADR.............    10,700       307,304
         American Tower Corp., Class A+.........     8,200       223,778
         Cisco Systems, Inc.+...................    34,040       597,062
         Corning, Inc.+.........................    18,600       376,650
         Nokia Oyj Sponsored ADR................    20,100       343,308
         QUALCOMM, Inc..........................    10,020       455,609
         TELUS Corp.............................     7,600       291,080
                                                             -----------
                                                               2,594,791
                                                             -----------
       Therapeutics -- 1.09%
         Gilead Sciences, Inc.+.................    12,220       619,432
                                                             -----------
       Tobacco -- 0.40%
         Altria Group, Inc......................     3,080       224,193
                                                             -----------
       Utilities - Communication -- 0.47%
         Sprint Corp............................    10,508       263,120
                                                             -----------
       Total Long-Term Investment Securities
          (Cost $47,166,501)....................              56,192,758
                                                             -----------
       SHORT-TERM INVESTMENT SECURITIES -- 3.91%
       Collective Investment Pool -- 2.79%
         Securities Lending Quality Trust(3).... 1,579,300     1,579,300
                                                             -----------
       Registered Investment Companies -- 1.12%
         T. Rowe Price Reserve Investment Fund..   636,695       636,695
                                                             -----------
       Total Short-Term Investments Securities
          (Cost $2,215,995).....................               2,215,995
                                                             -----------
       TOTAL INVESTMENTS
          (Cost $49,382,496)(4).................    103.03%   58,408,753
       Liabilities in excess of other assets....     (3.03)%  (1,719,079)
                                                 ---------   -----------
       NET ASSETS --                                100.00%  $56,689,674
                                                 =========   ===========

--------
ADR--American Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan.
(1)Security represents an investment in an affiliated company (see Note 3).
(2)Security was valued using fair value procedures at November 30, 2005. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)The security is purchased with the cash collateral received from securities loaned.
(4)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2005  CAPITAL CONSERVATION FUND - PORTFOLIO PROFILE (Unaudited)   19

Industry Allocation*

                   Government Agencies...............  29.11%
                   Government Obligations............  16.51%
                   Financial Services................  12.83%
                   Repurchase Agreement..............   9.79%
                   Collective Investment Pool........   8.57%
                   Utilities -- Electric.............   4.30%
                   Commercial Paper..................   3.72%
                   Telecommunications................   2.97%
                   Oil & Gas.........................   2.21%
                   Banks.............................   2.09%
                   Insurance.........................   1.95%
                   Broadcasting......................   1.80%
                   Commercial Services...............   1.23%
                   Savings & Loan....................   1.02%
                   Airlines..........................   0.86%
                   Chemical..........................   0.66%
                   Railroads & Equipment.............   0.61%
                   Drugs.............................   0.56%
                   Conglomerates.....................   0.54%
                   Beverages.........................   0.53%
                   Metals............................   0.53%
                   Leisure & Tourism.................   0.46%
                   Retail............................   0.41%
                   Multimedia........................   0.40%
                   Paper/Forest Products.............   0.35%
                   Utilities -- Gas, Pipeline........   0.35%
                   Medical -- Biomedical/Gene........   0.34%
                   Hospital Management...............   0.26%
                   Schools...........................   0.26%
                   Aerospace/Defense.................   0.23%
                   Information Processing -- Services   0.22%
                   Tobacco...........................   0.20%
                   Freight...........................   0.18%
                   Mining............................   0.18%
                   Real Estate.......................   0.18%
                   Automotive........................   0.17%
                   Foods.............................   0.17%
                   Foreign Government Agencies.......   0.17%
                   Healthcare........................   0.16%
                   Heavy Duty Trucks/Parts...........   0.10%
                   Real Estate Investment Trusts.....   0.10%
                   Electronics/Electrical Equipment..   0.09%
                   Hospital Supplies.................   0.09%
                   Machinery.........................   0.08%
                   Funeral Services..................   0.07%
                   Advertising.......................   0.06%
                   Information Processing -- Software   0.03%
                                                      ------
                                                      107.70%
                                                      ======

Credit Quality+#

                         Government -- Agency..  34.07%
                         Government -- Treasury  19.77%
                         AAA...................   5.58%
                         AA....................   2.64%
                         A.....................  10.08%
                         BBB...................  15.04%
                         BB....................   3.78%
                         B.....................   4.43%
                         CCC...................   2.15%
                         C.....................   0.12%
                         Not Rated@............   2.34%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

20      CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      November 30, 2005
                            (Unaudited)


                                                                  Principal    Value
                                                                   Amount     (Note 2)
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.02%
Financial Services -- 5.02%
  American Express Credit Account Master Trust, Series 2005-7,
   Class B:
   4.39% due 03/16/15(3)......................................... $  130,000 $  129,679
  Bear Stearns Asset Backed Securities, Inc., 2005-HE4,
   Class 1A1:
   4.29% due 04/25/35(3).........................................    170,925    170,938
  Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
   4.59% due 05/25/15............................................    270,000    263,183
  Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2,
   Class AF6B:
   5.50% due 08/25/35(2).........................................     39,000     37,195
  Commerical Mtg. Certificates, Series 2004-LB2A Pass
   Through:
   4.22% due 03/10/39(1).........................................  3,325,000  3,188,598
  Granite Mtg. PLC, Series 2003-3, Class 1A3:
   4.37% due 01/20/44(2)(3)......................................    250,000    250,648
  Morgan Stanley Capital I, Series 2005-HQ7, Series D Pass
   Through:
   5.21% due 11/14/42(1)(7)......................................    275,000    273,292
  Morgan Stanley Capital I, Series 2005-HQ7, Series G Pass
   Through:
   5.21% due 11/14/42(1)(7)......................................    400,000    391,080
  Residential Funding Mtg. Securities II, Inc., Series 2005-HS2,
   Class AI4:
   5.66% due 11/25/35(4)(7)......................................    500,000    499,810
  Residential Funding Mtg. Securities II, Inc., Series 2005-HS2,
   Class AI5:
   5.47% due 11/25/35(7).........................................    200,000    199,988
                                                                             ----------
Total Asset-Backed Securities
   (Cost $5,422,486).............................................             5,404,411
                                                                             ----------
CORPORATE BONDS -- 31.15%
Advertising -- 0.06%
  Affinity Group, Inc.:
   9.00% due 02/15/12............................................     70,000     69,825
                                                                             ----------
Aerospace/Defense -- 0.23%
  Raytheon Co.:
   6.75% due 08/15/07............................................    247,000    253,463
                                                                             ----------
Airlines -- 0.86%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11............................................    280,000    261,301
  Atlas Air, Inc., Series 1999-A1 Pass Through:
   7.20% due 01/02/19............................................    456,855    453,636
  Atlas Air, Inc., Series 2000-1A Pass Through:
   8.71% due 01/02/19............................................    154,303    159,128
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 03/15/11............................................     13,613     11,295
  Delta Air Lines, Inc.:
   8.30% due 12/15/29#(9)(14)....................................     75,000     15,375
   10.00% due 08/15/08(9)(14)....................................    100,000     20,250
                                                                             ----------
                                                                                920,985
                                                                             ----------
Automotive -- 0.17%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14............................................     25,000     18,750
  DaimlerChrysler North America Holding Corp.:
   4.88% due 06/15/10............................................     82,000     79,745
  Ford Motor Co.:
   7.45% due 07/16/31#...........................................    115,000     81,075
                                                                             ----------
                                                                                179,570
                                                                             ----------
Banks -- 1.68%
  BankBoston Captial Trust IV:
   4.39% due 06/08/28(3).........................................    201,000    194,900
  Chemical Bank:
   6.13% due 11/01/08............................................    151,000    155,245
  First Maryland Capital II:
   5.10% due 02/01/27(3).........................................    177,000    173,193

                                                  Principal   Value
                                                   Amount    (Note 2)

          ------------------------------------------------------------
          Banks (continued)
            HSBC Bank USA:
             5.63% due 08/15/35.................. $210,000  $  199,681
            Key Bank NA:
             7.00% due 02/01/11#.................  105,000     113,632
            PNC Bank NA:
             4.88% due 09/21/17..................  200,000     189,741
            PNC Funding Corp.:
             5.75% due 08/01/06..................  241,000     242,426
            Popular North America, Inc.:
             4.25% due 04/01/08#.................  259,000     254,662
            US Bank NA:
             3.90% due 08/15/08..................   34,000      33,203
            Wachovia Corp.:
             5.50% due 08/01/35..................  180,000     170,679
            Wells Fargo & Co.:
             3.97% due 09/15/09(3)...............   86,000      86,095
                                                            ----------
                                                             1,813,457
                                                            ----------
          Beverages -- 0.53%
            Anheuser-Busch Cos., Inc.:
             5.00% due 03/01/19#.................  225,000     216,959
            Coca-Cola Enterprises, Inc.:
             8.50% due 02/01/22..................  189,000     244,844
            Foster's Finance Corp.:
             6.88% due 06/15/11*.................  100,000     107,433
                                                            ----------
                                                               569,236
                                                            ----------
          Broadcasting -- 1.63%
            Chancellor Media Corp.:
             8.00% due 11/01/08..................  207,000     220,130
            Charter Communications Holdings LLC:
             11.13% due 01/15/11.................  185,000     111,925
            Clear Channel Communications, Inc.:
             6.88% due 06/15/18..................  170,000     170,094
            Comcast Corp.:
             6.50% due 11/15/35..................  120,000     120,753
            Cox Communications, Inc.:
             7.63% due 06/15/25..................   98,000     108,819
             7.75% due 11/01/10..................  251,000     271,951
            Nexstar Finance, Inc.:
             7.00% due 01/15/14..................   60,000      53,700
            Paxson Communications Corp.:
             12.25% due 01/15/09(4)#.............  280,000     288,050
            Viacom, Inc.:
             6.63% due 05/15/11..................  172,000     178,294
            Young Broadcasting, Inc.:
             10.00% due 03/01/11#................  250,000     235,000
                                                            ----------
                                                             1,758,716
                                                            ----------
          Chemical -- 0.66%
            BCI US Finance Corp.:
             9.65% due 07/15/10*(3)..............  225,000     228,656
            Cytec Industries, Inc.:
             6.00% due 10/01/15..................  195,000     185,675
            E.I. du Pont de Nemours and Co.:
             4.13% due 04/30/10..................   34,000      32,797
            ICI North America, Inc.:
             8.88% due 11/15/06..................  161,000     166,369
            Lubrizol Corp.:
             4.63% due 10/01/09..................  100,000      97,595
                                                            ----------
                                                               711,092
                                                            ----------
          Commercial Services -- 1.23%
            Hertz Corp.:
             4.70% due 10/02/06..................  249,000     248,258
             7.40% due 03/01/11..................  302,000     292,940
             7.63% due 06/01/12#.................  291,000     282,270

November 30, 2005     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      21
                                    (Unaudited) - CONTINUED


                                                              Principal   Value
                                                               Amount    (Note 2)
----------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Commercial Services (continued)
  Monitronics International, Inc.:
   11.75% due 09/01/10....................................... $110,000  $  108,487
  PHH Corp.:
   6.00% due 03/01/08........................................  228,000     231,013
  Rent-Way, Inc.:
   11.88% due 06/15/10.......................................  150,000     162,000
                                                                        ----------
                                                                         1,324,968
                                                                        ----------
Conglomerates -- 0.44%
  Tyco International Group SA:
   6.75% due 02/15/11........................................  453,000     475,069
                                                                        ----------
Drugs -- 0.35%
  American Home Products Corp.:
   6.95% due 03/15/11........................................  111,000     119,467
  Merck & Co., Inc.:
   2.50% due 03/30/07........................................  137,000     132,696
  Wyeth:
   6.00% due 02/15/36*#......................................  120,000     121,013
                                                                        ----------
                                                                           373,176
                                                                        ----------
Electronics/Electrical Equipment -- 0.09%
  Avnet, Inc.:
   6.00% due 09/01/15........................................  100,000      96,279
                                                                        ----------
Financial Services -- 6.76%
  Allstate Life Global Funding Trust:
   3.85% due 01/25/08........................................   95,000      93,020
  American Express Credit Corp.:
   5.30% due 12/02/15........................................  210,000     209,324
  Ameriprise Financial, Inc.:
   5.35% due 11/15/10........................................  252,000     252,911
  BAE Systems Holdings, Inc.:
   4.75% due 08/15/10*.......................................  331,000     324,025
   5.20% due 08/15/15*.......................................  228,000     222,052
   6.40% due 12/15/11*.......................................  332,000     349,022
  Barrick Gold Finance Co.:
   5.80% due 11/15/34........................................  110,000     104,541
  Bear Stearns Cos., Inc.:
   5.30% due 10/30/15........................................   95,000      94,136
  Consolidated Communications Illinois/Texas Holdings, Inc.:
   9.75% due 04/01/12........................................  400,000     417,000
  Fidelity National Financial, Inc.:
   5.25% due 03/15/13........................................  105,000      97,382
  Ford Motor Credit Co.:
   5.70% due 01/15/10#.......................................  111,000      97,361
   5.80% due 01/12/09........................................  148,000     132,031
   6.38% due 11/05/08........................................  213,000     195,886
   8.63% due 11/01/10#.......................................  115,000     110,006
  General Electric Capital Corp.:
   2.80% due 01/15/07........................................  285,000     278,888
   5.38% due 03/15/07........................................  228,000     229,645
   6.75% due 03/15/32........................................  276,000     317,275
  General Motors Acceptance Corp.:
   8.00% due 11/01/31........................................  975,000     956,114
  Household Finance Corp.:
   7.00% due 05/15/12........................................  210,000     228,810
  HSBC Finance Capital Trust IX:
   5.91% due 11/30/35........................................  200,000     200,000
  ING USA Global Funding Trust:
   4.50% due 10/01/10........................................  160,000     156,332
  JPMorgan Chase & Co.:
   5.15% due 10/01/15........................................   17,000      16,655
  Lehman Brothers Holdings, Inc.:
   4.50% due 07/26/10........................................  160,000     156,050
  MBNA America Bank NA:
   7.13% due 11/15/12........................................  100,000     111,171
  MBNA Corp.:
   4.63% due 09/15/08........................................  265,000     262,851

                                                         Principal   Value
                                                          Amount    (Note 2)

  ---------------------------------------------------------------------------
  Financial Services (continued)
    Merrill Lynch & Co., Inc.:
     4.79% due 08/04/10................................. $128,000  $  126,165
    Morgan Stanley:
     5.38% due 10/15/15.................................  205,000     203,542
    National Rural Utilities Cooperative Finance Corp.:
     3.88% due 02/15/08.................................  201,000     196,706
    Pricoa Global Funding I:
     4.63% due 06/25/12*................................   85,000      82,273
    Principal Life Global Funding:
     5.13% due 06/28/07*................................  100,000     100,034
    Residential Capital Corp.:
     6.38% due 06/30/10.................................  336,000     338,685
     6.88% due 06/30/15#................................  228,000     238,634
    Salomon Smith Barney Holdings, Inc.:
     5.88% due 03/15/06.................................   34,000      34,127
    Transamerica Finance Corp.:
     6.40% due 09/15/08.................................   86,000      89,237
    Xlliac Global Funding:
     4.80% due 08/10/10*................................  255,000     251,000
                                                                   ----------
                                                                    7,272,891
                                                                   ----------
  Foods -- 0.17%
    ConAgra Foods, Inc.:
     6.00% due 09/15/06.................................  178,000     179,447
                                                                   ----------
  Freight -- 0.18%
    Ryder System, Inc.:
     5.00% due 06/15/12.................................  211,000     199,525
                                                                   ----------
  Funeral Services -- 0.07%
    Service Corp. International:
     6.75% due 04/01/16.................................   75,000      73,500
                                                                   ----------
  Healthcare -- 0.16%
    CDRV Investors, Inc.:
     9.63% due 01/01/15(4)..............................   95,000      57,000
    Psychiatric Solutions, Inc.:
     7.75% due 07/15/15.................................  110,000     113,850
                                                                   ----------
                                                                      170,850
                                                                   ----------
  Heavy Duty Trucks/Parts -- 0.10%
    Dana Corp.:
     5.85% due 01/15/15#................................   85,000      60,350
    Dura Operating Corp.:
     8.63% due 04/15/12#................................   58,000      48,140
                                                                   ----------
                                                                      108,490
                                                                   ----------
  Hospital Management -- 0.26%
    HCA, Inc.:
     6.95% due 05/01/12.................................  270,000     277,426
                                                                   ----------
  Hospital Supplies -- 0.09%
    Universal Hospital Services, Inc.:
     10.13% due 11/01/11................................  100,000     102,500
                                                                   ----------
  Information Processing - Services -- 0.22%
    Computer Sciences Corp.:
     3.50% due 04/15/08.................................  105,000     100,343
    SunGard Data Systems, Inc.:
     10.25% due 08/15/15*...............................   90,000      90,900
    Unisys Corp.:
     8.00% due 10/15/12.................................   50,000      45,250
                                                                   ----------
                                                                      236,493
                                                                   ----------
  Information Processing - Software -- 0.03%
    Activant Solutions, Inc.:
     10.05% due 04/01/10*(3)............................   35,000      35,875
                                                                   ----------

22      CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      November 30, 2005
                      (Unaudited) - CONTINUED


                                                    Principal   Value
                                                     Amount    (Note 2)
        ----------------------------------------------------------------
        CORPORATE BONDS (continued)
        Insurance -- 1.79%
          Allstate Corp.:
           5.55% due 05/09/35...................... $120,000  $  114,594
          AMBAC, Inc.:
           5.95% due 12/05/35......................  240,000     240,000
          Americo Life, Inc.:
           7.88% due 05/01/13*.....................  121,000     124,330
          Assurant, Inc.:
           6.75% due 02/15/34......................  120,000     127,500
          Chubb Corp.:
           6.00% due 11/15/11......................  141,000     147,576
          ING Security Life Institutional Funding:
           2.70% due 02/15/07*.....................  221,000     214,418
          Kingsway America, Inc.:
           7.50% due 02/01/14......................  122,000     124,965
          Metropolitan Life Global Funding I:
           4.25% due 07/30/09*.....................  209,000     204,588
           4.63% due 08/19/10*.....................   95,000      93,126
          MIC Financing Trust I:
           8.38% due 02/01/27*.....................   74,000      75,963
          Ohio Casualty Corp.:
           7.30% due 06/15/14......................  181,000     192,184
          Selective Insurance Group, Inc.:
           6.70% due 11/01/35*(7)..................  120,000     120,378
          St. Paul Travelers Cos., Inc.:
           5.50% due 12/01/15......................  147,000     146,215
                                                              ----------
                                                               1,925,837
                                                              ----------
        Leisure & Tourism -- 0.46%
          Brunswick Corp.:
           5.00% due 06/01/11......................  166,000     162,611
          Hilton Hotels Corp.:
           7.20% due 12/15/09......................  111,000     115,661
          MGM Mirage, Inc.:
           5.88% due 02/27/14#.....................  175,000     165,812
          Riviera Holdings Corp.:
           11.00% due 06/15/10(6)..................   50,000      54,000
                                                              ----------
                                                                 498,084
                                                              ----------
        Medical - Biomedical/Gene -- 0.34%
          Genentech Inc:
           5.25% due 07/15/15......................  394,000     370,365
                                                              ----------
        Metals -- 0.28%
          Crown Cork & Seal Co., Inc.:
           8.00% due 04/15/23......................   70,000      66,675
          Phelps Dodge Corp.:
           6.13% due 03/15/34......................  244,000     236,801
                                                              ----------
                                                                 303,476
                                                              ----------
        Mining -- 0.09%
          Newmont Mining Corp.:
           8.63% due 05/15/11......................   80,000      92,100
                                                              ----------
        Multimedia -- 0.40%
          News America, Inc.:
           7.30% due 04/30/28......................   90,000      97,333
          Time Warner Entertainment Co. LP:
           8.38% due 03/15/23......................  180,000     211,953
          Time Warner, Inc.:
           6.63% due 05/15/29......................  120,000     122,048
                                                              ----------
                                                                 431,334
                                                              ----------
        Oil & Gas -- 1.76%
          El Paso Production Holding Co.:
           7.75% due 06/01/13......................  470,000     481,750
          Encore Acquisition Co.:
           6.00% due 07/15/15......................   47,000      43,240
           6.25% due 04/15/14......................   28,000      26,670

                                                 Principal   Value
                                                  Amount    (Note 2)

          -----------------------------------------------------------
          Oil & Gas (continued)
            Enterprise Products Operating LP:
             6.88% due 03/01/33................. $270,000  $  281,044
            Hanover Compressor Co.:
             9.00% due 06/01/14.................  100,000     108,500
            Hilcorp Energy LP:
             10.50% due 09/01/10*...............   71,000      78,633
            KeySpan Corp.:
             4.90% due 05/16/08.................  420,000     419,408
            PTT PLC:
             5.88% due 08/03/35*................  110,000     102,883
            Seitel, Inc.:
             11.75% due 07/15/11................  100,000     110,500
            Southern California Gas Co.:
             5.75% due 11/15/35.................  240,000     239,922
                                                           ----------
                                                            1,892,550
                                                           ----------
          Paper/Forest Products -- 0.25%
            Georgia-Pacific Corp.:
             8.00% due 01/15/14.................   80,000      88,700
            Packaging Corp. of America:
             5.75% due 08/01/13.................   92,000      87,367
            Pliant Corp.:
             11.13% due 09/01/09#...............  106,000      91,690
                                                           ----------
                                                              267,757
                                                           ----------
          Railroads & Equipment -- 0.61%
            Burlington Northern Santa Fe Corp.:
             7.29% due 06/01/36.................   96,000     115,994
             8.13% due 04/15/20.................  291,000     362,817
            Norfolk Southern Corp.:
             5.59% due 05/17/25.................  176,000     173,752
                                                           ----------
                                                              652,563
                                                           ----------
          Real Estate -- 0.18%
            Brascan Corp.:
             8.13% due 12/15/08.................  181,000     195,862
                                                           ----------
          Real Estate Investment Trusts -- 0.10%
            Commercial Net Lease Realty:
             6.15% due 12/15/15.................  105,000     105,508
                                                           ----------
          Retail -- 0.23%
            May Department Stores Co.:
             6.65% due 07/15/24.................  240,000     246,451
                                                           ----------
          Savings & Loan -- 1.02%
            Charter One Bank FSB:
             6.38% due 05/15/12.................  430,000     459,747
            Sovereign Bancorp, Inc.:
             4.80% due 09/01/10*................  266,000     259,861
            World Savings Bank FSB:
             4.13% due 12/15/09.................  396,000     384,337
                                                           ----------
                                                            1,103,945
                                                           ----------
          Schools -- 0.26%
            Tulane University of Louisiana:
             5.17% due 11/15/12(3)(7)...........  280,000     280,000
                                                           ----------
          Telecommunications -- 2.56%
            Alltel Corp.:
             4.66% due 05/17/07.................  178,000     177,100
            American Cellular Corp.:
             10.00% due 08/01/11................  300,000     324,750
            AT&T Wireless Services, Inc.:
             7.88% due 03/01/11.................  511,000     572,277
            Corning, Inc.:
             6.85% due 03/01/29.................   84,000      83,505
            GTE Northwest, Inc.:
             5.55% due 10/15/08.................   80,000      79,731

November 30, 2005     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      23
                                    (Unaudited) - CONTINUED


                                                  Principal    Value
                                                   Amount     (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS (continued)
         Telecommunications (continued)
           ICO North America, Inc.:
            7.50% due 08/15/09(7)(8)............. $   30,000 $   30,900
           LCI International, Inc.:
            7.25% due 06/15/07...................    600,000    598,500
           New England Telgraph & Telegraph Co.:
            7.88% due 11/15/29...................     90,000     99,392
           New York Telephone Co.:
            7.00% due 06/15/13...................    156,000    163,910
           Sprint Capital Corp.:
            6.88% due 11/15/28...................    149,000    160,034
           Triton PCS, Inc.:
            8.50% due 06/01/13...................     25,000     23,625
           Verizon New York, Inc.:
            6.88% due 04/01/12...................     88,000     91,393
           Verizon New York, Inc., Series B:
            7.38% due 04/01/32#..................    340,000    348,883
                                                             ----------
                                                              2,754,000
                                                             ----------
         Tobacco -- 0.20%
           Alliance One International, Inc.:
            12.75% due 11/15/12*.................    275,000    211,750
                                                             ----------
         Utilities - Electric -- 4.30%
           AES Corp.:
            7.75% due 03/01/14...................    300,000    311,250
           Calpine Corp.:
            4.75% due 11/15/23#(12)(13)..........  1,000,000    241,250
            8.75% due 07/15/13*#(12)(13).........    607,000    455,250
           Carolina Power & Light Co.:
            5.25% due 12/15/15...................    210,000    207,614
           Centerpoint Energy, Inc.:
            5.88% due 06/01/08...................    230,000    233,253
           Cleco Power LLC:
            6.50% due 12/01/35...................    240,000    236,882
           Consolidated Edison, Inc.:
            3.63% due 08/01/08#..................    166,000    160,617
           Consolidated Natural Gas Co.:
            5.38% due 11/01/06...................     79,000     79,311
           Dominion Resources, Inc.:
            5.95% due 06/15/35#..................    100,000     95,952
           Entergy Louisiana, Inc.:
            5.83% due 11/01/10...................    300,000    298,725
           Georgia Power Co.:
            6.20% due 02/01/06...................    200,000    200,523
           Indianapolis Power & Light Co.:
            6.60% due 01/01/34*..................     60,000     65,706
           Indiantown Cogeneration, LP:
            9.26% due 12/15/10...................     77,233     83,201
           Mission Energy Holding Co.:
            13.50% due 07/15/08..................    100,000    116,250
           Old Dominion Electric Cooperative:
            5.68% due 12/01/28...................     76,000     76,830
           Pepco Holding, Inc.:
            5.50% due 08/15/07...................    162,000    163,002
           PSEG Power LLC:
            5.50% due 12/01/15...................    105,000    103,041
            7.75% due 04/15/11...................     55,000     60,678
           PSI Energy, Inc.:
            6.12% due 10/15/35...................    120,000    119,793
            7.85% due 10/15/07...................    249,000    260,902
           Puget Sound Energy, Inc.:
            5.20% due 10/01/15...................    318,000    313,627
           Reliant Resources, Inc.:
            9.50% due 07/15/13...................    125,000    127,500
           Southern Energy Corp.:
            7.90% due 07/15/09+*(9)(14)..........    175,000    213,062
           Virginia Electric and Power Co.:
            4.10% due 12/15/08...................    227,000    220,825
            5.75% due 03/31/06...................    181,000    181,588
                                                             ----------
                                                              4,626,632
                                                             ----------

                                                  Principal   Value
                                                   Amount    (Note 2)

         --------------------------------------------------------------
         Utilities - Gas, Pipeline -- 0.35%
           NGC Corp. Capital Trust I:
            8.32% due 06/01/27#.................. $175,000  $   154,000
           Reliant Energy Resources Corp.:
            7.75% due 02/15/11...................  200,000      221,343
                                                            -----------
                                                                375,343
                                                            -----------
         Total Corporate Bonds
            (Cost $34,476,144)...................            33,536,390
                                                            -----------
         FOREIGN BONDS -- 3.83%
         Banks -- 0.41%
           HBOS Treasury Services PLC:
            3.50% due 11/30/07*..................  296,000      288,524
           NIB Capital Bank NV:
            5.82% due 12/31/49*(3)...............  160,000      157,195
                                                            -----------
                                                                445,719
                                                            -----------
         Broadcasting -- 0.17%
           Telenet Group Holding NV:
            11.50% due 06/15/14*(4)..............  229,000      186,062
                                                            -----------
         Conglomerates -- 0.10%
           Tyco International Group SA:
            6.88% due 01/15/29...................   96,000      102,664
                                                            -----------
         Drugs -- 0.21%
           Elan Finance PLC/ Elan Finance Corp.:
            7.75% due 11/15/11...................  245,000      224,787
                                                            -----------
         Financial Services -- 1.05%
           FBG Finance, Ltd.:
            5.88% due 06/15/35*..................  100,000       96,511
           HBOS Capital Funding LP:
            6.85% due 03/29/49...................  225,000      226,125
           Nationwide Building Society:
            2.63% due 01/30/07*..................  221,000      215,570
           Nell AF SARL:
            8.38% due 08/15/15*#.................  175,000      171,500
           SovRisc BV:
            4.63% due 10/31/08*..................  215,000      214,264
           UFJ Finance Aruba AEC:
            6.75% due 07/15/13...................  195,000      211,665
                                                            -----------
                                                              1,135,635
                                                            -----------
         Government Agencies -- 0.17%
           Government of United Kingdom:
            2.25% due 07/08/08*..................  197,000      186,562
                                                            -----------
         Insurance -- 0.16%
           Fairfax Financial Holdings, Ltd.:
            8.25% due 10/01/15...................  190,000      173,375
                                                            -----------
         Machinery -- 0.08%
           Atlas Copco AB:
            6.50% due 04/01/08*..................   81,000       83,077
                                                            -----------
         Metals -- 0.25%
           Inco, Ltd.:
            7.20% due 09/15/32...................  149,000      160,144
           Noranda, Inc.:
            6.00% due 10/15/15...................  105,000      105,006
                                                            -----------
                                                                265,150
                                                            -----------
         Mining -- 0.09%
           Teck Cominco, Ltd.:
            6.13% due 10/01/35...................  100,000       95,938
                                                            -----------
         Oil & Gas -- 0.45%
           EnCana Corp.:
            6.50% due 08/15/34...................   50,000       54,994
           Nexen, Inc.:
            5.88% due 03/10/35...................  222,000      213,968
           Petro-Canada:
            7.00% due 11/15/28...................  192,000      213,131
                                                            -----------
                                                                482,093
                                                            -----------

24      CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      November 30, 2005
                      (Unaudited) - CONTINUED


                                                  Principal    Value
                                                   Amount     (Note 2)
         --------------------------------------------------------------
         FOREIGN BONDS (continued)
         Paper/Forest Products -- 0.10%
           Abitibi-Cons., Inc.:
            8.55% due 08/01/10#.................. $  105,000 $  107,363
                                                             ----------
         Retail -- 0.18%
           Jean Coutu Group, Inc.:
            8.50% due 08/01/14#..................    210,000    194,775
                                                             ----------
         Telecommunications -- 0.41%
           British Telecommunications PLC:
            7.88% due 12/15/05...................     34,000     34,028
           Telus Corp.:
            7.50% due 06/01/07...................    321,000    332,053
            8.00% due 06/01/11...................     65,000     73,014
                                                             ----------
                                                                439,095
                                                             ----------
         Total Foreign Bonds
            (Cost $4,183,323)....................             4,122,295
                                                             ----------
         UNITED STATES GOVERNMENT BONDS -- 45.62%
         Government Agencies -- 29.11%
           Federal Home Loan Bank:
            3.88% due 12/20/06...................    660,000    654,575
            3.90% due 02/25/08...................    410,000    402,934
            4.00% due 01/23/07...................    725,000    719,482
            4.00% due 03/10/08...................     80,000     78,756
            4.50% due 09/08/08...................    680,000    675,861
           Federal Home Loan Mtg. Corp.:
            3.63% due 02/15/07...................    620,000    612,215
            4.45% due 03/06/08...................     40,000     39,714
            4.50% due 11/01/18...................  1,068,027  1,036,216
            4.50% due 07/01/19...................    602,545    583,865
            5.00% due 03/01/19...................    646,940    637,925
            5.00% due 07/01/19...................    680,197    670,718
            5.00% due 10/01/33...................     28,906     27,903
            5.00% due 03/01/34...................    749,807    722,840
            5.00% due 06/01/34...................    631,682    608,963
            5.00% due 11/01/35...................  2,099,790  2,019,962
            5.50% due 11/01/18...................    720,016    723,607
            5.50% due 10/01/33...................     45,552     45,032
            5.50% due 02/01/35...................  1,223,278  1,206,761
            6.00% due 10/01/33...................    872,278    878,934
            6.50% due 02/01/33...................    160,028    164,008
            6.88% due 09/15/10#..................    513,000    558,575
            7.00% due 11/01/16...................    106,499    110,627
            7.00% due 07/01/32...................     34,831     36,291
            7.50% due 04/01/31...................    257,909    271,142
            8.00% due 01/01/29...................     17,413     18,568
            8.00% due 12/01/29...................     23,514     25,058
            8.00% due 12/01/30...................     39,182     41,746
            8.00% due 01/01/31...................        360        383
           Federal National Mtg. Assoc.:
            3.00% due 03/02/07...................    665,000    651,433
            3.88% due 02/01/08...................    595,000    584,844
            4.50% due 02/01/18...................    298,249    289,262
            4.50% due 06/01/18...................    182,215    176,724
            5.00% due 08/01/18...................    190,409    187,945
            5.00% due 09/01/18...................    169,982    167,782
            5.00% due 10/01/18...................    654,815    646,340
            5.00% due 03/01/20...................    354,028    349,085
            5.00% due 10/01/33...................     72,788     70,281
            5.00% due 03/01/34...................  3,101,808  2,991,134
            5.50% due 10/01/17...................    247,031    248,414
            5.50% due 04/01/33...................  1,398,178  1,380,968
            5.50% due 12/01/33...................  1,317,339  1,300,633
            5.50% due 05/01/34...................    804,920    794,713
            5.50% due 10/01/34...................    763,546    752,913
            6.00% due 03/01/16...................      3,205      3,275
            6.00% due 12/01/16...................    119,519    122,124
            6.00% due 11/01/17...................    309,066    315,796
            6.00% due 12/01/33...................  1,024,426  1,030,605

                                                            Principal      Value
                                                             Amount       (Note 2)

-------------------------------------------------------------------------------------
Government Agencies (continued)
  Federal National Mtg. Assoc. (continued)
   6.00% due 08/01/34.................................... $ 1,334,961   $  1,343,044
   6.00% due 10/01/34....................................   1,136,131      1,143,125
   6.00% due 06/01/35....................................   1,098,047      1,104,839
   6.50% due 03/01/17....................................     186,541        192,311
   6.50% due 08/01/31....................................      97,177         99,672
   6.50% due 07/01/32....................................     612,114        627,683
   7.00% due 09/01/31....................................     421,819        440,653
   7.50% due 11/01/14....................................      11,621         12,056
   7.50% due 08/01/15....................................       2,320          2,441
  Government National Mtg. Assoc.:
   6.00% due 03/15/29....................................      52,955         53,824
   6.00% due 04/15/29....................................      44,547         45,277
   6.50% due 07/15/32....................................     177,633        184,569
   6.50% due 09/15/32....................................     253,943        263,859
  Tennessee Valley Auth.:
   4.65% due 06/15/35....................................     201,000        186,060
                                                                        ------------
                                                                          31,336,345
                                                                        ------------
Government Obligations -- 16.51%
  United State Treasury Notes:
   4.50% due 11/15/15#...................................      44,000         44,007
  United States Treasury Bonds:
   5.38% due 02/15/31#...................................   6,256,000      6,873,780
   6.25% due 08/15/23#...................................     684,000        800,360
   7.13% due 02/15/23#...................................     886,000      1,124,528
   7.25% due 08/15/22#...................................     244,000        311,900
  United States Treasury Notes:
   0.88% due 04/15/10 TIPS#(10)..........................     416,437        395,502
   2.00% due 01/15/14 TIPS#(10)..........................     308,660        305,585
   2.25% due 02/15/07#...................................      16,000         15,592
   3.88% due 09/15/10#...................................      72,000         70,256
   4.25% due 10/15/10#...................................     210,000        208,245
   4.25% due 08/15/14#...................................      72,000         70,540
   4.25% due 08/15/15#...................................   3,201,000      3,128,728
   4.50% due 11/15/10#...................................     105,000        105,340
   5.00% due 08/15/11#...................................      48,000         49,359
   6.88% due 05/15/06#...................................   4,217,000      4,264,935
                                                                        ------------
                                                                          17,768,657
                                                                        ------------
Total United States Government Bonds
   (Cost $49,871,068)....................................                 49,105,002
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $93,953,021)....................................                 92,168,098
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 12.29%
Collective Investment Pool -- 8.57%
  Securities Lending Quality Trust(11)...................   9,228,916      9,228,916
                                                                        ------------
Commercial Paper -- 3.72%
  UBS Finance, Inc.:
   4.02% due 12/01/05....................................   4,000,000      4,000,000
                                                                        ------------
Total Short-Term Investment Securities
   (Cost $13,228,916)....................................                 13,228,916
                                                                        ------------
REPURCHASE AGREEMENT -- 9.79%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $10,539,077 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 4.13%, due 10/19/07 and having an
   approximate value of $10,856,981
   (Cost $10,538,000)....................................  10,538,000     10,538,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $117,719,937)(15)...............................      107.70%   115,935,014
Liabilities in excess of other assets....................       (7.70)%   (8,289,452)
                                                          -----------   ------------
NET ASSETS --                                                  100.00%  $107,645,562
                                                          ===========   ============

November 30, 2005     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      25
                                    (Unaudited) - CONTINUED

--------
TIPS--TreasuryInflation Protected Security
Pass Through -- Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
+  Non-income producing security
#  The security or a portion thereof is out on loan.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $5,731,496 representing 5.32% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Commercial Mortgage-Backed Security
(2)Collateralized Mortgage Obligation
(3)Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2005.
(4)"Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(5)Variable rate security -- the rate reflected is as of November 30, 2005; maturity date reflects next reset date.
(6)Security represents an investment in an affiliated company (see Note 3).
(7)Fair valued security (see Note 2)
(8)Illiquid security
(9)Bond in default
(10)Principal amount of security is adjusted for inflation.
(11)The security is purchased with the cash collateral received from securities loaned.
(12)Company has filed for Chapter 11 bankruptcy protection subsequent to November 30, 2005.
(13)Bond in default subsequent to November 30, 2005.
(14)Company has filed for Chapter 11 bankruptcy protection.
(15)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

26       CORE EQUITY FUND - PORTFOLIO PROFILE (Unaudited)        November 30, 2005

Industry Allocation*

                   Oil & Gas.........................  9.37%
                   Banks.............................  7.68%
                   Insurance.........................  7.16%
                   Financial Services................  5.99%
                   Drugs.............................  5.41%
                   Retail............................  5.29%
                   Information Processing -- Software  4.99%
                   Conglomerates.....................  4.71%
                   Aerospace/defense.................  4.53%
                   Hospital Supplies.................  4.11%
                   Household Products................  3.46%
                   Multimedia........................  3.25%
                   Utilities -- Electric.............  3.25%
                   Information Processing -- Services  3.17%
                   Telecommunications................  2.98%
                   Information Processing -- Hardware  2.77%
                   Leisure & Tourism.................  2.70%
                   Beverages.........................  2.62%
                   Semiconductors....................  2.15%
                   Medical -- Biomedical/Gene........  1.95%
                   Machinery.........................  1.50%
                   Utilities -- Communication........  1.49%
                   Repurchase Agreements.............  1.24%
                   Broadcasting......................  1.18%
                   Tobacco...........................  1.09%
                   Metals............................  1.05%
                   Schools...........................  1.02%
                   Mining............................  0.79%
                   Medical Technology................  0.74%
                   Saving & Loan.....................  0.47%
                   Electronics/Electrical Equipment..  0.39%
                   Chemical..........................  0.37%
                   Pollution control.................  0.27%
                   Hospital Management...............  0.16%
                                                      -----
                                                      99.30%
                                                      =====

*  Calculated as a percentage of net assets.

November 30, 2005   CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited)     27


                                                                   Value
                                                         Shares   (Note 2)
   -------------------------------------------------------------------------
   COMMON STOCK -- 98.06%
   Aerospace/Defense -- 4.53%
     Boeing Co.......................................... 100,000 $ 6,819,000
     General Dynamics Corp..............................  18,900   2,160,270
     Honeywell International, Inc....................... 176,000   6,431,040
     Lockheed Martin Corp...............................  60,000   3,636,000
     United Technologies Corp...........................  75,200   4,048,768
                                                                 -----------
                                                                  23,095,078
                                                                 -----------
   Banks -- 7.68%
     Bank of America Corp............................... 382,600  17,557,514
     North Fork Bancorp., Inc...........................  76,000   2,052,000
     PNC Financial Services Group.......................  22,500   1,434,825
     State Street Bank & Trust Co.......................  86,900   5,013,261
     UBS AG.............................................  26,100   2,399,112
     Wachovia Corp...................................... 103,000   5,500,200
     Wells Fargo & Co...................................  82,000   5,153,700
                                                                 -----------
                                                                  39,110,612
                                                                 -----------
   Beverages -- 2.62%
     Coca-Cola Co.......................................  56,700   2,420,523
     PepsiCo, Inc....................................... 184,950  10,949,040
                                                                 -----------
                                                                  13,369,563
                                                                 -----------
   Broadcasting -- 1.18%
     Comcast Corp., Class A+............................ 124,000   3,273,600
     Comcast Corp., Special Class A+.................... 105,000   2,734,200
                                                                 -----------
                                                                   6,007,800
                                                                 -----------
   Chemical -- 0.37%
     E.I. du Pont de Nemours and Co.....................  44,000   1,881,000
                                                                 -----------
   Conglomerates -- 4.71%
     General Electric Co................................ 473,100  16,899,132
     Tyco International, Ltd............................ 249,000   7,101,480
                                                                 -----------
                                                                  24,000,612
                                                                 -----------
   Drugs -- 5.41%
     Abbott Laboratories................................  82,150   3,097,876
     Bristol-Myers Squibb Co............................ 128,000   2,763,520
     Eisai, Ltd. Sponsored ADR..........................  50,900   1,949,470
     Eli Lilly & Co.....................................  39,500   1,994,750
     Pfizer, Inc........................................ 221,950   4,705,340
     Sanofi-Aventis.....................................  69,800   2,806,658
     Schering-Plough Corp............................... 183,700   3,549,084
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR. 164,000   6,704,320
                                                                 -----------
                                                                  27,571,018
                                                                 -----------
   Electronics/Electrical Equipment -- 0.39%
     Fisher Scientific International, Inc.+.............  30,400   1,960,192
                                                                 -----------
   Financial Services -- 5.99%
     Citigroup, Inc..................................... 225,933  10,969,047
     E*TRADE Group, Inc.+............................... 102,800   2,006,656
     Freddie Mac........................................  95,000   5,932,750
     JPMorgan Chase & Co................................ 175,000   6,693,750
     Merrill Lynch & Co., Inc...........................  74,050   4,918,401
                                                                 -----------
                                                                  30,520,604
                                                                 -----------
   Hospital Management -- 0.16%
     Omnicare, Inc......................................  14,000     797,300
                                                                 -----------
   Hospital Supplies -- 4.11%
     Cardinal Health, Inc...............................  67,000   4,284,650
     Johnson & Johnson..................................  81,000   5,001,750
     Medtronic, Inc..................................... 209,400  11,636,358
                                                                 -----------
                                                                  20,922,758
                                                                 -----------
   Household Products -- 3.46%
     Kimberly-Clark Corp................................  51,000   3,007,980
     Procter & Gamble Co................................ 255,300  14,600,607
                                                                 -----------
                                                                  17,608,587
                                                                 -----------

                                                                   Value
                                                         Shares   (Note 2)

   -------------------------------------------------------------------------
   Information Processing - Hardware -- 2.77%
     Dell, Inc.+........................................  72,700 $ 2,192,632
     EMC Corp.+......................................... 139,900   1,948,807
     Hewlett-Packard Co................................. 166,000   4,925,220
     International Business Machines Corp...............  57,000   5,067,300
                                                                 -----------
                                                                  14,133,959
                                                                 -----------
   Information Processing - Services -- 3.17%
     First Data Corp.................................... 195,000   8,437,650
     Google, Inc.+......................................   3,400   1,376,966
     Yahoo!, Inc.+...................................... 157,600   6,340,248
                                                                 -----------
                                                                  16,154,864
                                                                 -----------
   Information Processing - Software -- 4.99%
     Automatic Data Processing, Inc.....................  51,500   2,420,500
     Computer Associates International, Inc............. 149,000   4,247,990
     Intuit, Inc.+......................................  21,000   1,124,970
     Microsoft Corp..................................... 635,200  17,601,392
                                                                 -----------
                                                                  25,394,852
                                                                 -----------
   Insurance -- 7.16%
     ACE, Ltd........................................... 169,200   9,390,600
     Allstate Corp...................................... 206,000  11,556,600
     American International Group, Inc.(1)..............  38,775   2,603,354
     Fidelity National Financial, Inc...................  18,000     680,760
     MetLife, Inc.......................................  59,400   3,055,536
     St. Paul Travelers Cos., Inc.......................  67,421   3,137,099
     WellPoint, Inc.+...................................  78,500   6,031,155
                                                                 -----------
                                                                  36,455,104
                                                                 -----------
   Leisure & Tourism -- 2.70%
     Carnival Corp...................................... 169,000   9,208,810
     Mattel, Inc........................................ 158,400   2,637,360
     Starwood Hotels & Resorts Worldwide, Inc., Class B.  31,100   1,881,550
                                                                 -----------
                                                                  13,727,720
                                                                 -----------
   Machinery -- 1.50%
     Caterpillar, Inc...................................  75,800   4,379,724
     Ingersoll-Rand Co., Class A........................  44,600   1,767,498
     Rockwell Automation, Inc...........................  26,000   1,467,180
                                                                 -----------
                                                                   7,614,402
                                                                 -----------
   Medical - Biomedical/Gene -- 1.95%
     Amgen, Inc.+.......................................  86,100   6,968,073
     Genzyme Corp.+.....................................  39,900   2,966,166
                                                                 -----------
                                                                   9,934,239
                                                                 -----------
   Medical Technology -- 0.74%
     Baxter International, Inc..........................  79,000   3,072,310
     Boston Scientific Corp.+...........................  26,000     688,480
                                                                 -----------
                                                                   3,760,790
                                                                 -----------
   Metals -- 1.05%
     Alcoa, Inc......................................... 141,000   3,864,810
     Rio Tinto PLC......................................   9,200   1,498,588
                                                                 -----------
                                                                   5,363,398
                                                                 -----------
   Mining -- 0.79%
     Cameco Corp........................................  33,300   1,896,768
     Newmont Mining Corp................................  46,400   2,139,968
                                                                 -----------
                                                                   4,036,736
                                                                 -----------
   Multimedia -- 3.25%
     Time Warner, Inc................................... 426,400   7,666,672
     Viacom, Inc., Class B.............................. 265,600   8,871,040
                                                                 -----------
                                                                  16,537,712
                                                                 -----------
   Oil & Gas -- 9.37%
     BP PLC ADR.........................................  89,000   5,859,760
     ChevronTexaco Corp.................................  81,476   4,669,390

28   CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    November 30, 2005
                             CONTINUED


                                                              Value
                                                    Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Oil & Gas (continued)
           ConocoPhillips..........................  85,600 $ 5,179,656
           ENSCO International, Inc................  57,000   2,699,520
           Exxon Mobil Corp........................ 180,400  10,468,612
           GlobalSantaFe Corp...................... 137,000   6,214,320
           Halliburton Co..........................  77,300   4,920,145
           National-Oilwell Varco, Inc.+...........  18,900   1,145,718
           Noble Energy, Inc.......................  48,000   1,793,760
           Schlumberger, Ltd.......................  50,000   4,786,500
                                                            -----------
                                                             47,737,381
                                                            -----------
         Pollution Control -- 0.27%
           Waste Management, Inc...................  46,800   1,399,788
                                                            -----------
         Retail -- 5.29%
           Costco Wholesale Corp...................  73,000   3,648,540
           Gap, Inc................................ 111,000   1,929,180
           Kohl's Corp.+........................... 117,900   5,423,400
           Kroger Co.+............................. 207,000   4,028,220
           Lowe's Cos., Inc........................  49,800   3,360,504
           Target Corp.............................  44,900   2,402,599
           Wal-Mart Stores, Inc.................... 127,000   6,167,120
                                                            -----------
                                                             26,959,563
                                                            -----------
         Savings & Loan -- 0.47%
           Golden West Financial Corp..............  37,200   2,410,188
                                                            -----------
         Schools -- 1.02%
           Apollo Group, Inc., Class A+............  73,000   5,197,600
                                                            -----------
         Semiconductors -- 2.15%
           Analog Devices, Inc.....................  32,500   1,232,400
           Freescale Semiconductor, Inc., Class B+.  32,000     825,600
           Intel Corp.............................. 289,500   7,723,860
           Texas Instruments, Inc..................  35,900   1,166,032
                                                            -----------
                                                             10,947,892
                                                            -----------
         Telecommunications -- 2.98%
           Amdocs, Ltd.+...........................  41,800   1,104,774
           Cisco Systems, Inc.+.................... 128,650   2,256,521
           Corning, Inc.+.......................... 182,500   3,695,625
           Motorola, Inc........................... 234,000   5,637,060
           QUALCOMM, Inc...........................  55,200   2,509,944
                                                            -----------
                                                             15,203,924
                                                            -----------
         Tobacco -- 1.09%
           Altria Group, Inc.......................  76,400   5,561,156
                                                            -----------

                                                              Shares/
                                                             Principal     Value
                                                              Amount      (Note 2)

------------------------------------------------------------------------------------
Utilities - Communication -- 1.49%
  AT&T, Inc................................................    136,000  $  3,387,760
  Sprint Corp..............................................    166,930     4,179,927
                                                                        ------------
                                                                           7,567,687
                                                                        ------------
Utilities - Electric -- 3.25%
  FPL Group, Inc...........................................    104,000     4,408,560
  NiSource, Inc............................................     74,000     1,593,220
  PG&E Corp................................................    106,300     3,909,714
  Pinnacle West Capital Corp...............................     77,000     3,194,730
  Southern Co..............................................     99,000     3,436,290
                                                                        ------------
                                                                          16,542,514
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $454,930,362).....................................              499,486,593
                                                                        ------------
REPURCHASE AGREEMENTS -- 1.24%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $1,042,107 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.13%, due 10/19/07 and having an approximate value
   of $1,073,767........................................... $1,042,000     1,042,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $5,273,539 and collateralized
   by Federal National Mtg. Assoc. Bonds, bearing interest
   at 4.25%, due 05/15/09 and having an approximate
   value of $5,380,458.....................................  5,273,000     5,273,000
                                                                        ------------
Total Repurchase Agreements
   (Cost $6,315,000).......................................                6,315,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $461,245,362)(2)..................................      99.30%  505,801,593
Other assets less liabilities..............................       0.70%    3,575,942
                                                            ----------  ------------
NET ASSETS --                                                   100.00% $509,377,535
                                                            ==========  ============

--------
ADR  American Depository Receipt
+  Non-income producing
(1)Security represents an investment in an affiliated company (see Note 3).
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2005 GOVERNMENT SECURITIES FUND - PORTFOLIO PROFILE (Unaudited)   29

Industry Allocation*

                       Government Agencies.......  61.66%
                       Government Obligations....  31.53%
                       Collective Investment Pool  11.88%
                       Banks.....................   4.67%
                       Repurchase Agreement......   0.85%
                       Financial Services........   0.41%
                                                  ------
                                                  111.00%
                                                  ======

Credit Quality+#

                         Government -- Agency..  60.79%
                         Government -- Treasury  32.08%
                         AAA...................   0.43%
                         AA....................   3.52%
                         A.....................   3.18%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short term securities.

30     GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS      November 30, 2005
                            (Unaudited)


                                                  Principal    Value
                                                   Amount     (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS -- 3.54%
         Banks -- 3.13%
         American Express Centurion Bank:
           4.28% due 11/16/09(2)................. $2,000,000 $1,992,655
         Suntrust Bank:
           5.20% due 01/17/17....................  2,000,000  1,971,598
                                                             ----------
                                                              3,964,253
                                                             ----------
         Financial Services -- 0.41%
         General Electric Capital Corp.:
           6.00% due 06/15/12#...................    500,000    523,772
                                                             ----------
         Total Corporate Bonds
            (Cost $4,549,243)....................             4,488,025
                                                             ----------
         FOREIGN BONDS -- 1.54%
         Banks -- 1.54%
         HBOS Treasury Services PLC:
           3.50% due 11/30/07*
            (Cost $1,998,837)....................  2,000,000  1,949,484
                                                             ----------
         UNITED STATES GOVERNMENT BONDS -- 93.19%
         Government Agencies -- 61.66%
           Federal Farm Credit Banks:
            2.63% due 12/15/05...................  6,000,000  5,996,046
           Federal Home Loan Bank:
            3.50% due 05/15/07...................  4,340,000  4,266,394
            3.88% due 12/20/06...................  4,850,000  4,810,133
            3.90% due 02/25/08...................  1,415,000  1,390,612
            4.00% due 03/10/08...................  3,905,000  3,844,297
            4.25% due 09/12/08...................  3,840,000  3,789,085
            4.50% due 09/08/08...................  4,900,000  4,870,178
            5.38% due 02/15/07#..................  2,630,000  2,650,730
           Federal Home Loan Mtg. Corp.:
            3.63% due 02/15/07...................  3,396,000  3,353,356
            3.88% due 03/03/08...................  3,120,000  3,064,077
            4.35% due 06/02/08...................  4,855,000  4,796,993
            4.45% due 03/06/08...................  4,770,000  4,735,914
            4.50% due 09/01/19...................  1,757,534  1,703,049
            5.00% due 10/01/34...................    853,015    822,336
            6.00% due 11/01/33...................  1,180,268  1,189,274
            6.50% due 02/01/32...................    525,719    538,946
            6.88% due 09/15/10#..................  4,186,000  4,557,880
            7.50% due 09/01/16...................    115,906    121,746
            8.00% due 02/01/30...................     11,082     11,807
            8.00% due 08/01/30...................      3,273      3,487
            8.00% due 06/01/31...................     15,673     16,698
            8.25% due 04/01/17...................        118        127
           Federal National Mtg. Assoc.:
            3.88% due 02/01/08...................  3,200,000  3,145,379
            4.75% due 12/15/10...................  1,588,000  1,583,023
            5.00% due 02/01/19...................  1,208,384  1,192,745
            5.25% due 08/01/12#..................  2,425,000  2,443,799
            5.50% due 12/01/33...................    582,970    575,577
            5.50% due 10/01/34...................    992,610    978,787
            6.00% due 05/15/11#..................  4,856,000  5,124,648
            6.00% due 06/01/35...................    457,520    460,350
            6.50% due 02/01/17...................    189,549    195,413
            6.50% due 08/01/31...................    354,237    363,330
            6.50% due 07/01/32...................  1,049,339  1,076,028
            7.00% due 09/01/31...................    222,082    231,998
            7.50% due 03/01/32...................    107,370    112,732
            11.50% due 09/01/19..................        872        955
            12.00% due 01/15/16..................        359        405
            12.50% due 09/01/15..................        520        575
            13.00% due 11/15/15..................      2,007      2,227
            14.50% due 11/01/14..................        443        502
           Government National Mtg. Assoc.:
            6.00% due 01/15/32...................    246,300    250,236
            6.50% due 08/15/31...................    685,396    712,372

                                                             Principal      Value
                                                              Amount       (Note 2)

--------------------------------------------------------------------------------------
Government Agencies (continued)
   7.50% due 02/15/29..................................... $    21,175   $     22,373
   7.50% due 07/15/30.....................................       1,492          1,576
   7.50% due 01/15/31.....................................      20,354         21,492
   7.50% due 02/15/31.....................................      12,688         13,397
  Tennessee Valley Auth.:
   4.65% due 06/15/35.....................................   3,400,000      3,147,278
                                                                         ------------
                                                                           78,190,362
                                                                         ------------
Government Obligations -- 31.53%
  United States Treasury Bonds:
   2.38% due 01/15/25# TIPS(3)............................   4,174,790      4,297,913
   5.38% due 02/15/31#....................................   2,361,000      2,594,149
   6.25% due 08/15/23#....................................   5,581,000      6,530,423
   7.25% due 05/15/16#....................................   2,800,000      3,401,563
   7.25% due 08/15/22.....................................   4,065,000      5,196,212
  United States Treasury Bonds Strip:
   Zero coupon due 08/15/24#..............................   2,040,000        823,328
  United States Treasury Notes:
   0.88% due 04/15/10# TIPS(3)............................   2,083,235      1,978,504
   2.00% due 01/15/14# TIPS(3)............................   1,543,299      1,527,927
   3.88% due 05/15/10#....................................   1,000,000        977,539
   4.00% due 02/15/15#....................................   3,500,000      3,359,590
   4.13% due 05/15/15#....................................   6,800,000      6,583,250
   4.88% due 02/15/12#....................................   2,650,000      2,706,416
                                                                         ------------
                                                                           39,976,814
                                                                         ------------
Total United States Government Bonds
   (Cost $120,111,887)....................................                118,167,176
                                                                         ------------
Total Long-Term Investment Securities
   (Cost $126,659,967)....................................                124,604,685
                                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 11.88%
Collective Investment Pool -- 11.88%
  Securities Lending Quality Trust(1)
   (Cost $15,057,679).....................................  15,057,679     15,057,679
                                                                         ------------
REPURCHASE AGREEMENT -- 0.85%
  Agreement with State Street Bank & Trust & Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $1,080,110 and
   collateralized by Federal National Mtg. Assoc. Bonds,
   bearing interest at 4.25%, due 05/15/09 and having an
   approximate value of $1,115,581 (Cost $1,080,000)......   1,080,000      1,080,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $142,797,646)(4).................................      111.00%   140,742,364
Liabilities in excess of other assets.....................      (11.00)%  (13,950,128)
                                                           -----------   ------------
NET ASSETS --                                                   100.00%  $126,792,236
                                                           ===========   ============

--------
TIPS--Treasury Inflation Protected Security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $1,949,484 representing 1.54% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#  The security or a portion thereof is out on loan (see Note 2).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2005.
(3)Principal amount of security is adjusted for inflation.
(4)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2005    GROWTH & INCOME FUND - PORTFOLIO PROFILE (Unaudited)      31

Industry Allocation*

                   Financial Services................  11.63%
                   Oil & Gas.........................   9.31%
                   Insurance.........................   8.20%
                   Telecommunications................   6.24%
                   Aerospace/Defense.................   5.88%
                   Banks.............................   5.65%
                   Collective Investment Pool........   5.29%
                   Conglomerates.....................   4.89%
                   Apparel & Products................   4.41%
                   Semiconductors....................   4.23%
                   Information Processing -- Software   4.05%
                   Broadcasting......................   3.96%
                   Beverages.........................   3.03%
                   Utilities -- Electric.............   3.03%
                   Information Processing -- Hardware   3.01%
                   Drugs.............................   2.58%
                   Hospital Supplies.................   2.51%
                   Leisure & Tourism.................   2.08%
                   Chemical..........................   2.04%
                   Household Products................   2.04%
                   Tobacco...........................   2.01%
                   Retail............................   1.97%
                   Multimedia........................   1.51%
                   Repurchase Agreement..............   1.37%
                   Medical -- Biomedical/Gene........   1.26%
                   Utilities -- Communication........   1.05%
                   Metals............................   1.02%
                   Electronics/Electrical Equipment..   1.01%
                                                      ------
                                                      105.26%
                                                      ======

*  Calculated as a percentage of net assets.

32  GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005


                                                              Value
                                                    Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 98.60%
         Aerospace/Defense -- 5.88%
           Alliant Techsystems, Inc.+#.............  32,200 $ 2,443,336
           Goodrich Corp...........................  50,800   1,956,816
           L-3 Communications Holdings, Inc........  32,100   2,391,450
           United Technologies Corp................  44,400   2,390,496
                                                            -----------
                                                              9,182,098
                                                            -----------
         Apparel & Products -- 4.41%
           Coach, Inc.+............................  68,200   2,348,126
           Nike, Inc., Class B.....................  53,200   4,537,960
                                                            -----------
                                                              6,886,086
                                                            -----------
         Banks -- 5.65%
           Bank of America Corp....................  68,300   3,134,287
           U.S. Bancorp............................ 103,500   3,133,980
           Wells Fargo & Co........................  40,600   2,551,710
                                                            -----------
                                                              8,819,977
                                                            -----------
         Beverages -- 3.03%
           Diageo PLC Sponsored ADR#...............  40,600   2,360,890
           PepsiCo, Inc............................  39,900   2,362,080
                                                            -----------
                                                              4,722,970
                                                            -----------
         Broadcasting -- 3.96%
           Clear Channel Communications, Inc.......  95,300   3,102,968
           Comcast Corp., Class A+................. 116,800   3,083,520
                                                            -----------
                                                              6,186,488
                                                            -----------
         Chemical -- 2.04%
           Dow Chemical Co.........................  70,400   3,185,600
                                                            -----------
         Conglomerates -- 4.89%
           General Electric Co..................... 143,400   5,122,248
           ITT Industries, Inc.....................  23,100   2,512,356
                                                            -----------
                                                              7,634,604
                                                            -----------
         Drugs -- 2.58%
           Abbott Laboratories.....................  36,800   1,387,728
           Pfizer, Inc............................. 124,500   2,639,400
                                                            -----------
                                                              4,027,128
                                                            -----------
         Electronics/Electrical Equipment -- 1.01%
           Ametek, Inc.............................  36,800   1,568,048
                                                            -----------
         Financial Services -- 11.63%
           American Express Co.....................  52,700   2,709,834
           Bear Stearns Cos., Inc..................  28,300   3,141,017
           Capital One Financial Corp..............  30,300   2,516,718
           Citigroup, Inc..........................  64,800   3,146,040
           JPMorgan Chase & Co.....................  94,200   3,603,150
           Morgan Stanley..........................  54,300   3,042,429
                                                            -----------
                                                             18,159,188
                                                            -----------
         Hospital Supplies -- 2.51%
           Johnson & Johnson.......................  25,200   1,556,100
           Medtronic, Inc..........................  42,400   2,356,168
                                                            -----------
                                                              3,912,268
                                                            -----------
         Household Products -- 2.04%
           Procter & Gamble Co.....................  55,600   3,179,764
                                                            -----------
         Information Processing - Hardware -- 3.01%
           International Business Machines Corp....  52,800   4,693,920
           Seagate Technology, Inc.+(1)(5).........  10,000           0
                                                            -----------
                                                              4,693,920
                                                            -----------
         Information Processing - Software -- 4.05%
           Microsoft Corp.......................... 228,000   6,317,880
                                                            -----------
         Insurance -- 8.20%
           Aetna, Inc..............................  33,000   3,052,170
           Allstate Corp...........................  56,300   3,158,430
           Chubb Corp..............................  34,000   3,292,560
           WellPoint, Inc.+........................  42,900   3,296,007
                                                            -----------
                                                             12,799,167
                                                            -----------

                                                      Shares/
                                                     Principal      Value
                                                      Amount       (Note 2)

 -----------------------------------------------------------------------------
 Leisure & Tourism -- 2.08%
   Royal Caribbean Cruises, Ltd.#..................     70,900   $  3,251,474
                                                                 ------------
 Medical - Biomedical/Gene -- 1.26%
   Amgen, Inc.+....................................     24,300      1,966,599
                                                                 ------------
 Metals -- 1.02%
   Roper Industries, Inc.#.........................     40,500      1,595,700
                                                                 ------------
 Multimedia -- 1.51%
   Time Warner, Inc................................    131,300      2,360,774
                                                                 ------------
 Oil & Gas -- 9.31%
   ChevronTexaco Corp..............................     63,100      3,616,261
   Exxon Mobil Corp................................    105,800      6,139,574
   Marathon Oil Corp...............................     49,900      2,958,571
   Schlumberger, Ltd...............................     19,000      1,818,870
                                                                 ------------
                                                                   14,533,276
                                                                 ------------
 Retail -- 1.97%
   Wal-Mart Stores, Inc............................     63,300      3,073,848
                                                                 ------------
 Semiconductors -- 4.23%
   Intel Corp......................................    186,900      4,986,492
   Texas Instruments, Inc..........................     49,800      1,617,504
                                                                 ------------
                                                                    6,603,996
                                                                 ------------
 Telecommunications -- 6.24%
   BellSouth Corp..................................     61,000      1,662,860
   Cisco Systems, Inc.+............................     92,700      1,625,958
   Nokia Oyj Sponsored ADR.........................    180,200      3,077,816
   QUALCOMM, Inc...................................     38,500      1,750,595
   Verizon Communications, Inc.....................     50,600      1,618,188
                                                                 ------------
                                                                    9,735,417
                                                                 ------------
 Tobacco -- 2.01%
   Altria Group, Inc...............................     43,200      3,144,528
                                                                 ------------
 Utilities - Communication -- 1.05%
   Sprint Corp.....................................     65,700      1,645,128
                                                                 ------------
 Utilities - Electric -- 3.03%
   FPL Group, Inc..................................     71,700      3,039,363
   TXU Corp........................................     16,500      1,693,395
                                                                 ------------
                                                                    4,732,758
                                                                 ------------
 Total Long-Term Investment Securities
    (Cost $142,236,039)............................               153,918,684
                                                                 ------------
 SHORT-TERM INVESTMENT SECURITIES -- 5.29%
 Collective Investment Pool -- 5.29%
   Securities Lending Quality Trust(2)
    (Cost $8,268,593)..............................  8,268,593      8,268,593
                                                                 ------------
 REPURCHASE AGREEMENT -- 1.37%
   State Street Bank & Trust Co., Joint Repurchase
    Agreement(4)
    (Cost $2,135,000).............................. $2,135,000      2,135,000
                                                                 ------------
 TOTAL INVESTMENTS
    (Cost $152,639,632)(3).........................     105.26%   164,322,277
 Liabilities in excess of other assets.............      (5.26)%   (8,216,721)
                                                    ----------   ------------
 NET ASSETS --                                          100.00%  $156,105,556
                                                    ==========   ============

--------
ADR--American Depository Receipt
#  The security or a portion thereof is out on loan (see Note 2).
+  Non-income producing security
(1)Fair valued security (see Note 2)
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.
(4)See Note 2 for details of Joint Repurchase Agreement.
(5)Illiquid Security

See Notes to Financial Statements

November 30, 2005    HEALTH SCIENCES FUND - PORTFOLIO PROFILE (Unaudited)      33

Industry Allocation*

                Drugs...................................  24.17%
                Collective Investment Pool..............  21.87%
                Medical -- Biomedical/Gene..............  19.38%
                Therapeutics............................  16.80%
                Insurance...............................  12.54%
                Healthcare..............................   8.73%
                Medical Technology......................   7.51%
                Hospital Supplies.......................   5.01%
                Registered Investment Companies.........   2.53%
                Chemical................................   2.40%
                Hospital Management.....................   1.15%
                Optical Instruments & Lenses............   0.97%
                Retirement/Aged Care....................   0.35%
                Real Estate Investment Trusts...........   0.17%
                Investment Company......................   0.12%
                Information Processing -- Services......   0.10%
                Information Processing -- Software......   0.09%
                                                         ------
                                                         123.89%
                                                         ======

*  Calculated as a percentage of net assets.

34  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005


                                                                     Value
                                                           Shares   (Note 2)
  ----------------------------------------------------------------------------
  COMMON STOCK -- 99.46%
  Chemical -- 2.40%
    Monsanto Co.(2).......................................  21,200 $ 1,553,324
    Solvay SA(6)..........................................   9,600   1,056,788
    Symyx Technologies, Inc.+.............................  56,200   1,531,450
                                                                   -----------
                                                                     4,141,562
                                                                   -----------
  Drugs -- 24.17%
    Abbott Laboratories...................................  12,100     456,291
    Advanced Life Sciences Holdings, Inc.+#...............  30,500     119,865
    Alkermes, Inc.+#...................................... 144,500   2,627,010
    Allergan, Inc.(2).....................................   6,700     670,000
    American Pharmaceutical Partners, Inc.+#..............   3,100     117,862
    Array Biopharma, Inc.+................................  42,700     286,944
    Astellas Pharma, Inc.(6)..............................  38,000   1,463,456
    Barr Pharmaceuticals, Inc.+...........................   3,100     177,785
    Caremark Rx, Inc.+(2).................................  35,500   1,824,345
    Cephalon, Inc.+#(2)...................................  93,700   4,764,645
    Combinatorx, Inc.#....................................  17,100     130,815
    Cubist Pharmaceuticals, Inc.+#(2)..................... 104,400   2,360,484
    Dynavax Technologies Corp.+#..........................   6,200      27,776
    Elan Corp. PLC Sponsored ADR+#........................ 189,900   1,965,465
    Eli Lilly & Co.(2)....................................  31,700   1,600,850
    Endo Pharmaceuticals Holdings, Inc.+..................   5,800     173,536
    H. Lundbeck AS(6).....................................  11,800     243,439
    Idenix Pharmaceuticals, Inc.+#........................   5,900     122,484
    Indevus Pharmaceuticals, Inc.+#.......................  33,400     133,934
    IVAX Corp.+#..........................................  15,425     462,133
    Novartis AG - ADR.....................................  21,200   1,110,880
    Novo-Nordisk AS(6)....................................   6,000     322,228
    OSI Pharmaceuticals, Inc.+(2).........................  68,896   1,670,728
    Penwest Pharmaceuticals Co.+#.........................  11,000     186,450
    Pfizer, Inc.(2).......................................  64,560   1,368,672
    Rigel Pharmaceuticals, Inc.+#.........................  31,400     688,288
    Roche Holding AG(6)...................................  18,400   2,753,438
    Sanofi-Aventis#(6)....................................  12,400     997,559
    Schering-Plough Corp..................................  51,800   1,000,776
    Schwarz Pharma AG#(6).................................  17,500     946,064
    Sepracor, Inc.+(2).................................... 101,200   5,563,976
    Shire Pharmaceuticals Group PLC Sponsored ADR#(2).....  24,300     887,922
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR(2).   9,100     372,008
    Valeant Pharmaceuticals International#................  23,600     388,928
    ViroPharma, Inc.+#....................................  48,700     850,789
    Wyeth(2)..............................................  69,682   2,895,984
                                                                   -----------
                                                                    41,733,809
                                                                   -----------
  Healthcare -- 8.73%
    Community Health Systems, Inc.+(2)....................  74,800   2,998,732
    Covance, Inc.+........................................   2,900     137,866
    Dade Behring Holdings, Inc............................  40,000   1,635,600
    DaVita, Inc.+(2)......................................  51,100   2,682,239
    Edwards Lifesciences Corp.+...........................  25,700   1,027,743
    Gentiva Health Services, Inc.+........................   5,200      85,332
    HEALTHSOUTH Corp.+....................................  74,200     276,766
    Kinetic Concepts, Inc.+(2)............................  28,030   1,091,768
    Manor Care, Inc.(2)...................................   3,000     118,290
    Medco Health Solutions, Inc.+.........................  18,000     965,700
    Patterson Cos., Inc.+#(2).............................  27,200     950,368
    ResMed, Inc.+#........................................  45,300   1,848,240
    Respironics, Inc.+....................................  10,300     398,404
    Symbion, Inc.+........................................  27,400     734,046
    VistaCare, Inc., Class A+#............................   9,000     124,200
                                                                   -----------
                                                                    15,075,294
                                                                   -----------
  Hospital Management -- 1.15%
    HCA, Inc.(2)..........................................   1,200      61,188
    Triad Hospitals, Inc.+(2).............................  45,100   1,923,966
                                                                   -----------
                                                                     1,985,154
                                                                   -----------

                                                             Value
                                                   Shares   (Note 2)

         -------------------------------------------------------------
         Hospital Supplies -- 5.01%
           Cardinal Health, Inc.(2)...............  39,200 $ 2,506,840
           Henry Schein, Inc.+....................  12,200     520,330
           Johnson & Johnson(2)...................  24,600   1,519,050
           Medtronic, Inc.(2).....................  21,100   1,172,527
           St. Jude Medical, Inc.+(2).............  38,700   1,848,699
           Stryker Corp.(2).......................  25,000   1,082,500
                                                           -----------
                                                             8,649,946
                                                           -----------
         Information Processing-Services -- 0.10%
           WebMD Health Corp.+#...................   6,800     180,132
                                                           -----------
         Information Processing-Software -- 0.09%
           Allscripts Heathcare Solutions, Inc.+#.  12,000     160,800
                                                           -----------
         Insurance -- 12.54%
           Aetna, Inc.(2).........................  13,200   1,220,868
           Assurant, Inc..........................  20,300     895,636
           CIGNA Corp.(2).........................  22,500   2,531,700
           Coventry Health Care, Inc.+(2).........  12,150     723,775
           UnitedHealth Group, Inc.(2)............ 155,700   9,320,202
           WellPoint, Inc.+(2)....................  90,600   6,960,798
                                                           -----------
                                                            21,652,979
                                                           -----------
         Investment Company -- 0.12%
           Pharmaceutical HOLDRs Trust(2).........   3,100     205,096
                                                           -----------
         Medical - Biomedical/Gene -- 19.36%
           Affymetrix, Inc.+(2)...................  11,300     556,412
           Alexion Pharmaceuticals, Inc.+#........  24,300     474,093
           Amgen, Inc.+(2)........................  78,400   6,344,912
           Biocryst Pharmaceuticals, Inc.+#.......  71,400   1,159,536
           Biogen Idec, Inc.+(2)..................  49,200   2,106,252
           BioSphere, Inc.+#......................  67,900     378,882
           Celgene Corp.+(2)......................  32,000   1,949,440
           Cell Genesys, Inc.+#...................  35,300     205,446
           Decode Genetics, Inc.+#................  63,600     527,880
           Encysive Pharmaceuticals, Inc.+#.......  77,800     884,586
           Exelixis, Inc.+........................  84,500     682,760
           Genentech, Inc.+(2)....................  84,500   8,079,890
           Genmab AS+(6)..........................  26,700     542,546
           Human Genome Sciences, Inc.+...........  38,500     356,125
           Inhibitex, Inc.........................  14,000     128,240
           Invitrogen Corp.+(2)...................   7,200     479,880
           Keryx Biopharmaceuticals, Inc.+#.......  29,700     412,533
           Kosan Biosciences, Inc.+#..............  59,700     432,228
           MedImmune, Inc.+.......................  33,400   1,199,394
           Momenta Pharmaceuticals, Inc.+#........  21,300     470,730
           Monogram Biosciences, Inc.+............  11,500      20,585
           Myogen, Inc.+#(2)......................  47,700   1,036,998
           Myriad Genetics, Inc.+.................  11,900     228,599
           Panacos Pharmaceuticals, Inc.+.........  15,000     118,650
           Protein Design Labs, Inc.+#(2).........  83,400   2,322,690
           Tercica, Inc.+#........................  27,000     256,230
           Vertex Pharmaceuticals, Inc.+#.........  81,194   2,070,447
                                                           -----------
                                                            33,425,964
                                                           -----------
         Medical Technology -- 7.51%
           Andrx Corp.+...........................  30,600     544,374
           Arena Pharmaceuticals, Inc.+#..........  36,100     389,158
           Aspect Medical Systems, Inc.+#.........  18,200     685,594
           Biomet, Inc.(2)........................  19,400     691,028
           Boston Scientific Corp.+(2)............  39,400   1,043,312
           Conor Medsystems, Inc.+#...............  14,900     294,573
           CryoLife, Inc.+#.......................  18,300      69,540
           Endologix, Inc.+.......................  45,400     278,756
           Gen-Probe, Inc.+.......................  30,200   1,394,334
           Guidant Corp.(2).......................   3,400     209,712
           Hologic, Inc.+(2)......................   8,600     611,202
           Immucor Corp.+(2)......................  42,100   1,042,817
           Incyte Genomics, Inc.+#................ 111,100     617,716

November 30, 2005 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)   35
                                          - CONTINUED


                                                            Value
                                                 Shares    (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Medical Technology (continued)
            Integra LifeSciences Corp.+#........   3,100 $    113,274
            InterMune, Inc.+....................  11,800      170,510
            Martek Biosciences Corp.+#..........  37,100      972,391
            Nektar Therapeutics+................  18,300      307,806
            Noven Pharmaceuticals, Inc.+........   6,400       86,464
            OraSure Technologies, Inc.+#........  20,800      282,048
            Qiagen NV+#.........................  14,900      167,327
            Quest Diagnostics, Inc.(2)..........  29,900    1,497,691
            Regeneration Technologies, Inc.+#...  13,000      106,730
            Serologicals Corp.+#................  12,500      251,000
            Zimmer Holdings, Inc.+(2)...........  18,300    1,146,861
                                                         ------------
                                                           12,974,218
                                                         ------------
          Optical Instruments & Lenses -- 0.97%
            Alcon, Inc.(2)......................  12,000    1,682,400
                                                         ------------
          Real Estate Investment Trusts -- 0.17%
            Ventas, Inc.........................   9,300      293,229
                                                         ------------
          Retirement/Aged Care -- 0.35%
            Sunrise Senior Living, Inc.+#.......  18,200      607,880
                                                         ------------
          Therapeutics -- 16.79%
            Abgenix, Inc.+#(2).................. 101,500    1,391,565
            Amylin Pharmaceuticals, Inc.+#(2)...  65,500    2,450,355
            AtheroGenics, Inc.+#................  37,100      556,129
            BioMarin Pharmaceutical, Inc.+......  15,500      150,970
            CV Therapeutics, Inc.+#.............  43,500    1,075,755
            Discovery Laboratories, Inc.+#......   9,700       65,184
            DOV Pharmaceutical, Inc.+#..........  17,700      255,588
            Favrille, Inc.+#....................  12,400       42,780
            Gilead Sciences, Inc.+(2)........... 184,600    9,357,374
            ImClone Systems, Inc.+(2)........... 105,500    3,419,255
            Inspire Phamaceuticals, Inc.+#(2)...  27,500      199,100
            Mannkind Corp.+#....................  27,300      354,081
            Medarex, Inc.+#.....................   3,600       37,656
            Medicines Co.+#(2)..................  93,500    1,708,245
            MGI Pharma, Inc.+#(2)...............  72,200    1,425,228
            NeoRx Corp.+#(1)....................  18,100       18,281
            Neurocrine Biosciences, Inc.+#(2)...  45,100    2,684,352
            NPS Pharmaceuticals, Inc.+#.........  67,000      776,530
            Onyx Pharmaceuticals, Inc.+#(2).....  24,400      615,612
            Theravance, Inc.+...................  46,200      969,276
            Trimeris, Inc.+.....................  89,200      975,848
            United Therapeutics Corp.+(2).......   3,000      214,290
            Vion Pharmaceuticals, Inc.+#........ 130,500      241,425
                                                         ------------
                                                           28,984,879
                                                         ------------
          Total Common Stock
             (Cost $150,125,557)................          171,753,342
                                                         ------------
          PREFERRED STOCK -- 0.01%
          Therapeutics -- 0.01%
            NeoRx Corp.(1)(5)
             (Cost $50,000).....................       5       11,051
                                                         ------------

                                                                    Value
                                                       Shares      (Note 2)

  ----------------------------------------------------------------------------
  WARRANTS -- 0.02%
  Medical - Biomedical/Gene -- 0.02%
    Myogen, Inc.
     Expires 09/09/09 (Strike price $7.80)+(5).....      2,460   $     34,292
                                                                 ------------
  Therapeutics -- 0.00%
    Mannkind Corp:
     Expires 08/05/10 (Strike price $12.23)+(5)....     15,000          2,226
    NeoRx Corp.:
     Expires 12/03/08 (Strike price $6.00)+(1)(5)..      2,000              0
                                                                 ------------
                                                                        2,226
                                                                 ------------
  Total Warrants
     (Cost $683)...................................                    36,518
                                                                 ------------
  Total Long-Term Investment Securities
     (Cost $150,176,240)...........................               171,800,911
                                                                 ------------
  SHORT-TERM INVESTMENT SECURITIES -- 24.40%
  Collective Investment Pool -- 21.87%
    Securities Lending Quality Trust(4)............ 37,773,920     37,773,920

  Registered Investment Companies -- 2.53%
    T. Rowe Price Reserve Investment Fund(3).......  4,364,413      4,364,413
                                                                 ------------
  Total Short-Term Investment Securities
     (Cost $42,138,333)............................                42,138,333
                                                                 ------------
  TOTAL INVESTMENTS
     (Cost $192,314,573)(7)........................     123.89%   213,939,244
  Liabilities in excess of other assets............     (23.89)%  (41,260,712)
                                                    ----------   ------------
  NET ASSETS --                                         100.00%  $172,678,532
                                                    ==========   ============

--------
ADR--AmericanDepository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 2).
(1)Fair valued security (see Note 2)
(2)A portion of this security is subject to options written.
(3)The security or a portion thereof represents collateral for uncovered written options.
(4)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)Illiquid security
(6)Security was valued using fair value procedures at November 30, 2005. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(7)See Note 5 for cost of investments on a tax basis.

36  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


 Open call option contracts written at November 30, 2005 for the Health Sciences Fund were as follows:

                                                                                              Unrealized
                                      Contract Strike  Number of Premiums  Market Value at   Appreciation
Issue                                  Month   Price   Contracts Received November 30, 2005 (Depreciation)
------------------------------------- -------- ------- --------- -------- ----------------- --------------
Affymetrix, Inc......................  Feb-06  $ 50.00      61   $ 16,202    $   21,960       $  (5,758)
Amgen, Inc...........................  Jan-06    65.00      36      9,432        59,760         (50,328)
Amgen, Inc...........................  Jan-06    85.00      91     20,196        12,740           7,456
Amgen, Inc...........................  Apr-06    90.00     124     21,947        25,420          (3,473)
Amylin Pharamceuticals, Inc..........  Jan-06    25.00     175     28,032       225,750        (197,718)
Amylin Pharamceuticals, Inc..........  Jan-06    35.00      90      9,088        36,900         (27,812)
Biogen Idec, Inc.....................  Jan-06    50.00      30      3,180         1,200           1,980
Biomet, Inc..........................  Jan-06    40.00      30      2,910         2,100             810
Boston Scientific Corp...............  Jan-06    25.00     180     41,734        46,800          (5,066)
Boston Scientific Corp...............  Jan-06    27.50      92      8,142        11,040          (2,898)
Celgene Corp.........................  Jan-06    60.00     121     28,425        60,500         (32,075)
Cephalon, Inc........................  Dec-05    50.00      30      3,230         4,800          (1,570)
Community Health Systems, Inc........  Jan-06    40.00      24      2,042         3,840          (1,798)
DaVita, Inc..........................  Jan-06    55.00      29      2,708         2,610              98
DaVita, Inc..........................  Apr-06    55.00      30      6,510         7,200            (690)
Eli Lilly & Co.......................  Jan-06    50.00     122     41,112        23,180          17,932
Genentech, Inc.......................  Dec-05    90.00      60     51,418        38,400          13,018
Genentech, Inc.......................  Dec-05    95.00      92     13,092        24,840         (11,748)
Genentech, Inc.......................  Dec-05   100.00      14      2,968         1,120           1,848
Genentech, Inc.......................  Dec-05   100.00      16      3,552         1,280           2,272
Genentech, Inc.......................  Jan-06   100.00      61     19,336        18,300           1,036
Genentech, Inc.......................  Jan-06   105.00      30      4,710         4,650              60
Gilead Sciences, Inc.................  Jan-06    50.00      60     13,019        20,400          (7,381)
Gilead Sciences, Inc.................  Feb-06    50.00      30      7,260        12,900          (5,640)
Gilead Sciences, Inc.................  Feb-06    60.00      61      7,365         5,490           1,875
Hologic, Inc.........................  May-06    35.00      23     10,574        19,320          (8,746)
ImClone Systems, Inc.................  Jan-06    45.00      96     20,351         1,440          18,911
ImClone Systems, Inc.................  Feb-06    35.00     152     20,102        28,120          (8,018)
ImClone Systems, Inc.................  May-06    35.00      91     22,815        30,940          (8,125)
ImClone Systems, Inc.................  May-06    40.00     122     15,622        19,520          (3,898)
Immucor Corp.........................  Mar-06    30.00      90     16,269         9,450           6,819
Inspire Pharmaceuticals, Inc.........  Dec-05    12.50      79     10,822         3,160           7,662
Kinetic Concepts, Inc................  Dec-05    40.00      60     11,220         6,000           5,220
Kinetic Concepts, Inc................  Dec-05    45.00      46      7,433           690           6,743
Kinetic Concepts, Inc................  Jan-06    40.00      30      7,742         6,000           1,742
Kinetic Concepts, Inc................  Jun-06    45.00     118     32,958        33,630            (672)
Medicines Co.........................  Jan-06    20.00      60     21,717         4,800          16,917
MGI Pharma, Inc......................  Apr-06    22.50     150     16,783        20,250          (3,467)
Myogen, Inc..........................  Dec-05    25.00      20      2,906         1,700           1,206
Neurocrine Biosciences, Inc..........  Jan-06    60.00      72     12,365        21,240          (8,875)
Neurocrine Biosciences, Inc..........  Jan-06    65.00      31      3,342         3,342               0
Onyx Pharmaceuticals, Inc............  Jan-06    35.00      60      5,969        17,400         (11,431)
OSI Pharmaceuticals, Inc.............  Dec-05    15.00     123     21,166        38,130         (16,964)
Protein Design Labs, Inc.............  Jan-06    30.00      30      6,439         2,850           3,589
Protein Design Labs, Inc.............  Feb-06    30.00      89     13,148        13,795            (647)
Protein Design Labs, Inc.............  Feb-06    35.00      89     10,244         3,560           6,684
St Jude Medical, Inc.................  Apr-06    55.00      30      3,660         3,000             660
Sepracor, Inc........................  Dec-05    60.00      65      6,600         6,500             100
Sepracor, Inc........................  Jan-06    60.00     181     42,835        36,200           6,635
Sepracor, Inc........................  Apr-06    70.00     120     18,560        12,000           6,560
Shire Phamaceuticals Group PLC.......  Jan-06    40.00      75      7,627         7,627               0
Stryker Corp.........................  Mar-06    50.00      49      5,599         4,165           1,434
Teva Pharmaceuticals Industries, Ltd.  Jan-06    32.50      91     10,192        80,080         (69,888)
Triad Hospitals, Inc.................  Feb-06    40.00      16      4,752         6,560          (1,808)
United Therapeutics Corp.............  May-06    90.00      30     13,764         9,300           4,464
Wyeth................................  Jan-06    45.00      91     10,996         2,730           8,266
Zimmer Holdings, Inc.................  Jan-06    70.00      32      5,663         1,920           3,743
Zimmer Holdings, Inc.................  Mar-06    75.00      96     14,968         6,240           8,728
                                      -------------------------------------------------------------------
                                                         4,196   $802,813    $1,134,839       $(332,026)
                                      -------------------------------------------------------------------

November 30, 2005 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)   37
                                          - CONTINUED

 Open put option contracts written at November 30, 2005 for the Health Sciences Fund were as follows:

                                                                                      Unrealized
                              Contract Strike  Number of Premiums  Market Value at   Appreciation
Issue                          Month   Price   Contracts Received November 30, 2005 (Depreciation)
----------------------------- -------- ------- --------- -------- ----------------- --------------
Abgenix, Inc.................  Jul-06  $ 15.00    48     $14,495       $14,160         $   335
Aetna, Inc...................  Jan-06    90.00    36      37,413         8,460          28,953
Affymetrix, Inc..............  Feb-06    50.00    33      11,356        12,540          (1,184)
Alcon, Inc...................  Feb-06   125.00    37      33,373         9,435          23,938
Allergan, Inc................  Jan-06    80.00    16      13,342           320          13,022
Allergan, Inc................  Jan-07   105.00    30      32,909        32,700             209
Amgen, Inc...................  Jan-06    70.00    93      53,157         3,720          49,437
Amgen, Inc...................  Jan-06    90.00    70      63,767        66,500          (2,733)
Amylin Pharmaceuticals, Inc..  Jan-06    20.00    20       7,222           300           6,922
Amylin Pharmaceuticals, Inc..  Jan-06    22.50    91      37,225         1,365          35,860
Amylin Pharmaceuticals, Inc..  Jan-06    25.00    47      25,088         1,175          23,913
Amylin Pharmaceuticals, Inc..  Jan-06    30.00    30       9,210         1,650           7,560
Amylin Pharmaceuticals, Inc..  Jan-06    35.00    12       7,224         1,800           5,424
Baxter International, Inc....  Jan-06    35.00    30      20,462           750          19,712
Baxter International, Inc....  Jan-06    40.00    31      16,956         6,355          10,601
Baxter International, Inc....  Jan-06    45.00    30      14,609        20,400          (5,791)
Baxter International, Inc....  May-06    45.00    30      22,709        20,400           2,309
Biogen Idec, Inc.............  Jan-06    45.00    37      20,919        12,580           8,339
Biomet, Inc..................  Jan-06    37.50    30      10,410         9,600             810
Cardinal Health, Inc.........  Jan-06    60.00    12       6,324           600           5,724
Cardinal Health, Inc.........  Jan-06    65.00    31      12,566         7,130           5,436
Caremark Rx, Inc.............  Jan-06    45.00    45      27,802         1,575          26,227
Caremark Rx, Inc.............  Jan-06    50.00    33      21,610         3,960          17,650
Caremark Rx, Inc.............  Jan-06    55.00    28      15,035        11,480           3,555
Caremark Rx, Inc.............  Jan-07    55.00    36      24,531        23,400           1,131
Celgene Corp.................  Jan-06    40.00    37      17,588           925          16,663
Celgene Corp.................  Jan-06    45.00    30      29,579         1,500          28,079
Celgene Corp.................  Jan-06    60.00    60      49,752        22,800          26,952
CIGNA Corp...................  Jan-06   120.00    48      47,844        40,320           7,524
CIGNA Corp...................  Jan-06   125.00    38      54,392        47,880           6,512
Community Health System, Inc.  Jan-06    40.00     9       3,888         1,260           2,628
Coventry Health Care, Inc....  Jan-06    56.63    30      15,929         3,150          12,779
Cubist Pharmaceuticals, Inc..  Feb-06    22.50    30       8,445         6,600           1,845
DaVita, Inc..................  Jan-06    55.00    36      28,901        11,880          17,021
DaVita, Inc..................  Apr-06    30.00    30      12,509        12,600             (91)
DaVita, Inc..................  Jul-06    55.00    18       7,430         7,430              --
Eli Lilly & Co...............  Jan-06    55.00    37      10,296        17,020          (6,724)
Forest Labs, Inc.............  Jan-06    40.00     2         694           450             244
Forest Labs, Inc.............  Jan-06    40.00    64      20,987        14,400           6,587
Forest Labs, Inc.............  Jan-06    45.00    48      21,455        29,760          (8,305)
Genentech, Inc...............  Dec-05    85.00    43      20,520           645          19,875
Genentech, Inc...............  Dec-05    90.00    49      26,220         2,940          23,280
Genentech, Inc...............  Jan-06    80.00    60      69,890         4,500          65,390
Genentech, Inc...............  Jan-06    85.00    37      20,820           555          20,265
Gen-Probe, Inc...............  Feb-06    40.00    30      11,910         3,750           8,160
Gilead Sciences, Inc.........  Jan-06    45.00    59      45,771         4,130          41,641
Gilead Sciences, Inc.........  Jan-06    50.00    30       5,610         6,450            (840)
Gilead Sciences, Inc.........  Jan-06    47.50    77      44,787        10,010          34,777
Gilead Sciences, Inc.........  Feb-06    50.00    18       5,256         5,310             (54)
Guidant Corp.................  Jan-06    70.00    31      24,743        26,040          (1,297)
Guidant Corp.................  Jan-07    60.00    18      11,466         4,680           6,786
HCA, Inc.....................  Jan-06    55.00    86      38,790        37,840             950
HCA, Inc.....................  Jan-06    65.00    15      18,584        21,300          (2,716)
Hologic, Inc.................  Mar-06    30.00    29      16,540         7,395           9,145
Hologic, Inc.................  Mar-06    35.00    23      14,517        14,950            (433)
ICOS Corp....................  Jan-06    30.00    60      34,054        17,100          16,954
ImClone Systems, Inc.........  Feb-06    35.00    37      16,957        15,170           1,787
ImClone Systems, Inc.........  May-06    35.00    61      31,254        30,500             754
Immucor Corp.................  Mar-06    22.50    18       4,544         2,880           1,664
Invitrogen Corp..............  May-06    65.00    60      32,243        24,000           8,243
Johnson & Johnson............  Jan-07    60.00    37      13,948        11,840           2,108
Johnson & Johnson............  Jan-07    65.00    31      16,336        16,430             (94)
Kinetics Concepts, Inc.......  Jun-06    40.00    65      34,443        32,500           1,943
Manor Care, Inc..............  Jan-06    40.00     9       4,473         1,260           3,213
Medtronic, Inc...............  Jan-06    55.00    31      14,045         3,410          10,635
Medtronic, Inc...............  Jan-06    60.00    32      18,092        14,720           3,372
Medtronic, Inc...............  May-06    60.00    19       9,443         9,690            (247)
Merck & Co., Inc.............  Jan-06    30.00    49      15,082         6,615           8,467

38  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED

                                                                                      Unrealized
                             Contract Strike Number of  Premiums   Market Value at   Appreciation
Issue                         Month   Price  Contracts  Received  November 30, 2005 (Depreciation)
---------------------------- -------- ------ --------- ---------- ----------------- --------------
Monsanto Co.................  Jan-07  $70.00      48   $   40,654    $   33,600        $  7,054
Neucocrine Biosciences, Inc.  Jan-06   55.00      34       23,017         4,590          18,427
Onyx Pharmaceuticals, Inc...  Jan-06   25.00      62       22,521        28,520          (5,999)
OSI Pharmaceuticals, Inc....  Jan-06   40.00      60       45,379        96,000         (50,621)
Patterson Cos, Inc..........  Jan-06   50.00       1          477         1,530          (1,053)
Pfizer, Inc.................  Jun-06   22.50      24        4,848         5,760            (912)
Pharmaceutical HOLDERs Trust  Jan-06   80.00      31       20,366        43,710         (23,344)
Protein Design Labs, Inc....  Jan-06   25.00      30       10,710         1,950           8,760
Quest Diagnostics, Inc......  Jan-06   55.00       8        4,456         4,000             456
St. Jude Medical, Inc.......  Jan-06   40.00      23       11,095           575          10,520
St. Jude Medical, Inc.......  Jan-06   45.00      74       40,184         6,660          33,524
St. Jude Medical, Inc.......  Jan-06   50.00      80       52,203        25,600          26,603
St. Jude Medical, Inc.......  Apr-06   50.00      12        5,004         5,040             (36)
St. Jude Medical, Inc.......  Apr-06   55.00      30       18,417        23,100          (4,683)
Sepracor, Inc...............  Jan-06   65.00      91       92,154        99,190          (7,036)
Stryker Corp................  Jan-06   50.00      27       13,259        18,630          (5,371)
Stryker Corp................  Jun-06   50.00      12        7,884         9,120          (1,236)
Stryker Corp................  Mar-06   50.00      61       28,924        44,530         (15,606)
Triad Hospitals, Inc........  Jan-06   55.00      32       24,534        40,000         (15,466)
UnitedHealth Group, Inc.....  Jan-06   55.00      24       10,968         1,320           9,648
UnitedHealth Group, Inc.....  Jan-06   57.50      37       19,498         3,884          15,614
Walgreen Co.................  Jan-06   50.00      30       21,809        13,200           8,609
WellPoint, Inc..............  Jan-06   67.50      37       16,538         1,850          14,688
Wyeth.......................  Jan-06   45.00      91       19,871        32,760         (12,889)
Zimmer Holdings, Inc........  Mar-06   65.00      38       14,405        19,380          (4,975)
                             --------------------------------------------------------------------
                                               3,564   $2,078,916    $1,391,439        $687,477
                             --------------------------------------------------------------------

See Notes to Financial Statements

November 30, 2005    INCOME & GROWTH FUND - PORTFOLIO PROFILE (Unaudited)      39

Industry Allocation*

                   Banks.............................  12.07%
                   Collective Investment Pool........  11.28%
                   Oil & Gas.........................  10.63%
                   Hospital Supplies.................   4.94%
                   Utilities -- Electric.............   4.74%
                   Drugs.............................   4.33%
                   Insurance.........................   4.17%
                   Semiconductors....................   4.03%
                   Retail............................   3.47%
                   Information Processing -- Hardware   3.35%
                   Conglomerates.....................   3.17%
                   Financial Services................   2.91%
                   Household Products................   2.90%
                   Multimedia........................   2.83%
                   Real Estate Investment Trusts.....   2.73%
                   Information Processing -- Services   2.55%
                   Savings & Loan....................   2.26%
                   Aerospace/Defense.................   2.25%
                   Automotive........................   2.16%
                   Information Processing -- Software   2.07%
                   Electronics/Electrical Equipment..   2.05%
                   Foods.............................   1.99%
                   Metals............................   1.98%
                   Chemical..........................   1.69%
                   Telecommunications................   1.69%
                   Utilities -- Communication........   1.69%
                   Machinery.........................   1.56%
                   Leisure & Tourism.................   1.25%
                   Healthcare........................   1.17%
                   Freight...........................   1.08%
                   Paper/Forest Products.............   0.91%
                   Utilities -- Gas, Distribution....   0.88%
                   Commercial Services...............   0.85%
                   Railroads & Equipment.............   0.70%
                   Hardware & Tools..................   0.57%
                   Medical -- Biomedical/Gene........   0.53%
                   Apparel & Products................   0.34%
                   Tobacco...........................   0.34%
                   Auto-Replacement Parts............   0.25%
                   Publishing........................   0.22%
                   Airlines..........................   0.14%
                   Building Material.................   0.12%
                   Broadcasting......................   0.05%
                   Heavy Duty Trucks/Parks...........   0.03%
                   Beverages.........................   0.02%
                                                      ------
                                                      110.94%
                                                      ======

*  Calculated as a percentage of net assets.

40  INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005


                                                              Value
                                                    Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK -- 99.66%
        Aerospace/Defense -- 2.25%
          Lockheed Martin Corp.....................   5,114 $   309,908
          Northrop Grumman Corp....................  84,535   4,849,773
                                                            -----------
                                                              5,159,681
                                                            -----------
        Airlines -- 0.14%
          Southwest Airlines Co....................  19,198     316,767
                                                            -----------
        Apparel & Products -- 0.34%
          Charming Shoppes, Inc.+#.................  29,204     343,147
          Payless ShoeSource, Inc.+................  18,948     432,962
                                                            -----------
                                                                776,109
                                                            -----------
        Automotive -- 2.16%
          AutoNation, Inc.+........................   1,560      32,323
          Ford Motor Co.#.......................... 523,276   4,254,234
          Goodyear Tire & Rubber Co.+#.............  24,014     411,360
          TRW Automotive Holdings Corp.+...........   9,826     247,615
                                                            -----------
                                                              4,945,532
                                                            -----------
        Auto - Replacement Parts -- 0.25%
          Sonic Automotive, Inc., Class A#.........  27,152     564,762
                                                            -----------
        Banks -- 12.07%
          Bank of America Corp..................... 237,398  10,894,194
          Comerica, Inc............................  16,033     924,623
          First American Corp., Class A............  68,728   3,233,652
          First Horizon National Corp.#............  37,541   1,461,096
          Fremont General Corp.#...................  36,262     848,894
          National City Corp....................... 198,710   6,738,256
          Wachovia Corp............................  24,082   1,285,979
          Wells Fargo & Co.........................  35,908   2,256,818
                                                            -----------
                                                             27,643,512
                                                            -----------
        Beverages -- 0.02%
          Molson Coors Brewing Co.#................     870      57,933
                                                            -----------
        Broadcasting -- 0.05%
          Citadel Broadcasting Corp.+#.............   8,325     112,221
                                                            -----------
        Building Materials -- 0.12%
          USG Corp.+#..............................   4,435     271,422
                                                            -----------
        Chemical -- 1.69%
          Eastman Chemical Co......................  33,258   1,840,165
          Lyondell Chemical Co.#...................  73,482   1,868,647
          Olin Corp.#..............................   8,258     158,967
                                                            -----------
                                                              3,867,779
                                                            -----------
        Commercial Services -- 0.85%
          Cendant Corp.............................  13,410     238,296
          Deluxe Corp..............................   4,907     159,134
          PHH Corp.+#..............................  46,504   1,342,105
          Silgan Holdings, Inc.#...................   5,621     198,365
                                                            -----------
                                                              1,937,900
                                                            -----------
        Conglomerates -- 3.17%
          General Electric Co......................   4,382     156,525
          Loews Corp...............................  60,445   5,837,778
          Tyco International, Ltd..................  43,955   1,253,597
                                                            -----------
                                                              7,247,900
                                                            -----------
        Drugs -- 4.33%
          Alpharma, Inc., Class A..................   6,360     168,031
          Bristol-Myers Squibb Co..................   1,541      33,270
          King Pharmaceuticals, Inc.+..............  92,779   1,459,414
          Merck & Co., Inc......................... 139,528   4,102,123
          Pfizer, Inc.............................. 194,720   4,128,064
          ViroPharma, Inc.+........................   1,307      22,834
                                                            -----------
                                                              9,913,736
                                                            -----------
        Electronics/Electrical Equipment -- 2.05%
          Applera Corp. - Applied Biosystems Group.  88,149   2,431,149
          Arrow Electronics, Inc.+.................  65,211   2,021,541

                                                               Value
                                                     Shares   (Note 2)

        ----------------------------------------------------------------
        Electronics/Electrical Equipment (continued)
          Avnet, Inc.+..............................   7,811 $   175,747
          Pitney Bowes, Inc.........................   1,760      73,322
                                                             -----------
                                                               4,701,759
                                                             -----------
        Financial Services -- 2.91%
          American Capital Strategies, Ltd.#........   6,175     236,873
          American Express Co.......................   2,130     109,524
          American Financial Group, Inc.#...........   3,127     116,168
          Capital One Financial Corp................  11,512     956,187
          Citigroup, Inc............................  36,963   1,794,554
          CompuCredit Corp.+#.......................   6,411     250,478
          Morgan Stanley............................  54,310   3,042,989
          Raymond James Financial, Inc..............   4,537     164,421
                                                             -----------
                                                               6,671,194
                                                             -----------
        Foods -- 1.99%
          Archer-Daniels-Midland Co.................  62,797   1,480,125
          Chiquita Brands International, Inc.#......  46,471     966,597
          General Mills, Inc........................     480      22,814
          Pilgrims Pride Corp.#.....................  52,208   1,670,656
          Seaboard Corp.#...........................     244     419,680
                                                             -----------
                                                               4,559,872
                                                             -----------
        Freight -- 1.08%
          FedEx Corp................................   6,076     593,139
          United Parcel Service, Inc., Class B......  24,132   1,879,883
                                                             -----------
                                                               2,473,022
                                                             -----------
        Hardware & Tools -- 0.57%
          Black & Decker Corp.......................  13,884   1,219,154
          Stanley Works.............................   1,604      76,992
                                                             -----------
                                                               1,296,146
                                                             -----------
        Healthcare -- 1.17%
          Kindred Healthcare, Inc.+#................  18,605     515,917
          Magellan Health Services, Inc.+...........   4,366     127,574
          McKesson Corp.............................  40,399   2,032,070
                                                             -----------
                                                               2,675,561
                                                             -----------
        Heavy Duty Trucks/Parts -- 0.03%
          Navistar International Corp.+.............   2,308      65,478
                                                             -----------
        Hospital Supplies -- 4.94%
          AmerisourceBergen Corp....................  23,239   1,867,254
          Becton, Dickinson and Co..................  27,224   1,585,253
          Cardinal Health, Inc......................   6,399     409,216
          Hospira, Inc.+............................  28,601   1,262,734
          Johnson & Johnson......................... 100,025   6,176,544
                                                             -----------
                                                              11,301,001
                                                             -----------
        Household Products -- 2.90%
          American Greetings Corp., Class A.........     861      22,558
          John H. Harland Co.#......................  11,382     430,240
          Kimberly-Clark Corp.......................  72,294   4,263,900
          Newell Rubbermaid, Inc....................  42,224     974,108
          Tupperware Corp...........................  41,416     955,467
                                                             -----------
                                                               6,646,273
                                                             -----------
        Information Processing - Hardware -- 3.35%
          Hewlett-Packard Co........................ 107,289   3,183,264
          Imation Corp..............................   7,284     320,205
          International Business Machines Corp......  42,489   3,777,272
          Komag, Inc.+#.............................   5,338     186,510
          Western Digital Corp.+#...................  14,085     210,148
                                                             -----------
                                                               7,677,399
                                                             -----------
        Information Processing - Services -- 2.55%
          Computer Sciences Corp.+..................  40,169   2,017,689
          Earthlink, Inc.+#......................... 239,043   2,734,652

November 30, 2005 INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)   41
                                          - CONTINUED


                                                                 Value
                                                       Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Information Processing - Services (continued)
       Intergraph Corp.+#.............................   1,794 $    86,148
       United Online, Inc.#...........................  71,648   1,010,953
                                                               -----------
                                                                 5,849,442
                                                               -----------
     Information Processing - Software -- 2.07%
       Microsoft Corp................................. 171,114   4,741,569
                                                               -----------
     Insurance -- 4.17%
       ACE, Ltd.......................................  25,295   1,403,872
       Aon Corp.......................................  16,756     610,086
       Chubb Corp.....................................   7,229     700,056
       Endurance Specialty Holdings, Ltd..............  50,581   1,742,515
       Fidelity National Financial, Inc...............  17,886     676,449
       Fidelity National Title Group, Inc.#...........   3,029      69,061
       LandAmerica Financial Group, Inc.#.............   6,704     434,084
       Nationwide Financial Services, Inc., Class A...   9,644     406,495
       Protective Life Corp...........................  11,871     524,461
       St. Paul Travelers Cos., Inc...................  62,043   2,886,861
       Zenith National Insurance Corp.................   2,047      97,028
                                                               -----------
                                                                 9,550,968
                                                               -----------
     Leisure & Tourism -- 1.25%
       Darden Restaurants, Inc........................  24,480     875,895
       Hasbro, Inc....................................   7,109     145,166
       McDonald's Corp................................  32,918   1,114,274
       Regal Entertainment Group, Class A#............  36,201     732,346
                                                               -----------
                                                                 2,867,681
                                                               -----------
     Machinery -- 1.56%
       Cummins, Inc...................................  40,149   3,573,261
                                                               -----------
     Medical - Biomedical/Gene -- 0.53%
       Amgen, Inc.+...................................  15,029   1,216,297
                                                               -----------
     Metals -- 1.98%
       Nucor Corp.....................................  27,461   1,842,084
       Phelps Dodge Corp..............................  18,645   2,529,567
       Quanex Corp.#..................................   2,653     164,088
                                                               -----------
                                                                 4,535,739
                                                               -----------
     Multimedia -- 2.83%
       Time Warner, Inc............................... 175,336   3,152,541
       Viacom, Inc., Class B..........................  59,117   1,974,508
       Walt Disney Co.................................  54,696   1,363,571
                                                               -----------
                                                                 6,490,620
                                                               -----------
     Oil & Gas -- 10.63%
       ChevronTexaco Corp............................. 111,882   6,411,957
       ConocoPhillips.................................  64,899   3,927,039
       Exxon Mobil Corp............................... 135,371   7,855,579
       Marathon Oil Corp..............................  39,366   2,334,010
       Sunoco, Inc....................................  19,603   1,513,352
       UGI Corp.......................................  43,877     965,294
       Valero Energy Corp.............................   7,459     717,556
       Veritas DGC, Inc.+#............................  19,006     621,496
                                                               -----------
                                                                24,346,283
                                                               -----------
     Paper/Forest Products -- 0.91%
       Louisiana-Pacific Corp.........................  77,149   2,080,709
                                                               -----------
     Publishing -- 0.22%
       R. R. Donnelley & Sons Co......................  14,584     498,773
                                                               -----------
     Railroads & Equipment -- 0.70%
       Burlington Northern Santa Fe Corp..............   8,400     555,912
       CSX Corp.......................................   4,500     218,880
       Norfolk Southern Corp..........................   8,861     392,011
       Union Pacific Corp.............................   5,700     436,278
                                                               -----------
                                                                 1,603,081
                                                               -----------
     Real Estate Investment Trusts -- 2.73%
       Apartment Investment & Management Co., Class A.  14,195     549,772
       CBL & Associates Properties, Inc.#.............  86,386   3,477,037
       Colonial Properties Trust......................  22,011     966,943
       Crescent Real Estate Equities, Inc.#...........  21,223     440,802
       Health Care Property Investors, Inc............   4,091     107,471

                                                                Value
                                                   Shares      (Note 2)

     ---------------------------------------------------------------------
     Real Estate Investment Trusts (continued)
       iStar Financial, Inc....................        620   $     23,039
       Lexington Corporate Properties Trust#...     10,012        213,155
       Mack-Cali Realty Corp...................      3,523        155,611
       Trustreet Properties, Inc.#.............     20,070        313,895
                                                             ------------
                                                                6,247,725
                                                             ------------
     Retail -- 3.47%
       American Eagle Outfitters, Inc.#........      3,653         83,142
       Barnes & Noble, Inc.+...................     27,825      1,122,461
       Blyth, Inc..............................      2,445         48,411
       Building Materials Holding Corp.#.......      2,744        225,914
       Federated Department Stores, Inc........     58,173      3,748,086
       Longs Drug Stores Corp.#................      1,919         81,807
       SUPERVALU, Inc..........................     80,246      2,625,649
                                                             ------------
                                                                7,935,470
                                                             ------------
     Savings & Loan -- 2.26%
       Downey Financial Corp...................        375         24,262
       Washington Mutual, Inc..................    124,767      5,139,153
                                                             ------------
                                                                5,163,415
                                                             ------------
     Semiconductors -- 4.03%
       Intel Corp..............................    342,403      9,135,312
       Texas Instruments, Inc..................      2,505         81,362
                                                             ------------
                                                                9,216,674
                                                             ------------
     Telecommunications -- 1.69%
       Alltel Corp.............................     15,083      1,007,997
       Motorola, Inc...........................     23,773        572,691
       Verizon Communications, Inc.............     71,558      2,288,425
                                                             ------------
                                                                3,869,113
                                                             ------------
     Tobacco -- 0.34%
       Reynolds American, Inc.#................      8,803        783,643
                                                             ------------
     Utilities - Communication -- 1.69%
       AT&T, Inc...............................    120,887      3,011,295
       Sprint Corp.............................     33,876        848,255
                                                             ------------
                                                                3,859,550
                                                             ------------
     Utilities - Electric -- 4.74%
       Ameren Corp.............................      4,567        239,585
       American Electric Power Co., Inc........     23,647        864,061
       Edison International, Inc...............     26,386      1,190,536
       Entergy Corp............................      2,177        152,390
       FirstEnergy Corp........................     14,507        681,249
       NiSource, Inc...........................     85,818      1,847,662
       PG&E Corp...............................    156,035      5,738,967
       Pinnacle West Capital Corp..............      3,423        142,020
                                                             ------------
                                                               10,856,470
                                                             ------------
     Utilities - Gas, Distribution -- 0.88%
       Nicor, Inc.#............................     50,095      2,008,809
                                                             ------------
     Total Long-Term Investment Securities --
        (Cost $211,987,663)....................               228,178,251
                                                             ------------
     SHORT-TERM INVESTMENT SECURITIES -- 11.28%
     Collective Investment Pool -- 11.28%
       Securities Lending Quality Trust(1)
        (Cost $25,816,415)..................... 25,816,415     25,816,415
                                                             ------------
     TOTAL INVESTMENTS
        (Cost $237,804,078)(2).................     110.94%   253,994,666
     Liabilities in excess of other assets.....     (10.94)%  (25,049,502)
                                                ----------   ------------
     NET ASSETS --                                     100%   228,945,164
                                                ==========   ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 2).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

42   INFLATION PROTECTED FUND - PORTFOLIO PROFILE (Unaudited)    November 30, 2005

Industry Allocation*

                         Government Obligations 53.99%
                         Government Agencies... 23.71%
                         Financial Services....  8.49%
                         Time Deposit..........  6.46%
                         Insurance.............  4.76%
                         Banks.................  0.95%
                         Conglomerates.........  0.70%
                                                -----
                                                99.06%
                                                =====

Credit Quality+#

                         Government -- Agency..  25.63%
                         Government -- Treasury  58.32%
                         AA....................   9.07%
                         A.....................   6.22%
                         BBB...................   0.76%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short term securities.

November 30, 2005     INFLATION PROTECTED FUND - SCHEDULE OF INVESTMENTS       43
                                          (Unaudited)


                                                    Principal    Value
                                                     Amount     (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS -- 13.87%
       Banks -- 0.62%
         HSBC Bank USA:
          5.63% due 08/15/35....................... $  100,000 $   95,086
                                                               ----------
       Financial Services -- 8.49%
         Allstate Life Global Funding Trust:
          4.69% due 03/01/10(2)....................    150,000    142,464
          5.54% due 04/02/07(2)....................    150,000    148,054
         CIT Group, Inc.:
          6.89% due 12/14/16(2)....................    300,000    294,390
         Lehman Brothers Holdings, Inc., Series G:
          7.10% due 06/10/14(2)....................    150,000    149,616
         Morgan Stanley:
          5.99% due 11/01/13(2)....................    150,000    149,255
         Morgan Stanley, Series C:
          6.69% due 06/01/11(2)....................    150,000    147,195
         SLM Corp., Series A:
          5.34% due 05/01/14(2)....................    130,000    122,742
          5.77% due 11/21/13(2)....................    150,000    147,384
                                                               ----------
                                                                1,301,100
                                                               ----------
       Insurance -- 4.76%
         Jackson National Life Global Funding:
          5.96% due 05/01/14*(2)...................    300,000    296,259
         Pacific Life Global Funding:
          6.87% due 02/06/16*(2)...................    300,000    288,615
         Principal Life Income Funding Trust:
          4.69% due 04/01/08(2)....................    150,000    145,466
                                                               ----------
                                                                  730,340
                                                               ----------
       Total Corporate Bonds
          (Cost $2,202,684)........................             2,126,526
                                                               ----------
       FOREIGN BONDS & NOTES -- 0.70%
       Conglomerates -- 0.70%
         Tyco International Group SA:
          6.88% due 01/15/29
          (Cost $117,759)..........................    100,000    106,941
                                                               ----------
       UNITED STATES GOVERNMENT BONDS -- 77.70%
       Government Agencies -- 23.71%
         Federal Home Loan Mtg. Corp.:
          4.50% due 01/15/15.......................    135,000    131,119
          6.25% due 07/15/32.......................    500,000    580,678
         Federal National Mtg. Assoc.:
          4.78% due 02/17/09(2)....................  2,000,000  1,946,680
         Tennessee Valley Auth.:
          3.38% due 01/15/07(3)....................    877,982    885,383
          4.65% due 06/15/35.......................    100,000     92,567
                                                               ----------
                                                                3,636,427
                                                               ----------

                                                          Principal
                                                           Amount/     Value
                                                           Shares     (Note 2)

--------------------------------------------------------------------------------
Government Obligations -- 53.99%
  United States Treasury Bonds:
   2.00% due 07/15/14 TIPS(3)........................... $  574,561  $   568,613
   2.38% due 01/15/25 TIPS(3)...........................  5,492,590    5,654,578
  United States Treasury Inflation Indexed Notes:
   1.63% due 01/15/15 TIPS(3)...........................  1,883,703    1,805,117
   1.88% due 07/15/15 TIPS(3)...........................    255,413      249,855
                                                                     -----------
                                                                       8,278,163
                                                                     -----------
Total United States Government Bonds
   (Cost $12,296,941)...................................              11,914,590
                                                                     -----------
PREFERRED STOCK -- 0.33%
Banks -- 0.33%
  RBS Capital Trust II 6.43%(1).........................
   (Cost $52,913).......................................     50,000       51,404
                                                                     -----------
Total Long-Term Investment Securities
   (Cost $14,670,297)...................................              14,199,461
                                                                     -----------
SHORT-TERM INVESTMENT SECURITIES -- 6.46%
Time Deposit -- 6.46%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.40% due 12/01/05
   (Cost $990,000)......................................    990,000      990,000
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $15,660,297)(4)................................      99.06%  15,189,461
Other assets less liabilities...........................       0.94%     143,588
                                                         ----------  -----------
NET ASSETS --                                                100.00% $15,333,049
                                                         ==========  ===========

--------
TIPS--Treasury Inflation Protected Security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $584,876 representing 3.81% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2005.
(2)Security is a "floating rate" bond where the coupon rate fluctuates based on the Consumer Price Index.
(3)Principal amount of security is adjusted for inflation.
(4)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

44  INTERNATIONAL EQUITIES FUND - PORTFOLIO PROFILE (Unaudited)  November 30, 2005

Industry Allocation*

                   Banks.............................  16.44%
                   Oil & Gas.........................   7.51%
                   Drugs.............................   6.88%
                   Telecommunications................   6.04%
                   Electronics/Electrical Equipment..   5.47%
                   Automotive........................   4.99%
                   Retail............................   4.45%
                   Insurance.........................   4.04%
                   Repurchase Agreement..............   3.86%
                   Utilities -- Electric.............   2.85%
                   Machinery.........................   2.76%
                   Foods.............................   2.67%
                   Commercial Services...............   2.57%
                   Real Estate.......................   2.43%
                   Metals............................   2.31%
                   Financial Services................   2.12%
                   Chemical..........................   2.10%
                   Exchange -- Traded Funds..........   1.98%
                   Conglomerates.....................   1.90%
                   Building Materials................   1.64%
                   Mining............................   1.32%
                   Freight...........................   1.21%
                   Beverages.........................   1.09%
                   Tobacco...........................   1.08%
                   Leisure & Tourism.................   1.01%
                   Information Processing -- Software   0.72%
                   Publishing........................   0.60%
                   Multimedia........................   0.59%
                   Water Services....................   0.59%
                   Household Products................   0.58%
                   Healthcare........................   0.57%
                   Aerospace/Defense.................   0.52%
                   Collective Investment Pool........   0.51%
                   Semiconductors....................   0.50%
                   Information Processing -- Hardware   0.48%
                   Paper/Forest Products.............   0.40%
                   Information Processing -- Services   0.39%
                   Railroads & Equipment.............   0.39%
                   Broadcasting......................   0.36%
                   Airlines..........................   0.33%
                   Apparel & Products................   0.33%
                   Medical Technology................   0.30%
                   Home Builders.....................   0.25%
                   Advertising.......................   0.23%
                   Photography.......................   0.17%
                   Real Estate Investment Trusts.....   0.15%
                   Human Resources...................   0.14%
                   U.S. Government Treasuries........   0.14%
                   Textile -- Products...............   0.13%
                   Utilities -- Gas, Distribution....   0.12%
                   Hospital Supplies.................   0.09%
                   Appliances/Furnishings............   0.07%
                   Manufacturing.....................   0.04%
                   Investment Companies..............   0.03%
                   Heavy Duty Trucks/Parts...........   0.02%
                   Pollution Control.................   0.02%
                   Consumer Services.................   0.01%
                   Hardware & Tools..................   0.01%
                                                      ------
                                                      100.50%
                                                      ======

*  Calculated as a percentage of net assets.

Country Allocation*

                             Japan.........  28.64%
                             United Kingdom  21.25%
                             France........   7.90%
                             United States.   6.54%
                             Switzerland...   6.07%
                             Germany.......   6.07%
                             Australia.....   4.63%
                             Spain.........   3.29%
                             Italy.........   3.15%
                             Netherlands...   3.05%
                             Sweden........   2.01%
                             Hong Kong.....   1.40%
                             Finland.......   1.23%
                             Belgium.......   1.11%
                             Singapore.....   0.72%
                             Ireland.......   0.70%
                             Denmark.......   0.69%
                             Norway........   0.58%
                             Greece........   0.53%
                             Austria.......   0.34%
                             Portugal......   0.24%
                             New Zealand...   0.17%
                             Luxembourg....   0.12%
                             Bermuda.......   0.07%
                                            ------
                                            100.50%
                                            ======

November 30, 2005    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     45
                                          (Unaudited)



                                                                    Value
                                                        Shares   (Note 2)(1)
    ------------------------------------------------------------------------
    COMMON STOCK -- 93.80%
    Advertising -- 0.23%
      Aegis Group PLC.................................    62,534 $  128,280
      Asatsu-DK, Inc..................................     1,200     38,675
      Dentsu, Inc.....................................        62    166,700
      Hakuhodo DY Holdings, Inc.......................       800     52,048
      PagesJaunes Groupe SA...........................     6,999    170,215
      Publicis Groupe.................................     7,695    259,652
      WPP Group PLC...................................    66,872    656,147
                                                                 ----------
                                                                  1,471,717
                                                                 ----------
    Aerospace/Defense -- 0.52%
      BAE Systems PLC.................................   179,222  1,043,152
      Cobham PLC......................................    62,524    178,680
      European Aeronautic Defense and Space Co........    13,580    501,707
      Finmeccanica SpA................................    16,476    303,774
      Meggitt PLC.....................................    24,055    138,766
      Rolls Royce Group PLC+..........................    88,281    592,575
      Rolls-Royce Group, PLC, Class B................. 2,668,793      4,611
      Sagem SA........................................     9,306    198,386
      Thales SA.......................................     4,314    191,589
      Zodiac SA.......................................     2,128    127,186
                                                                 ----------
                                                                  3,280,426
                                                                 ----------
    Airlines -- 0.33%
      Air France-KLM..................................     6,762    125,345
      All Nippon Airways Co., Ltd.....................    20,000     66,702
      Auckland International Airport, Ltd.............    54,570     69,711
      BAA PLC.........................................    60,057    658,438
      British Airways PLC+............................    30,207    162,257
      Cathay Pacific Airways, Ltd.....................    57,000     98,781
      Deutsche Lufthansa AG...........................    12,773    170,894
      Flughafen Wien AG...............................       586     37,206
      Iberia Lineas Aereas de Espana SA...............    26,308     67,077
      Japan Airlines Corp.............................    23,000     57,902
      Kobenhavns Lufthavne A/S........................       228     71,533
      Qantas Airways, Ltd.............................    51,875    144,010
      Ryanair Holdings PLC+...........................     3,622     30,436
      Ryanair Holdings PLC Sponsored ADR+#............     1,405     69,997
      SAS AB+.........................................     4,381     49,860
      Singapore Airlines, Ltd.........................    30,739    212,499
                                                                 ----------
                                                                  2,092,648
                                                                 ----------
    Apparel & Products -- 0.33%
      Adidas-Salomon AG...............................     2,815    493,806
      Benetton Group SpA..............................     3,546     39,547
      Billabong International, Ltd....................     7,493     70,154
      Esprit Holdings, Ltd............................    53,500    375,968
      Gunze, Ltd......................................     7,017     39,674
      Hagemeyer NV+...................................    28,799     79,665
      Hermes International............................     1,237    285,629
      Luxottica Group SpA.............................     7,641    188,072
      Onward Kashiyama Co., Ltd.......................     4,944     81,893
      Puma AG Rudolf Dassier Sport....................       923    249,006
      Tokyo Style Co., Ltd............................     3,000     36,864
      Wacoal Corp.....................................     4,000     54,131
      Yue Yuen Industrial Holdings....................    27,500     73,780
                                                                 ----------
                                                                  2,068,189
                                                                 ----------
    Appliances/Furnishings -- 0.07%
      Electrolux AB...................................    15,813    366,447
      Kokuyo Co., Ltd.................................     2,662     39,711
      MFI Furniture PLC...............................    33,176     43,032
                                                                 ----------
                                                                    449,190
                                                                 ----------
    Automotive -- 4.90%
      Aisin Seiki Co., Ltd............................    80,600  2,479,706
      Autobacs Seven Co., Ltd.........................       955     42,846
      Bridgestone Corp................................    22,000    470,920
      Compagnie Generale des Etablissements Michelin,
       Class B........................................     7,999    434,899

                                                                 Value
                                                      Shares  (Note 2)(1)

      -------------------------------------------------------------------
      Automotive (continued)
        Continental AG...............................   7,303 $   617,769
        Daihatsu Motor Co., Ltd...................... 140,000   1,297,042
        DaimlerChrysler AG...........................  50,854   2,568,599
        Denso Corp...................................  18,000     552,298
        Fiat SpA+....................................  24,374     197,380
        GKN PLC......................................  40,056     196,297
        Honda Motor Co., Ltd.........................  57,800   3,232,104
        Inchcape PLC.................................   4,136     167,996
        Isuzu Motors, Ltd............................ 440,000   1,679,466
        Jardine Cycle & Carriage, Ltd................   7,059      43,217
        Koyo Seiko Co., Ltd..........................   5,000      87,254
        NGK Spark Plug Co., Ltd...................... 146,455   3,080,131
        NHK Spring Co., Ltd..........................   6,000      57,346
        Nissan Motor Co., Ltd........................  76,800     788,790
        NOK Corp.....................................   3,500      93,306
        Peugoet SA...................................   8,815     529,400
        Pirelli & C. SpA............................. 158,960     140,514
        Renault SA...................................  10,332     804,609
        Sanden Corp..................................   4,803      23,809
        Scania AB....................................   5,381     185,814
        Sumitomo Rubber Industries, Inc..............   6,000      80,846
        Toyoda Gosei Co., Ltd........................   2,300      43,902
        Toyota Motor Corp............................ 193,149   9,345,140
        Trelleborg AB................................   4,481      74,160
        USS Co., Ltd.................................     830      51,023
        Valeo SA.....................................   3,890     143,385
        Volkswagen AG................................   9,827     514,914
        Volvo AB, Class A............................   5,273     217,723
        Volvo AB, Class B............................  12,109     515,721
                                                              -----------
                                                               30,758,326
                                                              -----------
      Banks -- 16.44%
        77 Bank, Ltd.................................  10,000      73,361
        ABN AMRO Holding NV..........................  99,666   2,450,994
        Allied Irish Banks PLC.......................  48,596   1,049,024
        Alpha Bank AE................................  15,424     453,554
        Australia & New Zealand Banking Group, Ltd.@. 101,885   1,793,119
        Banca Antonveneta SpA........................   5,167     159,531
        Banca Intesa SpA............................. 183,595     885,068
        Banca Intesa SpA-RNC.........................  52,023     239,430
        Banca Monte dei Paschi di Siena SpA..........  61,470     294,170
        Banca Nazionale del Lavoro SpA+..............  59,256     187,402
        Banca Popolare di Milano SCRL................  21,996     214,378
        Banche Popolari Unite SCRL...................  19,182     420,392
        Banco Bilbao Vizcaya Argentaria SA........... 189,174   3,334,159
        Banco BPI SA.................................  16,961      73,996
        Banco Comercial Portugues SA................. 109,038     270,316
        Banco Espirto Santo SA.......................   5,858      92,116
        Banco Popolare Di Verona e Novara SCRL.......  20,739     401,887
        Banco Popular Espanol SA.....................  47,465     573,312
        Banco Santander Central Hispano SA........... 331,477   4,204,545
        Bank of East Asia, Ltd.......................  79,800     238,590
        Bank of Fukuoka, Ltd.........................  19,145     142,969
        Bank of Ireland..............................  54,202     837,092
        Bank Of Kyoto, Ltd...........................   9,000      99,123
        Bank of Yokohama, Ltd........................  40,000     297,093
        Barclays PLC................................. 360,472   3,659,026
        Bayerische Hypo-und Vereinsbank AG+..........  30,624     893,464
        BNP Paribas SA...............................  44,065   3,468,205
        BOC Hong Kong Holdings, Ltd.................. 206,500     393,394
        Capitalia SpA................................  80,540     450,690
        Chiba Bank, Ltd..............................  22,000     179,446
        Close Brothers Group PLC.....................   7,262     106,082
        Commerzbank AG...............................  26,739     788,053
        Commonwealth Bank of Australia...............  71,463   2,202,063
        Credit Agricole SA...........................  32,882     990,161
        Credit Suisse Group..........................  67,723   3,283,147
        Danske Bank A/S..............................  24,909     800,193

46     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2005
                      (Unaudited) - CONTINUED


                                                                  Value
                                                       Shares  (Note 2)(1)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Banks (continued)
       DBS Group Holdings, Ltd........................  62,000 $    598,661
       Depfa Bank PLC.................................  19,694      295,601
       Deutsche Bank AG...............................  27,528    2,687,678
       Dexia (Brussels)...............................  30,573      665,508
       Dexia (Paris)+.................................   1,290           15
       DNB NOR ASA....................................  37,244      390,692
       EFG Eurobank Ergasias SA.......................  10,518      334,539
       Emporiki Bank of Greece SA+....................   4,412      125,869
       Erste Bank Der Oesterreichischen Sparkassen AG.   7,461      396,414
       FinecoGroup SpA................................   8,806       82,269
       Gunma Bank, Ltd................................  13,000       88,191
       Hang Seng Bank, Ltd............................  42,688      564,124
       HBOS PLC....................................... 217,268    3,265,441
       Hokuhoku Financial Group, Inc..................  37,177      158,347
       HSBC Holdings PLC.............................. 630,369   10,062,903
       Hypo Real Estate Holding AG....................   7,479      388,700
       Joyo Bank, Ltd................................. 393,723    2,224,546
       KBC GROEP NV...................................  10,221      884,965
       Lloyds TSB Group PLC........................... 312,448    2,544,516
       Macquarie Bank, Ltd............................  12,849      639,294
       Mediobanca SpA.................................  26,664      468,886
       Mitsubishi Tokyo Financial Group, Inc..........     568    7,179,271
       Mitsui Trust Holdings, Inc.....................  18,000      220,480
       Mizuho Financial Group, Inc....................     746    5,230,656
       National Australia Bank, Ltd...................  87,377    2,087,347
       National Bank of Greece SA.....................  14,797      577,069
       Nishi-Nippon City Bank, Ltd....................  16,000       94,650
       Nordea Bank AB................................. 120,426    1,170,738
       Oversea-Chinese Banking Corp................... 139,000      533,119
       Overseas Union Enterprise, Ltd.................   3,773       21,744
       Piraeus Bank SA................................   9,599      190,819
       Resona Holdings, Inc.+.........................     154      494,329
       Royal Bank of Scotland Group PLC............... 177,561    5,045,142
       Sanpaolo IMI SpA...............................  61,992      938,058
       Shinsei Bank, Ltd..............................  32,000      178,946
       Shizuoka Bank, Ltd.............................  20,163      195,565
       Skandinaviska Enskilda Banken AB...............  26,127      490,361
       Societe Generale, Class A......................  19,665    2,330,971
       Sumitomo Mitsui Financial Group, Inc...........     161    1,508,661
       Sumitomo Trust & Banking Co., Ltd..............  42,000      351,914
       Suncorp-Metway, Ltd............................  30,484      444,200
       Suruga Bank, Ltd...............................   7,000       79,104
       Svenska Handelsbanken AB, Series A.............  28,960      641,973
       UBS AG.........................................  57,663    5,290,936
       UniCredito Italiano SpA (Milan)................ 301,325    1,861,174
       UniCredito Italiano SpA (Xetra)................ 147,590      914,765
       United Overseas Bank, Ltd......................  64,000      548,367
       Westpac Banking Corp........................... 104,234    1,715,915
       Wing Hang Bank, Ltd............................  10,245       71,131
                                                               ------------
                                                                103,274,109
                                                               ------------
     Beverages -- 1.09%
       Asahi Breweries, Ltd...........................  12,595      149,949
       C&C Group PLC..................................  15,366       94,168
       Carlsberg A/S, Class B.........................   1,824       94,881
       Coca Cola Hellenic Bottling Co. SA.............   5,991      156,003
       Coca-Cola Amatil, Ltd..........................  29,156      163,872
       Coca-Cola West Japan Co., Ltd..................   1,500       32,746
       Diageo PLC..................................... 164,678    2,371,006
       Foster's Group, Ltd............................ 111,684      464,838
       Fraser and Neave, Ltd..........................  10,146      103,733
       Heineken NV....................................  13,667      417,969
       InBev NV.......................................  10,148      428,318
       Ito En, Ltd....................................   1,100       52,712
       Kirin Brewery Co., Ltd.........................  25,937      276,861
       Lion Nathan, Ltd...............................  16,393       89,754
       Pernod-Ricard SA...............................   3,926      641,077
       SABMiller PLC..................................  50,088      886,386

                                                                 Value
                                                      Shares  (Note 2)(1)

       ------------------------------------------------------------------
       Beverages (continued)
         Sapporo Holdings, Ltd.......................  10,000 $    52,941
         Scottish & Newcastle PLC....................  42,412     347,621
         Takara Holdings, Inc........................   6,794      39,443
                                                              -----------
                                                                6,864,278
                                                              -----------
       Broadcasting -- 0.36%
         Antena 3 de Television SA...................   4,341      95,082
         British Sky Broadcasting Group PLC..........  67,298     571,392
         Fuji Television Network, Inc................      20      43,577
         ITV PLC..................................... 228,965     426,899
         Mediaset SpA................................  46,130     484,746
         Modern Times Group AB, Class B+.............   2,815     108,971
         Premiere AG+................................   3,659     103,556
         Sky Network Television, Ltd.+...............  10,856      48,797
         Societe Television Francaise1...............   6,568     164,340
         Sogecable SA+...............................   2,235      89,146
         Tandberg Televisjo+.........................   4,094      49,601
         Television Broadcasts, Ltd..................  15,926      85,760
                                                              -----------
                                                                2,271,867
                                                              -----------
       Building Materials -- 1.64%
         Amec PLC....................................  18,565     110,782
         Asahi Glass Co., Ltd........................  34,249     393,260
         Boral, Ltd..................................  32,290     194,772
         Bouygues SA.................................  11,129     530,673
         BPB PLC.....................................  28,029     373,063
         Central Glass Co., Ltd......................   6,000      33,491
         Cimpor Cimentos de Portugal SA..............  11,248      60,331
         Compagnie de Saint-Gobain...................  17,335   1,000,750
         CRH PLC.....................................  29,793     789,573
         CSR, Ltd....................................  50,789     117,871
         Daikin Industries, Ltd......................   8,010     217,315
         Fletcher Building, Ltd......................  25,895     131,728
         FLS Industries A/S..........................   1,547      43,540
         Fomento de Construcciones y Contratas SA....   2,550     141,316
         Geberit AG..................................     220     161,810
         Hanson PLC..................................  40,696     417,190
         HeidelbergCement AG.........................       2         174
         Holcim, Ltd.................................  10,261     663,228
         Imerys SA...................................   1,778     123,635
         Italcementi SpA.............................   3,953      66,668
         James Hardie Industries NV..................  25,767     158,643
         JS Group Corp...............................   8,975     165,784
         Kawasaki Heavy Industries, Ltd..............  41,842     116,442
         Kingspan Group PLC..........................   6,568      80,222
         Lafarge SA..................................   9,795     839,824
         Matsushita Electric Works, Ltd..............  12,000     114,297
         Mitsui Engineering & Shipbuilding Co., Ltd..  24,668      63,992
         New World Development, Ltd.................. 126,000     165,760
         Nippon Sheet Glass Co., Ltd.................  14,067      58,866
         Nishimatsu Construstion Co., Ltd............   8,571      35,820
         NKT Holding A/S.............................   1,128      46,940
         Obayashi Corp...............................  19,861     139,444
         Okumura Corp................................   6,977      39,177
         Pilkington PLC..............................  58,295     149,730
         Rinker Group, Ltd...........................  52,145     598,293
         Rinnai Corp.................................   1,200      28,873
         Sanwa Shutter Corp..........................   6,000      33,285
         SembCorp Industries, Ltd....................  49,360      77,874
         Skanska AB..................................  20,932     311,322
         Sumitomo Osaka Cement Co., Ltd..............  13,796      37,165
         Taiheiyo Cement Corp........................  29,000     116,218
         Taisei Corp.................................  30,384     129,129
         Technical Olympic SA........................   4,438      24,462
         Titan Cement Co. SA.........................   3,210     113,802
         Toda Corp...................................   6,683      38,375
         Travis Perkins PLC..........................   6,478     142,153
         Uponor Oyj..................................   3,420      74,661
         Wienerberger AG.............................   3,518     134,552
         Wolseley PLC................................  33,035     699,773
                                                              -----------
                                                               10,306,048
                                                              -----------

November 30, 2005    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     47
                                    (Unaudited) - CONTINUED


                                                                       Value
                                                            Shares  (Note 2)(1)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Chemical -- 2.05%
   Akzo Nobel NV...........................................  15,165 $   679,564
   Asahi Kasei Corp........................................  41,549     231,959
   BASF AG.................................................  29,958   2,208,563
   BOC Group PLC...........................................  27,984     536,261
   Ciba Specialty Chemicals AG.............................   3,754     219,825
   Clariant AG+............................................  12,840     174,123
   Daicel Chemical Industries, Ltd.........................  10,427      66,944
   Dainippon Ink and Chemicals, Inc........................  22,180      80,346
   Denki Kagaku Kogyo Kabushiki Kaisha.....................  16,226      63,406
   Hitachi Chemical Co., Ltd...............................   3,600      82,480
   Imperial Chemical Industries PLC........................  66,472     370,950
   Ishihara Sangyo Kaisha, Ltd.............................  10,000      17,477
   Johnson Matthey PLC.....................................  12,248     263,122
   JSR Corp................................................   6,100     148,085
   Kaneka Corp.............................................  10,081     120,039
   Kansai Paint Co., Ltd...................................   8,000      55,734
   Kingboard Chemicals Holdings, Ltd.......................  30,500      72,769
   Koninklijke DSM NV......................................   8,450     312,439
   L'Air Liquide SA........................................   6,080   1,093,819
   Lonza Group AG..........................................   2,111     119,029
   Mitsubishi Chemical Holdings Corp.+.....................  39,200     229,356
   Mitsubishi Gas Chemical Co., Inc........................  12,864     105,127
   Mitsui Chemicals, Inc...................................  22,000     121,481
   Nippon Kayaku Co., Ltd..................................   6,000      47,060
   Nippon Shokubai Co., Ltd................................   4,502      47,392
   Nissan Chemical Industries, Ltd.........................   6,000      81,913
   Nitto Denko Corp........................................   5,607     383,635
   Sekisui Chemical Co., Ltd...............................  15,925     108,704
   Shin-Etsu Chemical Co., Ltd.............................  13,126     677,594
   Showa Denko K.K.........................................  35,798     132,723
   Solvay SA...............................................   3,541     389,801
   Sumitomo Bakelite Co., Ltd..............................   7,000      50,870
   Sumitomo Chemical Co., Ltd..............................  50,000     310,469
   Syngenta AG+............................................   5,965     654,064
   Taiyo Nippon Sanso Corp.................................   9,000      57,671
   Tokuyama Corp........................................... 188,000   2,162,176
   Tosoh Corp..............................................  16,718      74,087
   Ube Industries, Ltd.....................................  29,463      75,496
   Yara International ASA..................................  11,486     175,003
   Zeon Corp...............................................   6,000      74,637
                                                                    -----------
                                                                     12,876,193
                                                                    -----------
 Commercial Services -- 2.57%
   ABB, Ltd.+.............................................. 109,726     962,724
   Abertis Infraestructuras SA.............................  12,096     320,690
   Acciona SA..............................................   1,596     176,597
   ACS, Actividades de Construccion y Servicios SA.........  13,780     397,056
   Aggreko PLC.............................................  14,216      62,725
   Ansell, Ltd.............................................   8,058      63,904
   Autoroutes du Sud de la France..........................   3,222     183,721
   Autostrade SpA..........................................  15,948     359,343
   Balfour Beatty PLC......................................  23,803     137,255
   Benesse Corp............................................   2,214      70,150
   Brambles Industries PLC.................................  40,417     273,865
   Brambles Industries, Ltd................................  54,124     386,498
   Brisa-Auto Estradas de Portugal SA......................  18,411     148,565
   Bunzl PLC...............................................  19,141     195,468
   Canon Sales Co., Inc....................................   3,000      62,501
   Cap Gemini SA+..........................................   6,963     274,288
   Cheung Kong Infrastructure Holdings, Ltd................  25,636      82,737
   Chiyoda Corp............................................   4,000      77,259
   Cintra Concesiones de Infrastructuras de Transporte SA+.  10,960     133,110
   COMSYS Holdings Corp....................................   4,737      55,394
   Cookson Group PLC+......................................  10,565      69,888
   Dai Nippon Printing Co., Ltd............................  22,000     374,660
   Davis Service Group PLC.................................   9,429      73,975
   De La Rue PLC...........................................   9,250      67,408

                                                                       Value
                                                            Shares  (Note 2)(1)

-------------------------------------------------------------------------------
Commercial Services (continued)
  Downer EDI, Ltd..........................................  15,460 $    78,786
  Group 4 Securicor PLC....................................  63,606     168,959
  Grupo Ferrovial SA.......................................   3,521     245,048
  Hays PLC.................................................  88,870     184,101
  Hellenic Technodomiki Tev SA.............................   5,378      26,419
  Hochtief AG..............................................   3,319     134,240
  Intertek Group PLC.......................................   8,663     106,360
  Itochu Techno-Science Corp...............................   1,000      41,554
  JGC Corp.................................................   6,282     113,730
  Kajima Corp..............................................  30,000     149,682
  Kinden Corp..............................................   5,036      44,060
  Kone Oyj+................................................   4,174     139,566
  Leighton Holdings, Ltd...................................   7,607      91,318
  Li & Fung, Ltd...........................................  98,000     197,540
  Linde AG.................................................   4,660     332,899
  Macquarie Infrastructure Group........................... 131,490     341,016
  Marubeni Corp............................................  45,000     222,283
  Mitsubishi Logistics Corp................................   4,000      51,016
  Multiplex Group..........................................  35,038      85,200
  Nichii Gakkan Co.........................................     800      19,564
  Park24 Co., Ltd..........................................  80,000   2,039,988
  Rank Group PLC...........................................  34,833     185,210
  Rentokil Initial PLC..................................... 101,002     280,507
  Securitas AB.............................................  16,304     249,678
  SembCorp Marine, Ltd.....................................  29,000      45,588
  Serco Group PLC..........................................  25,851     130,915
  SGS SA...................................................     240     193,804
  Shimizu Corp.............................................  19,559     127,663
  Singapore Post, Ltd......................................  75,000      52,099
  Singapore Technologies Engineering, Ltd..................  74,000     115,038
  Smiths Group PLC.........................................  31,463     528,259
  Societe des Autoroutes du Nord et de l'Est de la France+.   1,281      85,358
  Societe des Autoroutes Paris-Rhin-Rhone..................   1,891     132,511
  Takuma Co., Ltd..........................................   3,066      22,745
  TIS, Inc.................................................   1,268      30,879
  Toppan Printing Co., Ltd.................................  19,477     213,441
  Toyo Seikan Kaisha, Ltd..................................   5,526      82,738
  Toyota Tsusho Corp....................................... 136,000   2,757,338
  Transurban Group.........................................  44,152     220,281
  Vinci SA.................................................   9,243     732,625
  YIT-Yhtyma Oyj...........................................   3,483     140,927
                                                                    -----------
                                                                     16,150,714
                                                                    -----------
Conglomerates -- 1.90%
  Amano Corp...............................................   1,948      31,155
  DCC PLC..................................................   4,487      80,833
  Futuris Corp., Ltd.......................................  29,601      42,871
  Groupe Bruxelles Lambert SA..............................   3,857     353,408
  Haw Par Corp., Ltd.......................................   6,429      19,191
  Hutchison Whampoa, Ltd................................... 118,000   1,116,335
  Invensys, PLC+........................................... 317,295      95,712
  Itochu Corp..............................................  51,000     383,642
  Keppel Corp., Ltd........................................  30,000     207,438
  LVMH Moet Hennessy Louis Vuitton SA......................  13,666   1,165,514
  Mitsubishi Corp.......................................... 141,901   2,889,041
  Noble Group, Ltd.........................................  52,000      41,514
  Patrick Corp., Ltd.......................................  36,439     196,510
  Siemens AG...............................................  44,741   3,382,588
  Sumitomo Corp............................................  36,000     424,767
  Swire Pacific, Ltd.......................................  51,816     469,067
  Tomkins PLC..............................................  43,133     213,585
  Wesfarmers, Ltd..........................................  20,996     549,295
  Wharf Holdings, Ltd......................................  69,000     244,227
                                                                    -----------
                                                                     11,906,693
                                                                    -----------
Consumer Service -- 0.01%
  Getronics NV.............................................   6,876      82,994
                                                                    -----------

48     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2005
                      (Unaudited) - CONTINUED


                                                               Value
                                                    Shares  (Note 2)(1)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Drugs -- 6.88%
          Alfresa Holdings Corp....................     900 $    39,659
          Astellas Pharma, Inc.....................  18,400     708,621
          AstraZeneca PLC..........................  89,599   4,118,775
          Bayer AG.................................  36,670   1,461,230
          Celesio AG...............................   2,136     169,399
          Chugai Pharmaceutical Co., Ltd...........  47,436   1,067,200
          CSL, Ltd.................................  10,268     299,138
          Daiichi Sankyo Co., Ltd.+................  22,285     405,359
          Eisai Co., Ltd...........................   8,506     326,356
          Elan Corp. PLC (Dublin)+.................  23,621     244,058
          GlaxoSmithKline PLC...................... 325,510   8,058,857
          H. Lundbeck AS...........................   3,168      65,357
          Kaken Pharmaceutical Co., Ltd............   3,214      23,407
          Kyowa Hakko Kogyo Co., Ltd...............  11,265      79,511
          Mayne Group, Ltd.........................     796       2,164
          Mayne Pharma, Ltd.+......................  34,701      68,712
          MEDICEO Holdings Co., Ltd................   5,200      71,714
          Merck KGaA...............................   2,707     221,119
          Novartis AG.............................. 129,894   6,776,889
          Novo-Nordisk AS..........................  13,422     720,824
          Omega Pharma SA..........................   1,105      51,135
          Orion Oyj, Class B.......................   4,176      74,036
          Roche Holding AG.........................  39,195   5,865,272
          Sanofi-Aventis...........................  58,398   4,698,018
          Santen Pharmaceutical Co., Ltd...........   2,600      61,716
          Schering AG..............................   9,209     595,103
          Serono SA................................     300     219,866
          Shionogi & Co., Ltd......................  10,507     128,869
          Suzuken Co., Ltd.........................   2,100      63,983
          Taisho Pharmaceutical Co., Ltd...........   5,000      89,830
          Takeda Pharmaceutical Co., Ltd...........  70,200   3,839,466
          Tanabe Seiyaku Co........................   8,000      77,066
          Tsumura & Co............................. 100,000   2,261,957
          UCB SA...................................   4,884     239,860
                                                            -----------
                                                             43,194,526
                                                            -----------
        Electronics/Electrical Equipment -- 5.47%
          Advantest Corp...........................   2,510     226,481
          Alps Electric Co., Ltd...................   5,849      92,142
          Anritsu Corp.............................   4,000      21,706
          Bang & Olufsen A/S.......................     642      59,380
          Barco NV.................................     630      43,785
          Canon, Inc...............................  68,600   3,857,692
          Dainippon Screen Manufacturing Co., Ltd..   7,401      57,273
          Electrocomponents PLC....................  24,283     107,274
          Epcos AG+................................   2,733      33,814
          Fanuc, Ltd...............................  33,100   2,703,173
          Fuji Electric Holdings Co., Ltd..........  18,000      82,780
          Fujikura, Ltd............................  11,000      84,142
          Furukawa Electric Co., Ltd.+.............  20,000     119,454
          Gamesa Corp. Tecnologica SA..............   9,501     132,462
          GN Store Nord AS.........................  12,122     143,791
          Hirose Electric Co., Ltd.................   1,081     144,881
          Hitachi Cable, Ltd.......................   6,000      24,995
          Hitachi, Ltd............................. 107,849     728,013
          Ibiden Co., Ltd..........................  77,400   4,136,573
          Johnson Electric Holdings, Ltd...........  82,000      82,774
          Keyence Corp.............................   1,000     253,414
          Koninklijke Philips Electronics NV.......  73,422   2,041,417
          Kyocera Corp.............................   5,443     370,962
          Mabuchi Motor Co., Ltd...................   1,000      55,513
          Matsushita Electric Industrial Co., Ltd..  70,000   1,412,072
          Minebea Co., Ltd.........................  12,125      65,634
          Mitsubishi Electric Corp................. 385,000   2,571,009
          Mitsumi Electric Co., Ltd................   2,300      23,596
          Murata Manufacturing Co., Ltd............   6,873     389,187
          National Grid PLC........................ 151,276   1,396,017
          NEC Corp.................................  64,441     387,783

                                                                Value
                                                     Shares  (Note 2)(1)

        ----------------------------------------------------------------
        Electronics/Electrical Equipment (continued)
          Neopost SA................................   1,782 $   168,034
          NGK Insulators, Ltd.......................   9,537     146,598
          Nippon Electric Glass Co., Ltd............  51,000   1,028,536
          OCE NV....................................   4,382      62,571
          Oki Electric Industry Co., Ltd............  18,000      59,761
          Omron Corp................................   7,284     165,640
          Pioneer Corp..............................   5,211      71,816
          Premier Farnell PLC.......................  20,249      56,175
          Ricoh Co., Ltd............................  22,000     383,911
          Sanyo Electric Co., Ltd...................  54,000     120,193
          Schneider Electric SA.....................  12,619   1,083,284
          Secom Co., Ltd............................   6,659     340,652
          Seiko Epson Corp..........................   3,700      94,609
          Sharp Corp................................  31,330     483,518
          SMC Corp..................................   1,800     240,517
          Sony Corp.................................  33,862   1,254,896
          Stanley Electric Co., Ltd.................   5,200      84,623
          Sumitomo Electric Industries, Ltd.........  24,487     337,074
          Taiyo Yuden Co............................   4,000      44,034
          TDK Corp..................................   4,000     332,718
          Thomson...................................  14,485     295,574
          Tokyo Seimitsu Co., Ltd...................  45,000   2,438,536
          Toshiba Corp.............................. 497,618   2,604,044
          Ushio, Inc................................   3,800      84,544
          Venture Corp, Ltd.........................  13,000     104,930
          Vestas Wind Systems A/S+..................   9,112     135,336
          Yamaha Corp...............................   6,051      94,279
          Yaskawa Electric Corp.+...................   7,000      66,264
          Yokogawa Electric Corp....................   7,000     112,438
                                                             -----------
                                                              34,344,294
                                                             -----------
        Financial Services -- 2.12%
          3I Group PLC..............................  31,285     457,199
          Acom Co., Ltd.............................   2,439     145,178
          Aeon Credit Service Co., Ltd..............   1,000      75,230
          Aiful Corp................................   2,150     162,460
          Amvescap PLC..............................  40,768     276,773
          Australian Stock Exchange, Ltd............   5,732     128,451
          Babcock & Brown, Ltd......................   8,374     107,694
          Banca Fideuram SpA........................  16,407      89,764
          Cattles PLC...............................  18,341      93,350
          Challenger Financial Services Group, Ltd..  22,460      65,188
          Credit Saison Co., Ltd....................   5,454     233,492
          D. Carnegie & Co. AB......................   2,473      34,752
          Daiwa Securities Group, Inc...............  42,045     407,605
          Deutsche Boerse AG........................   5,613     551,014
          Euronext NV...............................   4,709     212,076
          Fortis....................................  65,329   1,936,022
          Hellenic Exchanges SA.....................   2,583      24,402
          Hitachi Capital Corp......................   1,700      33,941
          Hong Kong Exchanges & Clearing, Ltd.......  58,000     209,963
          ICAP PLC..................................  27,079     168,870
          Irish Life & Permanent PLC................  15,082     272,008
          Jafco Co., Ltd............................   1,100      77,684
          London Stock Exchange PLC.................  14,202     146,400
          Macquarie Airports........................  35,634      81,663
          Man Group PLC.............................  16,432     501,500
          Mitsubishi SecuritiesCo., Ltd.............  10,000     114,472
          MLP AG....................................   3,333      65,209
          Nikko Cordial Corp........................  26,000     351,816
          Nomura Holdings, Inc......................  60,100     999,199
          OMX AB+...................................   4,437      57,436
          ORIX Corp.................................  17,800   3,815,158
          Perpetual Trustees Australia, Ltd.........   2,248     107,452
          Promise Co., Ltd..........................   2,950     177,370
          Provident Financial PLC...................  14,251     145,827
          Sampo Oyj.................................  22,208     361,207
          Schroders PLC.............................   6,936     105,641

November 30, 2005    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     49
                                    (Unaudited) - CONTINUED


                                                                Value
                                                     Shares  (Note 2)(1)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Financial Services (continued)
          SFCG Co., Ltd.............................     200 $    42,281
          SFE Corp., Ltd............................   7,477      73,277
          Shinko Securities Co., Ltd................  17,000      70,346
          Singapore Exchange, Ltd...................  41,000      66,362
          Takefuji Corp.............................   3,750     252,619
          Tower, Ltd.+..............................  15,999      22,440
          Yamaichi Securities Co., Ltd. ADR+#(2)(7).   6,000           0
                                                             -----------
                                                              13,320,791
                                                             -----------
        Foods -- 2.67%
          Ajinomoto Co., Inc........................  20,807     206,379
          Ariake Japan Co., Ltd.....................     700      15,285
          Axfood AB.................................   1,719      44,861
          Cadbury Schweppes PLC..................... 116,145   1,112,963
          Casino Guichard Perrachon SA..............   2,160     141,899
          Colruyt SA................................     886     118,962
          Compass Group PLC......................... 120,246     437,021
          Danisco A/S...............................   2,805     197,183
          Delhaize Group............................   3,962     249,891
          East Asiatic Co., Ltd. A/S................   1,083      97,912
          Ebro Puleva SA............................   4,722      83,317
          Fyffes PLC................................  17,498      42,267
          Greencore Group PLC.......................   8,680      34,271
          Groupe Danone.............................  13,267   1,367,348
          House Foods Corp..........................   2,483      34,660
          Iaws Group PLC............................   5,926      83,843
          Katokichi Co., Ltd........................   4,209      27,175
          Kerry Group PLC...........................   7,307     157,989
          Kesko Oyj, Class B........................   3,649      94,709
          Kikkoman Corp.............................   5,531      52,599
          Meiji Dairies Corp........................   8,000      40,034
          Meiji Seika Kaisha, Ltd...................  10,975      56,511
          Nestle SA.................................  22,512   6,631,614
          Nichirei Corp.............................   9,213      37,305
          Nippon Meat Packers, Inc..................   6,000      61,295
          Nisshin Seifun Group, Inc.................   7,459      72,621
          Nissin Food Products Co., Ltd.............   3,055      84,209
          Olam International, Ltd...................  34,000      30,630
          Orkla ASA.................................  10,667     395,212
          QP Corp...................................   3,500      29,660
          Royal Numico NV+..........................   8,697     357,334
          Sodexho Alliance SA.......................   5,323     211,741
          Suedzucker AG.............................   3,698      82,130
          Tate & Lyle PLC...........................  27,160     256,800
          Toyo Suisan Kaisha, Ltd...................   3,000      47,970
          Unilever NV...............................  31,887   2,138,895
          Unilever PLC.............................. 154,307   1,506,865
          Want Want Holdings, Ltd...................  22,000      22,139
          Yakult Honsha Co., Ltd....................   3,658      75,304
          Yamazaki Baking Co., Ltd..................   4,513      35,309
                                                             -----------
                                                              16,774,112
                                                             -----------
        Freight -- 1.21%
          A/S Dampskibsselskabet Torm...............     813      37,731
          AP Moller - Maersk A/S....................      67     628,293
          Arriva PLC................................  10,893     107,274
          Associated British Ports Holdings PLC.....  16,917     167,155
          Buhrmann NV...............................   6,501      85,849
          Cargotec Corp.+...........................   2,131      69,705
          ComfortDelGro Corp., Ltd..................  99,000      87,692
          Compangie Maritime Belge SA...............     977      31,532
          Cosco Corp. Singapore, Ltd................  22,000      30,677
          Deutsche Post AG..........................  34,145     740,719
          DSV AS....................................   1,129     116,000
          Euronav NV................................   1,026      28,898
          Exel PLC..................................  16,332     340,965
          Firstgroup PLC............................  21,966     129,574
          Frontline, Ltd............................   2,896     117,242

                                                                 Value
                                                      Shares  (Note 2)(1)

      -------------------------------------------------------------------
      Freight (continued)
        Kamigumi Co., Ltd............................   9,135 $   75,111
        Kawasaki Kisen Kaisha, Ltd...................  15,631     92,357
        Kuehne & Nagel International AG..............     600    160,818
        Mitsui & Co., Ltd............................  48,331    593,262
        Mitsui OSK Lines, Ltd........................ 246,000  1,807,532
        National Express Group PLC...................   7,633    118,310
        Neptune Orient Lines, Ltd....................  29,000     48,943
        Nippon Express Co., Ltd......................  27,879    148,825
        Nippon Yusen Kabushiki Kaisha................  35,000    212,400
        Orient Overseas International, Ltd...........  12,483     40,490
        Peninsular and Oriental Steam Navigation Co..  41,783    316,063
        Seino Transportation Co., Ltd................   5,893     53,751
        SembCorp Logistics, Ltd......................  17,337     17,205
        Sojitz Holdings Corp.+.......................  11,200     62,415
        Stagecoach Group PLC.........................  48,057     97,135
        Stolt-Nielsen SA.............................   2,148     70,271
        Toll Holdings, Ltd...........................  13,824    141,281
        TPG NV.......................................  23,074    621,472
        Yamato Transport Co., Ltd....................  12,923    211,665
                                                              ----------
                                                               7,608,612
                                                              ----------
      Hardware & Tools -- 0.01%
        Makita Corp..................................   3,800     92,968
                                                              ----------
      Healthcare -- 0.57%
        Alliance Unichem PLC.........................  14,105    181,001
        Capio AB+....................................   4,484     79,077
        DCA Group, Ltd...............................  22,508     65,594
        Essilor International SA.....................   5,497    455,258
        Fisher & Paykel Healthcare Corp..............  26,908     71,631
        Gambro AB, Class A...........................   9,796     96,569
        Gambro AB, Class B...........................   5,332     52,650
        Hoya Corp....................................  61,500  2,214,967
        Parkway Holdings, Ltd........................  33,000     39,985
        Phonak Holding AG............................   2,373    100,970
        SSL International PLC........................  10,574     51,304
        Symbion Health Ltd...........................  34,701     94,351
        William Demant Holding+......................   1,516     79,950
                                                              ----------
                                                               3,583,307
                                                              ----------
      Heavy Duty Trucks/Parts -- 0.02%
        Hino Motors, Ltd.............................   9,000     55,404
        Nokian Renkaat Oyj...........................   5,705     74,220
                                                              ----------
                                                                 129,624
                                                              ----------
      Home Builders -- 0.25%
        Barratt Developments PLC.....................  13,501    210,250
        Bellway PLC..................................   6,316    112,156
        Berkeley Group Holdings PLC+.................   6,066    106,136
        Bovis Homes Group PLC........................   6,644     82,969
        Daiwa House Industry Co., Ltd................  16,070    222,654
        Persimmon PLC................................  15,501    294,585
        Sekisui House, Ltd...........................  17,000    201,497
        Taylor Woodrow PLC...........................  32,831    192,124
        Wimpey George PLC............................  21,924    164,841
                                                              ----------
                                                               1,587,212
                                                              ----------
      Hospital Supplies -- 0.07%
        Elekta AB....................................   4,839     72,614
        Fresenius Medical Care AG....................   1,952    185,124
        Terumo Corp..................................   5,700    157,536
                                                              ----------
                                                                 415,274
                                                              ----------
      Household Products -- 0.58%
        Aderans Co., Ltd.............................   1,300     32,487
        Beiersdorf AG................................     938    113,276
        Fisher & Paykel Appliances Holdings, Ltd.....  13,988     31,903
        Givaudan SA..................................     372    236,234
        Kao Corp.....................................  17,000    398,913

50     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2005
                      (Unaudited) - CONTINUED


                                                               Value
                                                    Shares  (Note 2)(1)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Household Products (continued)
           Kose Corp...............................   1,100 $   39,586
           L'Oreal SA..............................  16,538  1,190,473
           Oriflame Cosmetics SA SDR...............   1,706     44,884
           Pacific Brands, Ltd.....................  28,062     59,293
           Reckitt Benckiser PLC...................  34,432  1,061,206
           Shiseido Co., Ltd.......................  13,000    208,743
           Societe BIC SA..........................   1,707     99,811
           Toto, Ltd...............................   9,771     87,500
           Uni-Charm Corp..........................   1,500     68,656
                                                            ----------
                                                             3,672,965
                                                            ----------
         Human Resources -- 0.14%
           Adecco SA...............................   7,309    331,496
           Capita Group PLC........................  36,908    249,323
           Goodwill Group, Inc.....................      15     28,205
           Meitec Corp.............................   1,216     40,307
           Randstad Holdings NV....................   2,581    106,415
           Vedior NV...............................   9,418    132,996
                                                            ----------
                                                               888,742
                                                            ----------
         Information Processing - Hardware -- 0.48%
           Casio Computer Co., Ltd.................   7,392    126,768
           Logitech International SA+..............   4,543    207,941
           Net One Systems Co., Ltd................      18     38,757
           Nidec Corp..............................   3,660    260,909
           Otsuka Corp.............................  26,000  2,283,488
           Wincor Nixdorf AG.......................     876     85,664
                                                            ----------
                                                             3,003,527
                                                            ----------
         Information Processing - Services -- 0.39%
           Atos Origin+............................   3,751    251,575
           Computershare, Ltd......................  21,578    111,190
           CSK Corp................................   2,200     97,220
           E*Trade Securities Co., Ltd.............      15     78,263
           eAccess, Ltd............................      42     25,183
           Index Corp..............................      29     36,233
           Indra Sistemas SA.......................   7,267    143,277
           LogicaCMG PLC...........................  63,935    175,466
           Matsui Securities Co., Ltd..............   3,700     36,522
           NTT Data Corp...........................      43    151,270
           Obic Co., Ltd...........................     250     40,174
           Rakuten, Inc............................     140    101,337
           Softbank Corp...........................   8,300    664,132
           Tietoenator Oyj.........................   4,388    145,700
           Wm-data AB..............................  17,367     52,488
           Yahoo! Japan Corp.......................     256    309,018
                                                            ----------
                                                             2,419,048
                                                            ----------
         Information Processing - Software -- 0.72%
           Business Objects SA+....................   3,758    149,537
           Dassault Systemes SA....................   3,176    175,493
           Fuji Soft ABC, Inc......................   1,100     32,129
           Hitachi Software Engineering Co., Ltd...   1,100     19,630
           iSOFT Group PLC.........................  12,165     79,806
           Misys PLC...............................  26,978    100,970
           Nomura Research Instutute, Ltd..........  12,800  1,307,462
           Oracle Corp. Japan......................   1,100     43,550
           Sage Group PLC..........................  71,655    286,632
           SAP AG..................................  12,352  2,222,418
           Telelogic AB+...........................  12,716     30,115
           Trend Micro, Inc........................   3,000    100,512
                                                            ----------
                                                             4,548,254
                                                            ----------
         Insurance -- 4.04%
           Aegon NV................................  79,188  1,253,821
           Alleanza Assicurazioni SpA..............  23,608    278,042
           Allianz AG..............................  20,981  3,048,239
           AMP, Ltd.@.............................. 103,775    588,807
           Assicurazioni Generali SpA..............  53,390  1,652,933

                                                                  Value
                                                       Shares  (Note 2)(1)

      --------------------------------------------------------------------
      Insurance (continued)
        Aviva PLC..................................... 132,657 $ 1,567,220
        Axa...........................................  79,947   2,397,550
        AXA Asia Pacific Holdings, Ltd................  48,597     180,683
        Britannic Group PLC...........................  11,078     122,372
        CNP Assurances................................   1,934     146,457
        Corp. Mapfre SA...............................   5,998     100,716
        Friends Provident PLC......................... 105,256     345,660
        ING Groep NV.................................. 104,549   3,378,061
        Insurance Australia Group, Ltd................  88,970     343,450
        Legal & General Group PLC..................... 362,911     729,878
        Mediolanum SpA................................  14,202      89,993
        Millea Holdings, Inc..........................      49     805,301
        Mitsui Sumitomo Insurance Co., Ltd............  40,996     465,875
        Munchener Rueckversicherungs AG...............   9,606   1,253,350
        Pohjola Group PLC, Class D....................   3,457      54,186
        Prudential PLC................................ 132,988   1,207,637
        QBE Insurance Group, Ltd......................  42,887     601,093
        Royal & Sun Alliance Insurance Group.......... 162,785     319,489
        SCOR..........................................  45,940      92,732
        Skandia Forsakrings AB........................  56,711     310,435
        Sompo Japan Insurance, Inc....................  28,000     365,328
        Storebrand ASA................................  12,997     118,708
        Swiss Re......................................  17,967   1,326,537
        T&D Holdings, Inc.............................   7,759     487,523
        Topdanmark A/S+...............................   1,056      86,149
        Zurich Financial Services AG+.................   8,034   1,629,966
                                                               -----------
                                                                25,348,191
                                                               -----------
      Investment Company -- 0.03%
        Macquarie Communications Infrastructure Group.  18,594      76,471
        SBI Holdings, Inc.............................     185      99,982
                                                               -----------
                                                                   176,453
                                                               -----------
      Leisure & Tourism -- 1.01%
        Accor SA......................................  10,955     580,126
        Amer Group....................................   3,994      71,638
        Aristocrat Leisure, Ltd.@.....................  17,267     156,494
        Autogrill SpA.................................   6,387      85,504
        Carnival PLC..................................   9,519     533,298
        Creative Technology, Ltd......................   3,100      25,527
        EMI Group PLC.................................  44,072     176,431
        Enterprise Inns PLC...........................  19,496     291,979
        First Choice Holidays PLC.....................  25,038      92,372
        Hilton Group PLC..............................  89,317     513,596
        Hyatt Regency SA..............................   2,352      27,367
        Intercontinental Hotels Group PLC.............  24,683     332,626
        Konami Corp...................................   3,161      63,031
        Kuoni Reisen Holding+.........................     159      61,793
        Lottomatica SpA...............................   1,739      59,257
        Mitchells & Butlers PLC.......................  27,955     179,097
        Namco Bandai Holdings, Inc.+..................   7,018     105,924
        NH Hoteles SA.................................   4,335      65,245
        Nintendo Co., Ltd.............................   3,300     361,445
        OPAP SA.......................................  12,457     391,809
        Oriental Land Co., Ltd........................   1,771      94,256
        Paddy Power PLC...............................   2,513      31,473
        Punch Taverns PLC.............................  14,110     201,164
        Sankyo Co., Ltd...............................   1,700      85,533
        Sega Sammy Holdings, Inc......................   4,700     150,411
        Shangri-La Asia, Ltd..........................  64,000      92,022
        Shimano, Inc..................................   2,640      62,983
        Sky City Entertainment Group, Ltd.............  23,298      76,865
        Skylark Co., Ltd..............................   2,900      46,297
        TABCORP Holdings, Ltd.........................  29,229     333,730
        Toho Co., Ltd.................................   4,900      98,148
        TUI AG........................................  12,565     241,828
        UNiTAB, Ltd...................................   6,697      63,785
        Whitbread PLC.................................  14,361     232,591
        William Hill PLC..............................  21,941     192,015
        Yamaha Motor Co., Ltd.........................   6,400     145,608
                                                               -----------
                                                                 6,323,268
                                                               -----------

November 30, 2005    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     51
                                    (Unaudited) - CONTINUED


                                                                   Value
                                                        Shares  (Note 2)(1)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Machinery -- 2.75%
       Alfa Laval AB...................................   5,276 $   104,573
       Alstom RGPT+....................................   6,133     345,902
       Amada Co., Ltd..................................  11,863      98,119
       Andritz AG......................................     508      50,737
       Atlas Copco AB, Series A........................  18,603     371,553
       Atlas Copco AB, Series B........................  11,563     205,839
       BBA Group PLC...................................  27,071     145,947
       Ebara Corp......................................  10,000      41,311
       FKI PLC.........................................  32,481      63,400
       Glory, Ltd......................................   2,100      34,342
       Heidelberger Druckmaschien AG...................   2,876     102,799
       Hitachi Construction Machinery Co., Ltd.........   3,400      65,601
       IMI PLC.........................................  19,442     156,947
       Ishikawajima-Harima Heavy Industries Co., Ltd.+.  37,596      95,688
       Japan Steel Works, Ltd.......................... 500,000   2,265,993
       KCI Konecranes Oyj..............................     763      33,887
       Komatsu, Ltd.................................... 200,000   2,763,979
       Komori Corp.....................................   1,905      36,442
       Kubota Corp.....................................  35,000     271,897
       MAN AG..........................................   7,864     390,868
       Metso Oyj.......................................   5,870     153,265
       Mitsubishi Heavy Industries, Ltd................ 103,000     432,010
       NSK, Ltd........................................  15,077      97,679
       NTN Corp........................................  14,277      97,741
       Okuma Holdings, Inc............................. 210,000   1,881,817
       OSG Corp........................................ 116,000   1,965,461
       RHI AG+.........................................   1,157      32,106
       Rieter Holding AG...............................     249      71,385
       Sandvik AB......................................  11,240     530,322
       SIG Holding AG..................................     345      72,091
       Sulzer AG.......................................     202      97,533
       Sumitomo Heavy Industries, Ltd..................  18,000     130,547
       Techtronic Industries Co........................  61,000     155,209
       THK Co., Ltd....................................   3,500      92,265
       Toshiba Machine Co., Ltd........................ 200,000   1,789,837
       Toyoda Machine Works, Ltd....................... 130,000   1,721,988
       Toyota Industries Corp..........................   6,700     231,949
       Wartsila Oyj....................................   3,281      87,750
                                                                -----------
                                                                 17,286,779
                                                                -----------
     Manufacturing -- 0.04%
       Orica, Ltd......................................  15,235     224,188
                                                                -----------
     Medical Technology -- 0.30%
       Cochlear, Ltd...................................   3,028      88,710
       Coloplast A/S...................................   1,497      81,292
       Getinge AB......................................  10,182     130,673
       Nobel Biocare Holding AG........................   1,293     292,787
       Novozymes A/S, Series B.........................   2,806     140,672
       Qiagen NV+......................................   7,831      89,156
       Smith & Nephew PLC..............................  52,391     466,005
       Sonic Healthcare, Ltd...........................  14,613     161,173
       Straumann Holding AG............................     432      93,543
       Synthes, Inc....................................   2,564     274,771
       Zeltia SA.......................................   8,849      64,314
                                                                -----------
                                                                  1,883,096
                                                                -----------
     Metals -- 2.31%
       Acerinox SA.....................................  10,135     134,489
       Alumina, Ltd....................................  64,932     303,976
       Anglo American PLC..............................  79,171   2,471,255
       Arcelor.........................................  28,554     681,892
       Assa Abloy AB...................................  16,252     239,952
       Bekaert SA......................................     779      61,451
       BHP Billiton, Ltd............................... 200,134   3,219,235
       BlueScope Steel, Ltd............................  39,766     207,097
       Boehler-Uddeholm AG.............................     570      93,004
       Corus Group PLC................................. 248,116     237,720
       Daido Steel Co., Ltd............................ 232,000   1,676,515

                                                                     Value
                                                         Shares   (Note 2)(1)

  ---------------------------------------------------------------------------
  Metals (continued)
    Hoganas AB, Class B................................     1,531 $    31,497
    JFE Holding, Inc...................................    18,900     595,499
    Kobe Steel, Ltd....................................    91,000     264,488
    Nippon Steel Corp..................................   207,389     702,297
    Nisshin Steel Co., Ltd.............................    29,000      82,601
    OneSteel, Ltd......................................    31,469      82,893
    Rautaruukki Oyj....................................     4,769      97,024
    SKF AB.............................................    21,977     285,749
    Ssab Svenskt Stal AB, Series A.....................     2,837      91,057
    Ssab Svenskt Stal AB, Series B.....................     1,445      42,696
    Sumitomo Metal Industries, Ltd.....................   678,000   2,339,000
    ThyssenKrupp AG....................................    20,092     404,013
    Tokyo Steel Manufacturing Co., Ltd.................     3,700      47,986
    Viohalco, Hellenic Copper and Aluminum Industry SA.     6,122      42,702
    Voestalpine AG.....................................     1,105     104,873
                                                                  -----------
                                                                   14,540,961
                                                                  -----------
  Mining -- 1.32%
    BHP Billiton PLC...................................   137,696   2,044,333
    Dowa Mining Co., Ltd...............................    10,000      87,219
    Iluka Resources, Ltd...............................    12,995      75,544
    Mitsubishi Materials Corp..........................    33,000     133,206
    Mitsui Mining & Smelting Co., Ltd..................    19,977     112,902
    Newcrest Mining, Ltd...............................    18,442     289,973
    Nippon Light Metal Co., Ltd........................    16,000      39,778
    Outokumpu Oyj......................................     5,626      75,565
    Rio Tinto PLC......................................    59,651   2,423,518
    Rio Tinto, Ltd.....................................    15,848     717,715
    Sumitomo Metal Mining Co., Ltd.....................    18,341     184,481
    Toho Titanium Co., Ltd.............................    16,000   1,937,937
    Umicore............................................     1,350     145,498
                                                                  -----------
                                                                    8,267,669
                                                                  -----------
  Multimedia -- 0.58%
    APN News & Media, Ltd..............................    16,081      56,642
    Lagardere SCA......................................     6,715     474,355
    Pearson PLC........................................    44,775     518,297
    Promotora de Informaciones SA......................     4,273      73,387
    Publishing & Broadcasting, Ltd.....................     7,510      91,494
    Reuters Group PLC..................................    79,672     548,744
    Seat Pagine Gialle SpA+............................   226,371     105,253
    Telecom Italia Media SpA+..........................    61,111      34,418
    Tokyo Broadcasting System, Inc.....................     1,300      30,161
    Vivendi Universal SA...............................    59,924   1,728,797
                                                                  -----------
                                                                    3,661,548
                                                                  -----------
  Oil & Gas -- 7.50%
    Australian Gas Light Co., Ltd@.....................    25,473     305,881
    BG Group PLC.......................................   197,560   1,835,816
    BP PLC@............................................ 1,167,846  12,825,841
    Caltex Australia, Ltd..............................     7,531     117,800
    Centrica PLC.......................................   205,244     812,646
    ENI SpA............................................   145,213   3,937,739
    Gas Natural SDG SA.................................     9,993     272,402
    Hellenic Petroleum SA..............................     5,966      83,456
    INPEX Corp.........................................        13      95,216
    Lundin Petroleum AB+...............................     9,087      92,597
    Neste Oil OYJ+.....................................     7,121     208,281
    Nippon Mining Holdings, Inc........................    25,500     167,094
    Nippon Oil Corp....................................    42,000     305,517
    Norsk Hydro ASA....................................     7,927     795,833
    OMV AG.............................................     9,205     507,251
    Origin Energy, Ltd.................................    44,058     229,465
    Osaka Gas Co., Ltd.................................    68,188     223,398
    Petroleum Geo-Services ASA+........................     3,138      88,522
    Prosafe ASA........................................     1,937      69,421
    Repsol YPF SA......................................    51,083   1,504,218
    Royal Dutch Shell PLC, Class A (Amsterdam).........   187,354   5,764,305

52     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2005
                      (Unaudited) - CONTINUED


                                                               Value
                                                    Shares  (Note 2)(1)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Oil & Gas (continued)
           Royal Dutch Shell PLC, Class A (London).  38,945 $ 1,200,653
           Royal Dutch Shell PLC, Class B (London). 153,944   4,979,334
           Santos, Ltd.............................  32,993     278,366
           SBM Offshore NV.........................   1,910     149,530
           Showa Shell Sekiyu KK...................   5,800      65,289
           Singapore Petroleum Co., Ltd............   6,943      19,554
           Smedvig ASA, Class A....................   2,051      42,861
           Statoil ASA.............................  36,638     800,879
           Stolt Offshore SA+......................  10,634     110,487
           Technip SA..............................   4,846     273,946
           Teikoku Oil Co., Ltd....................   7,711      85,851
           Tokyo Gas Co., Ltd......................  76,077     305,602
           TonenGeneral Sekiyu KK..................  11,000     117,061
           Total SA, Class B@......................  31,205   7,798,852
           Woodside Petroleum, Ltd.................  26,035     673,130
                                                            -----------
                                                             47,144,094
                                                            -----------
         Paper/Forest Products -- 0.40%
           Amcor, Ltd.@............................  48,999     252,776
           Billerud AB.............................   2,992      35,404
           Holmen AB, Series B.....................   2,969      92,764
           Mayr-Melnhof Karton AG..................     235      31,304
           Nippon Paper Group, Inc.................      32     111,293
           Norske Skogindustrier ASA...............   9,076     132,491
           OJI Paper Co., Ltd......................  27,528     141,250
           PaperlinX, Ltd..........................  24,890      62,670
           Rexam PLC...............................  30,804     270,943
           Stora Enso Oyj..........................  33,595     429,838
           Svenska Cellulosa AB....................  10,803     374,619
           UPM-Kymmene Oyj.........................  29,133     548,017
                                                            -----------
                                                              2,483,369
                                                            -----------
         Photography -- 0.17%
           AGFA-Gevaert NV.........................   5,393     106,106
           Fuji Photo Film Co., Ltd................  16,573     530,809
           Konica Minolta Holdings, Inc............  15,336     140,048
           Nikon Corp..............................   8,485     127,782
           Olympus Corp............................   7,206     184,679
                                                            -----------
                                                              1,089,424
                                                            -----------
         Pollution Control -- 0.02%
           Tomra Systems ASA.......................   9,758      68,470
           Waste Management NZ, Ltd................   5,595      24,575
                                                            -----------
                                                                 93,045
                                                            -----------
         Publishing -- 0.60%
           Arnoldo Mondadori Editore SpA...........   6,514      60,061
           Daily Mail & General Trust..............  16,751     216,025
           Emap PLC................................  14,400     212,651
           Eniro AB................................   8,791      95,352
           Gruppo Editoriale L'Espresso SpA........   9,671      48,790
           Independent News & Media PLC............  31,247      85,126
           John Fairfax Holdings, Ltd..............  51,569     148,863
           Reed Elsevier NV........................  39,278     521,988
           Reed Elsevier PLC.......................  71,164     630,486
           Schibsted ASA...........................   2,741      77,029
           SCMP Group, Ltd.........................  52,372      18,225
           Singapore Press Holdings, Ltd...........  88,250     234,248
           Trinity Mirror PLC......................  16,163     168,965
           United Business Media PLC...............  15,387     159,871
           VNU NV..................................  13,612     423,523
           Wolters Kluwer NV.......................  16,133     321,730
           Yell Group PLC..........................  39,312     333,720
                                                            -----------
                                                              3,756,653
                                                            -----------
         Railroads & Equipment -- 0.39%
           Central Japan Railway Co................      53     454,500
           East Japan Railway Co...................     115     721,803

                                                                Value
                                                     Shares  (Note 2)(1)

        ----------------------------------------------------------------
        Railroads & Equipment (continued)
          Keihin Electric Express Railway Co., Ltd..  15,582 $   96,723
          Keio Electric Railway Co., Ltd............  19,000    106,819
          Keisei Electric Railway Co., Ltd..........   9,000     59,867
          Kintetsu Corp.............................  53,072    191,651
          MTR Corp..................................  76,500    153,082
          Odakyu Electric Railway Co., Ltd..........  22,000    118,516
          RT Group PLC+(2)(7).......................  10,000        865
          SMRT Corp., Ltd...........................  34,000     21,692
          Tobu Railway Co., Ltd.....................  26,624    117,354
          Tokyu Corp................................  29,426    174,593
          West Japan Railway Co.....................      57    217,919
                                                             ----------
                                                              2,435,384
                                                             ----------
        Real Estate -- 2.43%
          Allgreen Properties, Ltd..................  26,816     21,229
          British Land Co, PLC......................  28,937    488,155
          Brixton PLC...............................  14,255     99,214
          CapitaLand, Ltd...........................  61,000    117,729
          Castellum AB..............................   2,179     79,116
          Centro Properties Group...................  44,922    209,014
          CFS Gandel Retail Trust...................  84,294    119,712
          Cheung Kong Holdings, Ltd.................  83,562    866,258
          City Developments, Ltd....................  28,000    136,145
          Commonwealth Property Office Fund.........  85,578     79,886
          Daito Trust Construction Co., Ltd.........   2,653    129,182
          DB RREEF Trust............................ 144,801    147,164
          Fabege AB.................................   4,300     72,484
          Gecina SA.................................     520     58,313
          General Property Trust.................... 101,260    292,569
          Great Portland Estates PLC................   9,065     62,496
          Hammerson PLC.............................  15,884    260,968
          Hang Lung Properties, Ltd................. 103,000    154,583
          Henderson Land Development Co., Ltd.......  41,000    180,518
          Hopewell Holdings.........................  35,955     88,022
          Hysan Development Co., Ltd................  36,000     84,592
          IMMOFINANZ Immobilien Anlagen AG+.........  18,726    177,250
          ING Industrial Fund.......................  41,239     68,135
          Inmobiliaria Colonial.....................   1,676     92,307
          Investa Property Group....................  85,108    127,375
          IVG Immobilen AG..........................   3,883     74,896
          Japan Prime Reality Investment Group......      15     41,180
          Keppel Land, Ltd..........................  20,706     46,499
          Kerry Properties, Ltd.....................  27,500     73,702
          Kiwi Income Property Trust................  39,421     36,451
          Klepierre.................................   1,288    118,854
          Kungsleden AB.............................   2,600     75,665
          Land Securities Group PLC.................  26,125    697,589
          Lend Lease Corp., Ltd.....................  20,017    206,047
          Leopalace21 Corp..........................   4,000    127,269
          Liberty International PLC.................  13,461    227,220
          Macquarie Goodman Group...................  67,233    214,626
          Meinl European Land, Ltd.+................   5,356     93,644
          Metrovacesa SA............................   3,123    199,496
          Mirvac Group..............................  47,632    142,154
          Mitsubishi Estate Co., Ltd................  36,750    536,231
          Mitsui Fudosan Co., Ltd...................  26,000    417,581
          NTT Urban Development Corp................       8     41,190
          PSP Swiss Property AG+....................   2,094     89,155
          Sacyr Vallehermoso SA.....................   6,125    155,751
          Singapore Land, Ltd.......................   7,488     23,597
          Sino Land Co..............................  84,000     99,281
          Slough Estates PLC........................  23,597    221,428
          Stockland.................................  73,799    337,696
          Sumitomo Realty & Development Co., Ltd....  12,000    198,971
          Sun Hung Kai Properties, Ltd..............  73,395    696,617
          Tokyo Tatemono Co., Ltd...................   9,000     75,158
          Tokyu Land Corp........................... 273,000  1,993,815
          Unibail...................................   2,541    315,965

November 30, 2005    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     53
                                    (Unaudited) - CONTINUED


                                                              Value
                                                   Shares  (Note 2)(1)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Real Estate (continued)
            United Overseas Land, Ltd.............  29,700 $    41,932
            Urban Corp............................  36,000   2,380,366
            Westfield Group.......................  82,519   1,037,267
            Wihlborgs Fastigheter AB+.............     865      19,037
            Wing Tai Holdings, Ltd................  27,000      22,224
                                                           -----------
                                                            15,290,970
                                                           -----------
          Real Estate Investment Trusts -- 0.15%
            Ascendas Real Estate Investment Trust.  51,000      58,660
            CapitaMall Trust......................  47,000      62,374
            Cofinimmo SA..........................     329      51,189
            Corio NV..............................   2,252     118,517
            Japan Real Estate Investment Corp.....      11      86,656
            Japan Retail Fund Investment Corp.....       9      67,260
            Nippon Building Fund, Inc.............      13     104,438
            Nomura Real Estate Office Fund, Inc...       7      48,300
            Rodamco Europe NV.....................   2,501     197,277
            Suntec Real Estate Investment Trust...  47,000      29,966
            Wereldhave NV.........................   1,160     109,103
                                                           -----------
                                                               933,740
                                                           -----------
          Retail -- 4.45%
            Aeon Co., Ltd.........................  22,130     491,362
            Altana AG.............................   3,916     207,200
            Aoyama Trading Co., Ltd...............   2,000      61,921
            Boots Group PLC.......................  40,299     414,285
            Bulgari SpA...........................   8,299      85,301
            Carrefour SA..........................  31,470   1,362,525
            Circle K Sunkus Co., Ltd..............   1,500      33,805
            Citizen Watch Co., Ltd................  12,247     100,852
            Coles Myer, Ltd.......................  65,626     483,252
            Compagnie Financiere Richemont AG(3)..  27,666   1,089,443
            Culture Convenience Club Co., Ltd.....  53,000   2,023,982
            D'ieteren SA..........................     155      40,308
            Daimaru, Inc..........................   7,477     100,171
            Dixons Group PLC...................... 103,718     273,175
            Douglas Holding AG....................   1,853      69,456
            FamilyMart Co., Ltd...................   2,256      66,699
            Fast Retailing Co., Ltd...............   1,800     127,151
            Folli - Follie SA.....................     924      24,179
            Germanos SA...........................   3,172      51,239
            Giordano International, Ltd...........  84,000      47,356
            Grafton Group PLC+....................  11,901     111,123
            GUS PLC...............................  56,805     876,514
            Hankyu Department Stores, Inc.........   5,120      42,837
            Harvey Norman Holdings, Ltd...........  29,502      62,797
            Hellenic Duty Free Shops SA...........   1,037      17,516
            Hennes & Mauritz AB, Class B..........  26,438     826,190
            HMV Group PLC.........................  22,369      71,973
            Inditex SA............................  12,171     358,010
            Isetan Co., Ltd.......................   6,094     119,799
            J Sainsbury PLC.......................  75,964     372,044
            Jeronimo Martins SA...................   2,107      30,271
            KarstadtQuelle AG+....................   3,529      45,384
            Kesa Electricals PLC..................  29,544     125,189
            Kingfisher PLC........................ 131,047     509,716
            Koninklijke Ahold NV+.................  86,746     651,743
            Lawson, Inc...........................   2,000      79,617
            Marks & Spencer Group PLC.............  92,633     727,719
            Marui Co., Ltd........................  10,596     198,044
            Matsumotokiyoshi Co., Ltd.............   1,400      39,574
            Metro AG..............................   8,136     364,322
            Mitsukoshi, Ltd.......................  15,000      75,008
            Next PLC..............................  14,319     340,646
            Nitori Co., Ltd.......................     650      48,283
            Pinault-Printemps-Redoute SA..........   3,695     397,175
            Point, Inc............................  32,000   2,099,169
            Ryohin Keikaku Co., Ltd...............     900      58,960

                                                                       Value
                                                            Shares  (Note 2)(1)

 ------------------------------------------------------------------------------
 Retail (continued)
   Seven & I Holdings Co., Ltd.+...........................  73,400 $ 2,566,876
   Shimachu Co., Ltd.......................................   1,597      44,584
   Shimamura Co., Ltd......................................  18,700   2,255,604
   Signet Group PLC........................................  96,878     171,812
   Sonae SGPS SA...........................................  50,210      85,816
   Swatch Group AG.........................................   3,011      88,462
   Swatch Group AG, Class B................................   1,844     264,938
   Takashimaya Co., Ltd....................................   9,000     138,686
   Tesco PLC............................................... 437,640   2,289,502
   UNY Co., Ltd............................................   6,295      85,344
   Valora Holding AG+......................................     185      33,438
   Warehouse Group, Ltd....................................   7,669      20,188
   Woolworths, Ltd.........................................  63,771     799,925
   Yamada Denki Co., Ltd...................................  32,500   3,302,167
                                                                    -----------
                                                                     27,950,627
                                                                    -----------
 Semiconductors -- 0.50%
   ARM Holdings PLC........................................  76,975     161,327
   ASM Pacific Technology, Ltd.............................  10,000      54,862
   ASML Holding NV+........................................  27,000     514,594
   Chartered Semiconductor Manufacturing, Ltd.+............  56,000      41,076
   Elpida Memory, Inc.+....................................   1,400      40,257
   Fujitsu, Ltd............................................  59,448     434,209
   Infineon Technologies AG+...............................  35,450     316,521
   Micronas Holding AG+....................................   1,809      59,056
   Nec Electronics Corp....................................   1,300      45,397
   Rohm Co., Ltd...........................................   3,608     325,510
   Sanken Electric Co., Ltd................................   4,000      55,047
   Solomon Systech International, Ltd...................... 106,000      43,252
   STATS ChipPAC, Ltd.+....................................  72,000      47,470
   STMicroelectronics NV...................................  35,333     618,258
   Tokyo Electron, Ltd.....................................   5,500     333,311
   Unaxis Holding AG+......................................     316      44,352
                                                                    -----------
                                                                      3,134,499
                                                                    -----------
 Telecommunications -- 6.04%
   Alcatel SA+.............................................  69,205     853,644
   Belgacom SA.............................................   9,082     303,182
   BT Group PLC............................................ 472,591   1,738,674
   Cable & Wireless PLC.................................... 133,788     273,695
   Cosmote Mobile Telecommunications SA....................   7,422     158,409
   Datacraft Asia, Ltd.+...................................  14,000      14,406
   Deutsche Telekom AG..................................... 152,223   2,526,920
   Eircom Group PLC........................................  44,537     104,278
   Elisa Corp., Class A....................................   8,794     166,877
   France Telecom SA.......................................  94,301   2,359,140
   Hellenic Telecommunications Organization SA+............  16,418     351,883
   Hikari Tsushin, Inc.....................................     700      49,821
   Hutchison Telecommunications International, Ltd.+.......  79,000     109,510
   Intracom SA.............................................   4,763      27,559
   KDDI Corp...............................................      86     449,931
   Kudelski SA+............................................   1,963      59,606
   Marconi Corp PLC+.......................................  11,699      75,756
   Mobistar SA.............................................   1,587     128,070
   Nippon Telegraph and Telephone Corp.....................     176     795,401
   Nokia Oyj............................................... 247,351   4,223,415
   NTT DoCoMo, Inc.........................................     579     907,091
   PCCW, Ltd............................................... 205,657     130,160
   Portugal Telecom SGPS SA................................  42,300     387,237
   PT Multimedia Servicos de Telecomunicacoes e Multimedia
    SGPS SA................................................   4,377      50,051
   Royal KPN NV............................................ 117,111   1,158,140
   Singapore Telecommunications, Ltd....................... 371,790     550,667
   SmarTone Telecommunications Holding, Ltd................  16,500      17,980
   Swisscom AG.............................................   1,200     374,901
   Tandberg ASA............................................   7,442      65,347
   TDC A/S.................................................  11,000     659,652
   Tele2 AB................................................  17,614     177,812

54     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     November 30, 2005
                      (Unaudited) - CONTINUED


                                                                        Value
                                                            Shares   (Note 2)(1)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Telecommunications (continued)
  Telecom Corp. of New Zealand, Ltd.......................   109,118 $   444,838
  Telecom Italia SpA......................................   596,681   1,664,340
  Telecom Italia SpA RNC..................................   336,194     799,036
  Telefonaktiebolaget LM Ericsson, Class B................   826,157   2,688,355
  Telefonica Publicidad e Informacion SA..................     9,064      72,480
  Telefonica SA...........................................   248,838   3,673,328
  Telekom Austria AG......................................    19,526     442,169
  Telenor ASA.............................................    42,697     400,292
  TeliaSonera AB..........................................   104,044     528,353
  Telstra Corp., Ltd......................................   118,012     334,699
  Tiscali SpA+............................................    13,281      46,191
  Uniden Corp.............................................     3,000      56,681
  Vodafone Group PLC...................................... 3,524,217   7,569,267
                                                                     -----------
                                                                      37,969,244
                                                                     -----------
Textile - Products -- 0.13%
  Kuraray Co., Ltd........................................    12,461     122,884
  Mitsubishi Rayon Co., Ltd...............................    19,042     112,870
  Nisshinbo Industries, Inc...............................     5,532      52,258
  Teijin, Ltd.............................................    29,277     159,700
  Texwinca Holdings, Ltd..................................    35,286      25,019
  Toray Industries, Inc...................................    44,992     306,520
  Toyobo Co., Ltd.........................................    21,876      56,618
                                                                     -----------
                                                                         835,869
                                                                     -----------
Tobacco -- 1.08%
  Altadis SA..............................................    15,800     666,690
  British American Tobacco PLC............................    88,310   1,926,267
  Gallaher Group PLC......................................    36,565     554,445
  Imperial Tobacco Group PLC..............................    39,966   1,188,786
  Japan Tobacco, Inc......................................       165   2,213,857
  Swedish Match AB........................................    18,218     208,209
                                                                     -----------
                                                                       6,758,254
                                                                     -----------
Utilities - Electric -- 2.83%
  Chubu Electric Power Co., Inc...........................    20,000     476,728
  CLP Holdings, Ltd.......................................   101,000     594,861
  Contact Energy, Ltd.....................................    16,086      74,258
  E. ON AG................................................    34,745   3,302,916
  Edison SpA+.............................................    43,567      89,588
  Electrabel SA...........................................     1,492     737,989
  Electric Power Development Co...........................     4,700     152,224
  Endesa SA...............................................    53,160   1,380,513
  Enel SpA................................................   240,130   1,886,250
  Energias de Portugal SA.................................   101,999     300,324
  Fortum Oyj..............................................    24,279     425,739
  Hokkaido Electric Power Co, Inc.........................     5,900     117,272
  HongKong Electric Holdings, Ltd.........................    77,500     377,904
  Iberdrola SA............................................    45,267   1,186,955
  International Power PLC+................................    82,191     346,996
  Kansai Electric Power Co., Inc..........................    26,100     554,051
  Kyushu Electric Power Co., Inc..........................    12,900     274,870
  Public Power Corp.......................................     5,833     121,369
  RWE AG, Class A.........................................    23,360   1,608,823
  Scottish & Southern Energy PLC..........................    47,911     809,767
  Scottish Power PLC......................................   104,090     953,165
  Terna SpA...............................................    66,947     162,478
  Tohoku Electric Power Co., Inc..........................    14,616     281,566
  Tokyo Electric Power Co., Inc...........................    39,000     936,230
  Union Fenosa SA.........................................    11,898     438,839
  Vector, Ltd.+...........................................    13,947      28,406
  Verbund - Oesterreichische Elektrizitatswirtschafts AG,
   Class A................................................       430     134,968
                                                                     -----------
                                                                      17,755,049
                                                                     -----------
Utilities - Gas, Distribution -- 0.12%
  Alinta, Ltd.............................................    14,236     115,427
  Hong Kong & China Gas...................................   202,400     426,585
  Snam Rete Gas SpA.......................................    54,543     230,283
                                                                     -----------
                                                                         772,295
                                                                     -----------

                                                    Shares/
                                                   Principal     Value
                                                    Amount    (Note 2)(1)

      --------------------------------------------------------------------
      Water Services -- 0.59%
        Kelda Group PLC...........................     20,957 $    264,078
        Kurita Water Industries, Ltd..............      3,910       66,958
        Severn Trent PLC..........................     19,394      335,458
        Sociedad General de Aguas de Barcelona SA.      3,251       74,500
        Suez SA...................................     55,513    1,580,595
        Suez Strip SA VVPR+.......................      7,500           88
        United Utilities PLC......................     48,666      541,755
        Veolia Environnement......................     19,272      825,364
                                                              ------------
                                                                 3,688,796
                                                              ------------
      Total Common Stock
         (Cost $521,166,552)......................             589,240,113
                                                              ------------
      PREFERRED STOCK -- 0.20%
      Automotive -- 0.09%
        Porsche AG 0.64%..........................        439      326,770
        Volkswagen AG 4.72%.......................      5,871      224,748
                                                              ------------
                                                                   551,518
                                                              ------------
      Chemical -- 0.05%
        Henkel KGaA 1.49%.........................      3,314      319,163
                                                              ------------
      Hospital Supplies -- 0.02%
        Fresenius Medical Care AG 2.88%...........      1,463      119,619
                                                              ------------
      Machinery -- 0.01%
        Schindler Holding AG 1.95%................        287      108,833
                                                              ------------
      Multimedia -- 0.01%
        ProSieben Sat.1 Media AG 1.69%............      3,051       54,342
                                                              ------------
      Utilities - Electric -- 0.02%
        RWE AG 4.58%..............................      2,176      129,206
                                                              ------------
      Total Preferred Stock
         (Cost $1,092,487)........................               1,282,681
                                                              ------------
      RIGHTS -- 0.00%
      Automotive -- 0.00%
        Fiat SpA+
         Expires 12/14/05.........................     26,121           65
                                                              ------------
      Banks -- 0.00%
        Emporiki Bank of Greece SA+
         Expires 12/21/05.........................      3,472        9,497
                                                              ------------
      Manufacturing -- 0.00%
        Orica, Ltd.+
         Expires 12/14/05.........................      1,850        6,629
                                                              ------------
      Real Estate -- 0.00%
        Cheung Kong Holdings, Ltd.(7)
         Expires 11/10/06.........................      2,455            0
                                                              ------------
      Total Rights
         (Cost $0)................................                  16,191
                                                              ------------
      EXCHANGE - TRADED FUNDS -- 1.98%
      Financial Services -- 1.98%
        iShares MSCI EAFE Index Fund..............    138,000    7,941,900
        iShares MSCI Japan Index Fund#............    360,800    4,495,568
                                                              ------------
                                                                12,437,468
                                                              ------------
      Total Exchange - Traded Funds
         (Cost $12,413,334).......................              12,437,468
                                                              ------------
      FOREIGN BONDS & NOTES -- 0.01%
      Oil & Gas -- 0.01%
        Transco Holdings PLC:
         4.19% due 12/14/22....................... GBP  5,000       12,616
         5.75% due 12/14/09(4).................... GBP  5,000        8,828
         7.00% due 12/16/24....................... GBP  5,000       10,689
                                                              ------------
                                                                    32,133
                                                              ------------
      Total Foreign Bonds & Notes
         (Cost $21,069)...........................                  32,133
                                                              ------------
      Total Long-Term Investment Securities
         (Cost $534,693,442)......................             603,008,586
                                                              ------------

November 30, 2005    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     55
                                    (Unaudited) - CONTINUED


                                                             Shares/
                                                            Principal       Value
                                                             Amount      (Note 2)(1)
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.65%
Collective Investment Pool -- 0.51%
  Securities Lending Quality Trust(5)....................   3,168,551   $  3,168,551
                                                                        ------------
Government Obligations -- 0.14%
  United States Treasury Bills:
   3.84% due 12/08/05@................................... $   900,000        899,331
                                                                        ------------
Total Short-Term Investment Securities
   (Cost $4,067,882).....................................                  4,067,882
                                                                        ------------
REPURCHASE AGREEMENT -- 3.86%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $24,258,480 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.25%, due 08/15/08 and having an
   approximate value of $24,987,655
   (Cost $24,256,000)@...................................  24,256,000     24,256,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $563,017,324)(6)................................      100.50%   631,332,468
Liabilities in excess of other assets                           (0.50)%   (3,124,233)
                                                          -----------   ------------
NET ASSETS --                                                  100.00%  $628,208,235
                                                          ===========   ============


--------
ADR--AmericanDepository Receipt
SDR--SwedishDepository Receipt
VVPR--Reducedtax rate shares
+  Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#  The security or a portion thereof is out on loan (see Note 2).
(1)A substantial number of the Fund's holdings were valued using fair value procedures at November 30, 2005. At November 30, 2005, the aggregate value of these securities was $628,208,235 representing 93.91% of net assets. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Fair valued security (see Note 2)
(3)Consists of more than one class of shares traded together as a unit.
(4)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2005.
(5)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)See Note 5 for cost of investments on a tax basis.
(7)Illiquid security


Open Futures Contracts
-------------------------------------------------------------------------------------
                                                                         Unrealized
Number of                      Expiration  Value at     Value as of    Appreciation/
Contracts     Description         Date    Trade Date November 30, 2005 (Depreciation)
-------------------------------------------------------------------------------------
  9 Long  MSCI Singapore Index  Dec 2005  $  289,780    $  289,993        $    213
  2 Long  Hang Seng Index.....  Dec 2005     482,965       480,515          (2,450)
 12 Long  OMXS 30 Index.......  Dec 2005     550,893       542,011          (8,882)
  1 Long  IBEX 35 Index.......  Dec 2005     622,015       623,223           1,208
  5 Long  CAC 40 10 Euro Index  Dec 2005   1,395,311     1,402,055           6,744
  1 Long  Amsterdam Index.....  Dec 2005     585,491       593,979           8,488
  1 Long  DJ Stoxx 50 Index...  Dec 2005     790,374       811,071          20,697
 11 Long  S&P/MIB Index.......  Dec 2005     607,768       603,758          (4,010)
300 Long  SPI 200 Index.......  Dec 2005   1,770,568     1,797,566          26,998
  7 Long  MSCI Pan Euro Index.  Dec 2005   8,266,684     8,423,484         156,800
  8 Long  FTSE 100 Index......  Dec 2005   2,895,244     2,917,342          22,098
  2 Long  DAX Index...........  Dec 2005   2,173,891     2,302,490         128,599
                                                                          --------
                                                                          $356,503
                                                                          ========

Currency Legend

GBP--British Pound

See Notes to Financial Statements

56    INTERNATIONAL GOVERNMENT BOND FUND - PORTFOLIO PROFILE     November 30, 2005
                            (Unaudited)

Industry Allocation*

                        Foreign Government Bonds. 68.79%
                        Government Obligations...  8.23%
                        Financial Services.......  7.81%
                        Government Agencies......  2.34%
                        Banks....................  1.88%
                        Household Products.......  1.71%
                        Supranational............  1.69%
                        Automotive...............  0.91%
                        Broadcasting.............  0.62%
                        Paper/Forest Products....  0.60%
                        Retail...................  0.60%
                        Aerospace/Defense........  0.47%
                        Water Services...........  0.41%
                        Repurchase Agreement.....  0.07%
                        Foreign Government Rights  0.32%
                                                  -----
                                                  96.45%
                                                  =====

Country Allocation*

                             United States. 18.18%
                             Brazil........ 11.08%
                             Japan......... 10.68%
                             France........  5.19%
                             Russia........  5.08%
                             Germany.......  4.39%
                             Greece........  4.18%
                             United Kingdom  4.00%
                             Argentina.....  3.44%
                             Turkey........  3.38%
                             Italy.........  3.35%
                             South Africa..  3.30%
                             Venezuela.....  3.30%
                             Mexico........  2.61%
                             Canada........  2.40%
                             Supranational.  1.69%
                             Netherlands...  1.43%
                             Finland.......  1.37%
                             Colombia......  1.26%
                             Spain.........  1.18%
                             Sweden........  1.15%
                             Ukraine.......  0.75%
                             Uruguay.......  0.74%
                             Peru..........  0.71%
                             Hungary.......  0.54%
                             Indonesia.....  0.39%
                             Belgium.......  0.26%
                             Australia.....  0.22%
                             Denmark.......  0.20%
                                            -----
                                            96.45%
                                            =====

Credit Quality+#

                         Government -- Treasury   8.55%
                         Government -- Agency..   2.43%
                         AAA...................  20.61%
                         AA....................  17.61%
                         A.....................  10.26%
                         BBB...................  10.34%
                         BB....................  17.52%
                         B.....................   7.34%
                         Not Rated@............   5.34%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

November 30, 2005      INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        57
                                    INVESTMENTS (Unaudited)


                                           Principal Amount
                                           (Denominated in    Value
                                           Local Currency)   (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS -- 15.01%
        Finland -- 0.76%
          Sampo Housing Loan Bank PLC,
           2.50% due 9/23/10..............  EUR    200,000  $   228,699
          Stora Enso Oyj,
           3.88% due 12/15/09.............  SEK  6,800,000      849,847
                                                            -----------
                                                              1,078,546
                                                            -----------
        France -- 1.55%
          Dexia Municipal Agency,
           0.80% due 5/21/12..............  JPY195,000,000    1,603,796
          Veolia Environment,
           4.00% due 2/12/16..............  EUR    500,000      587,057
                                                            -----------
                                                              2,190,853
                                                            -----------
        Germany -- 1.60%
          Aries Vermogensverwaltung GmbH,
           9.60% due 10/25/14.............  USD  1,750,000    2,254,175
                                                            -----------
        Netherlands -- 1.43%
          Nederlandse Waterschapsbank,
           3.25% due 6/18/07..............  EUR    700,000      831,032
          Sovrisc BV,
           4.63% due 10/31/08.............  USD  1,200,000    1,196,332
                                                            -----------
                                                              2,027,364
                                                            -----------
        United Kingdom -- 2.13%
          BAE Systems PLC,
           11.88% due 12/29/08............  GBP    320,000      661,514
          BSKYB Finance UK PLC,
           5.75% due 10/20/17.............  GBP    500,000      873,495
          Nationwide Building Society,
           3.50% due 12/7/15..............  EUR    550,000      640,710
          Tesco PLC,
           0.70% due 9/20/06..............  JPY100,000,000      837,953
                                                            -----------
                                                              3,013,672
                                                            -----------
        United States -- 7.54%
          BMW US Capital Corp. LLC:
           2.75% due 9/23/10..............  EUR    750,000      860,350
           4.75% due 11/28/08.............  GBP    250,000      430,751
          Citigroup, Inc.:
           0.80% due 10/30/08.............  JPY150,000,000    1,261,570
           3.63% due 11/30/12(3)..........  EUR    700,000      823,060
          General Electric Capital Corp.:
           1.00% due 3/21/12..............  JPY170,000,000    1,398,461
           4.13% due 9/19/35..............  EUR    600,000      673,144
           4.38% due 1/15/09..............  USD  2,840,000    2,796,500
          Procter & Gamble Co.:
           2.00% due 6/21/10..............  JPY200,000,000    1,756,185
           4.13% due 12/7/20..............  EUR    560,000      659,530
                                                            -----------
                                                             10,659,551
                                                            -----------
        Total Corporate Bonds
           (Cost $22,320,880).............                   21,224,161
                                                            -----------
        GOVERNMENT BONDS -- 79.36%
        Argentina -- 3.14%
          Republic of Argentina:
           4.01% due 8/3/12(1)............  USD  1,980,000    1,556,280
           5.25% due 12/31/38(2)..........  USD  2,673,134      858,076
           8.28% due 12/31/33.............  USD  2,424,159    2,029,021
                                                            -----------
                                                              4,443,377
                                                            -----------
        Australia -- 0.22%
          Queensland Treasury Corp.,
           5.50% due 5/14/10..............  AUD    420,000      310,693
                                                            -----------

                                          Principal Amount
                                          (Denominated in    Value
                                          Local Currency)   (Note 2)

          ------------------------------------------------------------
          Belgium -- 0.26%
            Kingdom of Belgium,
             5.50% due 3/28/28...........  EUR    250,000  $   370,204
                                                           -----------
          Brazil -- 11.08%
            Brazil Federative Republic:
             5.25% due 4/15/12(1)........  USD  1,338,224    1,316,544
             7.88% due 3/7/15............  USD    915,000      938,790
             8.00% due 1/15/18...........  USD  1,030,000    1,081,500
             8.25% due 1/20/34...........  USD    570,000      568,290
             8.75% due 2/4/25............  USD  1,540,000    1,604,680
             8.88% due 10/14/19..........  USD    660,000      703,890
             8.88% due 4/15/24...........  USD    275,000      290,125
             10.25% due 6/17/13..........  USD  1,245,000    1,471,590
             10.50% due 7/14/14..........  USD  1,050,000    1,252,650
             11.00% due 8/17/40..........  USD  3,840,000    4,730,880
             12.50% due 1/5/16(4)........  BRL  3,926,000    1,708,661
                                                           -----------
                                                            15,667,600
                                                           -----------
          Canada -- 2.40%
            Government of Canada:
             3.00% due 6/1/07............  CAD  1,680,000    1,424,195
             5.25% due 6/1/13............  CAD  2,130,000    1,973,972
                                                           -----------
                                                             3,398,167
                                                           -----------
          Colombia -- 1.26%
            Republic of Colombia:
             8.25% due 12/22/14..........  USD    310,000      341,000
             10.75% due 1/15/13..........  USD    920,000    1,134,360
             12.00% due 10/22/15(4)......  COP593,000,000      304,897
                                                           -----------
                                                             1,780,257
                                                           -----------
          Denmark -- 0.20%
            Kingdom of Denmark,
             7.00% due 11/10/24..........  DKK  1,250,000      284,790
                                                           -----------
          Finland -- 0.61%
            Republic of Finland,
             3.00% due 7/4/08............  EUR    730,000      864,109
                                                           -----------
          France -- 3.64%
            Government of France:
             2.50% due 7/12/10...........  EUR    570,000      655,341
             4.75% due 10/25/12..........  EUR  2,500,000    3,214,127
             5.50% due 4/25/29...........  EUR    855,347    1,273,668
                                                           -----------
                                                             5,143,136
                                                           -----------
          Germany -- 2.79%
            Federal Republic of Germany,
             3.50% due 10/9/09...........  EUR  3,290,000    3,947,472
                                                           -----------
          Greece -- 4.18%
            Republic of Greece:
             6.00% due 5/19/10...........  EUR    886,837    1,165,694
             6.50% due 10/22/19..........  EUR    859,837    1,302,703
             8.60% due 3/26/08...........  EUR  2,590,000    3,433,771
                                                           -----------
                                                             5,902,168
                                                           -----------
          Hungary -- 0.54%
            Republic of Hungary,
             9.00% due 4/12/07...........  HUF158,000,000      755,983
                                                           -----------
          Indonesia -- 0.39%
            Republic of Indonesia,
             7.25% due 4/20/15...........  USD    550,000      557,977
                                                           -----------
          Italy -- 3.35%
            Republic of Italy:
             4.00% due 2/1/37............  EUR  1,060,000    1,229,120
             4.75% due 2/1/13............  EUR  1,920,000    2,461,712
             9.00% due 11/1/23...........  EUR    532,912    1,038,343
                                                           -----------
                                                             4,729,175
                                                           -----------

58       INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        November 30, 2005
                INVESTMENTS (Unaudited) - CONTINUED


                                          Principal Amount
                                          (Denominated in    Value
                                          Local Currency)   (Note 2)
         -------------------------------------------------------------
         GOVERNMENT BONDS (continued)
         Japan -- 10.68%
           Government of Japan:
            0.50% due 6/20/07............  JPY122,300,000  $ 1,026,124
            0.80% due 3/20/13............  JPY253,000,000    2,063,338
            1.40% due 12/20/14...........  JPY341,700,000    2,859,890
            1.90% due 12/20/10...........  JPY358,000,000    3,153,170
            2.00% due 3/20/25............  JPY197,000,000    1,653,848
            2.70% due 3/20/07............  JPY165,000,000    1,422,849
            5.00% due 9/21/09............  JPY300,000,000    2,923,717
                                                           -----------
                                                            15,102,936
                                                           -----------
         Mexico -- 2.59%
           United Mexican States:
            6.75% due 9/27/34............  USD    350,000      375,375
            8.13% due 12/30/19...........  USD    900,000    1,102,500
            8.30% due 8/15/31............  USD    650,000      827,125
            9.50% due 12/18/14...........  MXN 13,600,000    1,358,068
                                                           -----------
                                                             3,663,068
                                                           -----------
         Peru -- 0.71%
           Republic of Peru,
            7.35% due 7/21/25............  USD    975,000    1,002,300
                                                           -----------
         Russia -- 5.08%
           Russian Federation:
            7.50% due 3/31/30(2).........  USD  6,000,000    6,721,200
            12.75% due 6/24/28...........  USD    250,000      455,250
                                                           -----------
                                                             7,176,450
                                                           -----------
         South Africa -- 3.30%
           Republic of South Africa:
            13.00% due 8/31/10...........  ZAR 22,190,000    4,169,420
            13.50% due 9/15/15...........  ZAR  2,325,000      499,588
                                                           -----------
                                                             4,669,008
                                                           -----------
         Spain -- 1.18%
           Kingdom of Spain,
            5.75% due 7/30/32............  EUR  1,070,000    1,667,288
                                                           -----------
         Sweden -- 1.15%
           Kingdom of Sweden,
            5.00% due 1/28/09............  SEK 12,300,000    1,621,762
                                                           -----------
         Turkey -- 3.38%
           Republic of Turkey:
            7.00% due 6/5/20.............  USD    630,000      622,440
            7.25% due 3/15/15............  USD    260,000      270,075
            8.00% due 2/14/34............  USD    490,000      519,400
            11.88% due 1/15/30...........  USD  2,260,000    3,361,750
                                                           -----------
                                                             4,773,665
                                                           -----------
         Ukraine -- 0.75%
           Government of Ukraine,
            7.65% due 6/11/13............  USD    975,000    1,057,680
                                                           -----------
         United Kingdom -- 1.87%
           Government of United Kingdom:
            5.00% due 9/7/14.............  GBP  1,451,000    2,647,799
            5.75% due 12/7/09............  GBP        250          456
                                                           -----------
                                                             2,648,255
                                                           -----------
         United States -- 10.57%
           Federal Home Loan Bank,
            6.80% due 11/21/16...........  USD  1,000,000    1,155,182
           Federal National Mtg. Assoc.,
            2.13% due 10/9/07............  JPY250,000,000    2,158,182
           United States Treasury Bonds:
            6.25% due 8/15/23............  USD  1,345,000    1,573,808
            8.00% due 11/15/21...........  USD  3,435,000    4,651,876

                                                       Principal Amount
                                                       (Denominated in
                                                       Local Currency)     Value
                                                           /Shares        (Note 2)

------------------------------------------------------------------------------------
United States (continued)
  United States Treasury Notes:
   3.50% due 5/31/07..................................   USD3,600,000   $  3,552,890
   4.00% due 2/15/15..................................   USD  910,000        873,493
   4.25% due 11/15/13.................................   USD1,000,000        982,031
                                                                        ------------
                                                                          14,947,462
                                                                        ------------
Uruguay -- 0.74%
  Republic of Uruguay,
   7.50% due 3/15/15..................................   USD  450,000        445,500
  Republic of Uruguay,
   8.00% due 11/18/22.................................   USD  320,000        314,800
  Republic of Uruguay,
   9.25% due 5/17/17..................................   USD  260,000        286,650
                                                                        ------------
                                                                           1,046,950
                                                                        ------------
Venezuela -- 3.30%
  Republic of Venezuela:
   8.50% due 10/8/14..................................   USD1,130,000      1,209,665
   9.25% due 9/15/27..................................   USD2,095,000      2,417,630
   9.33% due 1/13/34..................................   USD  900,000      1,035,000
                                                                        ------------
                                                                           4,662,295
                                                                        ------------
Total Government Bonds
   (Cost $110,329,021)................................                   112,194,227
                                                                        ------------
SUPRANATIONAL -- 1.69%
  European Investment Bank,
   4.00% due 1/15/07
   (Cost $1,762,711)..................................   EUR2,000,000      2,390,305
                                                                        ------------
RIGHTS -- 0.32%
  Republic of Argentina, Expires 12/15/35(6)..........      9,420,781        423,935
  United Mexican States, Series D Expires 06/30/06
   VRR+(4)............................................        500,000          9,900
  United Mexican States, Series E Expires 06/30/07
   VRR+(4)............................................        500,000         12,500
                                                                        ------------
Total Rights
   (Cost $447,166)....................................                       446,335
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $134,859,778)................................                   136,255,028
                                                                        ------------
REPURCHASE AGREEMENT -- 0.07%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 3.68%, dated 11/30/05, to be
   repurchased 12/01/05 in the amount of $106,011
   and collateralized by Federal National Mtg. Assoc.
   Bonds, bearing interest at 4.25%, due 05/15/09
   and having an approximate value of $108,596
   (Cost $106,000)....................................        106,000        106,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $134,965,778)(5).............................          96.45%   136,361,028
Other assets less liabilities.........................           3.55%     5,015,534
                                                         ------------   ------------
NET ASSETS --                                                  100.00%  $141,376,562
                                                         ============   ============

--------
VRR- Value Recovery Rights
+  Non-income producing security
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2005.
(2)"Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(3)Variable rate security -- the rate reflected is as of November 30, 2005; maturity date reflects next reset date.
(4)Fair valued security (see Note 2)
(5)See Note 5 for cost of investments on a tax basis.
(6)Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.

November 30, 2005      INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        59
                              INVESTMENTS (Unaudited) - CONTINUED

         Open Forward Currency Contracts
         -------------------------------------------------------------
                                                             Gross
              Contract to        In Exchange    Delivery   Unrealized
                Deliver              For          Date    Appreciation
         -------------------------------------------------------------
              *JPY 200,000,000 USD   1,748,573 02/03/2006  $  66,176
                                                           =========
         -------------------------------------------------------------
                                                             Gross
              Contract to        In Exchange    Delivery   Unrealized
                Deliver              For          Date    Depreciation
         -------------------------------------------------------------
         *EUR        1,885,000 USD   2,220,926 02/03/2006   $ (9,156)
         *USD        2,234,686 EUR   1,885,000 02/03/2006     (4,604)
         *USD          548,349 JPY  64,000,000 02/03/2006     (9,982)
          *USD       1,167,843 JPY 136,000,000 02/03/2006    (23,814)
                                                           ---------
                                                             (47,556)
                                                           ---------
                                                           $  18,620
                                                           =========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
COP--Colombian Peso
DKK--Danish Krone
EUR--Euro Dollar
GBP--British Pound
HUF--Hungarian Forint
JPY--Japanese Yen
MXN--Mexican Peso
PLN--Polish Zloty
SEK--Swedish Krona
USD--United States Dollar
ZAR--South African Rand

See Notes to Financial Statements

60  INTERNATIONAL GROWTH I FUND - PORTFOLIO PROFILE (Unaudited)  November 30, 2005

Industry Allocation*

                   Banks.............................  15.43%
                   Collective Investment Pool........  13.97%
                   Drugs.............................   9.89%
                   Oil & Gas.........................   8.66%
                   Electronics/Electrical Equipment..   7.26%
                   Telecommunications................   4.66%
                   Retail............................   4.42%
                   Insurance.........................   4.38%
                   Chemical..........................   4.07%
                   Commercial Services...............   3.18%
                   Leisure & Tourism.................   3.13%
                   Automotive........................   3.12%
                   Foods.............................   3.10%
                   Financial Services................   2.43%
                   Building Materials................   2.23%
                   Beverages.........................   2.11%
                   Household Products................   1.84%
                   Machinery.........................   1.71%
                   Railroads & Equipment.............   1.52%
                   Apparel & Products................   1.44%
                   Healthcare........................   1.36%
                   Metals............................   1.32%
                   Tobacco...........................   1.32%
                   Water Services....................   1.16%
                   Repurchase Agreement..............   0.89%
                   Semiconductors....................   0.79%
                   Conglomerates.....................   0.76%
                   Multimedia........................   0.76%
                   Utilities -- Electric.............   0.75%
                   Textile -- Products...............   0.69%
                   Airlines..........................   0.66%
                   Broadcasting......................   0.62%
                   Information Processing -- Software   0.60%
                   Publishing........................   0.60%
                   Hospital Supplies.................   0.52%
                   Medical Technology................   0.43%
                   Real Estate.......................   0.30%
                   Information Processing -- Services   0.25%
                   Mining............................   0.25%
                   Auto -- Cars......................   0.23%
                   Information Processing -- Hardware   0.22%
                   Shipbuilding......................   0.09%
                   Human Resources...................   0.08%
                   Freight...........................   0.05%
                                                      ------
                                                      113.25%
                                                      ======

Country Allocation*

                             United States.  20.56%
                             Japan.........  19.17%
                             France........  15.77%
                             United Kingdom  15.73%
                             Switzerland...   9.79%
                             Germany.......   4.30%
                             Spain.........   3.21%
                             Canada........   3.00%
                             Australia.....   2.91%
                             Netherlands...   2.63%
                             Italy.........   2.33%
                             Greece........   2.26%
                             Ireland.......   1.80%
                             Hong Kong.....   1.62%
                             Sweden........   1.41%
                             Belgium.......   1.33%
                             Austria.......   1.20%
                             Korea.........   0.97%
                             Singapore.....   0.71%
                             China.........   0.64%
                             Norway........   0.57%
                             Mexico........   0.26%
                             Hungary.......   0.24%
                             Turkey........   0.19%
                             South Africa..   0.15%
                             Thailand......   0.14%
                             Brazil........   0.13%
                             Indonesian....   0.13%
                             Poland........   0.10%
                                            ------
                                            113.25%
                                            ======

*  Calculated as a percentage of Net Assets.

November 30, 2005    INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS     61
                                          (Unaudited)


                                                                   Value
                                                       Shares   (Note 2)(2)
    -----------------------------------------------------------------------
    COMMON STOCK -- 97.17%
    Airlines -- 0.66%
      Ryanair Holdings PLC Sponsored ADR+#...........    44,236 $ 2,203,838
      Singapore Airlines, Ltd........................    53,000     366,389
                                                                -----------
                                                                  2,570,227
                                                                -----------
    Apparel & Products -- 1.44%
      Adidas-Salomon AG..............................    18,410   3,229,476
      Esprit Holdings, Ltd...........................   203,000   1,426,570
      Puma AG Rudolf Dassier Sport...................     3,700     998,182
                                                                -----------
                                                                  5,654,228
                                                                -----------
    Auto - Cars -- 0.02%
      Hyundai Motor Co...............................     1,060      86,909
                                                                -----------
    Automotive -- 3.12%
      Bridgestone Corp...............................    66,000   1,412,761
      Continental AG.................................    38,746   3,277,570
      Honda Motor Co., Ltd...........................    38,700   2,164,055
      Nissan Motor Co., Ltd..........................    43,600     447,803
      Suzuki Motor Corp..............................    33,700     626,217
      Toyota Motor Corp..............................    72,050   3,485,999
      Volvo AB, Class B..............................    18,202     775,222
                                                                -----------
                                                                 12,189,627
                                                                -----------
    Banks -- 15.43%
      Akbank TAS.....................................    95,400     757,224
      Allied Irish Banks PLC.........................    31,300     675,662
      Anglo Irish Bank Corp. PLC.....................   239,702   3,281,174
      Banco Bilbao Vizcaya Argentaria SA.............   103,390   1,822,231
      Banco Popolare Di Verona e Novara SCRL#........   112,886   2,187,540
      Banco Popular Espanol SA#......................   173,870   2,100,109
      Banco Santander Central Hispano SA.............    69,100     876,483
      Bangkok Bank PCL...............................   218,400     555,890
      Bank of Ireland................................   110,166   1,697,483
      Bank of Yokohama, Ltd#.........................   233,500   1,734,279
      BNP Paribas SA.................................    23,870   1,878,726
      China Construstion Bank+#...................... 5,671,796   1,737,406
      Credit Agricole SA.............................    51,200   1,541,762
      Credit Suisse Group............................    41,290   2,001,700
      DBS Group Holdings, Ltd........................    53,000     511,759
      Depfa Bank PLC.................................    38,990     585,229
      Erste Bank Der Oesterreichischen Sparkassen AG.    73,962   3,929,711
      HDFC Bank, Ltd.................................    12,900     639,711
      Hypo Real Estate Holding AG....................     5,730     297,925
      Julius Baer Holding AG.........................    15,180   1,062,667
      KBC GROEP NV#..................................    43,958   3,806,014
      Kookmin Bank ADR...............................     3,400     224,366
      Mitsubishi Tokyo Financial Group, Inc..........       230   2,907,099
      Mizuho Financial Group, Inc....................        76     532,882
      National Australia Bank, Ltd.#.................    81,300   1,942,174
      National Bank of Greece SA.....................    85,106   3,319,056
      OTP Bank Rt....................................    14,220     933,469
      Powszechna Kasa Oszczednosci Bank Polski SA....    44,370     372,275
      PT Bank Central Asia Tbk....................... 1,499,500     492,566
      Shinsei Bank, Ltd..............................   207,000   1,157,560
      Societe Generale, Class A#.....................    36,198   4,290,693
      Standard Bank Group, Ltd.......................    55,900     590,219
      Standard Chartered, PLC........................   116,880   2,491,955
      UBS AG.........................................    64,529   5,920,934
      UniCredito Italiano SpA (Milan)................   242,850   1,499,995
                                                                -----------
                                                                 60,355,928
                                                                -----------
    Beverages -- 2.11%
      Companhia De Bebidas das Americas ADR..........    20,300     795,760
      Diageo PLC.....................................   205,740   2,962,210
      InBev NV.......................................    33,400   1,409,720
      Pernod-Ricard SA#..............................    18,814   3,072,140
                                                                -----------
                                                                  8,239,830
                                                                -----------

                                                                       Value
                                                            Shares  (Note 2)(2)

 ------------------------------------------------------------------------------
 Broadcasting -- 0.62%
   Grupo Televisa SA ADR...................................  22,370 $ 1,776,178
   Rogers Communications, Inc..............................   7,570     289,250
   Societe Television Francaise 1..........................  14,373     359,630
                                                                    -----------
                                                                      2,425,058
                                                                    -----------
 Building Materials -- 2.23%
   Asahi Glass Co., Ltd.................................... 171,000   1,963,487
   Bouygues SA.............................................  17,800     848,772
   Cemex SA ADR............................................  17,540     987,502
   CRH PLC.................................................  30,480     807,780
   Daikin Industries, Ltd.#................................  66,500   1,804,179
   Taisei Corp.#........................................... 547,000   2,324,690
                                                                    -----------
                                                                      8,736,410
                                                                    -----------
 Chemical -- 3.84%
   BASF AG.................................................  21,536   1,587,676
   JSR Corp................................................  31,200     757,418
   Kaneka Corp.............................................  52,000     619,187
   Koninklijke DSM NV......................................  23,300     861,517
   L'Air Liquide SA........................................  15,170   2,729,151
   Lonza Group AG..........................................  24,760   1,396,100
   Nitto Denko Corp........................................  47,900   3,277,349
   Shin-Etsu Chemical Co., Ltd.............................  40,500   2,090,702
   Syngenta AG+............................................  15,704   1,721,948
                                                                    -----------
                                                                     15,041,048
                                                                    -----------
 Commercial Services -- 3.18%
   ABB, Ltd.+.............................................. 234,790   2,060,022
   ACS, Actividades de Construccion y Servicios SA.........  28,900     832,723
   Brambles Industries, Ltd................................  78,900     563,422
   Cintra Concesiones de Infrastructuras de Transporte SA+.  90,327   1,097,024
   Grupo Ferrovial SA......................................  38,182   2,657,320
   Macquarie Infrastructure Group.......................... 489,900   1,270,542
   Vinci SA#...............................................  50,032   3,965,673
                                                                    -----------
                                                                     12,446,726
                                                                    -----------
 Conglomerates -- 0.76%
   Hutchison Whampoa, Ltd..................................  70,000     662,233
   Keppel Corp., Ltd....................................... 101,000     698,374
   LVMH Moet Hennessy Louis Vuitton SA.....................  18,920   1,613,605
                                                                    -----------
                                                                      2,974,212
                                                                    -----------
 Drugs -- 9.89%
   Astellas Pharma, Inc....................................  71,550   2,755,534
   AstraZeneca PLC......................................... 115,346   5,302,339
   Chugai Pharmaceutical Co., Ltd..........................  24,800     557,942
   Eisai Co., Ltd.#........................................  54,750   2,100,631
   GlaxoSmithKline PLC..................................... 262,550   6,500,117
   Merck KGaA..............................................   8,508     694,969
   Novartis AG.............................................  62,316   3,251,178
   Roche Holding AG........................................  54,207   8,111,718
   Sanofi-Aventis#.........................................  58,882   4,736,955
   Schering AG.............................................  19,150   1,237,510
   Serono SA...............................................     555     406,752
   Shire PLC...............................................  83,900   1,026,142
   Takeda Pharmaceutical Co., Ltd..........................  21,000   1,148,558
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR......  20,894     854,147
                                                                    -----------
                                                                     38,684,492
                                                                    -----------
 Electronics/Electrical Equipment -- 7.26%
   Advantest Corp.#........................................  12,300   1,109,847
   Canon, Inc..............................................  46,800   2,631,778
   Fanuc, Ltd..............................................  12,500   1,020,836
   Keyence Corp............................................  10,300   2,610,159
   LG.Philips LCD Co., Ltd. ADR+...........................  28,987     640,903
   Matsushita Electric Industrial Co., Ltd.#............... 168,000   3,388,973
   Murata Manufacturing Co., Ltd...........................  18,500   1,047,572
   NGK Insulators, Ltd.#...................................  24,000     368,915

62     INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS     November 30, 2005
                      (Unaudited) - CONTINUED


                                                                Value
                                                     Shares  (Note 2)(2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Electronics/Electrical Equipment (continued)
         Omron Corp.................................  16,700 $   379,761
         Ricoh Co., Ltd.............................  80,000   1,396,040
         Rogers Communications, Inc.................  28,780   1,102,454
         Samsung Electronics Co., Ltd...............   3,600   2,073,411
         Samsung Electronics Co., Ltd. GDR+*........   9,730   2,819,267
         Schneider Electric SA#.....................  61,680   5,294,946
         SMC Corp...................................   3,900     521,120
         Toshiba Corp.#............................. 379,000   1,983,314
                                                             -----------
                                                              28,389,296
                                                             -----------
       Financial Services -- 1.65%
         Kookmin Bank...............................  10,100     662,585
         Man Group PLC..............................  73,926   2,256,200
         ORIX Corp.#................................  16,450   3,525,806
                                                             -----------
                                                               6,444,591
                                                             -----------
       Foods -- 3.10%
         Groupe Danone..............................   7,590     782,255
         Nestle SA..................................  23,383   6,888,195
         Royal Numico NV+...........................  57,296   2,354,120
         Unilever PLC............................... 214,510   2,094,769
                                                             -----------
                                                              12,119,339
                                                             -----------
       Freight -- 0.05%
         Nippon Express Co., Ltd.#..................  37,000     197,515
                                                             -----------
       Healthcare -- 1.36%
         Essilor International SA...................  23,866   1,976,566
         Hoya Corp..................................  93,000   3,349,463
                                                             -----------
                                                               5,326,029
                                                             -----------
       Hospital Supplies -- 0.52%
         Fresenius Medical Care AG#.................  21,462   2,035,412
                                                             -----------
       Household Products -- 1.84%
         Reckitt Benckiser PLC...................... 225,785   6,958,769
         Shiseido Co., Ltd.#........................  16,000     256,914
                                                             -----------
                                                               7,215,683
                                                             -----------
       Human Resources -- 0.08%
         Capita Group PLC...........................  49,400     333,709
                                                             -----------
       Information Processing- Hardware -- 0.22%
         Nidec Corp.................................  12,100     862,569
                                                             -----------
       Information Processing - Services -- 0.25%
         Check Point Software Technologies, Ltd.+...  45,300     964,437
                                                             -----------
       Information Processing - Software -- 0.60%
         Business Objects SA+.......................  14,800     588,918
         Infosys Technologies, Ltd. ADR.............  24,400   1,758,264
                                                             -----------
                                                               2,347,182
                                                             -----------
       Insurance -- 4.38%
         Aegon NV................................... 121,530   1,924,242
         Aviva PLC..................................  80,175     947,194
         AXA#....................................... 211,681   6,348,152
         ING Groep NV...............................  62,270   2,011,993
         Manulife Financial Corp....................  25,867   1,488,852
         Ping An Insurance Group Co. of China, Ltd.. 166,500     280,959
         Power Corp. of Canada......................  22,700     602,985
         QBE Insurance Group, Ltd................... 135,480   1,898,851
         Swiss Life Holding.........................   9,230   1,470,762
         Swiss Reinsurance..........................   2,200     162,430
                                                             -----------
                                                              17,136,420
                                                             -----------
       Leisure & Tourism -- 3.13%
         Accor SA#..................................  38,330   2,029,778
         Enterprise Inns PLC........................  55,000     823,701
         Hilton Group PLC........................... 390,940   2,248,009
         Nintendo Co., Ltd..........................  11,200   1,226,722

                                                                Value
                                                    Shares   (Note 2)(2)

        ----------------------------------------------------------------
        Leisure & Tourism (continued)
          OPAP SA.................................   106,306 $ 3,343,633
          Sega Sammy Holdings, Inc................     5,400     172,812
          William Hill PLC........................   191,560   1,676,419
          Yamaha Motor Co., Ltd...................    32,200     732,590
                                                             -----------
                                                              12,253,664
                                                             -----------
        Machinery -- 1.71%
          Atlas Copco AB, Series A................    62,190   1,242,105
          Komatsu, Ltd............................    75,500   1,043,402
          MAN AG..................................    11,500     571,590
          Sandvik AB..............................    48,400   2,283,592
          Shanghai Electric Group Corp.+.......... 1,600,000     489,748
          Sumitomo Heavy Industries, Ltd..........   149,000   1,080,642
                                                             -----------
                                                               6,711,079
                                                             -----------
        Medical Technology -- 0.43%
          Smith & Nephew PLC......................   129,410   1,151,069
          Synthes, Inc............................     5,060     542,255
                                                             -----------
                                                               1,693,324
                                                             -----------
        Metals -- 1.32%
          BHP Billiton, Ltd.......................   289,820   4,661,870
          Companhia Vale do Rio Doce ADR..........    11,520     499,507
                                                             -----------
                                                               5,161,377
                                                             -----------
        Mining -- 0.25%
          Rio Tinto, Ltd.#........................    21,850     989,530
                                                             -----------
        Multimedia -- 0.76%
          Vivendi Universal SA#...................   103,726   2,992,478
                                                             -----------
        Oil & Gas -- 8.66%
          BG Group PLC............................   328,346   3,051,137
          BP PLC..................................   536,396   5,890,956
          Canadian Natural Resources, Ltd.........    20,700     938,078
          Cnooc Ltd............................... 2,413,000   1,606,832
          EnCana Corp.............................    39,800   1,766,122
          ENI SpA#................................   142,358   3,860,320
          Lukoil ADR..............................     9,300     530,565
          OMV AG..................................    14,200     782,506
          Osaka Gas Co., Ltd.#....................   377,000   1,235,132
          Petroleo Brasileiro SA..................     8,500     523,600
          Saipem SpA#.............................    61,520     942,115
          Suncor Energy, Inc......................    25,296   1,438,423
          Technip SA..............................    11,300     638,792
          Tokyo Gas Co., Ltd......................   179,000     719,046
          Total SA, Class B#......................    39,828   9,953,939
                                                             -----------
                                                              33,877,563
                                                             -----------
        Publishing -- 0.60%
          Reed Elsevier NV........................    53,230     707,404
          Reed Elsevier PLC.......................   141,270   1,251,598
          Yell Group PLC..........................    46,970     398,729
                                                             -----------
                                                               2,357,731
                                                             -----------
        Railroads & Equipment -- 1.52%
          Canadian National Railway Co.(Toronto)..    13,000   1,039,086
          Canadian National Railway Co.(New York).    23,660   1,889,488
          Canadian Pacific Railway, Ltd...........    12,700     547,015
          East Japan Railway Co...................       396   2,485,512
                                                             -----------
                                                               5,961,101
                                                             -----------
        Real Estate -- 0.30%
          Cheung Kong Holdings, Ltd...............    64,000     663,465
          Sun Hung Kai Properties, Ltd............    52,000     493,550
                                                             -----------
                                                               1,157,015
                                                             -----------
        Retail -- 4.42%
          Compagnie Financiere Richemont AG.......    97,295   3,831,322
          Inditex SA..............................    75,480   2,220,247

November 30, 2005    INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS     63
                                    (Unaudited) - CONTINUED



                                                                     Value
                                                         Shares   (Note 2)(2)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Retail (continued)
    Next PLC...........................................    49,640 $  1,180,926
    Pinault-Printemps-Redoute SA#......................    14,380    1,545,703
    Shoppers Drug Mart Corp............................    18,000      616,226
    Tesco PLC..........................................   676,736    3,540,326
    Wal-Mart de Mexico SA de CV........................   186,100    1,010,091
    Yamada Denki Co., Ltd.#............................    33,050    3,358,050
                                                                  ------------
                                                                    17,302,891
                                                                  ------------
  Semiconductors -- 0.79%
    ASML Holding NV+...................................   127,980    2,439,173
    Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR.....................................    66,500      637,070
                                                                  ------------
                                                                     3,076,243
                                                                  ------------
  Shipbuilding -- 0.09%
    Daewoo Shipbuilding & Marine Engineering Co., Ltd..    14,900      344,109
                                                                  ------------
  Telecommunications -- 4.66%
    America Movil SA de CV ADR.........................   139,148    3,996,330
    e.Biscom SpA+......................................    13,240      619,778
    Hellenic Telecommunications Organization SA+.......   101,440    2,174,136
    Hutchison Telecommunications International, Ltd.+.. 1,073,000    1,487,397
    KDDI Corp..........................................       336    1,757,869
    Singapore Telecommunications, Ltd..................   818,000    1,211,559
    Telefonaktiebolaget LM Ericsson, Class B...........   235,300      765,678
    Telenor ASA........................................   239,446    2,244,851
    Vodafone Group PLC................................. 1,841,980    3,956,180
                                                                  ------------
                                                                    18,213,778
                                                                  ------------
  Textile - Products -- 0.69%
    Toray Industries, Inc..............................   394,250    2,685,937
                                                                  ------------
  Tobacco -- 1.32%
    British American Tobacco PLC.......................   132,660    2,893,654
    Imperial Tobacco Group PLC.........................    60,691    1,805,250
    Swedish Match AB...................................    40,400      461,721
                                                                  ------------
                                                                     5,160,625
                                                                  ------------
  Utilities - Electric -- 0.75%
    E. ON AG...........................................    12,400    1,178,764
    Iberdrola SA.......................................    36,270      951,043
    International Power PLC+...........................   186,443      787,130
                                                                  ------------
                                                                     2,916,937
                                                                  ------------
  Water Services -- 1.16%
    Veolia Environnement#..............................   105,600    4,522,542
                                                                  ------------
  Total Common Stock
     (Cost $328,384,117)...............................            380,154,801
                                                                  ------------

                                                               Shares/
                                                              Principal       Value
                                                               Amount      (Note 2)(2)

---------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.44%
Automotive -- 0.21%
  Porsche AG:..............................................       1,070   $    796,455
                                                                          ------------
Chemical -- 0.23%
  Henkel KGaA:.............................................       9,441        909,240
                                                                          ------------
Total Preferred Stock
   (Cost $1,651,485).......................................                  1,705,695
                                                                          ------------
RIGHTS -- 0.00%
Real Estate -- 0.00%
  Cheung Kong Holdings, Ltd.:
   Expires 11/10/06........................................       2,000              0
                                                                          ------------
Total Rights
   (Cost $0)...............................................                          0
                                                                          ------------
Total Long-Term Investment Securities
   (Cost $330,035,602).....................................                381,860,496
                                                                          ------------
SHORT-TERM INVESTMENTS SECURITIES -- 14.75%
Collective Investment Pool -- 13.97%
  Securities Lending Quality Trust(1)                        54,653,573     54,653,573
                                                                          ------------
Commercial Paper -- 0.34%
  Merrill Lynch & Co., Inc.:
   3.99% due 12/01/05...................................... $ 1,335,000      1,335,000
                                                                          ------------
Time Deposit -- 0.44%
  Euro Time Deposit with State Street Bank & Trust Co.:
   2.10% due 12/01/05......................................   1,721,000      1,721,000
                                                                          ------------
Total Short-Term Investments Securities
   (Cost $57,709,573)......................................                 57,709,573
                                                                          ------------
REPURCHASE AGREEMENT -- 0.89%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $3,475,355 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.38%, due 09/17/10 and having an approximate value
   of $3,548,087 (Cost $3,475,000).........................   3,475,000      3,475,000
                                                                          ------------
TOTAL INVESTMENTS
   (Cost $391,220,175)(3)..................................      113.25%   443,045,069
Liabilities in excess of other assets......................      (13.25)%  (51,818,985)
                                                            -----------   ------------
NET ASSETS --                                                    100.00%  $391,226,084
                                                            ===========   ============

--------
ADR-- American Depository Receipt
GDR-- Global Depository Receipt
#  The security or a portion thereof is out on loan (see Note 2).
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)A substantial number of the Fund's holdings were value using fair value procedures at November 30, 2005. At November 30, 2005, the aggregate value of these securities was $348,376,029 representing 89.05% of net assets. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

64     LARGE CAP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     November 30, 2005

Industry Allocation*

                   Telecommunications................   8.21%
                   Semiconductors....................   7.19%
                   Medical -- Biomedical/Gene........   7.14%
                   Information Processing -- Hardware   6.83%
                   Retail............................   6.51%
                   Conglomerates.....................   5.00%
                   Apparel & Products................   4.89%
                   Financial Services................   4.47%
                   Oil & Gas.........................   4.46%
                   Hospital Supplies.................   4.28%
                   Drugs.............................   4.25%
                   Information Processing -- Software   4.17%
                   Insurance.........................   4.16%
                   Machinery.........................   3.33%
                   Repurchase Agreement..............   3.23%
                   Electronics/Electrical Equipment..   3.01%
                   Beverages.........................   2.92%
                   Leisure & Tourism.................   2.89%
                   Information Processing -- Services   2.22%
                   Aerospace/Defense.................   1.85%
                   Household Products................   1.60%
                   Tobacco...........................   1.57%
                   Collective Investment Pool........   1.45%
                   Railroads & Equipment.............   1.27%
                   Metals............................   1.17%
                   Utilities -- Communication........   1.08%
                   Banks.............................   1.05%
                   Automotive........................   1.04%
                                                      ------
                                                      101.24%
                                                      ======

*  Calculated as a percentage of net assets.

November 30, 2005 LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  65


                                                              Value
                                                    Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 96.56%
         Aerospace/Defense -- 1.85%
           Goodrich Corp.#.........................  80,000 $ 3,081,600
           L-3 Communications Holdings, Inc........  45,000   3,352,500
                                                            -----------
                                                              6,434,100
                                                            -----------
         Apparel & Products -- 4.89%
           Coach, Inc.+............................ 220,000   7,574,600
           Nike, Inc., Class B..................... 110,800   9,451,240
                                                            -----------
                                                             17,025,840
                                                            -----------
         Automotive -- 1.04%
           Danaher Corp............................  65,000   3,607,500
                                                            -----------
         Banks -- 1.05%
           Bank of America Corp....................  80,000   3,671,200
                                                            -----------
         Beverages -- 2.92%
           Coca-Cola Co............................  80,000   3,415,200
           PepsiCo, Inc............................ 114,100   6,754,720
                                                            -----------
                                                             10,169,920
                                                            -----------
         Conglomerates -- 5.00%
           General Electric Co..................... 350,900  12,534,148
           ITT Industries, Inc.....................  45,000   4,894,200
                                                            -----------
                                                             17,428,348
                                                            -----------
         Drugs -- 4.25%
           Abbott Laboratories..................... 125,000   4,713,750
           Schering-Plough Corp.................... 340,000   6,568,800
           Wyeth...................................  85,000   3,532,600
                                                            -----------
                                                             14,815,150
                                                            -----------
         Electronics/Electrical Equipment -- 3.01%
           Ametek, Inc............................. 195,000   8,308,950
           NVIDIA Corp.+...........................  60,000   2,170,200
                                                            -----------
                                                             10,479,150
                                                            -----------
         Financial Services -- 4.47%
           American Express Co..................... 100,500   5,167,710
           Bear Stearns Cos., Inc..................  47,000   5,216,530
           Goldman Sachs Group, Inc................  40,200   5,184,192
                                                            -----------
                                                             15,568,432
                                                            -----------
         Hospital Supplies -- 4.28%
           Cardinal Health, Inc.................... 120,000   7,674,000
           Medtronic, Inc.......................... 130,000   7,224,100
                                                            -----------
                                                             14,898,100
                                                            -----------
         Household Products -- 1.60%
           Procter & Gamble Co.....................  97,600   5,581,744
                                                            -----------
         Information Processing - Hardware -- 6.83%
           Apple Computer, Inc.+................... 100,000   6,782,000
           Dell, Inc.+............................. 114,525   3,454,074
           EMC Corp.+.............................. 400,000   5,572,000
           International Business Machines Corp....  90,000   8,001,000
                                                            -----------
                                                             23,809,074
                                                            -----------
         Information Processing - Services -- 2.22%
           Google, Inc.+...........................   9,200   3,725,908
           Yahoo!, Inc.+........................... 100,000   4,023,000
                                                            -----------
                                                              7,748,908
                                                            -----------
         Information Processing- Software -- 4.17%
           Adobe Systems, Inc...................... 140,000   4,565,400
           Microsoft Corp.......................... 359,900   9,972,829
                                                            -----------
                                                             14,538,229
                                                            -----------
         Insurance -- 4.16%
           UnitedHealth Group, Inc................. 120,000   7,183,200
           WellPoint, Inc.+........................  95,000   7,298,850
                                                            -----------
                                                             14,482,050
                                                            -----------
         Leisure & Tourism -- 2.89%
           Carnival Corp...........................  98,200   5,350,918
           Hilton Hotels Corp...................... 215,000   4,712,800
                                                            -----------
                                                             10,063,718
                                                            -----------

                                                  Shares/
                                                 Principal      Value
                                                  Amount       (Note 2)

      --------------------------------------------------------------------
      Machinery -- 3.33%
        Dover Corp.............................     100,000  $  4,045,000
        IDEX Corp.#............................     171,400     7,565,596
                                                             ------------
                                                               11,610,596
                                                             ------------
      Medical - Biomedical/Gene -- 7.14%
        Amgen, Inc.+...........................     109,100     8,829,463
        Genentech, Inc.+.......................      90,000     8,605,800
        Genzyme Corp.+.........................     100,000     7,434,000
                                                             ------------
                                                               24,869,263
                                                             ------------
      Metals -- 1.17%
        Phelps Dodge Corp......................      30,000     4,070,100
                                                             ------------
      Oil & Gas -- 4.46%
        Ensco International, Inc...............      80,000     3,788,800
        Smith International, Inc...............     100,000     3,779,000
        Transocean, Inc.+......................     125,000     7,980,000
                                                             ------------
                                                               15,547,800
                                                             ------------
      Railroads & Equipment -- 1.27%
        Norfolk Southern Corp..................     100,000     4,424,000
                                                             ------------
      Retail -- 6.51%
        Home Depot, Inc........................     175,000     7,311,500
        Urban Outfitters, Inc.+#...............     200,000     6,172,000
        Wal-Mart Stores, Inc...................     119,100     5,783,496
        Walgreen Co............................      75,000     3,426,000
                                                             ------------
                                                               22,692,996
                                                             ------------
      Semiconductors -- 7.19%
        Broadcom Corp., Class A+...............     120,000     5,584,800
        Intel Corp.............................     227,298     6,064,311
        National Semiconductor Corp............     215,000     5,564,200
        Texas Instruments, Inc.................     241,000     7,827,680
                                                             ------------
                                                               25,040,991
                                                             ------------
      Telecommunications -- 8.21%
        Cisco Systems, Inc.+...................     193,200     3,388,728
        Corning, Inc.+.........................     160,000     3,240,000
        Motorola, Inc..........................     324,000     7,805,160
        Nokia OYJ Sponsored ADR................     300,000     5,124,000
        QUALCOMM, Inc..........................     199,000     9,048,530
                                                             ------------
                                                               28,606,418
                                                             ------------
      Tobacco -- 1.57%
        Altria Group, Inc......................      75,000     5,459,250
                                                             ------------
      Utilities - Communication -- 1.08%
        Sprint Corp............................     150,000     3,756,000
                                                             ------------
      Total Long-Term Investment Securities
         (Cost $306,942,047)...................               336,398,877
                                                             ------------
      SHORT-TERM INVESTMENT SECURITIES -- 1.45%
      Collective Investment Pool -- 1.45%
        Securities Lending Quality Trust(1)
         (Cost $5,060,195).....................   5,060,195     5,060,195
                                                             ------------
      REPURCHASE AGREEMENT -- 3.23%
        State Street Bank & Trust Co.,
         Joint Repurchase Agreement(2)
         (Cost $11,256,000).................... $11,256,000    11,256,000
                                                             ------------
      TOTAL INVESTMENTS
         (Cost $323,258,242)(3)................      101.24%  352,715,072
      Liabilities in excess of other assets....       (1.24)   (4,316,590)
                                                -----------  ------------
      NET ASSETS --                                  100.00% $348,398,482
                                                ===========  ============

--------
ADR--American Depository Receipt
#  The security or a portion thereof is out on loan (see Note 2).
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 2 for details of Joint Repurchase Agreement.
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

66   LARGE CAPITAL GROWTH FUND - PORTFOLIO PROFILE (Unaudited)   November 30, 2005

Industry Allocation*

                   Insurance.........................  9.26%
                   Semiconductors....................  7.40%
                   Telecommunications................  6.60%
                   Information Processing -- Hardware  6.20%
                   Financial Services................  5.93%
                   Oil & Gas.........................  5.73%
                   Medical -- Biomedical/Gene........  5.70%
                   Retail............................  5.59%
                   Drugs.............................  4.84%
                   Information Processing -- Software  4.20%
                   Aerospace/Defense.................  3.63%
                   Hospital Supplies.................  3.31%
                   Apparel & Products................  2.90%
                   Leisure & Tourism.................  2.66%
                   Repurchase Agreement..............  2.65%
                   Machinery.........................  2.54%
                   Electronics/Electrical Equipment..  2.35%
                   Information Processing -- Services  2.34%
                   Conglomerates.....................  2.20%
                   Beverages.........................  2.05%
                   Household Products................  1.75%
                   Railroads & Equipment.............  1.68%
                   Optical Instruments & Lenses......  1.61%
                   Banks.............................  1.47%
                   Metals............................  1.22%
                   Therapeutics......................  0.86%
                   Tobacco...........................  0.76%
                   Medical Technology................  0.59%
                   Automotive........................  0.52%
                   Utilities -- Communication........  0.47%
                   Commercial Services...............  0.40%
                   Healthcare........................  0.39%
                                                      -----
                                                      99.80%
                                                      =====

*  Calculated as a percentage of net assets.

November 30, 2005     LARGE CAPITAL GROWTH FUND - SCHEDULE OF INVESTMENTS      67
                                          (Unaudited)


                                                                Value
                                                        Shares (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 97.15%
         Aerospace/Defense -- 3.63%
           Boeing Co................................... 1,180  $ 80,464
           General Dynamics Corp.......................   490    56,007
           Goodrich Corp............................... 1,200    46,224
           L-3 Communications Holdings, Inc............   700    52,150
           Lockheed Martin Corp........................ 1,640    99,384
           Rockwell Collins, Inc....................... 1,090    49,813
                                                               --------
                                                                384,042
                                                               --------
         Apparel & Products -- 2.90%
           Coach, Inc.+................................ 4,460   153,558
           Nike, Inc., Class B......................... 1,800   153,540
                                                               --------
                                                                307,098
                                                               --------
         Automotive -- 0.52%
           Danaher Corp................................ 1,000    55,500
                                                               --------
         Banks -- 1.47%
           Bank of America Corp........................ 1,100    50,479
           Kookmin Bank ADR............................   700    46,193
           Uniao de Bancos Brasileiros SA GDR..........   950    58,748
                                                               --------
                                                                155,420
                                                               --------
         Beverages -- 2.05%
           Coca-Cola Co................................ 1,200    51,228
           PepsiCo, Inc................................ 2,800   165,760
                                                               --------
                                                                216,988
                                                               --------
         Commercial Services -- 0.40%
           ABB, Ltd.+(3)............................... 4,800    42,115
                                                               --------
         Conglomerates -- 2.20%
           General Electric Co......................... 5,000   178,600
           ITT Industries, Inc.........................   500    54,380
                                                               --------
                                                                232,980
                                                               --------
         Drugs -- 4.84%
           Abbott Laboratories......................... 1,700    64,107
           Allergan, Inc...............................   570    57,000
           AstraZeneca, PLC ADR........................   850    39,143
           Barr Pharmaceuticals, Inc.+.................   730    41,865
           Caremark Rx, Inc.+.......................... 1,380    70,918
           Novartis AG - ADR...........................   970    50,828
           Roche Holding AG(3).........................   280    41,900
           Schering-Plough Corp........................ 5,000    96,600
           Wyeth....................................... 1,200    49,872
                                                               --------
                                                                512,233
                                                               --------
         Electronics/Electrical Equipment -- 2.35%
           Agilent Technologies, Inc.+................. 1,250    44,575
           Ametek, Inc................................. 3,000   127,830
           Matsushita Electric Industrial Co., Ltd.(3). 2,000    40,345
           NVIDIA Corp.+............................... 1,000    36,170
                                                               --------
                                                                248,920
                                                               --------
         Financial Services -- 5.93%
           American Express Co......................... 1,500    77,130
           Bear Stearns Cos., Inc...................... 1,080   119,869
           Charles Schwab Corp......................... 2,590    39,498
           CIT Group, Inc..............................   800    39,600
           Goldman Sachs Group, Inc.................... 1,370   176,675
           Lehman Brothers Holdings, Inc...............   960   120,960
           SLM Corp.................................... 1,040    54,652
                                                               --------
                                                                628,384
                                                               --------
         Healthcare -- 0.39%
           McKesson Corp...............................   830    41,749
                                                               --------
         Hospital Supplies -- 3.31%
           Cardinal Health, Inc........................ 1,800   115,110
           Johnson & Johnson........................... 2,020   124,735
           Medtronic, Inc.............................. 2,000   111,140
                                                               --------
                                                                350,985
                                                               --------

                                                              Value
                                                      Shares (Note 2)

           ----------------------------------------------------------
           Household Products -- 1.75%
             Procter & Gamble Co..................... 3,245  $185,581
                                                             --------
           Information Processing - Hardware -- 6.20%
             Apple Computer, Inc.+................... 4,030   273,314
             Dell, Inc.+............................. 3,060    92,290
             EMC Corp.+.............................. 6,000    83,580
             Hewlett-Packard Co...................... 2,810    83,373
             International Business Machines Corp.... 1,400   124,460
                                                             --------
                                                              657,017
                                                             --------
           Information Processing - Services -- 2.34%
             Google, Inc.+...........................   380   153,896
             McAfee, Inc.+........................... 1,350    37,544
             Yahoo!, Inc.+........................... 1,400    56,322
                                                             --------
                                                              247,762
                                                             --------
           Information Processing - Software -- 4.20%
             Adobe Systems, Inc...................... 2,000    65,220
             Autodesk, Inc........................... 1,690    70,507
             Intuit, Inc.+...........................   745    39,910
             Microsoft Corp.......................... 8,260   228,884
             Oracle Corp.+........................... 3,200    40,224
                                                             --------
                                                              444,745
                                                             --------
           Insurance -- 9.26%
             Aetna, Inc.............................. 1,590   147,059
             Allstate Corp........................... 1,305    73,211
             Chubb Corp..............................   450    43,578
             CIGNA Corp..............................   700    78,764
             Health Net, Inc.+.......................   860    43,886
             MetLife, Inc............................ 1,210    62,242
             Prudential Financial, Inc...............   710    54,954
             UnitedHealth Group, Inc................. 5,230   313,068
             WellPoint, Inc.+........................ 2,140   164,416
                                                             --------
                                                              981,178
                                                             --------
           Leisure & Tourism -- 2.66%
             Carnival Corp........................... 1,400    76,286
             Darden Restaurants, Inc................. 1,310    46,872
             Hilton Hotels Corp...................... 3,000    65,760
             Yum! Brands, Inc........................ 1,900    92,701
                                                             --------
                                                              281,619
                                                             --------
           Machinery -- 2.54%
             Dover Corp.............................. 1,200    48,540
             IDEX Corp............................... 2,500   110,350
             Komatsu, Ltd.(3)........................ 3,000    41,460
             Precision Castparts Corp................ 1,350    68,836
                                                             --------
                                                              269,186
                                                             --------
           Medical - Biomedical/Gene -- 5.70%
             Amgen, Inc.+............................ 3,280   265,450
             Genentech, Inc.+........................ 1,940   185,503
             Genzyme Corp.+.......................... 2,050   152,397
                                                             --------
                                                              603,350
                                                             --------
           Medical Technology -- 0.59%
             Baxter International, Inc............... 1,620    63,002
                                                             --------
           Metals -- 1.22%
             Phelps Dodge Corp.......................   950   128,886
                                                             --------
           Oil & Gas -- 5.73%
             Apache Corp.............................   635    41,453
             ChevronTexaco Corp...................... 1,000    57,310
             ConocoPhillips.......................... 1,580    95,606
             Devon Energy Corp....................... 1,120    67,424
             ENSCO International, Inc................ 1,200    56,832
             Smith International, Inc................ 1,500    56,685
             Transocean, Inc.+....................... 1,900   121,296
             Valero Energy Corp...................... 1,150   110,630
                                                             --------
                                                              607,236
                                                             --------

68      LARGE CAPITAL GROWTH FUND - SCHEDULE OF INVESTMENTS      November 30, 2005
                      (Unaudited) - CONTINUED


                                                              Value
                                                      Shares (Note 2)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Optical Instruments & Lenses -- 1.61%
             Alcon, Inc.............................. 1,215  $170,343
                                                             --------
           Railroads & Equipment -- 1.68%
             Burlington Northern Santa Fe Corp....... 1,680   111,182
             Norfolk Southern Corp................... 1,500    66,360
                                                             --------
                                                              177,542
                                                             --------
           Retail -- 5.59%
             Express Scripts, Inc., Class A+.........   800    67,568
             Home Depot, Inc......................... 3,700   154,586
             J.C. Penney Co., Inc....................   800    41,976
             Nordstrom, Inc.......................... 2,860   105,477
             Urban Outfitters, Inc.+................. 2,900    89,494
             Wal-Mart Stores, Inc.................... 1,800    87,408
             Walgreen Co............................. 1,000    45,680
                                                             --------
                                                              592,189
                                                             --------
           Semiconductors -- 7.40%
             Broadcom Corp., Class A+................ 2,920   135,897
             Freescale Semiconductor, Inc., Class A+. 1,700    43,775
             Intel Corp.............................. 5,060   135,001
             Marvell Technology Group, Ltd.+......... 1,310    72,757
             National Semiconductor Corp............. 6,540   169,255
             Texas Instruments, Inc.................. 6,980   226,711
                                                             --------
                                                              783,396
                                                             --------
           Telecommunications -- 6.60%
             America Movil SA de CV ADR.............. 2,000    57,440
             Cisco Systems, Inc.+.................... 6,170   108,222
             Corning, Inc.+.......................... 2,500    50,625

                                                              Shares/
                                                             Principal   Value
                                                              Amount    (Note 2)

----------------------------------------------------------------------------------
Telecommunications (continued)
  Motorola, Inc.............................................   11,000  $   264,990
  Nokia Oyj Sponsored ADR...................................    4,500       76,860
  QUALCOMM, Inc.............................................    3,100      140,957
                                                                       -----------
                                                                           699,094
                                                                       -----------
Therapeutics -- 0.86%
  Gilead Sciences, Inc.+....................................    1,790       90,735
                                                                       -----------
Tobacco -- 0.76%
  Altria Group, Inc.........................................    1,100       80,069
                                                                       -----------
Utilities - Communication -- 0.47%
  Sprint Corp...............................................    2,000       50,080
                                                                       -----------
Total Long-Term Investment Securities
   (Cost $9,231,480)........................................            10,289,424
                                                                       -----------
REPURCHASE AGREEMENT -- 2.65%
  State Street Bank & Trust Co., Joint Repurchase Agreement
   (Cost $281,000)(1)....................................... $281,000      281,000
                                                                       -----------
TOTAL INVESTMENTS
   (Cost $9,512,480)(2).....................................    99.80%  10,570,424
Other assets less liabilities...............................     0.20%      21,152
                                                             --------  -----------
NET ASSETS --                                                  100.00% $10,591,576
                                                             ========  ===========

--------
GDR--Global Depository Receipt
ADR--American Depository Receipt
+  Non-income producing security
(1)See Note 2 for details of Joint Repurchase Agreement.
(2)See Note 5 for cost of investments on a tax basis.
(3)Security was valued using fair value procedures at November 30, 2005. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financial Statements

November 30, 2005     MID CAP INDEX FUND - PORTFOLIO PROFILE (Unaudited)       69

Industry Allocation*

                   Collective Investment Pool........  17.25%
                   Oil & Gas.........................   7.62%
                   Insurance.........................   6.81%
                   Retail............................   5.61%
                   Information Processing -- Services   5.10%
                   Utilities -- Electric.............   4.64%
                   Banks.............................   4.30%
                   Electronics/Electrical Equipment..   4.15%
                   Financial Services................   3.62%
                   Machinery.........................   3.36%
                   Real Estate Investment Trusts.....   3.28%
                   Semiconductors....................   3.26%
                   Healthcare........................   2.98%
                   Freight...........................   2.77%
                   Leisure & Tourism.................   2.54%
                   Chemical..........................   2.51%
                   Apparel & Products................   2.31%
                   Drugs.............................   2.25%
                   Commercial Services...............   2.24%
                   Automotive........................   2.13%
                   Information Processing -- Hardware   2.03%
                   Hospital Supplies.................   1.71%
                   Telecommunications................   1.55%
                   Information Processing -- Software   1.43%
                   Coal..............................   1.37%
                   Hospital Management...............   1.28%
                   Foods.............................   1.27%
                   Schools...........................   1.21%
                   Building Materials................   1.17%
                   Medical Technology................   1.13%
                   Medical -- Biomedical/Gene........   1.11%
                   Paper/Forest Products.............   1.10%
                   Home Builders.....................   1.09%
                   Savings & Loan....................   1.04%
                   Utilities -- Gas, Pipeline........   0.93%
                   Publishing........................   0.90%
                   Pollution Control.................   0.74%
                   Household Products................   0.65%
                   Appliances/Furnishings............   0.63%
                   Human Resources...................   0.59%
                   Utilities -- Gas, Distribution....   0.57%
                   Commercial Paper..................   0.56%
                   Metals............................   0.50%
                   Repurchase Agreement..............   0.45%
                   Textile -- Products...............   0.42%
                   Advertising.......................   0.37%
                   Airlines..........................   0.37%
                   Water Services....................   0.32%
                   Auto -- Replacement Parts.........   0.31%
                   Multimedia........................   0.30%
                   Aerospace/Defense.................   0.29%
                   Broadcasting......................   0.29%
                   Conglomerates.....................   0.16%
                   Beverages.........................   0.13%
                   U.S. Government Treasuries........   0.13%
                   Heavy Duty Trucks/Parts...........   0.12%
                   Tobacco...........................   0.09%
                                                      ------
                                                      117.04%
                                                      ======

*  Calculated as a percentage of net assets.

70   MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)    November 30, 2005


                                                               Value
                                                     Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 98.65%
        Advertising -- 0.37%
          Catalina Marketing Corp...................  78,000 $ 2,064,660
          Harte-Hanks, Inc.......................... 113,000   2,967,380
          Valassis Communications, Inc.+#...........  96,900   2,947,698
                                                             -----------
                                                               7,979,738
                                                             -----------
        Aerospace/Defense -- 0.29%
          Alliant Techsystems, Inc.+................  72,100   5,470,948
          Sequa Corp., Class A+.....................  12,500     790,000
                                                             -----------
                                                               6,260,948
                                                             -----------
        Airlines -- 0.37%
          Airtran Holdings, Inc.+#.................. 169,300   2,542,886
          Alaska Air Group, Inc.+#..................  52,800   1,860,144
          JetBlue Airways Corp.+.................... 194,900   3,593,956
                                                             -----------
                                                               7,996,986
                                                             -----------
        Apparel & Products -- 2.31%
          Abercrombie and Fitch Co., Class A#....... 169,900  10,418,268
          AnnTaylor Stores Corp.+#.................. 141,400   4,288,662
          Chico's FAS, Inc.+........................ 350,800  15,473,788
          Foot Locker, Inc.......................... 304,500   6,644,190
          Payless ShoeSource, Inc.+................. 132,400   3,025,340
          Polo Ralph Lauren Corp., Class A.......... 117,300   6,287,280
          Timberland Co., Class A+.................. 107,300   3,550,557
                                                             -----------
                                                              49,688,085
                                                             -----------
        Appliances/Furnishings -- 0.63%
          Furniture Brands International, Inc.#..... 101,700   2,028,915
          Herman Miller, Inc.#...................... 135,200   4,135,768
          HNI Corp.#................................ 107,200   5,402,880
          Lancaster Colony Corp.#...................  49,900   1,946,100
                                                             -----------
                                                              13,513,663
                                                             -----------
        Automotive -- 2.13%
          Advance Auto Parts, Inc.+................. 212,450   8,995,133
          ArvinMeritor, Inc......................... 136,300   1,812,790
          Borg-Warner, Inc.#........................ 109,800   6,588,000
          Carlisle Cos., Inc........................  59,600   4,088,560
          Carmax, Inc.+#............................ 202,900   5,563,518
          Donaldson Co., Inc.#...................... 133,500   4,464,240
          Lear Corp.#............................... 130,300   3,627,552
          Modine Manufacturing Co.#.................  67,700   2,253,733
          SPX Corp.#................................ 127,800   6,016,824
          Thor Industries, Inc.#....................  67,100   2,571,272
                                                             -----------
                                                              45,981,622
                                                             -----------
        Auto - Replacement Parts -- 0.31%
          O'Reilly Automotive, Inc.+#............... 217,100   6,608,524
                                                             -----------
        Banks -- 4.30%
          Associated Banc-Corp.#.................... 264,600   8,673,588
          Bank of Hawaii Corp....................... 100,800   5,202,288
          Cathay General Bancorp#...................  97,400   3,701,200
          City National Corp........................  80,300   5,864,309
          Colonial BancGroup, Inc................... 299,100   7,450,581
          Commerce Bancorp, Inc.#................... 337,200  11,360,268
          Cullen/Frost Bankers, Inc.................  88,800   4,782,768
          First American Corp., Class A............. 184,700   8,690,135
          FirstMerit Corp........................... 162,200   4,324,252
          Greater Bay Bancorp.......................  98,700   2,629,368
          Mercantile Bankshares Corp.#.............. 159,100   9,452,131
          SVB Financial Group+......................  68,800   3,308,592
          TCF Financial Corp.#...................... 221,500   6,082,390
          Texas Regional Bancshares, Inc., Class A#.  80,000   2,332,000
          Westamerica Bancorp.......................  63,100   3,447,784
          Wilmington Trust Corp..................... 131,500   5,324,435
                                                             -----------
                                                              92,626,089
                                                             -----------

                                                             Value
                                                   Shares   (Note 2)

         -------------------------------------------------------------
         Beverages -- 0.13%
           PepsiAmericas, Inc..................... 121,900 $ 2,786,634
                                                           -----------
         Broadcasting -- 0.29%
           Emmis Communications Corp., Class A+#..  71,200   1,483,808
           Entercom Communications Corp.+.........  74,000   2,356,900
           Westwood One, Inc...................... 131,400   2,383,596
                                                           -----------
                                                             6,224,304
                                                           -----------
         Building Materials -- 1.17%
           Fastenal Co.#.......................... 240,600   9,551,820
           Martin Marietta Materials, Inc.........  89,900   6,752,389
           RPM International, Inc................. 228,400   4,248,240
           York International Corp................  81,800   4,604,522
                                                           -----------
                                                            25,156,971
                                                           -----------
         Chemical -- 2.51%
           Airgas, Inc............................ 129,400   4,024,340
           Albemarle Corp.........................  74,200   2,730,560
           Cabot Corp.#........................... 120,500   4,223,525
           Cabot Microelectronics Corp.+#.........  47,600   1,472,268
           Chemtura Corp.......................... 460,900   5,553,845
           Cytec Industries, Inc.#................  76,900   3,482,801
           Ferro Corp.#...........................  81,300   1,536,570
           FMC Corp.+.............................  72,900   3,876,093
           Lubrizol Corp.......................... 131,800   5,563,278
           Lyondell Chemical Co................... 397,600  10,110,968
           Minerals Technologies, Inc.#...........  39,400   2,230,828
           Olin Corp.#............................ 138,900   2,673,825
           Sensient Technologies Corp.............  91,800   1,668,006
           Valspar Corp.#......................... 196,600   4,944,490
                                                           -----------
                                                            54,091,397
                                                           -----------
         Coal -- 1.37%
           Arch Coal, Inc.#....................... 123,800   9,537,552
           Peabody Energy Corp.................... 254,700  20,085,642
                                                           -----------
                                                            29,623,194
                                                           -----------
         Commercial Services -- 2.24%
           Adesa, Inc.#........................... 173,800   4,141,654
           Alliance Data Systems Corp.+........... 134,700   5,195,379
           Brinks Co.............................. 114,100   5,266,856
           CDW Corp............................... 122,100   7,161,165
           Corporate Executive Board Co...........  77,500   6,704,525
           Deluxe Corp............................  98,300   3,187,869
           Dycom Industries, Inc.+#...............  77,800   1,589,454
           Moneygram International, Inc.#......... 166,100   4,298,668
           Plexus Corp.+..........................  84,600   1,818,900
           Quanta Services, Inc.+#................ 229,000   3,240,350
           Rollins, Inc.#.........................  57,300   1,166,055
           Sotheby's Holdings, Inc., Class A+.....  86,700   1,649,901
           United Rentals, Inc.+#................. 130,100   2,752,916
                                                           -----------
                                                            48,173,692
                                                           -----------
         Conglomerates -- 0.16%
           Trinity Industries, Inc.#..............  82,800   3,447,792
                                                           -----------
         Drugs -- 2.25%
           Barr Pharmaceuticals, Inc.+............ 206,600  11,848,510
           Cephalon, Inc.+#....................... 112,700   5,730,795
           IVAX Corp.+#........................... 417,800  12,517,288
           Par Pharmaceutical Cos., Inc.+#........  66,400   1,766,904
           Perrigo Co.#........................... 161,700   2,344,650
           Sepracor, Inc.+#....................... 204,600  11,248,908
           Valeant Pharmaceuticals International#. 179,800   2,963,104
                                                           -----------
                                                            48,420,159
                                                           -----------
         Electronics/Electrical Equipment -- 4.15%
           Ametek, Inc............................ 135,800   5,786,438
           Amphenol Corp., Class A................ 172,400   7,201,148

November 30, 2005 MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   71
                                           CONTINUED


                                                                 Value
                                                       Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Electronics/Electrical Equipment (continued)
        Arrow Electronics, Inc.+#..................... 229,800 $ 7,123,800
        Avnet, Inc.+#................................. 282,300   6,351,750
        Commscope, Inc.+.............................. 106,200   2,178,162
        Energizer Holdings, Inc.+#.................... 137,700   7,258,167
        Gentex Corp.#................................. 303,800   5,720,554
        Harman International Industries, Inc.......... 128,000  12,480,000
        Hawaiian Electric Industries, Inc.#........... 157,100   4,153,724
        Hubbell, Inc., Class B........................ 118,000   5,724,180
        Kemet Corp.+#................................. 168,100   1,344,800
        Newport Corp.+................................  77,300   1,066,740
        Polycom, Inc.+................................ 187,500   3,076,875
        Silicon Laboratories, Inc.+#..................  86,600   3,364,410
        Teleflex, Inc.#...............................  79,300   5,247,281
        Thomas & Betts Corp.+......................... 102,300   4,096,092
        Varian, Inc.+#................................  62,200   2,609,912
        Vishay Intertechnology, Inc.+#................ 357,500   4,586,725
                                                               -----------
                                                                89,370,758
                                                               -----------
      Financial Services -- 3.62%
        A.G. Edwards, Inc............................. 149,500   6,588,465
        American Financial Group, Inc.................  90,100   3,347,215
        AmeriCredit Corp.+............................ 271,000   6,720,800
        Eaton Vance Corp.#............................ 253,400   6,963,432
        IndyMac Bancorp, Inc.#........................ 123,300   4,719,924
        Investors Financial Services Corp.#........... 128,600   4,854,650
        Jefferies Group, Inc.#........................  96,000   4,224,960
        LaBranche & Co., Inc.+#....................... 117,700   1,257,036
        Legg Mason, Inc............................... 218,300  26,774,495
        Raymond James Financial, Inc.................. 110,500   4,004,520
        Waddell & Reed Financial, Inc., Class A....... 162,400   3,465,616
        Webster Financial Corp........................ 104,600   5,006,156
                                                               -----------
                                                                77,927,269
                                                               -----------
      Foods -- 1.27%
        Dean Foods Co.+............................... 272,400  10,402,956
        Hormel Foods Corp............................. 141,800   4,651,040
        Smithfield Foods, Inc.+....................... 192,100   5,615,083
        Smucker, J.M. Co.#............................ 113,400   5,142,690
        Tootsie Roll Industries, Inc.#................  48,931   1,478,205
                                                               -----------
                                                                27,289,974
                                                               -----------
      Freight -- 2.77%
        Alexander & Baldwin, Inc.#....................  85,100   4,256,702
        CH Robinson Worldwide, Inc.................... 332,400  13,445,580
        CNF, Inc...................................... 101,700   5,796,900
        Expeditors International of Washington, Inc.#. 207,000  14,699,070
        GATX Corp.#...................................  97,100   3,654,844
        JB Hunt Transport Services, Inc.#............. 246,100   5,510,179
        Overseas Shipholding Group, Inc...............  57,500   2,930,200
        Swift Transportation Co., Inc.+#.............. 101,700   1,991,286
        Werner Enterprises, Inc.#..................... 100,400   2,055,188
        Yellow Roadway Corp.+#........................ 112,400   5,295,164
                                                               -----------
                                                                59,635,113
                                                               -----------
      Healthcare -- 2.98%
        Advanced Medical Optics, Inc.+................ 128,200   5,436,962
        Apria Healthcare Group, Inc.+.................  96,100   2,350,606
        Community Health Systems, Inc.+............... 174,200   6,983,678
        Covance, Inc.+#............................... 121,000   5,752,340
        Dentsply International, Inc.#................. 153,900   8,561,457
        Edwards Lifesciences Corp.+................... 116,100   4,642,839
        Intuitive Surgical, Inc.+#....................  67,800   7,574,616
        Lincare Holdings, Inc.+....................... 190,700   8,186,751
        Renal Care Group, Inc.+....................... 132,200   6,206,790
        Steris Corp................................... 132,300   3,323,376
        Universal Health Services, Inc., Class B#..... 108,200   5,184,944
                                                               -----------
                                                                64,204,359
                                                               -----------

                                                                 Value
                                                       Shares   (Note 2)

     ---------------------------------------------------------------------
     Heavy Duty Trucks/Parts -- 0.12%
       Bandag, Inc.#..................................  22,800 $   976,980
       Federal Signal Corp.#..........................  93,700   1,531,058
                                                               -----------
                                                                 2,508,038
                                                               -----------
     Home Builders -- 1.09%
       Beazer Homes USA, Inc.#........................  80,900   5,660,573
       Hovnanian Enterprises, Inc., Class A+#.........  69,600   3,468,864
       Ryland Group, Inc.#............................  91,000   6,510,140
       Toll Brothers, Inc.+........................... 229,800   7,905,120
                                                               -----------
                                                                23,544,697
                                                               -----------
     Hospital Management -- 1.28%
       LifePoint Hospitals, Inc.+#.................... 110,600   4,208,330
       Omnicare, Inc.#................................ 204,900  11,669,055
       Triad Hospitals, Inc.+......................... 167,000   7,124,220
       VCA Antech, Inc.+.............................. 160,200   4,479,192
                                                               -----------
                                                                27,480,797
                                                               -----------
     Hospital Supplies -- 1.71%
       Beckman Coulter, Inc........................... 120,300   6,699,507
       Henry Schein, Inc.+............................ 169,200   7,216,380
       Hillenbrand Industries, Inc.................... 118,600   5,763,960
       Techne Corp.+..................................  75,500   4,172,130
       Varian Medical Systems, Inc.+.................. 254,200  12,918,444
                                                               -----------
                                                                36,770,421
                                                               -----------
     Household Products -- 0.65%
       American Greetings Corp., Class A#............. 130,600   3,421,720
       Church & Dwight Co., Inc.#..................... 124,300   4,129,246
       Scotts Co., Class A............................  87,700   4,114,884
       Tupperware Corp................................ 103,500   2,387,745
                                                               -----------
                                                                14,053,595
                                                               -----------
     Human Resources -- 0.59%
       Kelly Services, Inc., Class A#.................  37,500   1,042,500
       Korn/Ferry International+#.....................  79,500   1,368,990
       Manpower, Inc.................................. 169,300   7,863,985
       MPS Group, Inc.+............................... 195,900   2,462,463
                                                               -----------
                                                                12,737,938
                                                               -----------
     Information Processing - Hardware -- 2.03%
       Avocent Corp.+#................................  95,100   2,790,234
       Diebold, Inc.#................................. 136,700   5,312,162
       Imation Corp...................................  66,100   2,905,756
       Ingram Micro, Inc., Class A+#.................. 223,400   4,195,452
       Sandisk Corp.+#................................ 352,900  18,019,074
       Tech Data Corp.+............................... 112,400   4,418,444
       Western Digital Corp.+#........................ 413,300   6,166,436
                                                               -----------
                                                                43,807,558
                                                               -----------
     Information Processing - Services -- 5.10%
       3Com Corp.+#................................... 751,100   2,718,982
       Anteon International Corp.+#...................  63,300   2,713,671
       BISYS Group, Inc.+............................. 234,500   3,142,300
       Cadence Design Systems, Inc.+.................. 539,700   9,250,458
       Ceridian Corp.+................................ 284,200   6,820,800
       Certegy, Inc................................... 120,300   4,837,263
       Checkfree Corp.+............................... 175,900   8,240,915
       Cognizant Technology Solutions Corp., Class A+. 265,200  12,886,068
       CSG Systems International, Inc.+#..............  95,400   2,289,600
       DST Systems, Inc.+#............................ 122,400   7,279,128
       Dun & Bradstreet Corp.+........................ 130,600   8,489,000
       Fair Issac & Co., Inc.#........................ 127,000   5,819,140
       Gartner, Inc., Class A+#....................... 111,800   1,507,064
       Jack Henry & Associates, Inc.#................. 145,900   2,792,526
       Macromedia, Inc.+.............................. 147,800   6,630,308
       McAfee, Inc.+#................................. 321,100   8,929,791
       McDATA Corp., Class A+#........................ 301,300   1,096,732

72  MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   November 30, 2005
                             CONTINUED


                                                                  Value
                                                       Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Information Processing - Services (continued)
       Mentor Graphics Corp.+......................... 153,600 $  1,376,256
       National Instruments Corp.#.................... 107,000    2,761,670
       Reynolds and Reynolds Co., Class A.............  99,300    2,704,932
       SRA International, Inc., Class A+#.............  71,000    2,174,730
       Synopsys, Inc.+................................ 280,200    5,469,504
                                                               ------------
                                                                109,930,838
                                                               ------------
     Information Processing - Software -- 1.43%
       Acxiom Corp.................................... 152,000    3,371,360
       Advent Software, Inc.+.........................  30,900      884,976
       ChoicePoint, Inc.+#............................ 175,300    7,578,219
       F5 Networks, Inc.+#............................  74,700    3,946,401
       RSA Security, Inc.+#........................... 137,700    1,790,100
       SEI Investments Co............................. 124,600    5,089,910
       Sybase, Inc.+#................................. 175,600    3,942,220
       Transaction Systems Architects, Inc., Class A+.  72,100    2,098,110
       Wind River Systems, Inc.+#..................... 145,500    2,004,990
                                                               ------------
                                                                 30,706,286
                                                               ------------
     Insurance -- 6.81%
       Allmerica Financial Corp.+..................... 103,700    4,142,815
       AmerUs Group Co.#..............................  75,500    4,434,115
       Arthur J. Gallagher & Co.#..................... 183,600    5,590,620
       Brown & Brown, Inc.#........................... 214,800    6,267,864
       Everest Reinsurance Group, Ltd................. 119,600   12,572,352
       Fidelity National Financial, Inc............... 335,800   12,699,956
       HCC Insurance Holdings, Inc.................... 205,000    6,262,750
       Health Net, Inc.+.............................. 220,100   11,231,703
       Horace Mann Educators Corp.....................  83,400    1,579,596
       Leucadia National Corp.#....................... 159,450    7,554,741
       Mercury General Corp.#.........................  68,800    4,079,840
       Ohio Casualty Corp.#........................... 125,100    3,702,960
       Old Republic International Corp................ 355,100    9,449,211
       PacifiCare Health Systems, Inc., Class A+...... 170,200   14,644,008
       PMI Group, Inc.#............................... 178,600    7,251,160
       Protective Life Corp........................... 135,200    5,973,136
       Radian Group, Inc.............................. 165,600    9,366,336
       StanCorp Financial Group, Inc..................  53,800    5,543,552
       Unitrin, Inc.#.................................  88,900    4,213,860
       W.R. Berkley Corp.............................. 217,050   10,118,871
                                                               ------------
                                                                146,679,446
                                                               ------------
     Leisure & Tourism -- 2.54%
       Activision, Inc.+.............................. 527,154    7,016,420
       Applebee's International, Inc.#................ 153,500    3,518,220
       Bob Evans Farms, Inc.#.........................  68,800    1,663,584
       Boyd Gaming Corp...............................  84,400    4,083,272
       Brinker International, Inc.+................... 170,800    6,777,344
       Callaway Golf Co.#............................. 127,500    1,867,875
       CBRL Group, Inc.#..............................  90,800    3,358,692
       Cheesecake Factory, Inc., Class A+#............ 152,200    5,576,608
       GTECH Holdings Corp............................ 242,900    7,432,740
       International Speedway Corp., Class B#.........  68,400    3,732,588
       Macrovision Corp.+.............................  98,200    1,526,028
       Outback Steakhouse, Inc........................ 127,600    5,139,728
       Ruby Tuesday, Inc.#............................ 123,800    3,010,816
                                                               ------------
                                                                 54,703,915
                                                               ------------
     Machinery -- 3.36%
       AGCO Corp.+.................................... 175,500    2,971,215
       Crane Co.......................................  96,700    3,070,225
       Flowserve Corp.+#.............................. 107,300    4,008,728
       Graco, Inc..................................... 133,300    4,849,454
       Granite Construction, Inc.#....................  64,000    2,375,680
       Jacobs Engineering Group, Inc.+#............... 112,300    7,296,131
       Joy Global, Inc................................ 157,300    8,319,597
       Kennametal, Inc.#..............................  74,400    4,076,376
       Nordson Corp.#.................................  63,400    2,524,588

                                                                   Value
                                                        Shares    (Note 2)

    ------------------------------------------------------------------------
    Machinery (continued)
      Pentair, Inc..................................... 197,700 $  7,552,140
      Precision Castparts Corp......................... 258,000   13,155,420
      Tecumseh Products Co., Class A#..................  35,800      799,056
      Timken Co........................................ 160,100    4,959,898
      Zebra Technologies Corp., Class A+............... 140,100    6,322,713
                                                                ------------
                                                                  72,281,221
                                                                ------------
    Medical - Biomedical/Gene -- 1.11%
      Invitrogen Corp.+#............................... 103,000    6,864,950
      Millennium Pharmaceuticals, Inc.+................ 599,200    6,297,592
      Protein Design Labs, Inc.+....................... 219,100    6,101,935
      Vertex Pharmaceuticals, Inc.+#................... 185,800    4,737,900
                                                                ------------
                                                                  24,002,377
                                                                ------------
    Medical Technology -- 1.13%
      Charles River Laboratories International, Inc.+#. 139,400    6,351,064
      Cytyc Corp.+#.................................... 218,000    5,997,180
      Gen-Probe, Inc.+.................................  98,400    4,543,128
      Inamed Corp.+....................................  70,500    5,910,720
      Martek Biosciences Corp.+#.......................  61,500    1,611,915
                                                                ------------
                                                                  24,414,007
                                                                ------------
    Metals -- 0.50%
      Harsco Corp.#....................................  80,900    5,375,805
      Steel Dynamics, Inc..............................  74,500    2,579,190
      Worthington Industries, Inc.#.................... 138,400    2,808,136
                                                                ------------
                                                                  10,763,131
                                                                ------------
    Multimedia -- 0.30%
      Belo Corp........................................ 187,700    4,091,860
      Media General, Inc., Class A#....................  46,600    2,362,620
                                                                ------------
                                                                   6,454,480
                                                                ------------
    Oil & Gas -- 7.62%
      Cooper Cameron Corp.+............................ 108,600    8,647,818
      Denbury Resources, Inc.+#........................ 221,800    5,021,552
      ENSCO International, Inc......................... 295,100   13,975,936
      Equitable Resources, Inc.#....................... 235,700    8,812,823
      FMC Technologies, Inc.+.......................... 133,100    5,469,079
      Forest Oil Corp.+................................ 106,000    4,749,860
      Grant Prideco, Inc.+............................. 246,700    9,470,813
      Hanover Compressor Co.+#......................... 160,200    2,165,904
      Helmerich & Payne, Inc.#.........................  99,800    5,790,396
      Newfield Exploration Co.+........................ 246,100   11,384,586
      Noble Energy, Inc................................ 339,100   12,672,167
      ONEOK, Inc....................................... 196,000    5,376,280
      Patterson-UTI Energy, Inc........................ 333,300   10,412,292
      Pioneer Natural Resources Co..................... 249,600   12,712,128
      Plains Exploration & Production Co.+............. 152,000    6,444,800
      Pogo Producing Co.#.............................. 116,000    5,684,000
      Pride International, Inc.+#...................... 307,600    9,163,404
      Smith International, Inc......................... 412,300   15,580,817
      Tidewater, Inc................................... 117,900    5,329,080
      Western Gas Resources, Inc. #.................... 111,600    5,321,088
                                                                ------------
                                                                 164,184,823
                                                                ------------
    Paper/Forest Products -- 1.10%
      Bowater, Inc..................................... 108,500    3,368,925
      Glatfelter.......................................  85,400    1,231,468
      Longview Fibre Co................................  99,100    2,106,866
      Packaging Corp. of America....................... 121,800    2,824,542
      Potlatch Corp.#..................................  56,400    2,726,376
      Rayonier, Inc.#.................................. 146,801    5,833,872
      Sonoco Products Co............................... 192,100    5,509,428
                                                                ------------
                                                                  23,601,477
                                                                ------------
    Pollution Control -- 0.74%
      Mine Safety Appliances Co.#......................  51,200    1,987,072
      Republic Services, Inc., Class A................. 239,900    8,600,415

November 30, 2005 MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   73
                                           CONTINUED


                                                               Value
                                                    Shares    (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Pollution Control (continued)
         Stericycle, Inc.+#........................  86,200 $  5,285,784
                                                            ------------
                                                              15,873,271
                                                            ------------
       Publishing -- 0.90%
         Banta Corp.#..............................  46,700    2,358,350
         Lee Enterprises, Inc.#....................  88,300    3,392,486
         Readers Digest Assoc., Inc., Class A#..... 192,500    2,989,525
         Scholastic Corp.+#........................  68,300    2,272,341
         Washington Post Co., Class B@.............  11,400    8,401,800
                                                            ------------
                                                              19,414,502
                                                            ------------
       Real Estate Investment Trusts -- 3.28%
         AMB Property Corp......................... 165,300    7,729,428
         Developers Diversified Realty Corp........ 211,100    9,562,830
         Highwoods Properties, Inc.#............... 104,200    3,004,086
         Hospitality Properties Trust.............. 139,600    5,750,124
         Liberty Property Trust.................... 170,400    7,235,184
         Macerich Co............................... 115,900    7,878,882
         Mack-Cali Realty Corp..................... 120,000    5,300,400
         New Plan Excel Realty Trust, Inc.#........ 201,100    4,802,268
         Regency Centers Corp...................... 131,800    7,650,990
         United Dominion Realty Trust, Inc.#....... 266,300    5,962,457
         Weingarten Realty Investors............... 156,000    5,892,120
                                                            ------------
                                                              70,768,769
                                                            ------------
       Retail -- 5.61%
         99 Cents Only Stores+#....................  93,300      898,479
         Aeropostale, Inc.+#....................... 107,600    2,676,012
         American Eagle Outfitters, Inc............ 265,500    6,042,780
         Barnes & Noble, Inc.+..................... 106,600    4,300,244
         BJ's Wholesale Club, Inc.+................ 132,300    3,504,627
         Blyth, Inc................................  51,800    1,025,640
         Borders Group, Inc........................ 136,500    2,783,235
         Claire's Stores, Inc...................... 192,700    5,497,731
         Copart, Inc.+............................. 135,000    3,399,300
         Dollar Tree Stores, Inc.+#................ 208,600    4,789,456
         GameStop Corp.#........................... 110,200    3,707,128
         Michaels Stores, Inc...................... 263,000    9,836,200
         MSC Industrial Direct Co., Inc., Class A#. 103,800    4,057,542
         Pacific Sunwear of California, Inc.+...... 144,800    3,831,408
         PETsMART, Inc............................. 278,100    6,624,342
         Pier 1 Imports, Inc.#..................... 167,200    2,123,440
         Regis Corp.#..............................  87,600    3,499,620
         Rent-A-Center, Inc.+#..................... 145,200    2,838,660
         Ross Stores, Inc.......................... 283,700    7,801,750
         Ruddick Corp..............................  67,400    1,362,154
         Saks, Inc.+............................... 275,600    4,555,668
         Urban Outfitters, Inc.+#.................. 213,800    6,597,868
         Whole Foods Market, Inc.#................. 130,600   19,234,768
         Williams-Sonoma, Inc.+#................... 226,000    9,806,140
                                                            ------------
                                                             120,794,192
                                                            ------------
       Savings & Loan -- 1.04%
         Astoria Financial Corp.#.................. 173,950    4,919,306
         Independence Community Bank Corp.......... 145,800    5,779,512
         New York Community Bancorp, Inc.#......... 459,500    7,650,675
         Washington Federal, Inc................... 168,510    4,089,738
                                                            ------------
                                                              22,439,231
                                                            ------------
       Schools -- 1.21%
         Career Education Corp.+#.................. 199,900    7,456,270
         Corinthian Colleges, Inc.+................ 177,200    2,145,892
         DeVry, Inc.+.............................. 113,800    2,642,436
         Education Management Corp.+............... 129,700    4,377,375
         ITT Educational Services, Inc.+...........  73,700    4,522,969
         Laureate Education, Inc.+#................  96,500    4,880,005
                                                            ------------
                                                              26,024,947
                                                            ------------

                                                                     Value
                                                           Shares   (Note 2)

 -----------------------------------------------------------------------------
 Semiconductors -- 3.26%
   Atmel Corp.+#.......................................... 822,000 $ 2,753,700
   Credence Systems Corp.+#............................... 193,000   1,565,230
   Cree, Inc.+#........................................... 146,700   3,935,961
   Cypress Semiconductor Corp.+#.......................... 259,500   3,892,500
   Fairchild Semiconductor International, Inc., Class A+#. 232,700   4,035,018
   Integrated Device Technology, Inc.+#................... 385,980   4,624,040
   International Rectifier Corp.+#........................ 137,200   4,865,112
   Intersil Corp., Class A................................ 297,800   7,638,570
   Lam Research Corp.+.................................... 265,000   9,948,100
   Lattice Semiconductor Corp.+........................... 220,600   1,078,734
   MEMC Electronic Materials, Inc.+#...................... 304,900   6,823,662
   Micrel, Inc.+#......................................... 127,900   1,545,032
   Microchip Technology, Inc.#............................ 406,100  13,547,496
   Semtech Corp.+#........................................ 142,900   2,845,139
   Triquint Semiconductor, Inc.+#......................... 271,700   1,222,650
                                                                   -----------
                                                                    70,320,944
                                                                   -----------
 Telecommunications -- 1.55%
   Adtran, Inc............................................ 130,900   3,869,404
   Cincinnati Bell, Inc.+................................. 477,900   1,863,810
   Harris Corp............................................ 258,600  11,528,388
   Plantronics, Inc.#.....................................  91,700   2,532,754
   Powerwave Technologies, Inc.+#......................... 213,600   2,682,816
   RF Micro Devices, Inc.+#............................... 365,600   2,076,608
   Telephone and Data Systems, Inc........................ 199,300   7,284,415
   UTStarcom, Inc.+#...................................... 200,000   1,658,000
                                                                   -----------
                                                                    33,496,195
                                                                   -----------
 Textile - Products -- 0.42%
   Mohawk Industries, Inc.+............................... 102,600   9,026,748
                                                                   -----------
 Tobacco -- 0.09%
   Universal Corp.#.......................................  49,900   2,014,962
                                                                   -----------
 Utilities - Electric -- 4.64%
   Alliant Energy Corp.................................... 226,100   6,409,935
   Black Hills Corp.#.....................................  63,600   2,324,580
   DPL, Inc............................................... 246,600   6,300,630
   Duquesne Light Holdings, Inc.#......................... 150,900   2,557,755
   Energy East Corp....................................... 286,400   6,716,080
   Great Plains Energy, Inc.#............................. 144,900   4,210,794
   Idacorp, Inc...........................................  82,000   2,341,920
   MDU Resources Group, Inc.#............................. 232,500   7,632,975
   Northeast Utilities.................................... 252,200   4,685,876
   NSTAR.................................................. 207,400   5,825,866
   OGE Energy Corp........................................ 175,300   4,691,028
   Pepco Holdings, Inc.................................... 367,200   7,957,224
   PNM Resources, Inc..................................... 133,400   3,464,398
   Puget Energy, Inc...................................... 223,800   4,650,564
   SCANA Corp............................................. 220,400   8,732,248
   Sierra Pacific Resources+.............................. 356,100   4,800,228
   Weststar Energy, Inc................................... 168,400   3,809,208
   Wisconsin Energy Corp.................................. 227,100   8,618,445
   WPS Resources Corp.#...................................  77,300   4,157,194
                                                                   -----------
                                                                    99,886,948
                                                                   -----------
 Utilities - Gas, Distribution -- 0.57%
   AGL Resources, Inc..................................... 150,200   5,312,574
   Vectren Corp.#......................................... 147,700   4,010,055
   WGL Holdings, Inc......................................  94,500   2,874,690
                                                                   -----------
                                                                    12,197,319
                                                                   -----------
 Utilities - Gas, Pipeline -- 0.93%
   Aquila, Inc.+#......................................... 724,700   2,572,685
   National Fuel Gas Co.#................................. 163,300   5,266,425
   Questar Corp.#......................................... 165,100  12,309,856
                                                                   -----------
                                                                    20,148,966
                                                                   -----------

74  MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   November 30, 2005
                             CONTINUED


                                                  Shares/
                                                 Principal       Value
                                                  Amount        (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Water Services -- 0.32%
       Aqua America, Inc.#.....................      186,600 $    6,902,334
                                                             --------------
     Total Long-Term Investment Securities
        (Cost $1,719,958,672)..................               2,124,941,644
                                                             --------------
     SHORT-TERM INVESTMENT SECURITIES -- 17.94%
     Collective Investment Pool -- 17.25%
       Securities Lending Quality Trust(1).....  371,490,814    371,490,814
                                                             --------------
     Commercial Paper -- 0.56%
       UBS Finance, Inc.:
        4.02% due 12/01/05@.................... $ 12,000,000     12,000,000
                                                             --------------
     Government Obligations -- 0.13%
       United States Treasury Bills:
        3.46% due 12/01/05@....................       75,000         75,000
        3.48% due 12/01/05@....................       70,000         70,000
        3.50% due 12/15/05@....................       40,000         39,946
        3.52% due 12/08/05@....................      240,000        239,837
        3.55% due 12/08/05@....................       85,000         84,942
        3.72% due 12/01/05@....................       55,000         55,000
        3.73% due 12/01/05@....................       40,000         40,000
        3.73% due 12/01/05@....................       30,000         30,000
        3.75% due 12/01/05@....................       25,000         25,000
        3.82% due 12/08/05@....................       45,000         44,967
        3.82% due 12/08/05@....................       55,000         54,959
        3.84% due 12/08/05@....................    1,200,000      1,199,107
        3.85% due 12/22/05@....................       55,000         54,877
        3.86% due 12/22/05@....................       55,000         54,877
        3.86% due 12/22/05@....................       85,000         84,809

                                                            Principal       Value
                                                             Amount        (Note 2)

---------------------------------------------------------------------------------------
Government Obligations (continued)
   3.88% due 12/15/05@.................................... $   25,000   $       24,962
   3.90% due 12/15/05@....................................     30,000           29,955
   3.93% due 12/15/05@....................................    590,000          589,101
                                                                        --------------
                                                                             2,797,339
                                                                        --------------
Total Short-Term Investment Securities
   (Cost $386,288,153)....................................                 386,288,153
                                                                        --------------
REPURCHASE AGREEMENT -- 0.45%
  Agreement with State Street Bank & Trust & Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $9,665,988 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.13%, due 10/19/07 and having an
   approximate value of $9,957,203
   (Cost $9,665,000)@.....................................  9,665,000        9,665,000
                                                                        --------------
TOTAL INVESTMENTS
   (Cost $2,115,911,825)(2)...............................     117.04%   2,520,894,797
Liabilities in excess of other assets.....................     (17.04)%   (366,964,798)
                                                           ----------   --------------
NET ASSETS --                                                  100.00%  $2,153,929,999
                                                           ==========   ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 2).
@ The security or a portion thereof represents collateral for open futures transactions.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.



Open Futures Contracts
--------------------------------------------------------------------------------------
                                                                          Unrealized
Number of                      Expiration  Value at      Value as of     Appreciation
Contracts     Description         Date    Trade Date  November 30, 2005 (Depreciation)
--------------------------------------------------------------------------------------
 74 Long  S&P MidCap 400 Index  Dec 2005  $26,436,275    $27,180,200       $743,925
                                                                           ========

See Notes to Financial Statements

November 30, 2005      MID CAP STRATEGIC GROWTH FUND - PORTFOLIO PROFILE       75
                                          (Unaudited)

Industry Allocation*

                   Leisure & Tourism.................  10.52%
                   Oil & Gas.........................   9.10%
                   Semiconductors....................   7.89%
                   Telecommunications................   6.91%
                   Commercial Services...............   6.87%
                   Information Processing -- Services   5.31%
                   Financial Services................   5.14%
                   Time Deposit......................   4.24%
                   Retail............................   3.48%
                   Advertising.......................   3.32%
                   Freight...........................   2.93%
                   Machinery.........................   2.93%
                   Information Processing -- Software   2.87%
                   Apparel & Products................   2.72%
                   Healthcare........................   2.62%
                   Schools...........................   2.53%
                   Drugs.............................   2.45%
                   Information Processing -- Hardware   2.28%
                   Real Estate.......................   2.20%
                   Therapeutics......................   1.60%
                   Home Builders.....................   1.48%
                   Banks.............................   1.43%
                   Medical Technology................   1.41%
                   Automotive........................   1.35%
                   Water Services....................   1.34%
                   Pollution Control.................   1.26%
                   Metals............................   1.17%
                   Insurance.........................   1.04%
                   Building Materials................   0.78%
                   Tobacco...........................   0.77%
                   Medical -- Biomedical/Gene........   0.74%
                   Utilities -- Gas, Pipeline........   0.56%
                   Hospital Supplies.................   0.55%
                                                      ------
                                                      101.79%
                                                      ======

*  Calculated as a percentage of net assets.

76    MID CAP STRATEGIC GROWTH FUND - SCHEDULE OF INVESTMENTS    November 30, 2005
                            (Unaudited)


                                                                   Value
                                                           Shares (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 97.55%
     Advertising -- 3.32%
       Getty Images, Inc.+................................  3,167 $289,116
       Lamar Advertising Co., Class A+....................  1,875   86,906
                                                                  --------
                                                                   376,022
                                                                  --------
     Apparel & Products -- 2.72%
       Abercrombie and Fitch Co., Class A.................  1,500   91,980
       Chico's FAS, Inc.+.................................  1,415   62,415
       Polo Ralph Lauren Corp., Class A...................  1,493   80,025
       Too, Inc.+.........................................  2,300   72,749
                                                                  --------
                                                                   307,169
                                                                  --------
     Automotive -- 1.35%
       AutoZone, Inc.+....................................  1,720  153,183
                                                                  --------
     Banks -- 1.43%
       Mellon Financial Corp..............................  4,800  161,472
                                                                  --------
     Building Materials -- 0.78%
       Rinker Group, Ltd. Sponsored ADR...................    985   56,549
       Shaw Group, Inc.+..................................  1,100   31,779
                                                                  --------
                                                                    88,328
                                                                  --------
     Commercial Services -- 6.87%
       Corporate Executive Board Co.......................  3,935  340,417
       Corrections Corp. of America+......................  3,300  146,619
       Iron Mountain, Inc.+...............................  3,763  155,224
       Paychex, Inc.......................................  2,100   89,061
       Weight Watchers International, Inc.+...............    970   46,366
                                                                  --------
                                                                   777,687
                                                                  --------
     Drugs -- 2.45%
       Caremark Rx, Inc.+.................................  1,707   87,723
       Idenix Pharmaceuticals, Inc.+......................  2,435   50,550
       Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  3,400  138,992
                                                                  --------
                                                                   277,265
                                                                  --------
     Financial Services -- 5.14%
       Ameritrade Holding Corp.+.......................... 10,085  235,586
       Calamos Asset Management, Inc., Class A............  3,083   83,549
       Chicago Merchantile Exchange Holdings, Inc.........    325  115,099
       Legg Mason, Inc....................................  1,200  147,180
                                                                  --------
                                                                   581,414
                                                                  --------
     Freight -- 2.93%
       CH Robinson Worldwide, Inc.........................  4,390  177,575
       Expeditors International of Washington, Inc........  2,175  154,447
                                                                  --------
                                                                   332,022
                                                                  --------
     Healthcare -- 2.62%
       Covance, Inc.+.....................................  1,873   89,042
       Dade Behring Holdings, Inc.........................  3,585  146,591
       DaVita, Inc.+......................................  1,150   60,364
                                                                  --------
                                                                   295,997
                                                                  --------
     Home Builders -- 1.48%
       Desarrolladora Homex SA De CV+.....................  2,595   78,499
       NVR, Inc.+.........................................    129   88,655
                                                                  --------
                                                                   167,154
                                                                  --------
     Hospital Supplies -- 0.55%
       Techne Corp.+......................................  1,025   56,642
       Varian Medical Systems, Inc.+......................    100    5,082
                                                                  --------
                                                                    61,724
                                                                  --------
     Information Processing - Hardware -- 2.28%
       Lexar Media, Inc.+................................. 14,100  120,273
       Sandisk Corp.+.....................................  2,700  137,862
                                                                  --------
                                                                   258,135
                                                                  --------

                                                                     Value
                                                            Shares  (Note 2)

   --------------------------------------------------------------------------
   Information Processing - Services -- 5.31%
     Checkfree Corp.+......................................   300  $   14,055
     Expedia, Inc.+........................................ 3,505      86,889
     Fair Issac & Co., Inc................................. 1,900      87,058
     Monster Worldwide, Inc.+.............................. 8,286     322,325
     Netease.com, Inc.+....................................   820      46,724
     Shanda Interactive Entertainment, Ltd. Sponsored ADR+.   735      12,561
     Sina Corp.+........................................... 1,235      30,801
                                                                   ----------
                                                                      600,413
                                                                   ----------
   Information Processing - Software -- 2.87%
     ChoicePoint, Inc.+.................................... 1,245      53,821
     Red Hat, Inc.+........................................ 3,900      91,923
     Salesforce.com, Inc.+................................. 3,140     100,009
     Satyam Computer Services, Ltd......................... 2,256      79,502
                                                                   ----------
                                                                      325,255
                                                                   ----------
   Insurance -- 1.04%
     Brown & Brown, Inc.................................... 2,350      68,573
     White Mountains Insurance Group, Ltd..................    81      49,280
                                                                   ----------
                                                                      117,853
                                                                   ----------
   Leisure & Tourism -- 10.52%
     Activision, Inc.+..................................... 9,441     125,660
     Brinker International, Inc............................ 2,500      99,200
     Cheesecake Factory, Inc., Class A+.................... 1,710      62,654
     Gaylord Entertainment Co.+............................ 1,445      62,511
     Harley-Davidson, Inc.................................. 1,875     100,987
     International Game Technology......................... 6,050     177,567
     International Speedway Corp., Class B................. 1,350      73,670
     P.F. Chang's China Bistro, Inc.+...................... 1,710      87,980
     SCP Pool Corp......................................... 1,665      64,818
     Station Casinos, Inc.................................. 1,850     128,279
     Wendy's International, Inc............................ 1,825      92,674
     Wynn Resorts, Ltd.+................................... 2,050     114,451
                                                                   ----------
                                                                    1,190,451
                                                                   ----------
   Machinery -- 2.93%
     Jacobs Engineering Group, Inc.+....................... 1,200      77,964
     JLG Industries, Inc................................... 2,300     104,650
     Joy Global, Inc....................................... 1,000      52,890
     Pentair, Inc.......................................... 2,515      96,073
                                                                   ----------
                                                                      331,577
                                                                   ----------
   Medical - Biomedical/Gene -- 0.74%
     Genzyme Corp.+........................................ 1,120      83,261
                                                                   ----------
   Medical Technology -- 1.41%
     Gen-Probe, Inc.+...................................... 1,240      57,251
     Hologic, Inc.+........................................ 1,013      71,994
     Inamed Corp.+.........................................   360      30,182
                                                                   ----------
                                                                      159,427
                                                                   ----------
   Metals -- 1.17%
     Inco, Ltd............................................. 3,000     131,970
                                                                   ----------
   Oil & Gas -- 9.10%
     BJ Services Co........................................ 2,200      80,630
     Chesapeake Energy Corp................................ 1,800      52,110
     ENSCO International, Inc.............................. 1,137      53,848
     Forest Oil Corp.+..................................... 2,100      94,101
     Hydril Co.+...........................................   948      60,767
     National-Oilwell Varco, Inc.+.........................   986      59,771
     Noble Corp............................................   849      61,187
     Southwestern Energy Co.+.............................. 3,598     122,584
     Todco, Class A+....................................... 1,400      58,198
     Transocean, Inc.+.....................................   778      49,668
     Ultra Petroleum Corp.+................................ 6,250     336,125
                                                                   ----------
                                                                    1,028,989
                                                                   ----------

November 30, 2005   MID CAP STRATEGIC GROWTH FUND - SCHEDULE OF INVESTMENTS    77
                                    (Unaudited) - CONTINUED


                                                              Value
                                                      Shares (Note 2)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Pollution Control -- 1.26%
             Stericycle, Inc.+....................... 2,325  $142,569
                                                             --------
           Real Estate -- 2.20%
             Brookfield Asset Management, Inc........ 2,525   120,644
             CB Richard Ellis Group, Inc., Class A+.. 1,245    69,098
             St. Joe Co..............................   894    59,362
                                                             --------
                                                              249,104
                                                             --------
           Retail -- 3.48%
             Bed Bath & Beyond, Inc.+................ 2,100    89,586
             Express Scripts, Inc., Class A+......... 1,072    90,541
             Tractor Supply Co.+..................... 1,526    82,190
             Urban Outfitters, Inc.+................. 2,283    70,454
             Williams-Sonoma, Inc.+.................. 1,400    60,746
                                                             --------
                                                              393,517
                                                             --------
           Schools -- 2.53%
             Career Education Corp.+................. 2,020    75,346
             ITT Educational Services, Inc.+......... 1,675   102,795
             Strayer Education, Inc.................. 1,085   108,283
                                                             --------
                                                              286,424
                                                             --------
           Semiconductors -- 7.89%
             Advanced Micro Devices, Inc.+........... 4,600   120,428
             Broadcom Corp., Class A+................ 1,200    55,848
             Freescale Semiconductor, Inc., Class A+. 2,125    54,719
             Marvell Technology Group, Ltd.+......... 3,100   172,174
             Microchip Technology, Inc............... 1,600    53,376
             Microsemi Corp.+........................ 3,653   101,371
             Portalplayer, Inc.+..................... 4,100    98,523
             Tessera Technologies, Inc.+............. 2,320    63,800
             Trident Microsystems, Inc.+............. 9,158   172,536
                                                             --------
                                                              892,775
                                                             --------

                                                          Shares/
                                                         Principal     Value
                                                          Amount      (Note 2)

--------------------------------------------------------------------------------
Telecommunications -- 6.91%
  Adtran, Inc...........................................    6,609   $   195,362
  Crown Castle International Corp.+.....................    5,625       154,125
  NII Holdings, Inc., Class B+..........................    5,040       218,988
  Tellabs, Inc.+........................................   20,763       213,028
                                                                    -----------
                                                                        781,503
                                                                    -----------
Therapeutics -- 1.60%
  Neurocrine Biosciences, Inc.+.........................    3,037       180,762
                                                                    -----------
Tobacco -- 0.77%
  Loews Corp. - Carolina Group..........................    2,170        87,342
                                                                    -----------
Utilities - Gas, Pipeline -- 0.56%
  Questar Corp..........................................      850        63,376
                                                                    -----------
Water Services - 1.34%
  Aqua America, Inc.....................................    4,100       151,659
                                                                    -----------
Total Long-Term Investment Securities
   (Cost $9,649,365)....................................             11,035,799
                                                                    -----------
SHORT-TERM INVESTMENTS -- 4.24%
Time Deposit -- 4.24%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.40% due 12/01/05
   (Cost $480,000)...................................... $480,000       480,000
                                                                    -----------
TOTAL INVESTMENTS
   (Cost $10,129,365)(1)................................   101.79%   11,515,799
Liabilities in excess of other assets...................    (1.79)%    (202,084)
                                                         --------   -----------
NET ASSETS --                                              100.00%  $11,313,715
                                                         ========   ===========

--------
ADR--American Depository Receipt
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

78      MONEY MARKET I FUND - PORTFOLIO PROFILE (Unaudited)      November 30, 2005


Industry Allocation*

                     Asset Backed/Receivables...... 19.86%
                     Asset Backed/Multi-Asset...... 18.66%
                     Asset Backed/Securities....... 12.41%
                     Finance....................... 10.96%
                     Foreign Bank..................  9.72%
                     Diversified Financial Services  6.48%
                     Money Center Banks............  5.73%
                     Investment Bank/Brokerage.....  5.73%
                     Domestic Bank.................  3.74%
                     Sovereign Agency..............  3.73%
                     Asset Backed/CLOs.............  2.48%
                     Commercial Bank...............  0.15%
                                                    -----
                                                    99.65%
                                                    =====

                     Weighted Average Days to Maturity 37

Credit Quality*+#

                            A-1.............  96.27%
                            Government-Agent   3.73%
                                             ------
                                             100.00%
                                             ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

November 30, 2005  MONEY MARKET I FUND - SCHEDULE OF INVESTMENTS (Unaudited)   79


                                                 Principal     Value
                                                  Amount      (Note 2)
        ----------------------------------------------------------------
        ASSET BACKED COMMERCIAL PAPER -- 47.19%
          Amstel Funding Corp.:
           3.84% due 12/15/05*................. $ 5,000,000 $  4,992,533
          Amsterdam Funding Corp.:
           4.02% due 12/09/05*.................   5,000,000    4,995,533
           4.10% due 01/23/06*.................  10,000,000    9,939,639
          Atlantis One Funding Corp.:
           4.10% due 01/23/06*.................  10,000,000    9,939,639
          Barton Capital LLC:
           4.08% due 01/10/06*.................   5,000,000    4,977,333
           4.13% due 01/25/06*.................  10,000,000    9,936,903
          Cafco LLC:
           4.16% due 01/27/06*.................   5,000,000    4,967,067
           4.18% due 01/30/06*.................   5,000,000    4,965,208
          Cancara Asset Securitisation, Ltd.:
           3.75% due 12/01/05*.................   5,000,000    5,000,000
           4.02% due 01/09/06*.................   5,000,000    4,978,225
          Charta LLC:
           3.98% due 12/15/05*.................  10,000,000    9,984,522
           4.11% due 01/13/06*.................   5,000,000    4,975,454
          Clipper Receivables Corp:
           4.03% due 12/14/05..................   5,000,000    4,992,724
          CRC Funding LLC:
           4.27% due 02/07/06*.................   5,000,000    4,959,672
          Edison Asset Securitization LLC:
           4.02% due 12/09/05*.................  10,000,000    9,991,067
          Galaxy Funding, Inc.:
           4.03% due 01/10/06*.................   5,000,000    4,977,611
          Giro Funding United States Corp.:
           3.84% due 12/15/05*.................   5,000,000    4,992,533
          Govco, Inc.:
           4.04% due 01/12/06*.................   5,000,000    4,976,433
           4.28% due 02/23/06*.................   5,000,000    4,950,067
          Greyhawk Funding LLC:
           4.02% due 01/05/06*.................   5,000,000    4,980,458
           4.23% due 02/08/06*.................   5,000,000    4,959,463
          Jupiter Securitization Corp.:
           4.03% due 12/06/05*.................   5,000,000    4,997,205
          Ranger Funding Co., LLC:
           4.05% due 12/15/05*.................  10,000,000    9,984,250
          Sheffield Receivables Corp.:
           4.13% due 01/04/06*.................   5,000,000    4,980,497
          Surrey Funding Corp.:
           4.17% due 02/03/06*.................   5,000,000    4,962,934
           4.23% due 01/30/06*.................   5,000,000    4,964,750
          Sydney Capital Corp.:
           4.10% due 12/21/05*.................   5,000,000    4,988,611
           4.28% due 02/14/06*.................   5,000,000    4,955,417
          Thames Asset Global Sec Yrs1+2:
           4.03% due 12/06/05*.................   5,000,000    4,997,201
           4.10% due 12/20/05*.................   5,000,000    4,989,181
          Windmill Funding Corp.:
           4.02% due 12/09/05*.................   5,000,000    4,995,533
           4.08% due 12/20/05*.................   5,000,000    4,989,234
                                                            ------------
        Total Asset-Backed Commercial Paper
           (Cost $189,236,897).................              189,236,897
                                                            ------------
        CERTIFICATES OF DEPOSIT -- 17.71%
          Barclays Bank PLC:
           3.92% due 12/07/05(1)...............   5,000,000    5,000,008
          BNP Paribas:
           3.75% due 12/28/05(1)...............   5,000,000    5,000,019
           4.16% due 01/09/06(1)...............   5,000,000    5,000,027
          Citibank NA:
           3.90% due 12/23/05..................   8,000,000    8,000,000
           4.02% due 01/05/06..................   5,000,000    5,000,000
          Deutsche Bank:
           4.00% due 01/06/06..................   5,000,000    5,000,000

                                                 Principal     Value
                                                  Amount      (Note 2)

        ----------------------------------------------------------------
        CERTIFICATES OF DEPOSIT (continued)
          Fortis Bank:
           4.26% due 01/31/06.................. $ 5,000,000 $  5,000,042
          Lloyds Bank PLC:
           4.12% due 01/23/06(1)...............   8,000,000    8,000,058
          Royal Bank of Scotland PLC:
           4.31% due 09/29/06..................   5,000,000    5,000,000
          UBS AG:
           4.15% due 01/09/06..................   5,000,000    5,000,000
           4.22% due 02/06/06..................   5,000,000    5,000,000
          Wells Fargo & Co.:
           4.03% due 12/09/05..................  10,000,000   10,000,000
                                                            ------------
        Total Certificates of Deposit
           (Cost $71,000,154)..................               71,000,154
                                                            ------------
        COMMERCIAL PAPER -- 15.91%
          Bear Stearns Co., Inc.:
           3.75% due 12/01/05..................   5,000,000    5,000,000
           4.11% due 01/23/06..................   5,000,000    4,969,746
          Ciesco, LP:
           4.10% due 01/18/06*.................  10,000,000    9,945,333
          Dexia Credit Local SA:
           4.03% due 12/05/05(1)...............   5,000,000    4,999,371
          Falcon Asset Securitization:
           4.09% due 12/19/05*.................   5,000,000    4,989,775
           4.13% due 01/04/06*.................   5,000,000    4,980,497
          General Electric Capital Corp.:
           4.17% due 02/01/06..................   5,000,000    4,964,092
          General Electric Co.:
           3.99% due 12/27/05..................   5,000,000    4,985,592
          Goldman Sachs Group, Inc.:
           4.14% due 12/18/05(1)...............   5,000,000    5,000,000
          HBOS Treasury Services PLC:
           3.95% due 12/13/05..................   9,000,000    8,988,150
          Merrill Lynch & Co., Inc.:
           4.00% due 12/09/05..................   5,000,000    4,995,556
                                                            ------------
        Total Commercial Paper
           (Cost $63,818,112)..................               63,818,112
                                                            ------------
        MEDIUM TERM NOTES -- 11.72%
          Beta Finance, Inc.:
           4.07% due 12/15/05*(1)..............   5,000,000    5,000,000
          Merrill Lynch & Co., Inc.:
           4.10% due 12/15/05(1)...............   3,000,000    3,000,000
          Sedna Finance, Inc.:
           4.09% due 12/15/05*(1)..............   5,000,000    5,000,000
           4.15% due 12/28/05*(1)..............  10,000,000   10,000,000
          Sigma Finance, Inc.:
           4.05% due 12/06/05*(1)..............   9,000,000    9,000,000
           4.14% due 12/28/05*(1)..............   5,000,000    4,999,854
          Wells Fargo & Co.:
           4.05% due 12/03/05(1)...............   5,000,000    5,000,000
          White Pine Finance LLC:
           4.08% due 12/15/05*(1)..............   5,000,000    4,999,889
                                                            ------------
        Total Medium Term Notes
           (Cost $46,999,743)..................               46,999,743
                                                            ------------
        U.S. GOVERNMENT AGENCIES -- 3.73%
          Federal Home Loan Bank:
           4.16% due 02/01/06..................   5,000,000    4,964,178
          Federal National Mtg. Assoc.:
           4.00% due 08/08/06(1)...............   5,000,000    5,000,000
           4.01% due 12/01/05(1)...............   5,000,000    4,999,782
                                                            ------------
        Total U.S. Government Agencies
           (Cost $14,963,960)..................               14,963,960
                                                            ------------
        Total Short-Term Investments Securities
           (Cost $386,018,866).................             $386,018,866
                                                            ------------

80  MONEY MARKET I FUND - SCHEDULE OF INVESTMENTS (Unaudited) -  November 30, 2005
                             CONTINUED


                                                      Principal      Value
                                                       Amount       (Note 2)
  ----------------------------------------------------------------------------
  REPURCHASE AGREEMENTS -- 3.39%
    State Street Bank & Trust Co., Joint Repurchase
     Agreement(2)................................... $   595,000  $    595,000
    UBS Warburg, LLC, Joint Repurchase
     Agreement(2)...................................  13,000,000    13,000,000
                                                                  ------------
  Total Repurchase Agreement
     (Cost $13,595,000).............................                13,595,000
                                                                  ------------
  TOTAL INVESTMENTS
     (Cost $399,613,866)(3).........................       99.65%  399,613,866
  Other assets less liabilities.....................        0.35%    1,390,176
                                                     -----------  ------------
  NET ASSETS --                                           100.00% $401,004,042
                                                     ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $243,159,522 representing 60.64% of net assets. Unless otherwise pricing procedures for foreign equity securities.
(1)Variable rate security - the rate reflected is as of November 30, 2005; maturity date reflects next reset date.
(2)See Note 2 for details of Joint Repurchase Agreement.
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2005  NASDAQ 100(R) INDEX FUND - PORTFOLIO PROFILE (Unaudited)    81

Industry Allocation*

                   Information Processing -- Software  13.39%
                   Semiconductors....................  13.32%
                   Telecommunications................  11.40%
                   Information Processing -- Hardware   9.70%
                   Information Processing -- Services   9.24%
                   Collective Investment Pool........   9.20%
                   Medical -- Biomedical/Gene........   7.88%
                   Retail............................   7.33%
                   Repurchase Agreement..............   5.09%
                   Leisure & Tourism.................   3.91%
                   Broadcasting......................   3.72%
                   Electronics/Electrical Equipment..   2.21%
                   Commercial Services...............   2.04%
                   Drugs.............................   1.77%
                   Medical Technology................   1.65%
                   Therapeutics......................   1.59%
                   Schools...........................   1.18%
                   Freight...........................   1.00%
                   Heavy Duty Trucks/Parts...........   0.97%
                   Healthcare........................   0.90%
                   United States Treasury Bills......   0.53%
                   Building Materials................   0.40%
                   Chemical..........................   0.30%
                   Advertising.......................   0.28%
                   Paper/Forest Products.............   0.22%
                                                      ------
                                                      109.22%
                                                      ======

*  Calculated as a percentage of net assets.

82      NASDAQ 100(R) INDEX FUND - SCHEDULE OF INVESTMENTS       November 30, 2005
                            (Unaudited)


                                                                    Value
                                                          Shares   (Note 2)
   -------------------------------------------------------------------------
   COMMON STOCK -- 94.40%
   Advertising -- 0.28%
     Lamar Advertising Co., Class A+#....................   5,760 $  266,976
                                                                  ----------
   Broadcasting -- 3.72%
     Comcast Corp., Class A+.............................  63,520  1,676,928
     EchoStar Communications Corp., Class A..............  14,660    378,814
     Liberty Global, Inc. Class A+.......................  16,090    358,968
     Sirius Satellite Radio, Inc.+#......................  95,770    684,756
     XM Satellite Radio Holdings, Inc., Class A+#........  15,240    445,922
                                                                  ----------
                                                                   3,545,388
                                                                  ----------
   Building Materials -- 0.40%
     Fastenal Co.........................................   9,620    381,914
                                                                  ----------
   Chemical -- 0.30%
     Sigma-Aldrich Corp.#................................   4,320    285,293
                                                                  ----------
   Commercial Services -- 2.04%
     CDW Corp............................................   5,580    327,267
     Cintas Corp.........................................  13,460    601,931
     Paychex, Inc........................................  23,950  1,015,720
                                                                  ----------
                                                                   1,944,918
                                                                  ----------
   Drugs -- 1.77%
     Sepracor, Inc.+#....................................   6,810    374,414
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR#.  31,950  1,306,116
                                                                  ----------
                                                                   1,680,530
                                                                  ----------
   Electronics/Electrical Equipment -- 2.21%
     American Power Conversion Corp......................  13,020    291,778
     Comverse Technology, Inc.+..........................  13,850    363,008
     Flextronics International, Ltd.+....................  41,350    426,732
     Garmin, Ltd.#.......................................   6,670    367,517
     JDS Uniphase Corp.+#................................ 125,710    323,075
     Molex, Inc.#........................................   6,600    176,814
     Sanmina-SCI Corp.+..................................  37,380    154,753
                                                                  ----------
                                                                   2,103,677
                                                                  ----------
   Freight -- 1.00%
     CH Robinson Worldwide, Inc..........................  11,280    456,276
     Expeditors International of Washington, Inc.#.......   6,980    495,650
                                                                  ----------
                                                                     951,926
                                                                  ----------
   Healthcare -- 0.90%
     Dentsply International, Inc.........................   5,080    282,600
     Lincare Holdings, Inc.+.............................   6,310    270,888
     Patterson Cos., Inc.+#..............................   8,810    307,822
                                                                  ----------
                                                                     861,310
                                                                  ----------
   Heavy Duty Trucks/Parts -- 0.97%
     PACCAR, Inc.........................................  12,800    919,808
                                                                  ----------
   Information Processing - Hardware -- 9.70%
     Apple Computer, Inc.+@..............................  77,090  5,228,244
     Dell, Inc.+.........................................  58,740  1,771,598
     Juniper Networks, Inc.+.............................  24,540    551,905
     Network Appliance, Inc.+............................  25,620    746,054
     Sandisk Corp.+......................................  11,100    566,766
     Sun Microsystems, Inc.+.............................  98,810    372,514
                                                                  ----------
                                                                   9,237,081
                                                                  ----------
   Information Processing - Services -- 9.24%
     Check Point Software Technologies, Ltd.+............  16,060    341,917
     Cognizant Technology Solutions Corp., Class A+......   8,860    430,508
     eBay, Inc.+.........................................  67,250  3,013,473
     Fiserv, Inc.+.......................................  15,680    713,597
     IAC/InterActiveCorp+................................  22,230    613,770
     Symantec Corp.+.....................................  75,320  1,330,905
     Synopsys, Inc.+.....................................   8,870    173,142
     VeriSign, Inc.+#....................................  16,640    369,907
     Yahoo!, Inc.+.......................................  45,110  1,814,775
                                                                  ----------
                                                                   8,801,994
                                                                  ----------

                                                              Value
                                                    Shares   (Note 2)

        ---------------------------------------------------------------
        Information Processing - Software -- 13.39%
          Adobe Systems, Inc.......................  32,130 $ 1,047,759
          Autodesk, Inc............................  15,850     661,262
          BEA Systems, Inc.+.......................  24,270     212,848
          Citrix Systems, Inc.+....................  13,490     366,119
          Intuit, Inc.+............................  15,210     814,800
          Mercury Interactive Corp.+...............   6,150     170,970
          Microsoft Corp........................... 245,570   6,804,745
          Oracle Corp.+............................ 143,480   1,803,543
          Pixar, Inc.+#............................   7,950     440,748
          Siebel Systems, Inc.#....................  40,750     427,875
                                                            -----------
                                                             12,750,669
                                                            -----------
        Leisure & Tourism -- 3.91%
          Electronic Arts, Inc.+...................  20,380   1,148,617
          Starbucks Corp.+.........................  71,160   2,166,822
          Wynn Resorts, Ltd.+#.....................   7,220     403,092
                                                            -----------
                                                              3,718,531
                                                            -----------
        Medical - Biomedical/Gene -- 7.88%
          Amgen, Inc.+.............................  38,300   3,099,619
          Biogen Idec, Inc.+.......................  24,490   1,048,417
          Celgene Corp.+...........................  11,080     674,994
          Genzyme Corp.+...........................  21,430   1,593,106
          Invitrogen Corp.+........................   3,320     221,278
          MedImmune, Inc.+.........................  17,560     630,580
          Millennium Pharmaceuticals, Inc.+........  22,550     237,000
                                                            -----------
                                                              7,504,994
                                                            -----------
        Medical Technology -- 1.65%
          Biomet, Inc..............................  22,380     797,175
          Chiron Corp.+#...........................  17,500     775,250
                                                            -----------
                                                              1,572,425
                                                            -----------
        Paper/Forest Products -- 0.22%
          Smurfit-Stone Container Corp.+...........  16,590     210,195
                                                            -----------
        Retail -- 7.33%
          Amazon.com, Inc.+#.......................  18,210     882,457
          Bed Bath & Beyond, Inc.+.................  26,490   1,130,063
          Costco Wholesale Corp....................  16,820     840,664
          Dollar Tree Stores, Inc.+................   6,950     159,572
          Express Scripts, Inc., Class A+..........   8,840     746,626
          PETsMART, Inc............................   9,480     225,814
          Ross Stores, Inc.#.......................   9,590     263,725
          Sears Holdings Corp.+....................  11,480   1,320,430
          Staples, Inc.............................  32,885     759,643
          Whole Foods Market, Inc..................   4,400     648,032
                                                            -----------
                                                              6,977,026
                                                            -----------
        Schools -- 1.18%
          Apollo Group, Inc., Class A+.............  12,160     865,792
          Career Education Corp.+..................   6,980     260,354
                                                            -----------
                                                              1,126,146
                                                            -----------
        Semiconductors -- 13.32%
          Altera Corp.+............................  34,910     637,457
          Applied Materials, Inc...................  55,890   1,012,168
          ATI Technologies, Inc.+#.................  16,560     270,922
          Broadcom Corp., Class A+.................  17,150     798,161
          Intel Corp............................... 142,110   3,791,495
          Intersil Corp., Class A..................  10,320     264,708
          KLA-Tencor Corp..........................  15,940     815,969
          Lam Research Corp.+......................   9,390     352,501
          Linear Technology Corp...................  27,320   1,019,309
          Marvell Technology Group, Ltd.+..........  17,810     989,167
          Maxim Integrated Products, Inc...........  30,610   1,118,795
          Microchip Technology, Inc................  11,590     386,642
          Novellus Systems, Inc.+..................   9,420     232,391
          QLogic Corp.+............................   5,470     180,838
          Xilinx, Inc..............................  30,890     816,732
                                                            -----------
                                                             12,687,255
                                                            -----------

November 30, 2005     NASDAQ 100(R) INDEX FUND - SCHEDULE OF INVESTMENTS       83
                                    (Unaudited) - CONTINUED


                                                       Shares/
                                                      Principal    Value
                                                       Amount     (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Telecommunications -- 11.40%
      Cisco Systems, Inc.+...........................    152,070 $ 2,667,308
      Level 3 Communications, Inc.+#.................     45,950     156,230
      MCI, Inc.......................................     23,670     470,086
      NTL, Inc.+#....................................      6,180     359,862
      QUALCOMM, Inc..................................    131,370   5,973,394
      Research In Motion, Ltd.+......................     12,710     776,962
      Telefonaktiebolaget LM Ericsson ADR, Class B+#.      8,560     278,885
      Tellabs, Inc.+.................................     16,990     174,317
                                                                 -----------
                                                                  10,857,044
                                                                 -----------
    Therapeutics -- 1.59%
      Gilead Sciences, Inc.+.........................     29,900   1,515,631
                                                                 -----------
    Total Long-Term Investment Securities
       (Cost $70,409,183)............................             89,900,731
                                                                 -----------
    SHORT-TERM INVESTMENT SECURITIES -- 9.73%
    Collective Investment Pool -- 9.20%
      Securities Lending Quality Trust(1)............  8,765,878   8,765,878
                                                                 -----------
    Government Obligations -- 0.53%
      United States Treasury Bills:
       3.45% due 12/01/05@........................... $   50,000      50,000
       3.50% due 12/08/05@...........................     35,000      34,976
       3.51% due 12/15/05@...........................     15,000      14,980
       3.70% due 12/01/05@...........................     90,000      90,000
       3.85% due 12/22/05@...........................     60,000      59,865
       3.86% due 12/15/05@...........................     60,000      59,910
       3.89% due 12/15/05@...........................     20,000      19,970

                                                             Principal      Value
                                                              Amount       (Note 2)

--------------------------------------------------------------------------------------
Government Obligations (continued)
   3.91% due 12/15/05@..................................... $   25,000   $     24,962
   3.92% due 12/15/05@.....................................    125,000        124,810
   3.96% due 12/15/05@.....................................     20,000         19,969
                                                                         ------------
                                                                              499,442
                                                                         ------------
Total Short-Term Investments
   (Cost $9,265,320).......................................                 9,265,320
                                                                         ------------
REPURCHASE AGREEMENT -- 5.09%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $4,851,496 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.13%, due 10/19/07 and having an approximate value
   of $4,951,260 (Cost $4,851,000)@........................  4,851,000      4,851,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $84,525,503)(2)...................................     109.22%   104,017,051
Liabilities in excess of other assets......................      (9.22)%   (8,781,329)
                                                            ----------   ------------
NET ASSETS --                                                   100.00%  $ 95,235,722
                                                            ==========   ============

--------
ADR--American Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan.
@ The security or a portion thereof represents collateral for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned.
(2)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
------------------------------------------------------------------------------------
                                                                        Unrealized
Number of                   Expiration    Value at     Value as of     Appreciation
Contracts   Description        Date      Trade Date November 30, 2005 (Depreciation)
------------------------------------------------------------------------------------
 32 Long  Nasdaq 100 Index December 2005 $5,215,115    $5,360,000        $144,885
                                                                         ========

See Notes to Financial Statements

84   SCIENCE & TECHNOLOGY FUND - PORTFOLIO PROFILE (Unaudited)   November 30, 2005

Industry Allocation*

                   Semiconductors....................  20.19%
                   Information Processing -- Software  20.18%
                   Information Processing -- Services  19.42%
                   Information Processing -- Hardware  15.97%
                   Telecommunications................  10.80%
                   Collective Investment Pool........   4.62%
                   Electronics/Electrical Equipment..   4.29%
                   Oil & Gas.........................   1.92%
                   Leisure & Tourism.................   1.73%
                   Registered Investment Companies...   1.56%
                   Commercial Services...............   1.51%
                   Medical Technology................   0.53%
                   Insurance.........................   0.43%
                   Multimedia........................   0.36%
                   Utilities -- Communication........   0.27%
                   Time Deposit......................   0.23%
                   Retail............................   0.22%
                   Broadcasting......................   0.08%
                   Medical -- Biomedical/Gene........   0.05%
                   Advertising.......................   0.03%
                                                      ------
                                                      104.39%
                                                      ======

*  Calculated as a percentage of net assets.

November 30, 2005     SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS      85
                                    (Unaudited) - CONTINUED


                                                                   Value
                                                       Shares     (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK -- 97.98%
    Advertising -- 0.03%
      Greenfield Online, Inc.+.......................    61,110 $    309,828
                                                                ------------
    Broadcasting -- 0.08%
      Usen Corp.(3)..................................    26,500      659,858
      XM Satellite Radio Holdings, Inc., Class A+....     7,000      204,820
                                                                ------------
                                                                     864,678
                                                                ------------
    Commercial Services -- 1.51%
      Accenture, Ltd., Class A.......................   304,714    8,666,066
      CDW Corp.......................................   148,864    8,730,874
                                                                ------------
                                                                  17,396,940
                                                                ------------
    Electronics/Electrical Equipment -- 4.29%
      Cogent, Inc.+#.................................   235,243    5,556,440
      Comverse Technology, Inc.+.....................       960       25,161
      Energy Conversion Devices, Inc.+...............    31,200      915,720
      Flextronics International, Ltd.+...............   796,068    8,215,422
      Jabil Circuit, Inc.+...........................   185,210    6,134,155
      LG Electronics, Inc.(3)........................    46,948    3,545,450
      Samsung Electronics Co., Ltd. GDR+*(4).........       180       52,155
      Samsung Electronics Co., Ltd., Reg S GDR(3)....    70,644   20,353,756
      Samsung SDI Co., Ltd+*.........................   168,000    4,388,966
      Sumco Corp.+...................................     5,600      215,942
      Sunpower Corp.+................................     1,875       46,875
                                                                ------------
                                                                  49,450,042
                                                                ------------
    Information Processing - Hardware -- 15.97%
      Apple Computer, Inc.+..........................   126,000    8,545,320
      Dell, Inc.+.................................... 1,914,862   57,752,238
      EMC Corp.+..................................... 2,527,778   35,211,948
      Hewlett-Packard Co.............................   361,500   10,725,705
      International Business Machines Corp...........   373,495   33,203,706
      Juniper Networks, Inc.+........................ 1,159,915   26,086,488
      Network Appliance, Inc.+.......................   148,220    4,316,166
      Sandisk Corp.+.................................   159,000    8,118,540
                                                                ------------
                                                                 183,960,111
                                                                ------------
    Information Processing - Services -- 19.42%
      Cadence Design Systems, Inc.+..................   655,662   11,238,047
      Checkfree Corp.+...............................    57,000    2,670,450
      Cognizant Technology Solutions Corp., Class A+.    67,800    3,294,402
      Ctrip.com International, Ltd. ADR+.............    61,500    3,584,835
      eBay, Inc.+....................................   685,005   30,695,074
      First Data Corp................................   448,629   19,412,177
      Google, Inc.+..................................    89,191   36,121,463
      Macromedia, Inc.+#.............................   124,712    5,594,580
      McAfee, Inc.+..................................   205,860    5,724,966
      Monster Worldwide, Inc.+.......................   114,893    4,469,338
      NCR Corp.+.....................................    61,260    2,079,777
      Netease.com, Inc.+.............................    42,100    2,398,858
      Sina Corp.+....................................    52,400    1,306,856
      Symantec Corp.+................................ 1,087,589   19,217,698
      Synopsys, Inc.+................................   259,664    5,068,641
      VeriSign, Inc.+................................ 1,143,022   25,409,379
      Yahoo!, Inc.+.................................. 1,127,341   45,352,928
                                                                ------------
                                                                 223,639,469
                                                                ------------
    Information Processing - Software -- 20.18%
      Autodesk, Inc..................................   229,570    9,577,660
      Cerner Corp.+..................................    66,600    6,420,240
      Citrix Systems, Inc.+..........................   150,874    4,094,720
      Cognos, Inc.+#.................................   438,413   14,708,756
      Intuit, Inc.+..................................    60,787    3,256,360
      Mercury Interactive Corp.+#....................   358,472    9,965,522
      Microsoft Corp................................. 2,871,798   79,577,523
      NAVTEQ Corp.+..................................   174,665    7,335,930
      Oracle Corp.+.................................. 3,061,642   38,484,840
      Pixar, Inc.+...................................    94,200    5,222,448

                                                                   Value
                                                       Shares     (Note 2)

   -------------------------------------------------------------------------
   Information Processing - Software (continued)
     Red Hat, Inc.+#................................. 1,121,802 $ 26,440,873
     Salesforce.com, Inc.+...........................    75,000    2,388,750
     SAP AG(3).......................................    60,711   10,923,352
     SAP AG Sponsored ADR............................   162,313    7,328,432
     Tencent Holdings, Ltd.(3)....................... 2,610,000    2,643,324
     THQ, Inc.+......................................    81,900    1,860,768
     TIBCO Software, Inc.+...........................   256,000    2,142,720
                                                                ------------
                                                                 232,372,218
                                                                ------------
   Insurance -- 0.43%
     Telvent GIT SA+.................................    70,290      772,487
     WellPoint, Inc.+................................    54,600    4,194,918
                                                                ------------
                                                                   4,967,405
                                                                ------------
   Leisure & Tourism -- 1.73%
     Activision, Inc.+...............................   109,989    1,463,953
     Dreamworks Animation SKG, Inc., Class A+#.......   143,076    3,629,838
     Electronic Arts, Inc.+..........................    73,185    4,124,707
     International Game Technology#..................   235,368    6,908,051
     Nintendo Co., Ltd.(3)...........................       200       21,906
     Take-Two Interactive Software, Inc.+#...........   208,400    3,803,300
                                                                ------------
                                                                  19,951,755
                                                                ------------
   Medical - Biomedical/Gene -- 0.05%
     Affymetrix, Inc.+...............................    12,700      625,348
                                                                ------------
   Medical Technology -- 0.53%
     Boston Scientific Corp.+........................   231,749    6,136,713
                                                                ------------
   Multimedia -- 0.36%
     Time Warner, Inc................................   231,389    4,160,374
                                                                ------------
   Oil & Gas -- 1.92%
     Baker Hughes, Inc...............................    32,400    1,858,140
     Cooper Cameron Corp.+...........................    27,800    2,213,714
     Diamond Offshore Drilling, Inc..................    25,300    1,583,274
     ENSCO International, Inc........................    38,100    1,804,416
     GlobalSantaFe Corp..............................    30,200    1,369,872
     Grant Prideco, Inc.+............................    50,800    1,950,212
     Halliburton Co..................................     8,900      566,485
     Nabors Industries, Ltd.+........................    20,700    1,449,207
     National-Oilwell Varco, Inc.+...................    15,100      915,362
     Patterson-UTI Energy, Inc.......................    46,100    1,440,164
     Schlumberger, Ltd...............................    31,900    3,053,787
     Smith International, Inc........................    11,090      419,091
     Valero Energy Corp..............................    27,100    2,607,020
     Weatherford International, Ltd.+................    12,500      868,875
                                                                ------------
                                                                  22,099,619
                                                                ------------
   Retail -- 0.22%
     Best Buy Co., Inc...............................    52,800    2,547,072
                                                                ------------
   Semiconductors -- 20.19%
     Advanced Micro Devices, Inc.+...................    87,780    2,298,080
     Altera Corp.+...................................   871,583   15,915,106
     Analog Devices, Inc.............................   758,887   28,776,995
     Applied Materials, Inc..........................   422,306    7,647,962
     ASML Holding NV+#...............................   216,042    4,139,365
     Broadcom Corp., Class A+........................   107,031    4,981,223
     Chartered Semiconductor Manufacturing, Ltd.+(3). 6,000,000    4,400,986
     Cypress Semiconductor Corp.+....................    36,300      544,500
     Freescale Semiconductor, Inc., Class A+.........    27,600      710,700
     Freescale Semiconductor, Inc., Class B+.........    22,500      580,500
     Intel Corp...................................... 1,336,501   35,657,847
     Intersil Corp., Class A.........................   110,150    2,825,348
     KLA-Tencor Corp.................................   156,652    8,019,016
     Linear Technology Corp..........................   248,279    9,263,289
     Marvell Technology Group, Ltd.+.................   271,082   15,055,894
     Maxim Integrated Products, Inc..................   693,774   25,357,440
     Microchip Technology, Inc.......................   413,551   13,796,061

86      SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS      November 30, 2005
                      (Unaudited) - CONTINUED


                                                                  Value
                                                     Shares      (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Semiconductors (continued)
      National Semiconductor Corp..................    69,200 $    1,790,896
      Novellus Systems, Inc.+......................   130,890      3,229,056
      QLogic Corp.+................................   107,240      3,545,354
      Taiwan Semiconductor Manufacturing Co., Ltd.
       Sponsored ADR#..............................   875,182      8,384,244
      Texas Instruments, Inc.......................    86,500      2,809,520
      Xilinx, Inc.................................. 1,238,217     32,738,457
                                                              --------------
                                                                 232,467,839
                                                              --------------
    Telecommunications -- 10.80%
      ADC Telecommunications, Inc.+................    52,600      1,074,618
      Amdocs, Ltd.+................................   105,800      2,796,294
      Cisco Systems, Inc.+......................... 2,314,022     40,587,946
      Corning, Inc.+...............................   787,318     15,943,189
      Lucent Technologies, Inc.+#..................   814,490      2,272,427
      Motorola, Inc................................   388,600      9,361,374
      Nokia Oyj Sponsored ADR......................   983,350     16,795,618
      QUALCOMM, Inc................................   581,307     26,432,029
      Scientific-Atlanta, Inc......................    46,700      1,976,344
      TELUS Corp.+.................................    42,465      1,675,086
      TELUS Corp. (non-voting).....................   109,558      4,196,072
      ZTE Corp.(3).................................   465,200      1,322,924
                                                              --------------
                                                                 124,433,921
                                                              --------------
    Utilities - Communication -- 0.27%
      Sprint Corp..................................   123,977      3,104,385
                                                              --------------
    Total Long-Term Investment Securities
       (Cost $1,037,424,416).......................            1,128,487,717
                                                              --------------

                                                            Shares/
                                                           Principal       Value
                                                            Amount        (Note 2)

--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 6.41%
Collective Investment Pool -- 4.62%
  Securities Lending Quality Trust(1)...................  53,192,635   $   53,192,635
                                                                       --------------
Registered Investment Companies -- 1.56%
  T. Rowe Price Reserve Investment Fund.................  17,943,731       17,943,731
                                                                       --------------
Time Deposit -- 0.23%
  Euro Time Deposit with State Street Bank & Trust Co.:
   2.10% due 12/01/05................................... $ 2,620,000        2,620,000
                                                                       --------------
Total Short-Term Investment Securities
   (Cost $73,756,366)...................................                   73,756,366
                                                                       --------------
TOTAL INVESTMENTS
   (Cost $1,111,180,782)(2).............................      104.39%   1,202,244,083
Liabilities in excess of other assets...................       (4.39)%    (50,533,806)
                                                         -----------   --------------
NET ASSETS --                                                 100.00%  $1,151,710,277
                                                         ===========   ==============

--------
ADR--AmericanDepository Receipt
GDR--GlobalDepository Receipt
#  The security or a portion thereof is out on loan (see Note 2).
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $4,441,121 representing 0.39% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.
(3)Security was valued using fair value procedures at November 30, 2005. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(4)Illiquid security.

See Notes to Financial Statements

November 30, 2005       SMALL CAP FUND - PORTFOLIO PROFILE (Unaudited)         87

Industry Allocation*

                   Collective Investment Pool........  19.99%
                   Oil & Gas.........................   7.85%
                   Banks.............................   5.81%
                   Information Processing -- Services   5.75%
                   Leisure & Tourism.................   4.97%
                   Insurance.........................   4.46%
                   Electronics/Electrical Equipment..   4.28%
                   Commercial Services...............   4.06%
                   Retail............................   3.73%
                   Information Processing -- Software   3.55%
                   Real Estate Investment Trusts.....   3.16%
                   Apparel & Products................   3.08%
                   Medical Technology................   2.96%
                   Machinery.........................   2.90%
                   Metals............................   2.90%
                   Semiconductors....................   2.86%
                   Financial Services................   2.63%
                   Healthcare........................   2.62%
                   Drugs.............................   2.52%
                   Telecommunications................   2.32%
                   Automotive........................   2.12%
                   Chemical..........................   2.03%
                   Building Materials................   1.69%
                   Savings & Loan....................   1.60%
                   Freight...........................   1.48%
                   Foods.............................   1.31%
                   Human Resources...................   1.25%
                   Utilities -- Electric.............   1.25%
                   Information Processing -- Hardware   1.20%
                   Therapeutics......................   1.18%
                   Household Products................   1.04%
                   Home Builders.....................   1.01%
                   Broadcasting......................   0.98%
                   Aerospace/Defense.................   0.86%
                   Medical -- Biomedical/Gene........   0.72%
                   Appliances/Furnishings............   0.71%
                   Registered Investment Companies...   0.70%
                   Publishing........................   0.69%
                   Airlines..........................   0.68%
                   Hospital Supplies.................   0.57%
                   Time Deposits.....................   0.49%
                   Pollution Control.................   0.45%
                   Retirement/Aged Care..............   0.43%
                   Tobacco...........................   0.35%
                   Advertising.......................   0.33%
                   Fertilizers.......................   0.32%
                   Paper/Forest Products.............   0.30%
                   Utilities -- Gas, Distribution....   0.28%
                   Auto -- Replacement Parts.........   0.27%
                   Heavy Duty Trucks/Parts...........   0.25%
                   Hardware & Tools..................   0.23%
                   Textile -- Products...............   0.22%
                   Utilities -- Communication........   0.17%
                   Railroads & Equipment.............   0.15%
                   Consumer Service..................   0.14%
                   Schools...........................   0.14%
                   Water Services....................   0.09%
                   Funeral Services..................   0.05%
                   Electronic Instruments............   0.03%
                   Hospital Management...............   0.02%
                   Manufacturing.....................   0.01%
                   Mining............................   0.01%
                   Mobile Homes......................   0.01%
                                                      ------
                                                      120.21%
                                                      ======

*  Calculated as a percentage of net assets.

88     SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited)      November 30, 2005


                                                             Value
                                                   Shares   (Note 2)
         -------------------------------------------------------------
         COMMON STOCK -- 99.03%
         Advertising -- 0.33%
           R.H. Donnelley Corp.+..................  33,420 $ 2,104,792
                                                           -----------
         Aerospace/Defense -- 0.86%
           Alliant Techsystems, Inc.+.............   1,791     135,901
           ARGON ST, Inc.+#.......................   6,100     175,985
           Armor Holdings, Inc.+#.................  46,400   2,036,496
           DRS Technologies, Inc..................  28,800   1,422,720
           Esterline Technologies Corp.+..........   7,645     314,286
           Kaman Corp., Class A...................   4,226      81,182
           Moog, Inc., Class A+...................  17,300     506,717
           Teledyne Technologies, Inc.+...........  23,476     768,604
                                                           -----------
                                                             5,441,891
                                                           -----------
         Airlines -- 0.68%
           ExpressJet Holdings, Inc.+.............  90,900     792,648
           Frontier Airlines, Inc.+#..............  37,915     309,386
           Mesa Air Group, Inc.+#.................  11,777     121,068
           Midwest Express Holdings, Inc.+#.......  43,400     145,824
           SkyWest, Inc...........................  98,890   2,937,033
                                                           -----------
                                                             4,305,959
                                                           -----------
         Apparel & Products -- 3.08%
           AnnTaylor Stores Corp.+................  63,850   1,936,570
           Blair Corp.............................   1,011      37,710
           Brown Shoe Co., Inc....................   2,437     100,282
           Charming Shoppes, Inc.+................  93,369   1,097,086
           Children's Place Retail Stores, Inc.+#.  42,971   2,131,362
           Christopher & Banks Corp.#.............  29,900     450,892
           Columbia Sportswear Co.+#..............  19,000     883,120
           Finish Line, Inc., Class A.............  14,900     257,174
           Genesco, Inc.+#........................  46,535   1,845,113
           Guess ?, Inc.+.........................   1,746      59,154
           Gymboree Corp.+........................  38,300     864,048
           Hot Topic, Inc.+.......................  51,300     795,150
           J. Jill Group, Inc.+#..................  24,000     439,440
           K-Swiss, Inc., Class A.................  29,299     915,008
           Oakley, Inc............................  61,300     985,704
           Payless ShoeSource, Inc.+.............. 131,026   2,993,944
           Steven Madden, Ltd.+#..................   8,620     234,723
           Talbots, Inc...........................  49,800   1,355,556
           Under Armour, Inc.#....................   7,700     174,251
           Warnaco Group, Inc.+...................  51,500   1,265,355
           Wolverine World Wide, Inc..............  27,300     592,956
                                                           -----------
                                                            19,414,598
                                                           -----------
         Appliances/Furnishings -- 0.71%
           CompX International, Inc., Class A#....   1,824      29,439
           Furniture Brands International, Inc....  42,900     855,855
           Griffon Corp.+.........................  25,300     616,308
           Herman Miller, Inc.....................  51,900   1,587,621
           Lancaster Colony Corp..................  35,600   1,388,400
                                                           -----------
                                                             4,477,623
                                                           -----------
         Automotive -- 2.12%
           Accuride Corp.+........................  29,000     377,000
           AO Smith Corp..........................  75,438   2,745,943
           Commercial Vehicle Group, Inc.+#.......  17,753     351,332
           CSK Auto Corp.+........................  26,063     403,976
           Goodyear Tire & Rubber Co.+#........... 249,635   4,276,248
           Keystone Automotive Industries, Inc.+..  21,100     590,800
           Monro Muffler Brake, Inc.+.............  26,400     814,704
           Strattec Security Corp.+...............  12,200     592,310
           TRW Automotive Holdings Corp.+.........  71,338   1,797,718
           United Auto Group, Inc.................  38,600   1,374,932
                                                           -----------
                                                            13,324,963
                                                           -----------
         Auto - Replacement Parts -- 0.27%
           Sonic Automotive, Inc., Class A#.......  81,590   1,697,072
                                                           -----------

                                                              Value
                                                    Shares   (Note 2)

        ---------------------------------------------------------------
        Banks -- 5.81%
          Amegy Bancorp, Inc.#.....................  70,800 $ 1,690,704
          BancFirst Corp...........................   3,419     272,528
          Bank of Hawaii Corp......................  43,162   2,227,591
          BOK Financial Corp.......................   3,250     154,603
          Boston Private Financial Holdings, Inc.#.  15,300     474,300
          Capital Crossing Bank+#..................   1,144      37,512
          Cascade Bancorp#.........................  16,300     383,702
          Center Financial Corp....................   8,400     210,840
          Central Pacific Financial Corp...........  24,400     893,040
          Citizens Banking Corp.#..................  52,100   1,541,639
          City Holding Co..........................  35,506   1,295,259
          City National Corp.......................  26,505   1,935,660
          Columbia Banking System, Inc.............  25,400     732,790
          Commerce Bancshares, Inc.#...............  14,777     764,710
          Community Trust Bancorp, Inc.............   1,874      61,655
          Corus Bankshares, Inc.#..................  53,410   3,139,440
          Cullen/Frost Bankers, Inc................   5,111     275,278
          First American Corp., Class A............  11,237     528,701
          First Bancorp Puerto Rico#............... 174,281   2,108,800
          First Citizens BancShares, Inc., Class A.   3,824     716,885
          First Community Bancorp..................  26,700   1,381,992
          First Regional Bancorp+#.................   1,593     113,358
          First Republic Bank......................  33,825   1,311,395
          Fremont General Corp.#...................  42,508     995,112
          Frontier Financial Corp..................  11,000     356,180
          Glacier Bancorp, Inc.#...................  31,514   1,037,441
          International Bancshares Corp.#..........   3,697     110,910
          Mid-State Bancshares.....................  22,462     626,914
          Old Second Bancorp, Inc.#................   4,367     144,941
          Pinnacle Financial Partners, Inc.+#......   9,500     236,550
          Preferred Bank...........................   1,600      70,160
          Prosperity Bancshares, Inc.#.............   9,300     284,580
          Provident Bankshares Corp................  30,500   1,087,020
          R&G Financial Corp., Class B.............  96,400   1,227,172
          Republic Bancorp, Inc.................... 112,391   1,395,896
          Sandy Spring Bancorp, Inc.#..............  21,800     807,472
          Signature Bank+..........................  17,900     515,341
          Southwest Bancorp, Inc...................   3,447      77,799
          Sterling Bancshares, Inc.................  33,000     514,470
          Taylor Capital Group, Inc.#..............   4,223     165,499
          TCF Financial Corp.......................   1,603      44,018
          Texas Capital Bancshares, Inc.+#.........  25,300     610,742
          Trustmark Corp...........................  22,700     649,220
          Valley National Bancorp#.................  48,666   1,198,644
          Westamerica Bancorp......................  37,100   2,027,144
          Wilmington Trust Corp....................   3,371     136,492
          Wilshire Bancorp, Inc.#..................   2,230      37,932
                                                            -----------
                                                             36,610,031
                                                            -----------
        Broadcasting -- 0.98%
          Emmis Communications Corp., Class A+#....  20,600     429,304
          Entercom Communications Corp.+...........  15,000     477,750
          Gray Television, Inc.....................  92,100     821,532
          Insight Communications, Inc., Class A+...  54,093     629,643
          Lin TV Corp., Class A+...................  73,500     961,380
          Lodgenet Entertainment Corp.+#...........  68,105     933,720
          Sinclair Broadcast Group, Inc., Class A#. 193,999   1,866,270
          Young Broadcasting, Inc., Class A+.......  22,500      42,300
                                                            -----------
                                                              6,161,899
                                                            -----------
        Building Materials -- 1.69%
          Barnes Group, Inc........................  42,600   1,468,422
          Interline Brands, Inc.+#.................  35,100     749,736
          Lennox International, Inc................  24,879     726,716
          LSI Industries, Inc......................  40,400     727,200
          Matthews International Corp., Class A....  44,600   1,752,334
          Texas Industries, Inc....................  15,926     794,389
          Trex Co., Inc.+#.........................  18,900     432,243

November 30, 2005   SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     89
                                           CONTINUED


                                                            Value
                                                  Shares   (Note 2)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Building Materials (continued)
             USG Corp.+#.........................  55,155 $ 3,375,486
             Watsco, Inc.........................  10,300     646,325
                                                          -----------
                                                           10,672,851
                                                          -----------
           Chemical -- 2.03%
             Airgas, Inc.........................  88,700   2,758,570
             Arch Chemicals, Inc.................  33,400     950,230
             Cabot Microelectronics Corp.+#......  14,400     445,392
             Ferro Corp..........................  57,200   1,081,080
             FMC Corp.+..........................  24,134   1,283,205
             H.B. Fuller Co......................  33,100   1,025,438
             Hercules, Inc.+.....................  13,184     155,044
             MacDermid, Inc......................  25,200     715,932
             Minerals Technologies, Inc..........  20,600   1,166,372
             Pioneer Cos., Inc.+.................  50,358   1,250,389
             Sensient Technologies Corp..........  49,800     904,866
             Symyx Technologies, Inc.+...........  18,200     495,950
             UAP Holding Corp....................  14,413     273,559
             W.R. Grace & Co.+#..................  33,922     294,782
                                                          -----------
                                                           12,800,809
                                                          -----------
           Commercial Services -- 4.06%
             Administaff, Inc.#..................  27,835   1,253,967
             Baker (Michael) Corp.+#.............   3,607      90,175
             Blount International, Inc.+......... 102,022   1,586,442
             Electro Rent Corp.+.................  22,000     307,560
             Escala Group, Inc.#.................   9,842     162,885
             Flanders Corp.+.....................  33,900     343,746
             Geo Group, Inc.+....................  16,800     410,760
             Greif Brothers Corp., Class A.......  28,732   1,725,357
             Heartland Payment Systems, Inc.+....   3,800      81,054
             Iron Mountain, Inc.+................  30,375   1,252,969
             Kendle International, Inc.+#........  15,860     379,054
             LECG Corp.+#........................  46,000     751,640
             Maximus, Inc........................  33,500   1,219,400
             Moneygram International, Inc........  35,300     913,564
             Pacer International, Inc.+..........  42,400   1,120,632
             PHH Corp.+..........................  70,952   2,047,675
             Plexus Corp.+....................... 144,380   3,104,170
             PRA International, Inc.+............  52,033   1,443,395
             Ritchie Brothers Auctioneers, Inc...  22,100     863,005
             Senomyx, Inc.+......................  12,100     154,154
             Silgan Holdings, Inc.#..............  35,207   1,242,455
             Sotheby's Holdings, Inc., Class A+.. 133,984   2,549,715
             Stamps.com, Inc.+...................  25,300     593,285
             Stewart Information Services Corp...  11,198     566,171
             TeleTech Holdings, Inc.+............  66,900     831,567
             Vertrue, Inc.+#.....................  16,186     584,800
                                                          -----------
                                                           25,579,597
                                                          -----------
           Consumer Service -- 0.14%
             Advanta Corp., Class B..............  27,614     894,141
                                                          -----------
           Drugs -- 2.52%
             Alkermes, Inc.+#.................... 196,666   3,575,388
             Alpharma, Inc., Class A............. 132,351   3,496,714
             Cephalon, Inc.+#....................  11,600     589,860
             CNS, Inc.#..........................  24,560     564,880
             Cubist Pharmaceuticals, Inc.+#......  30,400     687,344
             First Horizon Pharmaceutical Corp.+.  52,800     930,336
             King Pharmaceuticals, Inc.+......... 143,244   2,253,228
             Mannatech, Inc......................  55,300     721,112
             Nutraceutical International Corp.+..  20,134     258,923
             Petmed Express, Inc.+#..............  50,522     595,149
             Rigel Pharmaceuticals, Inc.+........  12,900     282,768
             Salix Pharmaceuticals, Ltd.+........  75,200   1,456,624
             Zymogenetics, Inc.+.................  28,500     457,425
                                                          -----------
                                                           15,869,751
                                                          -----------

                                                              Value
                                                    Shares   (Note 2)

         --------------------------------------------------------------
         Electronic Instruments -- 0.03%
           LoJack Corp.+#..........................   7,310 $   205,996
                                                            -----------
         Electronics/Electrical Equipment -- 4.28%
           American Science & Engineering, Inc.+#..   3,650     246,229
           Ampex Corp.+#...........................   2,345      52,762
           Analogic Corp.#.........................  13,400     642,664
           Arrow Electronics, Inc.+................  74,225   2,300,975
           Artesyn Technologies, Inc.+#............  33,200     331,336
           Avnet, Inc.+............................  41,587     935,707
           Belden CDT, Inc.........................  39,900     932,064
           Cogent, Inc.+...........................  10,300     243,286
           Commscope, Inc.+........................  89,200   1,829,492
           Cymer, Inc.+............................  57,471   2,196,542
           Energy Conversion Devices, Inc.+........  14,500     425,575
           ESCO Technologies, Inc.+................   1,900      81,700
           FEI Co.+#...............................  23,700     473,052
           Gerber Scientific, Inc.+................  26,668     254,413
           Global Imaging Systems, Inc.+...........  27,600   1,005,192
           Greatbatch, Inc.+#......................  54,800   1,588,104
           Itron, Inc.+............................  53,807   2,515,477
           Kemet Corp.+#...........................  59,100     472,800
           Lamson & Sessions Co.#..................   4,999     119,876
           Littelfuse, Inc.+.......................  27,600     715,944
           Methode Electronics, Inc., Class A......  88,300     922,735
           Mettler-Toledo International, Inc.+.....  17,908   1,022,189
           Millipore Corp.+........................  11,656     744,352
           Netlogic Microsystems, Inc.+#...........   7,064     184,088
           Newport Corp.+..........................  27,700     382,260
           Orbotech, Ltd.+.........................  15,200     352,488
           ScanSource, Inc.+#......................   5,100     302,379
           Silicon Image, Inc.+.................... 157,800   1,532,238
           Silicon Laboratories, Inc.+#............  22,800     885,780
           Sunpower Corp.#.........................   2,300      57,500
           Superior Essex, Inc.+...................  11,700     220,545
           Teleflex, Inc...........................  31,456   2,081,444
           Universal Display Corp.+................  25,600     298,240
           Woodhead Industries, Inc................  22,900     297,242
           Woodward Governor Co....................   3,000     245,010
           Zygo Corp.+#............................   5,779      81,426
                                                            -----------
                                                             26,973,106
                                                            -----------
         Fertilizers -- 0.32%
           Delta & Pine Land Co....................  27,800     654,968
           Terra Industries, Inc.+#................ 230,122   1,383,033
                                                            -----------
                                                              2,038,001
                                                            -----------
         Financial Services -- 2.63%
           Affiliated Managers Group, Inc.+#.......  15,800   1,245,672
           American Financial Group, Inc...........  49,559   1,841,117
           Calamos Asset Management, Inc., Class A.   3,631      98,400
           Chittenden Corp.........................  58,450   1,740,057
           CompuCredit Corp.+......................  45,000   1,758,150
           First Marblehead Corp.+#................  16,900     571,220
           Investment Technology Group, Inc.+......  64,400   2,504,516
           Investors Financial Services Corp.#.....  24,700     932,425
           Metris Cos., Inc.+#..................... 136,598   2,047,604
           National Financial Partners Corp........  11,100     564,879
           Piper Jaffray Cos.+.....................  31,000   1,231,940
           Stifel Financial Corp.+#................   4,387     164,249
           SWS Group, Inc..........................  28,000     577,360
           Westcorp................................  18,735   1,259,741
                                                            -----------
                                                             16,537,330
                                                            -----------
         Foods -- 1.31%
           Chiquita Brands International, Inc......  99,050   2,060,240
           Del Monte Foods Co.+....................   4,059      40,103
           M & F Worldwide Corp.+#.................  41,960     713,320
           Performance Food Group Co.+#............  39,700   1,127,480
           Pilgrims Pride Corp.....................  62,851   2,011,232

90    SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     November 30, 2005
                             CONTINUED


                                                                 Value
                                                        Shares  (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Foods (continued)
        Seaboard Corp.#................................    987 $ 1,697,640
        Seneca Foods Corp., Class A+...................  7,800     140,400
        Seneca Foods Corp., Class B+...................  2,700      48,735
        Spartan Stores, Inc.+..........................  8,361      83,694
        Wild Oats Markets, Inc.+#...................... 27,600     333,408
                                                               -----------
                                                                 8,256,252
                                                               -----------
      Freight -- 1.48%
        Arkansas Best Corp.............................  8,991     370,789
        EGL, Inc.+..................................... 45,313   1,682,925
        Forward Air Corp............................... 11,277     433,600
        GATX Corp...................................... 43,000   1,618,520
        Heartland Express, Inc.#....................... 45,179     962,764
        Kirby Corp.+...................................  8,779     467,043
        Knight Transportation, Inc..................... 61,904   1,991,452
        Landstar System, Inc........................... 21,972     945,675
        Offshore Logistics, Inc.+......................  8,321     255,039
        Old Dominion Freight Lines, Inc.+..............  6,223     236,536
        Ryder System, Inc..............................  8,200     347,926
                                                               -----------
                                                                 9,312,269
                                                               -----------
      Funeral Services -- 0.05%
        Alderwoods Group, Inc.+........................ 19,260     289,285
                                                               -----------
      Hardware & Tools -- 0.23%
        Earle M Jorgensen Co.+#........................  4,212      40,435
        Stanley Works.................................. 28,804   1,382,592
                                                               -----------
                                                                 1,423,027
                                                               -----------
      Healthcare -- 2.62%
        Alliance Imaging, Inc.+#....................... 38,279     212,831
        Candela Corp.+#................................  3,269      47,074
        Dade Behring Holdings, Inc..................... 57,635   2,356,695
        Dentsply International, Inc....................  6,269     348,744
        Edwards Lifesciences Corp.+.................... 41,629   1,664,744
        Genesis HealthCare Corp.+...................... 39,232   1,649,706
        Kindred Healthcare, Inc.+#.....................  5,642     156,453
        Kinetic Concepts, Inc.+........................  3,852     150,035
        Magellan Health Services, Inc.+................ 46,897   1,370,330
        Odyssey Healthcare, Inc.+#..................... 54,000   1,000,080
        ResMed, Inc.+#................................. 69,000   2,815,200
        Respironics, Inc.+............................. 14,260     551,577
        Steris Corp.................................... 31,600     793,792
        Sybron Dental Specialties, Inc.+...............  2,089      91,373
        Symbion, Inc.+#................................ 28,000     750,120
        United Surgical Partners International, Inc.+#. 49,400   1,714,674
        VistaCare, Inc., Class A+#..................... 15,300     211,140
        Vital Signs, Inc.#............................. 12,308     587,461
                                                               -----------
                                                                16,472,029
                                                               -----------
      Heavy Duty Trucks/Parts -- 0.25%
        Cascade Corp................................... 14,100     714,165
        Titan International, Inc....................... 48,500     836,140
                                                               -----------
                                                                 1,550,305
                                                               -----------
      Home Builders -- 1.01%
        Brookfield Homes Corp.......................... 12,119     599,042
        NVR, Inc.+.....................................  4,876   3,351,031
        WCI Communities, Inc+.......................... 38,600     991,248
        William Lyon Homes, Inc.+#..................... 12,600   1,404,900
                                                               -----------
                                                                 6,346,221
                                                               -----------
      Hospital Management -- 0.02%
        LifePoint Hospitals, Inc.+#....................  4,100     156,005
                                                               -----------
      Hospital Supplies -- 0.57%
        CONMED Corp.+#.................................  9,070     204,891
        Henry Schein, Inc.+............................ 39,300   1,676,145
        ICU Medical, Inc.+.............................  1,249      44,939

                                                               Value
                                                     Shares   (Note 2)

        ----------------------------------------------------------------
        Hospital Supplies (continued)
          NuVasive, Inc.+#..........................  18,000 $   309,600
          Owens & Minor, Inc........................  46,953   1,331,587
                                                             -----------
                                                               3,567,162
                                                             -----------
        Household Products -- 1.04%
          Chattem, Inc.+#...........................   7,900     250,983
          Digital Theater Systems, Inc.+#...........  18,400     266,432
          Jarden Corp.+#............................  40,700   1,328,855
          John H. Harland Co.#......................  84,355   3,188,619
          Tupperware Corp...........................  65,100   1,501,857
                                                             -----------
                                                               6,536,746
                                                             -----------
        Human Resources -- 1.25%
          Heidrick & Struggles International, Inc.+.   7,800     257,790
          Kforce, Inc.+.............................  45,800     568,378
          Korn/Ferry International+.................  79,300   1,365,546
          Labor Ready, Inc.+........................  56,700   1,251,936
          MPS Group, Inc.+..........................  84,800   1,065,936
          Resources Connection, Inc.+#.............. 115,700   3,359,928
                                                             -----------
                                                               7,869,514
                                                             -----------
        Information Processing - Hardware -- 1.20%
          Gateway, Inc.+#........................... 216,700     658,768
          Imation Corp..............................   4,407     193,732
          Komag, Inc.+#............................. 126,422   4,417,184
          Mercury Computer Systems, Inc.+...........  17,100     341,658
          Mobility Electronics, Inc.+...............  36,000     404,640
          Synaptics, Inc.+#.........................  17,400     468,234
          Virage Logic Corp.+#......................   8,600      90,214
          Western Digital Corp.+....................  66,729     995,597
                                                             -----------
                                                               7,570,027
                                                             -----------
        Information Processing - Services -- 5.75%
          3D Systems Corp.+#........................   1,200      21,348
          Agilysys, Inc.#........................... 114,383   2,178,996
          Anixter International, Inc.+..............  15,200     556,928
          Ansoft Corp.+.............................     711      24,665
          BISYS Group, Inc.+........................  34,600     463,640
          Blue Coat Sytems, Inc.+#..................   4,317     195,517
          CACI International, Inc., Class A+........  22,200   1,228,992
          Catapult Communications Corp.+............  13,100     221,521
          Ciber, Inc.+.............................. 115,100     707,865
          Digital Insight Corp.+....................  47,900   1,586,448
          Digital River, Inc.+#.....................  13,800     357,696
          Digitas, Inc.+............................  18,300     228,750
          Dun & Bradstreet Corp.+...................     890      57,850
          Earthlink, Inc.+#......................... 356,989   4,083,954
          Factset Research Systems, Inc.#...........  39,600   1,533,312
          FileNET Corp.+............................  50,400   1,357,776
          Forrester Research, Inc.+.................  11,200     208,768
          Infospace, Inc.+..........................  57,400   1,513,064
          Intergraph Corp.+.........................  90,226   4,332,653
          Internet Security Systems, Inc.+..........  28,900     660,654
          Jack Henry & Associates, Inc..............  91,600   1,753,224
          Kronos, Inc.+.............................  29,650   1,403,334
          MatrixOne, Inc.+#.........................  44,400     223,776
          MTS Systems Corp..........................  30,230   1,066,212
          National Instruments Corp.#...............  15,000     387,150
          Perot Systems Corp., Class A+............. 104,100   1,446,990
          Rightnow Technologies, Inc.+#.............  42,200     764,242
          Riverstone Networks, Inc.+................ 130,100      64,400
          Secure Computing Corp.+................... 126,200   1,733,988
          Sykes Enterprises, Inc.+..................  97,464   1,345,003
          Trizetto Group, Inc.+#....................  92,809   1,508,146
          United Online, Inc........................ 134,703   1,900,659
          ValueClick, Inc.+.........................  58,600   1,106,368
                                                             -----------
                                                              36,223,889
                                                             -----------

November 30, 2005   SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     91
                                           CONTINUED


                                                               Value
                                                     Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Information Processing - Software -- 3.55%
          Altiris, Inc.+............................  31,400 $   518,414
          Blackbaud, Inc............................   5,093      86,326
          Captiva Software Corp.....................   6,863     151,741
          CCC Information Services Group, Inc.+#....  26,374     688,625
          DucoCorp International, Inc.+.............   4,685      29,609
          F5 Networks, Inc.+........................   2,200     116,226
          Global Payments, Inc......................  89,647   3,924,746
          Hyperion Solutions Corp.+.................  14,300     757,185
          Motive, Inc.+#............................  31,900      99,528
          NDCHealth Corp.#..........................   8,078     152,190
          NetIQ Corp.+..............................  43,900     524,605
          Open Solutions, Inc.+#....................  14,900     330,184
          Packeteer, Inc.+#.........................  15,700     144,440
          Parametric Technology Corp.+.............. 535,026   3,129,902
          PDF Solutions, Inc.+#.....................  33,100     517,684
          Per-Se Technologies, Inc.+#............... 115,163   2,634,929
          Progress Software Corp.+..................  53,175   1,645,234
          Quest Software, Inc.+..................... 152,900   2,408,175
          Red Hat, Inc.+#...........................  21,800     513,826
          RSA Security, Inc.+.......................  37,000     481,000
          SPSS, Inc.+#..............................  36,012   1,040,027
          Sybase, Inc.+.............................   1,830      41,083
          THQ, Inc.+#...............................  22,700     515,744
          Verity, Inc.+.............................  43,053     567,439
          Wind River Systems, Inc.+.................  95,100   1,310,478
                                                             -----------
                                                              22,329,340
                                                             -----------
        Insurance -- 4.46%
          American Physicians Capital, Inc.+........  38,100   1,731,645
          Aspen Insurance Holdings, Ltd.............  37,900     948,637
          Assured Guaranty, Ltd.....................  58,900   1,550,248
          Bristol West Holdings, Inc................  33,700     624,461
          Conseco, Inc.+............................  98,803   2,215,163
          Endurance Specialty Holdings, Ltd.........  40,309   1,388,645
          Horace Mann Educators Corp................  49,700     941,318
          Infinity Property & Casualty Corp.........  28,500   1,053,075
          LandAmerica Financial Group, Inc.#........  29,481   1,908,895
          Markel Corp.+.............................   3,200   1,015,200
          Ohio Casualty Corp........................ 138,400   4,096,640
          PartnerRe, Ltd. #.........................  14,700   1,003,716
          Safety Insurance Group, Inc.#.............  14,454     579,750
          Selective Insurance Group, Inc............  40,691   2,277,475
          Sierra Health Services, Inc.+.............  18,203   1,423,839
          Triad Guaranty, Inc.+.....................   9,700     420,592
          UICI......................................  48,100   1,713,322
          W.R. Berkley Corp.........................     762      35,524
          WellChoice, Inc.+.........................  10,100     782,245
          Zenith National Insurance Corp............  50,367   2,387,396
                                                             -----------
                                                              28,097,786
                                                             -----------
        Leisure & Tourism -- 4.97%
          Applebee's International, Inc.............  29,475     675,567
          BJ's Restaurants, Inc.+#..................  18,700     443,938
          Bluegreen Corp.+#.........................  18,356     272,954
          Brunswick Corp............................  38,100   1,496,949
          CEC Entertainment, Inc.+..................  24,350     871,730
          Cheesecake Factory, Inc., Class A+#.......  40,000   1,465,600
          CKE Restaurants, Inc.#....................  69,431     875,525
          Dominos Pizza, Inc.#......................  51,236   1,280,900
          Dreamworks Animation SKG, Inc., Class A+#.  79,185   2,008,923
          Handleman Co..............................  92,900   1,275,517
          Jack in the Box, Inc.+....................  43,100   1,448,160
          Jakks Pacific, Inc.+#..................... 193,416   3,941,818
          La Quinta Corp.+.......................... 193,600   2,121,856
          Luby's, Inc.+.............................  60,415     772,104
          Main Street Restaurant Group, Inc.+#......  22,955     112,939
          P.F. Chang's China Bistro, Inc.+#.........  13,100     673,995
          Panera Bread Co., Class A+#...............  17,900   1,217,200

                                                              Value
                                                    Shares   (Note 2)

         --------------------------------------------------------------
         Leisure & Tourism (continued)
           Papa John's International, Inc.+#.......  26,687 $ 1,453,374
           Playboy Enterprises, Inc., Class B+#....  18,694     267,885
           Polaris Industries, Inc.#...............   2,600     128,544
           Red Robin Gourmet Burgers, Inc.+#.......  17,400     955,260
           Ruby Tuesday, Inc.#.....................  12,400     301,568
           SCP Pool Corp...........................  24,511     954,213
           Sonic Corp.+............................  42,175   1,247,958
           Steinway Musical Instruments, Inc.+(1)..  10,672     266,800
           Sunterra Corp.+.........................  96,600   1,135,050
           Texas Roadhouse, Inc.+#.................   8,800     132,880
           Trans World Entertainment Corp.+........ 102,233     667,582
           UTI Worldwide, Inc.#....................  11,800   1,148,022
           Vail Resorts, Inc.+#....................  45,117   1,681,059
                                                            -----------
                                                             31,295,870
                                                            -----------
         Machinery -- 2.90%
           Actuant Corp., Class A+#................  26,400   1,400,520
           Applied Industrial Technologies, Inc....  64,902   2,073,619
           Baldor Electric Co......................  56,000   1,438,640
           Columbus Mckinnon Corp.+................   7,254     152,189
           Cummins, Inc............................  26,450   2,354,050
           Flow International Corp.+#..............  29,453     248,878
           Gardner Denver, Inc.+...................  39,707   1,937,702
           Graco, Inc..............................  32,300   1,175,074
           IDEX Corp...............................  13,300     587,062
           Insituform Technologies, Inc., Class A+.  21,200     421,244
           JLG Industries, Inc.#...................  38,897   1,769,813
           Lindsay Manufacturing Co.#..............  46,000     854,220
           Stewart & Stevenson Services, Inc.......  47,500     973,750
           Tennant Co..............................  15,900     746,028
           Toro Co.................................  52,700   2,118,013
                                                            -----------
                                                             18,250,802
                                                            -----------
         Manufacturing -- 0.01%
           Applied Films Corp.+....................   4,000      80,120
                                                            -----------
         Medical - Biomedical/Gene -- 0.72%
           Alexion Pharmaceuticals, Inc.+#.........  12,300     239,973
           Cytogen Corp.+#.........................  10,900      33,245
           Cytokinetics, Inc.+.....................   3,300      28,380
           Decode Genetics, Inc.+#.................  21,700     180,110
           Exelixis, Inc.+.........................  30,600     247,248
           Lifecell Corp.+.........................  86,800   1,595,384
           Myogen, Inc.+#..........................   9,600     208,704
           Myriad Genetics, Inc.+#.................  32,900     632,009
           Tercica, Inc.+#.........................  14,900     141,401
           Vertex Pharmaceuticals, Inc.+#..........  48,811   1,244,681
                                                            -----------
                                                              4,551,135
                                                            -----------
         Medical Technology -- 2.96%
           Albany Molecular Research, Inc.+........ 120,951   1,480,440
           AngioDynamics, Inc.+....................  37,300     768,753
           Connetics Corp.+........................  45,220     599,617
           Cutera, Inc.#...........................   1,686      66,732
           DJ Orthopedics, Inc.+...................  25,200     785,232
           Geron Corp.+............................  30,700     275,686
           Haemonetics Corp.+......................  44,332   2,266,695
           HealthTronics Surgical Services, Inc.+#.  13,038      95,699
           Hologic, Inc.+..........................  24,933   1,771,988
           Illumina, Inc.+.........................  27,900     439,425
           Incyte Genomics, Inc.+..................  13,100      72,836
           Integra LifeSciences Corp.+#............  38,900   1,421,406
           InterMune, Inc.+#.......................  25,200     364,140
           Kyphon, Inc.+...........................  37,800   1,606,122
           LCA-Vision, Inc.........................  14,700     701,631
           Lifeline Systems, Inc.+.................  21,400     760,342
           Martek Biosciences Corp.+#..............  21,500     563,515
           Nektar Therapeutics+....................   1,900      31,958
           Neurometrix, Inc.+......................  36,900   1,147,221

92    SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     November 30, 2005
                             CONTINUED


                                                           Value
                                                 Shares   (Note 2)
            --------------------------------------------------------
            COMMON STOCK (continued)
            Medical Technology (continued)
              Noven Pharmaceuticals, Inc.+#.....  33,500 $   452,585
              OraSure Technologies, Inc.+.......  48,400     656,304
              SurModics, Inc.+#.................  32,321   1,267,307
              Thoratec Corp.+...................  22,900     468,305
              TriPath Imaging, Inc.+............  41,100     253,176
              Wright Medical Group, Inc.+#......  16,800     325,752
                                                         -----------
                                                          18,642,867
                                                         -----------
            Metals -- 2.90%
              AK Steel Holding Corp.+#..........  16,528     137,017
              Allegheny Technologies, Inc.......   4,157     137,098
              AM Castle & Co.+..................  25,900     534,835
              Chaparral Steel Co.+#.............   7,746     193,650
              CIRCOR International, Inc.........   1,751      45,613
              Crown Holdings, Inc.+.............  72,834   1,350,342
              Gibraltar Industries, Inc.........  18,750     412,312
              Harsco Corp.......................  35,800   2,378,910
              Material Sciences Corp.+..........  23,900     346,789
              Meridian Gold, Inc.+..............  54,500   1,048,580
              Metal Management, Inc.#...........  60,841   1,531,368
              Quanex Corp.......................  69,196   4,279,773
              RBC Bearings, Inc.+...............  12,000     187,320
              Reliance Steel & Aluminum Co......  54,067   3,487,862
              Royal Gold, Inc...................  12,500     325,250
              Shiloh Industries, Inc.+..........  10,148     134,157
              Steel Technologies, Inc...........  62,000   1,642,380
              Sun Hydraulics, Inc.#.............   5,423     103,417
                                                         -----------
                                                          18,276,673
                                                         -----------
            Mining -- 0.01%
              Lihir Gold, Ltd.+.................  52,100      90,461
                                                         -----------
            Mobile Homes -- 0.01%
              Winnebago Industries, Inc.#.......   2,200      73,942
                                                         -----------
            Oil & Gas -- 7.85%
              Barrett Bill Corp.+#..............  38,300   1,503,275
              Cabot Oil & Gas Corp., Class A....  25,014   1,055,841
              Cal Dive International, Inc.+.....  36,000   2,613,960
              Callon Petroleum Co.+#............  12,238     216,613
              Chesapeake Energy Corp............  23,400     411,840
              Cimarex Energy Co.+...............  59,340   2,308,919
              Clayton Williams Energy, Inc.+#...   1,068      40,659
              Core Laboratories NV+#............  12,488     455,812
              Dril-Quip, Inc.+..................  22,900   1,167,900
              Energen Corp......................  81,781   3,001,363
              FMC Technologies, Inc.+...........  54,000   2,218,860
              Forest Oil Corp.+.................  99,600   4,463,076
              Frontier Oil Corp.................  98,762   3,721,352
              Giant Industries, Inc.+...........  10,365     556,082
              Grant Prideco, Inc.+..............  99,400   3,815,966
              Hanover Compressor Co.+#..........  50,700     685,464
              Harvest Natural Resources, Inc.+#. 146,710   1,346,798
              Holly Corp........................     488      29,680
              Hydril Co.+.......................  11,600     743,560
              Key Energy Services, Inc.+........  11,100     156,510
              Lone Star Technologies, Inc.+.....  12,907     632,443
              McDermott International, Inc.+#...  57,863   2,422,145
              Noble Energy, Inc.................   7,900     295,223
              Parker Drilling Co.+..............  48,100     455,988
              Remington Oil & Gas Corp.+........  49,770   1,665,304
              SEACOR Holdings, Inc.+#...........  47,509   3,199,731
              St. Mary Land & Exploration Co....   5,800     206,596
              Superior Well Services, Inc.+#....   2,900      61,074
              Swift Energy Co.+.................  55,528   2,564,838
              Tesoro Petroleum Corp.............  15,865     873,686
              TransMontaigne, Inc.+#............  71,977     449,137
              UGI Corp.......................... 115,656   2,544,432
              Union Drilling, Inc.#.............  11,500     167,440

                                                              Value
                                                    Shares   (Note 2)

         --------------------------------------------------------------
         Oil & Gas (continued)
           Veritas DGC, Inc.+#.....................  69,636 $ 2,277,097
           Vintage Petroleum, Inc..................  13,405     702,154
           W-H Energy Services, Inc.+..............  12,200     406,626
                                                            -----------
                                                             49,437,444
                                                            -----------
         Paper/Forest Products -- 0.30%
           Buckeye Technologies, Inc.+.............  58,000     441,960
           Rayonier, Inc...........................   3,511     139,527
           Rock-Tenn Co., Class A..................   3,163      42,258
           Smurfit-Stone Container Corp.+..........   2,000      25,340
           Universal Forest Products, Inc.#........  21,030   1,208,384
                                                            -----------
                                                              1,857,469
                                                            -----------
         Pollution Control -- 0.45%
           Clean Harbors, Inc.+#...................  34,814   1,004,732
           Synagro Technologies, Inc...............  73,000     292,000
           Tetra Tech, Inc.+.......................  44,474     693,794
           Waste Connections, Inc.+................  24,200     843,128
                                                            -----------
                                                              2,833,654
                                                            -----------
         Publishing -- 0.69%
           Consolidated Graphics, Inc.+............  33,724   1,726,332
           Journal Register Co.....................  40,800     637,704
           Scholastic Corp.+.......................  59,153   1,968,020
                                                            -----------
                                                              4,332,056
                                                            -----------
         Railroads & Equipment -- 0.15%
           Genesee & Wyoming, Inc., Class A+.......   5,400     181,548
           Kansas City Southern+#..................  30,432     759,887
                                                            -----------
                                                                941,435
                                                            -----------
         Real Estate Investment Trusts -- 3.16%
           American Campus Communities, Inc........   6,338     159,527
           Arden Realty, Inc.......................  23,400   1,064,232
           Ashford Hospitality Trust, Inc..........  59,500     634,865
           Boykin Lodging Co.+#....................  71,053     852,636
           CBL & Associates Properties, Inc........  54,309   2,185,937
           Cousins Properties, Inc.................  51,600   1,436,544
           EastGroup Properties, Inc.#.............  28,100   1,268,153
           Equity Inns, Inc........................  55,300     758,716
           Equity Lifestyle Properties, Inc........  10,400     482,144
           Essex Property Trust, Inc...............   2,800     256,760
           FelCor Lodging Trust, Inc.+.............  99,000   1,681,020
           Getty Realty Corp.......................  13,100     351,997
           HomeBanc Corp...........................  43,000     337,550
           Innkeepers USA Trust.................... 114,047   1,988,980
           Lasalle Hotel Properties................  16,600     558,756
           LTC Properties, Inc.....................  53,200   1,089,536
           Meristar Hospitality Corp.+.............  62,788     614,695
           Mission West Properties, Inc.#..........  19,155     192,891
           National Health Investors, Inc..........  37,100   1,025,815
           Omega Healthcare Investors, Inc.........  45,600     548,112
           Parkway Properties, Inc.................   3,600     150,480
           PS Business Parks, Inc..................   1,245      58,639
           Reckson Associates Realty Corp..........   8,400     308,532
           Tanger Factory Outlet Centers, Inc......   4,177     114,826
           Trizec Properties, Inc..................  37,013     832,052
           Washington Real Estate Investment Trust.  30,000     938,700
                                                            -----------
                                                             19,892,095
                                                            -----------
         Retail -- 3.73%
           AC Moore Arts & Crafts, Inc.+#..........   9,700     138,807
           Barnes & Noble, Inc.+...................  45,867   1,850,275
           Big Lots, Inc.+......................... 166,000   2,040,140
           Building Materials Holding Corp.#.......  32,720   2,693,838
           Casey's General Stores, Inc............. 103,100   2,373,362
           Conns, Inc.+............................  13,500     456,435
           DSW, Inc.+#.............................  15,600     397,956

November 30, 2005   SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     93
                                           CONTINUED


                                                            Value
                                                  Shares   (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Retail (continued)
            Hibbett Sporting Goods, Inc.+........  19,650 $   588,714
            Linens 'N Things, Inc.+..............  22,200     568,542
            Longs Drug Stores Corp.#.............  65,793   2,804,755
            MarineMax, Inc.+#....................  21,900     575,094
            Movie Gallery, Inc.#.................  45,912     226,346
            Nash Finch Co.#......................  39,524   1,062,010
            Pacific Sunwear of California, Inc.+.  71,000   1,878,660
            Pantry, Inc.+........................  45,022   1,850,404
            Petco Animal Supplies, Inc.+.........  33,100     702,713
            Priceline.com, Inc.+.................  19,100     458,782
            Rite Aid Corp.+......................  11,115      41,014
            Rush Enterprises, Inc.+..............  57,500     880,325
            Select Comfort Corp.+#...............  29,700     711,909
            Sportsman's Guide, Inc.+#............   4,199     110,182
            Yankee Candle Co., Inc...............  29,200     740,220
            Zumiez, Inc.+#.......................   8,700     344,259
                                                          -----------
                                                           23,494,742
                                                          -----------
          Retirement/Aged Care -- 0.43%
            Sunrise Senior Living, Inc.+#........  81,000   2,705,400
                                                          -----------
          Savings & Loan -- 1.60%
            Downey Financial Corp.#..............  45,407   2,937,833
            First Financial Holdings, Inc........  12,800     390,912
            First Indiana Corp.#.................   2,362      82,552
            First Niagara Financial Group, Inc... 124,000   1,796,760
            FirstFed Financial Corp.+#...........   8,159     427,042
            Flagstar Bancorp, Inc................  47,600     717,332
            Harbor Florida Bancshares, Inc.#.....  37,900   1,427,314
            NewAlliance Bancshares, Inc..........  67,400   1,006,956
            PFF Bancorp, Inc.....................  25,570     781,163
            TierOne Corp.........................  17,300     518,481
                                                          -----------
                                                           10,086,345
                                                          -----------
          Schools -- 0.14%
            Corinthian Colleges, Inc.+...........  45,000     544,950
            Education Management Corp.+..........  10,400     351,000
                                                          -----------
                                                              895,950
                                                          -----------
          Semiconductors -- 2.86%
            ADE Corp.+...........................  13,800     325,680
            Amis Holdings, Inc.+.................  24,100     240,277
            ATMI, Inc.+#.........................  11,300     323,293
            Brooks Automation, Inc.+.............  36,700     471,962
            Cirrus Logic, Inc.+.................. 200,624   1,516,718
            Credence Systems Corp.+#.............  39,600     321,156
            Cypress Semiconductor Corp.+#........  11,200     168,000
            Emulex Corp.+........................ 141,240   2,814,913
            Entegris, Inc.+...................... 112,334   1,134,573
            Exar Corp.+#.........................  37,100     458,556
            IXYS Corp.+.......................... 124,000   1,490,480
            Kopin Corp.+......................... 204,199   1,396,721
            Lattice Semiconductor Corp.+.........  81,700     399,513
            LSI Logic Corp.+.....................   5,513      45,262
            Micrel, Inc.+........................ 135,500   1,636,840
            Microsemi Corp.+#....................   9,000     249,750
            MKS Instruments, Inc.+...............  49,200     928,404
            Omnivision Technologies, Inc.+.......  65,400   1,157,580
            Photronics, Inc.+....................  41,100     652,668
            Power Integrations, Inc.+#...........  26,400     575,784
            Semtech Corp.+.......................  55,000   1,095,050
            Sirf Technology Holdings, Inc.+#.....  11,625     322,245
            Trident Microsystems, Inc.+#.........  14,801     278,851
                                                          -----------
                                                           18,004,276
                                                          -----------
          Telecommunications -- 2.32%
            Adtran, Inc..........................  76,882   2,272,632
            American Tower Corp., Class A+.......   8,382     228,745
            Arris Group, Inc.+...................  73,000     709,560

                                                              Value
                                                    Shares   (Note 2)

        ---------------------------------------------------------------
        Telecommunications (continued)
          Atheros Communications, Inc.+#...........   9,600 $    93,024
          CalAmp Corp..............................   7,404      85,886
          CenturyTel, Inc..........................  25,443     842,163
          Cincinnati Bell, Inc.+...................  28,342     110,534
          Comtech Telecommunications Corp.+#.......  56,747   2,474,169
          Glenayre Technologies, Inc.+#............  12,671      39,787
          Golden Telecom, Inc......................  13,600     367,200
          Netgear, Inc.+...........................  74,650   1,440,745
          Premiere Global Services, Inc.+#......... 143,208   1,082,652
          Price Communications Corp.+..............  63,940     969,970
          RCN Corp.+...............................  47,900   1,044,699
          SBA Communcations Corp.+.................   5,400      99,576
          Spectralink Corp.........................  68,600     885,626
          Talk America Holdings, Inc.+#............  62,407     599,107
          Tekelec+.................................   9,300     120,900
          Tessco Technologies, Inc.+...............  13,935     228,813
          Valor Communications Group, Inc.#........  15,492     188,073
          West Corp.+..............................  18,679     740,996
                                                            -----------
                                                             14,624,857
                                                            -----------
        Textile - Products -- 0.22%
          Angelica Corp.#..........................  16,300     225,429
          Culp, Inc.+..............................   1,700       8,517
          G&K Services, Inc., Class A..............  30,800   1,180,872
                                                            -----------
                                                              1,414,818
                                                            -----------
        Therapeutics -- 1.18%
          Abgenix, Inc.+#..........................   3,100      42,501
          Amylin Pharmaceuticals, Inc.+#...........  17,500     654,675
          Anadys Pharmaceuticals, Inc.+............  15,400     146,454
          AtheroGenics, Inc.+#.....................  24,800     371,752
          CV Therapeutics, Inc.+#..................     200       4,946
          Discovery Laboratories, Inc.+............ 147,700     992,544
          Inspire Phamaceuticals, Inc.+#...........  41,300     299,012
          Medarex, Inc.+........................... 102,700   1,074,242
          Medicines Co.+#..........................  12,100     221,067
          Memory Pharmaceuticals Corp.+#...........  18,600      39,432
          Neurocrine Biosciences, Inc.+#...........  13,500     803,520
          NPS Pharmaceuticals, Inc.+#..............  13,400     155,306
          Onyx Pharmaceuticals, Inc.+#.............   8,600     216,978
          Theravance, Inc.+........................   6,700     140,566
          Trimeris, Inc.+#.........................  10,800     118,152
          United Therapeutics Corp.+...............  30,400   2,171,472
                                                            -----------
                                                              7,452,619
                                                            -----------
        Tobacco -- 0.35%
          Loews Corp. - Carolina Group#............  44,387   1,786,577
          Universal Corp...........................  10,800     436,104
                                                            -----------
                                                              2,222,681
                                                            -----------
        Utilities - Communication -- 0.17%
          Commonwealth Telephone Enterprises, Inc..  30,600   1,060,596
                                                            -----------
        Utilities - Electric -- 1.25%
          Allegheny Energy, Inc.+#.................  46,146   1,284,243
          Black Hills Corp.#.......................  12,000     438,600
          CH Energy Group, Inc.....................  21,400     999,380
          Cleco Corp...............................  74,200   1,638,336
          El Paso Electric Co.+....................  17,700     382,851
          Pike Electric Corp.+.....................  19,600     354,564
          Sierra Pacific Resources+................ 116,000   1,563,680
          UniSource Energy Corp....................  36,800   1,190,848
                                                            -----------
                                                              7,852,502
                                                            -----------
        Utilities - Gas, Distribution -- 0.28%
          Nicor, Inc.#.............................  14,787     592,959
          Northwest Natural Gas Co.................  14,400     494,784
          Southwest Gas Corp.......................  25,100     669,668
                                                            -----------
                                                              1,757,411
                                                            -----------

94    SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     November 30, 2005
                             CONTINUED


                                                            Shares/
                                                           Principal        Value
                                                            Amount         (Note 2)
--------------------------------------------------------------------------------------
COMMON STOCK (continued)
Water Services -- 0.09%
  Pico Holdings, Inc.+#.................................       16,665   $     562,610
                                                                        -------------
Total Long-Term Investment Securities
   (Cost $525,736,226)..................................                  623,801,097
                                                                        -------------
SHORT-TERM INVESTMENT SECURITIES -- 21.18%
Collective Investment Pool -- 19.99%
  Securities Lending Quality Trust(2)...................  125,910,053     125,910,053
                                                                        -------------
Registered Investment Companies -- 0.70%
  T. Rowe Price Reserve Investment Fund.................    4,410,266       4,410,266
                                                                        -------------
Time Deposit -- 0.49%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.40% due 12/01/05................................... $    670,000         670,000
   2.10% due 12/01/05...................................    2,396,000       2,396,000
                                                                        -------------
                                                                            3,066,000
                                                                        -------------
Total Short-Term Investment Securities
   (Cost $133,386,319)..................................                  133,386,319
                                                                        -------------
TOTAL INVESTMENTS
   (Cost $659,122,545)(3)...............................       120.21%    757,187,416
Liabilities in excess of other assets...................       (20.21)%  (127,305,347)
                                                         ------------   -------------
NET ASSETS --                                                  100.00%  $ 629,882,069
                                                         ============   =============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 2).
(1)Security represents an investment in an affiliated company (see Note 3).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   95

Industry Allocation*

                   Collective Investment Pool........ 25.35%
                   Banks.............................  7.69%
                   Financial Services................  6.48%
                   Real Estate Investment Trusts.....  5.86%
                   Oil & Gas.........................  5.37%
                   Information Processing -- Services  4.41%
                   Electronics/Electrical Equipment..  4.11%
                   Retail............................  4.10%
                   Commercial Services...............  3.75%
                   Semiconductors....................  3.51%
                   Information Processing -- Software  3.37%
                   Leisure & Tourism.................  3.27%
                   Machinery.........................  3.18%
                   Telecommunications................  3.09%
                   Medical Technology................  2.84%
                   Healthcare........................  2.30%
                   Insurance.........................  2.27%
                   Metals............................  2.23%
                   Apparel & Products................  2.00%
                   Savings & Loan....................  1.83%
                   Building Materials................  1.62%
                   Drugs.............................  1.57%
                   Therapeutics......................  1.54%
                   Repurchase Agreement..............  1.48%
                   Chemical..........................  1.44%
                   Automotive........................  1.34%
                   Utilities -- Electric.............  1.32%
                   Aerospace/defense.................  1.26%
                   Freight...........................  1.24%
                   Information Processing - Hardware.  1.13%
                   Foods.............................  1.12%
                   Medical -- Biomedical/Gene........  1.01%
                   Broadcasting......................  0.79%
                   Human Resources...................  0.72%
                   Hospital Supplies.................  0.71%
                   Pollution Control.................  0.69%
                   Paper/Forest Products.............  0.68%
                   Household Products................  0.67%
                   Appliances/furnishings............  0.63%


              Publishing.................................   0.63%
              Utilities -- Gas, Distribution.............   0.55%
              Schools....................................   0.53%
              Airlines...................................   0.49%
              Advertising................................   0.41%
              Railroads & Equipment......................   0.36%
              Real Estate................................   0.33%
              Hospital Management........................   0.31%
              Mobile Homes...............................   0.30%
              Home Builders..............................   0.25%
              Multimedia.................................   0.25%
              U.S. Treasury Bills........................   0.24%
              Heavy Duty Trucks/Parts....................   0.22%
              Beverages..................................   0.19%
              Water Services.............................   0.19%
              Mining.....................................   0.18%
              Utilities -- Miscellaneous.................   0.17%
              Coal.......................................   0.16%
              Retirement/Aged Care.......................   0.14%
              Tobacco....................................   0.14%
              Conglomerates..............................   0.13%
              Hardware & Tools...........................   0.13%
              Textile -- Products........................   0.12%
              Fertilizers................................   0.11%
              Utilities -- Gas, Pipeline.................   0.10%
              Funeral Services...........................   0.09%
              Information Processing -- Consumer Software   0.08%
              Information Processing -- Computer Services   0.07%
              Consumer Service...........................   0.06%
              Manufacturing..............................   0.06%
              Utilities -- Communication.................   0.06%
              Auto -- Replacement Parts..................   0.05%
              Electronics Instruments....................   0.04%
              Registered Investment Companies............   0.04%
              Insurance -- Life..........................   0.03%
              Gas & Pipeline Utilities...................   0.02%
              Investment Company.........................   0.02%
                                                          ------
                                                          125.22%
                                                          ======

*  Calculated as a percentage of net assets.

96  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005


                                                              Value
                                                     Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 94.02%
         Advertising -- 0.41%
           ADVO, Inc.#.............................. 21,231 $   579,394
           Catalina Marketing Corp.#................ 33,771     893,918
           FTD Group, Inc.+#........................  9,039      99,429
           Greenfield Online, Inc.+#................ 11,191      56,738
           Marchex, Inc., Class B+#................. 13,441     314,520
           Valassis Communications, Inc.+#.......... 33,924   1,031,968
           ValueVision Media, Inc., Class A+#....... 18,548     205,883
           Ventiv Health, Inc.+#.................... 18,149     447,554
                                                            -----------
                                                              3,629,404
                                                            -----------
         Aerospace/Defense -- 1.26%
           AAR Corp.+#.............................. 22,025     461,204
           ARGON ST, Inc.+#.........................  5,946     171,542
           Armor Holdings, Inc.+#................... 23,450   1,029,220
           BE Aerospace, Inc.+#..................... 38,705     678,112
           Curtiss-Wright Corp.#.................... 14,676     860,014
           DRS Technologies, Inc.#.................. 18,551     916,419
           EDO Corp.#............................... 10,750     286,273
           Engineered Support Systems, Inc.#........ 28,126   1,136,572
           Esterline Technologies Corp.+#........... 17,035     700,309
           Gencorp, Inc.+#.......................... 36,975     675,163
           Heico Corp.#............................. 14,621     333,797
           Herley Industries, Inc.+#................  8,774     144,508
           Innovative Solutions and Support, Inc.+#.  9,061     133,650
           K&F Industries Holdings, Inc.#........... 11,370     175,325
           Kaman Corp., Class A..................... 15,038     288,880
           Moog, Inc., Class A+..................... 22,986     673,260
           MTC Technologies, Inc.+#.................  6,832     223,885
           Orbital Sciences Corp., Class A+#........ 37,725     454,964
           Sequa Corp., Class A+#...................  4,281     270,559
           Teledyne Technologies, Inc.+............. 22,602     739,989
           Triumph Group, Inc.+..................... 10,791     409,518
           United Industrial Corp.#.................  6,662     289,464
                                                            -----------
                                                             11,052,627
                                                            -----------
         Airlines -- 0.49%
           Airtran Holdings, Inc.+#................. 58,943     885,324
           Alaska Air Group, Inc.+#................. 18,457     650,240
           Continental Airlines, Inc., Class B+#.... 45,284     705,072
           ExpressJet Holdings, Inc.+#.............. 29,702     259,001
           Frontier Airlines, Inc.+#................ 24,205     197,513
           MAIR Holdings, Inc.+#....................  8,255      39,128
           Mesa Air Group, Inc.+#................... 20,421     209,928
           SkyWest, Inc.#........................... 39,157   1,162,963
           World Air Holdings, Inc.+................ 15,967     167,973
                                                            -----------
                                                              4,277,142
                                                            -----------
         Apparel & Products -- 2.00%
           Blair Corp...............................  2,619      97,689
           Brown Shoe Co., Inc...................... 12,400     510,260
           Buckle, Inc..............................  5,234     171,675
           Cache, Inc.+.............................  8,371     140,884
           Carter's, Inc.+.......................... 12,485     763,458
           Casual Male Retail Group, Inc.+#......... 17,640     109,015
           Cato Corp., Class A...................... 20,745     448,092
           Charlotte Russe Holding, Inc.+#.......... 10,143     189,674
           Charming Shoppes, Inc.+#................. 81,354     955,909
           Cherokee, Inc............................  4,766     164,665
           Children's Place Retail Stores, Inc.+#... 14,275     708,040
           Christopher & Banks Corp.#............... 24,297     366,399
           Deckers Outdoor Corp.+#..................  6,894     158,769
           DHB Industries, Inc.+#................... 18,778      78,492
           Dress Barn, Inc.+#....................... 14,518     484,611
           Finish Line, Inc., Class A............... 28,578     493,256
           Genesco, Inc.+#.......................... 15,327     607,716
           Goody's Family Clothing, Inc.#........... 12,747     119,184
           Guess ?, Inc.+........................... 10,926     370,173

                                                                Value
                                                       Shares  (Note 2)

      -------------------------------------------------------------------
      Apparel & Products (continued)
        Gymboree Corp.+#.............................. 21,172 $   477,640
        Hartmarx Corp.+............................... 17,515     128,560
        Hot Topic, Inc.+#............................. 30,429     471,650
        J. Jill Group, Inc.+.......................... 13,680     250,481
        K-Swiss, Inc., Class A........................ 16,934     528,849
        Kellwood Co.#................................. 18,852     435,858
        Kenneth Cole Productions, Inc., Class A#......  6,150     172,692
        Maidenform Brands, Inc.#......................  8,707     111,972
        Oakley, Inc.#................................. 16,512     265,513
        Oxford Industries, Inc.#......................  9,484     535,087
        Payless ShoeSource, Inc.+..................... 45,596   1,041,869
        Perry Ellis International, Inc.+#.............  6,434     129,516
        Phillips-Van Heusen Corp...................... 22,005     745,749
        Russell Corp.#................................ 22,352     353,832
        Shoe Carnival, Inc.+#.........................  5,057     103,719
        Skechers U.S.A., Inc., Class A+............... 15,180     227,093
        Stage Stores, Inc.#........................... 18,634     557,343
        Stein Mart, Inc............................... 17,494     302,646
        Steven Madden, Ltd.+#.........................  8,824     240,278
        Stride Rite Corp.............................. 24,586     337,812
        Talbots, Inc.#................................ 15,556     423,434
        Too, Inc.+.................................... 23,317     737,517
        Volcom, Inc.+#................................  3,189     108,330
        Warnaco Group, Inc.+.......................... 31,396     771,400
        Wet Seal, Inc.+#.............................. 38,136     191,443
        Weyco Group, Inc..............................  3,926      75,811
        Wolverine World Wide, Inc..................... 39,282     853,205
                                                              -----------
                                                               17,517,260
                                                              -----------
      Appliances/Furnishings -- 0.63%
        American Woodmark Corp.#......................  7,687     196,941
        Bassett Furniture Industries, Inc.............  7,031     126,769
        CompX International, Inc., Class A#...........  1,341      21,644
        Ethan Allen Interiors, Inc.#.................. 23,702     884,085
        Furniture Brands International, Inc.#......... 33,289     664,115
        Griffon Corp.+#............................... 19,789     482,060
        Haverty Furniture Cos., Inc.#................. 13,215     170,473
        Hooker Furniture Corp.#.......................  7,101     110,207
        Interface, Inc., Class A+#.................... 31,003     258,255
        Kimball International, Inc., Class B#......... 15,128     161,113
        Knoll, Inc....................................  7,472     124,334
        La-Z-Boy Chair Co.#........................... 35,421     473,579
        Lancaster Colony Corp.#....................... 17,547     684,333
        Maytag Corp.#................................. 54,114     962,147
        Stanley Furniture Co., Inc.#..................  8,834     219,967
                                                              -----------
                                                                5,540,022
                                                              -----------
      Automotive -- 1.34%
        Accuride Corp.+#..............................  7,465      97,045
        Acuity Brands, Inc.#.......................... 29,963     931,550
        Aftermarket Technology Corp.+#................ 14,467     296,573
        America's Car Mart, Inc.+.....................  6,076      97,945
        American Axle & Manufacturing Holdings, Inc.#. 29,079     618,220
        AO Smith Corp.#............................... 11,407     415,215
        ArvinMeritor, Inc.#........................... 47,602     633,107
        Asbury Automotive Group, Inc.+................  8,788     147,199
        ASV, Inc.+#................................... 11,965     299,364
        Commercial Vehicle Group, Inc.+#..............  9,850     194,932
        Cooper Tire & Rubber Co.#..................... 43,430     638,855
        CSK Auto Corp.+............................... 30,655     475,152
        Group 1 Automotive, Inc.+#.................... 14,233     439,373
        Hayes Lemmerz International, Inc.+#........... 25,711      78,161
        Kaydon Corp.#................................. 19,124     618,853
        Keystone Automotive Industries, Inc.+#........ 10,698     299,544
        Lithia Motors, Inc., Class A#................. 10,468     298,861
        Midas, Inc.+.................................. 10,864     205,112
        Modine Manufacturing Co....................... 23,624     786,443

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   97
                                          - CONTINUED


                                                              Value
                                                     Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Automotive (continued)
           Monro Muffler Brake, Inc.+...............  7,123 $   219,816
           Noble International Ltd.#................  5,047     113,658
           Pep Boys-Manny, Moe & Jack#.............. 37,535     538,627
           R & B, Inc.+#............................  6,742      79,758
           Standard Motor Products, Inc., Class A#.. 10,114      89,913
           Strattec Security Corp.+#................  2,569     124,725
           Superior Industries International, Inc.#. 15,054     343,382
           Tenneco Automotive, Inc.+#............... 29,607     514,274
           Thor Industries, Inc..................... 23,475     899,562
           United Auto Group, Inc................... 18,143     646,254
           Visteon Corp.#........................... 87,371     590,628
                                                            -----------
                                                             11,732,101
                                                            -----------
         Auto - Replacement Parts -- 0.05%
           Sonic Automotive, Inc., Class A#......... 19,954     415,043
           Valence Technology, Inc.+#............... 29,893      59,188
                                                            -----------
                                                                474,231
                                                            -----------
         Banks -- 7.69%
           1st Source Corp.#........................  7,958     201,099
           ABC Bancorp..............................  8,049     161,946
           Alabama National Bancorp#................  9,244     612,877
           Amcore Financial, Inc.#.................. 14,377     449,569
           Amegy Bancorp, Inc....................... 47,642   1,137,691
           AmericanWest Bancorp+#...................  7,055     162,618
           Ames National Corp.#.....................  5,718     158,617
           Arrow Financial Corp.....................  7,165     201,695
           BancFirst Corp.#.........................  2,665     212,427
           Bancorp, Inc.+...........................  6,661     121,896
           BancorpSouth, Inc.#...................... 53,152   1,207,082
           BancTrust Financial Group, Inc.#.........  6,363     128,405
           Bank Corp.+#.............................  9,093     107,479
           Bank of Granite Corp.#...................  8,963     172,090
           Bank of The Ozarks, Inc.#................  7,709     286,004
           BankFinancial Corp....................... 16,612     244,363
           Banner Corp..............................  7,117     224,470
           Boston Private Financial Holdings, Inc.#. 19,023     589,713
           Camden National Corp.#...................  5,187     185,124
           Capital City Bank Group, Inc.#...........  8,307     319,487
           Capital Corp. of the West................  6,305     217,901
           Capital Crossing Bank+#..................  3,998     131,094
           Capitol Bancorp, Ltd.#...................  8,460     316,066
           Cardinal Financial Corp.+#............... 16,518     180,872
           Cascade Bancorp#......................... 11,434     269,156
           Cathay General Bancorp#.................. 30,881   1,173,478
           Center Financial Corp.#..................  7,571     190,032
           Central Coast Bancorp+#..................  7,831     192,799
           Central Pacific Financial Corp........... 20,610     754,326
           Chemical Financial Corp.#................ 17,105     552,834
           Citizens & Northern Corp.#...............  5,575     155,821
           Citizens Banking Corp.................... 29,315     867,431
           City Bank................................  5,286     182,103
           City Holding Co.#........................ 12,205     445,238
           CoBiz, Inc.#.............................  9,957     189,382
           Colony Bankcorp Corp.#...................  3,717      95,155
           Columbia Bancorp.........................  3,755     154,744
           Columbia Banking System, Inc.#........... 10,627     306,589
           Commercial Bankshares, Inc.#.............  3,182     120,471
           Commercial Federal Corp.#................ 25,968     894,338
           Community Bancorp.+#.....................  3,359     108,731
           Community Bank Systems, Inc.#............ 20,610     495,877
           Community Bks., Inc.#.................... 14,627     429,156
           Community Trust Bancorp, Inc............. 10,098     332,224
           Corus Bankshares, Inc.#.................. 12,689     745,859
           CVB Financial Corp.#..................... 31,961     643,695
           Enterprise Financial Services Corp.+#....  5,257     118,861
           EuroBancshares, Inc.+#...................  6,270      79,253
           Farmers Capital Bank Corp.#..............  4,135     133,767

                                                               Value
                                                      Shares  (Note 2)

        ---------------------------------------------------------------
        Banks (continued)
          Financial Institutions, Inc.#..............  6,134 $  123,845
          First Bancorp North Carolina#..............  7,729    170,270
          First BanCorp Puerto Rico@#................ 46,476    562,360
          First Busey Corp., Class A#................  9,496    199,606
          First Charter Corp.#....................... 20,632    516,625
          First Citizens BancShares, Inc., Class A#..  4,095    767,690
          First Commonwealth Financial Corp.#........ 47,474    640,424
          First Community Bancorp....................  8,887    459,991
          First Community Bancshares, Inc.#..........  6,842    211,281
          First Financial Bancorp#................... 23,927    460,595
          First Financial Bankshares, Inc.#.......... 12,489    464,466
          First Financial Corp.#.....................  9,161    250,828
          First Merchants Corp.#..................... 12,561    324,953
          First Midwest Bancorp, Inc.#............... 31,029  1,161,415
          First Oak Brook Bancshares, Inc., Class A#.  4,496    124,359
          First Regional Bancorp+....................  1,644    116,987
          First Republic Bank#....................... 14,698    569,841
          First South Bancorp, Inc.#.................  3,293    125,134
          First State Bancorp........................ 10,423    257,865
          FNB Corp. (PA)#............................ 38,193    700,078
          FNB Corp. (VA)#............................  4,945    152,553
          Fremont General Corp.#..................... 44,077  1,031,843
          Frontier Financial Corp.#.................. 16,721    541,426
          GB&T Bancshares, Inc.#.....................  8,608    193,766
          Glacier Bancorp, Inc.#..................... 21,201    697,937
          Gold Banc Corp., Inc....................... 26,590    481,279
          Great Southern Bancorp, Inc.#..............  7,068    214,938
          Greater Bay Bancorp#....................... 34,741    925,500
          Greene County Bancshares, Inc..............  4,426    123,397
          Hancock Holding Co.#....................... 18,166    699,028
          Hanmi Financial Corp.#..................... 27,093    504,743
          Harleysville National Corp.#............... 18,711    395,176
          Heartland Financial USA, Inc.#.............  7,199    147,148
          Heritage Commerce Corp.+...................  8,058    176,954
          Hudson United Bancorp#..................... 30,386  1,279,251
          Iberiabank Corp.#..........................  6,507    357,299
          Independent Bank Corp. (MA)#............... 10,454    305,570
          Independent Bank Corp. (MI)#............... 15,076    439,767
          Integra Bank Corp.......................... 10,415    223,402
          Interchange Financial Services Corp.#...... 11,612    208,900
          Irwin Financial Corp.#..................... 12,361    279,606
          Lakeland Bancorp, Inc.#.................... 12,411    188,027
          Lakeland Financial Corp....................  4,016    174,495
          Macatawa Bank Corp.#.......................  6,920    263,929
          Main Street Banks., Inc.#.................. 10,630    295,195
          Mainsource Financial Group, Inc.#..........  8,037    145,389
          MB Financial, Inc.......................... 14,911    560,057
          MBT Financial Corp.#....................... 10,027    179,483
          Mercantile Bank Corp.......................  5,146    205,840
          Mid-State Bancshares#...................... 15,552    434,056
          Midwest Banc Holdings, Inc.#...............  9,019    203,739
          Nara Bancorp, Inc.#........................ 12,558    235,086
          National Penn Bancshares, Inc.#............ 29,384    605,017
          NBC Capital Corp.#.........................  4,707    112,968
          NBT Bancorp, Inc.#......................... 22,010    503,369
          NetBank, Inc.#............................. 31,395    232,009
          Northern Empire Bancshares+#...............  5,420    145,527
          Old National Bancorp#...................... 46,389  1,015,919
          Old Second Bancorp, Inc.#..................  9,164    304,153
          Omega Financial Corp.#.....................  8,565    251,211
          Oriental Financial Group, Inc.#............ 14,390    191,243
          Pacific Capital Bancorp#................... 31,116  1,161,249
          Park National Corp.#.......................  8,259    867,608
          Peapack Gladstone Financial Corp.#.........  5,635    161,105
          Pennsylvania Commerce Bancorp, Inc.+.......  2,990     98,790
          Peoples Bancorp, Inc.#.....................  6,358    184,509
          Pinnacle Financial Partners, Inc.+#........  4,938    122,956
          Placer Sierra Bancshares#..................  4,555    129,817

98  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


                                                                  Value
                                                         Shares  (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Banks (continued)
       Preferred Bank...................................  2,806 $   123,043
       Premierwest Bancorp+#............................  9,354     130,488
       PrivateBancorp, Inc.#............................ 11,243     414,754
       Prosperity Bancshares, Inc.#..................... 14,522     444,373
       Provident Bankshares Corp.#...................... 22,381     797,659
       R&G Financial Corp., Class B#.................... 18,903     240,635
       Renasant Corp.#..................................  7,051     223,940
       Republic Bancorp, Inc. #......................... 52,324     649,864
       Republic Bancorp, Inc., Class A#.................  4,877     100,174
       Royal Bancshares of Pennsylvania, Inc., Class A#.  3,080      73,643
       S&T Bancorp, Inc.#............................... 18,050     693,842
       Sandy Spring Bancorp, Inc........................  9,947     368,437
       Santander BanCorp#...............................  3,610      97,253
       SCBT Financial Corp.#............................  5,469     182,282
       Seacoast Banking Corp. of Florida................  8,611     209,075
       Security Bank Corp.#.............................  7,133     177,897
       Sierra Bancorp#..................................  3,677      84,755
       Signature Bank+#.................................  7,972     229,514
       Simmons First National Corp., Class A#...........  9,760     273,475
       Southside Bancshares, Inc.#......................  6,655     133,167
       Southwest Bancorp, Inc.#.........................  9,238     208,502
       State Bancorp, Inc.#.............................  6,672     122,565
       Sterling Bancorp................................. 13,079     261,057
       Sterling Bancshares, Inc......................... 30,720     478,925
       Sterling Financial Corp. (PA).................... 17,356     367,774
       Suffolk Bancorp#.................................  7,218     240,215
       Summit Bancshares, Inc.#.........................  6,982     128,190
       Summit Financial Group, Inc.#....................  3,485      83,675
       Sun Bancorp, Inc. NJ+............................  7,645     151,600
       Susquehanna Bancshares, Inc.#.................... 31,675     776,671
       SVB Financial Group+#............................ 24,095   1,158,729
       SY Bancorp, Inc.#................................  8,168     194,970
       Taylor Capital Group, Inc........................  3,061     119,961
       Texas Capital Bancshares, Inc.+.................. 15,167     366,131
       Texas Regional Bancshares, Inc., Class A#........ 27,950     814,742
       Tompkins Trustco, Inc.#..........................  4,304     194,541
       TriCo Bancshares.................................  8,222     194,697
       TrustCo Bank Corp. NY#........................... 51,091     663,161
       Trustmark Corp................................... 32,107     918,260
       U.S.B. Holding Co., Inc..........................  7,847     171,065
       UCBH Holdings, Inc.#............................. 62,123   1,095,850
       UMB Financial Corp.#............................. 10,604     703,893
       Umpqua Holdings Corp.#........................... 30,182     797,408
       Union Bankshares Corp.#..........................  5,945     286,371
       United Bankshares, Inc #......................... 25,407     960,131
       United Community Banks, Inc.#.................... 21,451     612,426
       United Security Bancshares (AL)#.................  3,923     115,218
       Univest Corp.#...................................  7,796     200,045
       Unizan Financial Corp.#.......................... 15,005     395,082
       Vineyard National Bancorp Co.#...................  5,299     154,572
       Virginia Commerce Bancorp+#......................  6,202     182,215
       Virginia Financial Group, Inc.#..................  4,864     182,886
       W Holding Co., Inc.#............................. 74,179     611,977
       Washington Trust Bancorp, Inc.#..................  8,046     225,529
       WesBanco, Inc.#.................................. 15,417     493,344
       West Bancorp.#................................... 11,341     221,036
       West Coast Bancorp.#............................. 10,050     264,817
       Westamerica Bancorp.#............................ 22,268   1,216,723
       Western Alliance Bankcorp#.......................  2,623      77,011
       Western Sierra Bancorp.+#........................  4,513     158,045
       Wilshire Bancorp, Inc.#.......................... 10,475     178,180
       Wintrust Financial Corp.......................... 15,937     895,341
       Yardville National Bancorp.......................  5,807     202,722
                                                                -----------
                                                                 67,417,270
                                                                -----------
     Beverages -- 0.19%
       Boston Beer Co., Inc., Class A+#.................  6,559     177,486
       Coca-Cola Bottling Co. Cons......................  3,158     145,268

                                                                 Value
                                                       Shares   (Note 2)

      --------------------------------------------------------------------
      Beverages (continued)
        Farmer Brothers Co.#..........................   4,573 $    93,152
        Green Mountain Coffee, Inc.+#.................   2,998     122,978
        Hansen Natural Corp.+#........................  10,132     786,750
        National Beverage Corp.+......................   5,122      38,364
        Peet's Coffee & Tea, Inc.+#...................   9,266     287,709
                                                               -----------
                                                                 1,651,707
                                                               -----------
      Broadcasting -- 0.79%
        4Kids Entertainment, Inc.+#...................   9,050     147,967
        Beasley Broadcast Group, Inc., Class A+.......   5,052      70,829
        Charter Communications, Inc., Class A+#....... 211,751     251,984
        Citadel Broadcasting Corp.+#..................  29,770     401,300
        Cox Radio, Inc., Class A+.....................  26,073     386,141
        Crown Media Holdings, Inc., Class A+#.........   9,936     103,334
        Cumulus Media, Inc., Class A+#................  38,721     478,204
        Emmis Communications Corp., Class A+#.........  21,711     452,457
        Entercom Communications Corp.+#...............  24,476     779,561
        Fisher Communications, Inc.+..................   4,490     204,340
        Gray Television, Inc..........................  29,360     261,891
        Insight Communications, Inc., Class A+........  34,074     396,621
        Liberty Corp.#................................  10,473     488,251
        Lin TV Corp., Class A+........................  18,420     240,934
        Lodgenet Entertainment Corp.+#................  10,991     150,687
        Mediacom Communications Corp., Class A+#......  41,884     218,216
        Outdoor Channel Holdings, Inc.+#..............   5,128      81,997
        Pegasus Solutions, Inc.+#.....................  14,059      99,959
        Radio One, Inc., Class D+.....................  56,794     628,142
        Regent Communications, Inc.+#.................  24,047     119,994
        Saga Communications, Inc., Class A+#..........  11,630     144,445
        Salem Communications Corp., Class A+#.........   8,074     154,213
        Sinclair Broadcast Group, Inc., Class A#......  29,863     287,282
        Spanish Broadcasting System, Inc., Class A+#..  26,172     126,149
        World Wrestling Entertainment, Inc., Class A#.  13,835     186,911
        WorldSpace, Inc., Class A#....................   8,062      88,118
                                                               -----------
                                                                 6,949,927
                                                               -----------
      Building Materials -- 1.62%
        Ameron International Corp.#...................   5,751     258,508
        Apogee Enterprises, Inc.#.....................  18,877     292,027
        Barnes Group, Inc.#...........................  11,836     407,987
        Beacon Roofing Supply, Inc.+#.................  11,209     305,109
        Builders FirstSource, Inc.#...................   8,316     165,488
        Comfort Systems USA, Inc.+#...................  26,776     251,427
        Drew Industries, Inc.+#.......................  10,299     310,206
        Eagle Materials, Inc.#........................  12,455   1,431,080
        Elkcorp#......................................  13,691     467,958
        Genlyte Group, Inc.+..........................  16,280     857,956
        Huttig Building Products, Inc.+...............   9,542      82,729
        Infrasource Services, Inc.+#..................   8,763     102,790
        Interline Brands, Inc.+#......................   8,479     181,111
        Lennox International, Inc.#...................  33,757     986,042
        LSI Industries, Inc.#.........................  13,439     241,902
        Matthews International Corp., Class A#........  21,694     852,357
        Mestek, Inc.+#................................   2,020      24,442
        NCI Building Systems, Inc.+#..................  14,126     616,459
        Perini Corp.+(1)#.............................  13,099     339,264
        Shaw Group, Inc.+.............................  52,679   1,521,896
        Simpson Manufacturing Co., Inc.#..............  24,636   1,009,583
        Texas Industries, Inc.........................  15,400     768,152
        Trex Co., Inc.+#..............................   7,823     178,912
        Watsco, Inc.#.................................  14,568     914,142
        York International Corp.#.....................  28,512   1,604,941
                                                               -----------
                                                                14,172,468
                                                               -----------
      Chemical -- 1.44%
        American Vanguard Corp.#......................   7,205     166,075
        Arch Chemicals, Inc...........................  16,047     456,537
        Balchem Corp.#................................   5,227     144,161

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   99
                                          - CONTINUED


                                                                 Value
                                                       Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Chemical (continued)
        Cabot Microelectronics Corp.+#................  16,768 $   518,634
        CF Industries Holdings, Inc.#.................  28,008     432,724
        Ferro Corp.#..................................  28,452     537,743
        Georgia Gulf Corp.#...........................  23,160     645,238
        H.B. Fuller Co.#..............................  19,554     605,783
        Hercules, Inc.+#..............................  76,694     901,921
        Hexcel Corp.+.................................  39,687     659,995
        Kronos Worldwide, Inc.#.......................   2,393      75,499
        MacDermid, Inc................................  20,583     584,763
        Minerals Technologies, Inc.#..................  13,929     788,660
        Newmarket Corp.+..............................  11,552     253,220
        NL Industries, Inc.#..........................   5,340      79,032
        Octel Corp....................................   8,464     131,023
        Olin Corp.#...................................  48,326     930,276
        OM Group, Inc.+#..............................  19,338     305,154
        Pioneer Cos., Inc.+#..........................   7,662     190,247
        PolyOne Corp.+................................  62,361     359,823
        Rockwood Holdigns, Inc........................  13,877     253,116
        Schulman (A), Inc.#...........................  20,819     434,909
        Sensient Technologies Corp....................  32,077     582,839
        Spartech Corp.#...............................  21,869     463,841
        Stepan Co.....................................   3,579      92,446
        Symyx Technologies, Inc.+#....................  22,141     603,342
        UAP Holding Corp.#............................  22,710     431,036
        W.R. Grace & Co.+#............................  45,428     394,769
        WD-40 Co.#....................................  11,320     310,960
        Westlake Chemical Corp.#......................   9,134     255,935
                                                               -----------
                                                                12,589,701
                                                               -----------
      Coal -- 0.16%
        Alpha Natural Resources, Inc.+#...............  20,022     480,929
        Foundation Coal Holdings, Inc.#...............  16,120     573,388
        James River Coal Co.+#........................   8,899     374,648
                                                               -----------
                                                                 1,428,965
                                                               -----------
      Commercial Services -- 3.75%
        1-800 Contacts, Inc.+#........................   5,809      63,260
        1-800-FLOWERS.COM, Inc., Class A+#............  17,225     119,886
        ABM Industries, Inc.#.........................  26,809     577,734
        ACE Cash Express, Inc.+#......................   7,717     183,896
        Administaff, Inc.#............................  13,348     601,327
        Advance America Cash Advance Centers, Inc.#...  46,346     577,008
        Advisory Board Co.+#..........................  13,035     629,851
        Arbitron, Inc.#...............................  21,333     823,454
        BearingPoint, Inc.+#.......................... 124,582     906,957
        Blount International, Inc.+...................  20,242     314,763
        BlueLinx Holdings, Inc........................   6,599      73,645
        Central European Distribution Corp.+#.........   9,290     406,066
        Central Parking Corp.#........................  13,625     190,614
        Cenveo, Inc.+.................................  33,317     430,122
        Ceradyne, Inc.+#..............................  16,635     783,342
        Chemed Corp.#.................................  17,174     870,722
        Clark, Inc....................................  10,982     155,176
        Corrections Corp. of America+#................  26,589   1,181,349
        CoStar Group, Inc.+#..........................  11,042     518,312
        CRA International, Inc.+#.....................   7,535     335,458
        DiamondCluster International, Inc., Class A+#.  20,160     127,814
        Dycom Industries, Inc.+#......................  33,146     677,173
        Electro Rent Corp.+#..........................  12,186     170,360
        Escala Group, Inc.#...........................   4,083      67,574
        Euronet Worldwide, Inc.+#.....................  21,095     569,987
        Exponent, Inc.+#..............................   5,416     148,128
        First Advantage Corp., Class A+#..............   2,332      63,547
        Flanders Corp.+#..............................   8,913      90,378
        Freightcar America, Inc.+.....................   5,685     274,358
        FTI Consulting, Inc.+#........................  29,284     830,494
        Geo Group, Inc.+#.............................   6,494     158,778
        Greif Brothers Corp., Class A.................  10,469     628,663

                                                               Value
                                                      Shares  (Note 2)

        ----------------------------------------------------------------
        Commercial Services (continued)
          Healthcare Services Group, Inc.#........... 18,063 $   383,839
          Heartland Payment Systems, Inc.+...........  2,688      57,335
          Huron Consulting Group, Inc.+#.............  4,526     107,990
          Landauer, Inc.#............................  6,084     297,508
          LECG Corp.+#...............................  9,997     163,351
          LKQ Corp.+#................................  9,572     311,952
          Maritrans, Inc.#...........................  5,778     166,926
          Maximus, Inc............................... 13,007     473,455
          McGrath Rent Corp.#........................ 13,971     399,431
          Mobile Mini, Inc.+#........................ 10,040     502,000
          Moneygram International, Inc.#............. 58,639   1,517,577
          Morningstar, Inc.+.........................  5,773     185,025
          Navigant Consulting, Inc.+#................ 33,271     679,061
          Odyssey Marine Exploration, Inc.+#......... 24,210      76,262
          Pacer International, Inc.+#................ 25,361     670,291
          Parexel International Corp.+............... 17,722     364,542
          PHH Corp.+#................................ 35,694   1,030,129
          Plexus Corp.+#............................. 29,440     632,960
          PRA International, Inc.+...................  7,627     211,573
          Pre-Paid Legal Services, Inc.#.............  6,635     282,319
          PRG-Shultz International, Inc.+#........... 28,091      25,563
          Providence Service Corp.+..................  6,411     187,329
          Quanta Services, Inc.+#.................... 79,221   1,120,977
          Raven Industries, Inc.#.................... 10,613     325,182
          Rent-Way, Inc.+#........................... 17,823     116,741
          Rollins, Inc............................... 19,532     397,476
          Senomyx, Inc.+#............................ 14,296     182,131
          SFBC International, Inc.+#................. 12,411     261,748
          Silgan Holdings, Inc....................... 15,121     533,620
          Sotheby's Holdings, Inc., Class A+......... 24,769     471,354
          Source Interlink Cos., Inc.+#.............. 22,408     246,040
          Sourcecorp, Inc.+.......................... 10,638     277,226
          Stamps.com, Inc.+.......................... 11,001     257,973
          Startek, Inc.#.............................  7,599     126,219
          Stewart Information Services Corp.......... 11,594     586,193
          TeleTech Holdings, Inc.+#.................. 24,209     300,918
          TNS, Inc.+#................................  7,249     130,844
          United Rentals, Inc.+#..................... 45,719     967,414
          URS Corp.+#................................ 27,715   1,167,356
          Vertrue, Inc.+#............................  5,170     186,792
          Viad Corp.................................. 15,120     460,404
          Volt Information Sciences, Inc.+...........  5,462     107,547
          Washington Group International, Inc.+#..... 17,676     914,026
          Watson Wyatt & Co. Holdings, Class A#...... 22,204     597,732
          Wireless Facilities, Inc.+#................ 38,151     211,357
          Wright Express Corp.+...................... 27,286     664,687
                                                             -----------
                                                              32,888,571
                                                             -----------
        Conglomerates -- 0.13%
          Trinity Industries, Inc.#.................. 27,898   1,161,673
                                                             -----------
        Consumer Service -- 0.06%
          Advanta Corp., Class B#.................... 12,895     417,540
          COMSYS IT Partners, Inc.+#.................  8,568     107,100
                                                             -----------
                                                                 524,640
                                                             -----------
        Drugs -- 1.57%
          Acadia Pharmaceuticals, Inc.+#............. 11,083      97,198
          Adams Respiratory Therapeutics, Inc.+......  5,405     239,388
          Adolor Corp.+#............................. 26,540     386,688
          Alkermes, Inc.+#........................... 61,334   1,115,052
          Alpharma, Inc., Class A.................... 26,906     710,857
          Antigenics, Inc.+#......................... 19,584     107,125
          Array Biopharma, Inc.+..................... 21,364     143,566
          AVANIR Pharmaceuticals, Class A+#.......... 73,030     205,214
          Bentley Pharmaceuticals, Inc.+#............ 12,392     221,941
          BioScrip, Inc.+#........................... 25,081     223,723
          Caraco Pharmaceutical Laboratories, Ltd.+#.  6,533      60,234
          CNS, Inc.#.................................  9,611     221,053

100 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


                                                             Value
                                                    Shares  (Note 2)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Drugs (continued)
           Cubist Pharmaceuticals, Inc.+#.......... 36,144 $   817,216
           Dendreon Corp.+#........................ 40,218     237,688
           Durect Corp., Inc.+#.................... 24,472     128,233
           DUSA Pharmaceuticals, Inc.+#............ 11,489     114,660
           First Horizon Pharmaceutical Corp.+#.... 18,752     330,410
           Hi-Tech Pharmacal Co., Inc.+#...........  3,487     133,238
           I-Flow Corp.+#.......................... 13,538     177,483
           Idenix Pharmaceuticals, Inc.+#..........  8,469     175,816
           ImmunoGen, Inc.+#....................... 27,845     153,983
           Isis Pharmaceuticals, Inc.+#............ 39,061     198,039
           K-V Pharmaceutical Co., Class A+#....... 24,378     482,684
           Mannatech, Inc.#........................ 10,703     139,567
           Medicis Pharmaceutical Corp., Class A#.. 36,845   1,175,724
           Nastech Pharmaceutical, Inc.+#.......... 13,996     200,143
           Natures Sunshine Products, Inc.#........  7,607     140,045
           NBTY, Inc.+............................. 37,772     741,087
           NeoPharm, Inc.+#........................ 11,672     110,184
           Neurogen Corp.+#........................ 15,428     114,784
           New River Pharmaceuticals, Inc.+#.......  4,117     194,528
           OSI Pharmaceuticals, Inc.+..............  1,002          46
           Pain Therapeutics, Inc.+#............... 18,964     137,110
           Par Pharmaceutical Cos., Inc.+#......... 23,216     617,778
           Penwest Pharmaceuticals Co.+#........... 14,752     250,046
           Perrigo Co.#............................ 57,025     826,863
           Pharmion Corp.+#........................ 16,660     289,384
           Rigel Pharmaceuticals, Inc.+#........... 16,012     350,983
           Salix Pharmaceuticals, Ltd.+#........... 30,682     594,310
           Star Scientific, Inc.+#................. 24,543      63,812
           SuperGen, Inc.+#........................ 34,749     194,594
           Tanox, Inc.+#........................... 16,615     275,975
           USANA Health Sciences, Inc.+#...........  6,991     276,005
           Xenoport, Inc.#.........................  3,390      43,019
           Zymogenetics, Inc.+..................... 20,656     331,529
                                                           -----------
                                                            13,749,005
                                                           -----------
         Electronic Instruments -- 0.04%
           LoJack Corp.+........................... 11,488     323,732
                                                           -----------
         Electronics/Electrical Equipment -- 4.11%
           Advanced Energy Industries, Inc.+#...... 18,877     252,197
           American Science & Engineering, Inc.+#..  5,553     374,605
           American Superconductor Corp.+#......... 21,689     176,765
           Analogic Corp.#.........................  9,307     446,364
           Artesyn Technologies, Inc.+#............ 25,457     254,061
           Avista Corp............................. 32,933     581,267
           Badger Meter, Inc.......................  3,813     149,241
           Bel Fuse, Inc., Class B.................  7,793     261,299
           Belden CDT, Inc.#....................... 31,988     747,240
           Benchmark Electronics, Inc.+#........... 28,300     867,395
           C&D Technologies, Inc.#................. 17,210     127,354
           C-COR.net Corp.+#....................... 32,410     183,765
           Checkpoint Systems, Inc.+#.............. 25,692     615,323
           China Energy Savings Technology, Inc.+#.    905       6,453
           Cogent, Inc.+#.......................... 16,246     383,730
           Coherent, Inc.+......................... 20,906     660,421
           Color Kinetics, Inc.+#..................  8,861     137,080
           Commscope, Inc.+........................ 37,027     759,424
           CTS Corp.#.............................. 24,957     300,233
           Cubic Corp.#............................ 10,559     186,789
           Cymer, Inc.+#........................... 24,632     941,435
           Daktronics, Inc.#....................... 10,181     275,905
           Dionex Corp.+#.......................... 13,778     650,735
           DSP Group, Inc.+#....................... 19,234     500,084
           Electro Scientific Industries, Inc.+#... 19,389     487,827
           Emcor Group, Inc.+...................... 10,425     737,569
           Encore Wire Corp.+#..................... 10,857     258,505
           Energy Conversion Devices, Inc.+#....... 13,702     402,154
           EnerSys+#............................... 31,236     451,673

                                                                  Value
                                                        Shares   (Note 2)

     ---------------------------------------------------------------------
     Electronics/Electrical Equipment (continued)
       ESCO Technologies, Inc.+........................  17,257 $  742,051
       Excel Technology, Inc.+#........................   8,185    196,767
       Fargo Electronics, Inc.+#.......................   8,580    163,964
       Faro Technologies, Inc.+#.......................   7,692    146,302
       FEI Co.+#.......................................  16,217    323,691
       FuelCell Energy, Inc.+#.........................  32,718    275,813
       General Cable Corp.+#...........................  26,848    487,291
       Global Imaging Systems, Inc.+#..................  15,936    580,389
       Graftech International, Ltd.+#..................  66,269    433,399
       Greatbatch, Inc.+#..............................  14,653    424,644
       Harmonic, Inc.+#................................  49,634    272,491
       Hypercom Corp.+.................................  35,710    221,402
       Identix, Inc.+#.................................  60,378    296,456
       InterDigital Communications Corp.+..............  36,289    706,910
       Intermagnetics General Corp.+...................  19,053    637,132
       International DisplayWorks, Inc.+#..............  21,378    122,710
       Ionatron, Inc.+#................................  16,389    172,084
       ITC Holdings Corp...............................   8,706    240,460
       Itron, Inc.+....................................  15,793    738,323
       Keithley Instruments, Inc.......................   8,676    139,597
       Kemet Corp.+#...................................  58,730    469,840
       LaBarge, Inc.+#.................................   6,842     91,135
       Lecroy Corp.+#..................................   8,379    136,745
       Littelfuse, Inc.+#..............................  15,216    394,703
       Magma Design Automation, Inc.+#.................  23,841    201,456
       Measurement Specialties, Inc.+#.................   8,023    199,612
       Medis Technologies, Ltd.+#......................  10,085    139,476
       Methode Electroni cs, Inc., Class A.............  24,696    258,073
       Metrologic Instruments, Inc.+...................   8,013    156,654
       Microtune, Inc.+#...............................  35,308    172,656
       MIPS Technologies, Inc., Class A+...............  28,818    170,314
       Molecular Devices Corp.+#.......................  11,491    308,533
       Multi-Fineline Electronix, Inc.+................   5,455    201,835
       Netlogic Microsystems, Inc.+#...................   7,111    185,313
       Newport Corp.+#.................................  25,024    345,331
       Optical Communication Products, Inc., Class A+#.  10,197     23,963
       OSI Systems, Inc.+#.............................  10,212    192,292
       Park Electrochemical Corp.#.....................  13,566    342,406
       Paxar Corp.+....................................  23,827    455,810
       Photon Dynamics, Inc.+#.........................  11,484    211,306
       Pixelworks, Inc.+#..............................  31,571    168,905
       PMC-Sierra, Inc.+#.............................. 122,474    963,870
       Polycom, Inc.+#.................................  66,549  1,092,069
       Powell Industries, Inc.+........................   4,588     87,998
       Power-One, Inc.+#...............................  50,638    314,968
       Rofin-Sinar Technologies, Inc.+#................  10,247    442,363
       Rogers Corp.+#..................................  11,160    427,428
       ScanSource, Inc.+#..............................   8,599    509,835
       Silicon Image, Inc.+#...........................  53,674    521,175
       Silicon Laboratories, Inc.+#....................  29,017  1,127,310
       Sonic Solutions+#...............................  16,485    253,869
       Spatialigh, Inc.+#..............................  19,709     81,398
       Standard Microsystems Corp.+....................  14,155    423,234
       Standex International Corp......................   8,388    232,683
       Superior Essex, Inc.+...........................  11,623    219,094
       Sypris Solutions, Inc.#.........................   6,055     66,908
       Taser International, Inc.+#.....................  41,491    253,095
       Technitrol, Inc.#...............................  27,478    486,361
       TRM Corp.+#.....................................   7,343     52,282
       TTM Technologies, Inc.+#........................  28,013    256,039
       Ultralife Batteries, Inc.+#.....................   9,787    127,427
       Universal Display Corp.+#.......................  15,958    185,911
       Universal Electronics, Inc.+#...................   9,198    159,493
       Varian, Inc.+#..................................  21,761    913,092
       Vicor Corp......................................  13,019    211,298
       Viisage Technology, Inc.+#......................  22,027    139,651
       Watts Water Technologies, Inc., Class A#........  16,980    490,552
       Wesco International, Inc.+#.....................  21,783    909,440

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   101
                                          - CONTINUED


                                                              Value
                                                     Shares  (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Electronics/Electrical Equipment (continued)
          Woodward Governor Co......................  6,680 $   545,556
          X-Rite, Inc.#............................. 14,358     158,943
                                                            -----------
                                                             35,978,469
                                                            -----------
        Fertilizers -- 0.11%
          Delta & Pine Land Co.#.................... 24,222     570,670
          Terra Industries, Inc.+#.................. 63,098     379,219
                                                            -----------
                                                                949,889
                                                            -----------
        Financial Services -- 2.37%
          Accredited Home Lenders Holding Co.+#..... 11,948     517,587
          Apollo Investment Corp.................... 42,294     802,317
          Archipelago Holdings, Inc.+#.............. 20,037   1,081,998
          Ares Capital Corp......................... 15,732     243,689
          Asset Acceptance Capital Corp.+#..........  6,066     123,807
          Asta Funding, Inc.#.......................  7,018     173,906
          Bankrate, Inc.+#..........................  6,438     207,625
          BKF Capital Group, Inc.#..................  4,616      95,320
          Calamos Asset Management, Inc., Class A... 15,617     423,221
          Capital Southwest Corp.#..................  1,875     173,831
          CBIZ, Inc,+#.............................. 41,292     258,488
          Charter Municipal Mtg. Acceptance Co.#.... 27,390     597,924
          Chittenden Corp.#......................... 31,507     937,963
          Cohen & Steers, Inc.#.....................  5,695     104,162
          Coinstar, Inc.+#.......................... 17,246     419,078
          Collegiate Funding Servies, LLC+#......... 10,010     152,753
          CompuCredit Corp.+#....................... 13,325     520,608
          Delta Financial Corp.#....................  7,336      58,615
          Doral Financial Corp.#.................... 58,476     590,608
          Encore Capital Group, Inc.+#..............  9,974     163,374
          eSpeed, Inc., Class A+#................... 14,215     121,823
          Federal Agricultural Mtg. Corp., Class C#.  7,442     207,408
          Financial Federal Corp.#.................. 11,828     478,088
          GAMCO Investors, Inc.#....................  4,847     219,569
          GFI Group, Inc.+#.........................  3,979     177,225
          Gladstone Investment Corp................. 11,244     157,304
          Greenhill & Co., Inc.#....................  8,124     445,926
          Harris & Harris Group, Inc.+#............. 11,712     155,887
          International Securities Exchange, Inc.+#.  7,669     227,002
          Investment Technology Group, Inc.+........ 26,918   1,046,841
          iPayment, Inc.+#..........................  8,330     333,367
          Jackson Hewitt Tax Service, Inc.#......... 25,548     614,174
          Knight Capital Group, Inc.+#.............. 72,920     737,950
          LaBranche & Co., Inc.+.................... 36,635     391,262
          MarketAxess Holdings, Inc.+#.............. 15,643     191,001
          Marlin Business Services, Inc.+#..........  4,371      99,265
          MCG Capital Corp.#........................ 33,899     481,027
          Metris Cos., Inc.+........................ 39,506     592,195
          Nasdaq Stock Market, Inc.+#............... 30,304   1,185,795
          National Financial Partners Corp.#........ 23,947   1,218,663
          NCO Group, Inc.+.......................... 21,788     375,625
          optionsXpress Holdings, Inc.#............. 13,999     343,115
          Piper Jaffray Cos.+....................... 13,945     554,174
          Portfolio Recovery Associates, Inc.+#..... 10,579     405,387
          QC Holdings, Inc.+#.......................  5,017      59,803
          Resource America, Inc.#................... 10,798     180,758
          Sanders Morris Haris Group, Inc.#.........  8,616     147,075
          Stifel Financial Corp.+#..................  5,711     213,820
          SWS Group, Inc............................ 10,428     215,025
          United PanAm Financial Corp.+.............  3,385      79,311
          Waddell & Reed Financial, Inc., Class A#.. 51,690   1,103,065
          World Acceptance Corp.+#.................. 12,896     355,156
                                                            -----------
                                                             20,760,960
                                                            -----------
        Foods -- 1.12%
          Alico, Inc.+#.............................  2,588     118,556
          American Italian Pasta Co., Class A#...... 12,517      77,480

                                                             Value
                                                    Shares  (Note 2)

          ------------------------------------------------------------
          Foods (continued)
            Andersons, Inc.........................  4,512 $   185,669
            Arden Group, Inc.......................    902      78,690
            Chiquita Brands International, Inc.#... 28,317     588,994
            Corn Products International, Inc....... 51,051   1,135,885
            Diamond Foods, Inc.#...................  4,071      66,561
            Flowers Foods, Inc.#................... 34,040     882,317
            Gold Kist, Inc.+....................... 34,970     556,722
            Hain Celestial Group, Inc.+#........... 19,833     442,871
            J&J Snack Foods Corp.#.................  4,251     258,206
            John B. Sanfilippo & Son, Inc.+#.......  5,351      73,362
            Lance, Inc.#........................... 20,253     371,440
            M & F Worldwide Corp.+.................  7,301     124,117
            Maui Land & Pineapple Co., Inc.+#......  2,313      80,007
            Performance Food Group Co.+#........... 31,890     905,676
            Premium Standard Farms, Inc.#..........  6,676     111,155
            Provide Commerce, Inc.+#...............  5,427     156,623
            Ralcorp Holdings, Inc.#................ 20,128     839,136
            Sanderson Farms, Inc.#................. 12,150     432,783
            Seaboard Corp.#........................    240     412,800
            Spartan Stores, Inc.+.................. 14,119     141,331
            Tejon Ranch Co.+#......................  5,901     244,006
            Tootsie Roll Industries, Inc.#......... 16,965     512,513
            United Natural Foods, Inc.+#........... 27,746     779,108
            Wild Oats Markets, Inc.+#.............. 19,406     234,425
                                                           -----------
                                                             9,810,433
                                                           -----------
          Freight -- 1.24%
            ABX Air, Inc.+#........................ 39,565     296,737
            Amerco, Inc.+#.........................  6,966     492,636
            Arkansas Best Corp.#................... 17,214     709,905
            Covenant Transport, Inc., Class A+#....  5,728      66,617
            Dynamex, Inc.+#........................  7,867     145,618
            EGL, Inc.+#............................ 26,486     983,690
            Forward Air Corp.#..................... 21,942     843,670
            Frozen Food Express Industries, Inc.+#. 10,177     117,646
            GATX Corp.#............................ 29,874   1,124,457
            Gulfmark Offshore, Inc.+#.............. 10,067     336,036
            Heartland Express, Inc.#............... 30,860     657,627
            Hub Group, Inc., Class A+#............. 13,232     536,558
            Interpool, Inc.........................  5,536     103,302
            Kirby Corp.+#.......................... 14,790     786,828
            Knight Transportation, Inc.#........... 25,877     832,463
            Marten Transport, Ltd.+................  6,734     179,730
            Navarre Corp.+#........................ 17,393     100,705
            Nuco2, Inc.+...........................  7,285     204,854
            Offshore Logistics, Inc.+#............. 15,831     485,220
            Old Dominion Freight Lines, Inc.+#..... 12,753     484,742
            P.A.M. Transportation Services, Inc.+#.  4,219      68,854
            SCS Transportation, Inc.+#............. 10,301     203,033
            Sirva, Inc.+#.......................... 15,931     123,306
            Universal Truckload Services, Inc.+#...  3,786      88,441
            US Xpress Enterprises, Inc., Class A+#.  6,833     103,862
            USA Truck, Inc.+.......................  4,247     115,094
            Werner Enterprises, Inc.#.............. 34,725     710,821
                                                           -----------
                                                            10,902,452
                                                           -----------
          Funeral Services -- 0.09%
            Alderwoods Group, Inc.+#............... 27,222     408,874
            Stewart Enterprises, Inc., Class A#.... 72,176     368,098
                                                           -----------
                                                               776,972
                                                           -----------
          Gas & Pipeline Utilities -- 0.02%
            Cascade Natural Gas Corp...............  7,713     156,497
                                                           -----------
          Hardware & Tools -- 0.13%
            Earle M Jorgensen Co.+................. 12,320     118,272
            Lincoln Electric Holdings, Inc.#....... 24,914   1,016,740
                                                           -----------
                                                             1,135,012
                                                           -----------

102 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


                                                                 Value
                                                        Shares  (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Healthcare -- 2.30%
        Alliance Imaging, Inc.+#.......................  9,361 $    52,047
        Allied Healthcare International, Inc.+#........ 20,637     123,822
        Amedisys, Inc.+#............................... 10,503     466,123
        America Service Group, Inc.+#..................  7,382     127,340
        American Dental Partners, Inc.+#...............  8,115     151,507
        American Healthways, Inc.+#.................... 22,519   1,000,069
        American Medical Systems Holdings, Inc.+....... 46,894     862,850
        Apria Healthcare Group, Inc.+.................. 33,294     814,371
        Bruker BioSciences Corp.+...................... 25,393     126,203
        Caliper Life Sciences, Inc.+#.................. 18,602     134,306
        Candela Corp.+................................. 15,334     220,810
        Corvel Corp.+#.................................  4,199      68,024
        Encore Medical Corp.+#......................... 27,370     144,514
        Genesis HealthCare Corp.+#..................... 13,458     565,909
        Gentiva Health Services, Inc.+................. 15,848     260,066
        HealthExtras, Inc.+#........................... 14,501     328,013
        Hooper Holmes, Inc............................. 44,304     129,368
        Horizon Health Corp.+#.........................  7,148     165,977
        Intuitive Surgical, Inc.+#..................... 23,592   2,635,698
        Invacare Corp.#................................ 20,709     707,419
        Inverness Medical Innovations, Inc.+#.......... 13,682     328,368
        Kindred Healthcare, Inc.+#..................... 19,334     536,132
        LHC Group, Inc.#...............................  3,256      53,431
        Magellan Health Services, Inc.+................ 18,291     534,463
        Matria Healthcare, Inc.+#...................... 13,930     472,645
        Medcath Corp.+#................................  4,973      96,675
        Mentor Corp.#.................................. 21,873   1,066,090
        Micro Therapeutics, Inc.+#.....................  7,267      45,201
        Molina Healthcare, Inc.+#......................  7,514     200,624
        National Healthcare Corp.#.....................  4,270     160,253
        OCA, Inc.+#.................................... 24,920       9,470
        Odyssey Healthcare, Inc.+#..................... 23,423     433,794
        Option Care, Inc.#............................. 14,703     184,229
        PainCare Holdings, Inc.+#...................... 29,347     108,877
        PolyMedica Corp.#.............................. 16,365     621,215
        Psychiatric Solutions, Inc.+#.................. 17,286     975,276
        Radiation Therapy Services, Inc.+#.............  7,512     285,005
        RehabCare Group, Inc.+......................... 11,370     220,123
        Res-Care, Inc.+#............................... 13,716     237,424
        Somanetics Corp.+#.............................  6,909     213,557
        Steris Corp.................................... 47,050   1,181,896
        Sybron Dental Specialties, Inc.+............... 27,222   1,190,690
        Symbion, Inc.+#................................ 11,762     315,104
        Thermogenesis Corp.+#.......................... 31,131     132,929
        Tiens Biotech Group USA, Inc.+#................  2,809      13,315
        U.S. Physical Therapy, Inc.+...................  8,070     159,705
        United Surgical Partners International, Inc.+#. 29,361   1,019,120
        VistaCare, Inc., Class A+......................  7,489     103,348
        Vital Signs, Inc.#.............................  3,733     178,176
        Vnus Medical Technologies, Inc.+#..............  3,500      28,840
                                                               -----------
                                                                20,190,411
                                                               -----------
      Heavy Duty Trucks/Parts -- 0.22%
        Bandag, Inc....................................  7,642     327,460
        Cascade Corp...................................  8,303     420,547
        Federal Signal Corp.#.......................... 32,856     536,867
        Titan International, Inc.#..................... 10,444     180,055
        Wabash National Corp.#......................... 21,130     419,430
                                                               -----------
                                                                 1,884,359
                                                               -----------
      Home Builders -- 0.25%
        Brookfield Homes Corp.#........................  9,951     491,878
        Comstock Homebuilding Cos., Inc.+#.............  3,474      53,395
        Levitt Corp., Class A#......................... 11,154     241,261
        M/I Schottenstein Homes, Inc.#.................  8,432     368,900
        Orleans Homebuilders, Inc.#....................  2,793      54,352
        Technical Olympic USA, Inc.#................... 10,746     222,765
        WCI Communities, Inc+#......................... 23,570     605,278
        William Lyon Homes, Inc.+#.....................  1,673     186,539
                                                               -----------
                                                                 2,224,368
                                                               -----------

                                                                   Value
                                                         Shares   (Note 2)

     ----------------------------------------------------------------------
     Hospital Management -- 0.31%
       Amsurg Corp.+#...................................  20,030 $  482,923
       Beverly Enterprises, Inc.+#......................  74,342    886,157
       Pediatrix Medical Group, Inc.+...................  15,549  1,314,823
                                                                 ----------
                                                                  2,683,903
                                                                 ----------
     Hospital Supplies -- 0.71%
       Aaon, Inc.+......................................   5,960    101,439
       Abiomed, Inc.+#..................................  12,910    112,833
       Align Technology, Inc.+#.........................  41,732    288,785
       Arrow International, Inc.#.......................  14,367    428,568
       ArthroCare Corp.+#...............................  16,460    629,595
       CONMED Corp.+#...................................  19,947    450,603
       Datascope Corp.#.................................   7,946    278,905
       Diagnostic Products Corp.#.......................  15,504    706,207
       ev3, Inc.#.......................................   6,569     87,039
       ICU Medical, Inc.+#..............................   9,388    337,780
       Kensey Nash Corp.+#..............................   6,347    145,283
       Meridian Bioscience, Inc.#.......................  12,532    233,972
       Merit Medical Systems, Inc.+#....................  18,052    231,066
       NuVasive, Inc.+#.................................  10,373    178,416
       Owens & Minor, Inc.#.............................  26,957    764,500
       PSS World Medical, Inc.+#........................  43,889    722,852
       SonoSite, Inc.+#.................................  10,463    392,990
       Young Innovations, Inc.#.........................   3,222    117,410
                                                                 ----------
                                                                  6,208,243
                                                                 ----------
     Household Products -- 0.67%
       Chattem, Inc.+#..................................  12,077    383,686
       CSS Industries, Inc.#............................   4,012    133,840
       Digital Theater Systems, Inc.+#..................  11,749    170,126
       Elizabeth Arden, Inc.+#..........................  17,273    328,878
       Intermediate Parfums, Inc.#......................   2,959     49,001
       Jacuzzi Brands, Inc.+#...........................  52,076    420,253
       Jarden Corp.+#...................................  36,739  1,199,528
       John H. Harland Co.#.............................  18,649    704,932
       Libbey, Inc.#....................................   9,401    111,496
       Lifetime Brands, Inc.#...........................   4,885    106,298
       National Presto Industries, Inc..................   3,212    143,095
       Parlux Fragrances, Inc.+#........................   4,234    121,855
       Playtex Products, Inc.+#.........................  27,457    384,398
       Prestige Brands Holdings, Inc.+#.................  19,012    228,524
       Revlon, Inc., Class A+...........................  98,515    246,288
       Russ Berrie and Co., Inc.#.......................   7,988     93,140
       Tupperware Corp.#................................  36,045    831,558
       Water Pik Technologies, Inc.+#...................   8,268    172,470
                                                                 ----------
                                                                  5,829,366
                                                                 ----------
     Human Resources -- 0.72%
       AMN Healthcare Services, Inc.+#..................   7,846    149,466
       CDI Corp.#.......................................   8,494    239,871
       Cross Country Healthcare, Inc.+..................  21,887    404,472
       Gevity HR, Inc.#.................................  18,782    532,094
       Heidrick & Struggles International, Inc.+#.......  13,245    437,747
       Hudson Highland Group, Inc.+#....................  16,307    411,752
       Kelly Services, Inc., Class A#...................  12,441    345,860
       Kenexa Corp.#....................................   3,897     65,898
       Kforce, Inc.+#...................................  21,825    270,848
       Korn/Ferry International+#.......................  23,190    399,332
       Labor Ready, Inc.+#..............................  36,150    798,192
       MPS Group, Inc.+.................................  70,387    884,765
       Resources Connection, Inc.+#.....................  32,310    938,282
       Spherion Corp.+#.................................  41,860    410,228
                                                                 ----------
                                                                  6,288,807
                                                                 ----------
     Information Processing - Computer Services -- 0.07%
       CMG Information Services, Inc.+#................. 327,509    566,591
                                                                 ----------
     Information Processing - Consumer Software -- 0.08%
       RealNetworks, Inc.+#.............................  78,203    676,456
                                                                 ----------

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   103
                                          - CONTINUED


                                                              Value
                                                    Shares   (Note 2)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Information Processing - Hardware -- 1.13%
           Advanced Digital Information Corp.+#....  43,338 $  455,049
           Avocent Corp.+#.........................  33,721    989,374
           Bell Microproducts, Inc.+#..............  19,670    169,162
           Dot Hill Systems Corp.+#................  29,742    196,892
           Electronics for Imaging, Inc.+#.........  36,745  1,026,288
           Gateway, Inc.+#......................... 175,192    532,584
           Hutchinson Technology, Inc.+#...........  17,152    490,376
           Imation Corp............................  22,839  1,004,002
           Komag, Inc.+#...........................  19,665    687,095
           Lexar Media, Inc.+#.....................  54,137    461,788
           Maxtor Corp.+#.......................... 171,930    698,036
           Mercury Computer Systems, Inc.+#........  14,219    284,096
           Mobility Electronics, Inc.+#............  18,220    204,793
           Palm, Inc.+#............................  28,368    805,084
           PAR Technology Corp.+#..................   2,738     87,890
           Quantum Corp.+#......................... 124,527    372,336
           Rackable Systems, Inc.#.................   4,242     78,350
           Radiant Systems, Inc.+#.................  15,570    202,877
           Rimage Corp.+...........................   6,435    184,363
           Silicon Storage Technology, Inc.+#......  59,640    328,616
           Stratasys, Inc.+#.......................   7,091    168,127
           Synaptics, Inc.+#.......................  14,910    401,228
           Virage Logic Corp.+#....................   9,250     97,032
                                                            ----------
                                                             9,925,438
                                                            ----------
         Information Processing - Services -- 4.41%
           3Com Corp.+#............................ 260,508    943,039
           3D Systems Corp.+#......................   8,250    146,768
           Adaptec, Inc.+#.........................  75,761    376,532
           Aeroflex, Inc.+#........................  50,662    555,762
           Agilysys, Inc.#.........................  20,654    393,459
           Anixter International, Inc.+#...........  21,671    794,025
           Ansoft Corp.+#..........................   4,388    152,220
           Anteon International Corp.+#............  18,790    805,527
           Applied Digital Solutions, Inc.+#.......  42,378    127,982
           aQuantive, Inc.+#.......................  38,465  1,034,324
           Arbinet Holdings, Inc.+#................   4,496     29,494
           Ariba, Inc.+#...........................  44,890    387,401
           AsiaInfo Holdings, Inc.+#...............  22,541     85,430
           Audible, Inc.+#.........................  16,361    211,057
           Autobytel, Inc.+........................  28,359    148,034
           Black Box Corp.#........................  11,434    534,082
           Blue Coat Sytems, Inc.+#................   7,125    322,691
           Brocade Communications Systems, Inc.+#.. 182,319    796,734
           Catapult Communications Corp.+#.........   6,657    112,570
           Ciber, Inc.+#...........................  36,114    222,101
           Click Commerce, Inc.+#..................   5,611    133,261
           CNET Networks, Inc.+#...................  87,875  1,317,246
           Cogent Communications Group, Inc.+#.....   4,828     26,168
           Covansys Corp.+.........................  20,921    307,539
           CSG Systems International, Inc.+#.......  34,193    820,632
           Cyberguard Corp.+.......................  14,358    136,114
           Digital Insight Corp.+#.................  23,676    784,149
           Digital River, Inc.+#...................  23,226    602,018
           Digitas, Inc.+#.........................  60,573    757,162
           Earthlink, Inc.+#.......................  86,816    993,175
           eCollege.com, Inc.+#....................  12,003    199,130
           Entrust, Inc.+#.........................  42,076    210,380
           Epicor Software Corp.+#.................  35,984    496,939
           Equinix, Inc.+#.........................  10,479    418,322
           Extreme Networks, Inc.+.................  82,741    407,086
           Factset Research Systems, Inc.#.........  23,304    902,331
           FileNET Corp.+..........................  27,797    748,851
           Forrester Research, Inc.+...............   8,795    163,939
           Gartner, Inc., Class A+#................  37,728    508,573
           GSI Commerce, Inc.+#....................  22,149    368,559
           Harris Interactive, Inc.+#..............  34,749    138,301
           iGate Corp.+#...........................  14,347     58,105

                                                               Value
                                                     Shares   (Note 2)

       -----------------------------------------------------------------
       Information Processing - Services (continued)
         Infospace, Inc.+...........................  22,542 $   594,207
         Intergraph Corp.+#.........................  19,163     920,207
         Internet Capital Group, Inc.+#.............  26,074     216,414
         Internet Security Systems, Inc.+#..........  26,580     607,619
         IPass, Inc.+#..............................  36,580     248,012
         iVillage, Inc.+............................  32,139     263,540
         j2 Global Communications, Inc.+#...........  16,103     768,596
         Jack Henry & Associates, Inc.#.............  49,263     942,894
         Jupitermedia Corp.+#.......................  13,754     225,153
         Kanbay International, Inc.+#...............  16,787     277,993
         Keynote Systems, Inc.+.....................  11,280     149,460
         Kronos, Inc.+#.............................  21,775   1,030,611
         Manhattan Associates, Inc.+................  19,905     426,166
         MatrixOne, Inc.+#..........................  35,012     176,460
         McDATA Corp., Class A+#.................... 105,342     383,445
         Mentor Graphics Corp.+.....................  53,052     475,346
         Merge Technologies, Inc.+..................  11,973     341,709
         Micros Systems, Inc.+#.....................  25,823   1,247,509
         MTS Systems Corp...........................  13,437     473,923
         Ness Technologies, Inc.+#..................  12,879     128,661
         Netratings, Inc.+#.........................   9,651     130,289
         NetScout Systems, Inc.+#...................  16,126      89,983
         NIC, Inc.+.................................  22,750     138,775
         Nutri/System, Inc.+#.......................  16,432     639,698
         Online Resources Corp.+#...................  14,346     168,135
         Opsware, Inc.+#............................  50,608     298,587
         Pegasystems, Inc.+.........................   8,978      65,629
         Perot Systems Corp., Class A+#.............  55,596     772,784
         Phase Forward, Inc.+#......................  15,005     161,004
         ProQuest Co.+#.............................  17,228     481,523
         RadiSys Corp.+.............................  13,545     247,874
         Redback Networks, Inc.+#...................  28,444     383,710
         Rightnow Technologies, Inc.+#..............   7,382     133,688
         Sapient Corp.+#............................  54,740     340,483
         Schawk, Inc., Class A#.....................   8,467     156,555
         Secure Computing Corp.+#...................  24,398     335,229
         SI International, Inc.+#...................   6,607     179,380
         Sohu.com, Inc.+............................  16,865     320,435
         SonicWALL, Inc.+#..........................  36,303     269,731
         Sykes Enterprises, Inc.+...................  17,485     241,293
         Syntel, Inc.#..............................   5,315     109,276
         Terremark Worldwide, Inc.+#................  20,340      70,783
         Trizetto Group, Inc.+#.....................  28,768     467,480
         Tyler Technologies, Inc.+#.................  23,972     209,755
         United Online, Inc.#.......................  41,601     586,990
         ValueClick, Inc.+#.........................  59,309   1,119,754
         VASCO Data Security International, Inc.+#..  16,258     183,390
         Vignette Corp.+#...........................  19,757     349,896
         webMethods, Inc.+#.........................  36,203     292,520
         Websense, Inc.+#...........................  16,228   1,054,009
         WebSideStory, Inc.+#.......................   6,101     109,818
                                                             -----------
                                                              38,683,593
                                                             -----------
       Information Processing - Software -- 3.37%
         Acxiom Corp................................  59,700   1,324,146
         Advent Software, Inc.+.....................  14,659     419,834
         Agile Software Corp.+#.....................  36,175     224,647
         Allscripts Heathcare Solutions, Inc.+#.....  22,799     305,507
         Altiris, Inc.+.............................  14,947     246,775
         American Reprographics Co.+................   9,068     195,053
         Amicas, Inc.+..............................  30,507     144,908
         Ansys, Inc.+...............................  21,483     902,716
         Aspen Technologies, Inc.+#.................  29,123     215,510
         Atari, Inc.+#..............................  36,597      46,112
         Blackbaud, Inc.#...........................   6,998     118,616
         Blackboard, Inc.+..........................  12,343     381,892
         Borland Software Corp.+#...................  54,021     327,907
         Bottomline Technologies, Inc.+.............  10,141     112,565

104 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


                                                                  Value
                                                        Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Information Processing - Software (continued)
        CCC Information Services Group, Inc.+..........   5,689 $  148,540
        Computer Programs & Systems, Inc.#.............   5,178    208,466
        Concur Technologies, Inc.+#....................  19,654    248,230
        Cybersource Corp.+#............................  18,181    136,539
        Dendrite International, Inc.+#.................  28,915    544,759
        Echelon Corp.+#................................  20,051    165,421
        Eclipsys Corp.+................................  25,990    466,001
        eFunds Corp.+..................................  30,756    633,266
        Emageon, Inc.+#................................   9,750    125,580
        EPIQ Systems, Inc.+#...........................   9,016    171,394
        eResearch Technology, Inc.+#...................  34,280    443,583
        FalconStor Software, Inc.+#....................  16,406    124,522
        HPL Technologies, Inc.+........................   1,684        480
        IDX Systems Corp.+#............................  16,969    741,036
        Infocrossing, Inc.+#...........................  13,750    100,238
        Informatica Corp.+#............................  58,968    662,800
        Infousa, Inc.+.................................  22,200    224,886
        InPhonic, Inc.+#...............................  11,219    132,496
        Integral Systems, Inc.#........................   7,045    152,524
        Inter-Tel, Inc.#...............................  14,545    297,154
        Intervideo, Inc.+#.............................   6,914     70,799
        InterVoice-Brite, Inc.+#.......................  25,712    222,409
        Interwoven, Inc.+#.............................  28,052    266,213
        JDA Software Group, Inc.+#.....................  19,739    296,085
        Keane, Inc.+#..................................  32,483    339,772
        Lawson Software, Inc.+#........................  42,140    319,843
        Lionbridge Technologies, Inc.+#................  28,926    188,019
        Majesco Entertainment Co.+#....................  10,986     15,161
        Mantech International Corp., Class A+..........  10,598    265,374
        MapInfo Corp.+.................................  14,018    201,439
        Micromuse, Inc.+#..............................  54,782    405,935
        Microstrategy, Inc., Class A+..................   9,367    691,940
        Motive, Inc.+#.................................  14,962     46,681
        MRO Software, Inc.+............................  13,573    206,853
        NDCHealth Corp.................................  24,481    461,222
        NetIQ Corp.+#..................................  36,784    439,569
        Nuance Communications, Inc.#...................  77,597    482,653
        Open Solutions, Inc.+#.........................  13,249    293,598
        Openwave Systems, Inc.+#.......................  46,747    776,468
        Packeteer, Inc.+#..............................  22,976    211,379
        Parametric Technology Corp.+#.................. 184,446  1,079,009
        PDF Solutions, Inc.+#..........................  12,523    195,860
        Per-Se Technologies, Inc.+#....................  15,280    349,606
        Phoenix Technologies, Ltd.+#...................  16,879    106,844
        Progress Software Corp.+#......................  25,278    782,101
        QAD, Inc.......................................   8,250     64,350
        Quality Systems, Inc.+#........................   5,101    413,793
        Quest Software, Inc.+#.........................  43,521    685,456
        Renaissance Learning, Inc.#....................   5,367    106,481
        RSA Security, Inc.+#...........................  48,353    628,589
        S1 Corp.+......................................  47,641    209,144
        Seachange International, Inc.+#................  17,238    132,560
        Serena Software, Inc.+#........................  18,964    444,516
        SPSS, Inc.+#...................................  12,090    349,159
        SSA Global Technologies, Inc.+.................   6,190    112,534
        Stellent, Inc.+................................  16,239    169,373
        SupportSoft, Inc.+.............................  29,189    116,756
        Synnex Corp.+..................................   5,866     91,803
        Talx Corp.#....................................  12,911    532,579
        THQ, Inc.+#....................................  42,138    957,375
        TIBCO Software, Inc.+#......................... 146,518  1,226,356
        Tradestation Group, Inc.+#.....................  13,557    161,464
        Transaction Systems Architects, Inc., Class A+.  25,591    744,698
        Ulticom, Inc.+#................................   8,760    100,915
        Ultimate Software Group, Inc.+#................  15,433    265,602
        Unica Corp.#...................................   3,253     36,076
        VeriFone Holdings, Inc.+#......................  16,874    386,415
        Verint Systems, Inc.+#.........................   8,885    334,343

                                                                  Value
                                                         Shares  (Note 2)

     ----------------------------------------------------------------------
     Information Processing - Software (continued)
       Verity, Inc.+#................................... 24,186 $   318,772
       WebEx Communications, Inc.+#..................... 22,451     534,558
       Wind River Systems, Inc.+#....................... 48,149     663,493
       Witness Systems, Inc.+#.......................... 18,319     367,296
                                                                -----------
                                                                 29,563,391
                                                                -----------
     Insurance -- 2.27%
       21st Century Insurance Group(1)#................. 21,855     373,721
       Affirmative Insurance Holdings, Inc.#............  5,771      77,909
       Alfa Corp.#...................................... 22,075     384,767
       American Physicians Capital, Inc.+...............  5,001     227,295
       Argonaut Group, Inc.+#........................... 18,935     602,133
       Baldwin & Lyons, Inc., Class B#..................  5,099     127,832
       Bristol West Holdings, Inc.#..................... 11,783     218,339
       Centene Corp.+#.................................. 28,398     681,836
       Ceres Group, Inc.+............................... 23,467     117,335
       Citizens, Inc., Class A+#........................ 21,402     113,859
       CNA Surety Corp.+................................ 10,604     156,621
       Crawford & Co., Class B#......................... 15,832      94,992
       Delphi Financial Group, Inc., Class A............ 18,922     896,524
       Direct General Corp.#............................ 10,837     185,204
       Donegal Group, Inc., Class A.....................  6,419     155,532
       EMC Insurance Group, Inc.........................  4,275      83,619
       Enstar Group, Inc.+#.............................  2,207     157,094
       FBL Financial Group, Inc., Class A...............  8,811     276,225
       First Acceptance Corp.+#......................... 11,532     117,165
       FPIC Insurance Group, Inc.+#.....................  6,900     261,372
       Great American Financial Resources, Inc.#........  5,746     115,667
       Harleysville Group, Inc..........................  8,997     245,708
       Hilb, Rogal & Hamilton Co.#...................... 21,767     848,478
       Horace Mann Educators Corp....................... 29,119     551,514
       Independence Holding Co..........................  3,145      56,579
       Infinity Property & Casualty Corp................ 14,048     519,074
       James River Group, Inc...........................  3,017      56,599
       Kansas City Life Insurance Co....................  2,493     125,847
       KMG America Corp.+............................... 14,357     125,624
       LandAmerica Financial Group, Inc.#............... 12,282     795,259
       Midland Co.#.....................................  7,290     275,562
       National Interstate Corp.+#......................  3,064      55,887
       National Western Life Insurance Co., Class A+#...  1,514     333,080
       Navigators Group, Inc.+#.........................  6,039     244,036
       Odyssey Re Holdings Corp.#.......................  8,013     205,453
       Ohio Casualty Corp.#............................. 42,527   1,258,799
       Phoenix Cos., Inc.#.............................. 64,510     877,336
       PMA Capital Corp., Class A+#..................... 21,616     191,950
       Presidential Life Corp.#......................... 13,917     268,459
       ProAssurance Corp.+.............................. 18,989     945,272
       Republic Cos. Group, Inc.#.......................  4,075      59,088
       RLI Corp......................................... 15,298     798,556
       Safety Insurance Group, Inc.#....................  7,901     316,909
       SeaBright Insurance Holdings, Inc.+..............  5,468      73,490
       Selective Insurance Group, Inc.#................. 19,257   1,077,814
       State Auto Financial Corp.#......................  9,507     327,326
       Tower Group, Inc................................. 11,373     229,735
       Triad Guaranty, Inc.+#...........................  6,062     262,848
       UICI#............................................ 23,936     852,600
       United Fire & Casualty Co.#...................... 11,550     527,835
       Universal American Financial Corp.+#............. 17,792     262,610
       USI Holdings Corp.+#............................. 30,783     430,962
       WellCare Health Plans, Inc.+#.................... 12,637     498,909
       Zenith National Insurance Corp................... 16,215     768,591
                                                                -----------
                                                                 19,892,830
                                                                -----------
     Insurance - Life -- 0.03%
       American Equity Investment Life Holding Company#. 22,304     262,295
                                                                -----------
     Investment Company -- 0.02%
       Technology Investment Capital Corp.#.............  9,046     138,223
                                                                -----------

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   105
                                          - CONTINUED


                                                                   Value
                                                         Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Leisure & Tourism -- 3.27%
       AFC Enterprises, Inc.+#..........................  13,492 $  165,412
       Alliance Gaming Corp.+#..........................  34,696    413,923
       Alloy, Inc.+#....................................  24,921    152,766
       Ambassadors Group, Inc...........................  11,441    287,055
       Ameristar Casinos, Inc.#.........................  16,605    391,712
       Arctic Cat, Inc.#................................   9,223    193,498
       Aztar Corp.+#....................................  23,645    740,325
       BJ's Restaurants, Inc.+#.........................   9,738    231,180
       Blockbuster, Inc., Class A#...................... 129,273    484,774
       Bluegreen Corp.+#................................  14,071    209,236
       Bob Evans Farms, Inc.#...........................  24,011    580,586
       Buffalo Wild Wings, Inc.+#.......................   4,697    132,549
       California Pizza Kitchen, Inc.+#.................  13,107    429,647
       Callaway Golf Co.#...............................  51,801    758,885
       Carmike Cinemas, Inc.#...........................   8,358    219,983
       CEC Entertainment, Inc.+.........................  23,855    854,009
       Churchill Downs, Inc.#...........................   5,276    199,855
       CKE Restaurants, Inc.#...........................  40,066    505,232
       Dave & Buster's, Inc.+#..........................   9,521    143,862
       Denny's Corp.+#..................................  61,576    300,491
       Dollar Thrifty Automotive Group, Inc.+#..........  17,072    640,200
       Dominos Pizza, Inc...............................  21,591    539,775
       Dover Downs Gaming & Entertainment, Inc.#........   6,492     81,539
       Dover Motorsports, Inc.#.........................  11,575     74,427
       Escalade, Inc.#..................................   5,343     67,589
       Gaylord Entertainment Co.+#......................  27,253  1,178,965
       Great Wolf Resorts, Inc.+#.......................  17,301    168,166
       Handleman Co.#...................................  14,812    203,369
       IHOP Corp.#......................................  13,606    650,367
       Isle of Capri Casinos, Inc.+#....................   9,590    260,081
       Jack in the Box, Inc.+...........................  24,789    832,910
       Jakks Pacific, Inc.+#............................  17,110    348,702
       K2, Inc.+#.......................................  32,292    328,087
       La Quinta Corp.+#@............................... 137,021  1,501,750
       Landry's Seafood Restaurants, Inc.#..............  11,140    301,337
       Life Time Fitness, Inc.+#........................  15,886    610,499
       Lodgian, Inc.+...................................  16,667    171,503
       Lone Star Steakhouse & Saloon, Inc.#.............  12,121    280,844
       Luby's, Inc.+#...................................  15,367    196,390
       Macrovision Corp.+#..............................  34,254    532,307
       Magna Entertainment Corp., Class A+#.............  25,440    192,581
       Marcus Corp......................................  13,771    334,084
       Marine Products Corp.#...........................   8,836     88,890
       McCormick + Schmicks Seafood Restaurants, Inc.+#.   5,147    122,190
       Midway Games, Inc.+#.............................  12,086    264,925
       Mikohn Gaming Corp.+#............................  16,586    166,026
       Monarch Casino & Resort, Inc.+#..................   6,278    134,286
       MTR Gaming Group, Inc.+..........................  15,932    118,853
       Multimedia Games, Inc.+#.........................  18,619    189,541
       Nautilus Group, Inc.#............................  22,604    400,091
       NetFlix, Inc.+#..................................  24,862    684,699
       O'Charley's, Inc.+...............................  15,037    218,187
       P.F. Chang's China Bistro, Inc.+#................  17,751    913,289
       Papa John's International, Inc.+#................   7,368    401,261
       Party City Corp.+#...............................   7,939    135,836
       Pinnacle Airlines Corp.+#........................  13,202     91,754
       Pinnacle Entertainment, Inc.+#...................  27,507    657,142
       Playboy Enterprises, Inc., Class B+#.............  13,897    199,144
       Rare Hospitality International, Inc.+#...........  23,289    745,947
       RC2 Corp.+#......................................  12,187    430,689
       Red Robin Gourmet Burgers, Inc.+#................   9,625    528,412
       Republic Airways Holdings, Inc.+.................  10,262    149,107
       Riviera Holdings Corp.+(1)#......................   5,765     80,595
       Ruby Tuesday, Inc.#..............................  43,765  1,064,365
       Ruth's Chris Steak House, Inc.#..................   8,826    156,044
       Six Flags, Inc.+#................................  63,219    471,614
       Speedway Motorsports, Inc.#......................  10,448    406,532
       Steak n Shake Co.+#..............................  18,862    325,369

                                                              Value
                                                     Shares  (Note 2)

         --------------------------------------------------------------
         Leisure & Tourism (continued)
           Steinway Musical Instruments, Inc.+(1)...  4,791 $   119,775
           Sunterra Corp.+#......................... 13,200     155,100
           Texas Roadhouse, Inc.+#.................. 28,591     431,724
           Tivo, Inc.+#............................. 38,698     208,195
           Trans World Entertainment Corp.+#........ 13,156      85,909
           Travelzoo, Inc.+#........................  2,372      51,496
           Triarc Cos., Inc., Class B#.............. 29,739     444,301
           Vail Resorts, Inc.+...................... 20,886     778,212
           WMS Industries, Inc.+#................... 14,461     359,067
                                                            -----------
                                                             28,669,019
                                                            -----------
         Machinery -- 3.18%
           Actuant Corp., Class A+#................. 18,167     963,759
           AGCO Corp.+#............................. 61,397   1,039,451
           Alamo Group, Inc.#.......................  4,181      88,219
           Albany International Corp., Class A#..... 19,335     737,244
           Applied Industrial Technologies, Inc.#... 20,404     651,908
           Astec Industries, Inc.+.................. 10,673     299,164
           Aviall, Inc.+............................ 22,720     697,504
           Baldor Electric Co.#..................... 22,529     578,770
           Brady Corp., Class A..................... 27,989   1,049,028
           Briggs & Stratton Corp.#................. 35,031   1,267,772
           Bucyrus International, Inc.#............. 13,801     647,267
           Carbo Ceramics, Inc.#.................... 13,241     780,954
           Clarcor, Inc............................. 34,982   1,037,916
           Cognex Corp.............................. 28,129     870,311
           Crane Co.#............................... 35,150   1,116,012
           EnPro Industries, Inc.+.................. 14,210     409,958
           Flowserve Corp.+#........................ 37,531   1,402,158
           Franklin Electric Co., Inc.#............. 15,087     641,197
           Gardner Denver, Inc.+#................... 17,047     831,894
           Gehl Co.+................................  7,994     206,085
           Global Power Equipment Group, Inc.+#..... 24,275     113,364
           Gorman-Rupp Co...........................  6,216     141,352
           Granite Construction, Inc.#.............. 23,509     872,654
           Hughes Supply, Inc....................... 45,100   1,747,174
           Insituform Technologies, Inc., Class A+#. 18,203     361,694
           Intevac Inc.+#........................... 13,830     169,971
           JLG Industries, Inc.#.................... 34,612   1,574,846
           Kadant, Inc.+............................  9,438     171,866
           Kennametal, Inc.......................... 25,773   1,412,103
           Layne Christensen Co.+#..................  6,461     143,240
           Lindsay Manufacturing Co.#...............  7,876     146,257
           Lufkin Industries, Inc.#.................  9,582     428,794
           Manitowoc Co., Inc....................... 20,427   1,023,393
           Middleby Corp.+#.........................  3,450     270,480
           NACCO Industries, Inc., Class A..........  3,523     412,543
           Nordson Corp............................. 16,918     673,675
           Precision Castparts Corp.................      2         102
           Presstek, Inc.+#......................... 19,851     183,225
           Regal-Beloit Corp.#...................... 16,624     586,661
           Robbins & Myers, Inc.#...................  7,894     167,353
           Sauer-Danfoss, Inc.......................  6,837     122,998
           Stewart & Stevenson Services, Inc........ 19,645     402,723
           Tecumseh Products Co., Class A#.......... 11,230     250,654
           Tennant Co...............................  5,350     251,022
           TurboChef Technologies, Inc.+#...........  8,686     114,134
           Wabtec Corp.............................. 31,808     821,601
                                                            -----------
                                                             27,880,450
                                                            -----------
         Manufacturing -- 0.06%
           Applied Films Corp.+..................... 10,123     202,764
           Greenbrier Companies, Inc.#..............  4,220     114,995
           Reddy Ice Holdings, Inc..................  6,919     149,589
           Zoltek Companies, Inc.+#.................  7,274      64,011
                                                            -----------
                                                                531,359
                                                            -----------

106 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


                                                              Value
                                                     Shares  (Note 2)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Medical - Biomedical/Gene -- 1.01%
            Aastrom Biosciences, Inc.+#............. 69,109 $  149,967
            Alexion Pharmaceuticals, Inc.+#......... 20,838    406,549
            Barrier Therapeutics, Inc.+#............  9,975     71,820
            Cell Genesys, Inc.+#.................... 30,828    179,419
            Coley Pharmaceutical Group, Inc.+.......  4,479     71,485
            Cotherix, Inc.+#........................  8,505    105,547
            Decode Genetics, Inc.+#................. 37,036    307,399
            Encysive Pharmaceuticals, Inc.+#........ 39,455    448,603
            Exelixis, Inc.+#........................ 56,365    455,429
            Genitope, Corp.+#....................... 16,186    128,517
            GTx, Inc.+#.............................  5,158     40,387
            Human Genome Sciences, Inc.+#........... 88,693    820,410
            ICOS Corp.+#............................ 43,351  1,235,070
            Keryx Biopharmaceuticals, Inc.+#........ 18,728    260,132
            Lifecell Corp.+#........................ 21,786    400,427
            Marshall Edwards, Inc.+#................  5,064     38,790
            Momenta Pharmaceuticals, Inc.+#.........  6,450    142,545
            Monogram Biosciences, Inc............... 82,579    147,816
            Myogen, Inc.+........................... 14,064    305,751
            Myriad Genetics, Inc.+#................. 20,893    401,355
            Progenics Pharmaceuticals, Inc.+#....... 13,575    359,330
            Regeneron Pharmaceuticals, Inc.+#....... 23,587    263,467
            Savient Pharmaceuticals, Inc.+#......... 41,267    154,339
            StemCells, Inc.+#....................... 42,442    178,256
            Stratagene Corp.+.......................  5,046     51,974
            Tercica, Inc.+#.........................  7,570     71,839
            Vertex Pharmaceuticals, Inc.+#.......... 64,311  1,639,931
                                                            ----------
                                                             8,836,554
                                                            ----------
          Medical Technology -- 2.84%
            Abaxis, Inc.+#.......................... 13,439    222,953
            Adeza Biomedical Corp.+.................  2,847     52,954
            Albany Molecular Research, Inc.+#....... 16,126    197,382
            Andrx Corp.+............................ 49,692    884,021
            AngioDynamics, Inc.+....................  1,577     32,502
            Animas Corp.+#..........................  8,327    141,809
            Applera Corp. - Celera Genomics Group+.. 50,068    621,844
            Arena Pharmaceuticals, Inc.+#........... 23,938    258,052
            Ariad Pharmaceuticals, Inc.+#........... 41,065    253,371
            Arqule, Inc.+#.......................... 21,416    148,413
            Aspect Medical Systems, Inc.+#.......... 11,040    415,877
            Bio-Rad Laboratories, Inc., Class A+#... 11,939    697,476
            Bio-Reference Labs, Inc.+#..............  6,881    124,821
            Biosite, Inc.+#......................... 11,471    676,560
            Cambrex Corp.#.......................... 17,922    323,492
            Cantel Medical Corp.+#..................  7,649    140,053
            Cepheid, Inc.+#......................... 28,829    316,831
            Connetics Corp.+#....................... 23,623    313,241
            Conor Medsystems, Inc.+#................  5,660    111,898
            CuraGen Corp.+#......................... 32,025    131,943
            Curis, Inc.+#........................... 32,524    127,169
            Cyberonics, Inc.+#...................... 14,448    407,578
            Dexcom, Inc.+#..........................  3,185     44,654
            Digene Corp.+#.......................... 10,171    278,889
            Diversa Corp.+#......................... 15,857     81,188
            DJ Orthopedics, Inc.+#.................. 14,733    459,080
            Enzo Biochem, Inc.+#.................... 18,653    254,427
            Enzon, Inc.+#........................... 29,780    202,206
            EPIX Pharmaceuticals, Inc.+#............ 15,791     77,850
            Foxhollow Technologies, Inc.+#..........  9,427    410,452
            Geron Corp.+#........................... 43,397    389,705
            Haemonetics Corp.+...................... 17,576    898,661
            HealthTronics Surgical Services, Inc.+#. 22,976    168,644
            Hologic, Inc.+#......................... 14,793  1,051,338
            II-VI, Inc.+#........................... 15,662    299,614
            Illumina, Inc.+#........................ 24,366    383,764
            Immucor Corp.+#......................... 30,851    764,179
            Incyte Genomics, Inc.+#................. 56,439    313,801

                                                            Value
                                                   Shares  (Note 2)

           ----------------------------------------------------------
           Medical Technology (continued)
             Integra LifeSciences Corp.+#......... 13,949 $   509,696
             InterMune, Inc.+#.................... 16,975     245,289
             Intralase Corp.+#....................  8,822     152,709
             IRIS International, Inc.+............ 11,146     274,972
             Kyphon, Inc.+#....................... 19,738     838,668
             Laserscope+#......................... 13,485     290,197
             LCA-Vision, Inc.#.................... 13,815     659,390
             Lexicon Genetics, Inc.+#............. 43,162     163,152
             Lifeline Systems, Inc.+#.............  8,317     295,503
             Luminex Corp.+#...................... 17,331     181,629
             Martek Biosciences Corp.+#........... 21,327     558,981
             Maxygen, Inc.+....................... 17,328     127,881
             Nanogen, Inc.+#...................... 32,437      91,472
             Nektar Therapeutics+#................ 57,691     970,363
             Neurometrix, Inc.+...................  3,881     120,660
             Northfield Laboratories, Inc.+#...... 15,944     204,402
             Noven Pharmaceuticals, Inc.+#........ 15,996     216,106
             OccuLogix, Inc.+#....................  8,043      61,690
             OraSure Technologies, Inc.+#......... 30,346     411,492
             Orchid Cellmark, Inc.+#.............. 16,611     111,626
             Palomar Medical Technologies, Inc.+#. 11,456     389,848
             Seattle Genetics, Inc.+#............. 17,958      89,251
             Serologicals Corp.+#................. 23,614     474,169
             Specialty Laboratories, Inc.+#.......  5,181      68,234
             Stereotaxis, Inc.+#..................  9,626      67,960
             SurModics, Inc.+#.................... 10,258     402,216
             Symmetry Medical, Inc.+#.............  5,655     103,882
             Telik, Inc.+#........................ 35,281     592,015
             Thoratec Corp.+#..................... 32,773     670,208
             TriPath Imaging, Inc.+#.............. 20,528     126,452
             Ventana Medical Systems, Inc.+#...... 21,151     814,525
             Viasys Healthcare, Inc.+............. 21,170     577,941
             Vital Images, Inc.+#.................  8,329     221,884
             West Pharmaceutical Services, Inc.#.. 21,111     527,142
             Wright Medical Group, Inc.+#......... 19,704     382,060
             Zoll Medical Corp.+..................  6,501     169,091
                                                          -----------
                                                           24,841,448
                                                          -----------
           Metals -- 2.21%
             AK Steel Holding Corp.+#............. 74,535     617,895
             AM Castle & Co.+#....................  7,123     147,090
             AMCOL International Corp.#........... 14,665     298,433
             Brush Engineered Materials, Inc.+.... 13,055     207,444
             Carpenter Technology Corp.#.......... 16,700   1,094,685
             Century Aluminum Co.+#............... 15,410     356,279
             Chaparral Steel Co.+#................ 15,400     385,000
             CIRCOR International, Inc.#.......... 10,617     276,573
             Cleveland-Cliffs, Inc.#.............. 14,852   1,415,247
             Commercial Metals Co.#............... 41,053   1,440,960
             Dynamic Materials Corp.#.............  3,876      94,264
             Gibraltar Industries, Inc.#.......... 16,356     359,668
             Hecla Mining Co.+#................... 80,391     284,584
             Lawson Products, Inc.................  3,108     117,327
             MascoTech, Inc.(2)(3)................  9,672           0
             Maverick Tube Corp.+#................ 29,120   1,108,016
             Metal Management, Inc.#.............. 14,750     371,258
             Metals USA, Inc.+#................... 13,772     302,984
             Mueller Industries, Inc.............. 24,849     672,662
             NN, Inc.............................. 11,482     114,131
             NS Group, Inc.+...................... 15,091     619,637
             Omerga Flex, Inc.+#..................  2,385      35,513
             Oregon Steel Mills, Inc.+#........... 24,056     657,932
             Quanex Corp.#........................ 17,030   1,053,306
             RBC Bearings, Inc.+#.................  5,797      90,491
             Reliance Steel & Aluminum Co......... 19,483   1,256,848
             Roanoke Electric Steel Corp.#........  7,544     175,700
             Royal Gold, Inc.#.................... 12,838     334,045
             RTI International Metals, Inc.+#..... 15,051     561,402

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   107
                                          - CONTINUED


                                                               Value
                                                     Shares   (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Metals (continued)
         Ryerson Tull, Inc.#........................  17,043 $   385,001
         Schnitzer Steel Industries, Inc., Class A#.  14,853     512,280
         Steel Dynamics, Inc.#......................  27,428     949,557
         Steel Technologies, Inc.#..................   7,580     200,794
         Sun Hydraulics, Inc.#......................   4,561      86,978
         Titanium Metals Corp.+#....................   7,664     483,982
         Tredegar Corp.#............................  19,460     243,250
         USEC, Inc..................................  58,467     643,137
         Valmont Industries, Inc.#..................  11,683     389,862
         Wheeling-Pittsburgh Corp.+#................   5,943      53,309
         Worthington Industries, Inc.#..............  47,021     954,056
                                                             -----------
                                                              19,351,580
                                                             -----------
       Mining -- 0.18%
         Charles & Colvard, Ltd.#...................   8,293     223,579
         Coeur d'Alene Mines Corp.+#................ 162,976     702,427
         Compass Minerals International, Inc.#......  13,665     329,053
         Stillwater Mining Co.+#....................  27,677     295,867
                                                             -----------
                                                               1,550,926
                                                             -----------
       Mobile Homes -- 0.30%
         Champion Enterprises, Inc.+#...............  51,390     743,613
         Coachmen Industries, Inc.#.................   9,638     116,909
         Fleetwood Enterprises, Inc.+#..............  37,730     430,499
         Monaco Coach Corp.#........................  17,700     262,491
         Palm Harbor Homes, Inc.+#..................   6,479     121,999
         Skyline Corp...............................   4,631     177,136
         Winnebago Industries, Inc.#................  22,665     761,771
                                                             -----------
                                                               2,614,418
                                                             -----------
       Multimedia -- 0.25%
         Entravision Communications Corp.+#.........  51,977     389,308
         Gemstar-TV Guide International, Inc.+...... 167,196     443,069
         Journal Communications, Inc., Class A#.....  18,964     256,204
         Martha Stewart Living, Inc., Class A+#.....  15,239     306,609
         Media General, Inc., Class A#..............  14,599     740,169
         WPT Enterprises, Inc.+#....................   3,907      26,724
                                                             -----------
                                                               2,162,083
                                                             -----------
       Oil & Gas -- 5.37%
         Alon USA Energy, Inc.#.....................   7,171     140,050
         Atlas America, Inc.+.......................   8,198     463,515
         ATP Oil & Gas Corp.+#......................  12,335     445,417
         Atwood Oceanics, Inc.+#....................   8,983     637,703
         Barrett Bill Corp.+#.......................   8,838     346,892
         Berry Petroleum Co., Class A#..............  11,640     664,062
         Bois d'Arc Energy, Inc.+#..................   9,146     144,141
         Brigham Exploration Co.+#..................  17,252     211,164
         Bronco Drilling Co., Inc...................   3,459      84,746
         Cabot Oil & Gas Corp., Class A.............  33,218   1,402,132
         Cal Dive International, Inc.+#.............  26,289   1,908,844
         Callon Petroleum Co.+......................   9,236     163,477
         Carrizo Oil & Gas, Inc.+#..................  13,547     343,146
         Cheniere Energy, Inc.+#....................  32,514   1,164,977
         Chesapeake Energy Corp.....................  13,380     235,488
         Cimarex Energy Co.+........................  55,191   2,147,482
         Clayton Williams Energy, Inc.+#............   3,820     145,427
         Comstock Resources, Inc.+#.................  27,647     847,933
         Crosstex Energy, Inc.#.....................   4,176     272,985
         Delta Petroleum Corp.+#....................  20,783     334,606
         DLB Oil and Gas, Inc.+(2)(3)...............   3,000           0
         Dril-Quip, Inc.+#..........................   4,786     244,086
         Edge Petroleum Corp.+#.....................  11,624     284,323
         Encore Acquisition Co.+#...................  33,476   1,039,095
         Endeavour International Corp.+.............  38,126     137,254
         Energy Partners, Ltd.+#....................  22,681     524,838
         Evergreen Solar, Inc.+#....................  26,820     322,108
         Frontier Oil Corp.#........................  37,209   1,402,035

                                                              Value
                                                    Shares   (Note 2)

         --------------------------------------------------------------
         Oil & Gas (continued)
           FX Energy, Inc.+#.......................  23,526 $   269,608
           Gasco Energy, Inc.+#....................  43,596     297,325
           Giant Industries, Inc.+#................   9,794     525,448
           Global Industries, Ltd.+#...............  56,220     666,207
           Goodrich Petroleum Corp.+#..............   6,948     159,040
           Grey Wolf, Inc.+#....................... 129,592     973,236
           Gulf Island Fabrication, Inc............   6,333     157,375
           Hanover Compressor Co.+#................  61,200     827,424
           Harvest Natural Resources, Inc.+#.......  25,557     234,613
           Holly Corp.#............................  14,865     904,089
           Hornbeck Offshore Services, Inc.+#......   9,722     318,493
           Houston Exploration Co.+#...............  19,464   1,063,902
           Hydril Co.+.............................  12,890     826,249
           Input/Output, Inc.+#....................  47,433     352,902
           KCS Energy, Inc.+#......................  33,825     884,524
           Laclede Group, Inc.#....................  14,336     429,507
           Lone Star Technologies, Inc.+#..........  20,266     993,034
           Markwest Hydrocarbon, Inc...............   3,826      83,789
           McMoRan Exploration Co.+#...............  14,013     253,635
           Meridian Resource Corp.+#...............  58,796     242,240
           New Jersey Resources Corp...............  18,628     791,876
           Oceaneering International, Inc.+#.......  17,627     898,977
           Oil States International, Inc.+#........  27,621     940,771
           Parallel Petroleum Corp.+#..............  23,103     379,120
           Parker Drilling Co.+....................  65,004     616,238
           Penn Virginia Corp.#....................  12,568     749,807
           Peoples Energy Corp.#...................  25,814     927,497
           Petrocorp, Inc.(2)(3)...................   2,364           0
           PetroHawk Energy Corp.+#................  34,271     456,147
           Petroleum Development Corp.+#...........  11,264     380,160
           PetroQuest Energy, Inc.+................  27,657     252,508
           Pioneer Drilling Co.+#..................  13,395     234,680
           Remington Oil & Gas Corp.+..............  15,845     530,174
           RPC, Inc.#..............................   9,974     331,137
           SEACOR Holdings, Inc.+#.................  12,225     823,354
           Spinnaker Exploration Co.+#.............  17,058   1,113,376
           St. Mary Land & Exploration Co.#........  38,865   1,384,371
           Stone Energy Corp.+#....................  16,254     721,678
           Superior Energy Services, Inc.+#........  52,745   1,148,259
           Superior Well Services, Inc.+...........   4,381      92,264
           Swift Energy Co.+#......................  19,238     888,603
           Syntroleum Corp.+#......................  26,516     213,984
           Tetra Technologies, Inc.+#..............  23,026     674,662
           Todco, Class A+#........................  32,160   1,336,891
           Toreador Resorces Corp.+#...............   9,660     220,151
           TransMontaigne, Inc.+...................  28,702     179,100
           Tri-Valley Corp.+#......................  15,106     151,664
           Universal Compression Holdings, Inc.+#..  12,071     487,427
           UNOVA, Inc.+#...........................  33,267     935,468
           Veritas DGC, Inc.+......................  22,984     751,577
           W&T Offshore, Inc.......................   8,600     251,550
           W-H Energy Services, Inc.+..............  18,980     632,603
           Warren Resources, Inc.+#................  14,669     230,157
           Whiting Petroleum Corp.+#...............  20,229     838,492
                                                            -----------
                                                             47,085,289
                                                            -----------
         Paper/Forest Products -- 0.68%
           Bowater, Inc.#..........................  37,971   1,179,000
           Buckeye Technologies, Inc.+.............  20,897     159,235
           Caraustar Industries, Inc.+#............  19,531     192,576
           Deltic Timber Corp......................   6,820     307,036
           Glatfelter#.............................  29,860     430,581
           Graphic Packaging Corp.+#...............  44,230     120,306
           Longview Fibre Co.......................  34,681     737,318
           Neenah Paper, Inc.#.....................  10,024     281,273
           Potlatch Corp...........................  19,673     950,993
           Rock-Tenn Co., Class A#.................  20,006     267,280
           Schweitzer-Mauduit International, Inc.#.  10,315     245,600

108 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


                                                               Value
                                                     Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Paper/Forest Products (continued)
           Universal Forest Products, Inc.#.........  10,816 $  621,487
           Wausau-Mosinee Paper Corp.#..............  28,852    341,031
           Xerium Technologies, Inc.#...............   9,100     80,808
                                                             ----------
                                                              5,914,524
                                                             ----------
         Pollution Control -- 0.69%
           Aleris International, Inc.+#.............  20,895    694,759
           American Ecology Corp.#..................   8,199    133,398
           Calgon Carbon Corp.#.....................  22,943    132,152
           Clean Harbors, Inc.+#....................  10,265    296,248
           Covanta Holding Corp.....................  73,083    953,002
           Darling International, Inc.+#............  43,397    147,116
           Duratek, Inc.+#..........................   9,481    155,583
           KFX, Inc.+#..............................  39,927    505,077
           Mine Safety Appliances Co.#..............  19,592    760,365
           Newpark Resources, Inc.+.................  57,168    419,041
           Tetra Tech, Inc.+........................  35,532    554,299
           Waste Connections, Inc.+.................  31,788  1,107,494
           Waste Industries USA, Inc.#..............   3,982     55,509
           Waste Services, Inc.+#...................  43,335    153,406
                                                             ----------
                                                              6,067,449
                                                             ----------
         Publishing -- 0.63%
           Banta Corp.#.............................  16,845    850,672
           Bowne & Co., Inc.#.......................  23,215    343,350
           Consolidated Graphics, Inc.+#............   7,661    392,167
           Courier Corp.#...........................   6,694    235,562
           Ennis , Inc.#............................  17,259    306,347
           Hollinger International, Inc., Class A#..  40,081    361,130
           Journal Register Co.#....................  28,331    442,814
           Primedia, Inc.+#......................... 100,078    202,158
           Readers Digest Assoc., Inc., Class A#....  67,615  1,050,061
           Scholastic Corp.+........................  22,349    743,551
           Standard Register Co.....................  11,632    172,386
           Thomas Nelson, Inc.#.....................   7,790    192,802
           Topps Co., Inc.#.........................  24,091    191,283
           Value Line, Inc..........................     915     36,874
                                                             ----------
                                                              5,521,157
                                                             ----------
         Railroads & Equipment -- 0.36%
           Florida East Coast Industries, Inc.#.....  21,997    973,587
           Genesee & Wyoming, Inc., Class A+........  15,803    531,297
           Kansas City Southern+#...................  55,619  1,388,806
           RailAmerica, Inc.+#......................  25,646    279,285
                                                             ----------
                                                              3,172,975
                                                             ----------
         Real Estate -- 0.33%
           Avatar Holdings, Inc.+#..................   3,933    223,434
           California Coastal Communities, Inc.+#...   5,325    209,166
           Consolidated-Tomoka Land Co..............   3,845    247,580
           Housevalues, Inc.+#......................   4,357     55,682
           Jones Lang LaSalle, Inc.+#...............  23,118  1,155,438
           Mercer International Inc.+#..............  19,457    149,235
           Tarragon Reality Investors, Inc.+#.......   7,184    142,746
           Trammell Crow Co.+#......................  23,694    612,727
           United Capital Corp.+#...................   1,971     48,250
           ZipRealty, Inc.+#........................   4,718     40,386
                                                             ----------
                                                              2,884,644
                                                             ----------
         Real Estate Investment Trusts -- 5.86%
           AAMES Investment Corp.#..................  27,984    167,904
           Acadia Realty Trust#.....................  18,843    385,905
           Affordable Residential Communities#......  17,651    157,447
           Agree Realty Corp........................   5,211    147,315
           Alexander's, Inc.+.......................   1,306    328,720
           Alexandria Real Estate Equities, Inc.#...  14,375  1,207,500
           American Campus Communities, Inc.#.......  11,281    283,943
           American Home Mortgage Investment Corp.#.  24,002    712,619

                                                               Value
                                                      Shares  (Note 2)

         --------------------------------------------------------------
         Real Estate Investment Trusts (continued)
           Amli Residential Properties#.............. 17,414 $  654,418
           Anthracite Capital, Inc................... 36,194    392,343
           Anworth Mtg. Asset Corp.#................. 32,169    255,422
           Arbor Realty Trust, Inc.#.................  8,707    234,915
           Ashford Hospitality Trust, Inc.#.......... 23,537    251,140
           Bedford Property Investors, Inc...........  9,967    229,241
           Bimini Mortgage Management, Inc.#......... 14,268    131,266
           BioMed Realty Trust, Inc.#................ 30,280    777,288
           Boykin Lodging Co.+....................... 11,905    142,860
           Brandywine Realty Trust#.................. 37,992  1,101,008
           Capital Automotive REIT#.................. 28,089  1,085,078
           Capital Lease Funding, Inc................ 16,428    161,487
           Capital Trust, Inc.#......................  8,139    249,460
           Cedar Shopping Centers, Inc.#............. 13,682    188,128
           Colonial Properties Trust#................ 26,830  1,178,642
           Columbia Equity Trust, Inc................  9,413    136,394
           Commercial Net Lease Realty............... 35,441    718,035
           Corporate Office Properties Trust#........ 19,681    710,090
           Correctional Properties Trust.............  7,467    214,751
           Cousins Properties, Inc.#................. 26,686    742,938
           Criimi MAE, Inc.+#........................ 10,584    209,246
           Deerfield Triarc Capital Corp............. 16,977    241,243
           DiamondRock Hospitality Co.#.............. 17,631    211,572
           Digital Realty Trust, Inc.#...............  7,675    172,534
           EastGroup Properties, Inc.#............... 14,925    673,565
           ECC Capital Corp.#........................ 38,709    116,127
           Education Realty Trust, Inc............... 14,826    185,177
           Entertainment Properties Trust#........... 17,377    743,388
           Equity Inns, Inc.#........................ 36,645    502,769
           Equity Lifestyle Properties, Inc.#........ 12,824    594,521
           Equity One, Inc........................... 25,102    596,424
           Extra Space Storage, Inc.#................ 25,374    386,700
           FelCor Lodging Trust, Inc.+............... 33,972    576,845
           Fieldstone Investment Corp.#.............. 33,159    371,381
           First Industrial Realty Trust, Inc.#...... 29,170  1,185,761
           First Potomac Realty Trust................ 11,172    308,906
           Getty Realty Corp.#....................... 11,897    319,672
           Glenborough Realty Trust, Inc.#........... 21,862    414,722
           Glimcher Realty Trust#.................... 24,305    624,152
           GMH Communities Trust#.................... 20,624    310,804
           Government Properties Trust, Inc.#........ 14,055    126,917
           Gramercy Capital Corp.#...................  9,296    217,991
           Heritage Property Investment Trust, Inc.#. 18,697    629,154
           Hersha Hospitality Trust#................. 13,779    127,042
           Highland Hospitality Corp.#............... 33,999    367,529
           Highwoods Properties, Inc.#............... 36,539  1,053,419
           Home Properties of New York, Inc.#........ 21,391    890,507
           HomeBanc Corp.#........................... 38,313    300,757
           IMPAC Mtg. Holdings, Inc.#................ 51,094    587,581
           Inland Real Estate Corp.#................. 45,647    679,227
           Innkeepers USA Trust...................... 29,043    506,510
           Investors Real Estate Trust#.............. 30,230    284,464
           JER Investors Trust, Inc..................  8,305    132,880
           Kilroy Realty Corp.#...................... 19,619  1,208,530
           Kite Realty Group Trust#.................. 13,001    203,206
           Lasalle Hotel Properties.................. 20,345    684,813
           Lexington Corporate Properties Trust#..... 35,173    748,833
           LTC Properties, Inc.#..................... 15,742    322,396
           Luminent Mtg. Capital, Inc.#.............. 27,537    220,296
           Maguire Properties, Inc.#................. 23,507    752,224
           Medical Properties Trust, Inc.............  8,711     79,619
           Meristar Hospitality Corp.+#.............. 59,380    581,330
           MFA Mtg. Investments, Inc.#............... 55,939    341,228
           Mid-America Apartment Communities, Inc.#.. 12,838    623,542
           MortgageIT Holdings, Inc.#................ 16,127    213,199
           National Health Investors, Inc............ 15,908    439,856
           National Health Realty, Inc...............  4,898     94,874
           Nationwide Health Properties, Inc.#....... 45,559  1,036,467

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   109
                                          - CONTINUED


                                                              Value
                                                     Shares  (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Real Estate Investment Trusts (continued)
          Newcastle Investment Corp.#............... 29,716 $   806,195
          NorthStar Realty Finance Corp............. 12,986     119,601
          Novastar Financial, Inc.#................. 17,905     501,161
          Omega Healthcare Investors, Inc.#......... 34,650     416,493
          One Liberty Properties, Inc...............  5,221      99,721
          Origen Financial, Inc..................... 11,675      79,040
          Parkway Properties, Inc...................  9,555     399,399
          Pennsylvania Real Estate Investment Trust. 24,770     914,756
          Post Properties, Inc.#.................... 27,069   1,095,212
          Prentiss Properties Trust................. 30,684   1,258,044
          PS Business Parks, Inc.................... 11,178     526,484
          RAIT Investment Trust#.................... 18,735     492,356
          Ramco-Gershenson Properties Trust#........  9,852     270,240
          Redwood Trust, Inc.#...................... 13,345     575,703
          Saul Centers, Inc.........................  7,423     276,655
          Saxon Capital, Inc.#...................... 33,871     406,452
          Senior Housing Properties Trust #......... 40,531     762,388
          Sizeler Property Investors, Inc.#......... 12,540     160,512
          Sovran Self Storage, Inc.................. 10,968     544,013
          Spirit Finance Corp.#..................... 45,918     528,057
          Strategic Hotel Capital, Inc.#............ 27,960     516,421
          Sun Communities, Inc...................... 11,006     336,784
          Sunstone Hotel Investors, Inc............. 18,027     456,083
          Tanger Factory Outlet Centers, Inc.#...... 18,748     515,383
          Taubman Centers, Inc.#.................... 34,419   1,205,353
          Town and Country Trust#................... 11,926     345,854
          Trustreet Properties, Inc.#............... 39,314     614,871
          U-Store-It Trust.......................... 19,423     412,156
          Universal Health Realty Income Trust......  7,986     264,656
          Urstadt Biddle Properties, Inc., Class A.. 14,293     233,405
          Washington Real Estate Investment Trust... 28,532     892,766
          Winston Hotels, Inc.#..................... 18,002     180,920
                                                            -----------
                                                             51,353,291
                                                            -----------
        Registered Investment Companies -- 0.04%
          Gladstone Capital Corp.#..................  7,672     179,985
          NGP Capital Resources Co.#................ 11,814     164,215
                                                            -----------
                                                                344,200
                                                            -----------
        Retail -- 4.10%
          99 Cents Only Stores+#.................... 28,883     278,143
          Aaron Rents, Inc., Class B#............... 26,465     549,678
          AC Moore Arts & Crafts, Inc.+#............  9,846     140,896
          Aeropostale, Inc.+........................ 37,675     936,977
          Allion Healthcare, Inc.#..................  2,719      41,818
          Big 5 Sporting Goods Corp.#............... 13,794     332,297
          Big Lots, Inc.+#.......................... 77,107     947,645
          Blue Nile, Inc.+#......................... 10,050     416,975
          Blyth, Inc.#.............................. 18,033     357,053
          Bombay Co., Inc.+#........................ 24,397      96,612
          Bon-Ton Stores, Inc.......................  4,360      80,529
          Build-A-Bear Workshop, Inc.+#.............  6,490     184,965
          Building Materials Holding Corp.#.........  9,448     777,854
          Burlington Coat Factory Warehouse Corp.... 11,272     446,822
          Cabela's, Inc.+#.......................... 20,924     364,078
          Casey's General Stores, Inc............... 34,067     784,222
          Cash America International, Inc.#......... 19,892     450,554
          Central Garden & Pet Co.+#................ 13,098     576,574
          Citi Trends, Inc.+#.......................  2,747      97,821
          Coldwater Creek, Inc.+#................... 24,143     758,090
          Conns, Inc.+#.............................  3,229     109,172
          Cost Plus, Inc.+#......................... 14,946     274,707
          Deb Shops, Inc............................  2,924      85,030
          Design Within Reach, Inc.+#...............  8,104      48,867
          Drugstore.Com, Inc.+...................... 46,362     142,331
          DSW, Inc.+#...............................  7,760     197,958
          First Cash Financial Services, Inc.+#.....  8,671     251,459
          Fossil, Inc.+#............................ 32,865     655,328

                                                            Value
                                                   Shares  (Note 2)

           ----------------------------------------------------------
           Retail (continued)
             Fred's, Inc., Class A#............... 27,033 $   449,018
             GameStop Corp.#...................... 37,053   1,246,463
             Golf Galaxy, Inc.#...................  3,091      48,591
             Great Atlantic & Pacific Tea Co.+#... 11,865     357,848
             Guitar Center, Inc.+................. 17,563     926,273
             Hibbett Sporting Goods, Inc.+#....... 24,240     726,230
             Homestore Common, Inc.+.............. 99,992     440,965
             IKON Office Solutions, Inc.#......... 78,396     788,664
             Ingles Markets, Inc., Class A#.......  7,577     127,597
             Insight Enterprises, Inc.+#.......... 32,856     684,390
             Jo-Ann Stores, Inc.+................. 15,624     198,737
             Jos. A. Bank Clothiers, Inc.+#.......  9,144     457,291
             Krispy Kreme Doughnuts, Inc.+........ 37,527     185,759
             Leapfrog Enterprises, Inc.+#......... 22,002     286,906
             Linens 'N Things, Inc.+.............. 30,728     786,944
             Longs Drug Stores Corp............... 20,872     889,773
             MarineMax, Inc.+#....................  9,123     239,570
             Movado Group, Inc.#.................. 12,441     229,536
             Movie Gallery, Inc.#................. 17,005      83,835
             MWI Veterinary Supply, Inc.+.........  3,248      75,776
             Myers Industries, Inc.#.............. 17,849     249,708
             Nash Finch Co.#......................  8,673     233,044
             New York & Co., Inc.+#...............  8,853     150,855
             Nu Skin Enterprises, Inc., Class A... 38,216     664,194
             Overstock.com, Inc.+#................  7,108     264,489
             Pacific Sunwear of California, Inc.+. 51,263   1,356,419
             Pantry, Inc.+........................ 11,546     474,541
             Pathmark Stores, Inc.+#.............. 34,003     365,872
             Petco Animal Supplies, Inc.+......... 39,123     830,581
             Pier 1 Imports, Inc.#................ 58,450     742,315
             Pozen, Inc.+#........................ 16,217     164,927
             Priceline.com, Inc.+................. 17,083     410,334
             Regis Corp.#......................... 30,548   1,220,393
             Restoration Hardware, Inc.+#......... 20,443     119,592
             Retail Ventures, Inc.+#.............. 11,313     144,467
             Ruddick Corp.#....................... 23,203     468,933
             Rush Enterprises, Inc.+.............. 14,028     214,769
             Ryans Restaurant Group, Inc.+#....... 28,507     338,948
             School Specialty, Inc.+.............. 15,478     570,210
             Select Comfort Corp.+#............... 24,503     587,337
             Sharper Image Corp.+#................  7,917      80,358
             ShopKo Stores, Inc.+................. 20,231     580,225
             Smart & Final, Inc.+.................  9,029     121,892
             Sports Authority, Inc.+#............. 17,568     552,865
             Sturm, Ruger & Co., Inc.#............ 14,398     101,506
             Syms Corp.#..........................  4,426      62,539
             Systemax, Inc.+#.....................  6,546      38,752
             Tractor Supply Co.+#................. 22,294   1,200,755
             Tuesday Morning Corp.#............... 17,542     478,721
             United Stationers, Inc.+............. 22,545   1,104,705
             Weis Markets, Inc.#..................  9,655     406,476
             West Marine, Inc.+#..................  9,255     122,906
             Wilsons The Leather Experts, Inc.+#.. 12,861      57,231
             Yankee Candle Co., Inc.#............. 30,828     781,490
             Zale Corp.+#@........................ 34,280     956,412
             Zumiez, Inc.+#.......................  2,120      83,888
                                                          -----------
                                                           35,917,270
                                                          -----------
           Retirement/Aged Care -- 0.14%
             American Retirement Corp.+#.......... 18,809     463,077
             Sunrise Senior Living, Inc.+#........ 22,477     750,732
                                                          -----------
                                                            1,213,809
                                                          -----------
           Savings & Loan -- 1.83%
             Anchor BanCorp Wisconsin, Inc.#...... 15,438     477,034
             Bank Mutual Corp.#................... 38,847     411,001
             BankAtlantic Bancorp, Inc., Class A#. 29,734     414,492
             Bankunited Financial Corp............ 17,582     448,165

110 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


                                                              Value
                                                    Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Savings & Loan (continued)
          Berkshire Hills Bancorp, Inc.#...........   5,232 $   170,511
          Beverly Hills Bancorp, Inc.#.............   9,321      91,066
          BFC Financial Corp.+.....................  16,377      92,858
          Brookline Bancorp, Inc.#.................  41,867     588,650
          Charter Financial Corp.#.................   2,662      93,330
          Clifton Savings Bancorp, Inc.#...........   9,121      93,855
          Coastal Financial Corp.#.................  10,860     145,850
          Commercial Capital Bancorp, Inc.#........  30,047     501,184
          CSF Holdings, Inc.+(2)(3)................   2,375           0
          Dime Community Bancshares................  18,085     267,839
          Fidelity Bankshares, Inc.#...............  15,231     475,055
          First Defiance Financial Corp.#..........   4,771     133,493
          First Financial Holdings, Inc............   8,387     256,139
          First Indiana Corp.#.....................   7,260     253,737
          First Niagara Financial Group, Inc.#.....  78,505   1,137,537
          First Place Financial Corp...............  10,174     242,752
          FirstFed Financial Corp.+#...............  11,225     587,516
          Flagstar Bancorp, Inc.#..................  23,501     354,160
          Flushing Financial Corp..................  13,052     219,274
          Franklin Bank Corp.+#....................  13,719     253,802
          Harbor Florida Bancshares, Inc.#.........  14,126     531,985
          Horizon Financial Corp.#.................   6,872     155,651
          Itla Capital Corp.+......................   3,907     204,922
          Kearny Financial Corp.#..................  14,816     187,422
          KNBT Bancorp, Inc........................  22,339     366,136
          MAF Bancorp, Inc.........................  21,923     933,262
          NASB Financial, Inc.#....................   2,081      78,870
          NewAlliance Bancshares, Inc.#............  77,513   1,158,044
          Northwest Bancorp, Inc.#.................  13,320     294,772
          OceanFirst Financial Corp................   6,096     146,914
          Ocwen Financial Corp.+#..................  23,349     197,066
          Partners Trust Financial Group, Inc......  33,892     406,704
          PennFed Financial Services, Inc.#........   6,187     119,038
          PFF Bancorp, Inc.#.......................  13,193     403,046
          Provident Financial Holdings, Inc........   3,343      91,899
          Provident Financial Services, Inc........  49,286     886,655
          Provident New York Bancorp...............  27,591     319,780
          Rockville Financial, Inc.+#..............   5,938      80,044
          Sound Federal Bancorp, Inc.#.............   7,567     149,297
          Sterling Financial Corp.+#...............  23,480     612,828
          TierOne Corp.............................  12,318     369,170
          United Community Financial Corp.#........  18,380     216,700
          United Financial Bancorp, Inc.#..........   5,443      63,955
          Westfield Financial, Inc.#...............   2,954      70,866
          WSFS Financial Corp......................   3,969     250,841
                                                            -----------
                                                             16,005,167
                                                            -----------
        Schools -- 0.53%
          Bright Horizons Family Solutions, Inc.+#.  18,385     650,461
          Corinthian Colleges, Inc.+#..............  61,773     748,071
          DeVry, Inc.+#............................  39,546     918,258
          Educate, Inc.+#..........................  12,433     136,141
          Learning Tree International, Inc.+#......   6,101      82,486
          Lincoln Educational Sevices+.............   2,857      40,284
          Shuffle Master, Inc.+#...................  24,130     675,881
          Strayer Education, Inc...................   9,942     992,212
          Universal Technical Institute, Inc.+#....  14,524     441,239
                                                            -----------
                                                              4,685,033
                                                            -----------
        Semiconductors -- 3.51%
          Actel Corp.+#............................  17,093     248,874
          ADE Corp.+#..............................   6,838     161,377
          Advanced Analogic Technologies, Inc.#....   7,579     104,439
          Amis Holdings, Inc.+#....................  29,841     297,515
          Amkor Technology, Inc.+#.................  68,035     421,817
          Applied Micro Circuits Corp.+#........... 209,184     552,246
          Asyst Technologies, Inc.+#...............  32,308     200,956
          Atmel Corp.+#............................ 285,443     956,234
          ATMI, Inc.+#.............................  25,223     721,630

                                                                     Value
                                                           Shares   (Note 2)

 -----------------------------------------------------------------------------
 Semiconductors (continued)
   August Technology Corp.+#..............................  12,208 $   131,480
   Axcelis Technologies, Inc.+#...........................  68,031     322,467
   Brooks Automation, Inc.+...............................  50,420     648,401
   Cirrus Logic, Inc.+#...................................  57,775     436,779
   Cohu, Inc.#............................................  14,697     391,969
   Conexant Systems, Inc.+#............................... 319,978     790,346
   Credence Systems Corp.+#...............................  60,688     492,180
   Cypress Semiconductor Corp.+#..........................  89,474   1,342,110
   Diodes, Inc.+#.........................................   6,599     266,402
   Emcore Corp.+#.........................................  25,144     154,384
   Emulex Corp.+#.........................................  56,429   1,124,630
   Entegris, Inc.+#.......................................  80,469     812,737
   Exar Corp.+............................................  23,880     295,157
   Fairchild Semiconductor International, Inc., Class A+#.  81,277   1,409,343
   FormFactor, Inc.+#.....................................  22,968     644,482
   Genesis Microchip, Inc.+#..............................  22,701     508,502
   Hittite Microwave Corp.#...............................   3,123      78,356
   Integrated Device Technology, Inc.+.................... 133,140   1,595,017
   Integrated Silicon Solution, Inc.+#....................  25,009     175,313
   IXYS Corp.+#...........................................  16,774     201,623
   Kopin Corp.+#..........................................  47,794     326,911
   Kulicke & Soffa Industries, Inc.+#.....................  35,155     297,060
   Laedis Technology, Inc.+#..............................  12,290      65,751
   Lattice Semiconductor Corp.+#..........................  77,142     377,224
   LTX Corp.+#............................................  41,663     184,984
   Mattson Technology, Inc.+#.............................  28,908     286,767
   Micrel, Inc.+#.........................................  42,187     509,619
   Microsemi Corp.+.......................................  41,852   1,161,393
   MKS Instruments, Inc.+#................................  22,153     418,027
   Monolithic Power Systems, Inc.+#.......................  11,681     155,474
   Omnivision Technologies, Inc.+#........................  38,621     683,592
   ON Semiconductor Corp.+#...............................  97,215     563,847
   Pericom Semiconductor Corp.+#..........................  17,915     140,633
   Photronics, Inc.+#.....................................  27,137     430,936
   PLX Technology, Inc.+#.................................  15,819     156,134
   Portalplayer, Inc.+#...................................  10,363     249,023
   Power Integrations, Inc.+#.............................  19,961     435,349
   Rambus, Inc.+#.........................................  67,562   1,134,366
   Rudolph Technologies, Inc.+#...........................   8,760     112,566
   Semitool, Inc.+#.......................................  11,289     107,471
   Semtech Corp.+#........................................  50,078     997,053
   Sigmatel, Inc.+#.......................................  24,235     352,862
   Sirf Technology Holdings, Inc.+#.......................  23,853     661,205
   Skyworks Solutions, Inc.+#............................. 106,954     576,482
   Supertex, Inc.+#.......................................   6,782     286,472
   Tessera Technologies, Inc.+#...........................  29,821     820,077
   TranSwitch Corp.+#.....................................  70,354     104,827
   Trident Microsystems, Inc.+#...........................  34,366     647,455
   Triquint Semiconductor, Inc.+#.........................  94,262     424,179
   Ultratech Stepper, Inc.+#..............................  16,241     266,840
   Varian Semiconductor Equipment Associates, Inc.+#......  24,997   1,100,368
   Veeco Instruments, Inc.+#..............................  17,881     316,673
   Vitesse Semiconductor Corp.+#.......................... 148,182     312,664
   Volterra Semiconductor Corp.+#.........................  10,345     130,554
   Zoran Corp.+...........................................  29,545     499,901
                                                                   -----------
                                                                    30,781,505
                                                                   -----------
 Telecommunications -- 3.09%
   Adtran, Inc.#..........................................  44,648   1,319,795
   Airspan Networks, Inc.+#...............................  25,938     152,515
   Alaska Communications Systems Holdings, Inc.#..........   8,808      88,168
   Anaren, Inc.+#.........................................  11,760     168,756
   Applied Signal Technology, Inc.#.......................   7,713     138,603
   Arris Group, Inc.+#....................................  70,545     685,697
   Atheros Communications, Inc.+#.........................  23,277     225,554
   Audiovox Corp., Class A+...............................  11,592     160,549
   Brightpoint, Inc.+#....................................  18,461     519,493
   Broadwing Corp.+#......................................  44,251     297,367

November 30, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   111
                                          - CONTINUED


                                                                Value
                                                      Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Telecommunications (continued)
         Centennial Communications Corp., Class A+#..  14,959 $   237,399
         Ciena Corp.+................................ 388,549   1,161,761
         Cincinnati Bell, Inc.+#..................... 166,868     650,785
         Comtech Telecommunications Corp.+#..........  14,704     641,094
         Consolidated Communications Holdings, Inc.#.  10,643     138,678
         CT Communications, Inc......................  12,903     158,965
         Digi International, Inc.+...................  15,328     197,425
         Ditech Communications Corp.+#...............  21,712     190,414
         Dobson Communications Corp., Class A+#......  76,156     561,270
         EndWave Corp.+#.............................   4,910      47,823
         Essex Corp.+#...............................  11,614     221,247
         Fairpoint Communications, Inc.#.............  18,429     220,227
         Finisar Corp.+#............................. 137,322     263,658
         Foundry Networks, Inc.+.....................  83,093   1,154,162
         General Communication, Inc.+................  37,637     382,016
         Glenayre Technologies, Inc.+#...............  45,442     142,688
         Globetel Communications Corp.+#.............  46,597     146,315
         Golden Telecom, Inc.#.......................  14,650     395,550
         Hungarian Telephone & Cable Corp.+#.........   2,626      43,198
         IDT Corp., Class B+#........................  39,517     482,107
         Intrado, Inc.+#.............................  11,985     270,621
         Iowa Telecommunications Services, Inc.#.....  15,277     257,417
         Ixia+#......................................  22,312     307,459
         JAMDAT Mobile, Inc.+#.......................   8,062     184,378
         Level 3 Communications, Inc.+#.............. 471,447   1,602,920
         MasTec, Inc.+...............................  18,410     181,707
         MRV Communications, Inc.+#..................  70,805     128,865
         Netgear, Inc.+#.............................  21,604     416,957
         NeuStar, Inc.#..............................  16,392     497,005
         North Pittsburgh Systems, Inc...............  10,188     199,481
         Novatel Wireless, Inc.+#....................  19,708     268,423
         Oplink Communications, Inc..................   9,967     135,751
         Plantronics, Inc.#..........................  33,312     920,077
         Powerwave Technologies, Inc.+#..............  74,163     931,487
         Preformed Line Products Co.#................   1,673      69,112
         Premiere Global Services, Inc.+#............  48,879     369,525
         Price Communications Corp.+#................  31,109     471,924
         RCN Corp.+#.................................  15,518     338,448
         RF Micro Devices, Inc.+#.................... 127,329     723,229
         SafeNet, Inc.+#.............................  16,697     593,578
         SBA Communcations Corp.+#...................  50,022     922,406
         Shenandoah Telecommunications Co.#..........   4,636     188,639
         Sonus Networks, Inc.+#...................... 168,513     692,588
         Spectralink Corp.#..........................  13,003     167,869
         SureWest Communications#....................   9,906     280,340
         Sycamore Networks, Inc.+#................... 119,831     487,712
         Symmetricom, Inc.+#.........................  31,312     274,293
         Syniverse Holdings, Inc.+...................  11,946     231,036
         Talk America Holdings, Inc.+................  20,266     194,554
         Tekelec+#...................................  38,370     498,810
         Telkonet, Inc.+#............................  24,117     112,144
         Terayon Communication Systems+#.............  52,194     108,042
         Time Warner Telecom, Inc., Class A+#........  34,051     320,079
         UbiquiTel, Inc.+............................  51,584     504,492
         USA Mobility, Inc.+#........................  18,230     497,679
         UTStarcom, Inc.+#...........................  67,996     563,687
         Valor Communications Group, Inc.#...........  19,932     241,974
         ViaSat, Inc.+#..............................  14,655     405,211
         Westell Technologies, Inc., Class A+#.......  36,655     173,378
         Zhone Technologies, Inc.+#..................  74,607     164,881
                                                              -----------
                                                               27,091,457
                                                              -----------
       Textile - Products -- 0.12%
         Angelica Corp.#.............................   6,231      86,175
         Dixie Group, Inc.+#.........................   7,277     101,878
         G&K Services, Inc., Class A#................  13,158     504,478
         Innovo Group, Inc.+#........................  17,250      21,562

                                                               Value
                                                     Shares   (Note 2)

        ----------------------------------------------------------------
        Textile - Products (continued)
          UniFirst Corp.#...........................   6,304 $   194,794
          Wellman, Inc.#............................  22,030     170,732
                                                             -----------
                                                               1,079,619
                                                             -----------
        Therapeutics -- 1.54%
          Abgenix, Inc.+#...........................  60,912     835,104
          Amylin Pharmaceuticals, Inc.+#............  74,540   2,788,541
          AtheroGenics, Inc.+#......................  25,599     383,729
          Bioenvision, Inc.+#.......................  27,453     150,442
          BioMarin Pharmaceutical, Inc.+#...........  49,733     484,399
          Cell Therapeutics, Inc.+#.................  43,841      92,066
          CV Therapeutics, Inc.+#...................  29,468     728,744
          Cypress Biosciences, Inc.+#...............  20,645     116,644
          Discovery Laboratories, Inc.+#............  36,342     244,218
          DOV Pharmaceutical, Inc.+#................  15,454     223,156
          Inspire Phamaceuticals, Inc.+#............  28,563     206,796
          Introgen Therapeutics, Inc.+#.............  13,462      83,195
          Ista Pharmaceuticals, Inc.+#..............   9,266      64,028
          Mannkind Corp.+#..........................  17,208     223,188
          Medarex, Inc.+#...........................  75,148     786,048
          Medicines Co.+#...........................  33,548     612,922
          MGI Pharma, Inc.+#........................  52,205   1,030,527
          Nabi Biopharmaceuticals+#.................  39,954     128,252
          Neurocrine Biosciences, Inc.+#............  24,879   1,480,798
          Nitromed, Inc.+#..........................  11,161     181,255
          NPS Pharmaceuticals, Inc.+#...............  26,352     305,420
          Nuvelo, Inc.+#............................  28,531     248,505
          Onyx Pharmaceuticals, Inc.+#..............  23,962     604,561
          Renovis, Inc.+#...........................  13,076     207,385
          Threshold Pharmaceuticals, Inc.+#.........   3,799      50,945
          Trimeris, Inc.+#..........................  12,042     131,740
          United Therapeutics Corp.+#...............  15,363   1,097,379
          ViaCell, Inc.+#...........................   5,359      32,476
                                                             -----------
                                                              13,522,463
                                                             -----------
        Tobacco -- 0.14%
          Alliance One International, Inc.#.........  58,797     179,919
          Universal Corp............................  17,397     702,491
          Vector Group, Ltd.#.......................  17,777     334,918
                                                             -----------
                                                               1,217,328
                                                             -----------
        Utilities - Communication -- 0.06%
          Commonwealth Telephone Enterprises, Inc.#.  14,381     498,445
                                                             -----------
        Utilities - Electric -- 1.32%
          Allete, Inc.#.............................  17,210     795,963
          Black Hills Corp.#........................  22,098     807,682
          Calpine Corp.+#........................... 385,644     196,678
          Central Vermont Public Service Corp.#.....   8,316     169,646
          CH Energy Group, Inc.#....................  10,702     499,783
          Cleco Corp................................  33,877     748,004
          Duquesne Light Holdings, Inc.#............  52,651     892,434
          El Paso Electric Co.+#....................  32,410     701,028
          Empire District Electric Co.#.............  17,528     355,994
          Headwaters, Inc.+#........................  28,081   1,000,526
          Idacorp, Inc..............................  28,651     818,273
          MGE Energy, Inc.#.........................  13,888     487,747
          NorthWestern Corp.#.......................  24,180     749,096
          Ormat Technologies, Inc.#.................   4,886     122,394
          Otter Tail Corp...........................  19,799     594,960
          Pike Electric Corp.+......................   9,164     165,777
          Plug Power, Inc.+#........................  34,297     175,944
          Sierra Pacific Resources+.................  79,829   1,076,095
          UIL Holdings Corp.#.......................   9,944     480,494
          UniSource Energy Corp.#...................  23,463     759,263
                                                             -----------
                                                              11,597,781
                                                             -----------

112 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)   November 30, 2005
                            - CONTINUED


                                                     Shares/
                                                    Principal      Value
                                                     Amount       (Note 2)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Utilities - Gas, Distribution -- 0.55%
     EnergySouth, Inc.#...........................        4,616 $    127,817
     Nicor, Inc.#.................................       29,968    1,201,717
     Northwest Natural Gas Co.#...................       18,707      642,772
     South Jersey Industries, Inc.................       18,981      545,704
     Southwest Gas Corp...........................       25,542      681,461
     WGL Holdings, Inc.#..........................       33,062    1,005,746
     World Fuel Services Corp.#...................       18,381      631,387
                                                                ------------
                                                                   4,836,604
                                                                ------------
   Utilities - Gas, Pipeline -- 0.10%
     Aquila, Inc.+#...............................      253,448      899,740
                                                                ------------
   Utilities - Miscellaneous -- 0.17%
     Casella Waste Systems, Inc., Class A+........       13,125      160,650
     Pacific Ethanol, Inc.+#......................        2,106       22,681
     Quantum Fuel Systems Technologies Worldwide,
      Inc.+#......................................       30,685       78,247
     Walter Industries, Inc.#.....................       24,611    1,239,164
                                                                ------------
                                                                   1,500,742
                                                                ------------
   Water Services -- 0.19%
     American States Water Co.#...................       11,388      348,473
     California Water Service Group...............       11,726      416,859
     Connecticut Water Service, Inc.#.............        5,478      138,210
     Middlesex Water Co.#.........................        7,728      147,218
     Pico Holdings, Inc.+.........................        5,802      195,876
     SJW Corp.....................................        5,192      264,792
     Southwest Water Co.#.........................       13,219      179,250
                                                                ------------
                                                                   1,690,678
                                                                ------------
   Total Common Stock
      (Cost $709,999,129).........................               823,888,411
                                                                ------------
   WARRANTS -- 0.00%
   Financial Services -- 0.00%
     Imperial Credit Industries, Inc.
      Expires 1/31/08 (Strike price $2.15)+(2)(3).          255            0
                                                                ------------
   Information Processing - Software -- 0.00%
     Microstrategy, Inc.
      Expires 6/24/07 (Strike price $40.00).......          491          118
                                                                ------------
   Total Warrants
      (Cost $0)...................................                       118
                                                                ------------
   CORPORATE BONDS -- 0.02%
   Metals -- 0.02%
     Mueller Industries, Inc.:
      6.00% due 11/01/14#......................... $    152,000      144,400
                                                                ------------
   Total Corporate Bonds
      (Cost $152,000).............................                   144,400
                                                                ------------
   Total Long-Term Investment Securities
      (Cost $710,151,129).........................               824,032,929
                                                                ------------
   SHORT-TERM INVESTMENTS SECURITIES -- 29.70%
   Collective Investment Pool -- 25.35%
     Securities Lending Quality Trust(4)            222,143,847  222,143,847
                                                                ------------

                                                           Principal       Value
                                                            Amount        (Note 2)

--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (continued)
Commercial Paper -- 4.11%
  Rabobank USA Financial Corp.:
   4.03% due 12/13/05@.................................. $10,000,000   $    9,986,567
  UBS Finance, Inc.:
   4.02% due 12/01/05@..................................  26,000,000       26,000,000
                                                                       --------------
                                                                           35,986,567
                                                                       --------------
Government Obligations -- 0.24%
  United States Treasury Bills:
   3.61% due 12/01/05@..................................      10,000           10,000
   3.68% due 12/01/05@..................................      50,000           50,000
   3.69% due 12/01/05@..................................      30,000           30,000
   3.70% due 12/01/05@..................................   1,417,000        1,417,000
   3.71% due 12/01/05@..................................      30,000           30,000
   3.72% due 12/01/05@..................................      40,000           40,000
   3.73% due 12/01/05@..................................      25,000           25,000
   3.74% due 12/01/05@..................................      70,000           70,000
   3.81% due 12/08/05@..................................      30,000           29,978
   3.82% due 12/08/05@..................................      25,000           24,981
   3.85% due 12/08/05@..................................      15,000           14,989
   3.85% due 12/22/05@..................................      65,000           64,854
   3.86% due 12/15/05@..................................      70,000           69,895
   3.86% due 12/22/05@..................................      45,000           44,899
   3.88% due 12/15/05@..................................      15,000           14,977
   3.89% due 12/15/05@..................................      30,000           29,955
   3.92% due 12/15/05@..................................      55,000           54,916
   3.96% due 12/15/05@..................................      80,000           79,877
                                                                       --------------
                                                                            2,101,321
                                                                       --------------
Total Short-Term Investments Securities
   (Cost $260,231,735)..................................                  260,231,735
                                                                       --------------
REPURCHASE AGREEMENT -- 1.48%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $13,004,329 and
   collateralized by Federal Home Loan Banks Notes,
   bearing interest at 4.13%, due 10/19/07 and having
   an approximate value of $13,397,236
   (Cost $13,003,000)@..................................  13,003,000       13,003,000
                                                                       --------------
TOTAL INVESTMENTS
   (Cost $983,385,864)(5)...............................      125.22%   1,097,267,664
Liabilities in excess of other assets...................      (25.22)%   (220,973,416)
                                                         -----------   --------------
NET ASSETS --                                                 100.00%  $  876,294,248
                                                         ===========   ==============

--------
+  Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#  The security or a portion thereof is out on loan (see Note 2).
(1)Security represents an investment in an affiliated company (see Note 3).
(2)Fair value security (see Note 2).
(3)Illiquid Security.
(4)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
---------------------------------------------------------------------------------------
                                                                           Unrealized
Number of                     Expiration    Value at      Value as of     Appreciation
Contracts    Description         Date      Trade Date  November 30, 2005 (Depreciation)
---------------------------------------------------------------------------------------
152 Long  Russell 2000 Index December 2005 $49,788,975    $51,535,600      $1,746,625
                                                                           ==========

See Notes to Financial Statements

November 30, 2005    SOCIAL AWARENESS FUND - PORTFOLIO PROFILE (Unaudited)     113

Industry Allocation*

                   Financial Services................  10.77%
                   Insurance.........................   9.11%
                   Oil & Gas.........................   7.10%
                   Banks.............................   6.59%
                   Collective Investment Pool........   5.45%
                   Household Products................   4.70%
                   Information Processing -- Software   4.50%
                   Drugs.............................   4.15%
                   Hospital Supplies.................   3.87%
                   Retail............................   3.63%
                   Information Processing -- Hardware   3.54%
                   Telecommunications................   3.53%
                   Beverages.........................   3.39%
                   Semiconductors....................   3.32%
                   Information Processing -- Services   3.31%
                   Freight...........................   2.82%
                   Leisure & Tourism.................   2.81%
                   Multimedia........................   2.62%
                   Medical Technology................   2.10%
                   Foods.............................   1.54%
                   Utilities -- Communication........   1.51%
                   Machinery.........................   1.38%
                   Broadcasting......................   1.30%
                   Building Materials................   1.23%
                   Medical -- Biomedical/Gene........   1.20%
                   Automotive........................   1.07%
                   Apparel & Products................   1.06%
                   Real Estate Investment Trusts.....   1.04%
                   Metals............................   0.94%
                   Publishing........................   0.94%
                   Utilities -- Electric.............   0.87%
                   Railroads & Equipment.............   0.83%
                   Commercial Services...............   0.79%
                   Electronics/Electrical Equipment..   0.71%
                   Repurchase Agreement..............   0.52%
                   Mining............................   0.40%
                   Chemical..........................   0.23%
                   Home Builders.....................   0.13%
                   Utilities -- Gas, Pipeline........   0.10%
                   Airlines..........................   0.09%
                   Government Obligations............   0.08%
                   Heavy Duty Trucks/Parts...........   0.06%
                                                      ------
                                                      105.33%
                                                      ======

*  Calculated as a percentage of net assets.

114 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2005


                                                                Value
                                                      Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 98.76%
       Airlines -- 0.09%
         Southwest Airlines Co.......................  20,740 $   342,210
                                                              -----------
       Apparel & Products -- 1.06%
         Chico's FAS, Inc.+..........................   7,600     335,236
         Nike, Inc., Class B.........................  43,980   3,751,494
                                                              -----------
                                                                4,086,730
                                                              -----------
       Automotive -- 1.07%
         Danaher Corp................................  66,590   3,695,745
         Lear Corp.#.................................  15,300     425,952
                                                              -----------
                                                                4,121,697
                                                              -----------
       Banks -- 6.59%
         Bank of America Corp........................ 221,686  10,173,171
         Bank of New York Co., Inc...................  87,420   2,832,408
         Fifth Third Bancorp.........................  52,250   2,104,107
         Northern Trust Corp.........................  46,390   2,444,289
         Wachovia Corp...............................   5,200     277,680
         Wells Fargo & Co............................ 120,140   7,550,799
                                                              -----------
                                                               25,382,454
                                                              -----------
       Beverages -- 3.39%
         Coca-Cola Co................................ 161,950   6,913,646
         Coca-Cola Enterprises, Inc..................  53,755   1,033,171
         PepsiCo, Inc................................  86,300   5,108,960
                                                              -----------
                                                               13,055,777
                                                              -----------
       Broadcasting -- 1.30%
         Clear Channel Communications, Inc...........  10,170     331,135
         Comcast Corp., Class A+..................... 114,190   3,014,616
         Univision Communications, Inc., Class A+#...  46,360   1,401,463
         XM Satellite Radio Holdings, Inc., Class A+.   8,630     252,514
                                                              -----------
                                                                4,999,728
                                                              -----------
       Building Materials -- 1.23%
         American Standard Cos., Inc.................  48,180   1,834,694
         Masco Corp..................................  97,370   2,898,705
                                                              -----------
                                                                4,733,399
                                                              -----------
       Chemical -- 0.23%
         Eastman Chemical Co.#.......................  15,730     870,341
                                                              -----------
       Commercial Services -- 0.79%
         Cendant Corp................................ 172,070   3,057,684
                                                              -----------
       Drugs -- 4.15%
         Abbott Laboratories......................... 139,020   5,242,444
         Barr Pharmaceuticals, Inc.+#................  15,230     873,441
         Caremark Rx, Inc.+..........................  47,180   2,424,580
         Forest Laboratories, Inc.+..................  11,520     450,086
         King Pharmaceuticals, Inc.+.................  38,540     606,234
         Kos Pharmaceuticals, Inc.+#.................   4,920     327,574
         Merck & Co., Inc............................ 206,260   6,064,044
                                                              -----------
                                                               15,988,403
                                                              -----------
       Electronics/Electrical Equipment -- 0.71%
         JDS Uniphase Corp.+#........................  87,230     224,181
         Molex, Inc.#................................  34,520     924,791
         Solectron Corp.+#...........................  99,080     355,697
         Xerox Corp.+................................  86,180   1,223,756
                                                              -----------
                                                                2,728,425
                                                              -----------
       Financial Services -- 10.25%
         American Express Co......................... 105,350   5,417,097
         Ameriprise Financial, Inc...................  21,070     885,993
         Capital One Financial Corp..................  57,110   4,743,557
         Citigroup, Inc.@............................ 260,615  12,652,858
         Fannie Mae..................................  50,780   2,439,979
         Freddie Mac.................................  87,620   5,471,869
         Goldman Sachs Group, Inc....................   1,230     158,621
         H & R Block, Inc.#..........................  58,670   1,433,895

                                                              Value
                                                    Shares   (Note 2)

         --------------------------------------------------------------
         Financial Services (continued)
           JPMorgan Chase & Co..................... 139,813 $ 5,347,847
           Merrill Lynch & Co., Inc................  14,180     941,836
                                                            -----------
                                                             39,493,552
                                                            -----------
         Foods -- 1.54%
           Archer-Daniels-Midland Co...............  73,900   1,741,823
           General Mills, Inc......................  88,300   4,196,899
                                                            -----------
                                                              5,938,722
                                                            -----------
         Freight -- 2.82%
           FedEx Corp..............................  39,260   3,832,561
           United Parcel Service, Inc., Class B....  90,271   7,032,111
                                                            -----------
                                                             10,864,672
                                                            -----------
         Heavy Duty Trucks/Parts -- 0.06%
           Navistar International Corp.+...........   8,340     236,606
                                                            -----------
         Home Builders -- 0.13%
           DR Horton, Inc.#........................  14,140     501,122
                                                            -----------
         Hospital Supplies -- 3.87%
           Cardinal Health, Inc....................  75,900   4,853,805
           Johnson & Johnson....................... 157,100   9,700,925
           St. Jude Medical, Inc.+.................   2,500     119,425
           Stryker Corp............................   5,440     235,552
                                                            -----------
                                                             14,909,707
                                                            -----------
         Household Products -- 4.70%
           Colgate-Palmolive Co....................  89,980   4,905,710
           Kimberly-Clark Corp.....................  78,340   4,620,493
           Procter & Gamble Co..................... 150,375   8,599,946
                                                            -----------
                                                             18,126,149
                                                            -----------
         Information Processing - Hardware -- 3.54%
           Apple Computer, Inc.+...................  18,670   1,266,199
           Dell, Inc.+............................. 172,140   5,191,742
           EMC Corp.+.............................. 123,350   1,718,266
           Hewlett-Packard Co...................... 183,840   5,454,533
           Seagate Technology, Inc.+(1)(4).........  22,401           0
                                                            -----------
                                                             13,630,740
                                                            -----------
         Information Processing - Services -- 3.31%
           Computer Sciences Corp.+................  25,950   1,303,468
           eBay, Inc.+.............................  52,510   2,352,973
           First Data Corp.........................  82,880   3,586,218
           Fiserv, Inc.+...........................  19,730     897,912
           Google, Inc.+...........................   2,340     947,677
           Symantec Corp.+.........................  93,419   1,650,714
           Yahoo!, Inc.+...........................  50,250   2,021,557
                                                            -----------
                                                             12,760,519
                                                            -----------
         Information Processing - Software -- 4.50%
           Microsoft Corp.......................... 459,345  12,728,450
           Oracle Corp.+........................... 365,410   4,593,204
                                                            -----------
                                                             17,321,654
                                                            -----------
         Insurance -- 9.11%
           Aetna, Inc..............................  31,710   2,932,858
           AFLAC, Inc..............................   8,565     411,120
           American International Group, Inc.(3)...  42,160   2,830,622
           Chubb Corp..............................  47,660   4,615,395
           Hartford Financial Services Group, Inc..  15,370   1,342,877
           Lincoln National Corp...................  38,730   2,013,185
           MetLife, Inc............................  77,580   3,990,715
           Progressive Corp........................  39,270   4,829,817
           St. Paul Travelers Cos., Inc............ 107,530   5,003,371
           UnitedHealth Group, Inc.................  94,160   5,636,418
           XL Capital, Ltd., Class A#..............  22,620   1,501,516
                                                            -----------
                                                             35,107,894
                                                            -----------

November 30, 2005 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)  115
                                          - CONTINUED


                                                                 Value
                                                       Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Leisure & Tourism -- 2.81%
       Carnival Corp.#................................  15,540 $   846,775
       Harley-Davidson, Inc...........................  52,250   2,814,185
       McDonald's Corp................................ 156,860   5,309,711
       Yum! Brands, Inc...............................  38,290   1,868,169
                                                               -----------
                                                                10,838,840
                                                               -----------
     Machinery -- 1.38%
       Caterpillar, Inc...............................  10,380     599,756
       Illinois Tool Works, Inc.......................  53,258   4,701,084
                                                               -----------
                                                                 5,300,840
                                                               -----------
     Medical - Biomedical/Gene -- 1.20%
       Amgen, Inc.+...................................  54,230   4,388,834
       Genentech, Inc.+...............................   2,330     222,794
                                                               -----------
                                                                 4,611,628
                                                               -----------
     Medical Technology -- 2.10%
       Boston Scientific Corp.+....................... 104,590   2,769,543
       Guidant Corp...................................  48,420   2,986,546
       Zimmer Holdings, Inc.+.........................  37,060   2,322,550
                                                               -----------
                                                                 8,078,639
                                                               -----------
     Metals -- 0.94%
       Freeport-McMoRan Copper & Gold, Inc., Class B#.  69,770   3,635,715
                                                               -----------
     Mining -- 0.40%
       Southern Copper Corp.#.........................  24,120   1,534,273
                                                               -----------
     Multimedia -- 2.62%
       News Corp., Class A............................  96,470   1,428,721
       Time Warner, Inc............................... 169,290   3,043,834
       Walt Disney Co................................. 225,190   5,613,987
                                                               -----------
                                                                10,086,542
                                                               -----------
     Oil & Gas -- 7.10%
       Apache Corp....................................  21,310   1,391,117
       BJ Services Co.................................  10,990     402,783
       Burlington Resources, Inc......................  63,880   4,615,330
       Chesapeake Energy Corp.........................  10,010     289,789
       Denbury Resources, Inc.+#......................  31,580     714,971
       EOG Resources, Inc.............................  17,530   1,257,777
       Equitable Resources, Inc.#.....................  27,540   1,029,721
       Grant Prideco, Inc.+#..........................  23,440     899,862
       Kinder Morgan, Inc.#...........................  24,060   2,179,836
       Murphy Oil Corp................................  29,570   1,462,532
       Noble Corp.....................................  39,280   2,830,910
       Noble Energy, Inc..............................   6,940     259,348
       Pioneer Natural Resources Co.#.................   3,760     191,497
       Plains Exploration & Production Co.+#..........   7,930     336,232
       Pogo Producing Co.#............................  15,970     782,530
       Schlumberger, Ltd..............................  61,520   5,889,310
       Vintage Petroleum, Inc.#.......................  28,630   1,499,639
       XTO Energy, Inc................................  32,420   1,319,170
                                                               -----------
                                                                27,352,354
                                                               -----------
     Publishing -- 0.94%
       Tribune Co..................................... 112,860   3,608,134
                                                               -----------
     Railroads & Equipment -- 0.83%
       CSX Corp.......................................  65,710   3,196,134
                                                               -----------
     Real Estate Investment Trusts -- 1.04%
       Equity Office Properties Trust#................ 129,000   4,022,220
                                                               -----------
     Retail -- 3.63%
       Best Buy Co., Inc..............................  12,552     605,508
       Costco Wholesale Corp.#........................  28,860   1,442,423
       Dollar General Corp............................  17,940     339,245
       Federated Department Stores, Inc...............  17,050   1,098,532
       Gap, Inc....................................... 125,030   2,173,021
       Kroger Co.+.................................... 119,700   2,329,362

                                                             Shares/
                                                            Principal      Value
                                                             Amount       (Note 2)

-------------------------------------------------------------------------------------
Retail (continued)
  Safeway, Inc...........................................       7,350   $    170,888
  Staples, Inc...........................................      25,450        587,895
  Target Corp............................................      98,030      5,245,585
                                                                        ------------
                                                                          13,992,459
                                                                        ------------
Semiconductors -- 3.32%
  Analog Devices, Inc....................................      41,730      1,582,401
  Broadcom Corp., Class A+...............................      25,540      1,188,632
  Intel Corp.............................................     358,880      9,574,918
  KLA-Tencor Corp........................................       9,130        467,365
                                                                        ------------
                                                                          12,813,316
                                                                        ------------
Telecommunications -- 3.53%
  Avaya, Inc.+#..........................................      17,230        205,382
  BellSouth Corp.........................................     120,670      3,289,464
  Cisco Systems, Inc.+...................................     263,020      4,613,371
  QUALCOMM, Inc..........................................     115,850      5,267,699
  Qwest Communications International, Inc.+#.............      41,180        215,783
                                                                        ------------
                                                                          13,591,699
                                                                        ------------
Utilities - Communication -- 1.51%
  AT&T, Inc..............................................     234,019      5,829,413
                                                                        ------------
Utilities - Electric -- 0.87%
  AES Corp.+.............................................      45,440        716,589
  Allegheny Energy, Inc.+................................       8,940        248,800
  DPL, Inc...............................................       4,610        117,786
  Dynegy, Inc., Class A+#................................      30,720        147,149
  Energy East Corp.#.....................................      17,960        421,162
  NRG Energy, Inc.+#.....................................      30,400      1,327,568
  Reliant Resources, Inc.+...............................      40,540        371,346
                                                                        ------------
                                                                           3,350,400
                                                                        ------------
Utilities - Gas, Pipeline -- 0.10%
  National Fuel Gas Co...................................      12,370        398,933
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $358,921,243)...................................                380,499,724
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 6.05%
Collective Investment Pool -- 5.45%
  Securities Lending Quality Trust(2)....................  21,000,928     21,000,928
                                                                        ------------
Commercial Paper -- 0.52%
  UBS Finance, Inc.:
   4.02% due 12/01/05@................................... $ 2,000,000      2,000,000
                                                                        ------------
Government Obligations -- 0.08%
  United States Treasury Bills:
   3.84% due 12/08/05@...................................     320,000        319,762
                                                                        ------------
Total Short-Term Investment Securities
   (Cost $23,320,690)....................................                 23,320,690
                                                                        ------------
REPURCHASE AGREEMENT -- 0.52%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $1,191,204 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 4.13%, due 10/19/07 and having an
   approximate value of $2,053,083
   (Cost $1,991,000)@....................................   1,991,000      1,991,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $384,232,933)(5)................................      105.33%   405,811,414
Liabilities in excess of other assets....................       (5.33)%  (20,551,969)
                                                          -----------   ------------
NET ASSETS --                                                  100.00%  $385,259,445
                                                          ===========   ============

116 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)  November 30, 2005
                            - CONTINUED

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 2).
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Fair valued security (see Note 2)
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)Security represents an investment in an affiliated company (see Note 3).
(4)Illiquid security
(5)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
---------------------------------------------------------------------------------
Number of                  Expiration    Value at     Value as of     Unrealized
Contracts   Description       Date      Trade Date November 30, 2005 Depreciation
---------------------------------------------------------------------------------
 16 Long  S & P 500 Index December 2005 $4,970,900    $5,004,400       $33,500
                                                                       =======

See Notes to Financial Statements

November 30, 2005      STOCK INDEX FUND - PORTFOLIO PROFILE (Unaudited)        117

Industry Allocation*

                   Oil & Gas.........................   9.08%
                   Financial Services................   9.04%
                   Banks.............................   6.30%
                   Insurance.........................   6.29%
                   Retail............................   5.59%
                   Conglomerates.....................   4.73%
                   Drugs.............................   4.60%
                   Telecommunications................   4.30%
                   Information Processing -- Hardware   3.67%
                   Information Processing -- Software   3.59%
                   Semiconductors....................   3.27%
                   Utilities -- Electric.............   3.10%
                   Hospital Supplies.................   3.03%
                   Collective Investment Pool........   2.76%
                   Household Products................   2.61%
                   Multimedia........................   2.29%
                   Aerospace/Defense.................   2.16%
                   Beverages.........................   2.15%
                   Leisure & Tourism.................   1.90%
                   Information Processing -- Services   1.78%
                   Chemical..........................   1.52%
                   Utilities -- Communication........   1.50%
                   Electronics/Electrical Equipment..   1.48%
                   Tobacco...........................   1.45%
                   Medical -- Biomedical/Gene........   1.25%
                   Foods.............................   1.21%
                   Machinery.........................   1.06%
                   Freight...........................   1.04%
                   Medical Technology................   0.86%
                   Broadcasting......................   0.72%
                   Paper/Forest Products.............   0.71%
                   Real Estate Investment Trusts.....   0.69%
                   Railroads & Equipment.............   0.64%
                   Commercial Services...............   0.59%
                   Savings & Loan....................   0.58%
                   Metals............................   0.57%
                   Automotive........................   0.54%
                   Apparel & Products................   0.48%
                   Healthcare........................   0.45%
                   Home Builders.....................   0.36%
                   Building Materials................   0.28%
                   Hospital Management...............   0.27%
                   Publishing........................   0.23%
                   Therapeutics......................   0.20%
                   Mining............................   0.18%
                   Advertising.......................   0.17%
                   Utilities -- Gas, Distribution....   0.17%
                   Pollution Control.................   0.16%
                   Repurchase Agreement..............   0.15%
                   Heavy Duty Trucks/Parts...........   0.13%
                   Hardware & Tools..................   0.11%
                   Utilities -- Gas, Pipeline........   0.11%
                   Airlines..........................   0.10%
                   Appliances/Furnishings............   0.10%
                   Schools...........................   0.09%
                   Human Resources...................   0.06%
                   Photography.......................   0.06%
                   United States Treasury Bills......   0.05%
                                                      ------
                                                      102.56%
                                                      ======

*  Calculated as a percentage of net assets.

118   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)     November 30, 2005


                                                            Value
                                                Shares     (Note 2)
          -----------------------------------------------------------
          COMMON STOCK -- 99.07%
          Advertising -- 0.17%
            Interpublic Group of Cos., Inc.+..   173,600 $  1,617,952
            Omnicom Group, Inc................    74,700    6,316,632
                                                         ------------
                                                            7,934,584
                                                         ------------
          Aerospace/Defense -- 2.16%
            Boeing Co.........................   336,900   22,973,211
            General Dynamics Corp.............    82,600    9,441,180
            Goodrich Corp.....................    50,000    1,926,000
            Honeywell International, Inc......   351,100   12,829,194
            L-3 Communications Holdings, Inc..    48,800    3,635,600
            Lockheed Martin Corp..............   149,500    9,059,700
            Northrop Grumman Corp.............   146,700    8,416,179
            Raytheon Co.......................   185,400    7,123,068
            Rockwell Collins, Inc.............    72,600    3,317,820
            United Technologies Corp..........   420,800   22,655,872
                                                         ------------
                                                          101,377,824
                                                         ------------
          Airlines -- 0.10%
            Southwest Airlines Co.............   284,500    4,694,250
                                                         ------------
          Apparel & Products -- 0.48%
            Coach, Inc.+......................   156,000    5,371,080
            Jones Apparel Group, Inc..........    48,700    1,400,612
            Liz Claiborne, Inc................    44,100    1,538,208
            Nike, Inc., Class B...............    78,400    6,687,520
            Reebok International, Ltd.........    21,600    1,243,728
            TJX Cos., Inc.#...................   191,300    4,287,033
            VF Corp...........................    36,700    2,079,055
                                                         ------------
                                                           22,607,236
                                                         ------------
          Appliances/Furnishings -- 0.10%
            Leggett & Platt, Inc..............    77,500    1,819,700
            Maytag Corp.#.....................    32,800      583,184
            Whirlpool Corp....................    27,500    2,250,875
                                                         ------------
                                                            4,653,759
                                                         ------------
          Automotive -- 0.54%
            AutoNation, Inc.+#................    74,100    1,535,352
            AutoZone, Inc.+#..................    22,900    2,039,474
            Cooper Tire & Rubber Co.#.........    25,200      370,692
            Danaher Corp......................    97,600    5,416,800
            Ford Motor Co.#...................   760,900    6,186,117
            General Motors Corp.#.............   232,200    5,085,180
            Genuine Parts Co.#................    71,500    3,168,165
            Goodyear Tire & Rubber Co.+#......    72,400    1,240,212
            Visteon Corp.+#...................    52,900      357,604
                                                         ------------
                                                           25,399,596
                                                         ------------
          Banks -- 6.30%
            AmSouth Bancorp...................   144,000    3,828,960
            Bank of America Corp.............. 1,649,900   75,713,911
            Bank of New York Co., Inc.........   319,700   10,358,280
            BB&T Corp.#.......................   224,900    9,569,495
            Comerica, Inc.....................    68,700    3,961,929
            Compass Bancshares, Inc...........    51,100    2,476,306
            Fifth Third Bancorp...............   228,300    9,193,641
            First Horizon National Corp.#.....    51,400    2,000,488
            Huntington Bancshares, Inc........    94,800    2,271,408
            KeyCorp...........................   168,100    5,574,196
            M&T Bank Corp.....................    33,200    3,592,904
            Marshall & Ilsley Corp............    85,100    3,657,598
            Mellon Financial Corp.............   171,800    5,779,352
            National City Corp................   233,600    7,921,376
            North Fork Bancorp., Inc..........   196,500    5,305,500
            Northern Trust Corp...............    76,300    4,020,247
            PNC Financial Services Group#.....   119,500    7,620,515
            Regions Financial Corp............   189,200    6,374,148
            State Street Bank & Trust Co......   135,900    7,840,071
            SunTrust Banks, Inc.#.............   148,900   10,830,986

                                                                Value
                                                    Shares     (Note 2)

       ------------------------------------------------------------------
       Banks (continued)
         Synovus Financial Corp...................   128,100 $  3,606,015
         U.S. Bancorp.............................   750,500   22,725,140
         Wachovia Corp............................   647,700   34,587,180
         Wells Fargo & Co.........................   693,200   43,567,620
         Zions Bancorp............................    37,000    2,798,310
                                                             ------------
                                                              295,175,576
                                                             ------------
       Beverages -- 2.15%
         Anheuser-Busch Cos., Inc.................   318,900   13,948,686
         Brown-Forman Corp., Class B..............    34,100    2,348,126
         Coca-Cola Co.............................   852,600   36,397,494
         Coca-Cola Enterprises, Inc...............   123,800    2,379,436
         Constellation Brands, Inc., Class A+.....    80,500    1,901,410
         Molson Coors Brewing Co..................    23,500    1,564,865
         Pepsi Bottling Group, Inc.#..............    57,100    1,684,450
         PepsiCo, Inc.............................   685,700   40,593,440
                                                             ------------
                                                              100,817,907
                                                             ------------
       Broadcasting -- 0.72%
         Clear Channel Communications, Inc........   222,800    7,254,368
         Comcast Corp., Class A+..................   901,700   23,804,880
         Univision Communications, Inc., Class A+.    94,600    2,859,758
                                                             ------------
                                                               33,919,006
                                                             ------------
       Building Materials -- 0.28%
         American Standard Cos., Inc..............    75,400    2,871,232
         Masco Corp...............................   176,700    5,260,359
         Sherwin-Williams Co......................    46,800    2,051,712
         Vulcan Materials Co......................    42,100    2,808,070
                                                             ------------
                                                               12,991,373
                                                             ------------
       Chemical -- 1.52%
         Air Products & Chemicals, Inc............    91,100    5,390,387
         Ashland, Inc.#...........................    30,500    1,700,375
         Dow Chemical Co..........................   396,100   17,923,525
         E.I. du Pont de Nemours and Co...........   377,400   16,133,850
         Eastman Chemical Co.#....................    33,500    1,853,555
         Ecolab, Inc..............................    75,700    2,518,539
         Engelhard Corp...........................    49,400    1,457,300
         Hercules, Inc.+..........................    46,400      545,664
         Monsanto Co..............................   110,300    8,081,681
         PPG Industries, Inc.#....................    69,800    4,238,954
         Praxair, Inc.............................   132,800    6,905,600
         Rohm & Haas Co...........................    59,700    2,614,860
         Sigma-Aldrich Corp.......................    27,800    1,835,912
                                                             ------------
                                                               71,200,202
                                                             ------------
       Commercial Services -- 0.59%
         Ball Corp................................    44,900    1,850,778
         Cendant Corp.............................   429,600    7,633,992
         Cintas Corp..............................    56,700    2,535,624
         Convergys Corp.+.........................    57,600      956,160
         Fluor Corp...............................    35,700    2,645,370
         Moody's Corp.............................   103,700    6,237,555
         Paychex, Inc.............................   136,700    5,797,447
                                                             ------------
                                                               27,656,926
                                                             ------------
       Conglomerates -- 4.73%
         3M Co....................................   314,100   24,650,568
         Eaton Corp...............................    60,600    3,861,432
         General Electric Co...................... 4,353,300  155,499,876
         ITT Industries, Inc......................    38,100    4,143,756
         Loews Corp...............................    55,700    5,379,506
         Textron, Inc.............................    55,000    4,339,500
         Tyco International, Ltd.#................   831,100   23,702,972
                                                             ------------
                                                              221,577,610
                                                             ------------
       Drugs -- 4.60%
         Abbott Laboratories......................   638,300   24,070,293
         Allergan, Inc............................    53,700    5,370,000

November 30, 2005  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    119
                                           CONTINUED


                                                                Value
                                                    Shares     (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Drugs (continued)
         Bristol-Myers Squibb Co..................   803,100 $ 17,338,929
         Caremark Rx, Inc.+.......................   184,700    9,491,733
         Eli Lilly & Co...........................   465,600   23,512,800
         Forest Laboratories, Inc.+...............   139,500    5,450,265
         King Pharmaceuticals, Inc.+..............    99,200    1,560,416
         Merck & Co., Inc.........................   901,600   26,507,040
         Mylan Laboratories, Inc.#................    89,800    1,875,922
         Pfizer, Inc.............................. 3,026,700   64,166,040
         Schering-Plough Corp.....................   606,200   11,711,784
         Watson Pharmaceuticals, Inc.+............    42,900    1,431,144
         Wyeth....................................   550,700   22,887,092
                                                             ------------
                                                              215,373,458
                                                             ------------
       Electronics/Electrical Equipment -- 1.48%
         Agilent Technologies, Inc.+..............   202,900    7,235,414
         American Power Conversion Corp.#.........    70,300    1,575,423
         Applera Corp. - Applied Biosystems Group.    80,300    2,214,674
         Comverse Technology, Inc.+...............    82,700    2,167,567
         Emerson Electric Co......................   169,600   12,823,456
         Fisher Scientific International, Inc.+#..    50,100    3,230,448
         Jabil Circuit, Inc.+.....................    70,700    2,341,584
         JDS Uniphase Corp.+#.....................   676,800    1,739,376
         Johnson Controls, Inc....................    79,100    5,493,495
         Millipore Corp.+.........................    21,200    1,353,832
         Molex, Inc...............................    59,600    1,596,684
         NVIDIA Corp.+............................    69,200    2,502,964
         Parker Hannifin Corp.....................    49,200    3,365,772
         Perkinelmer, Inc.........................    53,500    1,220,335
         Pitney Bowes, Inc........................    94,000    3,916,040
         PMC-Sierra, Inc.+........................    74,900      589,463
         Sanmina-SCI Corp.+.......................   215,800      893,412
         Solectron Corp.+.........................   375,100    1,346,609
         Symbol Technologies, Inc.................    99,800    1,140,714
         Tektronix, Inc.#.........................    34,700      887,973
         Thermo Electron Corp.+...................    66,400    2,048,440
         W. W. Grainger, Inc......................    31,200    2,191,176
         Waters Corp.+............................    47,200    1,851,656
         Xerox Corp.+.............................   394,000    5,594,800
                                                             ------------
                                                               69,321,307
                                                             ------------
       Financial Services -- 8.51%
         American Express Co......................   509,500   26,198,490
         Ameriprise Financial, Inc................   102,000    4,289,100
         Bear Stearns Cos., Inc...................    46,200    5,127,738
         Capital One Financial Corp.#.............   118,500    9,842,610
         Charles Schwab Corp......................   426,700    6,507,175
         CIT Group, Inc...........................    82,800    4,098,600
         Citigroup, Inc........................... 2,123,100  103,076,505
         Countrywide Financial Corp...............   244,100    8,497,121
         E*TRADE Group, Inc.+.....................   166,900    3,257,888
         Equifax, Inc.............................    53,500    2,049,050
         Fannie Mae...............................   397,400   19,095,070
         Federated Investors, Inc., Class B.......    34,800    1,271,592
         Franklin Resources, Inc..................    61,000    5,665,680
         Freddie Mac..............................   283,700   17,717,065
         Goldman Sachs Group, Inc.................   190,900   24,618,464
         H & R Block, Inc.........................   133,300    3,257,852
         Janus Capital Group, Inc.................    91,600    1,755,972
         JPMorgan Chase & Co...................... 1,442,500   55,175,625
         Lehman Brothers Holdings, Inc............   111,700   14,074,200
         MBNA Corp................................   516,500   13,826,705
         Merrill Lynch & Co., Inc.................   380,400   25,266,168
         Morgan Stanley...........................   446,000   24,989,380
         Principal Financial Group, Inc.#.........   114,900    5,821,983
         SLM Corp.................................   171,400    9,007,070
         T. Rowe Price Group, Inc.................    53,300    3,834,935
                                                             ------------
                                                              398,322,038
                                                             ------------

                                                                 Value
                                                     Shares     (Note 2)

     ---------------------------------------------------------------------
     Foods -- 1.21%
       Archer-Daniels-Midland Co...................   267,100 $  6,295,547
       Campbell Soup Co............................    76,000    2,295,960
       ConAgra Foods, Inc..........................   212,700    4,573,050
       General Mills, Inc..........................   150,400    7,148,512
       H J Heinz Co................................   140,000    4,860,800
       Hershey Foods Corp..........................    75,400    4,088,188
       Kellogg Co..................................   105,200    4,636,164
       McCormick & Co., Inc.#......................    55,000    1,717,100
       Sara Lee Corp...............................   322,200    5,818,932
       Sysco Corp..................................   259,900    8,399,968
       Tyson Foods, Inc., Class A..................   103,300    1,738,539
       Wm. Wrigley Jr. Co..........................    73,900    5,068,801
                                                              ------------
                                                                56,641,561
                                                              ------------
     Freight -- 1.04%
       FedEx Corp..................................   124,300   12,134,166
       Ryder System, Inc...........................    26,400    1,120,152
       United Parcel Service, Inc., Class B........   454,700   35,421,130
                                                              ------------
                                                                48,675,448
                                                              ------------
     Hardware & Tools -- 0.11%
       Black & Decker Corp.........................    33,100    2,906,511
       Snap-on, Inc................................    23,800      889,406
       Stanley Works...............................    29,900    1,435,200
                                                              ------------
                                                                 5,231,117
                                                              ------------
     Healthcare -- 0.45%
       Bausch & Lomb, Inc.#........................    22,100    1,795,846
       Laboratory Corp. of America Holdings+.......    55,500    2,879,895
       Manor Care, Inc.............................    32,500    1,281,475
       McKesson Corp...............................   126,600    6,367,980
       Medco Health Solutions, Inc.+...............   124,900    6,700,885
       Patterson Cos., Inc.+.......................    56,700    1,981,098
                                                              ------------
                                                                21,007,179
                                                              ------------
     Heavy Duty Trucks/Parts -- 0.13%
       Dana Corp.#.................................    61,800      430,746
       Navistar International Corp.+...............    25,400      720,598
       PACCAR, Inc.................................    70,500    5,066,130
                                                              ------------
                                                                 6,217,474
                                                              ------------
     Home Builders -- 0.36%
       Centex Corp.................................    52,700    3,786,495
       DR Horton, Inc..............................   111,700    3,958,648
       KB Home.....................................    31,900    2,225,663
       Lennar Corp.#...............................    54,900    3,166,632
       Pulte Homes, Inc............................    88,000    3,663,440
                                                              ------------
                                                                16,800,878
                                                              ------------
     Hospital Management -- 0.27%
       HCA, Inc....................................   173,800    8,862,062
       Health Management Associates, Inc., Class A.   101,600    2,379,472
       Tenet Healthcare Corp.+#....................   192,500    1,505,350
                                                              ------------
                                                                12,746,884
                                                              ------------
     Hospital Supplies -- 3.03%
       AmerisourceBergen Corp......................    42,700    3,430,945
       Becton, Dickinson and Co....................   102,700    5,980,221
       Cardinal Health, Inc........................   175,200   11,204,040
       CR Bard, Inc................................    43,300    2,808,871
       Hospira, Inc.+..............................    65,700    2,900,655
       Johnson & Johnson........................... 1,221,500   75,427,625
       Medtronic, Inc.#............................   497,300   27,634,961
       St. Jude Medical, Inc.+.....................   149,700    7,151,169
       Stryker Corp................................   119,300    5,165,690
                                                              ------------
                                                               141,704,177
                                                              ------------
     Household Products -- 2.61%
       Alberto-Culver Co., Class B.................    31,000    1,347,880
       Avon Products, Inc..........................   193,300    5,286,755

120  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    November 30, 2005
                             CONTINUED


                                                                  Value
                                                      Shares     (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Household Products (continued)
      Clorox Co.....................................    62,400 $  3,387,072
      Colgate-Palmolive Co..........................   213,300   11,629,116
      Fortune Brands, Inc...........................    60,000    4,677,600
      International Flavors & Fragrances, Inc.......    33,600    1,093,344
      Kimberly-Clark Corp...........................   195,600   11,536,488
      Newell Rubbermaid, Inc.#......................   113,100    2,609,217
      Procter & Gamble Co.#......................... 1,410,697   80,677,761
                                                               ------------
                                                                122,245,233
                                                               ------------
    Human Resources -- 0.06%
      Robert Half International, Inc................    69,500    2,659,070
                                                               ------------
    Information Processing - Hardware -- 3.67%
      Apple Computer, Inc.+.........................   340,700   23,106,274
      Dell, Inc.+...................................   984,500   29,692,520
      EMC Corp.+....................................   989,900   13,789,307
      Gateway, Inc.+#...............................   108,300      329,232
      Hewlett-Packard Co............................ 1,176,501   34,906,785
      International Business Machines Corp..........   655,300   58,256,170
      Lexmark International, Inc., Class A+.........    48,800    2,323,856
      Network Appliance, Inc.+......................   151,000    4,397,120
      Sun Microsystems, Inc.+....................... 1,400,300    5,279,131
                                                               ------------
                                                                172,080,395
                                                               ------------
    Information Processing - Services -- 1.78%
      Affiliated Computer Services, Inc., Class A+#.    51,600    2,878,248
      Computer Sciences Corp.+......................    75,900    3,812,457
      eBay, Inc.+...................................   455,900   20,428,879
      Electronic Data Systems Corp..................   213,100    4,911,955
      First Data Corp...............................   316,800   13,707,936
      Fiserv, Inc.+.................................    77,300    3,517,923
      Monster Worldwide, Inc.+......................    50,100    1,948,890
      NCR Corp.+....................................    76,400    2,593,780
      Symantec Corp.+...............................   444,060    7,846,540
      Unisys Corp.+#................................   139,900      860,385
      Yahoo!, Inc.+.................................   514,900   20,714,427
                                                               ------------
                                                                 83,221,420
                                                               ------------
    Information Processing - Software -- 3.59%
      Adobe Systems, Inc.#..........................   201,800    6,580,698
      Autodesk, Inc.................................    93,700    3,909,164
      Automatic Data Processing, Inc................   238,200   11,195,400
      BMC Software, Inc.+#..........................    89,500    1,833,855
      Citrix Systems, Inc.+.........................    70,000    1,899,800
      Computer Associates International, Inc........   190,200    5,422,602
      Compuware Corp.+..............................   159,400    1,471,262
      IMS Health, Inc...............................    92,800    2,268,960
      Intuit, Inc.+.................................    74,500    3,990,965
      Mercury Interactive Corp.+#...................    35,600      989,680
      Microsoft Corp.#.............................. 3,783,300  104,835,243
      Novell, Inc.+#................................   156,900    1,220,682
      Oracle Corp.+................................. 1,548,700   19,467,159
      Parametric Technology Corp.+..................   111,900      654,615
      Siebel Systems, Inc...........................   214,500    2,252,250
                                                               ------------
                                                                167,992,335
                                                               ------------
    Insurance -- 6.29%
      ACE, Ltd......................................   130,100    7,220,550
      Aetna, Inc....................................   119,000   11,006,310
      AFLAC, Inc....................................   206,000    9,888,000
      Allstate Corp.................................   269,700   15,130,170
      AMBAC Financial Group, Inc....................    44,000    3,374,360
      American International Group, Inc.(1)......... 1,065,600   71,544,384
      Aon Corp......................................   130,800    4,762,428
      Chubb Corp....................................    81,500    7,892,460
      CIGNA Corp....................................    52,700    5,929,804
      Cincinnati Financial Corp.....................    71,845    3,199,258
      Coventry Health Care, Inc.+...................    66,000    3,931,620
      Hartford Financial Services Group, Inc........   122,900   10,737,773

                                                                    Value
                                                         Shares    (Note 2)

   --------------------------------------------------------------------------
   Insurance (continued)
     Humana, Inc.+......................................  66,600 $  3,052,278
     Jefferson-Pilot Corp...............................  55,400    3,077,470
     Lincoln National Corp..............................  70,900    3,685,382
     Marsh & McLennan Cos., Inc......................... 219,800    6,789,622
     MBIA, Inc..........................................  55,100    3,404,078
     MetLife, Inc.#..................................... 310,600   15,977,264
     MGIC Investment Corp...............................  38,300    2,493,330
     Progressive Corp...................................  81,000    9,962,190
     Prudential Financial, Inc.......................... 210,600   16,300,440
     Safeco Corp........................................  51,400    2,891,250
     St. Paul Travelers Cos., Inc....................... 277,300   12,902,769
     Torchmark Corp.....................................  42,900    2,321,748
     UnitedHealth Group, Inc............................ 518,700   31,049,382
     UnumProvident Corp................................. 122,400    2,692,800
     WellPoint, Inc.+................................... 251,900   19,353,477
     Xl Capital, Ltd., Class A#.........................  57,700    3,830,126
                                                                 ------------
                                                                  294,400,723
                                                                 ------------
   Leisure & Tourism -- 1.90%
     Brunswick Corp.....................................  40,000    1,571,600
     Carnival Corp...................................... 177,200    9,655,628
     Darden Restaurants, Inc............................  55,200    1,975,056
     Electronic Arts, Inc.+............................. 124,600    7,022,456
     Harley-Davidson, Inc............................... 112,600    6,064,636
     Harrah's Entertainment, Inc........................  75,400    5,133,986
     Hasbro, Inc........................................  73,600    1,502,912
     Hilton Hotels Corp................................. 134,600    2,950,432
     International Game Technology...................... 140,000    4,109,000
     Marriott International, Inc., Class A..............  70,400    4,548,544
     Mattel, Inc........................................ 165,800    2,760,570
     McDonald's Corp.................................... 513,300   17,375,205
     Sabre Holdings Corp., Class A#.....................  53,900    1,232,693
     Starbucks Corp.+................................... 315,400    9,603,930
     Starwood Hotels & Resorts Worldwide, Inc., Class B.  89,300    5,402,650
     Wendy's International, Inc.#.......................  47,500    2,412,050
     Yum! Brands, Inc................................... 117,300    5,723,067
                                                                 ------------
                                                                   89,044,415
                                                                 ------------
   Machinery -- 1.06%
     Caterpillar, Inc................................... 277,900   16,057,062
     Cooper Industries, Ltd., Class A...................  38,100    2,771,394
     Cummins, Inc.......................................  19,100    1,699,900
     Deere & Co.........................................  99,000    6,865,650
     Dover Corp.........................................  83,200    3,365,440
     Illinois Tool Works, Inc...........................  85,800    7,573,566
     Ingersoll-Rand Co., Class A#....................... 138,500    5,488,755
     Pall Corp.#........................................  51,100    1,418,536
     Rockwell Automation, Inc...........................  74,600    4,209,678
                                                                 ------------
                                                                   49,449,981
                                                                 ------------
   Medical - Biomedical/Gene -- 1.25%
     Amgen, Inc.+....................................... 506,600   40,999,138
     Biogen Idec, Inc.+................................. 138,900    5,946,309
     Genzyme Corp.+#.................................... 105,400    7,835,436
     MedImmune, Inc.+................................... 101,100    3,630,501
                                                                 ------------
                                                                   58,411,384
                                                                 ------------
   Medical Technology -- 0.86%
     Baxter International, Inc.......................... 255,600    9,940,284
     Biomet, Inc........................................ 102,400    3,647,488
     Boston Scientific Corp.+........................... 242,500    6,421,400
     Chiron Corp.+......................................  44,800    1,984,640
     Guidant Corp....................................... 135,500    8,357,640
     Quest Diagnostics, Inc.............................  68,400    3,426,156
     Zimmer Holdings, Inc.+............................. 101,500    6,361,005
                                                                 ------------
                                                                   40,138,613
                                                                 ------------
   Metals -- 0.57%
     Alcoa, Inc......................................... 358,200    9,818,262
     Allegheny Technologies, Inc........................  34,600    1,141,108

November 30, 2005  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    121
                                           CONTINUED


                                                                   Value
                                                       Shares     (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Metals (continued)
      Freeport-McMoRan Copper & Gold, Inc., Class B#.    72,800 $  3,793,608
      Nucor Corp.....................................    64,100    4,299,828
      Phelps Dodge Corp..............................    39,800    5,399,666
      United States Steel Corp.#.....................    46,900    2,232,440
                                                                ------------
                                                                  26,684,912
                                                                ------------
    Mining -- 0.18%
      Newmont Mining Corp............................   183,200    8,449,184
                                                                ------------
    Multimedia -- 2.29%
      Gannett Co., Inc...............................   100,300    6,180,486
      McGraw-Hill Cos., Inc..........................   153,600    8,148,480
      Meredith Corp..................................    17,300      882,300
      News Corp., Class A............................ 1,005,900   14,897,379
      Time Warner, Inc............................... 1,927,700   34,660,046
      Viacom, Inc., Class B..........................   651,000   21,743,400
      Walt Disney Co.................................   825,400   20,577,222
                                                                ------------
                                                                 107,089,313
                                                                ------------
    Oil & Gas -- 9.08%
      Amerada Hess Corp..............................    32,900    4,030,908
      Anadarko Petroleum Corp........................    97,000    8,789,170
      Apache Corp....................................   135,000    8,812,800
      Baker Hughes, Inc..............................   140,000    8,029,000
      BJ Services Co.................................   132,400    4,852,460
      Burlington Resources, Inc......................   156,400   11,299,900
      ChevronTexaco Corp.............................   924,700   52,994,557
      ConocoPhillips.................................   571,600   34,587,516
      Devon Energy Corp..............................   186,100   11,203,220
      El Paso Corp.#.................................   270,700    2,974,993
      EOG Resources, Inc.............................    98,600    7,074,550
      Exxon Mobil Corp.@............................. 2,589,200  150,251,275
      Halliburton Co.................................   208,700   13,283,755
      Kerr-McGee Corp................................    47,400    4,097,730
      Kinder Morgan, Inc.............................    43,300    3,922,980
      Marathon Oil Corp.#............................   150,300    8,911,287
      Murphy Oil Corp.#..............................    67,500    3,338,550
      Nabors Industries, Ltd.+.......................    64,700    4,529,647
      National-Oilwell Varco, Inc.+..................    71,200    4,316,144
      Noble Corp.#...................................    56,200    4,050,334
      Occidental Petroleum Corp......................   164,100   13,013,130
      Peoples Energy Corp.#..........................    15,700      564,101
      Rowan Cos., Inc................................    44,800    1,607,424
      Schlumberger, Ltd.#............................   241,500   23,118,795
      Sunoco, Inc....................................    56,000    4,323,200
      Transocean, Inc.+..............................   135,000    8,618,400
      Valero Energy Corp.............................   125,400   12,063,480
      Weatherford International, Ltd.+#..............    67,700    4,705,827
      XTO Energy, Inc................................   148,266    6,032,944
                                                                ------------
                                                                 425,398,077
                                                                ------------
    Paper/Forest Products -- 0.71%
      Avery Dennison Corp.#..........................    45,400    2,669,066
      Bemis Co., Inc.................................    44,000    1,212,200
      Georgia-Pacific Corp...........................   106,900    5,055,301
      International Paper Co.#.......................   201,400    6,350,142
      Louisiana-Pacific Corp.........................    45,600    1,229,832
      Meadwestvaco Corp..............................    75,600    2,116,044
      Pactiv Corp.+..................................    61,600    1,246,784
      Plum Creek Timber Co., Inc.....................    75,600    2,945,376
      Sealed Air Corp.+..............................    34,100    1,763,311
      Temple-Inland, Inc.............................    46,400    1,942,768
      Weyerhaeuser Co.#..............................   100,600    6,670,786
                                                                ------------
                                                                  33,201,610
                                                                ------------
    Photography -- 0.06%
      Eastman Kodak Co.#.............................   117,900    2,826,063
                                                                ------------

                                                                   Value
                                                       Shares     (Note 2)

    ------------------------------------------------------------------------
    Pollution Control -- 0.16%
      Allied Waste Industries, Inc.+#................    89,700 $    754,377
      Waste Management, Inc..........................   230,900    6,906,219
                                                                ------------
                                                                   7,660,596
                                                                ------------
    Publishing -- 0.23%
      Dow Jones & Co., Inc.#.........................    24,200      825,462
      Knight-Ridder, Inc.#...........................    28,500    1,721,400
      New York Times Co., Class A#...................    59,700    1,641,750
      R. R. Donnelley & Sons Co......................    88,200    3,016,440
      Tribune Co.....................................   108,900    3,481,533
                                                                ------------
                                                                  10,686,585
                                                                ------------
    Railroads & Equipment -- 0.64%
      Burlington Northern Santa Fe Corp..............   153,300   10,145,394
      CSX Corp.......................................    89,100    4,333,824
      Norfolk Southern Corp..........................   166,100    7,348,264
      Union Pacific Corp.#...........................   108,400    8,296,936
                                                                ------------
                                                                  30,124,418
                                                                ------------
    Real Estate Investment Trusts -- 0.69%
      Apartment Investment & Management Co., Class A.    39,300    1,522,089
      Archstone-Smith Trust..........................    87,000    3,637,470
      Equity Office Properties Trust.................   168,700    5,260,066
      Equity Residential.............................   118,000    4,809,680
      ProLogis.......................................   101,500    4,604,040
      Public Storage, Inc............................    34,000    2,400,400
      Simon Property Group, Inc......................    75,200    5,813,712
      Vornado Realty Trust...........................    48,500    4,139,475
                                                                ------------
                                                                  32,186,932
                                                                ------------
    Retail -- 5.59%
      Albertson's, Inc...............................   151,200    3,553,200
      Amazon.com, Inc.+..............................   126,000    6,105,960
      Bed Bath & Beyond, Inc.+.......................   121,400    5,178,924
      Best Buy Co., Inc..............................   166,200    8,017,488
      Big Lots, Inc.+................................    46,800      575,172
      Circuit City Stores, Inc.......................    67,600    1,414,868
      Costco Wholesale Corp..........................   196,700    9,831,066
      CVS Corp.......................................   333,800    9,019,276
      Dillard's, Inc., Class A#......................    26,500      555,705
      Dollar General Corp............................   131,900    2,494,229
      Express Scripts, Inc., Class A+................    61,000    5,152,060
      Family Dollar Stores, Inc.#....................    63,700    1,433,887
      Federated Department Stores, Inc...............   108,809    7,010,564
      Gap, Inc.......................................   237,900    4,134,702
      Home Depot, Inc................................   878,900   36,720,442
      J.C. Penney Co., Inc...........................   102,800    5,393,916
      Kohl's Corp.+..................................   141,500    6,509,000
      Kroger Co.+....................................   297,300    5,785,458
      Limited Brands, Inc............................   143,300    3,188,425
      Lowe's Cos., Inc...............................   320,100   21,600,348
      Nordstrom, Inc.................................    90,900    3,352,392
      Office Depot, Inc.+............................   129,900    3,855,432
      OfficeMax, Inc.................................    29,100      849,138
      RadioShack Corp................................    55,200    1,259,112
      Safeway, Inc...................................   184,200    4,282,650
      Sears Holdings Corp.+#.........................    41,899    4,819,223
      Staples, Inc...................................   301,750    6,970,425
      SUPERVALU, Inc.................................    55,900    1,829,048
      Target Corp....................................   363,200   19,434,832
      Tiffany & Co...................................    58,400    2,376,880
      Wal-Mart Stores, Inc........................... 1,025,600   49,803,136
      Walgreen Co....................................   419,800   19,176,464
                                                                ------------
                                                                 261,683,422
                                                                ------------
    Savings & Loan -- 0.58%
      Golden West Financial Corp.....................   105,000    6,802,950
      Sovereign Bancorp, Inc.........................   148,600    3,248,396
      Washington Mutual, Inc.........................   409,560   16,869,776
                                                                ------------
                                                                  26,921,122
                                                                ------------

122  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    November 30, 2005
                             CONTINUED


                                                                 Value
                                                     Shares     (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Schools -- 0.09%
        Apollo Group, Inc., Class A+...............    60,000 $  4,272,000
                                                              ------------
      Semiconductors -- 3.27%
        Advanced Micro Devices, Inc.+#.............   163,500    4,280,430
        Altera Corp.+#.............................   152,900    2,791,954
        Analog Devices, Inc........................   152,900    5,797,968
        Applied Materials, Inc.....................   666,200   12,064,882
        Applied Micro Circuits Corp.+..............   125,500      331,320
        Broadcom Corp., Class A+...................   116,000    5,398,640
        Freescale Semiconductor, Inc., Class B+....   166,300    4,290,540
        Intel Corp................................. 2,502,100   66,756,028
        KLA-Tencor Corp.#..........................    81,100    4,151,509
        Linear Technology Corp.....................   126,000    4,701,060
        LSI Logic Corp.+...........................   160,400    1,316,884
        Maxim Integrated Products, Inc.............   134,600    4,919,630
        Micron Technology, Inc.+#..................   253,000    3,607,780
        National Semiconductor Corp................   140,900    3,646,492
        Novellus Systems, Inc.+#...................    57,000    1,406,190
        QLogic Corp.+#.............................    33,100    1,094,286
        Teradyne, Inc.+............................    80,700    1,180,641
        Texas Instruments, Inc.....................   666,500   21,647,920
        Xilinx, Inc................................   143,600    3,796,784
                                                              ------------
                                                               153,180,938
                                                              ------------
      Telecommunications -- 4.30%
        ADC Telecommunications, Inc.+#.............    47,871      978,005
        Alltel Corp................................   156,700   10,472,261
        Andrew Corp.+..............................    66,800      730,124
        Avaya, Inc.+#..............................   174,100    2,075,272
        BellSouth Corp.............................   752,400   20,510,424
        CenturyTel, Inc............................    53,400    1,767,540
        Ciena Corp.+...............................   237,400      709,826
        Cisco Systems, Inc.+....................... 2,624,300   46,030,222
        Citizens Communications Co.................   141,000    1,840,050
        Corning, Inc.+.............................   604,500   12,241,125
        Lucent Technologies, Inc.+#................ 1,825,300    5,092,587
        Motorola, Inc.............................. 1,013,900   24,424,851
        QUALCOMM, Inc..............................   669,500   30,442,165
        Qwest Communications International, Inc.+#.   626,200    3,281,288
        Scientific-Atlanta, Inc....................    62,900    2,661,928
        Tellabs, Inc.+.............................   183,700    1,884,762
        Verizon Communications, Inc................ 1,135,500   36,313,290
                                                              ------------
                                                               201,455,720
                                                              ------------
      Therapeutics -- 0.20%
        Gilead Sciences, Inc.+.....................   187,200    9,489,168
                                                              ------------
      Tobacco -- 1.45%
        Altria Group, Inc..........................   852,200   62,031,638
        Reynolds American, Inc.#...................    35,200    3,133,504
        UST, Inc...................................    67,500    2,604,150
                                                              ------------
                                                                67,769,292
                                                              ------------
      Utilities - Communication -- 1.50%
        AT&T, Inc.................................. 1,613,363   40,188,872
        Sprint Corp................................ 1,204,390   30,157,926
                                                              ------------
                                                                70,346,798
                                                              ------------
      Utilities - Electric -- 3.10%
        AES Corp.+.................................   268,200    4,229,514
        Allegheny Energy, Inc.+....................    66,800    1,859,044
        Ameren Corp................................    83,700    4,390,902
        American Electric Power Co., Inc...........   161,500    5,901,210
        Calpine Corp.+#............................   233,200      118,932
        CenterPoint Energy, Inc.#..................   127,200    1,681,584
        Cinergy Corp...............................    81,700    3,356,236
        CMS Energy Corp.+..........................    90,100    1,259,598
        Consolidated Edison, Inc.#.................   100,400    4,572,216
        Constellation Energy Group, Inc............    73,100    3,873,569
        Dominion Resources, Inc....................   140,000   10,633,000
        DTE Energy Co..............................    73,100    3,190,084
        Duke Energy Corp.#.........................   380,400   10,217,544

                                                               Shares/
                                                              Principal        Value
                                                               Amount         (Note 2)

------------------------------------------------------------------------------------------
Utilities - Electric (continued)
  Dynegy, Inc., Class A+#..................................      123,800   $      593,002
  Edison International, Inc................................      133,700        6,032,544
  Entergy Corp.............................................       85,300        5,971,000
  Exelon Corp..............................................      275,300       14,326,612
  FirstEnergy Corp.........................................      135,500        6,363,080
  FPL Group, Inc...........................................      161,900        6,862,941
  NiSource, Inc............................................      112,000        2,411,360
  PG&E Corp................................................      140,200        5,156,556
  Pinnacle West Capital Corp...............................       40,600        1,684,494
  PPL Corp.................................................      155,900        4,583,460
  Progress Energy, Inc.#...................................      103,200        4,621,296
  Public Service Enterprise Group, Inc.....................       98,100        6,152,832
  Southern Co..............................................      306,700       10,645,557
  TECO Energy, Inc.........................................       85,400        1,493,646
  TXU Corp.................................................       98,500       10,109,055
  Xcel Energy, Inc.#.......................................      165,400        3,061,554
                                                                           --------------
                                                                              145,352,422
                                                                           --------------
Utilities - Gas, Distribution -- 0.17%
  Keyspan Corp.............................................       71,600        2,402,896
  Nicor, Inc.#.............................................       18,200          729,820
  Sempra Energy............................................      105,200        4,623,540
                                                                           --------------
                                                                                7,756,256
                                                                           --------------
Utilities - Gas, Pipeline -- 0.11%
  Williams Cos., Inc.......................................      234,900        5,050,350
                                                                           --------------
Total Long-Term Investment Securities
   (Cost $3,080,095,177)...................................                 4,639,276,117
                                                                           --------------
SHORT-TERM INVESTMENTS -- 3.34%
Collective Investment Pool -- 2.76%
  Securities Lending Quality Trust(2)......................  129,135,233      129,135,233
                                                                           --------------
Commercial Paper -- 0.53%
  Rabobank USA Financial Corp.:
   4.03% due 12/13/05@..................................... $ 10,000,000        9,986,566
  UBS Finance, Inc.:
   4.02% due 12/01/05@.....................................   15,000,000       15,000,000
                                                                           --------------
                                                                               24,986,566
                                                                           --------------
Government Obligations -- 0.05%
  United States Treasury Bills:
   3.53% due 12/08/05@.....................................      590,000          589,595
   3.70% due 12/01/05@.....................................      900,000          900,000
   3.81% due 12/08/05@.....................................       70,000           69,948
   3.82% due 12/08/05@.....................................       15,000           14,989
   3.83% due 12/08/05@.....................................      490,000          489,635
   3.85% due 12/08/05@.....................................       30,000           29,978
   3.89% due 12/15/05@.....................................       30,000           29,955
   3.91% due 12/15/05@.....................................       50,000           49,924
   3.92% due 12/15/05@.....................................      150,000          149,772
                                                                           --------------
                                                                                2,323,796
                                                                           --------------
Total Short-Term Investments
   (Cost $156,445,595).....................................                   156,445,595
                                                                           --------------
REPURCHASE AGREEMENT -- 0.15%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $7,241,740 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   3.88%, due 06/08/07 and having an approximate value
   of $7,461,491 (Cost $7,241,000)@........................    7,241,000        7,241,000
                                                                           --------------
TOTAL INVESTMENTS
   (Cost $3,243,781,772)(3)................................       102.56%   4,802,962,712
Liabilities in excess of other assets......................        (2.56)%   (120,000,820)
                                                            ------------   --------------
NET ASSETS --                                                     100.00%  $4,682,961,892
                                                            ============   ==============

November 30, 2005  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) -    123
                                           CONTINUED

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan.
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Security represents an investment in an affiliated company (see Note 3).
(2)The security is purchased with the cash collateral received from securities loaned.
(3)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
----------------------------------------------------------------------------------
                                                                      Unrealized
Number of                Expiration    Value at      Value as of     Appreciation
Contracts  Description      Date      Trade Date  November 30, 2005 (Depreciation)
----------------------------------------------------------------------------------
133 Long  S&P 500 Index December 2005 $40,044,770    $41,599,075      $1,554,305
                                                                      ==========

See Notes to Financial Statements

124         VALUE FUND - PORTFOLIO PROFILE (Unaudited)           November 30, 2005

Industry Allocation*

                   Banks............................. 14.32%
                   Oil & Gas......................... 11.01%
                   Financial Services................  9.96%
                   Aerospace/Defense.................  7.27%
                   Broadcasting......................  5.68%
                   Repurchase Agreement..............  5.57%
                   Insurance.........................  5.33%
                   Information Processing -- Software  5.25%
                   Utilities -- Electric.............  5.16%
                   Tobacco...........................  4.46%
                   Leisure & Tourism.................  3.40%
                   Drugs.............................  3.37%
                   Commercial Services...............  3.28%
                   Information Processing -- Hardware  3.16%
                   Information Processing -- Services  2.60%
                   Chemical..........................  2.41%
                   Utilities -- Communication........  2.25%
                   Multimedia........................  1.47%
                   Metals............................  1.20%
                   Telecommunications................  0.91%
                   Utilities -- Gas, Distribution....  0.85%
                   Beverages.........................  0.46%
                                                      -----
                                                      99.37%
                                                      =====

*  Calculated as a percentage of Net Assets.

November 30, 2005      VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)        125


                                                              Value
                                                    Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 93.80%
         Aerospace/Defense -- 7.27%
           Honeywell International, Inc............ 127,200 $ 4,647,888
           Raytheon Co.............................  15,890     610,494
           United Technologies Corp................ 112,110   6,036,002
                                                            -----------
                                                             11,294,384
                                                            -----------
         Banks -- 14.32%
           Bank of America Corp....................  66,270   3,041,130
           UBS AG..................................  84,240   7,743,341
           Wachovia Corp...........................  74,400   3,972,960
           Wells Fargo & Co........................ 119,300   7,498,005
                                                            -----------
                                                             22,255,436
                                                            -----------
         Beverages -- 0.46%
           Diageo PLC Sponsored ADR................  12,300     715,245
                                                            -----------
         Broadcasting -- 5.68%
           Comcast Corp., Special Class A+.........  87,300   2,273,292
           Liberty Global, Inc. Class A+........... 147,800   3,297,418
           Liberty Global, Inc. Class C............ 156,420   3,248,843
                                                            -----------
                                                              8,819,553
                                                            -----------
         Chemical -- 2.41%
           Praxair, Inc............................  72,090   3,748,680
                                                            -----------
         Commercial Services -- 3.28%
           Cendant Corp............................ 286,790   5,096,258
                                                            -----------
         Drugs -- 3.37%
           Sanofi-Aventis..........................  78,530   3,157,692
           Wyeth...................................  49,920   2,074,675
                                                            -----------
                                                              5,232,367
                                                            -----------
         Electronics/Electrical Equipment -- 0.00%
           Symbol Technologies, Inc................       3          34
                                                            -----------
         Financial Services -- 9.96%
           Capital One Financial Corp..............  46,120   3,830,727
           Citigroup, Inc..........................  30,800   1,495,340
           Countrywide Financial Corp..............  79,520   2,768,091
           Freddie Mac.............................  25,090   1,566,871
           JPMorgan Chase & Co..................... 136,300   5,213,475
           Lehman Brothers Holdings, Inc...........   4,740     597,240
                                                            -----------
                                                             15,471,744
                                                            -----------
         Information Processing - Hardware -- 3.16%
           Hutchinson Technology, Inc.+............  60,700   1,735,413
           International Business Machines Corp....  35,750   3,178,175
                                                            -----------
                                                              4,913,588
                                                            -----------
         Information Processing - Services -- 2.60%
           Synopsys, Inc.+......................... 206,820   4,037,126
                                                            -----------
         Information Processing - Software -- 5.25%
           Microsoft Corp.......................... 233,280   6,464,189
           Novell, Inc.+........................... 217,280   1,690,438
                                                            -----------
                                                              8,154,627
                                                            -----------
         Insurance -- 5.33%
           Everest Reinsurance Group, Ltd..........  14,810   1,556,827
           Genworth Financial, Inc................. 139,040   4,789,928
           Platinum Underwriters Holdings, Ltd.....  63,550   1,935,733
                                                            -----------
                                                              8,282,488
                                                            -----------

                                                              Shares/
                                                             Principal     Value
                                                              Amount      (Note 2)

------------------------------------------------------------------------------------
Leisure & Tourism -- 3.40%
  Take-Two Interactive Software, Inc.+.....................    289,570  $  5,284,653
                                                                        ------------
Metals -- 1.20%
  Phelps Dodge Corp........................................     13,750     1,865,463
                                                                        ------------
Multimedia -- 1.47%
  News Corp., Class A......................................    153,760     2,277,186
                                                                        ------------
Oil & Gas -- 11.01%
  BP, PLC ADR..............................................     96,170     6,331,833
  Exxon Mobil Corp.........................................    112,960     6,555,069
  Halliburton Co...........................................     30,861     1,964,303
  Total SA Sponsored ADR...................................     18,150     2,263,123
                                                                        ------------
                                                                          17,114,328
                                                                        ------------
Telecommunications -- 0.91%
  IDT Corp., Class B+......................................    116,330     1,419,226
                                                                        ------------
Tobacco -- 4.46%
  Altria Group, Inc........................................     95,190     6,928,880
                                                                        ------------
Utilities - Communication -- 2.25%
  Sprint Corp..............................................    139,500     3,493,080
                                                                        ------------
Utilities - Electric -- 5.16%
  AES Corp.+...............................................    241,570     3,809,559
  CMS Energy Corp.+........................................    123,350     1,724,433
  PG&E Corp................................................     29,010     1,066,988
  Reliant Resources, Inc.+.................................    154,280     1,413,204
                                                                        ------------
                                                                           8,014,184
                                                                        ------------
Utilities - Gas, Distribution -- 0.85%
  Sempra Energy............................................     30,241     1,329,092
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $143,653,437).....................................              145,747,622
                                                                        ------------
REPURCHASE AGREEMENT -- 5.57%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 3.68%, dated 11/30/05, to be repurchased
   12/01/05 in the amount of $8,659,885 and collateralized
   by Federal National Mtg. Assoc., bearing interest at
   3.25%, due 08/15/08 and having an approximate value
   of $8,836,919 (Cost $8,659,000)......................... $8,659,000     8,659,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $152,312,437)(1)..................................      99.37%  154,406,622
Other assets less liabilities..............................       0.63%      973,562
                                                            ----------  ------------
NET ASSETS --                                                   100.00% $155,380,184
                                                            ==========  ============

--------
ADR--American Depository Receipt
+  Non-income producing
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

126      STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)        November 30, 2005

                                                                ASSET          BLUE CHIP       CAPITAL
                                                              ALLOCATION        GROWTH       CONSERVATION     CORE EQUITY
                                                                 FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+. $  152,639,320  $   55,991,338  $   92,114,098  $  496,883,239
Long-term investment securities, at value (affiliated)*+...      1,770,885         201,420          54,000       2,603,354
Short-term investment securities, at value*................      8,165,726       2,215,995      13,228,916               -
Repurchase agreements (cost equals market value)...........      8,684,000               -      10,538,000       6,315,000
                                                            --------------  --------------  --------------  --------------
Total Investments..........................................    171,259,931      58,408,753     115,935,014     505,801,593
                                                            --------------  --------------  --------------  --------------
Cash.......................................................              -          31,759               -             173
Foreign cash*..............................................              -           2,075               -               -
Receivable for-
   Fund shares sold........................................         49,233          74,937          56,975          91,832
   Dividends and interest..................................        814,085          55,239       1,012,521       1,244,087
   Investments sold........................................        914,894         144,094       1,759,365       5,543,850
   Options written.........................................              -               -               -               -
Prepaid expenses and other assets..........................         17,244             768           4,819          11,987
Due from investment adviser for expense reimbursements/
 fee waivers...............................................              -               -               -          12,471
Variation margin on futures contracts......................              -               -               -               -
Collateral received for securities loaned..................              -               -               -               -
Unrealized appreciation on forward foreign currency
 contracts.................................................              -               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL ASSETS...............................................    173,055,387      58,717,625     118,768,694     512,705,993
                                                            --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................         15,357           2,876           6,514         222,256
   Investments purchased...................................        728,167         373,530       1,395,208       2,398,418
   Investment advisory and management fees.................         70,391          36,292          43,729         323,108
   Administrative service fee..............................          9,855           3,176           6,122          29,229
   Transfer agent fees and expenses........................            249             249             249             332
   Directors' fees and expenses............................         42,480           7,405          40,052         189,644
Other accrued expenses.....................................         36,330          25,123          74,493         165,471
Variation margin on futures contracts......................        129,150               -               -               -
Collateral upon return of securities loaned................              -       1,579,300       9,228,916               -
Due to custodian...........................................         40,690               -         327,849               -
Due to custodian for foreign cash*.........................             47               -               -               -
Call and put options written, at value@....................              -               -               -               -
Unrealized depreciation on forward currency contracts......              -               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL LIABILITIES..........................................      1,072,716       2,027,951      11,123,132       3,328,458
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $  171,982,671  $   56,689,674  $  107,645,562  $  509,377,535
                                                            ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $      137,082  $       62,986  $      114,523  $      395,900
Additional paid-in capital.................................    140,470,223      49,451,547     109,928,271     646,763,452
Accumulated undistributed net investment income (loss).....        149,222          56,106         124,545         447,958
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................     21,224,681      (1,907,096)       (736,854)   (182,786,006)
Unrealized appreciation (depreciation) on investments......      9,876,717       9,026,257      (1,784,923)     44,556,231
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................        124,750               -               -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................             (4)           (126)              -               -
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $  171,982,671  $   56,689,674  $  107,645,562  $  509,377,535
                                                            ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.............................................     13,708,176       6,298,617      11,452,339      39,589,992
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $        12.55  $         9.00  $         9.40  $        12.87
                                                            ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).......... $  143,517,660  $   46,919,291  $   93,898,088  $  452,150,411
                                                            ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)............ $    1,015,828  $      247,210  $       54,933  $    2,779,951
                                                            ==============  ==============  ==============  ==============
   Short-term investment securities........................ $    8,165,726  $    2,215,995  $   13,228,916  $            -
                                                            ==============  ==============  ==============  ==============
   Foreign cash............................................ $          (43) $        2,127  $            -  $            -
                                                            ==============  ==============  ==============  ==============
@Premiums received on options written...................... $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
+Including securities on loan.............................. $            -  $    1,514,254  $    9,053,549  $            -
                                                            ==============  ==============  ==============  ==============

                                                              GOVERNMENT       GROWTH &         HEALTH         INCOME &
                                                              SECURITIES        INCOME         SCIENCES         GROWTH
                                                                 FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+. $  124,604,685  $  153,918,684  $  171,800,911  $  228,178,251
Long-term investment securities, at value (affiliated)*+...              -               -               -               -
Short-term investment securities, at value*................     15,057,679       8,268,593      42,138,333      25,816,415
Repurchase agreements (cost equals market value)...........      1,080,000       2,135,000               -               -
                                                            --------------  --------------  --------------  --------------
Total Investments..........................................    140,742,364     164,322,277     213,939,244     253,994,666
                                                            --------------  --------------  --------------  --------------
Cash.......................................................            705             204               -          75,475
Foreign cash*..............................................              -               -          45,612               -
Receivable for-
   Fund shares sold........................................         24,284          34,860         157,086          28,707
   Dividends and interest..................................      1,301,586         261,570          78,047         824,524
   Investments sold........................................              -               -         171,541       4,593,387
   Options written.........................................              -               -          18,398               -
Prepaid expenses and other assets..........................          3,891           2,244           4,392           2,838
Due from investment adviser for expense reimbursements/
 fee waivers...............................................              -           1,852               -          17,256
Variation margin on futures contracts......................              -               -               -               -
Collateral received for securities loaned..................        727,188               -               -               -
Unrealized appreciation on forward foreign currency
 contracts.................................................              -               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL ASSETS...............................................    142,800,018     164,623,007     214,414,320     259,536,853
                                                            --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................         68,534          37,965          17,099         179,350
   Investments purchased...................................              -               -       1,209,847       4,339,477
   Investment advisory and management fees.................         52,301          96,234         140,457         143,889
   Administrative service fee..............................          7,322           8,982           9,832          13,081
   Transfer agent fees and expenses........................            332             249             249             249
   Directors' fees and expenses............................         46,083          49,029          23,621          52,842
Other accrued expenses.....................................         48,343          56,399          34,485          46,386
Variation margin on futures contracts......................              -               -               -               -
Collateral upon return of securities loaned................     15,784,867       8,268,593      37,773,920      25,816,415
Due to custodian...........................................              -               -               -               -
Due to custodian for foreign cash*.........................              -               -               -               -
Call and put options written, at value@....................              -               -       2,526,278               -
Unrealized depreciation on forward currency contracts......              -               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL LIABILITIES..........................................     16,007,782       8,517,451      41,735,788      30,591,689
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $  126,792,236  $  156,105,556  $  172,678,532  $  228,945,164
                                                            ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $      128,140  $      109,290  $      157,038  $      222,748
Additional paid-in capital.................................    130,764,188     166,906,916     134,623,987     227,809,949
Accumulated undistributed net investment income (loss).....        154,432          71,818        (652,442)        341,044
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................     (2,199,242)    (22,665,113)     16,571,530     (15,619,165)
Unrealized appreciation (depreciation) on investments......     (2,055,282)     11,682,645      21,624,671      16,190,588
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................              -               -         355,451               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................              -               -          (1,703)              -
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $  126,792,236  $  156,105,556  $  172,678,532  $  228,945,164
                                                            ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.............................................     12,813,998      10,929,005      15,703,836      22,274,806
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $         9.89  $        14.28  $        11.00  $        10.28
                                                            ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).......... $  126,659,967  $  142,236,039  $  150,176,240  $  211,987,663
                                                            ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)............ $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
   Short-term investment securities........................ $   15,057,679  $    8,268,593  $   42,138,333  $   25,816,415
                                                            ==============  ==============  ==============  ==============
   Foreign cash............................................ $            -  $            -  $       46,814  $            -
                                                            ==============  ==============  ==============  ==============
@Premiums received on options written...................... $            -  $            -  $    2,881,729  $            -
                                                            ==============  ==============  ==============  ==============
+Including securities on loan.............................. $   15,431,892  $    8,054,581  $   37,275,755  $   24,993,978
                                                            ==============  ==============  ==============  ==============

SEE NOTES TO FINANCIAL STATEMENTS

November 30, 2005 STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED 127

                                                               INFLATION                     INTERNATIONAL   INTERNATIONAL
                                                               PROTECTED     INTERNATIONAL    GOVERNMENT       GROWTH I
                                                                 FUND        EQUITIES FUND     BOND FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+.......................................... $   14,199,461  $  603,008,586  $  136,255,028  $  381,860,496
Long-term investment securities, at value (affiliated)*+...              -               -               -               -
Short-term investment securities, at value*................        990,000       4,067,882               -      57,709,573
Repurchase agreements (cost equals market value)...........              -      24,256,000         106,000       3,475,000
                                                            --------------  --------------  --------------  --------------
Total Investments..........................................     15,189,461     631,332,468     136,361,028     443,045,069
                                                            --------------  --------------  --------------  --------------
Cash.......................................................            232             320             191           1,243
Foreign cash*..............................................              -       3,730,483       2,237,163       1,464,777
Receivable for-
   Fund shares sold........................................         72,137         657,870         146,749         173,018
   Dividends and interest..................................        112,168       1,368,633       2,130,966         726,938
   Investments sold........................................              -      13,547,644       7,428,696       2,667,286
   Options written.........................................              -               -               -               -
Prepaid expenses and other assets..........................             55           7,550           3,217           4,757
Due from investment adviser for expense reimbursements/
 fee waivers...............................................          4,328               -               -          35,615
Variation margin on futures contracts......................              -               -               -               -
Collateral received for securities loaned..................              -               -               -               -
Unrealized appreciation on forward foreign currency
 contracts.................................................              -               -          66,176               -
                                                            --------------  --------------  --------------  --------------
TOTAL ASSETS...............................................     15,378,381     650,644,968     148,374,186     448,118,703
                                                            --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................            287         122,651          25,008          86,809
   Investments purchased...................................              -      18,594,184       6,756,965       1,570,113
   Investment advisory and management fees.................          6,214         166,578          58,188         299,043
   Administrative service fee..............................            870          35,135           8,146          22,460
   Transfer agent fees and expenses........................            338           1,852              83             166
   Directors' fees and expenses............................            426          32,417          36,614          89,850
Other accrued expenses.....................................         37,197         212,586          65,064         170,605
Variation margin on futures contracts......................              -         102,779               -               -
Collateral upon return of securities loaned................              -       3,168,551               -      54,653,573
Due to custodian...........................................              -               -               -               -
Due to custodian for foreign cash*.........................              -               -               -               -
Call and put options written, at value@....................              -               -               -               -
Unrealized depreciation on forward currency contracts......              -               -          47,556               -
                                                            --------------  --------------  --------------  --------------
TOTAL LIABILITIES..........................................         45,332      22,436,733       6,997,624      56,892,619
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $   15,333,049  $  628,208,235  $  141,376,562  $  391,226,084
                                                            ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $       15,706  $      738,691  $      111,117  $      437,738
Additional paid-in capital.................................     15,750,102     540,206,095     127,281,450     489,874,602
Accumulated undistributed net investment income
 (loss)....................................................         47,774         646,861       1,184,740         270,373
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................         (9,697)     18,447,742      11,412,582    (151,189,037)
Unrealized appreciation (depreciation) on investments......       (470,836)     68,315,144       1,395,250      51,824,894
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................              -         356,503               -               -
Unrealized foreign exchange gain (loss) on other assets
 and liabilities...........................................              -        (502,801)         (8,577)          7,514
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $   15,333,049  $  628,208,235  $  141,376,562  $  391,226,084
                                                            ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.............................................      1,570,631      73,869,052      11,111,729      43,773,829
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $         9.76  $         8.50  $        12.72  $         8.94
                                                            ==============  ==============  ==============  ==============
--------
*Cost......................................................
   Long-term investment securities (unaffiliated).......... $   14,670,297  $  534,693,442  $  134,859,778  $  330,035,602
                                                            ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)............ $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
   Short-term investment securities........................ $      990,000  $    4,067,882  $            -  $   57,709,573
                                                            ==============  ==============  ==============  ==============
   Foreign cash............................................ $            -  $    3,731,727  $    2,230,691  $    1,459,356
                                                            ==============  ==============  ==============  ==============
@Premiums received on options written...................... $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
+Including securities on loan.............................. $            -  $    3,037,828  $            -  $   51,853,253
                                                            ==============  ==============  ==============  ==============

                                                               LARGE CAP                                       MID CAP
                                                                GROWTH       LARGE CAPITAL  MID CAP INDEX     STRATEGIC
                                                                 FUND         GROWTH FUND       FUND         GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+.......................................... $  336,398,877  $   10,289,424  $2,124,941,644 $   11,035,799
Long-term investment securities, at value (affiliated)*+...              -               -               -              -
Short-term investment securities, at value*................      5,060,195               -     386,288,153        480,000
Repurchase agreements (cost equals market value)...........     11,256,000         281,000       9,665,000              -
                                                            --------------  --------------  -------------- --------------
Total Investments..........................................    352,715,072      10,570,424   2,520,894,797     11,515,799
                                                            --------------  --------------  -------------- --------------
Cash.......................................................            996          81,476             649         16,922
Foreign cash*..............................................              -               -               -              -
Receivable for-
   Fund shares sold........................................         81,862               -       1,661,051              -
   Dividends and interest..................................        253,239          10,637       2,019,490          5,149
   Investments sold........................................      4,887,030         130,313       3,467,158        283,915
   Options written.........................................              -               -               -              -
Prepaid expenses and other assets..........................          5,057              79          32,313             81
Due from investment adviser for expense reimbursements/
 fee waivers...............................................         23,331           4,206               -          3,308
Variation margin on futures contracts......................              -               -               -              -
Collateral received for securities loaned..................              -               -               -              -
Unrealized appreciation on forward foreign currency
 contracts.................................................              -               -               -              -
                                                            --------------  --------------  -------------- --------------
TOTAL ASSETS...............................................    357,966,587      10,797,135   2,528,075,458     11,825,174
                                                            --------------  --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................         39,524               -          64,232              -
   Investments purchased...................................      4,000,881         133,081       1,441,923        443,295
   Investment advisory and management fees.................        242,012           6,458         475,159          6,420
   Administrative service fee..............................         19,930             603         121,537            642
   Transfer agent fees and expenses........................            166             338           2,045            338
   Directors' fees and expenses............................        108,503             621         293,098            621
Other accrued expenses.....................................         96,894          64,458         231,251         60,143
Variation margin on futures contracts......................              -               -          25,400              -
Collateral upon return of securities loaned................      5,060,195               -     371,490,814              -
Due to custodian...........................................              -               -               -              -
Due to custodian for foreign cash*.........................              -               -               -              -
Call and put options written, at value@....................              -               -               -              -
Unrealized depreciation on forward currency contracts......              -               -               -              -
                                                            --------------  --------------  -------------- --------------
TOTAL LIABILITIES..........................................      9,568,105         205,559     374,145,459        511,459
                                                            --------------  --------------  -------------- --------------
NET ASSETS................................................. $  348,398,482  $   10,591,576  $2,153,929,999 $   11,313,715
                                                            ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $      517,043  $       10,001  $      916,432 $       10,002
Additional paid-in capital.................................    639,885,059       9,991,069   1,584,405,335      9,973,947
Accumulated undistributed net investment income
 (loss)....................................................         15,775          15,969         894,746        (21,964)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................   (321,476,225)       (483,407)    161,986,589        (34,704)
Unrealized appreciation (depreciation) on investments......     29,456,830       1,057,944     404,982,972      1,386,434
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................              -               -         743,925              -
Unrealized foreign exchange gain (loss) on other assets
 and liabilities...........................................              -               -               -              -
                                                            --------------  --------------  -------------- --------------
NET ASSETS................................................. $  348,398,482  $   10,591,576  $2,153,929,999 $   11,313,715
                                                            ==============  ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.............................................     51,704,346       1,000,106      91,643,171      1,000,154
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $         6.74  $        10.59  $        23.50 $        11.31
                                                            ==============  ==============  ============== ==============
--------
*Cost......................................................
   Long-term investment securities (unaffiliated).......... $  306,942,047  $    9,231,480  $1,719,958,672 $    9,649,365
                                                            ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)............ $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============
   Short-term investment securities........................ $    5,060,195  $            -  $  386,288,153 $      480,000
                                                            ==============  ==============  ============== ==============
   Foreign cash............................................ $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============
@Premiums received on options written...................... $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============
+Including securities on loan.............................. $    4,844,659  $            -  $  360,933,768 $            -
                                                            ==============  ==============  ============== ==============

SEE NOTES TO FINANCIAL STATEMENTS

128 STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED November 30, 2005

                                                                MONEY                         SCIENCE &
                                                               MARKET I     NASDAQ-100(R)     TECHNOLOGY      SMALL CAP
                                                                 FUND        INDEX FUND          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+.......................................... $            - $   89,900,731  $ 1,128,487,717  $  623,534,297
Long-term investment securities, at value (affiliated)*+...              -              -                -         266,800
Short-term investment securities, at value*................    386,018,866      9,265,320       73,756,366     133,386,319
Repurchase agreements (cost equals market value)...........     13,595,000      4,851,000                -               -
                                                            -------------- --------------  ---------------  --------------
Total Investments..........................................    399,613,866    104,017,051    1,202,244,083     757,187,416
                                                            -------------- --------------  ---------------  --------------
Cash.......................................................             40            363              598          60,417
Foreign cash*..............................................              -              -            5,774               -
Receivable for-
   Fund shares sold........................................      1,566,166        103,946          101,610          91,641
   Dividends and interest..................................        514,010         50,417          697,919         306,668
   Investments sold........................................              -              -        6,649,495      12,006,090
   Options written.........................................              -              -                -               -
Prepaid expenses and other assets..........................         10,282          1,070           86,783           7,593
Due from investment adviser for expense reimbursements/
 fee waivers...............................................              -              -                -          32,901
Variation margin on futures contracts......................              -              -                -               -
Collateral received for securities loaned..................              -              -                -               -
Unrealized appreciation on forward foreign currency
 contracts.................................................              -              -                -               -
                                                            -------------- --------------  ---------------  --------------
TOTAL ASSETS...............................................    401,704,364    104,172,847    1,209,786,262     769,692,726
                                                            -------------- --------------  ---------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................        330,584         52,416          284,020          55,221
   Investments purchased...................................              -              -        3,347,556      13,099,864
   Investment advisory and management fees.................        133,528         30,574          821,059         440,460
   Administrative service fee..............................         23,367          5,351           65,924          35,843
   Transfer agent fees and expenses........................          2,421          1,188            1,519              73
   Directors' fees and expenses............................        131,585         15,628          290,407         139,560
Other accrued expenses.....................................         78,837         46,890           72,865         129,583
Variation margin on futures contracts......................              -         19,200                -               -
Collateral upon return of securities loaned................              -      8,765,878       53,192,635     125,910,053
Due to custodian...........................................              -              -                -               -
Due to custodian for foreign cash*.........................              -              -                -               -
Call and put options written, at value@....................              -              -                -               -
Unrealized depreciation on forward currency contracts......              -              -                -               -
                                                            -------------- --------------  ---------------  --------------
TOTAL LIABILITIES..........................................        700,322      8,937,125       58,075,985     139,810,657
                                                            -------------- --------------  ---------------  --------------
NET ASSETS................................................. $  401,004,042 $   95,235,722  $ 1,151,710,277  $  629,882,069
                                                            ============== ==============  ===============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $    4,010,040 $      205,482  $       974,004  $      517,052
Additional paid-in capital.................................    396,994,002     84,685,160    2,745,976,497     527,011,890
Accumulated undistributed net investment income
 (loss)....................................................              -         99,198       (2,881,285)         98,334
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................              -     (9,390,551)  (1,683,422,204)      4,189,922
Unrealized appreciation (depreciation) on investments......              -     19,491,548       91,063,301      98,064,871
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................              -        144,885                -               -
Unrealized foreign exchange gain (loss) on other assets
 and liabilities...........................................              -              -              (36)              -
                                                            -------------- --------------  ---------------  --------------
NET ASSETS................................................. $  401,004,042 $   95,235,722  $ 1,151,710,277  $  629,882,069
                                                            ============== ==============  ===============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000  1,000,000,000    1,000,000,000   1,000,000,000
   Outstanding.............................................    401,004,042     20,548,249       97,400,370      51,705,231
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $         1.00 $         4.63  $         11.82  $        12.18
                                                            ============== ==============  ===============  ==============
--------
*Cost......................................................
   Long-term investment securities (unaffiliated).......... $            - $   70,409,183  $ 1,037,424,416  $  525,383,088
                                                            ============== ==============  ===============  ==============
   Long-term investment securities (affiliated)............ $            - $            -  $             -  $      353,138
                                                            ============== ==============  ===============  ==============
   Short-term investment securities........................ $  386,018,866 $    9,265,320  $    73,756,366  $  133,386,319
                                                            ============== ==============  ===============  ==============
   Foreign cash............................................ $            - $            -  $         5,930  $            -
                                                            ============== ==============  ===============  ==============
@Premiums received on options written...................... $            - $            -  $             -  $            -
                                                            ============== ==============  ===============  ==============
+Including securities on loan.............................. $            - $    8,482,443  $    52,071,786  $  123,337,421
                                                            ============== ==============  ===============  ==============

                                                                               SOCIAL
                                                              SMALL CAP       AWARENESS     STOCK INDEX
                                                              INDEX FUND        FUND           FUND         VALUE FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+.......................................... $  823,119,574 $  377,669,102  $4,567,731,733 $  145,747,622
Long-term investment securities, at value (affiliated)*+...        913,355      2,830,622      71,544,384              -
Short-term investment securities, at value*................    260,231,735     23,320,690     156,445,595              -
Repurchase agreements (cost equals market value)...........     13,003,000      1,991,000       7,241,000      8,659,000
                                                            -------------- --------------  -------------- --------------
Total Investments..........................................  1,097,267,664    405,811,414   4,802,962,712    154,406,622
                                                            -------------- --------------  -------------- --------------
Cash.......................................................            163            672         339,225            925
Foreign cash*..............................................              -              -               -              -
Receivable for-
   Fund shares sold........................................        850,901        152,145       1,109,409        183,461
   Dividends and interest..................................        600,684        719,774      10,624,142        457,116
   Investments sold........................................          1,423              -         564,761      1,152,738
   Options written.........................................              -              -               -              -
Prepaid expenses and other assets..........................          8,818          7,021         129,000            285
Due from investment adviser for expense reimbursements/
 fee waivers...............................................              -              -               -              -
Variation margin on futures contracts......................        212,325              -               -              -
Collateral received for securities loaned..................        363,000              -               -              -
Unrealized appreciation on forward foreign currency
 contracts.................................................              -              -               -              -
                                                            -------------- --------------  -------------- --------------
TOTAL ASSETS...............................................  1,099,304,978    406,691,026   4,815,729,249    156,201,147
                                                            -------------- --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................         97,361         58,498         305,650          3,863
   Investments purchased...................................              -              -         391,684        678,508
   Investment advisory and management fees.................        216,714        157,238         925,852         96,472
   Administrative service fee..............................         49,173         22,013         266,514          8,658
   Transfer agent fees and expenses........................          1,611            249           2,596            166
   Directors' fees and expenses............................         77,913         88,392         921,752          2,752
Other accrued expenses.....................................         61,111         71,463         551,551         30,544
Variation margin on futures contracts......................              -         32,800         266,525              -
Collateral upon return of securities loaned................    222,506,847     21,000,928     129,135,233              -
Due to custodian...........................................              -              -               -              -
Due to custodian for foreign cash*.........................              -              -               -              -
Call and put options written, at value@....................              -              -               -              -
Unrealized depreciation on forward currency contracts......              -              -               -              -
                                                            -------------- --------------  -------------- --------------
TOTAL LIABILITIES..........................................    223,010,730     21,431,581     132,767,357        820,963
                                                            -------------- --------------  -------------- --------------
NET ASSETS................................................. $  876,294,248 $  385,259,445  $4,682,961,892 $  155,380,184
                                                            ============== ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $      526,264 $      190,140  $    1,387,525 $      131,666
Additional paid-in capital.................................    707,591,428    364,764,638   2,974,768,462    150,835,574
Accumulated undistributed net investment income
 (loss)....................................................        390,261        393,835       4,313,716        390,068
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................     52,157,870     (1,701,149)    141,756,944      1,928,691
Unrealized appreciation (depreciation) on investments......    113,881,800     21,578,481   1,559,180,940      2,094,185
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................      1,746,625         33,500       1,554,305              -
Unrealized foreign exchange gain (loss) on other assets
 and liabilities...........................................              -              -               -              -
                                                            -------------- --------------  -------------- --------------
NET ASSETS................................................. $  876,294,248 $  385,259,445  $4,682,961,892 $  155,380,184
                                                            ============== ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.............................................     52,626,358     19,014,028     138,752,499     13,166,579
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $        16.65 $        20.26  $        33.75 $        11.80
                                                            ============== ==============  ============== ==============
--------
*Cost......................................................
   Long-term investment securities (unaffiliated).......... $  709,399,083 $  356,658,752  $3,045,546,115 $  143,653,437
                                                            ============== ==============  ============== ==============
   Long-term investment securities (affiliated)............ $      752,046 $    2,262,491  $   34,549,062 $            -
                                                            ============== ==============  ============== ==============
   Short-term investment securities........................ $  260,231,735 $   23,320,690  $  156,445,595 $            -
                                                            ============== ==============  ============== ==============
   Foreign cash............................................ $            - $            -  $            - $            -
                                                            ============== ==============  ============== ==============
@Premiums received on options written...................... $            - $            -  $            - $            -
                                                            ============== ==============  ============== ==============
+Including securities on loan.............................. $  217,265,263 $   20,382,797  $  125,638,671 $            -
                                                            ============== ==============  ============== ==============

SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended November 30, 2005            STATEMENTS OF OPERATIONS (Unaudited)              129

                                                                ASSET      BLUE CHIP    CAPITAL                  GOVERNMENT
                                                              ALLOCATION    GROWTH    CONSERVATION CORE EQUITY   SECURITIES
                                                                 FUND        FUND         FUND        FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................... $   980,294  $  275,839  $         -  $ 4,946,113  $         -
Dividends (affiliated)......................................      10,731       1,275            -       16,654            -
Securities lending income...................................           -         424       15,850            -       15,660
Interest (unaffiliated).....................................   1,834,362          56    2,358,320      152,512    2,763,093
Interest (affiliated).......................................       3,850           -        2,750            -            -
                                                             -----------  ----------  -----------  -----------  -----------
   Total investment income*.................................   2,829,237     277,594    2,376,920    5,115,279    2,778,753
                                                             -----------  ----------  -----------  -----------  -----------
EXPENSES:
Investment advisory and management fees.....................     439,943     204,899      229,803    2,075,297      330,057
Administrative service fee..................................      61,592      17,929       32,172      183,467       46,208
Transfer agent fees and expenses............................         691         691          691          921          921
Custodian fees..............................................      49,246      16,070       21,046       60,520       16,415
Reports to shareholders.....................................      17,899       4,209       45,296        6,370       12,819
Audit and tax fees..........................................      14,629      14,872       16,711       14,158       16,705
Legal fees..................................................       2,619       1,419        1,711        5,534        2,131
Directors' fees and expenses................................       8,369       2,058       22,181       24,622        6,051
Interest expense............................................           -           -            -          142            -
Other expenses..............................................       6,058       3,094        3,793       13,002        5,449
                                                             -----------  ----------  -----------  -----------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly................     601,046     265,241      373,404    2,384,033      436,756
                                                             -----------  ----------  -----------  -----------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3)........................................           -           -            -     (156,270)           -
   Fees paid indirectly (Note 7)............................           -        (578)           -      (22,425)           -
                                                             -----------  ----------  -----------  -----------  -----------
   Net expenses.............................................     601,046     264,663      373,404    2,205,338      436,756
                                                             -----------  ----------  -----------  -----------  -----------
Net investment income (loss)................................   2,228,191      12,931    2,003,516    2,909,941    2,341,997
                                                             -----------  ----------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....  10,328,545     794,707     (441,055)  10,904,504      568,688
  Net realized gain (loss) on investments (affiliated)......           -           -            -       (2,020)           -
  Net realized gain (loss) on futures contracts and written
   options contracts........................................     560,409           -            -            -            -
  Net realized foreign exchange gain (loss) on other
   assets and liabilities...................................           -      (1,506)           -            -            -
                                                             -----------  ----------  -----------  -----------  -----------
  Net realized gain (loss) on investments and foreign
   currencies...............................................  10,888,954     793,201     (441,055)  10,902,484      568,688
                                                             -----------  ----------  -----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)...............................  (7,436,106)  3,264,678   (2,202,395)   8,620,080   (3,760,499)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).................................     292,039      34,770         (435)     458,283            -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts..........     204,250           -            -            -            -
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities.............................           2         (59)           -            -            -
                                                             -----------  ----------  -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies.................................................  (6,939,815)  3,299,389   (2,202,830)   9,078,363   (3,760,499)
                                                             -----------  ----------  -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies.........................................   3,949,139   4,092,590   (2,643,885)  19,980,847   (3,191,811)
                                                             -----------  ----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................ $ 6,177,330  $4,105,521  $  (640,369) $22,890,788  $  (849,814)
                                                             ===========  ==========  ===========  ===========  ===========
*Net of foreign withholding taxes on interest and
 dividends of............................................... $     2,296  $    1,039  $     1,301  $    12,192  $         -
                                                             -----------  ----------  -----------  -----------  -----------

                                                               GROWTH &      HEALTH      INCOME &
                                                                INCOME      SCIENCES      GROWTH
                                                                 FUND         FUND         FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................... $ 1,456,956  $   236,495  $ 3,307,058
Dividends (affiliated)......................................           -            -            -
Securities lending income...................................       2,985       39,812       14,399
Interest (unaffiliated).....................................      38,734          270        3,562
Interest (affiliated).......................................           -            -            -
                                                             -----------  -----------  -----------
   Total investment income*.................................   1,498,675      276,577    3,325,019
                                                             -----------  -----------  -----------
EXPENSES:
Investment advisory and management fees.....................     611,926      813,622      888,346
Administrative service fee..................................      57,113       56,954       80,759
Transfer agent fees and expenses............................         691          691          691
Custodian fees..............................................      15,709       23,204       27,558
Reports to shareholders.....................................      16,119       13,834       21,303
Audit and tax fees..........................................      14,193       14,719       14,188
Legal fees..................................................       2,445        2,297        2,924
Directors' fees and expenses................................       7,671        6,736       10,303
Interest expense............................................           -            -        1,413
Other expenses..............................................       4,906        5,413        6,627
                                                             -----------  -----------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly................     730,773      937,470    1,054,112
                                                             -----------  -----------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3)........................................     (37,274)           -      (96,550)
   Fees paid indirectly (Note 7)............................           -       (7,835)           -
                                                             -----------  -----------  -----------
   Net expenses.............................................     693,499      929,635      957,562
                                                             -----------  -----------  -----------
Net investment income (loss)................................     805,176     (653,058)   2,367,457
                                                             -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....   5,894,580   10,648,590    8,871,475
  Net realized gain (loss) on investments (affiliated)......           -            -            -
  Net realized gain (loss) on futures contracts and written
   options contracts........................................           -    1,390,187            -
  Net realized foreign exchange gain (loss) on other
   assets and liabilities...................................           -       (4,979)           -
                                                             -----------  -----------  -----------
  Net realized gain (loss) on investments and foreign
   currencies...............................................   5,894,580   12,033,798    8,871,475
                                                             -----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)...............................  (2,971,541)  11,917,221      290,481
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).................................           -            -            -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts..........           -      266,645            -
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities.............................           -         (969)           -
                                                             -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies.................................................  (2,971,541)  12,182,897      290,481
                                                             -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies.........................................   2,923,039   24,216,695    9,161,956
                                                             -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................ $ 3,728,215  $23,563,637  $11,529,413
                                                             ===========  ===========  ===========
*Net of foreign withholding taxes on interest and
 dividends of............................................... $         -  $     5,920  $         -
                                                             -----------  -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

130      STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED        For the Period Ended November 30, 2005

                                                 INFLATION  INTERNATIONAL INTERNATIONAL INTERNATIONAL  LARGE CAP   LARGE CAPITAL
                                                 PROTECTED    EQUITIES     GOVERNMENT     GROWTH I      GROWTH        GROWTH
                                                   FUND         FUND        BOND FUND       FUND         FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................ $       -   $ 5,510,762   $     3,750   $ 3,596,540  $ 1,482,384    $  42,078
Dividends (affiliated)..........................         -             -             -             -            -            -
Securities lending income.......................         -        12,030             -        91,437        5,827            -
Interest (unaffiliated).........................   425,899       318,582     3,223,708        98,018       59,993        4,679
Interest (affiliated)...........................         -             -             -             -            -            -
                                                 ---------   -----------   -----------   -----------  -----------    ---------
   Total investment income*.....................   425,899     5,841,374     3,227,458     3,785,995    1,548,204       46,757
                                                 ---------   -----------   -----------   -----------  -----------    ---------
EXPENSES:
Investment advisory and management fees.........    33,460       974,139       365,474     1,831,826    1,509,884       38,152
Administrative service fee......................     4,684       202,577        51,166       135,824      124,343        3,561
Transfer agent fees and expenses................       286         5,740           231           460          462          286
Custodian fees..................................    16,596       350,343        54,593       278,548       24,917       38,531
Reports to shareholders.........................     1,238        31,504        13,626        35,035       35,421        1,307
Audit and tax fees..............................    16,186        17,512        16,515        17,470       14,178       13,692
Legal fees......................................     1,843         3,784         2,227         4,031       19,175        1,742
Directors' fees and expenses....................       262        18,127         6,559        16,857       16,419          351
Interest expense................................         -             -           156           550       10,105            -
Other expenses..................................     2,602        34,626         5,889         9,433        8,572        2,972
                                                 ---------   -----------   -----------   -----------  -----------    ---------
   Total expenses before fee waivers,
    expense reimbursements, and fees
    paid indirectly.............................    77,157     1,638,352       516,436     2,330,034    1,763,476      100,594
                                                 ---------   -----------   -----------   -----------  -----------    ---------
   Fees waived and expenses reimbursed by
    investment adviser (Note 3).................   (33,659)            -             -      (370,326)     (58,238)     (58,211)
   Fees paid indirectly (Note 7)................         -             -             -             -            -            -
                                                 ---------   -----------   -----------   -----------  -----------    ---------
   Net expenses.................................    43,498     1,638,352       516,436     1,959,708    1,705,238       42,383
                                                 ---------   -----------   -----------   -----------  -----------    ---------
Net investment income (loss)....................   382,401     4,203,022     2,711,022     1,826,287     (157,034)       4,374
                                                 ---------   -----------   -----------   -----------  -----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments
   (unaffiliated)...............................   (13,586)   23,911,031     4,356,395    17,640,482   11,347,809     (108,070)
  Net realized gain (loss) on investments
   (affiliated).................................         -             -             -             -            -            -
  Net realized gain (loss) on futures contracts
   and written options contracts................         -     2,258,489             -             -            -            -
  Net realized foreign exchange gain (loss) on
   other assets and liabilities.................         -      (587,487)     (123,740)      (72,322)           -         (145)
                                                 ---------   -----------   -----------   -----------  -----------    ---------
Net realized gain (loss) on investments and
 foreign currencies.............................   (13,586)   25,582,033     4,232,655    17,568,160   11,347,809     (108,215)
                                                 ---------   -----------   -----------   -----------  -----------    ---------
  Change in unrealized appreciation
   (depreciation) on investments
   (unaffiliated)...............................  (583,346)   42,240,399    (7,902,623)   21,982,185    7,711,158      846,188
  Change in unrealized appreciation
   (depreciation) on investments
   (affiliated).................................         -             -             -             -            -            -
  Change in unrealized appreciation
   (depreciation) on futures contracts and
   written options contracts....................         -       (18,792)            -             -            -            -
  Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities.......         -       (74,533)      (49,676)        7,926            -            -
                                                 ---------   -----------   -----------   -----------  -----------    ---------
Net unrealized gain (loss) on investments and
 foreign currencies.............................  (583,346)   42,147,074    (7,952,299)   21,990,111    7,711,158      846,188
                                                 ---------   -----------   -----------   -----------  -----------    ---------
Net realized and unrealized gain (loss) on
 investments and foreign currencies.............  (596,932)   67,729,107    (3,719,644)   39,558,271   19,058,967      737,973
                                                 ---------   -----------   -----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................... $(214,531)  $71,932,129   $(1,008,622)  $41,384,558  $18,901,933    $ 742,347
                                                 =========   ===========   ===========   ===========  ===========    =========
*Net of foreign withholding taxes on interest
 and dividends of............................... $       -   $   276,370   $     1,389   $   198,069  $         -    $      92
                                                 ---------   -----------   -----------   -----------  -----------    ---------

                                                    MIDCAP       MID CAP
                                                    INDEX       STRATEGIC
                                                     FUND      GROWTH FUND
--------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................ $ 13,512,180  $   19,489
Dividends (affiliated)..........................            -           -
Securities lending income.......................      252,405           -
Interest (unaffiliated).........................      908,718       4,513
Interest (affiliated)...........................            -           -
                                                 ------------  ----------
   Total investment income*.....................   14,673,303      24,002
                                                 ------------  ----------
EXPENSES:
Investment advisory and management fees.........    2,796,379      37,585
Administrative service fee......................      712,794       3,759
Transfer agent fees and expenses................        6,184         286
Custodian fees..................................      101,493      38,531
Reports to shareholders.........................      157,803       1,308
Audit and tax fees..............................       14,094      13,692
Legal fees......................................       14,550       1,746
Directors' fees and expenses....................       80,256         361
Interest expense................................            -           -
Other expenses..................................       34,699       2,983
                                                 ------------  ----------
   Total expenses before fee waivers,
    expense reimbursements, and fees
    paid indirectly.............................    3,918,252     100,251
                                                 ------------  ----------
   Fees waived and expenses reimbursed by
    investment adviser (Note 3).................            -     (54,612)
   Fees paid indirectly (Note 7)................            -           -
                                                 ------------  ----------
   Net expenses.................................    3,918,252      45,639
                                                 ------------  ----------
Net investment income (loss)....................   10,755,051     (21,637)
                                                 ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments
   (unaffiliated)...............................   86,641,827     270,231
  Net realized gain (loss) on investments
   (affiliated).................................            -           -
  Net realized gain (loss) on futures contracts
   and written options contracts................    5,729,269           -
  Net realized foreign exchange gain (loss) on
   other assets and liabilities.................            -           -
                                                 ------------  ----------
Net realized gain (loss) on investments and
 foreign currencies.............................   92,371,096     270,231
                                                 ------------  ----------
  Change in unrealized appreciation
   (depreciation) on investments
   (unaffiliated)...............................   90,801,612   1,088,913
  Change in unrealized appreciation
   (depreciation) on investments
   (affiliated).................................            -           -
  Change in unrealized appreciation
   (depreciation) on futures contracts and
   written options contracts....................      (40,150)          -
  Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities.......            -           -
                                                 ------------  ----------
Net unrealized gain (loss) on investments and
 foreign currencies.............................   90,761,462   1,088,913
                                                 ------------  ----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies.............  183,132,558   1,359,144
                                                 ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................... $193,887,609  $1,337,507
                                                 ============  ==========
*Net of foreign withholding taxes on interest
 and dividends of............................... $          -  $      176
                                                 ------------  ----------

SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended November 30, 2005      STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED        131

                                                               MONEY     NASDAQ-100(R)  SCIENCE &                  SMALL CAP
                                                              MARKET I       INDEX      TECHNOLOGY    SMALL CAP      INDEX
                                                                FUND         FUND          FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................... $        -   $  280,787   $  2,935,554  $ 2,992,966  $ 4,838,508
Dividends (affiliated)......................................          -            -              -            -        1,416
Securities lending income...................................          -       12,247         45,121      112,662      427,969
Interest (unaffiliated).....................................  7,334,047       55,390        127,499       19,252      633,666
Interest (affiliated).......................................          -            -              -            -            -
                                                             ----------   ----------   ------------  -----------  -----------
   Total investment income*.................................  7,334,047      348,424      3,108,174    3,124,880    5,901,559
                                                             ----------   ----------   ------------  -----------  -----------
EXPENSES:
Investment advisory and management fees.....................    955,278      180,578      5,224,632    2,774,935    1,270,327
Administrative service fee..................................    143,011       31,601        410,460      218,913      285,500
Transfer agent fees and expenses............................      7,639        3,897          4,818          517        4,765
Custodian fees..............................................     23,140       14,267         74,603       94,135      115,952
Reports to shareholders.....................................     39,446        8,423        115,764       70,714       54,301
Audit and tax fees..........................................     13,106       14,725         14,110       14,145       14,177
Legal fees..................................................      1,633        1,761         10,629        5,784        5,671
Directors' fees and expenses................................     18,222        3,983         54,557       27,150       28,639
Interest expense............................................          -            -              -        1,097            -
Other expenses..............................................      8,490        8,663         25,951       13,604       14,537
                                                             ----------   ----------   ------------  -----------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly................  1,209,965      267,898      5,935,524    3,220,994    1,793,869
                                                             ----------   ----------   ------------  -----------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3)........................................    (90,067)           -              -     (250,087)           -
   Fees paid indirectly (Note 7)............................          -            -       (138,577)           -            -
                                                             ----------   ----------   ------------  -----------  -----------
   Net expenses.............................................  1,119,898      267,898      5,796,947    2,970,907    1,793,869
                                                             ----------   ----------   ------------  -----------  -----------
Net investment income (loss)................................  6,214,149       80,526     (2,688,773)     153,973    4,107,690
                                                             ----------   ----------   ------------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....          -    1,321,385     76,611,132   35,458,664   26,376,763
  Net realized gain (loss) on investments (affiliated)......          -            -              -       51,407        2,349
  Net realized gain (loss) on futures contracts and written
   options contracts........................................          -       22,582              -            -    2,130,056
  Net realized foreign exchange gain (loss) on other assets
   and liabilities..........................................          -            -         (2,885)           -            -
                                                             ----------   ----------   ------------  -----------  -----------
Net realized gain (loss) on investments and foreign
 currencies.................................................          -    1,343,967     76,608,247   35,510,071   28,509,168
                                                             ----------   ----------   ------------  -----------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)...............................          -    5,632,962    (17,744,576)  27,091,247   42,365,982
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).................................          -            -              -      (12,991)     136,254
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts..........          -      130,805              -            -    1,429,225
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities.............................          -            -          2,381            -            -
                                                             ----------   ----------   ------------  -----------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies.................................................          -    5,763,767    (17,742,195)  27,078,256   43,931,461
                                                             ----------   ----------   ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies.........................................          -    7,107,734     58,866,052   62,588,327   72,440,629
                                                             ----------   ----------   ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................ $6,214,149   $7,188,260   $ 56,177,279  $62,742,300  $76,548,319
                                                             ==========   ==========   ============  ===========  ===========
*Net of foreign withholding taxes on interest and
 dividends of............................................... $        -   $      924   $     88,298  $     4,252  $     3,443
                                                             ----------   ----------   ------------  -----------  -----------

                                                               SOCIAL        STOCK
                                                              AWARENESS      INDEX       VALUE
                                                                FUND         FUND        FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................... $ 3,626,421  $ 44,044,698 $  825,751
Dividends (affiliated)......................................      17,918       450,580          -
Securities lending income...................................      21,471       290,660          -
Interest (unaffiliated).....................................     173,129       491,991    115,966
Interest (affiliated).......................................           -             -          -
                                                             -----------  ------------ ----------
   Total investment income*.................................   3,838,939    45,277,929    941,717
                                                             -----------  ------------ ----------
EXPENSES:
Investment advisory and management fees.....................     966,554     5,846,626    319,557
Administrative service fee..................................     135,318     1,603,048     28,678
Transfer agent fees and expenses............................         691         7,815        460
Custodian fees..............................................      29,195       212,640     16,181
Reports to shareholders.....................................      37,638       398,866      3,205
Audit and tax fees..........................................      14,184         4,302     14,731
Legal fees..................................................       4,277        34,585      1,465
Directors' fees and expenses................................      17,786       195,846      1,088
Interest expense............................................           -             -          -
Other expenses..............................................       9,846        92,942      2,393
                                                             -----------  ------------ ----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly................   1,215,489     8,396,670    387,758
                                                             -----------  ------------ ----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3)........................................           -             -          -
   Fees paid indirectly (Note 7)............................           -             -          -
                                                             -----------  ------------ ----------
   Net expenses.............................................   1,215,489     8,396,670    387,758
                                                             -----------  ------------ ----------
Net investment income (loss)................................   2,623,450    36,881,259    553,959
                                                             -----------  ------------ ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....  25,089,629    71,066,885  1,118,254
  Net realized gain (loss) on investments (affiliated)......           -       714,511          -
  Net realized gain (loss) on futures contracts and written
   options contracts........................................     176,919     1,166,158          -
  Net realized foreign exchange gain (loss) on other assets
   and liabilities..........................................           -             -          -
                                                             -----------  ------------ ----------
Net realized gain (loss) on investments and foreign
 currencies.................................................  25,266,548    72,947,554  1,118,254
                                                             -----------  ------------ ----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)...............................  (8,910,790)  131,110,071    801,869
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).................................     488,634    11,595,186          -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts..........      39,200     1,380,805          -
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities.............................           -             -          -
                                                             -----------  ------------ ----------
Net unrealized gain (loss) on investments and foreign
 currencies.................................................  (8,382,956)  144,086,062    801,869
                                                             -----------  ------------ ----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies.........................................  16,883,592   217,033,616  1,920,123
                                                             -----------  ------------ ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................ $19,507,042  $253,914,875 $2,474,082
                                                             ===========  ============ ==========
*Net of foreign withholding taxes on interest and
 dividends of............................................... $         -  $          - $    6,676
                                                             -----------  ------------ ----------

SEE NOTES TO FINANCIAL STATEMENTS

       132             STATEMENTS OF CHANGES IN NET ASSETS

                                                                  ASSET ALLOCATION               BLUE CHIP
                                                                        FUND                    GROWTH FUND
                                                             --------------------------  ------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended       For the
                                                             November 30,   Year Ended   November 30,  Year Ended
                                                                 2005        May 31,         2005       May 31,
                                                             (Unaudited)       2005      (Unaudited)      2005
                                                             ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,228,191  $  4,226,547  $    12,931  $   215,494
 Net realized gain (loss) on investments and foreign
   currencies...............................................   10,888,954    10,554,583      793,201    1,640,354
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   (6,939,815)     (818,899)   3,299,389    1,139,883
                                                             ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    6,177,330    13,962,231    4,105,521    2,995,731
                                                             ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,250,001)   (4,250,003)           -     (168,526)
 Net realized gain on securities............................            -    (7,242,855)           -            -
                                                             ------------  ------------  -----------  -----------
Total distributions to shareholders.........................   (2,250,001)  (11,492,858)           -     (168,526)
                                                             ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................  (19,254,132)   (7,460,401)   3,946,010    5,442,129
                                                             ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (15,326,803)   (4,991,028)   8,051,531    8,269,334
NET ASSETS:
Beginning of period.........................................  187,309,474   192,300,502   48,638,143   40,368,809
                                                             ------------  ------------  -----------  -----------
End of period+.............................................. $171,982,671  $187,309,474  $56,689,674  $48,638,143
                                                             ============  ============  ===========  ===========
+ Includes accumulated undistributed net investment
 income (loss).............................................. $    149,222  $    171,032  $    56,106  $    43,175
                                                             ============  ============  ===========  ===========

                                                                CAPITAL CONSERVATION
                                                                        FUND                 CORE EQUITY FUND
                                                             -------------------------  --------------------------
                                                               For the                    For the
                                                              Six Months                 Six Months
                                                                Ended        For the       Ended        For the
                                                             November 30,   Year Ended  November 30,   Year Ended
                                                                 2005        May 31,        2005        May 31,
                                                             (Unaudited)       2005     (Unaudited)       2005
                                                             ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,003,516  $ 3,264,822  $  2,909,941  $  7,514,205
 Net realized gain (loss) on investments and foreign
   currencies...............................................     (441,055)      50,318    10,902,484     7,172,272
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   (2,202,830)   1,635,063     9,078,363    21,045,635
                                                             ------------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................     (640,369)   4,950,203    22,890,788    35,732,112
                                                             ------------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,040,002)  (3,375,002)   (2,570,001)   (7,470,010)
 Net realized gain on securities............................            -     (454,517)            -             -
                                                             ------------  -----------  ------------  ------------
Total distributions to shareholders.........................   (2,040,002)  (3,829,519)   (2,570,001)   (7,470,010)
                                                             ------------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   23,423,333    7,946,078   (51,562,974)  (89,397,919)
                                                             ------------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   20,742,962    9,066,762   (31,242,187)  (61,135,817)
NET ASSETS:
Beginning of period.........................................   86,902,600   77,835,838   540,619,722   601,755,539
                                                             ------------  -----------  ------------  ------------
End of period+.............................................. $107,645,562  $86,902,600  $509,377,535  $540,619,722
                                                             ============  ===========  ============  ============
+ Includes accumulated undistributed net investment
 income (loss).............................................. $    124,545  $   161,031  $    447,958  $    108,018
                                                             ============  ===========  ============  ============

SEE NOTES TO FINANCIAL STATEMENTS

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        133


                                                                GOVERNMENT SECURITIES          GROWTH & INCOME
                                                                        FUND                        FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2005        May 31,         2005        May 31,
                                                             (Unaudited)       2005      (Unaudited)       2005
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,341,997  $  4,259,821  $    805,176  $  2,481,877
 Net realized gain (loss) on investments and foreign
   currencies...............................................      568,688       370,686     5,894,580    11,094,924
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   (3,760,499)    4,382,017    (2,971,541)    4,025,652
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................     (849,814)    9,012,524     3,728,215    17,602,453
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,390,001)   (4,345,003)     (770,002)   (2,470,001)
 Net realized gain on securities............................            -             -             -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................   (2,390,001)   (4,345,003)     (770,002)   (2,470,001)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (5,516,465)  (15,466,080)  (16,576,873)  (25,145,088)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (8,756,280)  (10,798,559)  (13,618,660)  (10,012,636)
NET ASSETS:
Beginning of period.........................................  135,548,516   146,347,075   169,724,216   179,736,852
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $126,792,236  $135,548,516  $156,105,556  $169,724,216
                                                             ============  ============  ============  ============
+ Includes accumulated undistributed net investment
 income (loss).............................................. $    154,432  $    202,436  $     71,818  $     36,644
                                                             ============  ============  ============  ============

                                                                HEALTH SCIENCES FUND        INCOME & GROWTH FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2005        May 31,         2005        May 31,
                                                             (Unaudited)       2005      (Unaudited)       2005
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   (653,058) $ (1,191,194) $  2,367,457  $  4,772,367
 Net realized gain (loss) on investments and foreign
   currencies...............................................   12,033,798    11,974,818     8,871,475    15,876,721
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   12,182,897   (13,097,824)      290,481     3,926,751
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   23,563,637    (2,314,200)   11,529,413    24,575,839
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -             -    (2,100,003)   (4,790,006)
 Net realized gain on securities............................            -    (7,252,739)            -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................            -    (7,252,739)   (2,100,003)   (4,790,006)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (1,425,955)    6,057,770   (11,835,733)  (18,362,322)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   22,137,682    (3,509,169)   (2,406,323)    1,423,511
NET ASSETS:
Beginning of period.........................................  150,540,850   154,050,019   231,351,487   229,927,976
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $172,678,532  $150,540,850  $228,945,164  $231,351,487
                                                             ============  ============  ============  ============
+ Includes accumulated undistributed net investment
 income (loss).............................................. $   (652,442) $        616  $    341,044  $     73,590
                                                             ============  ============  ============  ============

SEE NOTES TO FINANCIAL STATEMENTS

       134       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                                                           INTERNATIONAL EQUITIES
                                                              INFLATION PROTECTED FUND              FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months  For the Period  Six Months
                                                                Ended      December 20,     Ended        For the
                                                             November 30,     2004*      November 30,   Year Ended
                                                                 2005        through         2005        May 31,
                                                             (Unaudited)   May 31, 2005  (Unaudited)       2005
                                                             ------------ -------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   382,401   $   136,725   $  4,203,022  $  7,376,589
 Net realized gain (loss) on investments and foreign
   currencies...............................................     (13,586)        3,889     25,582,033     5,058,114
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................    (583,346)      112,510     42,147,074    22,669,797
                                                             -----------   -----------   ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    (214,531)      253,124     71,932,129    35,104,500
                                                             -----------   -----------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................    (360,002)     (111,350)    (3,900,003)   (7,045,012)
 Net realized gain on securities............................           -             -              -             -
                                                             -----------   -----------   ------------  ------------
Total distributions to shareholders.........................    (360,002)     (111,350)    (3,900,003)   (7,045,012)
                                                             -----------   -----------   ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   5,034,580    10,731,228     66,231,247   262,117,743
                                                             -----------   -----------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   4,460,047    10,873,002    134,263,373   290,177,231
NET ASSETS:
Beginning of period.........................................  10,873,002             -    493,944,862   203,767,631
                                                             -----------   -----------   ------------  ------------
End of period+.............................................. $15,333,049   $10,873,002   $628,208,235  $493,944,862
                                                             ===========   ===========   ============  ============
+ Includes accumulated undistributed net investment
 income (loss).............................................. $    47,774   $    25,375   $    646,861  $    343,842
                                                             ===========   ===========   ============  ============

                                                              INTERNATIONAL GOVERNMENT     INTERNATIONAL GROWTH I
                                                                      BOND FUND                     FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2005        May 31,         2005        May 31,
                                                             (Unaudited)       2005      (Unaudited)       2005
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,711,022  $  5,616,670  $  1,826,287  $  3,804,009
 Net realized gain (loss) on investments and foreign
   currencies...............................................    4,232,655     8,741,274    17,568,160    43,893,963
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   (7,952,299)    2,755,014    21,990,111    (9,235,918)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   (1,008,622)   17,112,958    41,384,558    38,462,054
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,500,001)   (8,325,043)   (2,170,003)   (3,815,009)
 Net realized gain on securities............................            -   (12,733,073)            -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................   (2,500,001)  (21,058,116)   (2,170,003)   (3,815,009)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (3,286,114)    8,033,507   (22,177,769)  (44,382,224)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (6,794,737)    4,088,349    17,036,786    (9,735,179)
NET ASSETS:
Beginning of period.........................................  148,171,299   144,082,950   374,189,298   383,924,477
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $141,376,562  $148,171,299  $391,226,084  $374,189,298
                                                             ============  ============  ============  ============
+ Includes accumulated undistributed net investment
 income (loss).............................................. $  1,184,740  $    973,719  $    270,373  $    614,089
                                                             ============  ============  ============  ============

--------
*  Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        135


                                                                LARGE CAP GROWTH FUND     LARGE CAPITAL GROWTH FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months  For the Period
                                                                Ended        For the        Ended      December 20,
                                                             November 30,   Year Ended   November 30,     2004*
                                                                 2005        May 31,         2005        through
                                                             (Unaudited)       2005      (Unaudited)   May 31, 2005
                                                             ------------  ------------  ------------ --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   (157,034) $  2,192,405  $     4,374   $    12,665
 Net realized gain (loss) on investments and foreign
   currencies...............................................   11,347,809    21,772,310     (108,215)     (375,192)
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................    7,711,158   (12,503,854)     846,188       211,756
                                                             ------------  ------------  -----------   -----------
Net increase (decrease) in net assets resulting from
 operations.................................................   18,901,933    11,460,861      742,347      (150,771)
                                                             ------------  ------------  -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -    (1,950,003)           -        (1,070)
 Net realized gain on securities............................            -             -            -             -
                                                             ------------  ------------  -----------   -----------
Total distributions to shareholders.........................            -    (1,950,003)           -        (1,070)
                                                             ------------  ------------  -----------   -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................  (35,795,294)  (77,497,314)           -    10,001,070
                                                             ------------  ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (16,893,361)  (67,986,456)     742,347     9,849,229
NET ASSETS:
Beginning of period.........................................  365,291,843   433,278,299    9,849,229             -
                                                             ------------  ------------  -----------   -----------
End of period+.............................................. $348,398,482  $365,291,843  $10,591,576   $ 9,849,229
                                                             ============  ============  ===========   ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $     15,775  $    172,809  $    15,969   $    11,595
                                                             ============  ============  ===========   ===========

                                                                    MIDCAP INDEX FUND        MID CAP STRATEGIC GROWTH FUND
                                                             ------------------------------  ----------------------------
                                                                For the                        For the
                                                               Six Months                     Six Months
                                                                 Ended          For the         Ended      For the Period
                                                              November 30,     Year Ended    November 30,   December 20,
                                                                  2005          May 31,          2005      2004* through
                                                              (Unaudited)         2005       (Unaudited)    May 31, 2005
                                                             --------------  --------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   10,755,051  $   16,302,022  $   (21,637)   $   (16,376)
 Net realized gain (loss) on investments and foreign
   currencies...............................................     92,371,096      78,890,928      270,231       (304,937)
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................     90,761,462     129,467,227    1,088,913        297,521
                                                             --------------  --------------  -----------    -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    193,887,609     224,660,177    1,337,507        (23,792)
                                                             --------------  --------------  -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................    (10,080,005)    (16,250,010)           -         (1,555)
 Net realized gain on securities............................              -     (31,449,287)           -              -
                                                             --------------  --------------  -----------    -----------
Total distributions to shareholders.........................    (10,080,005)    (47,699,297)           -         (1,555)
                                                             --------------  --------------  -----------    -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................     44,788,464     193,558,369            -     10,001,555
                                                             --------------  --------------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    228,596,068     370,519,249    1,337,507      9,976,208
NET ASSETS:
Beginning of period.........................................  1,925,333,931   1,554,814,682    9,976,208              -
                                                             --------------  --------------  -----------    -----------
End of period+.............................................. $2,153,929,999  $1,925,333,931  $11,313,715    $ 9,976,208
                                                             ==============  ==============  ===========    ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $      894,746  $      219,700  $   (21,964)   $      (327)
                                                             ==============  ==============  ===========    ===========

--------
*  Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS

       136       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                 MONEY MARKET I FUND     NASDAQ-100(R) INDEX FUND
                                                             --------------------------  ------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended       For the
                                                             November 30,   Year Ended   November 30,  Year Ended
                                                                 2005        May 31,         2005       May 31,
                                                             (Unaudited)       2005      (Unaudited)      2005
                                                             ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  6,214,149  $  6,209,016  $    80,526  $   663,529
 Net realized gain (loss) on investments and foreign
   currencies...............................................            -             -    1,343,967     (304,754)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................            -             -    5,763,767    3,987,744
                                                             ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    6,214,149     6,209,016    7,188,260    4,346,519
                                                             ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (6,214,149)   (6,209,139)           -     (636,617)
 Net realized gain on securities............................            -             -            -            -
                                                             ------------  ------------  -----------  -----------
Total distributions to shareholders.........................   (6,214,149)   (6,209,139)           -     (636,617)
                                                             ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (6,929,411)  (45,772,928)  (2,472,417)  (6,279,097)
                                                             ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (6,929,411)  (45,773,051)   4,715,843   (2,569,195)
NET ASSETS:
Beginning of period.........................................  407,933,453   453,706,504   90,519,879   93,089,074
                                                             ------------  ------------  -----------  -----------
End of period+.............................................. $401,004,042  $407,933,453  $95,235,722  $90,519,879
                                                             ============  ============  ===========  ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $          -  $          -  $    99,198  $    18,672
                                                             ============  ============  ===========  ===========

                                                                  SCIENCE & TECHNOLOGY
                                                                          FUND                     SMALL CAP FUND
                                                             ------------------------------  --------------------------
                                                                For the                        For the
                                                               Six Months                     Six Months
                                                                 Ended          For the         Ended        For the
                                                              November 30,     Year Ended    November 30,   Year Ended
                                                                  2005          May 31,          2005        May 31,
                                                              (Unaudited)         2005       (Unaudited)       2005
                                                             --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   (2,688,773) $     (148,055) $    153,973  $ (1,044,843)
 Net realized gain (loss) on investments and foreign
   currencies...............................................     76,608,247      76,319,634    35,510,071    85,107,281
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    (17,742,195)    (64,404,667)   27,078,256    (9,325,020)
                                                             --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................     56,177,279      11,766,912    62,742,300    74,737,418
                                                             --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................              -               -             -             -
 Net realized gain on securities............................              -               -             -             -
                                                             --------------  --------------  ------------  ------------
Total distributions to shareholders.........................              -               -             -             -
                                                             --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (114,703,211)   (208,296,917)  (39,782,922)  (75,947,756)
                                                             --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    (58,525,932)   (196,530,005)   22,959,378    (1,210,338)
NET ASSETS:
Beginning of period.........................................  1,210,236,209   1,406,766,214   606,922,691   608,133,029
                                                             --------------  --------------  ------------  ------------
End of period+.............................................. $1,151,710,277  $1,210,236,209  $629,882,069  $606,922,691
                                                             ==============  ==============  ============  ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $   (2,881,285) $     (192,512) $     98,334  $    (55,639)
                                                             ==============  ==============  ============  ============

SEE NOTES TO FINANCIAL STATEMENTS

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        137


                                                                                              SOCIAL AWARENESS
                                                                SMALL CAP INDEX FUND                FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2005        May 31,         2005        May 31,
                                                             (Unaudited)       2005      (Unaudited)       2005
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  4,107,690  $  4,590,487  $  2,623,450  $  5,766,525
 Net realized gain (loss) on investments and foreign
   currencies...............................................   28,509,168    25,196,427    25,266,548    18,369,511
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   43,931,461    22,236,982    (8,382,956)    6,407,491
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   76,548,319    52,023,896    19,507,042    30,543,527
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (3,820,008)   (5,465,009)   (2,350,003)   (5,645,004)
 Net realized gain on securities............................            -             -             -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................   (3,820,008)   (5,465,009)   (2,350,003)   (5,645,004)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................  116,999,198   159,140,729   (28,461,088)  (27,155,208)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  189,727,509   205,699,616   (11,304,049)   (2,256,685)
NET ASSETS:
Beginning of period.........................................  686,566,739   480,867,123   396,563,494   398,820,179
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $876,294,248  $686,566,739  $385,259,445  $396,563,494
                                                             ============  ============  ============  ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $    390,261  $    102,579  $    393,835  $    120,388
                                                             ============  ============  ============  ============

                                                                    STOCK INDEX FUND                 VALUE FUND
                                                             ------------------------------  -------------------------
                                                                For the                        For the
                                                               Six Months                     Six Months
                                                                 Ended          For the         Ended        For the
                                                              November 30,     Year Ended    November 30,   Year Ended
                                                                  2005          May 31,          2005        May 31,
                                                              (Unaudited)         2005       (Unaudited)       2005
                                                             --------------  --------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   36,881,259  $   75,095,075  $    553,959  $   107,636
 Net realized gain (loss) on investments and foreign
   currencies...............................................     72,947,554      93,119,848     1,118,254    2,337,834
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    144,086,062     161,268,149       801,869     (154,895)
                                                             --------------  --------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    253,914,875     329,483,072     2,474,082    2,290,575
                                                             --------------  --------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................    (34,190,002)    (73,920,013)     (250,000)     (22,649)
 Net realized gain on securities............................              -     (62,425,954)            -     (491,833)
                                                             --------------  --------------  ------------  -----------
Total distributions to shareholders.........................    (34,190,002)   (136,345,967)     (250,000)    (514,482)
                                                             --------------  --------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................     (7,909,281)     47,614,181   130,265,735    6,642,220
                                                             --------------  --------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    211,815,592     240,751,286   132,489,817    8,418,313
NET ASSETS:
Beginning of period.........................................  4,471,146,300   4,230,395,014    22,890,367   14,472,054
                                                             --------------  --------------  ------------  -----------
End of period+.............................................. $4,682,961,892  $4,471,146,300  $155,380,184  $22,890,367
                                                             ==============  ==============  ============  ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $    4,313,716  $    1,622,459  $    390,068  $    86,109
                                                             ==============  ==============  ============  ===========

SEE NOTES TO FINANCIAL STATEMENTS

       138          NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 24 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund              Large Capital Growth Fund
Blue Chip Growth Fund              Mid Cap Index Fund
Capital Conservation Fund          Mid Cap Strategic Growth Fund
Core Equity Fund                   (formerly Mid Capital Growth Fund)
Government Securities Fund         Money Market I Fund
Growth & Income Fund               Nasdaq-100(R) Index Fund
Health Sciences Fund               Science & Technology Fund
Income & Growth Fund               Small Cap Fund
Inflation Protected Fund           Small Cap Index Fund
International Equities Fund        Social Awareness Fund
International Government Bond Fund Stock Index Fund
International Growth I Fund        Value Fund
Large Cap Growth Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund, Inflation Protected Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

 For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     139


 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the period ended November 30, 2005 the following Fund had options written:

                                                          Written Options
                                                       ---------------------
                                                        Health Sciences Fund
                                                       ---------------------
                                                       Number of   Premiums
                                                       Contracts   Received
                                                       --------- -----------
   Options outstanding as of May 31, 2005.............    7,102  $ 2,849,745
   Options written....................................   13,469    4,338,504
   Options terminated in closing purchase transactions  (12,433)  (4,026,169)
   Options exercised..................................     (378)    (280,351)
   Options expired....................................       --           --
                                                       ---------------------
   Options outstanding as of November 30, 2005........    7,760  $ 2,881,729
                                                       ---------------------

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. A Fund's activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward foreign currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of a Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

       140    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


 As of November 30, 2005, the following funds held a percentage of an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                       Percentage  Principal
                  Fund                 Ownership    Amount
                  -------------------------------------------
                  Growth & Income.....    1.43%   $ 2,135,000
                  Large Cap Growth....    7.52%    11,256,000
                  Large Capital Growth    0.19%       281,000
                  Money Market I......    0.40%       595,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co. Repurchase Agreement, dated November 30, 2005, bearing interest at a rate of 3.48% per annum, with a principal amount of $149,641,000, a repurchase price of $149,655,465, and maturity date of December 1, 2005. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal      Market
        Type of Collateral    Rate     Date     Amount        Value
        ---------------------------------------------------------------
        U.S. Treasury Notes   4.75%  11/15/08 $150,900,000 $152,635,199

 As of November 30, 2005, the following funds held a percentage of an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                    Percentage  Principal
                     Fund           Ownership    Amount
                     -------------------------------------
                     Money Market I    4.33%   $13,000,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC Repurchase Agreement, dated November 30, 2005, bearing interest at a rate of 3.94% per annum, with a principal amount of $300,000,000, a repurchase price of $300,032,833, and maturity date of December 1, 2005. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
-------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds   2.38%  1/15/25  $ 50,000,000 $ 54,722,130
U.S. Treasury Inflation Index Bonds   3.63%  4/15/28   162,007,000  251,396,810

D. Mortgage-Backed Dollar Rolls

 During the period ended November 30, 2005, the Asset Allocation Fund and Capital Conservation Fund and entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund, had no TBA Rolls outstanding at November 30, 2005.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     141


G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

 Dividends from net investment income, if any, are normally declared and paid quarterly, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

 VALIC receives from VC I a monthly fee based on each fund's average daily net asset value at the following annual rates.

       International Equities Fund  0.35% on the first $500 million;
                                    0.25% on the assets over $500 million
       ------------------------------------------------------------------
       Mid Cap Index Fund*          0.35% on the first $500 million;
       Small Cap Index Fund*        0.25% on $500 million to $3 billion
       Stock Index Fund*            0.20% on $3 billion to $5 billion
                                    0.15% on assets over $5 billion
       ------------------------------------------------------------------
       Blue Chip Growth Fund        0.80%
       ------------------------------------------------------------------
       Core Equity Fund*            0.80% on the first $250 million;
                                    0.75% on the next $250 million
                                    0.70% on $500 million to $1 billion
                                    0.65% on assets over $1 billion
       ------------------------------------------------------------------
       Growth & Income Fund         0.75%
       ------------------------------------------------------------------
       Science & Technology Fund*   0.90% on first $500 million
                                    0.85% on assets over $500 million
       ------------------------------------------------------------------
       Small Cap Fund*              0.90% on the first $250 million;
                                    0.85% on the next $250 million
                                    0.80% on $500 million to $1 billion
                                    0.75% on assets over $1 billion
       ------------------------------------------------------------------
       Health Sciences Fund*        1.00% on first $500 million
                                    0.95% on assets over $500 million
       ------------------------------------------------------------------
       Inflation Protected Fund     0.50% on the first $250 million;
                                    0.45% on the next $250 million
                                    0.40% on assets over $500 million
       ------------------------------------------------------------------
       International Growth I Fund* 0.95% on the first $250 million;
                                    0.90% on the next $250 million
                                    0.85% on $500 million to $1 billion
                                    0.80% on assets over $1 billion
       ------------------------------------------------------------------
       Large Cap Growth Fund        0.85%
       ------------------------------------------------------------------

       142    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

    Large Capital Growth Fund*          0.69% on the first $250 million;
                                        0.64% on the next $250 million
                                        0.59% on assets over $500 million
    -----------------------------------------------------------------------
    Mid Cap Strategic Growth Fund       0.70% on the first $250 million;
                                        0.65% on the next $250 million
                                        0.60% on assets over $500 million
    -----------------------------------------------------------------------
    Asset Allocation Fund               0.50%
    Social Awareness Fund
    -----------------------------------------------------------------------
    Capital Conservation Fund*          0.50% on the first $250 million;
    Government Securities Fund*         0.45% on the next $250 million
    International Government Bond Fund* 0.40% on $500 million to $1 billion
                                        0.35% on assets over $1 billion
    -----------------------------------------------------------------------
    Money Market I Fund*                0.40%
    Nasdaq-100(R) Index Fund
    -----------------------------------------------------------------------
    Income & Growth Fund*               0.77% on the first $250 million;
                                        0.72% on the next $250 million
                                        0.67% on $500 million to $1 billion
                                        0.62% on assets over $1 billion
    -----------------------------------------------------------------------
    Value Fund*                         0.78% on the first $250 million;
                                        0.73% on the next $250 million
                                        0.68% on $500 million to $1 billion
                                        0.63% on assets over $1 billion

 * Prior to October 1, 2005, the management fees for the Mid Cap Index Fund, Small Cap Index Fund, and Stock Index Fund were 0.35% on the first $500 million and 0.25% on assets over $500 million; the Core Equity Fund was 0.80%; Science & Technology Fund and Small Cap Fund were 0.90%; Health Sciences Fund was 1.00%; International Growth I Fund was 0.95; Large Capital Growth Fund was 0.85%; Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market I Fund were 0.50%; Income & Growth Fund was 0.77%; and Value Fund was 0.78%.

 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2006. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                                Maximum
                                                Expenses
                      Fund                     Limitation
                      -----------------------------------
                      Blue Chip Growth........    1.10%
                      Core Equity.............    0.85%
                      Growth & Income.........    0.85%
                      Income & Growth.........    0.83%
                      Inflation Protected.....    0.65%
                      International Growth I..    1.01%
                      Large Cap Growth........    0.96%
                      Large Capital Growth*...    0.80%
                      Mid Cap Strategic Growth    0.85%
                      Money Market I*.........    0.55%
                      Small Cap...............    0.95%
                      Value...................    1.30%

 * Prior to October 1, 2005, the expense limitations for the Large Capital Growth and the Money Market I Fund were 0.85% and 0.56% respectively.

 VALIC has entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--sub-adviser for the Asset
        Allocation Fund, Capital Conservation Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
     AIG SunAmerica Asset Management Corp.--sub-adviser for the Growth & Income
        Fund, Large Cap Growth Fund, Money Market I Fund, and a portion of the Large Capital Growth Fund.
     A I M Capital Management, Inc.*--sub-adviser for a portion of the Large
        Capital Growth Fund and a portion of the International Growth I Fund. American Century Investment Management, Inc. and American Century Global
        Investment Management, Inc. (collectively, "American Century")--sub-adviser for the Income & Growth Fund, a portion of the International Growth I Fund, and a portion of the Small Cap Fund.
     Brazos Capital Management, LP--sub-adviser for a portion of the Mid Cap
        Strategic Growth Fund.
     Franklin Portfolio Associates, LLC--sub-adviser for a portion of the Small
        Cap Fund.
     Massachusetts Financial Services Company ("MFS")--sub-adviser for a portion of the International Growth I Fund.
     Morgan Stanley Investment Management, Inc. (d/b/a/"Van
        Kampen")--sub-adviser for a portion of the Mid Cap Strategic Growth
        Fund.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     143

     OppenheimerFunds, Inc.--sub-adviser for the Value Fund.
     RCM Capital Management, LLC **--sub-adviser for a portion of the Science &
        Technology Fund.
     T. Rowe Price Associates, Inc.--sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and Small Cap Fund.
     WM Advisors, Inc.--sub-adviser for a portion of the Core Equity Fund. Wellington Management Company, LLP--sub-adviser for a portion of the Core
        Equity Fund.

 * Effective June 20, 2005, AIM Capital Management, Inc. and Massachusetts Financial Services Company ("MFS") became sub-advisers for the International Growth I Fund, each managing a portion of the assets of the Fund. American Century Investment Management, Inc. continues to manage a portion of the assets of the International Growth I Fund.

 ** Effective September 19, 2005, RCM Capital Management, LLC ("RCM") became a sub-adviser for the Science & Technology Fund, managing a portion of the assets of the Fund. T. Rowe Price Associates, Inc. continues to manage a portion of the assets of the Science & Technology Fund.

 The sub-advisers are compensated for their services by VALIC.

 VC I, on behalf of each Fund has entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended November 30, 2005, the Series accrued $4,631,431 for accounting and administrative services.

 VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2005, the Series accrued $50,525 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2005, VC I has deferred $8,532 of director compensation.

 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I and VC II are responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. The following amounts for the retirement plan liability are included in the payable for Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors' fees and expenses line on the Statement of Operations:

                                               Retirement Plan Retirement Plan
                               Retirement Plan     Expense        Payments
                               Liability as of --------------- ---------------
                                November 30,        For the period ended
 Fund                               2005              November 30, 2005
 ----------------------------- --------------- -------------------------------
 Asset Allocation.............    $ 42,267         $ 3,678         $   461
 Blue Chip Growth.............       7,520             917              --
 Capital Conservation.........      30,171          10,142             213
 Core Equity..................     188,711          10,917           1,362
 Government Securities........      45,859           2,692             340
 Growth & Income..............      48,822           3,378             425
 Health Sciences..............      24,015           3,007              --
 Income & Growth..............      52,884           4,556              --
 Inflation Protected..........         340             167              --
 International Equities.......      36,996           8,300           1,371
 International Government Bond      36,642           2,892             377
 International Growth I.......      89,955           7,498              --
 Large Cap Growth.............     107,097           7,514              --
 Large Capital Growth.........         516             194              --
 Mid Cap Index................     299,438          35,848           4,970
 Mid Cap Strategic Growth.....         519             197              --
 Money Market I...............     130,607           8,258           1,043
 Nasdaq-100 Index(R)..........      15,659           1,780              --
 Science & Technology.........     288,716          24,144           3,003
 Small Cap....................     139,846          12,112              --
 Small Cap Index..............      82,311          13,138           1,894
 Social Awareness.............      88,172           7,852             992
 Stock Index..................     927,072          86,816          11,472
 Value........................       3,383             545              --

       144    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


 At November 30, 2005, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

              Fund                           VALIC  AIGAIC  AGL
              ----------------------------- ------  ------ -----
              Asset Allocation.............  99.97%    --      *
              Blue Chip Growth.............  99.75%    --      *
              Capital Conservation......... 100.00%    --     --
              Core Equity.................. 100.00%    --     --
              Government Securities........  89.71% 10.29%    --
              Growth & Income..............  93.45%  6.55%    --
              Health Sciences..............  99.96%    --      *
              Income & Growth..............  99.98%    --      *
              Inflation Protected.......... 100.00%    --     --
              International Equities.......  98.87%     *      *
              International Government Bond 100.00%    --     --
              International Growth I....... 100.00%    --     --
              Large Cap Growth............. 100.00%    --     --
              Large Capital Growth......... 100.00%    --     --
              Mid Cap Index................  98.48%    --      *
              Mid Cap Strategic Growth..... 100.00%    --     --
              Money Market I...............  84.01%     *  14.96%
              Nasdaq-100(R) Index..........  94.95%    --   5.03%
              Science & Technology.........  99.71%     *      *
              Small Cap.................... 100.00%    --     --
              Small Cap Index..............  99.20%    --      *
              Social Awareness............. 100.00%    --     --
              Stock Index..................  95.06%     *      *
              Value........................ 100.00%    --     --

--------
*Less than 5% ownership.

 As disclosed in the schedule of investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended November 30, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                               Change in
                                                                 Market Value                      Realized   Unrealized
Fund                              Security               Income   at 5/31/05  Purchases   Sales   Gain/(Loss) Gain/(Loss)
-------------------- ---------------------------------- -------- ------------ ---------- -------- ----------- -----------
Asset Allocation.... American International Group, Inc. $ 10,731 $ 1,402,638  $       -- $     --  $     --   $   292,647
Asset Allocation.... Riviera Holdings Corp.
                     11.00% 6/15/10                        3,850      76,825          --       --        --          (608)
Blue Chip Growth.... American International Group, Inc.    1,275     166,650          --       --        --        34,770
Capital Conservation Riviera Holdings Corp.
                     11.00% 6/15/10                        2,750      54,875          --       --        --          (435)
Core Equity......... American International Group, Inc.   16,654   2,231,721          --   84,630    (2,020)      458,283
Small Cap........... Perini Corp.                             --     393,588          --  466,280    58,406        14,286
Small Cap........... Steinway Musical Instruments, Inc.       --     344,881          --   43,805    (6,999)      (27,277)
Small Cap Index..... Perini Corp.                             --      61,361     148,594    2,853     1,574       130,588
Small Cap Index..... Steinway Musical Instruments, Inc.       --     114,101      23,152    1,586       545       (16,437)
Small Cap Index..... 21st Century Insurance Group          1,416     184,935     129,010    4,041       213        63,604
Small Cap Index..... Riviera Holdings Corp.                   --          --     123,565    1,486        17       (41,501)
Social Awareness.... American International Group, Inc.   17,918   2,341,988          --       --        --       488,634
Stock Index......... American International Group, Inc.  450,580  58,905,220   1,189,007  859,539   714,511    11,595,185

                       Premium    Market Value
Fund                 Amortization at 11/30/05
-------------------- ------------ ------------
Asset Allocation....    $  --     $ 1,695,285
Asset Allocation....
                         (617)         75,600
Blue Chip Growth....       --         201,420
Capital Conservation
                         (440)         54,000
Core Equity.........       --       2,603,354
Small Cap...........       --              --
Small Cap...........       --         266,800
Small Cap Index.....       --         339,264
Small Cap Index.....       --         119,775
Small Cap Index.....       --         373,721
Small Cap Index.....       --          80,595
Social Awareness....       --       2,830,622
Stock Index.........       --      71,544,384

 During the period, the following funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                                  International     Mid Cap
                                    Growth I    Strategic Growth Value Fund
                                  ------------- ---------------- ----------
     J.P. Morgan Securities, Inc.    $5,790           $--           $--
     J.P. Morgan Securities, Ltd.     1,762            --            --
     Morgan Stanley & Co., Inc...        --            28            --
     Oppenheimer & Co., Inc......        --            --            84

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     145


Note 4 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended November 30, 2005, were as follows:

                               Purchases of      Sales of
                                investment      investment
                                securities      securities
                              (excluding U.S. (excluding U.S. Purchases of U.S. Sales of U.S.
                                government      government       government      government
Fund                            securities)     securities)      securities      securities
----------------------------- --------------- --------------- ----------------- --------------
Asset Allocation.............  $ 97,110,610    $100,798,438    $20,878,151.00   $30,120,196.49
Blue Chip Growth.............    12,649,371       8,746,377                --               --
Capital Conservation.........    70,691,333      55,274,861        34,300,614       29,196,363
Core Equity..................   101,248,810     152,259,715                --               --
Government Securities........     2,550,810       2,535,055        87,346,655       91,594,723
Growth & Income..............   121,009,443     135,828,160                --               --
Health Sciences..............    52,080,138      54,098,186                --               --
Income & Growth..............    85,892,857      97,509,021                --               --
Inflation Protected..........     1,559,395         190,271         4,461,966        1,240,426
International Equities.......   364,950,543     293,761,256                --               --
International Government Bond   127,648,367     127,678,260        15,948,723       18,973,934
International Growth I.......   242,452,598     259,415,618                --               --
Large Cap Growth.............   215,907,662     262,281,490                --               --
Large Capital Growth.........     5,710,585       5,841,445                --               --
Mid Cap Index................   302,580,837     207,972,548                --               --
Mid Cap Strategic Growth.....    11,822,722      11,163,242                --               --
Nasdaq-100(R) Index..........     1,940,571       6,604,043                --               --
Science & Technology.........   296,108,580     389,513,000                --               --
Small Cap....................   260,825,103     288,376,091                --               --
Small Cap Index..............   273,054,140     149,466,917                --               --
Social Awareness.............   293,233,478     322,717,061                --               --
Stock Index..................   143,523,501     154,908,434                --               --
Value........................   143,513,531      21,595,918                --               --

Note 5 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, principal paydown adjustments, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at May 31, 2005.

 The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2005.

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Asset Allocation.............. $  161,414,604  $ 14,849,613 $  5,004,286  $  9,845,327
Blue Chip Growth..............     50,100,607     9,940,486    1,632,340     8,308,146
Capital Conservation..........    117,738,475    20,283,538   22,086,999    (1,803,461)
Core Equity...................    468,818,484    74,431,771   37,448,662    36,983,109
Government Securities.........    142,821,192       319,933    2,398,761    (2,078,828)
Growth & Income...............    153,113,075    13,302,475    2,093,273    11,209,202
Health Sciences...............    194,431,963    36,054,382   16,547,101    19,507,281
Income & Growth...............    239,763,017    26,803,416   12,571,767    14,231,649
Inflation Protected...........     15,664,501            --      475,040      (475,040)
International Equities........    564,870,101    77,167,736   10,705,369    66,462,367
International Government Bond*    135,075,696     4,977,185    3,691,852     1,285,333
International Growth I........    391,478,424    54,386,641    2,819,996    51,566,645
Large Cap Growth..............    324,452,839    33,549,907    5,287,674    28,262,233
Large Capital Growth..........      9,516,811     1,168,279      114,666     1,053,613
Mid Cap Index.................  2,126,709,170   551,374,090  157,188,463   394,185,627
Mid Cap Strategic Growth......     10,130,805     1,516,524      131,530     1,384,994
Money Market I................    399,613,866            --           --            --
Nasdaq-100(R) Index...........     87,132,322    22,793,380    5,908,651    16,884,729
Science & Technology..........  1,158,649,751   120,047,324   76,452,993    43,594,331
Small Cap.....................    661,124,132   123,114,238   27,050,954    96,063,284
Small Cap Index...............    986,595,930   166,249,265   55,577,531   110,671,734
Social Awareness..............    384,699,648    31,382,744   10,270,978    21,111,766

       146    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

                 Identified Cost     Gross         Gross     Net Unrealized
                 of Investments    Unrealized    Unrealized   Appreciation
     Fund             Owned       Appreciation  Depreciation (Depreciation)
     ----------- --------------- -------------- ------------ --------------
     Stock Index $3,270,995,669  $1,915,976,125 $384,009,082 $1,531,967,043
     Value......    152,364,159       7,012,200    4,969,737      2,042,463

--------
*The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2005.

 The tax basis distributable earnings at May 31, 2005 and the tax character of distributions paid during the year ended May 31, 2005 were as follows:

                                         Distributable Earnings               Tax Distributions
                               ------------------------------------------- -----------------------
                                           Long-Term Gains/
                                             Capital Loss     Unrealized                Long-Term
                                Ordinary    Carryover And    Appreciation   Ordinary     Capital
Fund                             Income      Other Losses   (Depreciation)   Income       Gains
------------------------------ ----------- ---------------- -------------- ----------- -----------
Asset Allocation.............. $ 1,415,414 $     9,083,246  $   16,989,388 $ 7,039,090 $ 4,453,768
Blue Chip Growth..............      48,966      (1,982,186)      5,008,631     168,526          --
Capital Conservation..........     177,661        (277,260)        399,369   3,546,130     283,389
Core Equity...................     290,315    (186,115,368)     27,904,746   7,470,010          --
Government Securities.........     242,157      (2,744,384)      1,681,671   4,345,003          --
Growth & Income...............      81,606     (28,086,250)     14,180,743   2,470,001          --
Health Sciences...............   1,665,685       4,985,952       7,681,617          --   7,252,739
Income & Growth...............     109,002     (22,531,701)     13,941,168   4,790,006          --
Inflation Protected...........      33,644              --         108,306     111,350          --
International Equities........   1,363,835      (6,275,340)     24,168,995   7,045,012          --
International Government Bond*   4,979,422       8,063,980       5,355,573  10,907,390   5,251,507
International Growth I........     813,450    (168,749,668)     29,584,048   3,815,009          --
Large Cap Growth..............     272,775    (331,629,437)     20,551,075   1,950,003          --
Large Capital Growth..........      11,922        (370,861)        207,425       1,070          --
Mid Cap Index.................   7,621,586      73,934,189     303,384,015  22,834,216  24,865,081
Mid Cap Strategic Growth......          --        (303,495)        296,081       1,555          --
Money Market I................     126,909              --              --   6,209,139          --
Nasdaq-100(R) Index...........      23,363      (8,113,619)     11,251,767     636,617          --
Science & Technology..........          --  (1,712,407,326)     61,176,097          --          --
Small Cap.....................          --     (29,318,562)     68,985,028          --          --
Small Cap Index...............  10,662,366      16,513,802      68,169,498   5,465,009          --
Social Awareness..............     196,210     (26,506,681)     29,533,921   5,645,004          --
Stock Index...................   3,575,294      95,042,470   1,389,261,786  76,332,202  60,013,765
Value.........................     937,501          13,682       1,240,594      22,649     491,833

--------
*The Distributable Earnings and Tax Distributions for International Government
 Bond Fund are for the tax year ended September 30, 2005.

 As of May 31, 2005, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                            Capital Loss Carryforward
                         ---------------------------------------------------------------
Fund                          2009          2010         2011        2012        2013
------------------------ -------------- ------------ ------------ ----------- ----------
Blue Chip Growth*....... $    1,872,942 $    957,898 $  1,926,868 $   371,470 $       --
Capital Conservation....             --           --           --          --     50,164
Core Equity.............      2,934,676   72,344,700   78,196,502  32,639,490         --
Government Securities...             --           --           --   1,250,061  1,300,788
Growth & Income.........             --           --   28,086,250          --         --
Income & Growth.........             --    2,779,354   19,509,810     242,537         --
International Equities..             --           --    5,416,543     318,652         --
International Growth I..      2,367,409   75,705,853   90,616,760          --         --
Large Cap Growth........    150,587,901   77,415,024  102,053,141   1,573,371         --
Large Capital Growth....             --           --           --          --    370,861
Mid Cap Strategic Growth             --           --           --          --    303,495
Nasdaq-100(R) Index.....         24,628    1,657,023    3,340,356     637,691  2,259,403
Science & Technology....  1,125,723,172  404,504,281  171,964,888          --         --
Small Cap...............      3,746,543   25,572,019           --          --         --
Social Awareness........             --           --   25,472,613   1,034,068         --

--------
*The capital loss carryforward includes $3,121,426 of capital losses from the acquisition of VC I Growth Fund on August 27, 2004. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     147


 The Fund's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

                                             Capital Loss
                                             Carryforward
                      Fund                     Utilized
                      ---------------------- ------------
                      Blue Chip Growth...... $ 1,393,096
                      Core Equity...........   5,121,958
                      Growth & Income.......  10,945,038
                      Income & Growth.......  15,781,913
                      International Equities   6,483,523
                      International Growth I  43,590,548
                      Large Cap Growth......  21,971,788
                      Science & Technology..   3,964,258
                      Small Cap.............  80,525,024
                      Social Awareness......  17,849,759
                      Value.................     677,498

 Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2005, the Funds elected to defer capital losses as follows :

                              Deferred Post-October Deferred Post-October
       Fund                       Capital Loss          Currency Loss
       ---------------------- --------------------- ---------------------
       Capital Conservation..      $   227,096            $     --
       Government Securities.          193,535                  --
       International Equities               --             506,047
       International Growth I               --              59,646
       Nasdaq-100(R) Index...          194,518                  --
       Science & Technology..       10,208,747               6,238

 For the year ended May 31, 2005, the International Equities Fund elected to defer $34,098 of Post October Passive Foreign Investment Company ("PFIC") loss deferrals.

Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                         Asset Allocation                                     Blue Chip Growth
                        --------------------------------------------------  ----------------------------------------------------
                          For the period ended       For the year ended       For the period ended        For the year ended
                           November 30, 2005*           May 31, 2005           November 30, 2005*            May 31, 2005
                        ------------------------  ------------------------  ------------------------  --------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold............    738,265  $  9,188,973   2,508,057  $ 30,754,292   1,550,336  $ 13,362,250    1,728,959  $  13,680,168
Shares issued in merger         --            --          --            --          --            --      493,674      3,787,688
Reinvested dividends...    180,091     2,250,001     926,092    11,492,858          --            --       19,920        168,526
Shares redeemed........ (2,466,284)  (30,693,106) (4,046,850)  (49,707,551) (1,098,984)   (9,416,240)  (1,511,507)   (12,194,253)
                        ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase (decrease) (1,547,928) $(19,254,132)   (612,701) $ (7,460,401)    451,352  $  3,946,010      731,046  $   5,442,129
                        ==========  ============  ==========  ============  ==========  ============  ===========  =============

                                       Capital Conservation                                      Core Equity
                        --------------------------------------------------  ----------------------------------------------------
                          For the period ended       For the year ended       For the period ended        For the year ended
                           November 30, 2005*           May 31, 2005           November 30, 2005*            May 31, 2005
                        ------------------------  ------------------------  ------------------------  --------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold............  3,753,905  $ 35,973,392   2,608,800  $ 25,227,318   1,121,942  $ 14,106,007    2,912,042  $  34,878,334
Reinvested dividends...    214,558     2,040,002     395,276     3,829,519     202,068     2,570,001      615,040      7,470,010
Shares redeemed........ (1,512,767)  (14,590,061) (2,174,055)  (21,110,759) (5,421,456)  (68,238,982) (10,957,557)  (131,746,263)
                        ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase (decrease)  2,455,696  $ 23,423,333     830,021  $  7,946,078  (4,097,446) $(51,562,974)  (7,430,475) $ (89,397,919)
                        ==========  ============  ==========  ============  ==========  ============  ===========  =============

                                       Government Securities                                   Growth & Income
                        --------------------------------------------------  ----------------------------------------------------
                          For the period ended       For the year ended       For the period ended        For the year ended
                           November 30, 2005*           May 31, 2005           November 30, 2005*            May 31, 2005
                        ------------------------  ------------------------  ------------------------  --------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold............    834,800  $  8,415,529   1,665,058  $ 16,735,032     392,035  $  5,541,082    1,105,748  $  14,799,432
Reinvested dividends...    239,022     2,390,001     432,605     4,345,003      54,279       770,002      178,683      2,470,001
Shares redeemed........ (1,621,079)  (16,321,995) (3,640,324)  (36,546,115) (1,619,382)  (22,887,957)  (3,144,962)   (42,414,521)
                        ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase (decrease)   (547,257) $ (5,516,465) (1,542,661) $(15,466,080) (1,173,068) $(16,576,873)  (1,860,531) $ (25,145,088)
                        ==========  ============  ==========  ============  ==========  ============  ===========  =============

       148    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


                                      Health Sciences                                         Income & Growth
                 --------------------------------------------------------  -----------------------------------------------------
                     For the period ended          For the year ended         For the period ended         For the year ended
                      November 30, 2005*              May 31, 2005             November 30, 2005*             May 31, 2005
                 ---------------------------  ---------------------------  --------------------------  -------------------------
                    Shares         Amount        Shares         Amount        Shares        Amount        Shares       Amount
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Shares sold.....    1,531,327  $  15,997,326     3,939,992  $  37,966,004    1,215,526  $  12,279,494    3,287,468  $ 31,366,071
Reinvested
 dividends......           --             --       730,387      7,252,739      205,890      2,100,003      500,754     4,790,006
Shares redeemed.   (1,683,885)   (17,423,281)   (4,125,596)   (39,160,973)  (2,591,786)   (26,215,230)  (5,687,332)  (54,518,399)
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Net increase
 (decrease).....     (152,558) $  (1,425,955)      544,783  $   6,057,770   (1,170,370) $ (11,835,733)  (1,899,110) $(18,362,322)
                 ============  =============  ============  =============  ===========  =============  ===========  ============

                                    Inflation Protected                                    International Equities
                 --------------------------------------------------------  -----------------------------------------------------
                                                     For the period
                     For the period ended         December 20, 2004 to        For the period ended         For the year ended
                      November 30, 2005*              May 31, 2005             November 30, 2005*             May 31, 2005
                 ---------------------------  ---------------------------  --------------------------  -------------------------
                    Shares         Amount        Shares         Amount        Shares        Amount        Shares       Amount
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Shares sold.....      703,342  $   7,071,782     1,082,851  $  10,871,299   21,620,960  $ 175,089,412   40,404,226  $299,000,913
Reinvested
 dividends......       36,506        360,002        11,039        111,350      472,383      3,900,003      936,150     7,045,012
Shares redeemed.     (238,240)    (2,397,204)      (24,867)      (251,421) (13,564,213)  (112,758,168)  (5,964,278)  (43,928,182)
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Net increase
 (decrease).....      501,608  $   5,034,580     1,069,023  $  10,731,228    8,529,130  $  66,231,247   35,376,098  $262,117,743
                 ============  =============  ============  =============  ===========  =============  ===========  ============

                               International Government Bond                               International Growth I
                 --------------------------------------------------------  -----------------------------------------------------
                     For the period ended          For the year ended         For the period ended         For the year ended
                      November 30, 2005*              May 31, 2005             November 30, 2005*             May 31, 2005
                 ---------------------------  ---------------------------  --------------------------  -------------------------
                    Shares         Amount        Shares         Amount        Shares        Amount        Shares       Amount
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Shares sold.....      660,805  $   8,632,983     1,669,659  $  22,412,720    1,908,930  $  16,500,368    4,288,009  $ 33,303,810
Reinvested
 dividends......      194,343      2,500,001     1,583,448     21,058,116      250,133      2,170,003      472,775     3,815,009
Shares redeemed.   (1,105,725)   (14,419,098)   (2,643,890)   (35,437,329)  (4,736,894)   (40,848,140) (10,419,550)  (81,501,043)
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Net increase
 (decrease).....     (250,577) $  (3,286,114)      609,217  $   8,033,507   (2,577,831) $ (22,177,769)  (5,658,766) $(44,382,224)
                 ============  =============  ============  =============  ===========  =============  ===========  ============

                                     Large Cap Growth                                       Large Capital Growth
                 --------------------------------------------------------  -----------------------------------------------------
                                                                                                             For the period
                     For the period ended          For the year ended         For the period ended       December 20, 2004+ to
                      November 30, 2005*              May 31, 2005             November 30, 2005*             May 31, 2005
                 ---------------------------  ---------------------------  --------------------------  -------------------------
                    Shares         Amount        Shares         Amount        Shares        Amount        Shares       Amount
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Shares sold.....    1,722,134  $  11,171,251     4,825,409  $  30,286,319           --  $          --    1,000,000  $ 10,000,000
Reinvested
 dividends......           --             --       304,213      1,950,003           --             --          106         1,070
Shares redeemed.   (7,214,604)   (46,966,545)  (17,491,425)  (109,733,636)          --             --           --            --
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Net increase
 (decrease).....   (5,492,470) $ (35,795,294)  (12,361,803) $ (77,497,314)          --  $          --    1,000,106  $ 10,001,070
                 ============  =============  ============  =============  ===========  =============  ===========  ============

                                       Mid Cap Index                                      Mid Cap Strategic Growth
                 --------------------------------------------------------  -----------------------------------------------------
                                                                                                             For the period
                     For the period ended          For the year ended         For the period ended       December 20, 2004+ to
                      November 30, 2005*              May 31, 2005             November 30, 2005*             May 31, 2005
                 ---------------------------  ---------------------------  --------------------------  -------------------------
                    Shares         Amount        Shares         Amount        Shares        Amount        Shares       Amount
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Shares sold.....    7,644,218  $ 172,651,659    15,298,835  $ 308,210,918           --  $          --    1,000,000  $ 10,000,000
Reinvested
 dividends......      437,640     10,080,005     2,271,229     47,699,297           --             --          154         1,555
Shares redeemed.   (6,142,432)  (137,943,200)   (7,984,580)  (162,351,846)          --             --           --            --
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Net increase
 (decrease).....    1,939,426  $  44,788,464     9,585,484  $ 193,558,369           --  $          --    1,000,154  $ 10,001,555
                 ============  =============  ============  =============  ===========  =============  ===========  ============

                                      Money Market I                                        NASDAQ-100(R) Index
                 --------------------------------------------------------  -----------------------------------------------------
                     For the period ended          For the year ended         For the period ended         For the year ended
                      November 30, 2005*              May 31, 2005             November 30, 2005*             May 31, 2005
                 ---------------------------  ---------------------------  --------------------------  -------------------------
                    Shares         Amount        Shares         Amount        Shares        Amount        Shares       Amount
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Shares sold.....  112,893,479  $ 112,893,602   343,187,113  $ 343,187,113    3,297,249  $  14,561,989    8,011,139  $ 33,257,917
Reinvested
 dividends......    6,214,149      6,214,149     6,209,139      6,209,139           --             --      142,755       636,617
Shares redeemed. (126,037,162)  (126,037,162) (395,169,180)  (395,169,180)  (3,896,155)   (17,034,406)  (9,678,790)  (40,173,631)
                 ------------  -------------  ------------  -------------  -----------  -------------  -----------  ------------
Net increase
 (decrease).....   (6,929,534) $  (6,929,411)  (45,772,928) $ (45,772,928)    (598,906) $  (2,472,417)  (1,524,896) $ (6,279,097)
                 ============  =============  ============  =============  ===========  =============  ===========  ============

--------
+Commencement of operations.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     149


                                    Science & Technology                                         Small Cap
                   ------------------------------------------------------  ----------------------------------------------------
                      For the period ended         For the year ended        For the period ended        For the year ended
                       November 30, 2005*             May 31, 2005            November 30, 2005*            May 31, 2005
                   --------------------------  --------------------------  ------------------------  --------------------------
                      Shares        Amount        Shares        Amount       Shares       Amount        Shares        Amount
                   -----------  -------------  -----------  -------------  ----------  ------------  -----------  -------------
Shares sold.......   2,431,772  $  27,683,210    7,753,021  $  82,465,995   1,857,031  $ 21,725,613    4,033,054  $  41,904,735
Reinvested
 dividends........          --             --           --             --          --            --           --             --
Shares redeemed... (12,460,648)  (142,386,421) (27,286,728)  (290,762,912) (5,252,782)  (61,508,535) (11,323,071)  (117,852,491)
                   -----------  -------------  -----------  -------------  ----------  ------------  -----------  -------------
Net increase
 (decrease)....... (10,028,876) $(114,703,211) (19,533,707) $(208,296,917) (3,395,751) $(39,782,922)  (7,290,017) $ (75,947,756)
                   ===========  =============  ===========  =============  ==========  ============  ===========  =============

                                       Small Cap Index                                       Social Awareness
                   ------------------------------------------------------  ----------------------------------------------------
                      For the period ended         For the year ended        For the period ended        For the year ended
                       November 30, 2005*             May 31, 2005            November 30, 2005*            May 31, 2005
                   --------------------------  --------------------------  ------------------------  --------------------------
                      Shares        Amount        Shares        Amount       Shares       Amount        Shares        Amount
                   -----------  -------------  -----------  -------------  ----------  ------------  -----------  -------------
Shares sold.......  11,331,789  $ 181,621,677   14,631,585  $ 214,641,332     899,161  $ 17,620,476    2,991,468  $  55,587,902
Reinvested
 dividends........     234,046      3,820,008      361,706      5,465,009     117,887     2,350,003      295,947      5,645,004
Shares redeemed...  (4,239,189)   (68,442,487)  (4,110,375)   (60,965,612) (2,463,700)  (48,431,567)  (4,640,935)   (88,388,114)
                   -----------  -------------  -----------  -------------  ----------  ------------  -----------  -------------
Net increase
 (decrease).......   7,326,646  $ 116,999,198   10,882,916  $ 159,140,729  (1,446,652) $(28,461,088)  (1,353,520) $ (27,155,208)
                   ===========  =============  ===========  =============  ==========  ============  ===========  =============

                                         Stock Index                                               Value
                   ------------------------------------------------------  ----------------------------------------------------
                      For the period ended         For the year ended        For the period ended        For the year ended
                       November 30, 2005*             May 31, 2005            November 30, 2005*            May 31, 2005
                   --------------------------  --------------------------  ------------------------  --------------------------
                      Shares        Amount        Shares        Amount       Shares       Amount        Shares        Amount
                   -----------  -------------  -----------  -------------  ----------  ------------  -----------  -------------
Shares sold.......   7,569,530  $ 248,872,739   12,944,520  $ 408,130,934  11,577,399  $135,694,126      858,877  $   9,363,642
Reinvested
 dividends........   1,026,120     34,190,002    4,219,795    136,345,967      21,026       250,000       46,308        514,482
Shares redeemed...  (8,839,260)  (290,972,022) (15,783,770)  (496,862,720)   (485,267)   (5,678,391)    (300,217)    (3,235,904)
                   -----------  -------------  -----------  -------------  ----------  ------------  -----------  -------------
Net increase
 (decrease).......    (243,610) $  (7,909,281)   1,380,545  $  47,614,181  11,113,158  $130,265,735      604,968  $   6,642,220
                   ===========  =============  ===========  =============  ==========  ============  ===========  =============

--------
*Unaudited

Note 7 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended November 30, 2005, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                    Fund                 Expense Reductions
                    -------------------- ------------------
                    Blue Chip Growth....      $    578
                    Core Equity.........        22,425
                    Health Sciences.....         7,835
                    Science & Technology       138,577

Note 8 -- Investment Concentration

 Capital Conservation Fund, Government Securities Fund, and Inflation Protected Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 29.11%,61.66%, and 23.71%, respectively, of their net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund and International Growth I Fund. The International Equities Fund had 21.25% and 28.64% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 15.73%,15.77% and 19.17% of its net assets invested in equity securities domiciled in the United Kingdom, France and Japan, respectively.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may consist of relatively more companies in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

       150    NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


Note 9 -- Lines of Credit

 The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted lines of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. For the period ended November 30, 2005, the following funds had borrowings:

                                                         Average   Weighted
                                      Days     Interest    Debt    Average
     Fund                          Outstanding Charges   Utilized  Interest
     ----------------------------- ----------- -------- ---------- --------
     Core Equity..................      1      $   142  $1,360,483   3.75%
     Income & Growth..............     14        1,413     903,994   4.68%
     International Growth I.......      3          550   1,534,525   4.31%
     International Government Bond      1          156   1,602,755   3.50%
     Large Cap Growth.............     39       10,105   2,323,768   3.94%
     Small Cap....................      6        1,097   1,547,612   4.27%

 As of November 30, 2005, none of the Funds had outstanding borrowings.

Note 10 -- Interfund Lending Agreement

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2005, none of the Funds participated in the program.

Note 11 -- Subsequent Events

 At a special meeting of the Board of Director's of VC I held on June 16, 2005, the Board approved the establishment of nine new funds: Broad Cap Value Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund and Large Cap Strategic Growth Fund. These funds commenced operations on December 5, 2005.

 The sub-advisers for these Funds are as follows:

Broad Cap Value Fund             Barrow, Hanley, Mewhinney & Strauss, Inc.
Foreign Value Fund               Templeton Global Advisors, Ltd.
Global Equity Fund               Putnam Investment Management, LLC
Global Strategy Fund             Templeton Investment Counsel, LLC
                                 Franklin Advisers, Inc.
Large Cap Core Fund              Evergreen Investment Management Company, LLC
Small Cap Aggressive Growth Fund Credit Suisse Asset Management, LLC
Small Cap Special Values Fund    Evergreen Investment Management Company, LLC
                                 Putnam Investment Management, LLC
Small Cap Strategic Growth Fund Evergreen Investment Management Company, LLC Large Cap Strategic Growth Fund American Century Investment Management, Inc.

 At a meeting of the Board of Director's of VC I held on October 18, 2005, the Board approved the name change of the Large Cap Strategic Growth Fund to VALIC Ultra Fund and the reorganization of the VC I Large Cap Growth Fund with and into the VC I VALIC Ultra Fund, subject to approval by the shareholders of the VC I Large Cap Growth Fund. If approved, the reorganization is scheduled to occur on or about May 26, 2006.

 Effective February 1, 2006, the management fees for Large Capital Growth Fund will be reduced to 0.64% on the first $750 million and 0.59% on assets over $750 million.

 At a meeting of the Board of Director's of VC I held on January 17, 2006, the Board approved a revision to the dividend policy for all Funds, except the Money Market I Fund, changing the frequency of ordinary income dividends from Quarterly to Annually.

Note 12 -- Other Matters

 On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things. AIG is the indirect parent company and an affiliated person of The Variable Annuity Life Insurance Company ("VALIC"), AIG Global Investment Corp. ("AIGGIC") AIG SunAmerica Asset Management Corp. ("SAAMCo") and Brazos Capital Management, LP ("Brazos"). AIGGIC, SAAMCo and Brazos serve as subadvisers to several of the Funds. Neither VALIC, AIGGIC, SAAMCo, Brazos or their respective officers and directors, nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them. In VALIC's view, the matters alleged in the lawsuit are not material in relation to the financial position of VALIC, AIGGIC, SAAMCo or Brazos, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then VALIC, AIGGIC, SAAMCo and Brazos will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     151


Note 13 -- Fund Mergers

 Pursuant to a plan of reorganization approved by the shareholders of the VC I Growth Fund, on August 26, 2004, the VC I Blue Chip Growth Fund acquired all of the assets and liabilities of VC I Growth Fund. The details of the reorganization which was consummated on August 27, 2004 are set forth below.

 All shares of the VC I Growth Fund were exchanged, tax-free, for shares of VC I Blue Chip Growth Fund. In conjunction with the reorganizations, the VC I Blue Chip Growth Fund is the surviving entity.

 Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the VC I Blue Chip Growth Fund prior to merger................ $40,399,584
Net assets of the VC I Growth Fund prior to merger.......................... $ 3,787,688
                                                                             -----------
Aggregate net assets of the VC I Blue Chip Growth Fund following acquisition $44,187,272
                                                                             -----------
Unrealized appreciation (depreciation) in the Growth Fund................... $   207,846

       152                    FINANCIAL HIGHLIGHTS

                                                                             Asset Allocation Fund
                                               --------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                               Year Ended May 31,
                                                November 30,    ---------------------------------------------------------------
                                                 2005/(g)/          2005           2004           2003         2002       2001
                                               ------------     --------      --------       --------       --------   --------

PER SHARE DATA
Net asset value at beginning of period........   $  12.28       $  12.12      $  11.21       $  11.35       $  12.71   $  14.68
                                               --------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.16/(e)/      0.27/(e)/     0.17/(e)/      0.25/(e)/      0.33       0.43
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....       0.27           0.61          1.07          (0.12)         (1.03)     (0.79)
                                               --------------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................       0.43           0.88          1.24           0.13          (0.70)     (0.36)
                                               --------------------------------------------------------------------------------
Distributions from:
   Investment income..........................      (0.16)         (0.27)        (0.19)         (0.26)         (0.33)     (0.43)
   Realized gain on securities................          -          (0.45)        (0.14)         (0.01)         (0.33)     (1.18)
                                               --------------------------------------------------------------------------------
   Total distributions........................      (0.16)         (0.72)        (0.33)         (0.27)         (0.66)     (1.61)
                                               --------------------------------------------------------------------------------
Net asset value at end of period..............   $  12.55       $  12.28      $  12.12       $  11.21       $  11.35   $  12.71
                                               --------------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................       3.54%          7.31%        11.08%/(f)/     1.28%/(f)/    (5.57)%    (2.46)%
                                               --------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.68%/(b)/     0.65%         0.68%          0.72%          0.64%      0.58%
Ratio of expenses to average net assets/(d)/..       0.68%/(b)/     0.65%         0.68%          0.72%          0.64%      0.58%
Ratio of expense reductions to
 average net assets...........................          -              -             -              -              -          -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       2.53%/(b)/     2.18%         1.47%          2.36%          2.71%      3.10%
Ratio of net investment income (loss) to
 average net assets/(d)/......................       2.53%/(b)/     2.18%         1.47%          2.36%             -          -
Portfolio turnover rate.......................         74%           104%           75%           112%            71%       112%
Number of shares outstanding at end of
 period (000's)...............................     13,708         15,256        15,869         14,704         15,944     16,388
Net assets at end of period (000's)...........   $171,983       $187,309      $192,301       $164,757       $180,925   $208,369

                                                                             Blue Chip Growth Fund
                                               ----------------------------------------------------------------------------
                                                Six Months                                                         November 1,
                                                  Ended                        Year Ended May 31,                   2000* to
                                               November 30,    ------------------------------------------------      May 31,
                                                2005/(g)/          2005         2004          2003        2002        2001
                                               ------------    -------      -------       -------       -------   -----------

PER SHARE DATA
Net asset value at beginning of period........   $  8.32       $  7.89      $  6.79       $  7.26       $  8.57     $ 10.00
                                               ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............      0.00/(e)/     0.04/(e)/   (0.00)/(e)/   (0.01)/(e)/   (0.01)       0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....      0.68          0.42         1.10         (0.46)        (1.29)      (1.43)
                                               ----------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................      0.68          0.46         1.10         (0.47)        (1.30)      (1.41)
                                               ----------------------------------------------------------------------------
Distributions from:
   Investment income..........................         -         (0.03)           -             -         (0.01)      (0.02)
   Realized gain on securities................         -             -            -             -             -           -
                                               ----------------------------------------------------------------------------
   Total distributions........................         -         (0.03)           -             -         (0.01)      (0.02)
                                               ----------------------------------------------------------------------------
Net asset value at end of period..............   $  9.00       $  8.32      $  7.89       $  6.79       $  7.26     $  8.57
                                               ----------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................      8.17%         5.81%       16.20%        (6.47)%      (15.22)%    (14.14)%
                                               ----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..      1.04%/(b)/    1.08%        1.07%         1.24%         1.15%       0.88%/(b)/
Ratio of expenses to average net assets/(d)/..      1.04%/(b)/    1.10%        1.07%         1.24%         1.15%       0.88%/(b)/
Ratio of expense reductions to
 average net assets...........................      0.00%/(b)/    0.01%        0.01%         0.03%         0.00%       0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/......................      0.05%/(b)/    0.47%       (0.02)%       (0.19)%       (0.17)%      0.31%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................      0.05%/(b)/    0.45%       (0.02)%       (0.19)%           -           -
Portfolio turnover rate.......................        17%           42%          30%           44%           39%         70%
Number of shares outstanding at end of
 period (000's)...............................     6,299         5,847        5,116         3,495         2,763       1,702
Net assets at end of period (000's)...........   $56,690       $48,638      $40,369       $23,728       $20,063     $14,592

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                153


                                                                        Capital Conservation Fund
                                               --------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                            Year Ended May 31,
                                                November 30,    ---------------------------------------------------------
                                                 2005/(f)/          2005          2004          2003       2002     2001
                                               ------------     -------      -------        -------      -------  -------

PER SHARE DATA
Net asset value at beginning of period........   $   9.66       $  9.53      $ 10.04        $  9.38      $  9.34  $  8.78
                                               --------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.20/(e)/     0.37/(e)/    0.28/(e)/      0.36/(e)/    0.52     0.58
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....      (0.25)         0.19        (0.37)          0.68         0.04     0.56
                                               --------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................      (0.05)         0.56        (0.09)          1.04         0.56     1.14
                                               --------------------------------------------------------------------------
Distributions from:
   Investment income..........................      (0.21)        (0.38)       (0.31)         (0.38)       (0.52)   (0.58)
   Realized gain on securities................          -         (0.05)       (0.11)             -            -        -
                                               --------------------------------------------------------------------------
   Total distributions........................      (0.21)        (0.43)       (0.42)         (0.38)       (0.52)   (0.58)
                                               --------------------------------------------------------------------------
Net asset value at end of period..............   $   9.40       $  9.66      $  9.53        $ 10.04      $  9.38  $  9.34
                                               --------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................      (0.55)%        5.99%       (0.82)%/(e)/   11.31%        6.12%   13.35%
                                               --------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.81%/(b)/    0.70%        0.68%          0.70%        0.65%    0.58%
Ratio of expenses to average net assets/(d)/..       0.81%/(b)/    0.70%        0.68%          0.70%        0.65%    0.58%
Ratio of expense reductions to
 average net assets...........................          -             -            -              -            -        -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       4.36%/(b)/    3.83%        2.89%          3.77%        5.50%    6.35%
Ratio of net investment income (loss) to
 average net assets/(d)/......................       4.36%/(b)/    3.83%        2.89%          3.77%           -        -
Portfolio turnover rate.......................         97%          198%         171%           218%         132%     418%
Number of shares outstanding at end of
 period (000's)...............................     11,452         8,997        8,167          8,954        7,440    6,058
Net assets at end of period (000's)...........   $107,646       $86,903      $77,836        $89,866      $69,785  $56,560

                                                                               Core Equity Fund
                                               -------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                               Year Ended May 31,
                                                November 30,    --------------------------------------------------------------
                                                 2005/(f)/           2005          2004          2003         2002       2001
                                               ------------     ---------      --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period........   $  12.37        $  11.77      $  10.12      $  11.10      $  13.36   $  23.31
                                               -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.07/(e)/       0.16/(e)/     0.10/(e)/     0.11/(e)/     0.07       0.04
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....       0.49            0.60          1.65         (0.98)        (2.26)     (2.54)
                                               -------------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................       0.56            0.76          1.75         (0.87)        (2.19)     (2.50)
                                               -------------------------------------------------------------------------------
Distributions from:
   Investment income..........................      (0.06)          (0.16)        (0.10)        (0.11)        (0.07)     (0.04)
   Realized gain on securities................          -               -             -             -             -      (7.41)
                                               -------------------------------------------------------------------------------
   Total distributions........................      (0.06)          (0.16)        (0.10)        (0.11)        (0.07)     (7.45)
                                               -------------------------------------------------------------------------------
Net asset value at end of period..............   $  12.87        $  12.37      $  11.77      $  10.12      $  11.10   $  13.36
                                               -------------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................       4.56%           6.48%        17.36%        (7.79)%      (16.43)%   (11.62)%
                                               -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.85%/(b)/      0.85%         0.85%         0.85%         0.84%      0.86%
Ratio of expenses to average net assets/(d)/..       0.91%/(b)/      0.93%         0.95%         0.97%         0.93%      0.88%
Ratio of expense reductions to
 average net assets...........................       0.01%/(b)/      0.01%         0.01%         0.05%         0.00%      0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/......................       1.10%/(b)/     1.30%//        0.88%         1.08%         0.55%      0.24%
Ratio of net investment income (loss) to
 average net assets/(d)/......................       1.04%/(b)/     1.22%//        0.79%         0.96%            -          -
Portfolio turnover rate.......................         20%             31%           28%           25%           64%        71%
Number of shares outstanding at end of
 period (000's)...............................     39,590          43,687        51,118        55,358        61,675     68,430
Net assets at end of period (000's)...........   $509,378        $540,620      $601,756      $560,038      $684,642   $913,980

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       154              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                         Government Securities Fund
                                               ------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                              Year Ended May 31,
                                                November 30,    -------------------------------------------------------------
                                                 2005/(f)/           2005          2004          2003        2002      2001
                                               ------------     --------       --------      --------      --------  --------

PER SHARE DATA
Net asset value at beginning of period........   $  10.14       $   9.82       $  11.24      $  10.37      $  10.07  $   9.51
                                               ------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.18/(e)/      0.31/(e)/      0.27/(e)/     0.38/(e)/     0.51      0.58
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....      (0.24)          0.33          (0.65)         0.95          0.30      0.56
                                               ------------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................      (0.06)          0.64          (0.38)         1.33          0.81      1.14
                                               ------------------------------------------------------------------------------
Distributions from:
   Investment income..........................      (0.19)         (0.32)         (0.29)        (0.39)        (0.51)    (0.58)
   Realized gain on securities................          -              -          (0.75)        (0.07)            -         -
                                               ------------------------------------------------------------------------------
   Total distributions........................      (0.19)         (0.32)         (1.04)        (0.46)        (0.51)    (0.58)
                                               ------------------------------------------------------------------------------
Net asset value at end of period..............   $   9.89       $  10.14       $   9.82      $  11.24      $  10.37  $  10.07
                                               ------------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................      (0.64)%         6.54%/(f)/    (3.40)%       12.99%         8.17%    12.23%
                                               ------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.66%/(b)/     0.66%          0.65%         0.66%         0.63%     0.58%
Ratio of expenses to average net assets/(d)/..       0.66%/(b)/     0.66%          0.65%         0.66%         0.63%     0.58%
Ratio of expense reductions to average net
 assets.......................................          -              -              -             -             -         -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       3.55%/(b)/     3.03%          2.59%         3.54%         4.89%     5.83%
Ratio of net investment income (loss) to
 average net assets/(d)/......................       3.55%/(b)/     3.03%          2.59%         3.54%            -         -
Portfolio turnover rate.......................         69%           216%           169%          201%           89%       84%
Number of shares outstanding at end of
 period (000's)...............................     12,814         13,361         14,904        17,836        12,993    11,873
Net assets at end of period (000's)...........   $126,792       $135,549       $146,347      $200,412      $134,726  $119,514

                                                                             Growth & Income Fund
                                               ------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                              Year Ended May 31,
                                                November 30,    -------------------------------------------------------------
                                                 2005/(f)/          2005          2004          2003         2002       2001
                                               ------------     --------      --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period........   $  14.02       $  12.87      $  11.32      $  12.87      $  14.84   $  21.04
                                               ------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.07/(e)/      0.19/(e)/     0.07/(e)/     0.09/(e)/     0.08       0.11
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....       0.26           1.15          1.55         (1.55)        (1.75)     (2.39)
                                               ------------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................       0.33           1.34          1.62         (1.46)        (1.67)     (2.28)
                                               ------------------------------------------------------------------------------
Distributions from:
   Investment income..........................      (0.07)         (0.19)        (0.07)        (0.09)        (0.09)     (0.11)
   Realized gain on securities................          -              -             -             -         (0.21)     (3.81)
                                               ------------------------------------------------------------------------------
   Total distributions........................      (0.07)         (0.19)        (0.07)        (0.09)        (0.30)     (3.92)
                                               ------------------------------------------------------------------------------
Net asset value at end of period..............   $  14.28       $  14.02      $  12.87      $  11.32      $  12.87   $  14.84
                                               ------------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................       2.35%         10.47%        14.33%       (11.31)%      (11.36)%   (10.91)%
                                               ------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.85%/(b)/     0.85%         0.85%         0.85%         0.85%      0.82%
Ratio of expenses to average net assets/(d)/..       0.90%/(b)/     0.90%         0.89%         0.91%         0.87%      0.83%
Ratio of expense reductions to average net
 assets.......................................          -              -             -             -             -          -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       0.99%/(b)/     1.41%         0.55%         0.82%         0.59%      0.62%
Ratio of net investment income (loss) to
 average net assets/(d)/......................       0.94%/(b)/     1.35%         0.51%         0.76%            -          -
Portfolio turnover rate.......................         76%            74%          168%           97%          110%        65%
Number of shares outstanding at end of
 period (000's)...............................     10,929         12,102        13,963        15,402        17,145     18,026
Net assets at end of period (000's)...........   $156,106       $169,724      $179,737      $174,359      $220,745   $267,487

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                155


                                                                          Health Sciences Fund
                                        ---------------------------------------------------------------------------------
                                          Six Months
                                            Ended                          Year Ended May 31,                    November 1,
                                           November       ---------------------------------------------------      2000* to
                                         30, 2005/(f)/         2005           2004          2003        2002     May 31, 2001
                                        ------------      --------       --------       -------       -------   ------------

PER SHARE DATA
Net asset value at beginning of period.   $   9.49        $  10.06       $   7.98       $  7.76       $  8.93     $ 10.00
                                        ---------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)........      (0.04)/(e)/     (0.08)/(e)/    (0.07)/(e)/   (0.05)/(e)/   (0.04)       0.01
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies.................       1.55           (0.02)          2.15          0.27         (1.13)      (1.07)
                                        ---------------------------------------------------------------------------------
   Total income (loss) from
    investment operations..............       1.51           (0.10)          2.08          0.22         (1.17)      (1.06)
                                        ---------------------------------------------------------------------------------
Distributions from:
   Investment income...................          -               -              -             -             -       (0.01)
   Realized gain on securities.........          -           (0.47)             -             -             -           -
                                        ---------------------------------------------------------------------------------
   Total distributions.................          -           (0.47)             -             -             -       (0.01)
                                        ---------------------------------------------------------------------------------
Net asset value at end of period.......   $  11.00        $   9.49       $  10.06       $  7.98       $  7.76     $  8.93
                                        ---------------------------------------------------------------------------------
TOTAL RETURN/(a)/......................      15.91%          (1.23)%        26.07%         2.84%/(f)/  (13.10)%    (10.60)%
                                        ---------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/...........................       1.15%/(b)/      1.17%          1.15%         1.24%         1.22%       1.08%/(b)/
Ratio of expenses to average net
 assets/(d)/...........................       1.15%/(b)/      1.17%          1.15%         1.24%         1.22%       1.08%/(b)/
Ratio of expense reductions to
 average net assets....................       0.01%/(b)/      0.01%          0.03%         0.03%         0.00%       0.00%
Ratio of net investment income (loss)
 to average net assets/(c)/............      (0.81)%/(b)/    (0.80)%        (0.77)%       (0.75)%       (0.65)%     (0.03)%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/............      (0.81)%/(b)/    (0.80)%        (0.77)%       (0.75)%           -           -
Portfolio turnover rate................         32%             49%            41%           48%           70%        158%
Number of shares outstanding at end
 of period (000's).....................     15,704          15,856         15,312         9,732         7,029       2,684
Net assets at end of period (000's)....   $172,679        $150,541       $154,050       $77,673       $54,514     $23,965

                                                                         Income & Growth Fund
                                        --------------------------------------------------------------------------------
                                          Six Months
                                            Ended                         Year Ended May 31,                   December 11,
                                         November 30,    --------------------------------------------------      2000* to
                                          2005/(f)/          2005          2004          2003         2002     May 31, 2001
                                        ------------     --------      --------      --------      --------   ------------

PER SHARE DATA
Net asset value at beginning of period.   $   9.87       $   9.07      $   7.73      $   8.51      $   9.61     $  10.00
                                        --------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)........       0.10/(e)/      0.20/(e)/     0.13/(e)/     0.11/(e)/     0.08         0.04
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies.................       0.40           0.80          1.34         (0.79)        (1.10)       (0.40)
                                        --------------------------------------------------------------------------------
   Total income (loss) from
    investment operations..............       0.50           1.00          1.47         (0.68)        (1.02)       (0.36)
                                        --------------------------------------------------------------------------------
Distributions from:
   Investment income...................      (0.09)         (0.20)        (0.13)        (0.10)        (0.08)       (0.03)
   Realized gain on securities.........          -              -             -             -             -            -
                                        --------------------------------------------------------------------------------
   Total distributions.................      (0.09)         (0.20)        (0.13)        (0.10)        (0.08)       (0.03)
                                        --------------------------------------------------------------------------------
Net asset value at end of period.......   $  10.28       $   9.87      $   9.07      $   7.73      $   8.51     $   9.61
                                        --------------------------------------------------------------------------------
TOTAL RETURN/(a)/......................       5.11%         11.07%        19.16%        (7.87)%      (10.58)%      (3.60)%
                                        --------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/...........................       0.83%/(b)/     0.83%         0.83%         0.83%         0.83%        0.83%/(b)/
Ratio of expenses to average net
 assets/(d)/...........................       0.91%/(b)/     0.91%         0.91%         0.93%         0.93%        0.87%/(b)/
Ratio of expense reductions to
 average net assets....................          -              -             -             -             -            -
Ratio of net investment income (loss)
 to average net assets/(c)/............       2.05%/(b)/     2.05%         1.50%         1.47%         0.91%        0.79%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/............       1.97%/(b)/     1.97%         1.43%         1.37%            -            -
Portfolio turnover rate................         37%            72%           71%           64%           65%          72%
Number of shares outstanding at end
 of period (000's).....................     22,275         23,445        25,344        26,008        27,664       27,197
Net assets at end of period (000's)....   $228,945       $231,351      $229,928      $200,919      $235,508     $261,303

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       156              FINANCIAL HIGHLIGHTS - CONTINUED


                                                Inflation Protected Fund
                                          ------------------------------
                                          Six Months Ended  December 20, 2004*
                                            November 30,            to
                                             2005/(f)/         May 31, 2005
                                          ----------------  ------------------

PER SHARE DATA
Net asset value at beginning of period...     $ 10.17            $ 10.00
                                          ------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........        0.28/(e)/          0.20/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................       (0.45)              0.10
                                          ------------------------------
   Total income (loss) from investment
    operations...........................       (0.17)              0.30
                                          ------------------------------
Distributions from:
   Investment income.....................       (0.24)             (0.13)
   Realized gain on securities...........           -                  -
                                          ------------------------------
   Total distributions...................       (0.24)             (0.13)
                                          ------------------------------
Net asset value at end of period.........     $  9.76            $ 10.17
                                          ------------------------------
TOTAL RETURN/(a)/........................       (1.64)%             3.00%
                                          ------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................        0.65%/(b)/         0.65%/(b)/
Ratio of expenses to average net
 assets/(d)/.............................        1.15%/(b)/         2.27%/(b)/
Ratio of expense reductions to average
 net assets..............................           -                  -
Ratio of net investment income (loss)
 to average net assets/(c)/..............        5.71%/(b)/         4.67%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/..............        5.21%/(b)/         3.05%/(b)/
Portfolio turnover rate..................          12%                39%
Number of shares outstanding at end of
 period (000's)..........................       1,571              1,069
Net assets at end of period (000's)......     $15,333            $10,873

                                                                      International Equities Fund
                                          ---------------------------------------------------------------------------------
                                          Six Months Ended                          Year Ended May 31,
                                            November 30,     --------------------------------------------------------------
                                             2005/(f)/            2005          2004          2003         2002       2001
                                          ----------------   --------       --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period...     $   7.56       $   6.80       $   5.50      $   6.67      $   8.78   $  12.55
                                          ---------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........         0.06/(e)/      0.16/(e)/      0.12/(e)/     0.09/(e)/     0.09       0.12
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................         0.93           0.73           1.29         (1.20)        (1.07)     (2.46)
                                          ---------------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................         0.99           0.89           1.41         (1.11)        (0.98)     (2.34)
                                          ---------------------------------------------------------------------------------
Distributions from:
   Investment income.....................        (0.05)         (0.13)         (0.11)        (0.06)        (0.16)     (0.09)
   Realized gain on securities...........            -              -              -             -         (0.97)     (1.34)
                                          ---------------------------------------------------------------------------------
   Total distributions...................        (0.05)         (0.13)         (0.11)        (0.06)        (1.13)     (1.43)
                                          ---------------------------------------------------------------------------------
Net asset value at end of period.........     $   8.50       $   7.56       $   6.80      $   5.50      $   6.67   $   8.78
                                          ---------------------------------------------------------------------------------
TOTAL RETURN/(a)/........................        13.15%         13.10%/(f)/    25.78%       (16.64)%      (10.66)%   (19.59)%
                                          ---------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................         0.57%/(b)/     0.67%          0.61%         0.68%         0.78%      0.42%
Ratio of expenses to average net
 assets/(d)/.............................         0.57%/(b)/     0.67%          0.61%         0.68%         0.78%      0.42%
Ratio of expense reductions to average
 net assets..............................            -              -              -             -             -          -
Ratio of net investment income (loss)
 to average net assets/(c)/..............         1.45%/(b)/     2.17%          1.96%         1.71%         1.16%      1.08%
Ratio of net investment income (loss)
 to average net assets/(d)/..............         1.45%/(b)/     2.17%          1.96%         1.71%            -          -
Portfolio turnover rate..................           53%            68%            12%            0%           45%        45%
Number of shares outstanding at end of
 period (000's)..........................       73,869         65,340         29,964        16,491        15,226     13,501
Net assets at end of period (000's)......     $628,208       $493,945       $203,768      $ 90,680      $101,562   $118,524

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                157

                                                                International Government Bond Fund
                                          ----------------------------------------------------------------------------
                                            Six Months
                                              Ended                             Year Ended May 31,
                                           November 30,    -----------------------------------------------------------
                                            2005/(f)/          2005          2004          2003        2002      2001
                                          ------------     --------      --------      --------      --------  -------

PER SHARE DATA
Net asset value at beginning of period...   $  13.04       $  13.40      $  13.83      $  11.04      $  10.10  $ 10.88
                                          ----------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........       0.24/(e)/      0.50/(e)/     0.55/(e)/     0.05/(e)/     0.54     0.43
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................      (0.33)          1.08         (0.25)         2.81          0.49    (0.91)
                                          ----------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................      (0.09)          1.58          0.30          2.86          1.03    (0.48)
                                          ----------------------------------------------------------------------------
Distributions from:
   Investment income.....................      (0.23)         (0.76)        (0.52)            -             -    (0.26)
   Realized gain on securities...........          -          (1.18)        (0.21)        (0.07)        (0.09)   (0.04)
                                          ----------------------------------------------------------------------------
   Total distributions...................      (0.23)         (1.94)        (0.73)        (0.07)        (0.09)   (0.30)
                                          ----------------------------------------------------------------------------
Net asset value at end of period.........   $  12.72       $  13.04      $  13.40      $  13.83      $  11.04  $ 10.10
                                          ----------------------------------------------------------------------------
TOTAL RETURN/(a)/........................      (0.73)%        12.30%         2.10%        25.96%        10.23%   (4.47)%
                                          ----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................       0.71%/(b)/     0.69%         0.72%         0.77%         0.73%    0.58%
Ratio of expenses to average net
 assets/(d)/.............................       0.71%/(b)/     0.69%         0.72%         0.77%         0.73%    0.58%
Ratio of expense reductions to average
 net assets..............................          -              -             -             -             -        -
Ratio of net investment income (loss)
 to average net assets/(c)/..............       3.71%/(b)/     3.77%         3.95%         4.81%         5.71%    3.82%
Ratio of net investment income (loss)
 to average net assets/(d)/..............       3.71%/(b)/     3.77%         3.95%         4.81%            -        -
Portfolio turnover rate..................        101%           136%          119%           70%          110%      72%
Number of shares outstanding at end of
 period (000's)..........................     11,112         11,362        10,753        11,386         9,242    9,898
Net assets at end of period (000's)......   $141,377       $148,171      $144,083      $157,478      $102,053  $99,977

                                                                        International Growth I Fund
                                          ---------------------------------------------------------------------------------
                                            Six Months
                                              Ended                         Year Ended May 31,                    December 11,
                                           November 30,    ---------------------------------------------------      2000* to
                                            2005/(f)/          2005           2004          2003         2002     May 31, 2001
                                          ------------     --------      ---------      --------      --------   ------------

PER SHARE DATA
Net asset value at beginning of period...   $   8.07       $   7.38       $   6.07      $   7.25      $   8.31     $  10.00
                                          ---------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........       0.04/(e)/      0.08/(e)/      0.06/(e)/     0.08/(e)/     0.05         0.05
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................       0.88           0.69           1.31         (1.15)        (1.09)       (1.70)
                                          ---------------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................       0.92           0.77           1.37         (1.07)        (1.04)       (1.65)
                                          ---------------------------------------------------------------------------------
Distributions from:
   Investment income.....................      (0.05)         (0.08)         (0.06)        (0.11)        (0.02)       (0.04)
   Realized gain on securities...........          -              -              -             -             -            -
                                          ---------------------------------------------------------------------------------
   Total distributions...................      (0.05)         (0.08)         (0.06)        (0.11)        (0.02)       (0.04)
                                          ---------------------------------------------------------------------------------
Net asset value at end of period.........   $   8.94       $   8.07       $   7.38      $   6.07      $   7.25     $   8.31
                                          ---------------------------------------------------------------------------------
TOTAL RETURN/(a)/........................      11.40%         10.46%         22.57%       (14.76)%      (12.56)%      (3.60)%
                                          ---------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................       1.01%/(b)/     1.03%         1.06%//        1.06%         1.06%        1.06%/(b)/
Ratio of expenses to average net
 assets/(d)/.............................       1.20%/(b)/     1.29%         1.28%//        1.36%         1.33%        1.10%/(b)/
Ratio of expense reductions to average
 net assets..............................          -              -              -             -             -            -
Ratio of net investment income (loss)
 to average net assets/(c)/..............       0.94%/(b)/     0.99%         0.83%//        1.25%         0.67%        0.99%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/..............       0.75%/(b)/     0.73%         0.61%//        0.95%            -            -
Portfolio turnover rate..................         64%            94%           164%          192%          205%         183%
Number of shares outstanding at end of
 period (000's)..........................     43,774         46,352         52,010        56,825        60,441       64,151
Net assets at end of period (000's)......   $391,226       $374,189       $383,924      $345,213      $438,474     $533,368

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       158              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                      Large Cap Growth Fund
                                  ---------------------------------------------------------------------------------------
                                  Six Months Ended                     Year Ended May 31,                   December 11, 2000*
                                    November 30,      ---------------------------------------------------           to
                                     2005/(f)/            2005           2004          2003         2002       May 31, 2001
                                  ----------------    --------      --------       --------      --------   ------------------

PER SHARE DATA
Net asset value at beginning of
 period..........................     $   6.39        $   6.23      $   5.45       $   6.20      $   7.43        $  10.00
                                  ---------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..        (0.00)/(e)/      0.03/(e)/    (0.00)/(e)/     0.00/(e)/    (0.01)          (0.01)
   Net realized and unrealized
    gain (loss) on investments
    and foreign currencies.......         0.35            0.16          0.78          (0.75)        (1.22)          (2.56)
                                  ---------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations........         0.35            0.19          0.78          (0.75)        (1.23)          (2.57)
                                  ---------------------------------------------------------------------------------------
Distributions from:
   Investment income.............            -           (0.03)            -              -             -               -
   Realized gain on securities...            -               -             -              -             -               -
                                  ---------------------------------------------------------------------------------------
   Total distributions...........            -           (0.03)            -              -             -               -
                                  ----------------    -------------------------------------------------------------------
Net asset value at end of period.     $   6.74        $   6.39      $   6.23       $   5.45      $   6.20        $   7.43
                                  ---------------------------------------------------------------------------------------
TOTAL RETURN/(a)/................         5.48%           3.12%        14.31%        (12.04)%      (16.55)%        (25.70)%
                                  ---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(c)/.................         0.96%/(b)/      0.98%         1.06%          1.06%         1.05%           1.06%/(b)/
Ratio of expenses to average
 net assets/(d)/.................         0.99%/(b)/      1.00%         1.08%          1.10%         1.15%           1.10%/(b)/
Ratio of expense reductions to
 average net assets..............            -               -             -              -             -               -
Ratio of net investment income
 (loss) to
 average net assets/(c)/.........        (0.09)%/(b)/     0.55%        (0.07)%         0.05%        (0.13)%         (0.27)%/(b)/
Ratio of net investment income
 (loss) to
 average net assets/(d)/.........        (0.12)%/(b)/     0.53%        (0.09)%         0.01%            -               -
Portfolio turnover rate..........           62%            132%          141%            86%          150%             94%
Number of shares outstanding at
 end of period (000's)...........       51,704          57,197        69,559         78,170        83,752          84,055
Net assets at end of period
 (000's).........................     $348,398        $365,292      $433,278       $426,061      $519,129        $624,700

                                           Large Capital Growth
                                                   Fund
                                  -------------------------------
                                  Six Months Ended   December 20, 2004*
                                    November 30,             to
                                     2005/(f)/          May 31, 2005
                                  ----------------   ------------------

PER SHARE DATA
Net asset value at beginning of
 period..........................     $  9.85              $10.00
                                  -------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..       (0.00)/(e)/          0.01/(e)/
   Net realized and unrealized
    gain (loss) on investments
    and foreign currencies.......        0.74               (0.16)
                                  -------------------------------
   Total income (loss) from
    investment operations........        0.74               (0.15)
                                  -------------------------------
Distributions from:
   Investment income.............           -                0.00
   Realized gain on securities...           -                   -
                                  -------------------------------
   Total distributions...........           -                0.00
                                  -------------------------------
Net asset value at end of period.     $ 10.59              $ 9.85
                                  -------------------------------
TOTAL RETURN/(a)/................        7.51%              (1.49)%
                                  -------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(c)/.................        0.83%/(b)/          0.85%/(b)/
Ratio of expenses to average
 net assets/(d)/.................        1.98%/(b)/          2.73%/(b)/
Ratio of expense reductions to
 average net assets..............           -                   -
Ratio of net investment income
 (loss) to
 average net assets/(c)/.........        0.09%/(b)/          0.29%/(b)/
Ratio of net investment income
 (loss) to
 average net assets/(d)/.........       (1.06)%/(b)/        (1.59)%/(b)/
Portfolio turnover rate..........          58%                 45%
Number of shares outstanding at
 end of period (000's)...........       1,000               1,000
Net assets at end of period
 (000's).........................     $10,592              $9,849

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                159


                                                                         Mid Cap Index Fund
                                     ------------------------------------------------------------------------------------------
                                     Six Months Ended                              Year Ended May 31,
                                       November 30,      ----------------------------------------------------------------------
                                        2005/(f)/             2005            2004            2003          2002        2001
                                     ----------------    ----------      ----------      ----------      ----------  ----------

PER SHARE DATA
Net asset value at beginning of
 period.............................    $    21.46       $    19.41      $    15.62      $    18.01      $    19.82  $    23.73
                                     ------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....          0.12/(e)/        0.19/(e)/       0.14/(e)/       0.11/(e)/       0.13        0.19
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............          2.03             2.42            3.94           (1.88)           0.16        1.74
                                     ------------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........          2.15             2.61            4.08           (1.77)           0.29        1.93
                                     ------------------------------------------------------------------------------------------
Distributions from:
   Investment income................         (0.11)           (0.19)          (0.15)          (0.10)          (0.14)      (0.19)
   Realized gain on securities......             -            (0.37)          (0.14)          (0.52)          (1.96)      (5.65)
                                     ------------------------------------------------------------------------------------------
   Total distributions..............         (0.11)           (0.56)          (0.29)          (0.62)          (2.10)      (5.84)
                                     ------------------------------------------------------------------------------------------
Net asset value at end of period....    $    23.50       $    21.46      $    19.41      $    15.62      $    18.01  $    19.82
                                     ------------------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................         10.03%           13.50%          26.22%          (9.50)%          2.03%      10.11%
                                     ------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................          0.38%/(b)/       0.40%           0.41%           0.45%           0.41%       0.38%
Ratio of expenses to average net
 assets/(d)/........................          0.38%/(b)/       0.40%           0.41%           0.45%           0.41%       0.38%
Ratio of expense reductions to
 average net assets.................             -                -               -               -               -           -
Ratio of net investment income
 (loss) to average net assets/(c)/..          1.06%/(b)/       0.95%           0.80%           0.77%           0.74%       0.84%
Ratio of net investment income
 (loss) to average net assets/(d)/..          1.06%/(b)/       0.95%           0.80%           0.77%              -           -
Portfolio turnover rate.............            10%              14%             11%             10%             17%         34%
Number of shares outstanding at
 end of period (000's)..............        91,643           89,704          80,118          70,135          64,086      52,860
Net assets at end of period (000's).    $2,153,930       $1,925,334      $1,554,815      $1,095,294      $1,154,008  $1,047,680

                                            Mid Cap Strategic Growth
                                                      Fund
                                     -------------------------------
                                     Six Months Ended
                                       November 30,     December 20, 2004*
                                        2005/(f)/        to May 31, 2005
                                     ----------------   ------------------

PER SHARE DATA
Net asset value at beginning of
 period.............................     $  9.97              $10.00
                                     -------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       (0.02)/(e)/         (0.02)/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............        1.36               (0.01)
                                     -------------------------------
   Total income (loss) from
    investment operations...........        1.34               (0.03)
                                     -------------------------------
Distributions from:
   Investment income................           -                0.00
   Realized gain on securities......           -                   -
                                     -------------------------------
   Total distributions..............           -                0.00
                                     -------------------------------
Net asset value at end of period....     $ 11.31              $ 9.97
                                     -------------------------------
TOTAL RETURN/(a)/...................       13.44%              (0.28)%
                                     -------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................        0.85%/(b)/          0.85%/(b)/
Ratio of expenses to average net
 assets/(d)/........................        1.87%/(b)/          2.68%/(b)/
Ratio of expense reductions to
 average net assets.................           -                   -
Ratio of net investment income
 (loss) to average net assets/(c)/..       (0.40)%/(b)/        (0.37)%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..       (1.42)%/(b)/        (2.20)%/(b)/
Portfolio turnover rate.............         111%                 72%
Number of shares outstanding at
 end of period (000's)..............       1,000               1,000
Net assets at end of period (000's).     $11,314              $9,976

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method./ / /(f)/Unaudited.

       160              FINANCIAL HIGHLIGHTS - CONTINUED

                                                                        Money Market I Fund
                                          ------------------------------------------------------------------------------
                                            Six Months
                                              Ended                              Year Ended May 31,
                                           November 30,    -------------------------------------------------------------
                                            2005/(f)/          2005           2004          2003        2002      2001
                                          ------------     --------      ---------      --------      --------  --------

PER SHARE DATA
Net asset value at beginning of period...   $   1.00       $   1.00       $   1.00      $   1.00      $   1.00  $   1.00
                                          ------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........       0.02/(e)/      0.01/(e)/      0.01/(e)/     0.01/(e)/     0.02      0.06
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................          -              -              -             -             -         -
                                          ------------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................       0.02           0.01           0.01          0.01          0.02      0.06
                                          ------------------------------------------------------------------------------
Distributions from:
   Investment income.....................      (0.02)         (0.01)         (0.01)        (0.01)        (0.02)    (0.06)
   Realized gain on securities...........          -              -              -             -             -         -
                                          ------------------------------------------------------------------------------
   Total distributions...................      (0.02)         (0.01)         (0.01)        (0.01)        (0.02)    (0.06)
                                          ------------------------------------------------------------------------------
Net asset value at end of period.........   $   1.00       $   1.00       $   1.00      $   1.00      $   1.00  $   1.00
                                          ------------------------------------------------------------------------------
TOTAL RETURN/(a)/........................       1.53%          1.46%          0.51%         1.00%         2.14%     5.77%
                                          ------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................       0.55%/(b)/     0.57%         0.60%//        0.59%         0.60%     0.57%
Ratio of expenses to average net
 assets/(d)/.............................       0.59%/(b)/     0.61%         0.64%//        0.64%         0.62%     0.58%
Ratio of expense reductions to average
 net assets..............................          -              -              -             -             -         -
Ratio of net investment income (loss)
 to average net assets/(c)/..............       3.04%/(b)/     1.43%          0.51%         1.01%         2.07%     5.59%
Ratio of net investment income (loss)
 to average net assets/(d)/..............       3.00%/(b)/     1.40%         0.47%//        0.96%            -         -
Portfolio turnover rate..................        N/A            N/A            N/A           N/A           N/A       N/A
Number of shares outstanding at end of
 period (000's)..........................    401,004        407,934        453,707       524,446       734,135   579,507
Net assets at end of period (000's)......   $401,004       $407,933       $453,707      $524,446      $734,135  $579,507

                                                                       Nasdaq-100(R) Index Fund
                                          -----------------------------------------------------------------------------
                                           Six Months
                                             Ended                        Year Ended May 31,                   October 2,
                                          November 30,    -------------------------------------------------     2000* to
                                           2005/(f)/          2005          2004          2003        2002    May 31, 2001
                                          ------------    -------      --------       -------       -------   ------------

PER SHARE DATA
Net asset value at beginning of period...   $  4.28       $  4.11       $  3.36       $  3.40       $  5.09     $ 10.00
                                          -----------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........      0.00/(e)/     0.03/(e)/    (0.01)/(e)/   (0.01)/(e)/   (0.01)       0.01
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................      0.35          0.17          0.76         (0.03)        (1.68)      (4.91)
                                          -----------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................      0.35          0.20          0.75         (0.04)        (1.69)      (4.90)
                                          -----------------------------------------------------------------------------
Distributions from:
   Investment income.....................         -         (0.03)            -             -             -       (0.01)
   Realized gain on securities...........         -             -             -             -             -           -
                                          -----------------------------------------------------------------------------
   Total distributions...................         -         (0.03)            -             -             -       (0.01)
                                          -----------------------------------------------------------------------------
Net asset value at end of period.........   $  4.63       $  4.28       $  4.11       $  3.36       $  3.40     $  5.09
                                          -----------------------------------------------------------------------------
TOTAL RETURN/(a)/........................      8.18%         4.81%        22.32%        (1.18)%      (33.20)%    (49.01)%
                                          -----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................      0.59%/(b)/    0.65%        0.63%//        0.81%         0.77%       0.52%/(b)/
Ratio of expenses to average net
 assets/(d)/.............................      0.59%/(b)/    0.65%        0.63%//        0.81%         0.77%       0.52%/(b)/
Ratio of expense reductions to average
 net assets..............................         -             -             -             -             -           -
Ratio of net investment income (loss)
 to average net assets/(c)/..............      0.18%/(b)/    0.73%       (0.32)%//      (0.48)%       (0.36)%      0.31%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/..............      0.18%/(b)/    0.73%       (0.32)%//      (0.48)%           -           -
Portfolio turnover rate..................         2%            8%           14%            6%            2%         19%
Number of shares outstanding at end of
 period (000's)..........................    20,548        21,147        22,672        15,570         7,786       3,732
Net assets at end of period (000's)......   $95,236       $90,520       $93,089       $52,306       $26,449     $19,005

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                161

                                                          Science & Technology Fund
                       ----------------------------------------------------------------------------------------------
                          Six Months
                            Ended                                      Year Ended May 31,
                         November 30,     ---------------------------------------------------------------------------
                          2005/(f)/             2005             2004              2003           2002         2001
                       ------------       ----------       -----------       ----------       ----------   ----------

PER SHARE DATA
Net asset value at
 beginning of period..  $    11.27        $    11.08        $     9.14       $     9.56       $    17.28   $    41.14
                       ----------------------------------------------------------------------------------------------
Income (loss) from
 investment
 operations:
   Net investment
    income (loss).....       (0.03)/(e)/       (0.00)/(e)/       (0.07)/(e)/      (0.05)/(e)/      (0.07)       (0.17)
   Net realized and
    unrealized gain
    (loss) on
    investments and
    foreign
    currencies........        0.58              0.19              2.01            (0.37)           (6.86)      (15.86)
                       ----------------------------------------------------------------------------------------------
   Total income
    (loss) from
    investment
    operations........        0.55              0.19              1.94            (0.42)           (6.93)      (16.03)
                       ----------------------------------------------------------------------------------------------
Distributions from:
   Investment income..           -                 -                 -                -                -            -
   Realized gain on
    securities........           -                 -                 -                -            (0.79)       (7.83)
                       ----------------------------------------------------------------------------------------------
   Total
    distributions.....           -                 -                 -                -            (0.79)       (7.83)
                       ----------------------------------------------------------------------------------------------
Net asset value at
 end of period........  $    11.82        $    11.27        $    11.08       $     9.14       $     9.56   $    17.28
                       ----------------------------------------------------------------------------------------------
TOTAL RETURN/(a)/.....        4.88%             1.71%            21.23%           (4.39)%         (41.26)%     (42.24)%
                       ----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL
 DATA
Ratio of expenses
 to average net
 assets/(c)/..........        1.01%/(b)/        1.03%            1.01%//           1.00%            1.00%        0.98%
Ratio of expenses
 to average net
 assets/(d)/..........        1.01%/(b)/        1.03%            1.02%//           1.04%            1.02%        0.98%
Ratio of expense
 reductions to
 average net assets...        0.02%/(b)/        0.01%             0.01%            0.02%            0.00%        0.00%
Ratio of net
 investment income
 (loss) to average
 net assets/(c)/......       (0.48)%/(b)/      (0.02)%          (0.68)%//         (0.66)%          (0.59)%      (0.66)%
Ratio of net
 investment income
 (loss) to average
 net assets/(d)/......       (0.48)%/(b)/      (0.02)%          (0.69)%//         (0.71)%              -            -
Portfolio turnover
 rate.................          26%               56%               56%              53%             104%         176%
Number of shares
 outstanding at end
 of period (000's)....      97,400           107,429           126,963          129,123          129,126      116,654
Net assets at end
 of period (000's)....  $1,151,710        $1,210,236        $1,406,766       $1,180,380       $1,234,937   $2,015,574

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       162              FINANCIAL HIGHLIGHTS - CONTINUED

                                                                            Small Cap Fund
                                     -------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                            Year Ended May 31,                     December 11,
                                      November 30,     ------------------------------------------------------      2000* to
                                       2005/(f)/            2005           2004            2003         2002     May 31, 2001
                                     ------------      --------       ---------       --------       --------   ------------

PER SHARE DATA
Net asset value at beginning of
 period.............................   $  11.01        $   9.75        $   7.67       $   8.75       $   9.09     $  10.00
                                     -------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       0.00/(e)/      (0.02)/(e)/     (0.04)/(e)/    (0.02)/(e)/    (0.01)       (0.01)
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............       1.17            1.28            2.12          (1.06)         (0.33)       (0.90)
                                     -------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........       1.17            1.26            2.08          (1.08)         (0.34)       (0.91)
                                     -------------------------------------------------------------------------------------
Distributions from:
   Investment income................          -               -               -              -              -            -
   Realized gain on securities......          -               -               -              -              -            -
                                     -------------------------------------------------------------------------------------
   Total distributions..............          -               -               -              -              -            -
                                     -------------------------------------------------------------------------------------
Net asset value at end of period....   $  12.18        $  11.01        $   9.75       $   7.67       $   8.75     $   9.09
                                     -------------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................      10.63%          12.92%/(f)/     27.12%        (12.34)%        (3.74)%      11.51%
                                     -------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................       0.95%/(b)/      0.95%          0.95%//         0.95%          0.95%        0.95%/(b)/
Ratio of expenses to average net
 assets/(d)/........................       1.03%/(b)/      1.05%          1.04%//         1.06%          1.06%        1.00%/(b)/
Ratio of expense reductions to
 average net assets.................          -               -               -              -              -            -
Ratio of net investment income
 (loss) to average net assets/(c)/..       0.05%/(b)/     (0.17)%        (0.39)%//       (0.29)%        (0.15)%      (0.14)%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..      (0.03)%/(b)/    (0.27)%        (0.48)%//       (0.40)%            -            -
Portfolio turnover rate.............         42%            119%             66%            74%            68%         130%
Number of shares outstanding at
 end of period (000's)..............     51,705          55,101          62,391         69,895         75,125       78,572
Net assets at end of period (000's).   $629,882        $606,923        $608,133       $535,870       $657,045     $714,608

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                      FINANCIAL HIGHLIGHTS - CONTINUED                163

                                                                            Small Cap Index Fund
                                               ------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                              Year Ended May 31,
                                                November 30,    -------------------------------------------------------------
                                                 2005/(f)/          2005          2004          2003         2002      2001
                                               ------------     --------      --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period........   $  15.16       $  13.97      $  10.86      $  11.97      $  14.11   $  15.66
                                               ------------     -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.08/(e)/      0.11/(e)/     0.08/(e)/     0.09/(e)/     0.13       0.19
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....       1.48           1.21          3.13         (1.12)        (0.32)      0.40
                                               ------------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................       1.56           1.32          3.21         (1.03)        (0.19)      0.59
                                               ------------------------------------------------------------------------------
Distributions from:
   Investment income..........................      (0.07)         (0.13)        (0.10)        (0.08)        (0.13)     (0.19)
   Realized gain on securities................          -              -             -             -         (1.82)     (1.95)
                                               ------------------------------------------------------------------------------
   Total distributions........................      (0.07)         (0.13)        (0.10)        (0.08)        (1.95)     (2.14)
                                               ------------------------------------------------------------------------------
Net asset value at end of period..............   $  16.65       $  15.16      $  13.97      $  10.86      $  11.97   $  14.11
                                               ------------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................      10.32%          9.46%        29.62%        (8.55)%       (1.08)%     5.23%
                                               ------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.44%/(b)/     0.46%         0.48%         0.52%         0.48%      0.44%
Ratio of expenses to average net assets/(d)/..       0.44%/(b)/     0.46%         0.48%         0.52%         0.48%      0.44%
Ratio of expense reductions to average net
 assets.......................................          -              -             -             -             -          -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       1.01%/(b)/     0.78%         0.65%         0.93%         1.03%      1.31%
Ratio of net investment income (loss) to
 average net assets/(d)/......................       1.01%/(b)/     0.78%         0.65%         0.93%            -          -
Portfolio turnover rate.......................         19%            18%           15%           35%           34%        57%
Number of shares outstanding at end of
 period (000's)...............................     52,626         45,300        34,417        24,411        21,473     16,769
Net assets at end of period (000's)...........   $876,294       $686,567      $480,867      $265,018      $257,046   $236,530

                                                                            Social Awareness Fund
                                               ------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                              Year Ended May 31,
                                                November 30,    -------------------------------------------------------------
                                                 2005/(f)/          2005          2004          2003         2002       2001
                                               ------------     --------      --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period........   $  19.38       $  18.28      $  15.73      $  17.66      $  21.01   $  24.77
                                               ------------     -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.13/(e)/      0.27/(e)/     0.16/(e)/     0.16/(e)/     0.13       0.20
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....       0.87           1.09          2.55         (1.60)        (2.76)     (3.23)
                                               ------------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................       1.00           1.36          2.71         (1.44)        (2.63)     (3.03)
                                               ------------------------------------------------------------------------------
Distributions from:
   Investment income..........................      (0.12)         (0.26)        (0.16)        (0.15)        (0.14)     (0.20)
   Realized gain on securities................          -              -             -         (0.34)        (0.58)     (0.53)
                                               ------------------------------------------------------------------------------
   Total distributions........................      (0.12)         (0.26)        (0.16)        (0.49)        (0.72)     (0.73)
                                               ------------------------------------------------------------------------------
Net asset value at end of period..............   $  20.26       $  19.38      $  18.28      $  15.73      $  17.66   $  21.01
                                               ------------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................       5.18%          7.47%        17.27%        (7.89)%      (12.77)%   (12.33)%
                                               ------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.63%/(b)/     0.63%         0.63%         0.65%         0.61%      0.58%
Ratio of expenses to average net assets/(d)/..       0.63%/(b)/     0.63%         0.63%         0.65%         0.61%      0.58%
Ratio of expense reductions to average net
 assets.......................................          -              -             -             -             -          -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       1.36%/(b)/     1.42%         0.89%         1.05%         0.69%      0.85%
Ratio of net investment income (loss) to
 average net assets/(d)/......................       1.36%/(b)/     1.42%         0.89%         1.05%            -          -
Portfolio turnover rate.......................         78%            53%           79%           58%           40%        29%
Number of shares outstanding at end of
 period (000's)...............................     19,014         20,461        21,814        22,221        23,444     23,321
Net assets at end of period (000's)...........   $385,259       $396,563      $398,820      $349,610      $414,108   $489,982

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

       164              FINANCIAL HIGHLIGHTS - CONTINUED

                                                                          Stock Index Fund
                                     -----------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                                   Year Ended May 31,
                                       November 30,    -----------------------------------------------------------------------
                                        2005/(f)/           2005            2004            2003           2002         2001
                                     ------------      ----------     -----------      ----------      ----------   ----------

PER SHARE DATA
Net asset value at beginning of
 period.............................  $    32.17       $    30.74      $    26.51      $    30.11      $    36.89   $    42.98
                                     -----------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....        0.27/(e)/      0.54/ (e)/        0.39/(e)/       0.35/(e)/       0.33         0.35
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............        1.56             1.88            4.33           (2.97)          (5.45)       (4.99)
                                     -----------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........        1.83             2.42            4.72           (2.62)          (5.12)       (4.64)
                                     -----------------------------------------------------------------------------------------
Distributions from:
   Investment income................       (0.25)           (0.54)          (0.39)          (0.34)          (0.34)       (0.35)
   Realized gain on securities......           -            (0.45)          (0.10)          (0.64)          (1.32)       (1.10)
                                     -----------------------------------------------------------------------------------------
   Total distributions..............       (0.25)           (0.99)          (0.49)          (0.98)          (1.66)       (1.45)
                                     -----------------------------------------------------------------------------------------
Net asset value at end of period....  $    33.75       $    32.17      $    30.74      $    26.51      $    30.11   $    36.89
                                     -----------------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................        5.69%            7.89%          17.90%          (8.44)%        (14.16)%     (10.87)%
                                     -----------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................        0.37%/(b)/       0.38%          0.38%//          0.40%           0.37%        0.34%
Ratio of expenses to average net
 assets/(d)/........................        0.37%/(b)/       0.38%          0.38%//          0.40%           0.37%        0.34%
Ratio of expense reductions to
 average net assets.................           -                -               -               -               -            -
Ratio of net investment income
 (loss) to average net assets/(c)/..        1.61%/(b)/       1.72%           1.33%           1.39%           1.01%        0.86%
Ratio of net investment income
 (loss) to average net assets/(d)/..        1.61%/(b)/       1.72%          1.33%//          1.39%              -            -
Portfolio turnover rate.............           3%               5%              3%              6%              6%           7%
Number of shares outstanding at
 end of period (000's)..............     138,752          138,996         137,616         136,800         135,870      131,180
Net assets at end of period (000's).  $4,682,962       $4,471,146      $4,230,395      $3,627,137      $4,091,054   $4,839,632

                                                                    Value Fund
                                     -------------------------------------------------------------------
                                       Six Months
                                         Ended                   Year Ended May 31,            December 31,
                                      November 30,    -----------------------------------        2001* to
                                       2005/(f)/          2005          2004          2003     May 31, 2002
                                     ------------     -------       --------      -------      ------------

PER SHARE DATA
Net asset value at beginning of
 period.............................   $  11.15       $  9.99        $  8.62      $  9.69        $ 10.00
                                     -------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       0.07/(e)/     0.06/(e)/      0.08/(e)/    0.07/(e)/      0.02
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............       0.60          1.42           1.38        (1.05)         (0.31)
                                     -------------------------------------------------------------------
   Total income (loss) from
    investment operations...........       0.67          1.48           1.46        (0.98)         (0.29)
                                     -------------------------------------------------------------------
Distributions from:
   Investment income................      (0.02)        (0.01)         (0.09)       (0.06)         (0.02)
   Realized gain on securities......          -         (0.31)             -        (0.03)             -
                                     -------------------------------------------------------------------
   Total distributions..............      (0.02)        (0.32)         (0.09)       (0.09)         (0.02)
                                     -------------------------------------------------------------------
Net asset value at end of period....   $  11.80       $ 11.15        $  9.99      $  8.62        $  9.69
                                     -------------------------------------------------------------------
TOTAL RETURN/(a)/...................       6.00%        14.83%/(f)/    17.01%      (10.01)%        (2.89)%
                                     -------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................       0.95%/(b)/    1.28%         1.32%//       1.50%          1.46%/(b)/
Ratio of expenses to average net
 assets/(d)/........................       0.95%/(b)/    1.39%         1.32%//       1.50%          1.46%/(b)/
Ratio of expense reductions to
 average net assets.................          -             -              -            -              -
Ratio of net investment income
 (loss) to average net assets/(c)/..       1.35%/(b)/    0.60%         0.89%//       0.94%          0.52%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..       1.35%/(b)/    0.49%         0.89%//       0.94%             -
Portfolio turnover rate.............         26%          144%            36%          40%            20%
Number of shares outstanding at
 end of period (000's)..............     13,167         2,053          1,448        1,291          1,121
Net assets at end of period (000's).   $155,380       $22,890        $14,472      $11,134        $10,855

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.

                 APPROVAL OF ADVISORY AGREEMENTS (Unaudited)          165

 The Board, including the Directors that are not interested persons of the Series Company, as defined in the 1940 Act (the "Independent Directors"), approved with respect to each Fund (except for the Inflation Protected Fund, the Large Capital Growth Fund and the Mid Cap Strategic Growth Fund), the Investment Advisory Agreement between VALIC and the Series Company and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers at a meeting of the Board held on July 25-26, 2005: AIGGIC, AIM, American Century, American Century Global, Franklin Portfolio, MFS, Oppenheimer, SAAMCo, T. Rowe Price, Wellington Management and WMA. Also at the July 2005 meeting, the Board, and a majority of the Independent Directors, approved a new Investment Sub-Advisory Agreement between VALIC and RCM Capital Management LLC ("RCM") that would become effective on or about September 19, 2005. The Investment Advisory Agreement and Investment Sub-advisory Agreements are collectively referred to as the "Advisory Agreements."

 In addition, at a meeting on June 16, 2005, the Board, including a majority of the Independent Directors, approved an amendment to the Investment Advisory Agreement with respect to the "New Funds" (Broad Cap Value Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund and VALIC Ultra Fund) and Investment Sub-Advisory Agreements with respect to those Funds between VALIC and each of the following sub-advisers:
American Century (with respect to the VALIC Ultra Fund), BHMS (with respect to the Broad Cap Value Fund), CSAM (with respect to the Small Cap Aggressive
Fund), Evergreen (with respect to the Large Cap Core, Small Cap Special Values and Small Cap Strategic Growth Funds), Franklin Advisers (with respect to the Global Strategy Fund), Putnam (with respect to the Global Equity and Small Cap Special Values Funds), Templeton Global (with respect to the Foreign Value
Fund) and Templeton Investment (with respect to the Global Strategy Fund). These Advisory Agreements with respect to these nine Funds were approved for an initial period of two years.

 At a meeting held on April 25-26, 2005, the Board, including a majority of the Independent Directors, approved an amendment to the Investment Sub-Advisory Agreement with AIM and approved an Investment Sub-Advisory Agreement with MFS, both with respect to the International Growth I Fund. The Investment Sub-Advisory Agreements with respect to the Fund were approved for an initial period of two years. The Board noted that AIM and MFS would each manage 25% of the Fund's assets and American Century would continue to manage the remaining 50% of the Fund's assets. AIM and MFS assumed sub-advisory duties effective June 19, 2005.

 In addition, at a regular meeting held on October 18-19, 2004, the Board, including a majority of the Independent Directors, approved an amendment to the Investment Advisory Agreement with respect to certain new VC I funds (the Inflation Protected Fund, Large Capital Growth Fund and Mid Cap Strategic Growth Fund), and Investment Sub-Advisory Agreements (or amendments thereto) with respect to such Funds, between VALIC and each of the following sub-advisers: AIGGIC (with respect to the Inflation Protected Fund), AIM (with respect to the Large Capital Growth Fund), Brazos (with respect to the Mid Cap Strategic Growth Fund), SAAMCo (with respect to the Large Capital Growth Fund) and Van Kampen (with respect to the Mid Cap Strategic Growth Fund). The Advisory Agreements with respect to these three Funds were approved for an initial period of two years.

 AIGGIC, AIM, American Century, American Century Global, BHMS, Brazos, CSAM, Evergreen, Franklin Advisers, Franklin Portfolio, MFS, Oppenheimer, Putnam, RCM, SAAMCo, T. Rowe Price, Templeton Global, Templeton Investment, Van Kampen, Wellington Management and WMA are collectively referred to as the "Sub-advisers" and each a "Sub-adviser."

 In connection with the approval of Advisory Agreements described above, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Agreements. Those factors included:
(1) the nature, extent and quality of services provided or to be provided by (as the case may be) by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory-fees charged in connection with VALIC's and the Sub-advisers' management of the Funds, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Sub-Advisor Expense Group/Universe"), as selected by an independent third-party provider of investment company data;
(3) the investment performance of the Funds, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices, and with respect to the International Growth I Fund with respect to AIM and MFS, the Large Capital Growth Fund and the Mid Cap Strategic Growth Fund, the performance of comparable funds or accounts managed by the relevant Sub-adviser; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (5) the terms of the Advisory Agreements; (6) whether the Funds will benefit from possible economies of scale; and (7) information regarding VALIC and each of the Sub-advisers' compliance and regulatory history. The Directors also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions during which such independent counsel provided guidance to the Independent Directors.

 The Expense Group and the Performance Group each consists of a Fund and a select group of funds that are chosen to be comparable to the Fund based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large cap value, small cap growth, mid cap core), sales load type, asset size and expense components. In many cases, the other funds that comprise a Fund's Expense Group and Performance Group may differ. The Expense Universe and the Performance Universe each generally consists of a Fund, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution. A Fund's Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Fund and certain other comparable funds in its asset category or categories with subadviser agreements. The funds that comprise a Fund's Expense Group/Universe, Performance Group/Universe and Sub-Advisor Group/Universe are selected by an independent third-party provider of investment company data.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account its familiarity with VALIC's management through board meetings, discussions and reports during the preceding year. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers and makes changes/replacements when deemed appropriate. The Board also noted that VALIC personnel meet on a periodic basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-a-vis competitors. In addition, it was considered that VALIC works to developing marketing strategies to promote an identity for the Funds separate and apart from the insurance products and the employer-sponsored retirement plans. The Board also considered VALIC's financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund.

       166         APPROVAL OF ADVISORY AGREEMENTS (Unaudited)


 With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by the Sub-adviser, including information presented throughout the previous year, if applicable. The Board considered that the Sub-advisers make investment decisions for the Funds according to each Fund's investment objective and restrictions. It was also noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or VC I are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of VC I concerning its discharge of the foregoing responsibilities. The Board reviewed the qualifications, background and responsibilities of each Sub-adviser's investment and compliance personnel who would be responsible for providing investment management services to the Funds. The Directors also took into account the financial condition of each Sub-adviser. The Directors also noted each Sub-adviser's brokerage practices.

 The Board considered VALIC's and each Sub-adviser's history and investment experience. With respect to RCM and in addition to the considerations described above, the Board noted that RCM would share responsibility for providing investment management services to the Science & Technology Fund with T. Rowe Price. The Board noted that a contributing factor for the addition of RCM to the Science and Technology Fund was that the addition of RCM could potentially have had a higher return with lower risk based on quantitative models presented by management. The Board noted that a contributing factor for the addition of AIM and MFS as sub-advisers to the International Growth I Fund was that the addition of the sub-advisers could potentially improve performance, maintain style consistency and control portfolio risk. Management presented statistical analyses that showed that the addition of AIM and MFS could potentially reduce portfolio risk while increasing portfolio returns and represented that this was primarily due to AIM's and MFS's differing investment styles.

 The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by VALIC and each Sub-adviser under the Advisory Agreements.

 Fees and Expenses. The Board received and reviewed information regarding each Fund's total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fee and not by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group or Subadvisor Expense Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

 The Board noted that management proposed the institution of breakpoints or the addition of additional breakpoints to twelve of the Funds' advisory fee schedules. In addition, the Board noted that management proposed lowering the expense caps of the Large Cap Growth Fund and the Money Market I Fund. The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below.

   . Asset Allocation Fund (sub-advised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe. In addition, the Board noted that the Fund's actual sub-advisory fee was at the median of its Sub-adviser Expense Group.

   . Blue Chip Growth Fund (sub-advised by T. Rowe Price). The Board considered that although the Fund's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe, the Fund had only $48.5 million in assets as of April 30, 2005, and if the Fund grows, its total expenses would potentially continue to decrease. In addition, the Board noted that the Fund's actual sub-advisory fees were below the median of its Sub-adviser Expense Group.

   . Broad Cap Value Fund (subadvised by BHMS). The Board considered that the
     Fund's anticipated total expenses (taking into account the proposed expense limitation) were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Fund's proposed contractual advisory fee was below the median of its Expense Group. The Board also noted that the Fund's proposed sub-advisory fees were above the average of its Subadvisor Expense Group at asset levels below approximately $150 million and below such average for higher asset levels. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Capital Conservation Fund (sub-advised by AIGGIC ). The Board considered that the Fund's total expenses were below the median of its Expense Group and Expense Universe and that the Fund's actual advisory fees were above the median of the Expense Group and Expense Universe. The Board noted that the Fund's sub-advisory fees were above the median of the Sub-adviser Expense Group. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual advisory fee.

   . Core Equity Fund (sub-advised by Wellington and WMA). The Board considered that the Fund's total expenses (net of applicable expense waivers/reimbursements) were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were above the median of its Expense Group and Expense Universe. The Board noted that the Fund's sub-advisory fees were below the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual advisory fee. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Foreign Value Fund (subadvised by Templeton Global). The Board considered that the Fund's anticipated total expenses (taking into account the proposed expense limitation) were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund's contractual advisory fee was below the median of its Expense Group. The Board also noted that the Fund's sub-advisory fees were slightly above the average of its Subadvisor Expense Group at asset levels below approximately $500 million and equal to such average for higher asset levels. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Global Equity Fund (subadvised by Putnam). The Board considered that the
     Fund's anticipated total expenses (taking into account the proposed expense limitation) were above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Fund's proposed contractual advisory fee was below the median of its Expense Group. It was also noted that the Fund's proposed sub-advisory fees were at or slightly above the average of its Subadvisor Expense Group for all asset levels. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

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   . Global Strategy Fund (subadvised by Franklin Advisers and Templeton
     Investment). The Board considered that the Fund's anticipated total expenses (taking into account the proposed expense limitation) were below the median of its Expense Group and Expense Universe In addition, the Board noted that the Fund's proposed contractual advisory fees were below the median of its Expense Group. The Board also noted that the Fund's proposed sub-advisory fee was below the average for its Subadvisor Expense Group at asset levels up to approximately $1.2 billion, but rises slightly above the average of its Expense Group at higher asset levels. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Government Securities Fund (sub-advised by AIGGIC ). The Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were below the median of its Expense Group and Expense Universe. The Board noted that the Fund's sub-advisory fees were above the median of its Sub-adviser Expense Group, noting the relatively small number of funds in the Sub-adviser Expense Group. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund. The Board also considered that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual advisory fee.

   . Growth & Income Fund (sub-advised by SAAMCo). The Board considered that the Fund's total expenses (net of applicable expense waivers/reimbursements) were at the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. The Board noted that the Fund's sub-advisory fees were below the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Health Sciences Fund (sub-advised by T. Rowe Price). The Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were above the median of its Expense Group and Expense Universe. With respect to sub-advisory fees, it was reported that there were too few comparable funds for the third party provider of investment management information to compose a Sub-adviser Expense Group sufficient to provide meaningful comparisons. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual advisory fee.

   . Income & Growth Fund (sub-advised by American Century). The Board considered that the Fund's total expenses (net of applicable expense waivers/reimbursements) were at the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were above the median of its Expense Group and Expense Universe. The Board noted that the Fund's sub-advisory fees were below the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund. The Board also considered that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual advisory fee.

   . Inflation Protected Fund (sub-advised by AIGGIC). The Board considered that the Fund's proposed advisory fees were at the median of its Expense Group, noting the relatively small number of funds in the Expense Group as it was reported that there were few comparable funds for the third party provider of investment management information to include. Management explained the Fund's estimated total expenses and the Board noted that the Fund's total expenses would be capped and that VALIC would waive or reimburse Fund expenses above the expense cap.

   . International Equities Fund (sub-advised by AIGGIC). The Board considered that the Fund's total expenses were below the median of its Expense Universe and slightly above the median of its Expense Group and that the Fund's actual advisory fees were above the median of its Expense Group and Expense Universe. The Board noted the relatively small number of funds in the Expense Group as it was reported that there were few comparable funds for the third party provider of investment management information to include in the peer group. The Board noted that the Fund's sub-advisory fees were below the median of its Sub-advisor Expense Group and Sub-advisor Expense Universe.

   . International Government Bond Fund (sub-advised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were below the median of its Expense Group and its Expense Universe. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual advisory fee. In addition, it was noted that the Fund's sub-advisory fees were below the median of its Subadvisor Expense Group.

   . International Growth I Fund (sub-advised by American Century Global, AIM and MFS). The Board considered that the Fund's total expenses (net of applicable expense waivers/reimbursements) were slightly above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were above the median of its Expense Group and Expense Universe. The Board noted that the Fund's sub-advisory fees were above the median of its Sub-adviser Expense Group. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund. The Board also considered that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual management fee.

     At the April 2005 meeting, the Board noted that the sub-advisory fees of AIM and MFS were below American Century's sub-advisory fee rate but were above the median for the Fund's Sub-adviser Expense Group. As a result of the addition of AIM and MFS, the Board noted that the aggregate sub-advisory fee rate payable by VALIC would decrease.

   . Large Cap Core Fund (subadvised by Evergreen). The Board considered that the Fund's anticipated total expenses (taking into account the proposed expense limitation) were at the median of its Expense Group and below the median of its Expense Universe and that the Fund's proposed contractual advisory fees were below the median of its Expense Group. The Board noted that the Fund's sub-advisory fees were below the average for its Subadvisor Expense Group at asset levels over $125 million. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Large Cap Growth Fund (sub-advised by SAAMCo). The Board considered that the Fund's total expenses (net of applicable expense waivers/reimbursements) and actual advisory fees were above the median of its Expense Group and Expense Universe. The Board considered that the Board had approved the lowering of the Fund's expense cap and its advisory fee at its July 2004 meeting, and that the full benefit of this adjustment was not reflected in the comparative fee information. In addition, the Board noted that the Fund's sub-advisory fees were below the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe.

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   . Large Capital Growth Fund (sub-advised by AIM & SAAMCo). At the October
     2004 meeting, the Board considered that the Fund's contractual advisory fees and sub-advisory fees were below the median of its Expense Group. Management discussed the Fund's estimated total expenses and the Board noted that the Fund's total expenses would be capped and that VALIC would waive or reimburse Fund expenses above the Fund's expense cap.

   . Mid Cap Index Fund (sub-advised by AIGGIC). The Board considered that the
     Fund's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe. The Board also noted that the Fund's sub-advisory fees were below the median of its Sub-adviser Expense Group. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of additional breakpoints to the Fund's contractual advisory fee.

   . Mid Cap Strategic Growth Fund (sub-advised by Brazos & Van Kampen). At the
     October 2004 meeting, the Board considered that the Fund's contractual management fees and sub-advisory fees were below the median of its Expense Group. Management discussed the Fund's estimated total expenses and the Board noted that the Fund's total expenses would be capped and that VALIC would waive or reimburse Fund expenses above the Fund's expense cap.

   . Money Market I Fund (sub-advised by SAAMCo). The Board considered that the
     Fund's total expenses (net of applicable expense waivers/reimbursements) and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also noted that the Fund's sub-advisory fees were above the median of its Sub-adviser Expense Group. The Board took into account its approval at the July 2005 meeting of the reduction of the Fund's cap on total expenses from 0.60% to 0.55%, effective
     October 1, 2005. The Board also considered that, at the July 2005 meeting, VALIC proposed and the Board approved the reduction of the Fund's contractual management fee from 0.50% to 0.40%.

   . Nasdaq-100 Index Fund (sub-advised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. The Board considered management's discussion of the appropriateness of the peer group chosen for the Fund. The Board noted that the Fund's sub-advisory fees were below the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe.

   . Science & Technology Fund (sub-advised by T. Rowe Price and RCM). The
     Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were above the median of its Expense Group and Expense Universe. The Board noted that the Fund's current sub-advisory fees were below the median of its Subadvisor Expense Group. The Board noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual management fee.

     The Board noted that VALIC also proposed that RCM initially manage $250 million of the Fund's assets, with T. Rowe Price managing the remaining portion of the Fund's assets. As a result of the addition of RCM, the aggregate sub-advisory fee rate payable by VALIC would slightly increase and VALIC will retain a smaller percentage of its advisory fee.

   . Small Cap Aggressive Fund (subadvised by CSAM). The Board considered that the Fund's anticipated total expenses (taking into account the proposed expense limitation) were below the median of its Expense Group and Expense Universe. The Board considered that the Fund's proposed contractual advisory fees were slightly below the median of its Expense Group. The Board noted that the Fund's proposed sub-advisory fees were slightly above the average of its Subadvisor Expense Group at all asset levels. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Small Cap Fund (sub-advised by American Century, Franklin Portfolio and T.
     Rowe Price). The Board considered that the Fund's total expenses (net of applicable expense waivers/reimbursements) and actual advisory fees were above the median of its Expense Group and Expense Universe. The Board noted that the Fund's sub-advisory fees were above the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual management fee. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Small Cap Index Fund (sub-advised by AIGGIC). The Board considered that the Fund's total expenses were at the median of its Expense Group and below the median of its Expense Universe and that the actual advisory fees were at the median of its Expense Group and Expense Universe. The Board noted the relatively small number of funds in the Expense Group as it was reported that there were few comparable funds for the third party provider of investment management information to include in the peer group. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of additional breakpoints to the Fund's contractual advisory fee. In addition, the Board noted that the Fund's sub-advisory fees were below the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe.

   . Small Cap Special Values Fund (subadvised by Evergreen and Putnam). The
     Board considered that the Fund's anticipated total expenses (taking into account the proposed expense limitation) were below the median of its Expense Group and Expense Universe. The Board also noted that the proposed contractual advisory fees were below the median of its Expense Group. In addition, it was noted that the Fund's proposed sub-advisory fees were above the average of its Subadvisor Expense Group at all asset levels. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Small Cap Strategic Growth Fund (subadvised by Evergreen). The Board considered that the Fund's total expenses (taking into account the proposed expense limitation) were slightly above the median of its Expense Group and but below the median of its Expense Universe. In addition, it was noted that the Fund's contractual advisory fees were at the median of its Expense Group. It was also noted that the Fund's sub-advisory fees were slightly above the average of its Subadvisor Expense Group at all asset levels. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Social Awareness Fund (sub-advised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe. The Board also noted that the Fund's sub-advisory fees were below the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe.

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   . Stock Index Fund (sub-advised by AIGGIC). The Board considered that the
     Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the actual advisory fees were below the median of its Expense Group and Expense Universe. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of additional breakpoints to the Fund's contractual advisory fee. In addition, the Board noted that the Fund's sub-advisory fees were below the median of its Expense Group.

   . VALIC Ultra Fund (subadvised by American Century). The Board considered that the Fund's total expenses (taking into account the proposed expense limitation) were above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Fund's proposed contractual advisory fees were above the median of its Expense Group. It was also noted that the Fund's sub-advisory fees were above the average of its Subadvisor Expense Group at all asset levels. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

   . Value Fund (sub-advised by Oppenheimer). The Board considered that, although the Fund's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe, the Fund had only $22.9 million in assets and if the Fund grows, total expenses could potentially continue to decrease. The Board also noted that, at the July 2005 meeting, VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual advisory fee. The Board also noted that the Fund's proposed sub-advisory fees were above the median of its Sub-adviser Expense Group and Sub-adviser Expense Universe.

 The Directors concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

 Investment Performance. With respect to the Funds for which Advisory Agreements were approved at the July 2005 Board meeting, the Board received and reviewed information prepared by management and by a third party provider of investment company information regarding the Funds' investment performance compared against its benchmark and other funds in its Performance Group and Performance Universe. All information reviewed by the Board at its July 2005 meeting related to Performance Group, Performance Universe and its Lipper Index are as of the period ended April 30, 2005, while all information prepared by management (including benchmark related information) is as of the period ended June 30, 2005. With respect to the International Growth I Fund with respect to AIM and MFS, the Large Capital Growth Fund and the Mid Cap Strategic Growth Fund, the Board considered the performance of comparable funds or accounts managed by the relevant Sub-adviser. A summary of certain of the information that the Board considered is as follows:

   . Asset Allocation Fund (sub-advised by AIGGIC). The Board considered that the Fund's performance exceeded the Lipper Flexible Portfolio Fund Index and the median of its Performance Universe for the three-, five- and ten-year periods, but trailed such index and its Performance Universe for the one-year period. In addition, it was noted that the Fund slightly trailed the median of its Performance Group for the one-, five- and ten-year periods and outperformed the Group for the three-year period. Furthermore, the Board noted that the Fund outperformed its blended index for the one-, three- and five-year periods but slightly trailed such index for the ten-year period. The blended index is comprised of the S&P 500(R) Index (55%), the Lehman Brothers Aggregate Bond Index (35%) and the New York City 30 Day Certificate of Deposit Primary Offering Rate ("30-Day CD Rate") (10%). The Directors concluded that the Fund's performance has been satisfactory.

   . Blue Chip Growth Fund (sub-advised by T. Rowe Price). The Board considered that the Fund's performance exceeded the Lipper Large Cap Growth Index and the median of its Performance Universe for the one- and three-year periods. It was also noted that the Fund's performance exceeded the median of its Performance Group for three-year period, but slightly trailed such median for the one-year period. In addition, the Board noted that the Fund outperformed its benchmark, the S&P(R) 500 Index, for the one- and three-year periods. The Directors concluded that the Fund's performance has been satisfactory.

   . Broad Cap Value Fund (subadvised by BHMS). As the Fund had no performance history as of June 2005, the Board considered the performance of a composite of portfolios managed by BHMS that have similar investment objectives and investment strategies as the Fund. With respect to such composite, BHMS reported that its composite outperformed the S&P 500(R) Index and the Russell 1000 Value Index for the one-, three-, five- and ten-year periods.

   . Capital Conservation (sub-advised by AIGGIC ). The Board considered that the Fund's performance slightly trailed the Lipper A Rated Bond Fund Index, the median of its Performance Group and the median of its Performance Universe for the one-, three-, five- and ten-year periods. In addition, the Board noted that the Fund slightly trailed its benchmark, the Lehman Brothers Aggregate Bond Index, for the same periods. The Directors noted management's discussion of the Fund's performance and its recent improvement and concluded that the Fund's underperformance is being addressed.

   . Core Equity Fund (sub-advised by Wellington and WMA). The Board considered that the Fund's performance exceeded the Lipper Large Cap Core Index for the one- and three-year periods, but trailed such index for the five- and ten-year periods. It was also noted that the Fund's performance exceeded the median of its Performance Universe for the three-year period but trailed the median for the one-, five- and ten-year periods. In addition, the Board noted that the Fund's performance exceeded the median of its Performance Group for the three-year period and trailed the median for the one-, five- and ten-year periods. Finally, the Board noted that the Fund's performance trailed its benchmark, the S&P 500(R) Index for the one-, three-, five- and ten-year periods. The Directors also noted the Fund's more recent short-term performance. The Directors noted management's discussion of the Fund's performance and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Foreign Value Fund (subadvised by Templeton Global). As the Fund had no performance history as of June 2005, the Board considered the performance of the Templeton Foreign Fund, which has a similar investment objective and investment strategies as the Fund. Templeton Global reported that its fund had outperformed the Morgan Stanley Capital International ("MSCI") Europe, Australasia and the Far East Index ("EAFE Index") and the MSCI All Country World ex. U.S. Index over the longer term for the five- and ten-year periods but trailed those indices for the one- and three-year periods, noting the effect of the recent market environment on the fund's performance.

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   . Global Equity Fund (subadvised by Putnam). As the Fund had no performance history as of June 2005, the Board considered the performance of the Putnam Global Equity Fund, which has a similar investment objective and investment strategies to the Fund. Putnam reported that its fund had underperformed the MSCI World Index for the one-, three- and five-year periods, but outperformed the index for the ten-year period. Putnam also reported that its fund had outperformed the average of the Lipper Global Large-Cap Core Funds for the one-, three- and ten-year periods, but trailed the index for the five-year period. The Directors noted Putnam's discussion of its long-term investment philosophy.

   . Global Strategy Fund (subadvised by Franklin Advisers and Templeton
     Investment). As the Fund had no performance history as of June 2005, the Board considered the performance of the Templeton Global Asset Allocation Fund, which has a similar investment objective and investment strategies as the Fund. Franklin Advisers and Templeton Investment reported that its fund had outperformed the J.P. Morgan Global Government Bond Index for the year-to-date and the one- and ten-year periods, but trailed the index for the three- and five-year periods. The Sub-advisers also reported that its fund had outperformed the MSCI All Country World Index for the one-, three-, five- and ten-year periods.

   . Government Securities Fund (sub-advised by AIGGIC ). The Board considered that the Fund's performance exceeded the Lipper General U.S. Government Fund Index, the median of its Performance Group and the median of its Performance Universe for the one-, three-, five- and ten-year periods. In addition, the Board noted that the Fund slightly outperformed its benchmark, the Lehman Brothers U.S. Government Bond Index, for the three-year period but slightly underperformed such benchmark for the one-, five- and ten-year periods. The Directors noted management's discussion of the Fund's performance and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Growth & Income Fund (sub-advised by SAAMCo). The Board considered that the Fund's performance exceeded the Lipper Large Cap Core Index for the one-, three, and five-year periods, but trailed the index for the ten-year period. It also noted that the Fund's performance exceeded the median of its Performance Group for the one, three-, five- and ten-year periods. In addition, the Fund's performance exceeded the median of its Performance Universe for the one- and five- year periods, but slightly trailed the median for the three- and ten-year periods. The Board also noted that the Fund outperformed its benchmark, the S&P 500(R) Index, for the one-year period but trailed such benchmark for the three-, five- and ten-year periods. The Directors concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Health Sciences Fund (sub-advised by T. Rowe Price). The Board considered that the Fund's performance exceeded the median of its Performance Group and the median for its Performance Universe for the three-year period and trailed such medians for the one-year period. The Board also noted that the Fund outperformed the Lipper Health/Biotech Fund Index for the three-year period and underperformed the index for the one-year period. In addition, the Board noted that the Fund outperformed its benchmark, the S&P 500(R) Index, for the three-year period and trailed such benchmark for the one-year period. The Directors noted management's discussion of the Fund's performance including its continued monitoring of the Fund and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Income & Growth Fund (sub-advised by American Century). The Board considered that the Fund's performance trailed the Lipper Multi-Cap Value Index, the median of its Performance Group and the median of its Performance Universe for the one-, and three-year periods. In addition, the Board noted that the Board outperformed its benchmark, the S&P 500(R) Index, for the one- and three-year periods. The Directors noted management's discussion of its monitoring of the Fund's performance and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . International Equities Fund (sub-advised by AIGGIC). The Board considered that the Fund's performance trailed the median of its Performance Universe for the three-, five-, and ten-year periods and exceeded its Performance Universe for the one-year period. The independent third party provider of investment company information did not provide information with respect to the Fund's Performance Group because there were only two other funds in such group. In addition, the Board considered that the Fund underperformed its benchmark, the EAFE Index, for the one-, three-, five- and ten-year periods. The Directors noted management's discussion of the Fund's performance including its continued monitoring of the Fund and concluded that the Fund's performance is satisfactory in light of all factors considered.

   . International Government Bond Fund (sub-advised by AIGGIC). The Board considered that the Fund's performance exceeded the Lipper Global Income Fund Index and the median of its Performance Universe for the one-, three, five-year periods and lagged the index and its Performance Universe for the ten-year period. It was also noted that the Fund's performance exceeded the median in its Performance Group for the one- and three-year periods, but trailed the median for the five- and ten-year periods. In addition, the Board noted that the Fund underperformed its blended benchmark for the one-, three-, five- and ten-year periods. The blended benchmark is comprised of the JP Morgan Emerging Markets Bond Index Plus (EMBI+) (30%) and the JP Morgan Government Bond Index Plus (GBI+) (70%). The Directors concluded that the Fund's performance was satisfactory in light of all factors considered.

   . International Growth I Fund (sub-advised by American Century Global, AIM and MFS). The Board considered that the Fund's performed just above the median of its Performance Universe for the one-year period but trailed the median for the three-year period. The independent third party provider of investment company information did not provide information with respect to the Fund's Performance Group because there were only four funds in such group. In addition, the Board noted that the Fund underperformed its benchmark, the EAFE Index, for the benchmark for the one- and three-year periods. The Directors also noted the Fund's more recent short-term performance. The Directors took into account management's hiring of AIM and MFS as Sub-advisers of the Fund in an attempt to address the Fund's underperformance. The Directors noted that the performance of the new Sub-advisers was not reflected in the performance information. The Directors concluded that appropriate action had been to address the Fund's performance.

     At the April 2005 meeting, the Board considered the performance of the AIM's and MFS's funds that are managed with a similar investment objective and similar investment strategies as the Fund. It noted that both of their comparable funds (the AIM International Growth Fund and the MFS International Equity Portfolio) outperformed their Performance Groups for the one and three-year periods. Furthermore, it was noted that the AIM International Growth Fund outperformed the EAFE Index for the year-to-date and the three-year period ended March 31, 2005 and that the MFS International Equity Portfolio outperformed the EAFE Index for the year to date, one-, three- and five-year periods ended March 31, 2005.

                 APPROVAL OF ADVISORY AGREEMENTS (Unaudited)          171


   . Large Cap Core Fund (subadvised by Evergreen). As the Fund had no performance history as of June 2005, the Board considered the performance of a composite fund managed by Evergreen that has similar investment objectives and investment strategies as the Fund. With respect to such composite, the Evergreen Fundamental Large Cap composite, Evergreen reported that its composite outperformed the S&P 500(R) Index for the one-, three- and five-year periods and trailed the index for the ten-year period.

   . Large Cap Growth Fund (sub-advised by SAAMCo). The Board considered that the Fund's performance trailed the Lipper Large Cap Growth Index, the median of its Performance Group and the median of its Performance Universe for the one- and three-year periods. In addition, the Board noted that the Fund lagged its benchmark, the S&P 500(R) Index, for the same period. The Directors took into account management's proposal at the July 2005 meeting to reduce the Fund's expense cap, which the Board considered and approved. The Directors also noted management's discussion of the Fund and concluded that appropriate steps are being taken to address the Fund's performance.

   . Large Capital Growth Fund (sub-advised by AIM and SAAMCo). As the Fund had no performance history as of October 2004, the Board considered the performance of funds that are managed by the Sub-advisers and that have similar investment objectives and investment strategies as the Fund. With respect to the comparable fund managed by AIM, the AIM Large Cap Growth Fund Portfolio, it was reported that such fund outperformed both the Russell 1000 Growth Index and the average of the Lipper Large Cap Growth Category for the one-, three- and five-year periods.

   . Mid Cap Index Fund (sub-advised by AIGGIC). The Board considered that the
     Fund's performance was comparable to the median of its Performance Universe for all periods--the Fund exceeded the median of its Performance Universe for the one- and ten-year periods, but slightly trailed the median for the three- and five-year periods. In addition, it was noted that the Fund's performance exceeded the Lipper Mid Cap Core Index for all periods except the three-year period. The Board also noted that the Fund slightly underperformed its benchmark, the S&P Mid Cap 400 Index, for all periods. The Directors concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Mid Cap Strategic Growth Fund (sub-advised by Brazos and Van Kampen). As the Fund had no performance history as of October 2004, the Board considered the performance of funds that are managed by the Sub-advisers and that have similar investment objectives and investment strategies as the Fund. With respect to the comparable fund managed by Brazos, its Mid Cap Composite Portfolio, it was reported that the comparable fund outperformed both the Russell Mid Cap Growth Index and the Russell Mid Cap Index for six of the past eleven years. With respect to the comparable fund managed by Van Kampen, the Morgan Stanley Institutional Funds Mid Cap Growth Portfolio, it was reported that the comparable fund had outperformed the Russell Mid Cap Growth Index and average of the Lipper Mid Cap Growth Category for the one- and ten-year periods, and the period since inception (March 30, 1990), but lagged such index and category average for the three- and five-year periods.

   . Money Market I Fund (sub-advised by SAAMCo). The Board considered that the
     Fund's performance trailed the median of its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods. It also noted that the Fund's performance exceeded the Lipper Money Market Fund Index for the one- and three-year periods but trailed the index for the five- and ten-year periods. In addition, the Board noted that the Fund outperformed its benchmark, the 30-Day CD Rate, for the one-, five- and ten-year periods but slightly trailed such benchmark for the three-year period. The Board took into account the proposed reduction of the management fee and the expense cap, which the Board approved at the July 2005 meeting, and the potential effect of such reductions on the Fund's performance. The Directors also noted the relatively small range of returns among the Fund's peer group. The Directors concluded that appropriate action has been taken to address the Fund's performance.

   . Nasdaq-100 Index Fund (sub-advised by AIGGIC). The Board considered that the Fund's performance exceeded the median of its Performance Universe for the three-year period but trailed the median for the one- year period. It was also noted that the Fund's performance trailed the Lipper Multi Cap Growth Index for the one-year period, but outperformed the index for the three-year period. In addition, the Board noted that the Fund lagged its benchmark, the Nasdaq-100 Index, for the one- and three-year periods. The Directors noted management's discussion of the appropriateness of the Fund's peer group. The Directors concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Science & Technology Fund (sub-advised by T. Rowe Price and RCM). The
     Board considered that the Fund's performance exceeded the Lipper Science & Technology Index for the one- and three-year periods, but trailed such index for the five- and ten-year periods. It also noted that the Fund's performance was at or exceeded the median of its Performance Group for the one-, three- and five-year periods. With respect to the Fund's Performance Universe, it was noted that the Fund's performance was at or exceeded the median for the one- and three-year periods but trailed the median for the five-year period. In addition, the Board noted that the Fund outperformed its benchmark, the S&P 500(R) Index, for the three-year period, but lagged such benchmark for the one-, five- and ten-year periods. The Directors took into account management's plans for the Fund, as well as the proposed addition of RCM, which was not reflected in the performance information. The Directors concluded that the Fund's performance was satisfactory in light of all factors considered.

     In approving the Sub-Advisory Agreement with RCM, the Board also considered the performance of the Allianz/PIMCO RCM Global Tech Fund which is managed by RCM with a similar investment objective and investment strategy as the Science & Technology Fund and noted that it had exceptional performance for the one-, three- and five-year periods.

   . Small Cap Aggressive Fund (subadvised by CSAM). As the Fund had no performance history as of June 2005, the Board considered the performance of a composite of funds managed by CSAM that has a similar investment objective and investment strategy as the Fund. With respect to CSAM's Small Cap Growth Equity composite, CSAM reported that such its composite outperformed the Russell 2000 Growth Index for the ten-year period and the period since inception (January 1, 1990) but trailed such index for the one-, three- and five-year periods.

   . Small Cap Fund (sub-advised by American Century, Franklin Portfolio and T.
     Rowe Price). The Board considered that the Fund's performance exceeded the median of its Performance Group for the one- and three-year periods. It also noted that in its Performance Universe, the Fund trailed the median in the three-year period but exceeded the median in the one-year period.
     In addition, it was noted that the Fund's performance beat the Lipper
     Small Cap Core Index for the one-year period but trailed such index for the three-year period. The Board also noted that the Fund outperformed its benchmark, the Russell 2000 Index, for the one-year period but trailed such

       172         APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

    benchmark for the three-year period. The Directors took into account management's discussion of the Fund's performance, including the recent market environment with respect to smaller capitalization companies. The Directors concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Small Cap Index Fund (sub-advised by AIGGIC). The Board considered that the Fund's performance exceeded the median of its Performance Group for the three- and five-year periods but trailed the median for the one-year period. In its Performance Universe, it was noted that the Fund's performance exceeded the median for the three-year period, but trailed the median for the one- and five-year periods. In addition, it was noted that the Fund's performance trailed the Lipper Small Cap Core Index for the one-, three-, five- and ten-year periods. The Board also noted that the Fund slightly underperformed its benchmark, the Russell 2000 Index, for the one-, three-, five- and ten-year periods. The Directors took into account management's discussion of the Fund's performance. The Directors concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Small Cap Special Values Fund (subadvised by Evergreen and Putnam). As the
     Fund had no performance history as of June 2005, the Board considered the performance of funds that are managed by the Sub-advisers and that have similar investment objectives and investment strategies as the Fund. With respect to the comparable composite of funds managed by Evergreen, the Evergreen Special Values composite, Evergreen reported that its fund outperformed the Russell 2000 Value Index for the one-, three-, five- and ten-year periods and the period since inception (October 1, 1993). With respect to the comparable fund managed by Putnam, the Putnam Small Cap Value Fund, Putnam reported that its fund outperformed the Russell 2000 Value Index and average of the Lipper Small Cap Value Category for the one- and five-year periods and the period since inception (April 13, 1999) and trailed the index and category average for the three-year period.

   . Small Cap Strategic Growth Fund (subadvised by Evergreen). As the Fund had no performance history as of June 2005, the Board considered the performance of a composite fund that is managed by Evergreen that has similar investment objectives and investment strategies as the Fund. With respect to such composite, the Evergreen Special Equity composite, Evergreen reported that its composite outperformed the Russell 2000 Growth Index for the three- and five-year periods and the period since inception (January 1, 2000) and matched the index for the one-year period.

   . Social Awareness Fund (sub-advised by AIGGIC). The Board considered that the Fund's performance outperformed the Lipper Large Cap Core Index for the three-, five-, and ten-year periods and underperformed for the one-year period. It was also noted that the Fund's performance exceeded the median of its Performance Group for the three-year period, but trailed the median for the one- and five-year periods. In addition, the Board noted that the Fund's performance exceeded the median of its Performance Group for the three-, five, and ten-year periods but trailed the median for the one-year period. Finally, the Board noted that the Fund slightly underperformed its benchmark, the S&P 500(R) Index, for the one-, three-, five- and ten-year periods. The Directors concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Stock Index Fund (sub-advised by AIGGIC). The Board considered that the
     Fund's performance was no more than 0.11% above or below the median of both its Performance Group and Performance Universe and was no more than 0.12% below the Lipper S&P 500 Fund Index for the one-, three-, five- and ten-year periods. The Board also noted that the Fund slightly underperformed its benchmark, the S&P 500(R) Index, for the same periods. The Directors concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . VALIC Ultra Fund (subadvised by American Century). As the Fund had no performance history as of June 2005, the Board considered the performance of the American Century Ultra Fund, which has a similar investment objectives and investment strategies as the Fund. With respect to the American Century Ultra Fund, American Century reported that the fund outperformed the Russell 1000 Growth Index for the one-, three-, five- and ten-year periods, but trailed the S&P 500(R) Index for those same periods. In addition, American Century reported that the American Century Ultra Fund outperformed the average of the Lipper Large Cap Growth Category for those same periods.

   . Value Fund (sub-advised by Oppenheimer). The Board considered that the
     Fund's performance exceeded the Lipper Large Cap Value Index, the median of its Performance Group and the median of its Performance Universe for the one- and three-year periods. The Board also noted that the Fund outperformed its benchmark, the S&P 500(R) Index, for the one- and three-year periods. The Directors concluded that the Fund's performance has been satisfactory.

 Cost of Services & Benefits Derived. The Board was provided information related to the cost of services and benefits derived in connection with the Advisory Agreements. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory fees and that any collateral benefits derived as a result of providing advisory services to the Funds are de minimis.

 Profitability and Economies of Scale. The Board received information related to VALIC's profitability with respect to the services it provides to the Funds. It was noted that the sub-advisory fees paid pursuant to the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Investment Advisory Agreement. The Directors also relied on the ability of VALIC to negotiate the Investment Sub-Advisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Sub-adviser in connection with its relationship with the Funds is therefore not a material factor in their consideration of the Sub-Advisory Agreements. For similar reasons, the potential for the Funds to experience economies of scale from the Sub-advisers' management of the Funds was not considered a material factor to the Board's approval of the Sub-advisory Agreements. With respect to VALIC, the Board determined that its profitability was reasonable.

 Furthermore, the Board noted that VALIC serves as a transfer agent to the Funds and SAAMCo serves as the administrator to the Funds and that the fees for such services are paid for by the Funds.

 Terms of the Advisory Agreements. The Board reviewed the terms of the Advisory Agreements including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the fees it received from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Agreements.

                 APPROVAL OF ADVISORY AGREEMENTS (Unaudited)          173


 Compliance. The Board reviewed the administrator's compliance personnel and VALIC's and each Sub-adviser's regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning the compliance staff of RCM and AIM and MFS who would be responsible for providing compliance functions on behalf of the Science & Technology Fund and International Growth I Fund, respectively. The Board concluded that there was no information that it felt would have a material adverse effect on VALIC's or the Sub-advisers' ability to provide services to the Funds.

 Conclusions. In reaching its decision to recommend the renewal and/or approval of the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director contributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and the Sub-advisers possess the capability and resources to perform the duties required of it under its Advisory Agreement.

 Further, based upon its review of the Advisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreements are reasonable, fair and in the best interest of the Funds and their shareholders, and (2) the advisory fee rates and sub-advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

174        DIRECTOR AND OFFICERS INFORMATION (Unaudited)         November 30, 2005

                                                                                                           Number of
                                                                                                            Funds in
                                 Position    Term of Office                                               Fund Complex
Name, Birth Date                 Held With    and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served (4) Principal Occupations During Past Five Years Director (2)
------------------------------ ------------- --------------- -------------------------------------------- ------------
Independent Directors
Thomas J. Brown                Director         November      Formerly, Chief Operating Officer and            48
  DOB: December 24, 1945                           2005-      Chief Financial Officer, American General
                                                 Present      Asset Management (Investment
                                                              Management), (2000 to 2002).

-----------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven           Director            1998-      Retired Administrator.                           91
  DOB: October 6, 1945                           Present










-----------------------------------------------------------------------------------------------------------------------
William F. Devin               Chairman of          July      Retired.                                         91
  DOB: December 30, 1938       the Board (5)       2005-
                                                 Present

-----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Director            1998-      Professor and Head, Department of                48
  DOB: July 15, 1949                             Present      Neuroscience, and Visscher Chair of
                                                              Physiology, University of Minnesota
                                                              (1999-Present). Formerly, Director,
                                                              Graduate Program in Neuroscience,
                                                              University of Minnesota (1995-1999);
                                                              Professor of Neurosurgery, University of
                                                              Minnesota (1980-1999) .

-----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Director            1998-      Retired.                                         48
  DOB: July 27, 1940                             Present

-----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Director            1984-      President Emeritus, Rice University,             48
  DOB: March 2, 1912                             Present      Houston, Texas (1985-Present).


-----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Director            1984-      Pastor Emeritus and Director of Planned          48
  DOB: December 15, 1923                         Present      Giving, First Presbyterian Church
                                                              (1997-Present).

-----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Director            2001-      Vice President of Massachusetts Capital          48
  DOB: December 30, 1949                         Present      Resources Company (1982-Present).


-----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Director            1993-      Retired.                                         48
  DOB: September 26, 1930                        Present

-----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director            1998-      President, Meharry Medical College,              48
  DOB: October 28, 1946                          Present      Nashville, Tennessee (1994-Present).


-----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                    Other Directorships
and Address*                        Held by Director (3)
------------------------------ ------------------------------
Independent Directors
Thomas J. Brown                Trustee, Merrimac Funds, a
  DOB: December 24, 1945       mutual fund company (2004-
                               Present).


-------------------------------------------------------------
Dr. Judith L. Craven           Director, A.G. Belo
  DOB: October 6, 1945         Corporation, a media company
                               (1992-Present); Director
                               SYSCO Corporation, a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).

-------------------------------------------------------------
William F. Devin               Board of Governors,
  DOB: December 30, 1938       Boston Stock Exchange
                               (1985-Present).

-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
  DOB: July 15, 1949







-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
  DOB: July 27, 1940

-------------------------------------------------------------
Dr. Norman Hackerman           Chairman--Scientific Advisory
  DOB: March 2, 1912           Board for The Robert A. Welch
                               Foundation (1983-Present).

-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
  DOB: December 15, 1923


-------------------------------------------------------------
Kenneth J. Lavery              Director, Board of Overseers,
  DOB: December 30, 1949       Newton Wellesley Hospital
                               (1996-Present).

-------------------------------------------------------------
Ben H. Love                    None.
  DOB: September 26, 1930

-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, Monarch Dental
  DOB: October 28, 1946        Corporation (1997-Present);
                               Director, Pinnacle Financial
                               Partners, Inc. (2000-Present).
-------------------------------------------------------------

November 30, 2005  DIRECTOR AND OFFICERS INFORMATION (Unaudited) - CONTINUED   175

                                                                                                    Number of
                                                                                                     Funds in
                          Position    Term of Office                                               Fund Complex
Name, Birth Date          Held With    and Length of                                               Overseen by
and Address*            VALIC Complex Time Served (4) Principal Occupations During Past Five Years Director (2)
----------------------- ------------- --------------- -------------------------------------------- ------------
Interested Directors
Peter A. Harbeck (1)      Director          2001-       President, CEO and Director, AIG               100
  DOB: January 23, 1954                   Present       SunAmerica Asset Management Corp.
                                                        ("SAAMCo.") (August 1995 to present);
                                                        Director, AIG SunAmerica Capital
                                                        Services, Inc. ("SACS") (August 1993 to
                                                        Present) President and CEO, AIG Advisor
                                                        Group, Inc. (June 2004 to present)
----------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran          President         2002-       Senior Vice President, VALIC (2001-            N/A
  DOB: June 4, 1965                       Present       Present); Formerly, Vice President, VC I
                                                        and VC II (2001-2002); Formerly, Vice
                                                        President, American General Fund Group
                                                        (1999-2001); Senior Attorney, American
                                                        General Corp. (1997-1999).
----------------------------------------------------------------------------------------------------------------
Gregory R. Kingston       Treasurer         2000-       Assistant Treasurer (1999-2000); Vice          N/A
  DOB: January 18, 1966                   Present       President, SAAMCo (2001-Present);
                                                        Formerly, Vice President, American
                                                        General Investment Management, L.P.
                                                        (1999-2001); Assistant Treasurer, First
                                                        Investors Management Co. (1994-1999).
----------------------------------------------------------------------------------------------------------------
Nori L. Gabert            Secretary         2000-       Vice President and Deputy General              N/A
  DOB: August 15, 1953                    Present       Counsel, SAAMCo (2001-Present);
                                                        Formerly, Associate General Counsel,
                                                        American General Corp. (1997-2001).
----------------------------------------------------------------------------------------------------------------



Name, Birth Date        Other Directorships
and Address*            Held by Director (3)
----------------------- --------------------
Interested Directors
Peter A. Harbeck (1)            None
  DOB: January 23, 1954





--------------------------------------------
Officers
Evelyn M. Curran                N/A
  DOB: June 4, 1965




--------------------------------------------
Gregory R. Kingston             N/A
  DOB: January 18, 1966




--------------------------------------------
Nori L. Gabert                  N/A
  DOB: August 15, 1953


--------------------------------------------

* The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment by with SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or business manager. The "Fund Complex" includes the AIG Series Trust, Inc. (6 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (33 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Directors serve until their successors are duly elected and qualified.
(5)Effective July 27, 2005, Mr. Devin became Chairman of the Board. Previously, Mr. Devin was a Director from 2001 to July 27, 2005.

   Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

       176                       VALIC COMPANY I

BOARD OF DIRECTORS
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, TX 77046

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Brazos Capital Management, LP
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225

Franklin Portfolio Associates, LLC
One Boston Place, 29th Floor
Boston, Massachusetts 02108

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116

Morgan Stanley Investment Management (d/b/a "Van Kampen")
1221 Avenue of the Americas
New York, New York 10020

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281

RCM Capital Management, LLC ("RCM")
4 Embarcadero Center
San Francisco, California 94111

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Chief Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Chief Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Gregory N. Bressler, Vice President
Cynthia A. Gibbons,
Vice President, Chief Compliance Officer and Assistant Secretary
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Mark Matthes,
Assistant Secretary

 The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

 This report is for the information of the shareholders and variable contract owners participating in VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, VALIC Company I's Form N-Q will be available without charge on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the U.S. Securities and Exchange Commission's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company I uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company I's Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

 Information regarding how VALIC Company I voted proxies relating to securities held in the VALIC Company I Funds during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on "AIG VALIC Online"
                        in the Login Section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.428.2542 . View your account portfolio including values and AIG VALIC Online. . View, download or print account and transaction confirmation statements
                        . View current and historical fund performance and unit values
                        .  View or download transaction history
                        .  View your financial advisor's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        . Change your contact information such as telephone, address or e-mail
                        .  Initiate account transactions including:
                           > Allocation changes
                           > Transfer money among investment options
                           > Rebalance account to your desired allocation mix
                           > Loan modeling
                        .  Request forms for a variety of services
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click "AIG VALIC Online" in the Login Section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-428-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is our toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC Company I              PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 4873 VER 11/05

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

        (a)     (1) Not applicable.

                (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: February 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: February 7, 2006

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: February 7, 2006